LOANID     Borrower   Original   State Note Date  Application  Occupancy  Purpose                QM     Credit         Credit         Credit         Compliance  Fitch       Moody's     DBRS        S&P         Compliance                                                                       Compliance Exception Information                                       Compliance Exception     Seller Response          Compensating  Subject to Disposition
           Name       Loan                        Date                                           Status Exceptions     Exception      Exception      Grade       Compliance  Compliance  Compliance  Compliance  Exceptions                                                                                                                                              Comments                                          Factors       Predatory
                      Amount                                                                                           Information    Comments                   Rating      Rating      Rating      Rating                                                                                                                                                                                                                              - Unable
                                                                                                                                                                                                                                                                                                                                                                                                                                         to Test

9996895139 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 of 02/XX/2008 used as disbursement date for compliance testing.                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 01/XX/2008 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9995586368 XXXXXXXXXX XXXXXXXXXX MD    5/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Miscellaneous Compliance - (Doc Error) Initial GFE not provided applicant within three (3) business days of application.
9995359017 XXXXXXXXXX XXXXXXXXXX DC    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 03/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9988705082 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Purchase                                     File does not                 D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement Used  Federal Compliance - TIL in file indicated to be final, expected       SELLER - GENERAL COMMENT GENERAL COMMENT                        Yes        TR
                                                                                                                       contain either                                                                            For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for   funding date same as disbursement and/or note date but is not signed   (2019-09-19): The issue  (2019-09-19): The issue                           Indeterminable
                                                                                                                       Preliminary of                                                                            any applicable Federal, State or Local compliance testing.                       or                                                                     cited has either been    cited has either been
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   dated by borrower so cannot confirm that borrower received.            resolved or was          resolved or was
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Disbursement Date Missing                         determined to not be an  determined to not be an
                                                                                                                                                                                                                 of 08/XX/2007 used as disbursement date for compliance testing.                  Closing / Title - TIL appears to be final but not signed nor initialed exception as noted. The  exception as noted. The
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        by borrower.                                                           missing document has     missing document has
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - FACTA Disclosure Missing                          been located and         been located and
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement uploaded as XXX          uploaded as XXX
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   Used For Fee Testing                                                   REVIEWER - GENERAL
                                                                                                                                                                                                                 by closing.                                                                                                                                             COMMENT (2019-09-19): 2
                                                                                                                                                                                                                                                                                                                                                                         copies of the Estimated
                                                                                                                                                                                                                                                                                                                                                                         Title Company Closing
                                                                                                                                                                                                                                                                                                                                                                         Statement were provided.
                                                                                                                                                                                                                                                                                                                                                                         Still missing a Final
                                                                                                                                                                                                                                                                                                                                                                         HUD-1. Exception
                                                                                                                                                                                                                                                                                                                                                                         remains.
9987734260 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       preliminary or                                                                            of 04/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       final title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 03/XX/2005 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 for testing was 10/XX/2004.                                                      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Miscellaneous Compliance - (Doc Error) Initial GFE not provided if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005.
9987127812 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: State Compliance - California Primary Residence Late Charge Percent                                                                               -
                                                                          Other                                                                                                                                  Unable to determine if late charge exceeds state maximum due to missing          Testing
                                                                                                                                                                                                                 information.                                                                     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
9983610715 XXXXXXXXXX XXXXXXXXXX NC    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                       Preliminary or                                                                            application date of 07/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 for testing was 02/XX/2007.                                                      Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
9983329012 XXXXXXXXXX XXXXXXXXXX OH    10/XX/2006 9/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - Ohio Late Charge Percent and Amount Testing                                                                                    -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 09/XX/2006.                                                      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] State Compliance - Ohio Late Charge Percent and Amount Testing: Unable to
                                                                                                                                                                                                                 determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9980338325 XXXXXXXXXX XXXXXXXXXX CT    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
9979238388 XXXXXXXXXX XXXXXXXXXX OH    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9978268861 XXXXXXXXXX XXXXXXXXXX IL    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing                                                                              -
                                                                          Debt Consolidation                                                                                                                     Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9974711017 XXXXXXXXXX XXXXXXXXXX AZ    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
9972523612 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TIL Itemization did not disclose an Overestimate                                                                             -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Fee of $300, A Sub Escrow Fee of $125 and a Courier Fee of $25 ass
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        prepaid finance charges.  Additionally, TIL Itemization disclosed
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Prepaid Interest of -$96.64 and Settlement/Closing Fees of $1500 and
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Final HUD reflects $650.70 and $400 respectively.
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
9967208152 XXXXXXXXXX XXXXXXXXXX MA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            file of document or worksheet indicating how the lender determined that the home State Compliance - 5% late charge exceeds 3% maximum per state (MA)
                                                                                                                       Final Title                                                                               loan is in the borrower's interest.                                              State Compliance - 10 day grace period less than 15 day minimum per
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  state (MA)
                                                                                                                                                                                                                 Note grace period less than minimum per state.                                   State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount     Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 Testing: Unable to determine if late charge exceeds state maximum due to missing Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 information.                                                                     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value, lookback was performed to determine this application date.  The final date used  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 for testing was 11/XX/2006.                                                      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
9965868114 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2007  1/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
9963046917 XXXXXXXXXX XXXXXXXXXX PA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Required Parties
                                                                                                                                                                                                                 application date of 11/XX/2007 which is X months prior to consummation. A        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Application
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      same lender refi
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     required parties
                                                                                                                                                                                                                 missing information.                                                             General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 timing requirements.                                                             Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9962667922 XXXXXXXXXX XXXXXXXXXX AZ    8/XX/2007  7/XX/2007    UTD        Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Non Same Lender Refinance
                                                                                                        Security                                                                                                 of 08/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Business Days From Transaction Date
                                                                                                        not on a                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        FNMA/FHLMC                                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        form and does                                                                                            application date located in file.  Compliance tests were run using an            Application
                                                                                                        not contain                                                                                              application date of 07/XX/2007 which is X months prior to consummation. A        Federal Compliance - Property Type Not Provided
                                                                                                        the following                                                                                            lookback was performed to determine this application date.                       Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        clauses:: ___                                                                                            [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    same lender refi
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 testing may be impacted.                                                         results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
9951011480 XXXXXXXXXX XXXXXXXXXX NH    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
9950859438 XXXXXXXXXX XXXXXXXXXX IN    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
9950532309 XXXXXXXXXX XXXXXXXXXX MA    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                                                                                                                  Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  State Compliance - Late charge is higher than 3% permitted by State file of document or worksheet indicating how the lender determined that the home (MA)
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              State Compliance - Grace period not allowed per state (MA) - min grace
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Grace Period Testing: Note      period for MA is 15 days - note states 10 days
                                                                                                                                                                                                                 grace period less than minimum per state.                                        State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9949388954 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                          -
                                                                          Other                                                                                                                                  Act (HELOC): HELOC Brochure not provided to borrower.
9947403675 XXXXXXXXXX XXXXXXXXXX AZ    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 of 10/XX/2005 used as disbursement date for compliance testing.                  Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.
9944282355 XXXXXXXXXX XXXXXXXXXX AZ    3/XX/2006  2/XX/2006    Primary    UTD UTD                                      File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Property Type Not Provided                        REVIEWER - GENERAL                                              UTD        Indeterminable
                                                                                                                       contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely   COMMENT (2019-07-10):
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement   None of the documents or
                                                                                                                       Final Title.                                                                              fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     General Appraisal Requirements - Due to lack of appraised value,       information received are
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        compliance tests requiring an LTV were run off an assumed value of a   sufficient to clear any
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  contract sales price or original loan amount, whichever applies.       of the exceptions, issue
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Federal Compliance - Notice of Right to Cancel Missing                 remains.
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 disclosure requirements.                                                         Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Provided Timely
                                                                                                                                                                                                                 of 03/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Not Provided
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation.  A
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                 for testing was 09/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9942264978 XXXXXXXXXX XXXXXXXXXX WV    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
9940265845 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Under disclosure of calculated finance charge was                                                                            -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure.                          due to the record of notice of settlement fee of $35 was not included
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      in the prepaid finance charges of the Itemization of Amount Financed.
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated This represented the variance.
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.                                    Federal Compliance - FACTA Disclosure Missing
9939350725 XXXXXXXXXX XXXXXXXXXX OH    1/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio         State Compliance - PPP Expired. Prepayment charge not allowed per                                                                                 -
                                                                          Other                                                                                                                                  Prepayment Penalty:  Loan contains an impermissible prepayment penalty which     state (OH) - max prepayment charge for OH Fixed Rate is 0% - note allows for a prepayment penalty on a refinance by the same lender. (applies only states 1%. Lender is XXXX
                                                                                                                                                                                                                 to Second Mortgage Loan Act registrants)                                         Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
9938342138 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            application date of 11/XX/2007 which is X months prior to consummation. A        or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 for testing was 06/XX/2007.                                                      Required Parties
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   State Compliance - 4% late charge exceeds 2% maximum per state.
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Application
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 missing information.                                                             compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 timing requirements.                                                             by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9933827513 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                       Preliminary or                                                                            application date of 02/XX/2006 which is X months prior to consummation. A        Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  by borrower.
                                                                                                                                                                                                                 for testing was 09/XX/2005.                                                      Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 exceeds maximum per state.                                                       or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Prior or equal to Disbursement Date
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Required Parties
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Business Days From Transaction Date
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Application
                                                                                                                                                                                                                 timing requirements.                                                             General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 transaction disbursed on 03/XX/2006, prior to three (3) business days from       State Compliance - Late charge not allowed per state (NY) - max late
                                                                                                                                                                                                                 transaction date of 03/XX/2006.                                                  charge for NY is 2% - note states 5%
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9933737556 XXXXXXXXXX                             11/XX/2007   Primary    Refinance Rate/Term                                                        D           D           D           D           D                                                                                            Application / Processing - Missing Document: Missing Lender's Initial  SELLER - GENERAL COMMENT GENERAL COMMENT                        UTD        Indeterminable
                                                                                                                                                                                                                                                                                                  1003                                                                   (2019-09-05): "The issue (2019-09-05): "The issue
                                                                                                                                                                                                                                                                                                  Closing / Title - Missing Final HUD-1                                  cited has either been    cited has either been
                                                                                                                                                                                                                                                                                                  Loan File - File only contains Mortgage,  and a TIL. Compliance        resolved or was          resolved or was
                                                                                                                                                                                                                                                                                                  testing not completed.                                                 determined to not be an  determined to not be an
                                                                                                                                                                                                                                                                                                  Closing / Title - Missing Document: Note - Subject Lien not provided   exception as noted. The  exception as noted. The
                                                                                                                                                                                                                                                                                                                                                                         missing document has     missing document has
                                                                                                                                                                                                                                                                                                                                                                         been located and         been located and
                                                                                                                                                                                                                                                                                                                                                                         uploaded as XXXX.        uploaded as XXXX.
                                                                                                                                                                                                                                                                                                                                                                         "                        "
                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                         COMMENT (2019-09-05): No
                                                                                                                                                                                                                                                                                                                                                                         trailing doc uploaded
                                                                                                                                                                                                                                                                                                                                                                         for review. Final HUD-1
                                                                                                                                                                                                                                                                                                                                                                         not provided. Exception
                                                                                                                                                                                                                                                                                                                                                                         remains.
9932260321 XXXXXXXXXX XXXXXXXXXX VA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                        contain either                                                                                                                                                             Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                                                                                                             Application
                                                                                                                       Final Title.                                                                                                                                                               Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                                                                                                  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - Federal FACTA Disclosure Timing Test
9930749516 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 of 06/XX/2004 used as disbursement date for compliance testing.                  Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9928683020 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            application date of 03/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 10/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9928278884 XXXXXXXXXX XXXXXXXXXX VA    6/XX/2005  6/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 by closing.
9927905286 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Notice of Right to Cancel Expiration Date                                                                               -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Prior or equal to Disbursement Date
                                                                                                                                                                                                                 of 12/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Required Parties
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 11/XX/2005 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 missing information.                                                             Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
9927312434 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                          -
                                                                          Debt Consolidation                                                                                                                     Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    same lender refi
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
9923540995 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Federal Compliance - TIL in file indicated to be final, expected                                                                       Yes        TR HUD
                                                                          Other                                        contain either                                                                            For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  funding date same as disbursement and/or note date but is not signed                                                                              Deficiency (UAL
                                                                                                                       Preliminary or                                                                            applicable Federal, State or Local compliance testing.                           or dated by borrower so cannot confirm that borrower received.                                                                                    State)
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Required Parties
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        Federal Compliance - Under-disclosure appears to be due to daily
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       simple interest calculation on loan.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Application
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 testing may be impacted.                                                         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 missing information.                                                             Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      by borrower.
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  Used For Fee Testing
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9920297667 XXXXXXXXXX XXXXXXXXXX MN    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
9918487530 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            of 10/XX/2006 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - Greater of 5% or $10 late charge exceeds maximum 2%
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        per state of NY.
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     state of NY.
                                                                                                                                                                                                                 period less than minimum per state.                                              Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9918298610 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2004  7/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Right of Rescission Timing - Receipt Date Missing                                                                            -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 of 08/XX/2004 used as disbursement date for compliance testing.                  same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 application date of 07/XX/2004 which is X months prior to consummation. A        Prior or equal to Disbursement Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Required Parties
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Application
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2004, prior to three (3) business days from transaction date of 08/XX/2004.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
9918008720 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 11/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 06/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
9915364067 XXXXXXXXXX XXXXXXXXXX CO    8/XX/2006  8/XX/2006    Primary    Refinance Rate/Term                                                        A           A           A           A           A                                                                                                                                                                                                                                              -
9914221017 XXXXXXXXXX XXXXXXXXXX WA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - TILA HELOC - Billing Rights Disclosure Not                                                                        Yes        TR
                                                                          Other                                                                                                                                  Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Provided Timely                                                                                                                                   Indeterminable
                                                                                                                                                                                                                 Account Opening not in file. Unable to validate accuracy of and compliance with  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 disclosure requirements.                                                         Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 of account opening.                                                              compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation.  A
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                 for testing was 02/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
9906796975 XXXXXXXXXX XXXXXXXXXX IN    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                           contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          Arrangement Disclosure Missing
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 for testing was 08/XX/2006.                                                      Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9904801811 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: General Appraisal Requirements - Due to lack of appraised value,                                                                                  Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary of                                                                            grace period less than 15 days.                                                  contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 09/XX/2007 which is X months prior to consummation. A        State Compliance - 10 day grace period less than 15 day minimum per lookback was performed to determine this application date.  The final date used  state for testing was 04/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9901787626 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
9900541529 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2007 10/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject  Federal Compliance - FNMA Points and Fees                                                                                                         -
                                                                                                                                                                                                                 loan of XXX% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXXX vs. an allowable total of $XXXX and $1000.00
                                                                                                                                                                                                                 (2007) (an overage of $XXXX or XXXX%).
9892819565 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2007  12/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9892420309 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                        contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably same lender refi
                                                                                                                       Preliminary of                                                                            practicable time after using credit score.                                       Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   by borrower
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        funding date same as disbursement and/or note date but is not signed lookback was performed to determine this application date.  The final date used  or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 for testing was 02/XX/2007.                                                      Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Required Parties
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Application
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 missing information.                                                             compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9887657878 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                         Final Title                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                           and Commitment                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       is missing                                                                                application date of 04/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9886779878 XXXXXXXXXX XXXXXXXXXX TX    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 of 11/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9882100484 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
9882010631 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  8/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
9881766933 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2003  7/XX/2003    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B                                                                                            Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                            -
                                                                          Debt Consolidation                           contain either                                                                                                                                                             Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                       Preliminary or                                                                                                                                                             State Compliance - 5% late charge exceeds 2% maximum per state (NY).
                                                                                                                       Final Title                                                                                                                                                                State Compliance - 10 day grace period is less than 15 day minimum per state (NY).
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                  General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                  State Compliance - PPP Expired. Prepayment charge not allowed per state (NY) - max prepayment charge for (NY) is no prepayment charge on junior liens  - note states $250. Lender is XXXX, Principally Located in XXXX.
9881597631 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Preliminary or                                                                            of 03/XX/2006 used as disbursement date for compliance testing.                  Provided Timely
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of account opening.                                                              Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Provided Timely
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Application Date.                                                                contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9881488907 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
9880247304 XXXXXXXXXX XXXXXXXXXX MO    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                                                                                                                  Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9878082501 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2007  3/XX/2007    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   or dated by borrower so cannot confirm that borrower received
                                                                                                                       Final Title                                                                               application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Application
                                                                                                                                                                                                                 for testing was 03/XX/2007.                                                      Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         by borrower.
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9875769209 XXXXXXXXXX XXXXXXXXXX MA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    State Compliance - Massachusetts Home Loan - Borrower's Interest                                                                                  -
                                                                          Other                                                                                                                                  Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Tangible Net Benefit Worksheet Not in File file of document or worksheet indicating how the lender determined that the home Miscellaneous Compliance - (Doc Error) Initial GFE not provided loan is in the borrower's interest.
9875212576 XXXXXXXXXX XXXXXXXXXX SC    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Note Date of 10/XX/2006 used as Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 disbursement date for compliance testing.                                        Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Transaction Date
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          State Compliance - South Carolina Late Charge Amount Testing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Disclosure Not Provided)
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 for testing was 04/XX/2006.                                                      Application
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9874835563 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Unable to determine under disclosure due to                                                                                  -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            missing Itemization of Finance Charges. Under disclosure due to the
                                                                                                                       Preliminary or                                                                            application date of 04/XX/2006 which is X months prior to consummation. A        Daily Simple Interest calculation payment stream.
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 for testing was 11/XX/2005.                                                      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      or
                                                                                                                                                                                                                 Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated   dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.                                     Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Required Parties
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Arrangement Disclosure Missing
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.                                    same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all   Closing / Title - TIL appears to be final but not signed nor initialed parties whose ownership interest is or will be subject to the security interest. by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9870921562 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2008  3/XX/2008    Primary    Refinance Rate/Term                          File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - TILA HELOC - Billing Rights Disclosure Not                                                                                   -
                                                                                                                       contain either                                                                            Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Provided Timely
                                                                                                                       Preliminary or                                                                            to borrower at time of account opening.                                          General Appraisal Requirements - Appraisal not provided in the file.
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 03/XX/2008 which is X months prior to consummation. A        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Business Days From Transaction Date
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 period less than minimum per state.                                              State Compliance - New York Late Charge Grace Period Testing
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
9865554570 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2006 9/XX/2006    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                       contain either
                                                                                                                       Preliminary or
                                                                                                                       Final Title
9865050285 XXXXXXXXXX XXXXXXXXXX GA    2/XX/2007  1/XX/2007    Primary    Purchase                      [C]                                          A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                                                        Application /
                                                                                                        Processing -
                                                                                                        FEMA Disaster
                                                                                                        Issue: The
                                                                                                        most recent
                                                                                                        valuation
                                                                                                        inspection is
                                                                                                        dated prior to
                                                                                                        the most
                                                                                                        recent FEMA
                                                                                                        disaster.:
                                                                                                        Most Recent
                                                                                                        Valuation
                                                                                                        Inspection
                                                                                                        Date: ___
                                                                                                        Disaster End
                                                                                                        Date: ___
                                                                                                        Disaster Name:
                                                                                                        ___
                                                                                                        Disaster
                                                                                                        Declaration
                                                                                                        Date: ___
9863215918 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Debt Consolidation                                                                                                                     lender refi: Original Lender was not able to be determined. Unable to determine  Non Same Lender Refinance
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
9854235897 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2006  5/XX/2006    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                       contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            application date of 05/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9854025018 XXXXXXXXXX XXXXXXXXXX CT    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - Property Type Not Provided                                                                                                   -
                                                                          Other                                                                                                                                  Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 04/XX/2004 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 for testing was 11/XX/2003.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9848618846 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - FACTA Disclosure Missing                                                                                                     -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 of 06/XX/2005 used as disbursement date for compliance testing.                  Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.
9848370710 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
9847470005 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Property Type Not Provided                                                                                                   Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 of 02/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - Minimum grace period for NJ is 15 days - note
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        states 10 days.
                                                                                                                                                                                                                 lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9846387946 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Right of Rescission Timing - Note Date used as          Federal Compliance - Right of Rescission Timing - Note Date used as                                                                               -
                                                                          Other                                                                                                                                  Transaction Date: Unable to conclusively determine date of consummation. Note    Transaction Date
                                                                                                                                                                                                                 date used as transaction date for purposes of determining compliance with        Miscellaneous Compliance - (Doc Error) Initial GFE not provided rescission timing requirements
9845945879 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2007  1/XX/2007    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                       contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       preliminary or                                                                            application date of 01/XX/2007 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                       final title.                                                                              lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9845012142 XXXXXXXXXX XXXXXXXXXX MA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                          Debt Consolidation                           contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                       Preliminary or                                                                            of 06/XX/2007 used as disbursement date for compliance testing.                  by borrower.
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 practicable time after using credit score.                                       or
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 file of document or worksheet indicating how the lender determined that the home Business Days From Transaction Date
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      State Compliance - Late charge not allowed per state (MA) - max late
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                charge for MA is 3% - note states 4%
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 for testing was 12/XX/2006.                                                      Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     same lender refi
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9840140008 XXXXXXXXXX XXXXXXXXXX NC    7/XX/2007  6/XX/2007    Primary    Purchase                                                                   B           B           B           B           B                                                                                            Federal Compliance - FACTA Disclosure Missing                                                                                                     -
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
9838718051 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing                                                                                                     -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.
9835705436 XXXXXXXXXX XXXXXXXXXX TX    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9832306883 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Federal Compliance - Notice of Right to Cancel Missing                 REVIEWER - GENERAL       GENERAL COMMENT                        Yes        TR HUD
                                                                          Other                                                                                                                                  For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  Federal Compliance - Missing Initial Loan Application Test             COMMENT (2019-09-18):    (2019-09-18): Unable to                           Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.                           Federal Compliance - Disbursement Date Missing                         Unable to procure.       procure.
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped SELLER - GENERAL COMMENT
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Used For Fee Testing                                                   (2019-09-18): Unable to
                                                                                                                                                                                                                 of 10/XX/2005 used as disbursement date for compliance testing.                                                                                         procure.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9832113914 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 of 12/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Business Days From Transaction Date
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.
9827119026 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [B] Closing /  File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - Unable to determine the # of units,                                                                                    -
                                                                          Other                         Title -        contain either                                                                            application date located in file.  Compliance tests were run using an            compliance results were generated using a defaulted value.
                                                                                                        Security       Preliminary or                                                                            application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - TIL in file indicated to be final, expected
                                                                                                        Instrument is  Final Title.                                                                              lookback was performed to determine this application date.  The final date used  funding date same as disbursement and/or note date but is not signed
                                                                                                        not on a                                                                                                 for testing was 06/XX/2006.                                                      or
                                                                                                        FNMA/FHLMC                                                                                               [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     dated by borrower so cannot confirm that borrower received.
                                                                                                        form and does                                                                                            Type. If property type is other than single family residence, state and federal  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                        not contain                                                                                              testing may be impacted.                                                         Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        the following                                                                                            [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        clauses:: ___                                                                                            Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Application
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 missing information.                                                             by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                 [B] Miscellaneous Compliance - Unable to determine the # of units, compliance results were generated using a defaulted value.: -
9825848955 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                                       Preliminary or                                                                            of 02/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Business Days From Transaction Date
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Application Date.                                                                State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    State Compliance - New York Late Charge Grace Period Testing
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Provided Timely
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 application date of 01/XX/2006 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value, lookback was performed to determine this application date.  The final date used  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 for testing was 08/XX/2005.                                                      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
9825005314 XXXXXXXXXX XXXXXXXXXX AZ    9/XX/2005  12/XX/2004   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - TILA HELOC - Billing Rights Disclosure Not                                                                                   -
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Provided Timely
                                                                                                                                                                                                                 to borrower at time of account opening.
9819356282 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 11/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
9815307559 XXXXXXXXXX XXXXXXXXXX IN    7/XX/2007  6/XX/2007    Primary    Purchase                                     File does not                 A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                                                                       contain either
                                                                                                                       Preliminary or
                                                                                                                       Final Title.
9812978734 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
9812771516 XXXXXXXXXX XXXXXXXXXX SC    9/XX/2005  8/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Unable to determine cause of underdisclosure due                                                                             -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          to missing Itemization of Amount Financed.
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document       Disclosure Not Provided)
                                                                                                                                                                                                                 specifying the agency designated to receive complaints or inquiries about the    Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 origination and making of the loan.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
9812627113 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
9811956040 XXXXXXXXXX XXXXXXXXXX MA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                                                                                                                  Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 practicable time after using credit score.                                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - not signed
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home Required Parties
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              State Compliance - Massachusetts Open End Late Charge Grace Period
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  Testing
                                                                                                                                                                                                                 Note grace period less than minimum per state.                                   State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Application
                                                                                                                                                                                                                 for testing was 06/XX/2006.                                                      Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9806091104 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 of 06/XX/2004 used as disbursement date for compliance testing.                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 05/XX/2004 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9805363644 XXXXXXXXXX XXXXXXXXXX NC    10/XX/2007 9/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Final TIL Finance Charge Under Disclosed                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 application date of 09/XX/2007 which is X months prior to consummation. A        Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   same lender refi
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9804036020 XXXXXXXXXX XXXXXXXXXX CO    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
9802011230 XXXXXXXXXX XXXXXXXXXX MD    5/XX/2007  3/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Right of Rescission Timing - Receipt Date Missing                                                                            -
                                                                          Other                         Title -                                                                                                  Missing Final TIL Signature Date. Unable to determine compliance with rescission Closing / Title - Final TIL is signed but not dated on signature-doc
                                                                                                        Security                                                                                                 timing requirements.                                                             0116
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC
                                                                                                        form and does
                                                                                                        not contain
                                                                                                        the following
                                                                                                        clauses:: ___
9798876826 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
9798092034 XXXXXXXXXX XXXXXXXXXX MD    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            application date of 11/XX/2006 which is X months prior to consummation. A        or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 for testing was 06/XX/2006.                                                      Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Unable to determine under disclosure due to lender refi: Original Lender was not able to be determined. Unable to determine  missing Itemization of Amount Financed.
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     same lender refi
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated by borrower.
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9791873006 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Not dated                                                                                                                    -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 of 12/XX/2004 used as disbursement date for compliance testing.                  Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004.
9790369761 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                              -
                                                                          Other                                                                                                                                  Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Consummation
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 04/XX/2006 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 missing information.                                                             Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      required parties
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9789972521 XXXXXXXXXX XXXXXXXXXX ME    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            of 02/XX/2008 used as disbursement date for compliance testing.                  or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Required Parties
                                                                                                                                                                                                                 application date of 01/XX/2008 which is X months prior to consummation. A        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 lookback was performed to determine this application date.  The final date used  Business Days From Transaction Date
                                                                                                                                                                                                                 for testing was 08/XX/2007.                                                      Federal Compliance - Under-disclosure is payment stream related.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Discrepancy is caused by the calculation of payments versus reflection lender refi: Original Lender was not able to be determined. Unable to determine  of payments within the Final TIL.
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.   Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      same lender refi
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 missing information.                                                             General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 timing requirements.                                                             Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      by borrower.
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9786929341 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2008  7/XX/2008    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            of 08/XX/2008 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably by borrower.
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 application date of 07/XX/2008 which is X months prior to consummation. A        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 lookback was performed to determine this application date.  The final date used  Business Days From Transaction Date
                                                                                                                                                                                                                 for testing was 02/XX/2008.                                                      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 testing may be impacted.                                                         Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2008, prior to three (3) business days from transaction date of 08/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9786830045 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       Late Charge
                                                                          Other                                        contain either                                                                                                                                                             Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                                                                                                             Application
                                                                                                                       Final Title                                                                                                                                                                Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                  Business Days From Transaction Date
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                                                                                                  State Compliance - Late charge grace period not allowed per state (NJ)
                                                                                                                                                                                                                                                                                                  - max late charge grace period for NJ is 15 days - note states 11 days
9785959965 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         Miscellaneous Compliance - (Doc Error) Initial GFE not provided
9782230676 XXXXXXXXXX XXXXXXXXXX CT    10/XX/2005 9/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Itemization did not disclose the courier fee of                                                                              -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          $35 and wire fee of $10 as prepaid finance charges.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 09/XX/2005 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 08/XX/2005.                                                      Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
9779723292 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - TILA HELOC - Important Terms Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Provided Timely
                                                                                                                                                                                                                 of account opening.                                                              Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act
                                                                                                                                                                                                                 (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement.
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
9776768465 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
9769428268 XXXXXXXXXX XXXXXXXXXX VA    12/XX/2006 12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
9768761779 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Preliminary or                                                                            of 03/XX/2006 used as disbursement date for compliance testing.                  Provided Timely
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9764460184 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: State Compliance - California Primary Residence Late Charge Percent                                                                               -
                                                                          Other                                                                                                                                  Unable to determine if late charge exceeds state maximum due to missing          Testing
                                                                                                                                                                                                                 information.                                                                     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Application
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        same lender refi
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
9755490108 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                        contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               application date located in file.  Compliance tests were run using an            Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9755149342 XXXXXXXXXX XXXXXXXXXX VA    1/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee      Federal Compliance - TILA Rescission - Disbursement Date Less than 3   SELLER - GENERAL COMMENT GENERAL COMMENT                        Yes        TR
                                                                          Other                                                                                                                                  Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal,  Business Days From Transaction Date                                    (2019-09-25): Unable to  (2019-09-25): Unable to                           Indeterminable
                                                                                                                                                                                                                 State or Local compliance testing.                                               Federal Compliance - Disbursement Date Missing                         procure.  Missing page 2 procure.  Missing page 2
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For    of the final HUD         of the final HUD
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Fee Testing of 01/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.
9754488530 XXXXXXXXXX XXXXXXXXXX VA    7/XX/2007  6/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
9751876181 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 09/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9751531252 XXXXXXXXXX XXXXXXXXXX MA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                                                                                                                  Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Federal Compliance - TILA - Final TIL Missing file of document or worksheet indicating how the lender determined that the home Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              State Compliance - 10% late charge exceeds 3% maximum per state of MA.
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9748603217 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date by borrower.
                                                                                                                       Preliminary or                                                                            of 11/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Final Title                                                                               [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Required Parties
                                                                                                                                                                                                                 application date of 10/XX/2007 which is X months prior to consummation. A        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 lookback was performed to determine this application date.  The final date used  Business Days From Transaction Date
                                                                                                                                                                                                                 for testing was 05/XX/2007.                                                      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  same lender refi
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 missing information.                                                             contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9748056178 XXXXXXXXXX XXXXXXXXXX ID    7/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 07/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
9747698862 XXXXXXXXXX XXXXXXXXXX ID    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                                                                                                      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
9744454571 XXXXXXXXXX XXXXXXXXXX CT    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
9741975697 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 08/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
9732421457 XXXXXXXXXX XXXXXXXXXX OR    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                        Security                                                                                                 of 07/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                        FNMA/FHLMC                                                                                               application date of 06/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                        not contain                                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        the following                                                                                            Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                        clauses:: ___                                                                                            Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
9729996722 XXXXXXXXXX XXXXXXXXXX ID    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 06/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Provided Timely
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock       State Compliance - Idaho Late Charge Percent and Amount Testing
                                                                                                                                                                                                                 Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate          State Compliance - Idaho Late Charge Grace Period Testing
                                                                                                                                                                                                                 Lock-In/Float Disclosure not provided to borrower.                               State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock
                                                                                                                                                                                                                 [B] State Compliance - Idaho Late Charge Grace Period Testing: Note grace period Agreement Not Provided)
                                                                                                                                                                                                                 less than minimum per state.                                                     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] State Compliance - Idaho Late Charge Percent and Amount Testing: Unable to   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 determine if late charge exceeds state maximum due to missing information.       Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
9729244831 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 9/XX/2006    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        Security                                                                                                 of 10/XX/2006 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC                                                                                               application date of 09/XX/2006 which is X months prior to consummation. A        Application
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                        not contain                                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                        the following                                                                                            Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                        clauses:: ___                                                                                            Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
9723685520 XXXXXXXXXX XXXXXXXXXX AL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Alabama Late Charge Percent and Amount Testing: Note late State Compliance - AL - 10% exceeds max allowed of 5%, however, the                                                                               -
                                                                          Debt Consolidation                                                                                                                     charge exceeds maximum per state.                                                Max of $40 per the Note is within the state regulations of a max of
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        $100
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
9722624415 XXXXXXXXXX XXXXXXXXXX TX    1/XX/2007  12/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9716012128 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 of 03/XX/2007 used as disbursement date for compliance testing.                  Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
9715817738 XXXXXXXXXX XXXXXXXXXX AL    12/XX/2006 11/XX/2006   Primary    Refinance Limited                                                          B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Cash-out GSE                                                                                                                           Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 12/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9715533045 XXXXXXXXXX XXXXXXXXXX VA    6/XX/2006  5/XX/2006    Primary    UTD UTD                                      File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            of 06/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Property Type Not Provided
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Application Date.                                                                Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9711586810 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Business Days From Transaction Date: Truth in Lending Act:  Subject loan         Business Days From Transaction Date
                                                                                                                                                                                                                 transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
9710304131 XXXXXXXXXX XXXXXXXXXX TN    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                         File does not                 A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation                           contain either
                                                                                                                       Preliminary or
                                                                                                                       Final Title.
9706596323 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2005  5/XX/2005    Primary    UTD UTD                                      File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            of 06/XX/2005 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - Heloc same provider
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9706124869 XXXXXXXXXX XXXXXXXXXX CT    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
9705099530 XXXXXXXXXX XXXXXXXXXX VA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 of 06/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9703344928 XXXXXXXXXX XXXXXXXXXX CT    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date by borrower.
                                                                                                                       Preliminary or                                                                            of 11/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 for testing was 05/XX/2006.                                                      Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Under-disclosure is payment stream related.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Discrepancy is caused by the calculation of payments versus reflection
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   of payments within the Final TIL.
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Application
                                                                                                                                                                                                                 timing requirements.                                                             Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.                                    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9702894655 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate                                                                                -
                                                                          Other                                                                                                                                                                                                                   Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing
9697394980 XXXXXXXXXX XXXXXXXXXX MI    7/XX/2005  6/XX/2005    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
9693449127 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Property Type Not Provided                                                                                                   -
                                                                          Other                                        contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            Application Date.                                                                State Compliance - 5% late charge exceeds 2% maximum per state (NY)
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    State Compliance - Grace period min not allowed per state (NY) - min
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   grace period for NY is 15 days - note states 10
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Provided Timely
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 for testing was 03/XX/2006.                                                      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9693187365 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 05/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Application
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    same lender refi
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Provided Timely
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 for testing was 11/XX/2006.                                                      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    compliance tests requiring an LTV were run off an assumed value of a lender refi: Original Lender was not able to be determined. Unable to determine  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
9690600560 XXXXXXXXXX XXXXXXXXXX MA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 of 12/XX/2007 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Federal Compliance - Notice of Right to Cancel Missing file of document or worksheet indicating how the lender determined that the home State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              state (MA)
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 Note grace period less than minimum per state.                                   Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9690472224 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine   State Compliance - PPP Expired. Prepayment charge not allowed per                                                                                 Late Charge
                                                                          Other                                        contain either                                                                            if loan contains an impermissible late charge due to missing information.        state (NJ) - max prepayment charge for (NJ) is not allowed - note
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   states $250. Lender is XXXX.
                                                                                                                       Final Title                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 of 07/XX/2004 used as disbursement date for compliance testing.                  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 application date of 06/XX/2004 which is X months prior to consummation. A        State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment
                                                                                                                                                                                                                 Penalty:  No prepayment penalties are permissible in the state of New Jersey.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9678687761 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    UTD        UTD UTD                                                                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 of 05/XX/2007 used as disbursement date for compliance testing.                  Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9678072412 XXXXXXXXXX XXXXXXXXXX CT    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            Application Date.                                                                Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Application
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 09/XX/2007 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Provided Timely
                                                                                                                                                                                                                 for testing was 04/XX/2007.                                                      Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    General Appraisal Requirements - Due to lack of appraised value, lender refi: Original Lender was not able to be determined. Unable to determine  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
9668936222 XXXXXXXXXX XXXXXXXXXX MA    12/XX/2002 11/XX/2002   Primary    Refinance UTD                                File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            of 12/XX/2002 used as disbursement date for compliance testing.                  Federal Compliance - Property Type Not Provided
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 11/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2002.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9666578811 XXXXXXXXXX XXXXXXXXXX MA    8/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 08/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
9664290520 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - New York Prepayment Penalty Junior Lien: New York         Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien    Arrangement Disclosure Missing
                                                                                                                                                                                                                 loan.                                                                            State Compliance - PPP expired. Prepayment penalty not permissible on
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      a subordinate lien loan. The Note states if the Borrower prepays the
                                                                                                                                                                                                                 Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated   loan in the first 12 months after the date of the loan a prepayment
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.                                     penalty equal to 6 months advance interest on the amount of the prepayment exceed 20% of the OPB. The Lender is XXXX
9663360179 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 06/XX/2005 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
9659913526 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Closing / Title - TIL in file indicated to be final, expected funding                                                                             -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            date same as disbursement and/or note date but is not signed or dated
                                                                                                                       Preliminary or                                                                            application date of 08/XX/2006 which is X months prior to consummation. A        by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 for testing was 03/XX/2006.                                                      Consummation
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 exceeds maximum per state.                                                       State Compliance - 4% late charge exceeds maximum 2% allowed per state
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    (NY law
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   same lender refi
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 missing information.                                                             General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9655966507 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure -  Missing Signature on                                                                                     -
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Affiliated Business Arrangement Disclosure signature on Affiliated Business Arrangement Disclosure.
9648913571 XXXXXXXXXX XXXXXXXXXX CT    6/XX/2005  5/XX/2005    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
9648398504 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 12/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 12/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
9646197873 XXXXXXXXXX XXXXXXXXXX MD    12/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                        contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.
                                                                                                                       Final Title
9644187275 XXXXXXXXXX XXXXXXXXXX MA    11/XX/2005 10/XX/2005   Primary    Refinance UTD                                File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Disbursement Date Missing                                                                                         Yes        TR
                                                                                                                       contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement                                                                              Indeterminable
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  Federal Compliance - Notice of Right to Cancel Missing                                                                                            (UAL State)
                                                                                                                       Final Title.                                                                              fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 disclosure requirements.                                                         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Not Provided of 11/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9642107958 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2007  2/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 03/XX/2007 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
9639100762 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                        contain either                                                                            Act (HELOC): HELOC Brochure not provided to borrower.                            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Application
                                                                                                                       Final Title                                                                               Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 to borrower at application.                                                      same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Provided Timely
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
9630252013 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2006  7/XX/2006    UTD        UTD UTD                                      No evidence of                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                       preliminary or                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                       final title                                                                               of 08/XX/2006 used as disbursement date for compliance testing.                  results were generated using a defaulted value of Primary.
                                                                                                                       policy in loan                                                                            [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       file.                                                                                     to determine compliance with timing requirements due to missing Initial Loan     State Compliance - 5% late charge exceeds 2% maximum per state (NY).
                                                                                                                                                                                                                 Application Date.                                                                State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    state (NY).
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Provided Timely
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value, lookback was performed to determine this application date.  The final date used  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 for testing was 02/XX/2006.                                                      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9628256611 XXXXXXXXXX XXXXXXXXXX MO    12/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8                                                                             -
                                                                          Other                                                                                                                                  Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used   Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
9624616258 XXXXXXXXXX XXXXXXXXXX OR    1/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.
                                                                                                                       Final Title
9624077615 XXXXXXXXXX XXXXXXXXXX IN    6/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
9623673209 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Other                                                                                                                                  lender refi: Original Lender was not able to be determined. Unable to determine  Non Same Lender Refinance
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
9620324726 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2006  3/XX/2006    Primary    Refinance UTD                                File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                       contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     State Compliance - 5% late charge exceeds 2% maximum for NY.
                                                                                                                       Preliminary or                                                                            Application Date.                                                                State Compliance - 10 grace period is less than 15 day minimum per
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    state NY.
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date of 03/XX/2006 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Unable to determine if loan is a lookback was performed to determine this application date.  The final date used  same lender refi
                                                                                                                                                                                                                 for testing was 10/XX/2005.                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Provided Timely
                                                                                                                                                                                                                 period less than minimum per state.                                              Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 exceeds maximum per state.                                                       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
9616848540 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Consummation
                                                                                                                       Preliminary or                                                                            of 10/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Required Parties
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 for testing was 04/XX/2006.                                                      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Application
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     same lender refi
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 missing information.                                                             by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9615470452 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Missing Initial Loan Application Test                                                                                        Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  same lender refi
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - Grace period not allowed per state (NJ) - min grace
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            period for NJ is 15 days - note states 10
                                                                                                                                                                                                                 application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
9611679539 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2009  1/XX/2009    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      State Compliance - Save New Jersey Homes Act Disclosure - Teaser Rate                                                                             -
                                                                          Debt Consolidation                                                                                                                     Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated   Reset Disclosure Not Provided
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.                                     Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] State Compliance - Save New Jersey Homes Act Disclosure - Teaser Rate Reset  Business Days From Transaction Date
                                                                                                                                                                                                                 Disclosure Not Provided: Save New Jersey Homes Act of 2008 - Teaser Rate Reset   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disclosure not provided to borrower.                                             Arrangement Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2009, prior to three (3) business days from transaction date of 02/XX/2009.
9610139530 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - 5% late charge exceeds 2% maximum per state (NY).                                                                              -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                        Security                                                                                                 application date of 01/XX/2006 which is X months prior to consummation. A
                                                                                                        Instrument is                                                                                            lookback was performed to determine this application date.
                                                                                                        not on a                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge
                                                                                                        FNMA/FHLMC                                                                                               exceeds maximum per state.
                                                                                                        form and does
                                                                                                        not contain
                                                                                                        the following
                                                                                                        clauses:: ___
9606568761 XXXXXXXXXX XXXXXXXXXX PA    5/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure -  Missing Signature on                                                                                     -
                                                                          Other                                                                                                                                  Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Affiliated Business Arrangement Disclosure signature on Affiliated Business Arrangement Disclosure.
9604939615 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - California Prepayment Penalty: California Prepayment      State Compliance - California Prepayment Penalty                                                                                                  -
                                                                          Other                                                                                                                                  Penalty: Loan may contain an impermissible prepayment penalty, depending on the  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lender's license type; however Note or Prepay Addendum provides specific         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 language that prepay will not exceed maximum permitted by applicable law.        Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
9604882617 XXXXXXXXXX XXXXXXXXXX MD    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing                                                                                                     -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Miscellaneous Compliance - (Doc Error) Initial GFE not provided
9604168921 XXXXXXXXXX XXXXXXXXXX TX    5/XX/2005  5/XX/2005    Primary    Refinance Rate/Term                                                        A           A           A           A           A                                                                                                                                                                                                                                              -
9598971204 XXXXXXXXXX XXXXXXXXXX CO    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 06/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9598059171 XXXXXXXXXX XXXXXXXXXX NH    1/XX/2003  12/XX/2002   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Note Date of 01/XX/2003 used as compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 disbursement date for compliance testing.                                        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 12/XX/2002 which is X months prior to consummation. A        Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9592949346 XXXXXXXXXX XXXXXXXXXX GA    1/XX/2009  12/XX/2008   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 of 01/XX/2009 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 application date of 12/XX/2008 which is X months prior to consummation. A        Required Parties
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Non Same Lender Refinance
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 may impact high cost findings.                                                   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     same lender refi
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2009, prior to three (3) business days from transaction date of 01/XX/2009.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9592443374 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       C           C           C           C           C                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              Late Charge
                                                                          Other                                                                                                                                                                                                                   Business Days From Transaction Date
                                                                                                                                                                                                                                                                                                  Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                                                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                                                                                                  State Compliance - New Jersey Home Loan (Late Charge)
9588844805 XXXXXXXXXX XXXXXXXXXX SC    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Other                                                                                                                                  lender refi: Original Lender was not able to be determined. Unable to determine  Non Same Lender Refinance
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      same lender refi
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Disclosure Not Provided)
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document       Application
                                                                                                                                                                                                                 specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
9588762363 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] State Compliance - Illinois Late Charge Percent Testing: Note late charge    Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - 10% late charge exceeds 5%  maximum per state IL
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9587174976 XXXXXXXXXX XXXXXXXXXX MA    7/XX/2008  6/XX/2008    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TILA - Final TIL Missing
                                                                                                                       Preliminary or                                                                            [B] State Compliance - Massachusetts Mortgage Lender and Broker Regulation       State Compliance - Massachusetts Mortgage Lender and Broker Regulation
                                                                                                                       Final Title                                                                               (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker        (Ability to Repay not Verified)
                                                                                                                                                                                                                 Regulation:  File does not contain evidence that analysis of borrower's ability  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to repay was performed based on verified income, obligations, assets, and/or     Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9586050796 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
9579116964 XXXXXXXXXX XXXXXXXXXX NH    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 03/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9575358495 XXXXXXXXXX XXXXXXXXXX MA    11/XX/2009 8/XX/2009    Primary    Purchase                                     File does not                 B           B           B           B           B                                                                                            Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                                                                       contain either                                                                                                                                                             by borrower.
                                                                                                                       Preliminary or                                                                                                                                                             Federal Compliance - TIL-MDIA - Initial TIL Missing
                                                                                                                       Final Title.                                                                                                                                                               State Compliance - Massachusetts Mortgage Lender and Broker Regulation
                                                                                                                                                                                                                                                                                                  (Ability to Repay not Verified)
                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing
9571691132 XXXXXXXXXX XXXXXXXXXX AZ    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 04/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9569196470 XXXXXXXXXX XXXXXXXXXX CT    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 application date of 06/XX/2004 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
9568452380 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
9565208225 XXXXXXXXXX XXXXXXXXXX CT    2/XX/2009  1/XX/2009    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                        Security                                                                                                 of 02/XX/2009 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC                                                                                               application date of 01/XX/2009 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.                       Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                        not contain                                                                                              [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                        the following                                                                                            and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        clauses:: ___                                                                                            Application Date and Transaction Date used to determine rate used for testing.   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2009, prior to three (3) business days from transaction date of 02/XX/2009.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9563524512 XXXXXXXXXX XXXXXXXXXX MN    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Non Same Lender Refinance
                                                                                                                                                                                                                 of 07/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
9562620017 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                         No evidence of                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                              -
                                                                          Other                                        Preliminary or                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       Final Title in                                                                            of 12/XX/2004 used as disbursement date for compliance testing.                  Business Days From Transaction Date
                                                                                                                       file.                                                                                     [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Non Same Lender Refinance
                                                                                                                                                                                                                 of account opening.                                                              Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application Date.                                                                Application
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on Non   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of    same lender refi
                                                                                                                                                                                                                 Right to Cancel was not executed on the proper Model Form for a refinance        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 transaction by a creditor that is not considered the original creditor.  The G-7 Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 or H-9 form was used instead of the G-5 form, however, the loan file does not    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 contain evidence that the refinance was by the original creditor.                compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2007.
9559046938 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 12/XX/2007   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         or dated by borrower so cannot confirm that borrower received
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 by closing.                                                                      Closing / Title - TIL appears to be final but not signed nor initialed by borrower.
9558952571 XXXXXXXXXX XXXXXXXXXX IN    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.
                                                                                                                       Final Title.
9557391495 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [C] Closing /                 REVIEWER -     B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation            Title -                       OPEN - UNABLE                                                              Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        (Missing Doc)                 TO CLEAR                                                                   of 03/XX/2007 used as disbursement date for compliance testing.                  Application
                                                                                                        Missing Note                  COMMENT                                                                    [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                        Addendum: Note                (2019-09-04):                                                              application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        P&I does not                  Minimal                                                                    application date of 02/XX/2007 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                        match                         difference                                                                 lookback was performed to determine this application date.                       Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                        calculated                                                                                               [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Affiliated Business Arrangement Disclosure
                                                                                                        P&I: Note P&I                                                                                            Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Disbursement Date Missing
                                                                                                        of ___ does                                                                                              signature on Affiliated Business Arrangement Disclosure.
                                                                                                        not match                                                                                                [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Calculated P&I                                                                                           Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                        of ___                                                                                                   Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
9543277472 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 05/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
9538433392 XXXXXXXXXX XXXXXXXXXX NM    11/XX/2006 10/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9537224042 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          [B] Closing /  File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                         Title -        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date funding date same as disbursement and/or note date but is not signed
                                                                                                        Security       Preliminary or                                                                            of 09/XX/2007 used as disbursement date for compliance testing.                  or
                                                                                                        Instrument is  Final Title                                                                               [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  dated by borrower so cannot confirm that borrower received.
                                                                                                        not on a                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        FNMA/FHLMC                                                                                               practicable time after using credit score.                                       Required Parties
                                                                                                        form and does                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        not contain                                                                                              application date located in file.  Compliance tests were run using an            Business Days From Transaction Date
                                                                                                        the following                                                                                            application date of 08/XX/2007 which is X months prior to consummation. A        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                        clauses:: ___                                                                                            lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 for testing was 03/XX/2007.                                                      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  same lender refi
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 missing information.                                                             contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     by borrower.
                                                                                                                                                                                                                 compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9534771859 XXXXXXXXXX XXXXXXXXXX PA    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
9532612939 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2007  1/XX/2007    Primary    Refinance UTD                                                              B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 of 02/XX/2007 used as disbursement date for compliance testing.                  State Compliance - New York Late Charge Grace Period Testing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 of account opening.                                                              Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Provided Timely
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9532538124 XXXXXXXXXX XXXXXXXXXX KY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
9530887943 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Consummation
                                                                                                                       Preliminary or                                                                            of 04/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                       Final Title                                                                               [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Required Parties
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Used on Same Lender Refinance (Third Circuit)
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 03/XX/2006 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 for testing was 10/XX/2005.                                                      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Application
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Application Date.                                                                compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used
                                                                                                                                                                                                                 on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9527775574 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: State Compliance - 10% late charge exceeds 6% maximum per state (CA).                                                                             -
                                                                          Other                                                                                                                                  Note late charge exceeds maximum per state.
9524345763 XXXXXXXXXX XXXXXXXXXX WA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee      Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                        Yes        TR
                                                                          Other                                        contain either                                                                            Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal,  Federal Compliance - TILA - Final TIL Missing                                                                                                     Indeterminable
                                                                                                                       preliminary or                                                                            State or Local compliance testing.                                               Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        Fee Testing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9519318400 XXXXXXXXXX XXXXXXXXXX UT    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
9518434095 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                                                                                                                     Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
9517427192 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
9517291141 XXXXXXXXXX XXXXXXXXXX NC    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 05/XX/2006 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    General Appraisal Requirements - Due to lack of appraised value, lender refi: Original Lender was not able to be determined. Unable to determine  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Required Parties
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Non Same Lender Refinance
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission       same lender refi
                                                                                                                                                                                                                 timing requirements.                                                             Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9515855140 XXXXXXXXXX XXXXXXXXXX SC    5/XX/2003  4/XX/2003    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            of 05/XX/2003 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2002.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9513211444 XXXXXXXXXX XXXXXXXXXX SC    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        State Compliance - South Carolina Home Loan (Complaint Agency                                                                                     -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Disclosure Not Provided)
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
9512486999 XXXXXXXXXX XXXXXXXXXX MI    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling     State Compliance - Michigan Consumer Mortgage Protection Act                                                                                      -
                                                                          Debt Consolidation                                                                                                                     Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved (Counseling Agencies List)
                                                                                                                                                                                                                 credit counseling agencies not provided to borrower.
9512153845 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            of 11/XX/2007 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Provided Timely
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Application Date.                                                                Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
9510217447 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Federal Compliance - Unable to determine due to missing Itemization of                                                                            -
                                                                          Debt Consolidation                                                                                                                     Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated amount financed
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
9507682702 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2005  4/XX/2005    Primary    Refinance UTD                                                              B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 of 05/XX/2005 used as disbursement date for compliance testing.                  Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 HELOC Agreement due to missing information.                                      Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable Federal Compliance - TILA HELOC - Credit Agreement Missing
                                                                                                                                                                                                                 to test billing rights due to missing information.                               Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Application Date.                                                                compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9505261896 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 07/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
9500900755 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                                                                                                                  lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi if correct TILA rescission form was used.
9499355041 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                       contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            application date of 11/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9498220674 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 06/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 testing may be impacted.                                                         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
9497512148 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2008  12/XX/2007   Primary    Purchase                      [C]                                          B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                        Application /                                                                                            application date located in file.  Compliance tests were run using an
                                                                                                        Processing -                                                                                             application date of 12/XX/2007 which is X months prior to consummation. A
                                                                                                        FEMA Disaster                                                                                            lookback was performed to determine this application date.  The final date used
                                                                                                        Issue: The                                                                                               for testing was 12/XX/2007.
                                                                                                        most recent
                                                                                                        valuation
                                                                                                        inspection is
                                                                                                        dated prior to
                                                                                                        the most
                                                                                                        recent FEMA
                                                                                                        disaster.:
                                                                                                        Most Recent
                                                                                                        Valuation
                                                                                                        Inspection
                                                                                                        Date: ___
                                                                                                        Disaster End
                                                                                                        Date: ___
                                                                                                        Disaster Name:
                                                                                                        ___
                                                                                                        Disaster
                                                                                                        Declaration
                                                                                                        Date: ___
9495730440 XXXXXXXXXX XXXXXXXXXX TN    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            application date of 01/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9495102458 XXXXXXXXXX XXXXXXXXXX MA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                        contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            practicable time after using credit score.                                       or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title.                                                                              [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  State Compliance - Massachusetts Late Charge Percent Testing
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 application date of 01/XX/2006 which is X months prior to consummation. A        Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9492250663 XXXXXXXXXX XXXXXXXXXX TX    12/XX/2006 11/XX/2006   Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                        Security                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A
                                                                                                        Instrument is                                                                                            lookback was performed to determine this application date.  The final date used
                                                                                                        not on a                                                                                                 for testing was 06/XX/2006.
                                                                                                        FNMA/FHLMC
                                                                                                        form and does
                                                                                                        not contain
                                                                                                        the following
                                                                                                        clauses:: ___
9490756669 XXXXXXXXXX XXXXXXXXXX OH    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       D           D           D           D           D                                                                                            Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                        Yes        TR
                                                                          Other                                                                                                                                                                                                                   Federal Compliance - TILA - Final TIL Missing                                                                                                     Indeterminable
                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                                                                                                  Testing
9490473422 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date by borrower.
                                                                                                                       Preliminary or                                                                            of 12/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 application date of 11/XX/2007 which is X months prior to consummation. A        Federal Compliance - Under-disclosure is payment stream related.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Discrepancy is caused by the calculation of payments versus reflection
                                                                                                                                                                                                                 for testing was 06/XX/2007.                                                      of payments within the Final TIL.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Business Days From Transaction Date
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 missing information.                                                             Application
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 timing requirements.                                                             Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.                                    compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9486343654 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9484024860 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                         File does not                 A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation                           contain either
                                                                                                                       Preliminary of
                                                                                                                       Final Title.
9479342440 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 06/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9479198384 XXXXXXXXXX XXXXXXXXXX NC    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 06/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Miscellaneous Compliance - (Doc Error) Initial GFE not provided missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9477678294 XXXXXXXXXX XXXXXXXXXX PA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Required Parties
                                                                                                                                                                                                                 application date of 07/XX/2005 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 missing information.                                                             contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9477002499 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 06/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9474315247 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Non Same Lender Refinance
                                                                                                        Security                                                                                                 of 12/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Business Days From Transaction Date
                                                                                                        not on a                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Disbursement Date Missing
                                                                                                        FNMA/FHLMC                                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                        form and does                                                                                            application date located in file.  Compliance tests were run using an            Prior or equal to Disbursement Date
                                                                                                        not contain                                                                                              application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        the following                                                                                            lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        clauses:: ___                                                                                            [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 missing information.                                                             contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
9463233652 XXXXXXXXXX XXXXXXXXXX GA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            of 08/XX/2006 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably by borrower.
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 lookback was performed to determine this application date.  The final date used  Business Days From Transaction Date
                                                                                                                                                                                                                 for testing was 02/XX/2006.                                                      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9462624194 XXXXXXXXXX XXXXXXXXXX IL    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 01/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 12/XX/2007 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2018.
9459081213 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 of 12/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9458822313 XXXXXXXXXX XXXXXXXXXX CT    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 07/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Non Same Lender Refinance
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 06/XX/2005 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Application
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      same lender refi
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 missing information.                                                             General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9458656742 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2004 11/XX/2004   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status: TIL variable rate disclosure:    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                                                                                                                                                                 ARM loan program disclosure not provided to the borrower.                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate      Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 provided to the borrower.                                                        Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - CHARM Booklet Disclosure Status
                                                                                                                                                                                                                 application date of 11/XX/2004 which is X months prior to consummation. A        Federal Compliance - ARM Disclosure Status
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 06/XX/2004.                                                      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9457721990 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            application date of 08/XX/2007 which is X months prior to consummation. A        or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 for testing was 03/XX/2007.                                                      Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Application
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 may impact high cost findings.                                                   Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Closing / Title - TIL appears to be final but not signed nor initial
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   by borrower.
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 missing information.                                                             compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9455865070 XXXXXXXXXX XXXXXXXXXX MA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 08/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Provided Timely
                                                                                                                                                                                                                 practicable time after using credit score.                                       State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable state (MA).
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 Application Date.                                                                Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Application
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  same lender refi file of document or worksheet indicating how the lender determined that the home Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Note grace period less than minimum per state.                                   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
9454101967 XXXXXXXXXX XXXXXXXXXX MI    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill  Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Borrower Bill of Rights disclosure not provided to borrower.                     Application
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling   State Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                                                                                                                                 Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer        (Counseling Agencies List)
                                                                                                                                                                                                                 Caution and Home Ownership Counseling Notice not provided to borrower.           State Compliance - Michigan Consumer Caution and Home Ownership
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling     Counseling Notice Not Provided
                                                                                                                                                                                                                 Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved State Compliance - Michigan Consumer Mortgage Protection Act (Borrower
                                                                                                                                                                                                                 credit counseling agencies not provided to borrower.                             Bill of Rights Disclosure Not Provided)
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
9449730777 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                                                                                                                  Act (HELOC): HELOC Brochure not provided to borrower.                            same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
9448824840 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                       Preliminary or                                                                            application date of 10/XX/2007 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.                       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Under-disclosure appears to be due to daily
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        simple interest calculation on loan.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 testing may be impacted.                                                         or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Application
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 timing requirements.                                                             by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9448592901 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 08/XX/2006 used as disbursement date for compliance testing.                  State Compliance - PPP Expired. Prepayment charge not allowed per
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   state (NY) -Max Prepayment charge for NY 2nd Lien is none  - note
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            states 5%  Lender is XXXX.
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] State Compliance - New York Prepayment Penalty Junior Lien: New York
                                                                                                                                                                                                                 Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
9444035708 XXXXXXXXXX XXXXXXXXXX MI    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 08/XX/2005 used as disbursement date for compliance testing.                  State Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill  (Counseling Agencies List)
                                                                                                                                                                                                                 of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:   State Compliance - Michigan Consumer Caution and Home Ownership
                                                                                                                                                                                                                 Borrower Bill of Rights disclosure not provided to borrower.                     Counseling Notice Not Provided
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling   State Compliance - Michigan Consumer Mortgage Protection Act (Borrower
                                                                                                                                                                                                                 Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer        Bill of Rights Disclosure Not Provided)
                                                                                                                                                                                                                 Caution and Home Ownership Counseling Notice not provided to borrower.           Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved Application
                                                                                                                                                                                                                 credit counseling agencies not provided to borrower.                             Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
9441270251 XXXXXXXXXX XXXXXXXXXX MA    4/XX/2006  3/XX/2006    UTD        Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - Unable to determine occupancy, compliance                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Note Date of 04/XX/2006 used as results were generated using a defaulted value of Primary.
                                                                                                                       Preliminary or                                                                            disbursement date for compliance testing.                                        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Final Title                                                                               [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  Transaction Date
                                                                                                                                                                                                                 Note grace period less than minimum per state.                                   State Compliance - Massachusetts Open End Late Charge Grace Period
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Testing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 application date of 03/XX/2006 which is X months prior to consummation. A        Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - Disbursement Date Missing testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9438272643 XXXXXXXXXX XXXXXXXXXX DC    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 11/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - None of the RTCs in this file are signed or
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably dated.
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Required Parties
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Application Date.                                                                Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Application
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 for testing was 05/XX/2006.                                                      Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9435080405 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            of 05/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 04/XX/2006 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.                                     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9432493626 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            application date of 09/XX/2006 which is X months prior to consummation. A        State Compliance - New York Late Charge Percent Testing
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.                       State Compliance - New York Late Charge Grace Period Testing
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 period less than minimum per state.                                              Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Application
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 testing may be impacted.                                                         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
9431184945 XXXXXXXXXX XXXXXXXXXX IL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            application date of 01/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9427946284 XXXXXXXXXX XXXXXXXXXX IN    12/XX/2001 11/XX/2001   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 12/XX/2001 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2001, prior to three (3) business days from transaction date of 12/XX/2001.
9426682244 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                        Security                                                                                                 of 03/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                        FNMA/FHLMC                                                                                               application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                        not contain                                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        the following                                                                                            Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                        clauses:: ___                                                                                            Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
9413260155 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
9413170929 XXXXXXXXXX XXXXXXXXXX AZ    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
9411600781 XXXXXXXXXX XXXXXXXXXX GA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            application date of 08/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 03/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9409011187 XXXXXXXXXX XXXXXXXXXX MA    1/XX/2007  1/XX/2007    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing                                                                                                     -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          State Compliance - 10% late charge exceeds 3% maximum per state (MA)
                                                                                                                       Preliminary or                                                                            [B] State Compliance - Massachusetts Late Charge Grace Period Testing: Note      State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                       Final Title                                                                               grace period less than minimum per state.                                        state (MA)
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late charge exceeds maximum per state.
9402350643 XXXXXXXXXX XXXXXXXXXX MI    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Debt Consolidation                           contain                                                                                   Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Property Type Not Provided
                                                                                                                       Preliminary or                                                                            of 02/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 01/XX/2006 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9402346337 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 09/XX/2007 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
9401354522 XXXXXXXXXX XXXXXXXXXX OR    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 06/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
9398840139 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  State Compliance - State min is 15 days and lender allows only 10
                                                                                                                       Preliminary or                                                                            file of document or worksheet indicating how the lender determined that the home State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                       Final Title.                                                                              loan is in the borrower's interest.                                              Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Note grace period less than minimum per state.                                   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9395281281 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Federal Compliance - TIL Itemization did not disclose a courier fee of                                                                            -
                                                                          Other                                                                                                                                  Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated $35 as a prepaid finance charge as reflected on the hud.
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
9394568487 XXXXXXXXXX XXXXXXXXXX AZ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 03/XX/2007 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Prior or equal to Disbursement Date
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Non Same Lender Refinance
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
9394392994 XXXXXXXXXX XXXXXXXXXX CT    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
9394122329 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2003  1/XX/2003    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - TILA Notice of Right to Cancel Expiration Date                                                                               -
                                                                          Other                                        contain either                                                                            Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Prior or equal to Disbursement Date
                                                                                                                       Preliminary or                                                                            of account opening.                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Business Days From Transaction Date
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   State Compliance - PPP Expired. Prepayment charge not allowed per
                                                                                                                                                                                                                 to borrower at time of account opening.                                          state (NY) - max prepayment charge for (NY) is 0% - note states $250.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Lender is XXXX.
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   state (NY)
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date of 01/XX/2003 which is X months prior to consummation. A        same lender refi
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 08/XX/2002.                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 period less than minimum per state.                                              Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Unable to determine Provided Timely
                                                                                                                                                                                                                 if late charge exceeds state maximum due to missing information.                 Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 [B] State Compliance - New York Prepayment Penalty Junior Lien: New York         General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien    compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 loan.                                                                            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2003, prior to three (3) business days from transaction date of 02/XX/2003.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
9392359514 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    UTD UTD                                      File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                       contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Preliminary or                                                                            Application Date.                                                                Provided Timely
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9392355818 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
9390690654 XXXXXXXXXX XXXXXXXXXX IN    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 practicable time after using credit score.                                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 for testing was 09/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
9389653499 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2007  6/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of 07/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
9383097650 XXXXXXXXXX XXXXXXXXXX AL    6/XX/2007  5/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
9382739179 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 12/XX/2007 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Application
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  same lender refi
                                                                                                                                                                                                                 testing may be impacted.                                                         State Compliance - New Jersey requires a grace period of 15 days. Note
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      reflects a grace period of 10 days.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
9382728681 XXXXXXXXXX XXXXXXXXXX IL    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        State Compliance - 10% late charge exceeds 5% maximum per state (IL)                                                                              -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 [B] State Compliance - Illinois Late Charge Percent Testing: Note late charge    Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 12/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9380455191 XXXXXXXXXX XXXXXXXXXX VA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 05/XX/2007 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Non Same Lender Refinance
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Business Days From Transaction Date
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 missing information.                                                             Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
9374402029 XXXXXXXXXX XXXXXXXXXX CT    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
9371531917 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing    Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 02/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
9369878900 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            of 05/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Provided Timely
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9369750712 XXXXXXXXXX XXXXXXXXXX GA    8/XX/2003  7/XX/2003    Primary    Refinance Rate/Term           [C] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                              -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Consummation
                                                                                                        (Missing Doc)                                                                                            of 08/XX/2003 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        Missing Note                                                                                             [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Required Parties
                                                                                                        Addendum: Note                                                                                           application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        P&I does not                                                                                             application date of 07/XX/2003 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                        match                                                                                                    lookback was performed to determine this application date.                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                        calculated                                                                                               [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        P&I: Note P&I                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                        of ___ does                                                                                              if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                        not match                                                                                                [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Disbursement Date Missing
                                                                                                        Calculated P&I                                                                                           Missing RTC Signature Date. Unable to determine compliance with rescission       Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        of ___                                                                                                   timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2003, prior to three (3) business days from transaction date of 08/XX/2003.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9364046529 XXXXXXXXXX XXXXXXXXXX MA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date by borrower.
                                                                                                                       Preliminary or                                                                            of 09/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Final Title.                                                                              [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Required Parties
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - 4% late charge exceeds the 3% maximum per state
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A        (MA)
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 for testing was 03/XX/2007.                                                      Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 missing information.                                                             General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9363782813 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 08/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application Date.                                                                Application
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
9356925443 XXXXXXXXXX XXXXXXXXXX MA    5/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
9356304092 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2007 9/XX/2007    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        State Compliance - PPP Expired. Prepayment charge not allowed per                                                                                 -
                                                                                                        Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          state (NY) - max prepayment charge for NY loan  is 0% - note states
                                                                                                        Security                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   $500. Lender is XXXX
                                                                                                        Instrument is                                                                                            application date located in file.  Compliance tests were run using an            State Compliance - 5% late charge exceeds 2%  maximum per state NY
                                                                                                        not on a                                                                                                 application date of 09/XX/2007 which is X months prior to consummation. A        State Compliance - Grace period min not allowed per state (NY) - min
                                                                                                        FNMA/FHLMC                                                                                               lookback was performed to determine this application date.                       grace period for NY is 15 days - note states 10
                                                                                                        form and does                                                                                            [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not contain                                                                                              period less than minimum per state.                                              Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        the following                                                                                            [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Application
                                                                                                        clauses:: ___                                                                                            exceeds maximum per state.                                                       Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] State Compliance - New York Prepayment Penalty Junior Lien: New York         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 loan.                                                                            Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
9354511627 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /  File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Under disclosure is not a fee issue - appears to                                                                             -
                                                                          Other                         Title -        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date be DSI related.
                                                                                                        Security       Preliminary or                                                                            of 06/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Property Type Not Provided
                                                                                                        Instrument is  Final Title.                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        not on a                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - TIL in file indicated to be final, expected
                                                                                                        FNMA/FHLMC                                                                                               practicable time after using credit score.                                       funding date same as disbursement and/or note date but not signed or
                                                                                                        form and does                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   dated by borrower so cannot confirm borrower received
                                                                                                        not contain                                                                                              application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        the following                                                                                            application date of 05/XX/2007 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                        clauses:: ___                                                                                            lookback was performed to determine this application date.  The final date used  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 for testing was 12/XX/2006.                                                      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Application
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     same lender refi
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 missing information.                                                             by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9348313086 XXXXXXXXXX XXXXXXXXXX DE    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                        Security                                                                                                 of 08/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Non Same Lender Refinance
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        FNMA/FHLMC                                                                                               application date of 07/XX/2007 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                        not contain                                                                                              [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        the following                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        clauses:: ___                                                                                            if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 missing information.                                                             Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 timing requirements.                                                             contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9339150981 XXXXXXXXXX XXXXXXXXXX GA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TIL Itemization does not reflect broker fee of                                                                               -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            $3028.29 as a prepaid finance charge.
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        Federal Compliance - TIL Itemization does not reflect broker fee of lookback was performed to determine this application date.  The final date used  $3028.29 as a prepaid finance charge
                                                                                                                                                                                                                 for testing was 07/XX/2007.                                                      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    Application
                                                                                                                                                                                                                 may impact high cost findings.                                                   Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than
                                                                                                                                                                                                                 0.125%: Truth In Lending Act:  Final TIL APR of X.XX% is underdisclosed from calculated APR of X.XX% outside of 0.125% tolerance.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
9334896956 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
9334577489 XXXXXXXXXX XXXXXXXXXX OH    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
9327551606 XXXXXXXXXX XXXXXXXXXX MD    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9323535512 XXXXXXXXXX XXXXXXXXXX VA    3/XX/2007  2/XX/2007    Primary    Purchase                                     No evidence of                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                       Prelim or                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                       Final Title in                                                                            application date of 02/XX/2007 which is X months prior to consummation. A        Miscellaneous Compliance - There is no GFE in captured documents.
                                                                                                                       file.                                                                                     lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9323120790 XXXXXXXXXX XXXXXXXXXX MA    3/XX/2006  3/XX/2006    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Final Title.                                                                              application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 03/XX/2006 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9321588467 XXXXXXXXXX XXXXXXXXXX SC    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Missing Initial Loan Application No Fees                                                                          No         TNR Testing Not
                                                                          Other                                        contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement                                                                              Required
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title.                                                                              fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Disclosure Not Provided)
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 disclosure requirements.                                                         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 of 03/XX/2006 used as disbursement date for compliance testing.                  Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9319552249 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2007  12/XX/2006   Primary    UTD UTD                                                                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 of 01/XX/2007 used as disbursement date for compliance testing.                  State Compliance - 5% late charge exceeds 2% maximum per state (NY).
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            state (NY).
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 period less than minimum per state.                                              compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9313609220 XXXXXXXXXX XXXXXXXXXX IN    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Indiana Prepayment Penalty Second Lien Test: Indiana      State Compliance - Indiana Prepayment Penalty Second Lien Test                                                                                    -
                                                                          Other                                                                                                                                  Prepayment Penalty: Prepayment penalty not permissible on a refinance by the same lender.
9307529482 XXXXXXXXXX XXXXXXXXXX ME    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                                                                                                                  Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated Federal Compliance - TIL itemization did not disclose a Settlement fee
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.                                    of $200 as a prepaid finance charge.
                                                                                                                                                                                                                                                                                                  Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
9303779548 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Unable to determine under disclosure due to                                                                                  -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an            missing Itemization of Finance Charges. Payment stream is off slightly
                                                                                                        Security                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        due to dsi calculation.
                                                                                                        Instrument is                                                                                            lookback was performed to determine this application date.                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC                                                                                               lender refi: Original Lender was not able to be determined. Unable to determine  Application
                                                                                                        form and does                                                                                            if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        not contain                                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      same lender refi
                                                                                                        the following                                                                                            Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                        clauses:: ___                                                                                            Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 missing information.                                                             contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
9302827391 XXXXXXXXXX XXXXXXXXXX PA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 03/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date of 02/XX/2006 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 missing information.                                                             compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9297121950 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - TILA HELOC - Billing Rights Disclosure Not                                                                                   -
                                                                          Other                                        contain either                                                                            Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Provided Timely
                                                                                                                       Preliminary or                                                                            of account opening.                                                              Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Application Date.                                                                General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9295157104 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                              -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Consummation
                                                                                                                       Preliminary or                                                                            application date of 05/XX/2006 which is X months prior to consummation. A        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used  State Compliance - 4% late charge exceeds 2% maximum per state (NY).
                                                                                                                                                                                                                 for testing was 12/XX/2005.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Miscellaneous Compliance - (Doc Error) Initial GFE not provided exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9292545824 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 01/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date of 12/XX/2005 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Miscellaneous Compliance - (Doc Error) Initial GFE not provided missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9291946764 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2004  5/XX/2004    Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of 06/XX/2004 used as disbursement date for compliance testing.                  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003.
9291245459 XXXXXXXXXX XXXXXXXXXX CT    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            of 08/XX/2006 used as disbursement date for compliance testing.                  or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Required Parties
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 for testing was 02/XX/2006.                                                      Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 missing information.                                                             contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     by borrower.
                                                                                                                                                                                                                 compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9288041166 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            State Compliance - Late fee of 5% exceeds maximum of 2% per state (NY)
                                                                                                                       Preliminary or                                                                            application date of 12/XX/2007 which is X months prior to consummation. A        State Compliance - Grace period of 10 days is less than 15 days
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  minimum per state (NY)
                                                                                                                                                                                                                 for testing was 07/XX/2007.                                                      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 period less than minimum per state.                                              Application
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    same lender refi
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
9281882273 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2007 8/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
9277297301 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Notice of Right to Cancel Missing                                                                                 Yes        TR
                                                                          Other                                        contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   State Compliance - New York Late Charge Percent Testing                                                                                           Indeterminable
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  State Compliance - Ten (10) day grace period for the late charge does
                                                                                                                       Final Title                                                                               fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     not conform with 15 day minimum per state (NY) Regs.
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 disclosure requirements.                                                         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an         Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 application date of 08/XX/2005 which is X months prior to consummation.  A       Not Provided
                                                                                                                                                                                                                 lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9276387728 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                        Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Missing Initial Loan Application Test
                                                                                                        Security                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - FACTA Disclosure Missing
                                                                                                        Instrument is                                                                                            application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        not on a                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A
                                                                                                        FNMA/FHLMC                                                                                               lookback was performed to determine this application date.  The final date used
                                                                                                        form and does                                                                                            for testing was 06/XX/2006.
                                                                                                        not contain                                                                                              [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                        the following
                                                                                                        clauses:: ___
9272993259 XXXXXXXXXX XXXXXXXXXX MA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 10/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
9270082037 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       C           C           C           C           C                                                                                            Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                              Late Charge
                                                                          Other                                                                                                                                                                                                                   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                                                                                                  State Compliance - Grace period of 10 days is less than the 15 minimum per state (NJ).
9269659176 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2006 11/XX/2006   Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an            State Compliance - New York Prepayment Penalty Junior Lien
                                                                                                        Security                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                        Instrument is                                                                                            lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        not on a                                                                                                 for testing was 10/XX/2006.
                                                                                                        FNMA/FHLMC                                                                                               [B] State Compliance - New York Prepayment Penalty Junior Lien: New York
                                                                                                        form and does                                                                                            Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien
                                                                                                        not contain                                                                                              loan.
                                                                                                        the following                                                                                            [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                        clauses:: ___
9265697775 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9265016959 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            of 06/XX/2006 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 of account opening.                                                              Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9263525334 XXXXXXXXXX XXXXXXXXXX KY    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
9262239496 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2006  8/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   State Compliance - New York Prepayment Penalty Junior Lien                                                                                        -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of 09/XX/2006 used as disbursement date for compliance testing.                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] State Compliance - New York Prepayment Penalty Junior Lien: New York
                                                                                                                                                                                                                 Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
9261099428 XXXXXXXXXX XXXXXXXXXX PA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                         Missing final                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Other                                        title in file                                                                             Creditor did not provide FACTA Credit Score Disclosure.                          Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Final TIL Finance Charge under disclosure due to
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            incorrect payment stream, calculated payment stream factored 359
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A        payments, and then 1 payment versus the Final TIL factoring 360
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       payments at the same amount.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 missing information.                                                             Miscellaneous Compliance - Missing all GFE's in file
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      General Appraisal Requirements - No appraisal or approval docs in file
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated to determine value
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9260428522 XXXXXXXXXX XXXXXXXXXX CT    4/XX/2007  1/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      or
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Application
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 by closing.                                                                      by borrower.
                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing
9254448203 XXXXXXXXXX XXXXXXXXXX TX    11/XX/2006 10/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9250018866 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Property Type Not Provided                                                                                                   -
                                                                          Other                                        contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            Application Date.                                                                General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Provided Timely
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 application date of 05/XX/2006 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9249923557 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - HELOC Fees Used For Testing                                                                                                  -
                                                                          Other                                                                                                                                                                                                                   Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
9243711261 XXXXXXXXXX XXXXXXXXXX PA    10/XX/2007 9/XX/2007    Primary    UTD UTD                       [B] Closing /                                D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Federal Compliance - Notice of Right to Cancel Missing                 REVIEWER - GENERAL       GENERAL COMMENT                        UTD        Indeterminable
                                                                                                        Title -                                                                                                  Missing Final HUD-1.  No document containing fees provided.  Any applicable      Federal Compliance - Missing Initial Loan Application No Fees          COMMENT (2019-09-18):    (2019-09-18): Unable to
                                                                                                        Security                                                                                                 Federal, State or Local compliance testing is unreliable.                        Federal Compliance - Disbursement Date Missing                         Unable to procure.       procure.
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided        SELLER - GENERAL COMMENT
                                                                                                        not on a                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Final HUD-1:  No Document Used For Fee    (2019-09-18): Unable to
                                                                                                        FNMA/FHLMC                                                                                               of 10/XX/2007 used as disbursement date for compliance testing.                  Testing                                                                procure.
                                                                                                        form and does                                                                                            [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence
                                                                                                        not contain                                                                                              of application date located in file.  Compliance tests were run using an
                                                                                                        the following                                                                                            application date of 09/XX/2007 which is X months prior to consummation.  A
                                                                                                        clauses:: ___                                                                                            lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9242638624 XXXXXXXXXX XXXXXXXXXX MA    6/XX/2005  5/XX/2005    UTD        UTD UTD                                                                    D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Federal Compliance - TILA - Final TIL Missing                                                                                          UTD        Indeterminable
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable      Federal Compliance - Notice of Right to Cancel Missing                                                                                            (UAL State)
                                                                                                                                                                                                                 Federal, State or Local compliance testing is unreliable.                        State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - .
                                                                                                                                                                                                                 of 06/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 05/XX/2005 which is X months prior to consummation.  A       Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used Testing
                                                                                                                                                                                                                 for testing was 12/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9235338028 XXXXXXXXXX XXXXXXXXXX NC    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] State Compliance - North Carolina Subordinate Lien Late Charge Percent       Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                        contain either                                                                            Testing: Note late charge exceeds maximum per state.                             Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     State Compliance - The greater of $40 or 10% late charge exceeds the
                                                                                                                       Final Title.                                                                              Act: Notice of Right to Cancel was not provided.                                 4% maximum allowed per State (NC).
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
9234689750 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                       Preliminary or                                                                            of 06/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     State Compliance - New York Late Charge Grace Period Testing
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9233857932 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: State Compliance - California Primary Residence Late Charge Percent                                                                               -
                                                                          Other                                                                                                                                  Unable to determine if late charge exceeds state maximum due to missing          Testing
                                                                                                                                                                                                                 information.                                                                     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Application
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 of account opening.                                                              Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Provided Timely
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act
                                                                                                                                                                                                                 (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement.
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
9233200154 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
9225752503 XXXXXXXXXX XXXXXXXXXX CT    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                                                                                                                  Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 10/XX/2004 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9220080696 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 practicable time after using credit score.                                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
9219170245 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                       Preliminary or                                                                            of 03/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   State Compliance - New York Prepayment Penalty Junior Lien
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 02/XX/2005 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a lookback was performed to determine this application date.  The final date used  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 for testing was 09/XX/2004.
                                                                                                                                                                                                                 [B] State Compliance - New York Prepayment Penalty Junior Lien: New York
                                                                                                                                                                                                                 Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9215203616 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Notice of Right to Cancel Missing                                                                                 Yes        TR
                                                                          Other                                                                                                                                  Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Federal Compliance - Property Type Not Provided                                                                                                   Indeterminable
                                                                                                                                                                                                                 Account Opening not in file. Unable to validate accuracy of and compliance with  Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 disclosure requirements.                                                         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Not Provided of 12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth
                                                                                                                                                                                                                 in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9215002252 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2008  2/XX/2008    Primary    Refinance UTD                                File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                              -
                                                                                                                       contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            Application Date.                                                                compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 02/XX/2008 which is X months prior to consummation. A        State Compliance - 5% late charge exceeds 2% maximum per state (NY)
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 for testing was 09/XX/2007.                                                      state (NY)
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 period less than minimum per state.                                              Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Application
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
9212863022 XXXXXXXXXX XXXXXXXXXX AL    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 03/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date of 02/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     Miscellaneous Compliance - (Doc Error) Initial GFE not provided compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9211865144 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 08/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
9205651384 XXXXXXXXXX XXXXXXXXXX OH    7/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing                                                                                                     -
                                                                          Debt Consolidation                           contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TILA - Final TIL Missing
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title.                                                                              Act: Notice of Right to Cancel was not provided.                                 Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9204096694 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            of 05/XX/2007 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Business Days From Transaction Date
                                                                                                                                                                                                                 period less than minimum per state.                                              State Compliance - 5% late charge exceeds 2% maximum per state NY
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 exceeds maximum per state.                                                       state NY
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
9201186675 XXXXXXXXXX XXXXXXXXXX NC    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
9200139587 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 11/XX/2007 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
9196746908 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped                                                                 Yes        TR HUD
                                                                          Debt Consolidation                                                                                                                     For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  Used For Fee Testing                                                                                                                              Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.
9196302163 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
9188376564 XXXXXXXXXX XXXXXXXXXX TX    10/XX/2007 9/XX/2007    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   funding date same as disbursement and/or note date but is not signed
                                                                                                                       Final Title.                                                                              application date located in file.  Compliance tests were run using an            or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 application date of 09/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Application
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        by borrower.
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9186723479 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2007 9/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  funding date same as disbursement and/or note date but is not signed file of document or worksheet indicating how the lender determined that the home or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission by borrower.
                                                                                                                                                                                                                 timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9181336038 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Business Days From Transaction Date
                                                                                                                                                                                                                 application date of 05/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
9171999420 XXXXXXXXXX XXXXXXXXXX OH    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - Ohio Late Charge Percent and Amount Testing                                                                                    -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  State Compliance - Ohio CSPA Tangible Net Benefit Test
                                                                                                                                                                                                                 for testing was 09/XX/2006.                                                      State Compliance - Ohio Consumer Sales Practices Act (Closing
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not   Disclosure Not Provided)
                                                                                                                                                                                                                 Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not   State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement
                                                                                                                                                                                                                 verified with reliable documentation.                                            of Receipt of Home Mortgage Loan Information Document Not Retained by
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of     Lender)
                                                                                                                                                                                                                 Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay
                                                                                                                                                                                                                 Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan   not Verified)
                                                                                                                                                                                                                 Information Document not retained by lender.                                     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
                                                                                                                                                                                                                 [B] State Compliance - Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales
                                                                                                                                                                                                                 Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information.
                                                                                                                                                                                                                 [B] State Compliance - Ohio Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9170342020 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - Property Type Not Provided
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                                                                                                                                 of 11/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 of account opening.                                                              Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 to borrower at time of account opening.                                          compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - NJ minimum is 5% 15 days
                                                                                                                                                                                                                 application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
9167401328 XXXXXXXXXX XXXXXXXXXX GA    3/XX/2007  2/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
9167252303 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 09/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9162653380 XXXXXXXXXX XXXXXXXXXX WA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
9160346540 XXXXXXXXXX XXXXXXXXXX MA    6/XX/2006  5/XX/2006    UTD        UTD UTD                                                                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - Unable to determine occupancy, compliance                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 of 06/XX/2006 used as disbursement date for compliance testing.                  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    State Compliance - Massachusetts Open End Late Charge Percent and
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Amount Testing
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   State Compliance - Massachusetts Open End Late Charge Grace Period
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Testing
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Note grace period less than minimum per state.                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount     Provided Timely
                                                                                                                                                                                                                 Testing: Unable to determine if late charge exceeds state maximum due to missing Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 information.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9157281578 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            of 02/XX/2007 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 of account opening.                                                              Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 to borrower at time of account opening.                                          State Compliance - New York Late Charge Grace Period Testing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Provided Timely
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Provided Timely
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9152661035 XXXXXXXXXX XXXXXXXXXX CT    5/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - Important Terms Disclosure Not                                                                                  -
                                                                          Debt Consolidation                           contain either                                                                            Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided  Provided Timely
                                                                                                                       Preliminary or                                                                            to borrower at application.                                                      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    same lender refi
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
9145111368 XXXXXXXXXX XXXXXXXXXX PA    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   same lender refi
                                                                                                                       Preliminary or                                                                            to borrower at time of account opening.                                          Federal Compliance - HELOC Fees Used For Testing
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Provided Timely
                                                                                                                                                                                                                 (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement.
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
9140314455 XXXXXXXXXX XXXXXXXXXX MA    8/XX/2007  7/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
9130654360 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
9130609686 XXXXXXXXXX XXXXXXXXXX TX    7/XX/2006  6/XX/2006    Primary    Refinance Rate/Term                          File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              application date located in file.  Compliance tests were run using an            Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date of 06/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9121735051 XXXXXXXXXX XXXXXXXXXX MN    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 for testing was 01/XX/2007.                                                      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Miscellaneous Compliance - (Doc Error) Initial GFE not provided signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
9110435152 XXXXXXXXXX XXXXXXXXXX UT    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.
                                                                                                                       Final Title
9110044213 XXXXXXXXXX XXXXXXXXXX WI    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 05/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9109310235 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2007  5/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
9109237377 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Note Date of 09/XX/2004 used as Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                       Preliminary or                                                                            disbursement date for compliance testing.                                        Transaction Date
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   State Compliance - New York Prepayment Penalty Junior Lien
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Provided Timely
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 application date of 08/XX/2004 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value, lookback was performed to determine this application date.  The final date used  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 for testing was 03/XX/2004.                                                      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] State Compliance - New York Prepayment Penalty Junior Lien: New York
                                                                                                                                                                                                                 Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9106919412 XXXXXXXXXX XXXXXXXXXX OR    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                         Missing                       B           B           B           B           B           [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Business Days From Transaction Date: Truth in Lending Act:  Subject loan         Business Days From Transaction Date
                                                                                                                                                                                                                 transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
9105391569 XXXXXXXXXX XXXXXXXXXX CO    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
9104069144 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 09/XX/2007 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9102136614 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of account opening.                                                              Application
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   same lender refi
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Provided Timely
                                                                                                                                                                                                                 application date of 04/XX/2005 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
9101172527 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure -  Missing Signature on                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Affiliated Business Arrangement Disclosure signature on Affiliated Business Arrangement Disclosure.
9097612659 XXXXXXXXXX XXXXXXXXXX MA    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    State Compliance - Massachusetts Home Loan - Borrower's Interest                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Tangible Net Benefit Worksheet Not in File file of document or worksheet indicating how the lender determined that the home Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Arrangement Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
9097130802 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2007 10/XX/2007   Primary    Refinance UTD                                File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 11/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Required Parties
                                                                                                                                                                                                                 Application Date.                                                                State Compliance - 5% late charge exceeds 2% maximum per state (NY).
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    State Compliance - 10 day grace period less than 15 day minimum per
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   state (NY).
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 10/XX/2007 which is X months prior to consummation. A        Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 for testing was 05/XX/2007.                                                      same lender refi
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 period less than minimum per state.                                              Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9093018336 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 03/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Non Same Lender Refinance
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 02/XX/2006 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 missing information.                                                             Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9092562734 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   Late Charge
                                                                          Other                                                                                                                                  Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 grace period less than 15 days.                                                  State Compliance - 10% late charge exceeds 5% maximum per state NJ
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9091544453 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
9089547085 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 of 03/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9089326183 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Missing Initial Loan Application No Fees                                                                          Yes        TR
                                                                          Other                                        contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement                                                                              Indeterminable
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Final Title                                                                               fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  State Compliance - Greater of 5% or $10 late charge exceeds maximum 2%
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       in the state of NY.
                                                                                                                                                                                                                 disclosure requirements.                                                         State Compliance - 10 day grace period is less than 15 days required
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   in the state of NY.
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 of 10/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an         Not Provided
                                                                                                                                                                                                                 application date of 09/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9089299702 XXXXXXXXXX XXXXXXXXXX GA    3/XX/2006  2/XX/2006    Primary    UTD UTD                                      File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            of 03/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Property Type Not Provided
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 02/XX/2006 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a lookback was performed to determine this application date.  The final date used  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 for testing was 09/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9088536324 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - HELOC Fees Used For Testing                                                                                                  -
                                                                          Other                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing
9083991658 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2007  12/XX/2006   Primary    UTD UTD                                      File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            of 01/XX/2007 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        State Compliance - New York Late Charge Grace Period Testing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9081372737 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 05/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Required Parties
                                                                                                                                                                                                                 practicable time after using credit score.                                       State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - New York Late Charge Grace Period Testing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 04/XX/2006 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Application
                                                                                                                                                                                                                 for testing was 11/XX/2005.                                                      Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 period less than minimum per state.                                              Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    same lender refi
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
9074497278 XXXXXXXXXX XXXXXXXXXX MD    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
9066324747 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            application date of 08/XX/2006 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 for testing was 03/XX/2006.                                                      Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Federal Compliance - {section} Unable to determine under disclosure
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated due to missing itemization of amount financed.
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.                                    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9065206349 XXXXXXXXXX XXXXXXXXXX CO    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Business Days From Transaction Date
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 for testing was 12/XX/2006.                                                      Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
9062819697 XXXXXXXXXX XXXXXXXXXX MI    12/XX/2005 11/XX/2005   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
9062086800 XXXXXXXXXX XXXXXXXXXX MD    10/XX/2005 9/XX/2005    Primary    Refinance Rate/Term                          File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TILA - Final TIL Missing
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title                                                                               application date located in file.  Compliance tests were run using an            Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9059916473 XXXXXXXXXX XXXXXXXXXX MA    6/XX/2007  4/XX/2007    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                                                                       contain either                                                                            Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   by borrower.
                                                                                                                       Preliminary or                                                                            by closing.                                                                      Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Final Title.                                                                                                                                                               funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                  General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                  Closing / Title - TIL appears to be final but not signed nor initialed by borrower.
9058897352 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 05/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9055443470 XXXXXXXXXX XXXXXXXXXX IL    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            of 02/XX/2008 used as disbursement date for compliance testing.                  Application
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Business Days From Transaction Date
                                                                                                                                                                                                                 application date of 01/XX/2008 which is X months prior to consummation. A        Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    same lender refi
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 testing may be impacted.                                                         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
9054849972 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          [B] Closing /  File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                          Other                         Title -        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date by borrower.
                                                                                                        Security       Preliminary or                                                                            of 09/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        Instrument is  Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        FNMA/FHLMC                                                                                               application date of 08/XX/2006 which is X months prior to consummation. A        Required Parties
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        not contain                                                                                              for testing was 03/XX/2006.                                                      Business Days From Transaction Date
                                                                                                        the following                                                                                            [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                        clauses:: ___                                                                                            exceeds maximum per state.                                                       Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    funding date same as disbursement and/or note date but is not signed lender refi: Original Lender was not able to be determined. Unable to determine  or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        State Compliance - 4% late charge exceeds 2% maximum per state (NY)
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 testing may be impacted.                                                         Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Application Date.                                                                compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9054770218 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2001  6/XX/2001    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   State Compliance - Early payoff fee of $250 not allowed on subordinate                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date liens per State (NY).
                                                                                                                       Preliminary or                                                                            of 07/XX/2001 used as disbursement date for compliance testing.                  State Compliance - 5% late charge exceeds 2% maximum per state NY.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - 10 day grace period is less than the 15 day minimum
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            per State (NY).
                                                                                                                                                                                                                 application date of 06/XX/2001 which is X months prior to consummation. A        Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 for testing was 01/XX/2001.                                                      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 period less than minimum per state.                                              contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                 [B] State Compliance - New York Prepayment Penalty Junior Lien: New York
                                                                                                                                                                                                                 Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9052441964 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 12/XX/2004 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.    same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 11/XX/2004 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 for testing was 06/XX/2004.                                                      Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004.
9052176089 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - TILA Notice of Right to Cancel Expiration Date                                                                               -
                                                                          Other                                        contain either                                                                            Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Prior or equal to Disbursement Date
                                                                                                                       Preliminary or                                                                            of account opening.                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Business Days From Transaction Date
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Application
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    same lender refi
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Provided Timely
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Provided Timely
                                                                                                                                                                                                                 for testing was 01/XX/2007.                                                      Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    General Appraisal Requirements - Due to lack of appraised value, lender refi: Original Lender was not able to be determined. Unable to determine  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
9051277227 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            of 07/XX/2006 used as disbursement date for compliance testing.                  State Compliance - New York Late Charge Percent Testing
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   State Compliance - New York Late Charge Grace Period Testing
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Provided Timely
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 06/XX/2006 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9050355743 XXXXXXXXXX XXXXXXXXXX DC    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 of 04/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9042862617 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - Payoff Statement Missing                                                                                                     -
                                                                          Other                                                                                                                                                                                                                   Federal Compliance - Missing Initial Loan Application Test
9039759884 XXXXXXXXXX XXXXXXXXXX GA    6/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 06/XX/2004 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 for testing was 06/XX/2004.                                                      Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
9038951887 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Business Days From Transaction Date: Truth in Lending Act:  Subject loan         Business Days From Transaction Date
                                                                                                                                                                                                                 transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
9038352393 XXXXXXXXXX XXXXXXXXXX WI    7/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                                                        A           A           A           A           A                                                                                                                                                                                                                                              -
9036613517 XXXXXXXXXX XXXXXXXXXX OH    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment    State Compliance - Ohio Standard Prepayment Penalty SMLA                                                                                          -
                                                                          Other                                                                                                                                  Penalty:  Prepayment penalty not permissible on a refinance. (applies only to    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Second Mortgage Loan Act registrants)                                            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
9031168424 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an            funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            application date of 11/XX/2007 which is X months prior to consummation. A        or
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 for testing was 06/XX/2007.                                                      Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    by borrower.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 testing may be impacted.                                                         Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Application
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission same lender refi
                                                                                                                                                                                                                 timing requirements.                                                             Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 12/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9031161659 XXXXXXXXXX XXXXXXXXXX OH    3/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                            -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                        Security                                                                                                 application date of 03/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                        Instrument is                                                                                            lookback was performed to determine this application date.  The final date used
                                                                                                        not on a                                                                                                 for testing was 03/XX/2006.
                                                                                                        FNMA/FHLMC                                                                                               [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                        form and does                                                                                            Missing Final TIL Signature Date. Unable to determine compliance with rescission
                                                                                                        not contain                                                                                              timing requirements.
                                                                                                        the following
                                                                                                        clauses:: ___
9025321529 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          [B] Closing /                                D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Federal Compliance - Final TIL Estimated                               REVIEWER - GENERAL       GENERAL COMMENT                        Yes        TR HUD
                                                                          Debt Consolidation            Title -                                                                                                  For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  Miscellaneous Compliance - (Doc Error) Initial GFE not provided        COMMENT (2019-09-18):    (2019-09-18): Unable to                           Deficiency
                                                                                                        Security                                                                                                 applicable Federal, State or Local compliance testing.                           General Appraisal Requirements - Due to lack of appraised value,       Unable to procure.       procure.
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   compliance tests requiring an LTV were run off an assumed value of a   SELLER - GENERAL COMMENT
                                                                                                        not on a                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date contract sales price or original loan amount, whichever applies.       (2019-09-18): Unable to
                                                                                                        FNMA/FHLMC                                                                                               of 10/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3   procure.
                                                                                                        form and does                                                                                            [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Business Days From Transaction Date
                                                                                                        not contain                                                                                              Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        the following                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        clauses:: ___                                                                                            application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 09/XX/2005 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Used For Fee Testing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
9024277314 XXXXXXXXXX XXXXXXXXXX IL    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 02/XX/2008 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 01/XX/2008 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
9022953586 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 05/XX/2006 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 04/XX/2006 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 for testing was 11/XX/2005.                                                      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  by borrower.
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  or
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Required Parties
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Application Date.                                                                Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
9017727581 XXXXXXXXXX XXXXXXXXXX IN    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
9017329027 XXXXXXXXXX XXXXXXXXXX DE    3/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 03/XX/2006 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 03/XX/2006.                                                      Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
9015077236 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
9013513594 XXXXXXXXXX XXXXXXXXXX GA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            of 08/XX/2007 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title                                                                               [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Required Parties
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 for testing was 02/XX/2007.                                                      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Application
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
9013407714 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 of 10/XX/2006 used as disbursement date for compliance testing.                  Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Application Date.                                                                compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
9009492463 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2005 10/XX/2005   Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                        Security                                                                                                 of 11/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an
                                                                                                        FNMA/FHLMC                                                                                               application date of 10/XX/2005 which is X months prior to consummation. A
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.
                                                                                                        not contain
                                                                                                        the following
                                                                                                        clauses:: ___
9006327933 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                                                                                                                                                                                                      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - CHARM Booklet Disclosure Status
                                                                                                                                                                                                                                                                                                  Federal Compliance - ARM Disclosure Status
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
9002283732 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2006  6/XX/2006    Primary    Purchase                      [B] Closing /                                D           D           D           D           D           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Documentation not provided                        SELLER - GENERAL COMMENT GENERAL COMMENT                        Tested     TR Tested
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test             (2019-08-26): The issue  (2019-08-26): The issue
                                                                                                        Security                                                                                                 application date of 06/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided        cited has either been    cited has either been
                                                                                                        Instrument is                                                                                            lookback was performed to determine this application date.  The final date used  Closing / Title - Missing Document: HUD-1 Addendum not provided        resolved or was          resolved or was
                                                                                                        not on a                                                                                                 for testing was 01/XX/2006.                                                                                                                             determined to not be an  determined to not be an
                                                                                                        FNMA/FHLMC                                                                                               [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                   exception as noted. The  exception as noted. The
                                                                                                        form and does                                                                                                                                                                                                                                                    missing document has     missing document has
                                                                                                        not contain                                                                                                                                                                                                                                                      been located and         been located and
                                                                                                        the following                                                                                                                                                                                                                                                    uploaded as XXXX.        uploaded as XXXX.
                                                                                                        clauses:: ___                                                                                                                                                                                                                                                    REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                         COMMENT (2019-08-26):
                                                                                                                                                                                                                                                                                                                                                                         Trailing doc uploaded is
                                                                                                                                                                                                                                                                                                                                                                         Final HUD without HUD
                                                                                                                                                                                                                                                                                                                                                                         Addendum.  Final HUD-1
                                                                                                                                                                                                                                                                                                                                                                         reflects charges for
                                                                                                                                                                                                                                                                                                                                                                         Exhibits 810, 820 and
                                                                                                                                                                                                                                                                                                                                                                         1101. No HUD-1 Addendum
                                                                                                                                                                                                                                                                                                                                                                         provided for review.
                                                                                                                                                                                                                                                                                                                                                                         Exception remains open.
8997878849 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2003 10/XX/2003   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Notice of Right to Cancel Expiration Date                                                                               -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Prior or equal to Disbursement Date
                                                                                                                       Preliminary or                                                                            of 11/XX/2003 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 10/XX/2003 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Application
                                                                                                                                                                                                                 for testing was 05/XX/2003.                                                      Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 testing may be impacted.                                                         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   expiration date is blank.
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2003, prior to three (3) business days from transaction date of 11/XX/2003.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Unable to test RTC expiration date due to missing information.
8993864634 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Disbursement Date Missing                                                                                                    Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Business Days From Transaction Date
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 12/XX/2007 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date of 11/XX/2007 which is X months prior to consummation. A        same lender refi
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    General Appraisal Requirements - Due to lack of appraised value, lender refi: Original Lender was not able to be determined. Unable to determine  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  state (NJ).
                                                                                                                                                                                                                 testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
8992684840 XXXXXXXXXX XXXXXXXXXX IA    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
8990386747 XXXXXXXXXX XXXXXXXXXX MA    1/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Massachusetts Mortgage Lender and Broker Regulation       Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Home Improvement                                                                                                                       (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker        funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 Regulation:  File does not contain evidence that analysis of borrower's ability  or initialed by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 to repay was performed based on verified income, obligations, assets, and/or     Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 employment using PITI payment based on fully indexed rate and fully amortizing   State Compliance - Massachusetts Mortgage Lender and Broker Regulation
                                                                                                                                                                                                                 payment, if applicable                                                           (Ability to Repay not Verified)
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Affiliated Business Arrangement Disclosure signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
8989507456 XXXXXXXXXX XXXXXXXXXX MO    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
8981362433 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Federal Compliance - RESPA Disclosure - Affiliated Business                                                                            Yes        TR HUD
                                                                          Debt Consolidation                                                                                                                     For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                     Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.                           Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Business Days From Transaction Date
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Used For Fee Testing
                                                                                                                                                                                                                 applicant within three (3) business days of application.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
8980385418 XXXXXXXXXX XXXXXXXXXX TN    11/XX/2006 10/XX/2006   Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                       contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            application date of 10/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8977883384 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Notice of Right to Cancel Missing                                                                                            Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Federal Compliance - Property Type Not Provided
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 of 03/XX/2007 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - 10 day grace period with greater of 5% or $10 late
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        charge is outside parameters of 15 day minimum grace period with
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       maximum 5% late charge for 2nd liens in the state of NJ as of
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     11/27/2003.
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8967030388 XXXXXXXXXX XXXXXXXXXX CT    8/XX/2007  8/XX/2007    Primary    Purchase                                     File does not                 B           B           B           B           B                                                                                            Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                       contain either                                                                                                                                                             funding date same as disbursement and/or note date
                                                                                                                       Preliminary or                                                                                                                                                             but is not signed or dated by borrower so cannot confirm that borrower
                                                                                                                       Final Title                                                                                                                                                                received.
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                  Closing / Title - TIL appears to be final but not signed nor initialed by borrower.
8963862289 XXXXXXXXXX XXXXXXXXXX MD    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                       Preliminary or                                                                            of 04/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Business Days From Transaction Date
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 practicable time after using credit score.                                       same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 for testing was 10/XX/2006.                                                      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8958715360 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
8949148628 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
8948662162 XXXXXXXXXX XXXXXXXXXX NH    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
8948477310 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 for testing was 06/XX/2007.                                                      Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
8947455260 XXXXXXXXXX XXXXXXXXXX MA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
8946653270 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            of 11/XX/2005 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                              [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 period less than minimum per state.                                              Business Days From Transaction Date
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    State Compliance - Greater of 5% or $10 late charge exceeds maximum 2%
                                                                                                                                                                                                                 exceeds maximum per state.                                                       per state of NY.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    State Compliance - 10 day grace period is less than 15 day minimum per lender refi: Original Lender was not able to be determined. Unable to determine  state of NY.
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  same lender refi
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.
8945165224 XXXXXXXXXX XXXXXXXXXX TX    9/XX/2006  9/XX/2006    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
8944234481 XXXXXXXXXX XXXXXXXXXX MI    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FNMA Points and Fees                                                                                                         -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 [B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 loan of XXX% is in excess of the allowable maximum of the greater of 5.00000% of State Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                                                                                                                                 the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on  (Counseling Agencies List)
                                                                                                                                                                                                                 a Original Loan Amount of $XXXX vs. an allowable total of $XXXX and $1000.00     State Compliance - Michigan Consumer Caution and Home Ownership
                                                                                                                                                                                                                 (2007) (an overage of $XXXX or XXXX%).                                           Counseling Notice Not Provided
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill  State Compliance - Michigan Consumer Mortgage Protection Act (Borrower
                                                                                                                                                                                                                 of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:   Bill of Rights Disclosure Not Provided)
                                                                                                                                                                                                                 Borrower Bill of Rights disclosure not provided to borrower.                     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling   Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Caution and Home Ownership Counseling Notice not provided to borrower.
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling
                                                                                                                                                                                                                 Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8944233516 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Missing Initial Loan Application Test                                                                                        Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 06/XX/2006 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as          State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note    state (NJ).
                                                                                                                                                                                                                 date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8943367976 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 03/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
8935912523 XXXXXXXXXX XXXXXXXXXX AR    6/XX/2006  4/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 by closing.                                                                      Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
8934170762 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - Payoff Statement Missing                                                                                                     -
                                                                          Other
8933728211 XXXXXXXXXX XXXXXXXXXX MD    1/XX/2007  12/XX/2006   Primary    Refinance UTD                                File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                                                                       contain either                                                                            application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            application date of 12/XX/2006 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 for testing was 07/XX/2006.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8928689318 XXXXXXXXXX XXXXXXXXXX MA    3/XX/2006  2/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 02/XX/2006 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 02/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
8927472133 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Application
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
8922879012 XXXXXXXXXX XXXXXXXXXX CO    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
8914103642 XXXXXXXXXX XXXXXXXXXX WA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Home Improvement                                                                                                                       Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 08/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
8912353714 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
8908342742 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                                                                                                                     lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
8905902670 XXXXXXXXXX XXXXXXXXXX TN    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure -  Missing Signature on                                                                                     -
                                                                          Other                                                                                                                                  Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Affiliated Business Arrangement Disclosure signature on Affiliated Business Arrangement Disclosure.
8900097738 XXXXXXXXXX XXXXXXXXXX IN    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                                                                                                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
8900019822 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
8899917279 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  2/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 03/XX/2006 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
8899679741 XXXXXXXXXX XXXXXXXXXX AZ    7/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
8899013110 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Non Same Lender Refinance
                                                                                                        Security                                                                                                 of 05/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                        FNMA/FHLMC                                                                                               application date of 04/XX/2007 which is X months prior to consummation. A        Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.                       Required Parties
                                                                                                        not contain                                                                                              [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        the following                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Business Days From Transaction Date
                                                                                                        clauses:: ___                                                                                            if correct TILA rescission form was used.                                        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 missing information.                                                             Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8895346721 XXXXXXXXXX XXXXXXXXXX MD    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Security                                                                                                 of 08/XX/2006 used as disbursement date for compliance testing.                  Application
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        FNMA/FHLMC                                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                        form and does                                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                        not contain                                                                                              application date of 07/XX/2006 which is X months prior to consummation. A        Affiliated Business Arrangement Disclosure
                                                                                                        the following                                                                                            lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                        clauses:: ___                                                                                            [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
8891676003 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Property Type Not Provided                                                                                                   -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       preliminary or                                                                            of 04/XX/2008 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       final title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8891093260 XXXXXXXXXX XXXXXXXXXX PA    6/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
8890750618 XXXXXXXXXX XXXXXXXXXX VA    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            of 04/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Provided Timely
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8890375454 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  8/XX/2007    Primary    Purchase                      [B] Closing /  File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                        Title -        contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          funding date same as disbursement and/or note date but is not signed
                                                                                                        Security       Preliminary or                                                                            [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     or dated by borrower so cannot confirm that borrower received.
                                                                                                        Instrument is  Final Title                                                                               Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                        not on a                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Affiliated Business Arrangement Disclosure
                                                                                                        FNMA/FHLMC                                                                                               [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Federal Compliance - FACTA Disclosure Missing
                                                                                                        form and does                                                                                            Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                        not contain                                                                                              by closing.                                                                      by borrower.
                                                                                                        the following
                                                                                                        clauses:: ___
8886348441 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date State Compliance - Late charge not allowed per state (NY) - max late
                                                                                                        Security                                                                                                 of 08/XX/2007 used as disbursement date for compliance testing.                  charge for NY is  2% - note states the greater of $5 or 5%.
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        State Compliance - Grace period not allowed per state (NY) - min grace
                                                                                                        not on a                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          period for NY is 15 days - note states 10 days.
                                                                                                        FNMA/FHLMC                                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                        form and does                                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                        not contain                                                                                              application date of 07/XX/2007 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                        the following                                                                                            lookback was performed to determine this application date.                       Federal Compliance - FACTA Disclosure Missing
                                                                                                        clauses:: ___                                                                                            [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8880895354 XXXXXXXXXX XXXXXXXXXX AZ    12/XX/2006 12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                                                                                                                     Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
8880343372 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2007  1/XX/2007    Primary    Purchase                                     No evidence of                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing                                                                                                     -
                                                                                                                       Preliminary or                                                                            Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                       Final Title in
                                                                                                                       file.
8878078303 XXXXXXXXXX XXXXXXXXXX CT    9/XX/2006  8/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - Initial TIL not provided for testing was 03/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8872846791 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2006  5/XX/2006    UTD        UTD UTD                                      File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       preliminary or                                                                            of 06/XX/2006 used as disbursement date for compliance testing.                  Provided Timely
                                                                                                                       final title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 05/XX/2006 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8871121715 XXXXXXXXXX XXXXXXXXXX OH    12/XX/2006 12/XX/2006   Primary    Refinance Rate/Term                                                        A           A           A           A           A                                                                                                                                                                                                                                              -
8870193929 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine   Federal Compliance - Notice of Right to Cancel Missing                                                                                            Late Charge
                                                                          Other                                        contain either                                                                            if loan contains an impermissible late charge due to missing information.        State Compliance - PPP Expired. Prepayment charge not allowed per
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   state (NJ) - max prepayment charge for NJ loan  is 0% - note states
                                                                                                                       Final Title                                                                               Act (HELOC): HELOC Brochure not provided to borrower.                            $250. Lender is XXXX
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 application date of 08/XX/2004 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Penalty:  No prepayment penalties are permissible in the state of New Jersey.    State Compliance - Grace period min not allowed per state (NJ) - min
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     grace period for NJ is 15 days - note states 10
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8861103351 XXXXXXXXXX XXXXXXXXXX MA    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 04/XX/2008 used as disbursement date for compliance testing.                  State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                       Final Title.                                                                              [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Federal Compliance - Property Type Not Provided file of document or worksheet indicating how the lender determined that the home Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 03/XX/2008 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
8858080908 XXXXXXXXXX XXXXXXXXXX MA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   State Compliance - Massachusetts Open End Late Charge Percent and                                                                                 -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Amount Testing
                                                                                                                       Preliminary or                                                                            of 04/XX/2007 used as disbursement date for compliance testing.                  State Compliance - Massachusetts Open End Late Charge Grace Period
                                                                                                                       Final Title                                                                               [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Testing
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  General Appraisal Requirements - Due to lack of appraised value, file of document or worksheet indicating how the lender determined that the home compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Note grace period less than minimum per state.                                   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount     State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 Testing: Unable to determine if late charge exceeds state maximum due to missing Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 information.                                                                     Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8856508877 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 04/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8847802558 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     State Compliance - New York Late Charge Percent Testing
                                                                                                                       Preliminary or                                                                            Application Date.                                                                State Compliance - New York Late Charge Grace Period Testing
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a lookback was performed to determine this application date.  The final date used  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 for testing was 06/XX/2006.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8847089535 XXXXXXXXXX XXXXXXXXXX NC    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Non Same Lender Refinance
                                                                                                                                                                                                                 of 06/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 application date of 05/XX/2006 which is X months prior to consummation. A        Required Parties
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Business Days From Transaction Date
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 missing information.                                                             Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 timing requirements.                                                             contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8846146047 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2006 9/XX/2006    UTD        Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Notice of Right to Cancel Missing                                                                                            Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Federal Compliance - Property Type Not Provided
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 of 10/XX/2006 used as disbursement date for compliance testing.                  results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       State Compliance - Late charge not allowed per state (NJ) - max late
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     charge for (NJ) is 4% - note states 5%
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8842976962 XXXXXXXXXX XXXXXXXXXX KY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                           contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.                                        Application
                                                                                                                       Final Title                                                                               [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
8841702010 XXXXXXXXXX XXXXXXXXXX GA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Right of Rescission Timing - Note Date used as                                                                               -
                                                                          Other                                        contain either                                                                            Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Transaction Date
                                                                                                                       Preliminary or                                                                            Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title                                                                               applicant within three (3) business days of application.                         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as          Application
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
8840591517 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2007  7/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Consummation
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 for testing was 05/XX/2007.                                                      Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
8833682497 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Business Days From Transaction Date
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Application
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 10/XX/2005 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.
8832016542 XXXXXXXXXX XXXXXXXXXX MI    1/XX/2004  12/XX/2003   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Note Date of 01/XX/2004 used as Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                       Preliminary or                                                                            disbursement date for compliance testing.                                        Transaction Date
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Application Date.                                                                Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 to determine if late charge exceeds state maximum due to missing information.    State Compliance - Michigan Late Charge Percent and Amount Testing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2003.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8830132980 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            of 05/XX/2005 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 of account opening.                                                              Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8824489675 XXXXXXXXXX XXXXXXXXXX AZ    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          [B] Closing /  File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                         Title -        contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                        Security       Preliminary or                                                                            application date of 05/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                        Instrument is  Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        not on a                                                                                                 for testing was 12/XX/2005.
                                                                                                        FNMA/FHLMC                                                                                               [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                        form and does                                                                                            Act: Notice of Right to Cancel was not provided.
                                                                                                        not contain                                                                                              [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                        the following
                                                                                                        clauses:: ___
8821598587 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] State Compliance - New York Prepayment Penalty Junior Lien: New York         State Compliance - PPP Expired. Prepayment charge not allowed per                                                                                 -
                                                                          Debt Consolidation                           contain either                                                                            Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien    state (NY) - max prepayment charge for NY 2nd lien loan is 0% - A
                                                                                                                       Preliminary or                                                                            loan.                                                                            borrower of a junior mortgage loan must be permitted to prepay the
                                                                                                                       Final Title                                                                               [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    loan in whole or in part without penalty - note states 1% on balance lender refi: Original Lender was not able to be determined. Unable to determine  in excess of 20% of the original principal amount if prepaid in the
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        first 12 months. Lender is XXXX.
                                                                                                                                                                                                                                                                                                  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
8810100476 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                        contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     same lender refi
                                                                                                                       the                                                                                       Application Date.                                                                Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Provided Timely
                                                                                                                       Final Title                                                                               Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 04/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 for testing was 11/XX/2005.                                                      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
8808084980 XXXXXXXXXX XXXXXXXXXX SC    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Debt Consolidation                           contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            of 09/XX/2007 used as disbursement date for compliance testing.                  or
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 practicable time after using credit score.                                       Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Business Days From Transaction Date
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  State Compliance - South Carolina Late Charge Amount Testing
                                                                                                                                                                                                                 for testing was 03/XX/2007.                                                      State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Disclosure Not Provided)
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document       by borrower.
                                                                                                                                                                                                                 specifying the agency designated to receive complaints or inquiries about the    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 origination and making of the loan.                                              compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Late Charge Amount Testing: Note late      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
8807864576 XXXXXXXXXX XXXXXXXXXX OH    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - Ohio Standard Prepayment Penalty SMLA                                                                                          -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an            State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement
                                                                                                                       Preliminary or                                                                            application date of 02/XX/2007 which is X months prior to consummation. A        of Receipt of Home Mortgage Loan Information Document Not Retained by
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used  Lender)
                                                                                                                                                                                                                 for testing was 09/XX/2006.                                                      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Application
                                                                                                                                                                                                                 Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Information Document not retained by lender.                                     same lender refi
                                                                                                                                                                                                                 [B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Penalty:  Loan contains an impermissible prepayment penalty; however Note or
                                                                                                                                                                                                                 Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
8807639700 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.
                                                                                                                       Final Title
8806305672 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Closing / Title - Mortgage provided is dated 11/30/2005.  Notary date                                                                             -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Note Date of 11/XX/2005 used as 1/20/2006.
                                                                                                                       preliminary or                                                                            disbursement date for compliance testing.                                        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                       final title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Finance charges under disclosed by $55.21 due to
                                                                                                                                                                                                                 application date of 10/XX/2005 which is X months prior to consummation. A        payment stream due to DSI Calculation.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 for testing was 05/XX/2005.                                                      Transaction Date
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    State Compliance - 4% late charge is greater than 2% maximum per state
                                                                                                                                                                                                                 exceeds maximum per state.                                                       (NY).
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as          Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8806189455 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
8805156027 XXXXXXXXXX XXXXXXXXXX MN    6/XX/2006  5/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 06/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Under-disclosure is payment stream related.
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Discrepancy is caused by the calculation of payments versus reflection
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          of payments within the Final TIL due to DSI Loan.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 05/XX/2006 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    same lender refi
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
8801704241 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 11/XX/2007   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of 12/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8795509419 XXXXXXXXXX XXXXXXXXXX SC    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - South Carolina Home Loan (Complaint Agency                                                                                     -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Disclosure Not Provided)
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 for testing was 11/XX/2006.                                                      Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
8795295258 XXXXXXXXXX XXXXXXXXXX MA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Missing Initial Loan Application No Fees                                                                          Yes        TR
                                                                          Other                                        contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Federal Compliance - Disbursement Date Missing                                                                                                    Indeterminable
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement                                                                              (UAL State)
                                                                                                                       Final Title.                                                                              fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       Transaction Date
                                                                                                                                                                                                                 disclosure requirements.                                                         State Compliance - Massachusetts Open End Late Charge Grace Period
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Testing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Note Date of 06/XX/2006 used as Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 disbursement date for compliance testing.                                        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Not Provided
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:
                                                                                                                                                                                                                 Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8793721788 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2007  4/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
8793068315 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            of 11/XX/2005 used as disbursement date for compliance testing.                  State Compliance - 4% late fee exceeds the 2% maximum per state (NY).
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 10/XX/2005 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 for testing was 05/XX/2005.                                                      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 exceeds maximum per state.                                                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8791690818 XXXXXXXXXX XXXXXXXXXX UT    8/XX/2006  7/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 for testing was 02/XX/2006.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
8789084677 XXXXXXXXXX XXXXXXXXXX MA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                                       Preliminary or                                                                            of 07/XX/2006 used as disbursement date for compliance testing.                  State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                       Final Title.                                                                              [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Application
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 application date of 06/XX/2006 which is X months prior to consummation. A        or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Required Parties
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Unable to determine under disclosure due to
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  missing Itemization of Amount Financed
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      State Compliance - 4% late charge exceeds 3% per state (MA)
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 missing information.                                                             compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
8786542262 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - Payoff Statement Missing                                                                                                     -
                                                                          Other                                                                                                                                                                                                                   Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
8780054604 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 06/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Application
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Application Date.                                                                same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Provided Timely
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 for testing was 12/XX/2006.                                                      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
8777201905 XXXXXXXXXX XXXXXXXXXX IN    9/XX/2007  8/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
8774596161 XXXXXXXXXX XXXXXXXXXX MA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
8773721322 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2005 10/XX/2005   UTD        UTD UTD                                                                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing                                                                               -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 of 11/XX/2005 used as disbursement date for compliance testing.                  results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 to test billing rights due to missing information.                               compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8772474146 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8                                                                             -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used   Application
                                                                                                                                                                                                                 on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8770384926 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            of 10/XX/2006 used as disbursement date for compliance testing.                  or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title                                                                               [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Prior or equal to Disbursement Date file of document or worksheet indicating how the lender determined that the home Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Required Parties
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - 4% late charge exceeds 3% maximum per state (MA)
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 for testing was 04/XX/2006.                                                      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Application
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 missing information.                                                             contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     by borrower.
                                                                                                                                                                                                                 compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
8764731593 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2005  5/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 of 06/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
8755178749 XXXXXXXXXX XXXXXXXXXX PA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all   REVIEWER - GENERAL       GENERAL COMMENT                        Yes        TR HUD
                                                                          Debt Consolidation                                                                                                                     For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  required parties                                                       COMMENT (2019-09-18):    (2019-09-18): Unable to                           Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.                           Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. Unable to procure.       procure.
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided        SELLER - GENERAL COMMENT
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,       (2019-09-18): Unable to
                                                                                                                                                                                                                 of 10/XX/2005 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a   procure.
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Prior or equal to Disbursement Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 09/XX/2005 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    State Compliance - 10 day grace period less than 15 day minimum per lender refi: Original Lender was not able to be determined. Unable to determine  state (PA).
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Testing: Note grace period less than minimum per state.                          Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Used For Fee Testing timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
8754817018 XXXXXXXXXX XXXXXXXXXX WA    2/XX/2002  1/XX/2002    Primary    UTD UTD                       [C] Mortgage /                               B           B           B           B           B                                                                                            Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                        Program                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                        Eligibility -                                                                                                                                                                             Federal Compliance - Disbursement Date Missing
                                                                                                        Missing                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                        Documents:                                                                                                                                                                                Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                        Missing other                                                                                                                                                                             Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                        financing                                                                                                                                                                                 General Appraisal Requirements - Due to lack of appraised value,
                                                                                                        information.:                                                                                                                                                                             compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        Lien Position:                                                                                                                                                                            contract sales price or original loan amount, whichever applies.
                                                                                                        1                                                                                                                                                                                         Closing / Title - 8 day grace period is less than 10 day minimum per state (WA)
8750266558 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - Payoff Statement Missing                                                                                                     -
                                                                          Other                                                                                                                                                                                                                   Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing
8745132491 XXXXXXXXXX XXXXXXXXXX MD    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Debt Consolidation                                                                                                                                                                                                      Required Parties
                                                                                                                                                                                                                                                                                                  State Compliance - 6% late charge exceeds 5% max per state (MD).
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                  General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
8741893252 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
8739278053 XXXXXXXXXX XXXXXXXXXX CT    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       Preliminary or                                                                            Application Date.                                                                Business Days From Transaction Date
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 application date of 05/XX/2005 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value, lookback was performed to determine this application date.  The final date used  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 for testing was 12/XX/2004.                                                      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.
8738387930 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                       Preliminary or                                                                            application date of 06/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
8735954556 XXXXXXXXXX XXXXXXXXXX SC    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 practicable time after using credit score.                                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Disclosure Not Provided)
                                                                                                                                                                                                                 for testing was 12/XX/2006.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
8735869437 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /  File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              Late Charge
                                                                          Debt Consolidation            Title -        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    same lender refi
                                                                                                        Security       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                        Instrument is  Final Title.                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        not on a                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                        FNMA/FHLMC                                                                                               practicable time after using credit score.
                                                                                                        form and does                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of
                                                                                                        not contain                                                                                              application date located in file.  Compliance tests were run using an
                                                                                                        the following                                                                                            application date of 05/XX/2007 which is X months prior to consummation. A
                                                                                                        clauses:: ___                                                                                            lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8735205619 XXXXXXXXXX XXXXXXXXXX MA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
8735015924 XXXXXXXXXX XXXXXXXXXX MA    12/XX/2003 11/XX/2003   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Property Type Not Provided                                                                                                   -
                                                                          Other                                        contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Preliminary or                                                                            Application Date.                                                                same lender refi
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 11/XX/2003 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a lookback was performed to determine this application date.  The final date used  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 for testing was 06/XX/2003.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
8733133437 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          [C] Closing /  Disclosed                     B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                         Title -        payment on                                                                                Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                        (Missing Doc)  Note of                                                                                   of 06/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                        Missing Note   $427.82 does                                                                              [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Disbursement Date Missing
                                                                                                        Addendum: Note not correspond                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - FACTA Disclosure Missing
                                                                                                        P&I does not   with the loan                                                                             [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        match          amount, loan                                                                              application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                        calculated     term, and                                                                                 application date of 05/XX/2006 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        P&I: Note P&I  interest rate                                                                             lookback was performed to determine this application date.                       contract sales price or original loan amount, whichever applies.
                                                                                                        of ___ does    on the loan.                                                                              [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                        not match      File does not                                                                             Act: Notice of Right to Cancel was not provided.
                                                                                                        Calculated P&I contain either                                                                            [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                        of ___         Preliminary or
                                                                                                        [B] Closing /  Final Title.
                                                                                                        Title -
                                                                                                        Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC
                                                                                                        form and does
                                                                                                        not contain
                                                                                                        the following
                                                                                                        clauses:: ___
8729730427 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8729595763 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Right of Rescission Timing - Note Date used as                                                                               -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Note Date of 04/XX/2004 used as Transaction Date
                                                                                                                       Preliminary or                                                                            disbursement date for compliance testing.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8727384267 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2006  8/XX/2006    Primary    Refinance UTD                                File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Preliminary or                                                                            of 09/XX/2006 used as disbursement date for compliance testing.                  Provided Timely
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8725111017 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2005 9/XX/2005    Primary    Purchase                                                                   B           B           B           B           B                                                                                            Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing
8723639922 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Missing Initial Loan Application Test                                                                                        Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Provided Timely
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 of 06/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Application Date.                                                                contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    State Compliance - 10 day grace period less than 15 day minimum per
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   state (NJ).
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8722918690 XXXXXXXXXX XXXXXXXXXX MD    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 06/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8714411362 XXXXXXXXXX XXXXXXXXXX OH    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing                                                                                                     -
                                                                          Debt Consolidation                           contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Final Title                                                                               Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
8713830577 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2008 10/XX/2008   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 10/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      same lender refi
                                                                                                                                                                                                                 Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2008, prior to three (3) business days from transaction date of 10/XX/2008.
8712457677 XXXXXXXXXX XXXXXXXXXX MA    9/XX/2008  8/XX/2008    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - Massachusetts Mortgage Lender and Broker Regulation       Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                                                                                                                 (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker        funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 Regulation:  File does not contain evidence that analysis of borrower's ability  or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 to repay was performed based on verified income, obligations, assets, and/or     Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 employment using PITI payment based on fully indexed rate and fully amortizing   by borrower.
                                                                                                                                                                                                                 payment, if applicable                                                           Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Mortgage Lender and Broker Regulation       State Compliance - Massachusetts Mortgage Lender and Broker Regulation
                                                                                                                                                                                                                 (Funds Not Disbursed per Agreement): Massachusetts Mortgage Lender and Broker    (Funds Not Disbursed per Agreement)
                                                                                                                                                                                                                 Regulations: Lender failed to disburse funds in accordance with the commitment   State Compliance - Massachusetts Mortgage Lender and Broker Regulation
                                                                                                                                                                                                                 or agreement with the borrower.                                                  (Ability to Repay not Verified)
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
8707003012 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            State Compliance - The late charge of the greater of 10% or $40                                                                                   -
                                                                          Debt Consolidation                                                                                                                                                                                                      exceeds the maximum requirement of 6% or $5 for the state of CA.
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing
8702483676 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 06/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8695723521 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2005  2/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 of 06/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
8694743861 XXXXXXXXXX XXXXXXXXXX MA    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
8691964478 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 06/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8691558141 XXXXXXXXXX XXXXXXXXXX UT    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
8690856694 XXXXXXXXXX XXXXXXXXXX OH    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 11/XX/2005 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 06/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
8688608677 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 03/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 02/XX/2008 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 for testing was 09/XX/2007.                                                      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
8685113193 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Note Date of 06/XX/2007 used as Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 disbursement date for compliance testing.                                        Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as          contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8683046357 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2006  12/XX/2005   Primary    Refinance Rate/Term                          File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TIL itemization did not disclose a recording                                                                                 -
                                                                                                                       contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  service fee of $90 as prepaid finance charge.
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      same lender refi
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         Application
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
8682472417 XXXXXXXXXX XXXXXXXXXX MA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
8676697122 XXXXXXXXXX XXXXXXXXXX SC    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Disbursement Date Missing
                                                                                                                       Preliminary or                                                                            of 12/XX/2005 used as disbursement date for compliance testing.                  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Disclosure Not Provided)
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Provided Timely
                                                                                                                                                                                                                 application date of 11/XX/2005 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8671247328 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA Notice of Right to Cancel Expiration Date                                                                               -
                                                                          Debt Consolidation                                                                                                                     Act (HELOC): HELOC Brochure not provided to borrower.                            Prior or equal to Disbursement Date
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
8662246237 XXXXXXXXXX XXXXXXXXXX TX    4/XX/2007  1/XX/2007    Second     Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
                                                               Home
8660196829 XXXXXXXXXX XXXXXXXXXX IN    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            application date of 12/XX/2006 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 for testing was 07/XX/2006.                                                      Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.                                 Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8660075905 XXXXXXXXXX XXXXXXXXXX NM    11/XX/2006 10/XX/2006   Investment Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
8659887459 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2008  1/XX/2008    Primary    Refinance UTD                                File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 02/XX/2008 used as disbursement date for compliance testing.                  State Compliance - 5% late charge exceeds the 2% maximum per state of
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable NY.
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     State Compliance - 10 days grace period is less than the 15 days
                                                                                                                                                                                                                 Application Date.                                                                minimum per state oNYGA.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 01/XX/2008 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 for testing was 08/XX/2007.                                                      Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 period less than minimum per state.                                              Provided Timely
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
8659622345 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 11/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8657324344 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 08/XX/2006 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
8657087517 XXXXXXXXXX XXXXXXXXXX MA    12/XX/2007 11/XX/2007   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 application date of 11/XX/2007 which is X months prior to consummation. A        by borrower.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 06/XX/2007.                                                      Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
8653805162 XXXXXXXXXX XXXXXXXXXX OH    1/XX/2005  12/XX/2004   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
8651840129 XXXXXXXXXX XXXXXXXXXX MA    8/XX/2007  7/XX/2007    UTD        Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA HELOC - Important Terms Disclosure Not                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Provided Timely
                                                                                                                       Preliminary or                                                                            of 08/XX/2007 used as disbursement date for compliance testing.                  State Compliance - Massachusetts Open End Late Charge Percent and
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Amount Testing
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Consummation
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    State Compliance - Massachusetts Open End Late Charge Grace Period
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Testing file of document or worksheet indicating how the lender determined that the home State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Note grace period less than minimum per state.                                   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount     Application
                                                                                                                                                                                                                 Testing: Unable to determine if late charge exceeds state maximum due to missing Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 information.                                                                     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value, lookback was performed to determine this application date.  The final date used  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 for testing was 02/XX/2007.                                                      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.
8651838829 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2008  7/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of account opening.                                                              Application
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
8650799149 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                         File does not                 A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other                                        contain either
                                                                                                                       Preliminary or
                                                                                                                       Final Title
8647078387 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
8646318291 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                         No preliminary                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        or final title                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       in file.                                                                                  of 06/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable State Compliance - 5% late charge exceeds 2% maximum per state (NY).
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 Application Date.                                                                state (NY).
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   same lender refi
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Provided Timely
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 for testing was 12/XX/2006.                                                      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
8645290186 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 of 03/XX/2007 used as disbursement date for compliance testing.                  Business Days From Transaction Date
                                                                                                                                                                                                                 [B] State Compliance - Illinois Late Charge Percent Testing: Note late charge    State Compliance - 6% late charge exceeds 5% in the state of IL.
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Unable to determine if loan is a lookback was performed to determine this application date.  The final date used  same lender refi
                                                                                                                                                                                                                 for testing was 09/XX/2006.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
8640270659 XXXXXXXXXX XXXXXXXXXX AZ    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                         As no value                   B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Debt Consolidation                           provided, all                                                                             to determine compliance with timing requirements due to missing Initial Loan     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       testing was                                                                               Application Date.                                                                contract sales price or original loan amount, whichever applies.
                                                                                                                       performed off                                                                             [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       an original                                                                               Timely: Unable to determine compliance with timing requirements due to missing   same lender refi
                                                                                                                       value of a                                                                                Initial Loan Application Date.                                                   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       contract sales                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                       price or                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       original loan                                                                             application date of 01/XX/2008 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       amount,                                                                                   lookback was performed to determine this application date.  The final date used  Application
                                                                                                                       whichever                                                                                 for testing was 08/XX/2007.                                                      Federal Compliance - Property Type Not Provided
                                                                                                                       applied.                                                                                  [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
8638010512 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 09/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8635386719 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - Important Terms Disclosure Not                                                                                  -
                                                                          Other                                        contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     Provided Timely
                                                                                                                       Preliminary or                                                                            Application Date.                                                                Federal Compliance - RTC form is missing.
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8634858583 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2006 11/XX/2006   Primary    Refinance UTD                                File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       Preliminary or                                                                            of 12/XX/2006 used as disbursement date for compliance testing.                  Business Days From Transaction Date
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application Date.                                                                Application
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Provided Timely
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value, lookback was performed to determine this application date.  The final date used  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 for testing was 06/XX/2006.                                                      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
8631318210 XXXXXXXXXX XXXXXXXXXX UT    4/XX/2007  3/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Federal FACTA Disclosure Timing Test                                                                                         -
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
8628057243 XXXXXXXXXX XXXXXXXXXX NC    3/XX/2001  2/XX/2001    Primary    Refinance UTD                                                              D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Federal Compliance - Notice of Right to Cancel Missing                                                                                 Yes        TR
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable      Federal Compliance - Missing Initial Loan Application No Fees                                                                                     Indeterminable
                                                                                                                                                                                                                 Federal, State or Local compliance testing is unreliable.                        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 of 03/XX/2001 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an         Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 application date of 02/XX/2001 which is X months prior to consummation.  A       Testing
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                 for testing was 09/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8627903548 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
8623098892 XXXXXXXXXX XXXXXXXXXX MA    5/XX/2009  2/XX/2009    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - Massachusetts Mortgage Lender and Broker Regulation       Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                                                                                                                                                                 (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker        by borrower.
                                                                                                                                                                                                                 Regulation:  File does not contain evidence that analysis of borrower's ability  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 to repay was performed based on verified income, obligations, assets, and/or     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 employment using PITI payment based on fully indexed rate and fully amortizing   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 payment, if applicable                                                           Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  or dated by borrower so cannot confirm that borrower received
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         State Compliance - Massachusetts Mortgage Lender and Broker Regulation
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         (Ability to Repay not Verified)
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 by closing.                                                                      Affiliated Business Arrangement Disclosure
8618244210 XXXXXXXXXX XXXXXXXXXX VA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  Act: Notice of Right to Cancel was not provided.                                 Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            State Compliance - 10% late charge exceeds 5% maximum per state of VA.
                                                                                                                                                                                                                 [B] State Compliance - Virginia Late Charge Percent Testing: Note late charge    Miscellaneous Compliance - (Doc Error) Initial GFE not provided exceeds maximum per state.
8616565769 XXXXXXXXXX XXXXXXXXXX IL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 02/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 for testing was 08/XX/2006.                                                      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
8612470380 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Property Type Not Provided
                                                                                                                       Preliminary or                                                                            of 02/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8609501938 XXXXXXXXXX XXXXXXXXXX IN    12/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate           Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8                                                                             -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower.            Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - ARM Disclosure Status Test
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used
                                                                                                                                                                                                                 on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8609287937 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 11/XX/2007 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Non Same Lender Refinance
                                                                                                                                                                                                                 application date of 10/XX/2007 which is X months prior to consummation. A        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   same lender refi
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
8609200251 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 05/XX/2006 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
8607357159 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Unable to determine if late charge exceeds state maximum due to missing          Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            information.                                                                     Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Non Same Lender Refinance
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 of 12/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Application Date.                                                                State Compliance - The greater of $10 or 5% late charge exceeds $5 or
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    6% maximum per state (CA)
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on Non   Application
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of    Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Right to Cancel was not executed on the proper Model Form for a refinance        same lender refi
                                                                                                                                                                                                                 transaction by a creditor that is not considered the original creditor.  The G-7 Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 or H-9 form was used instead of the G-5 form, however, the loan file does not    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 contain evidence that the refinance was by the original creditor.                compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
8604920923 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2006  5/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
8601869332 XXXXXXXXXX XXXXXXXXXX MA    1/XX/2009  12/XX/2008   Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                              -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          required parties
                                                                                                                       Preliminary or                                                                            [B] State Compliance - Massachusetts Mortgage Lender and Broker Regulation       State Compliance - Massachusetts MLBR (Missing Data) Document Type Not
                                                                                                                       Final Title.                                                                              (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker        Provided
                                                                                                                                                                                                                 Regulation:  File does not contain evidence that analysis of borrower's ability  State Compliance - Massachusetts Mortgage Lender and Broker Regulation
                                                                                                                                                                                                                 to repay was performed based on verified income, obligations, assets, and/or     (Ability to Repay not Verified)
                                                                                                                                                                                                                 employment using PITI payment based on fully indexed rate and fully amortizing   Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 payment, if applicable                                                           Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not       Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to
                                                                                                                                                                                                                 determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
8595335273 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
8593372325 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 09/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8593297094 XXXXXXXXXX XXXXXXXXXX IN    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                       Preliminary or                                                                            application date of 07/XX/2005 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8591969545 XXXXXXXXXX XXXXXXXXXX SC    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 12/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Disclosure Not Provided)
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - signature date is missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Required Parties
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   State Compliance - South Carolina Late Charge Amount Testing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date of 11/XX/2007 which is X months prior to consummation. A        same lender refi
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 for testing was 06/XX/2007.                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Provided Timely
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Late Charge Amount Testing: Unable to
                                                                                                                                                                                                                 determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8587217448 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - California Prepayment Penalty: California Prepayment      State Compliance - California Prepayment Penalty                                                                                                  -
                                                                          Other                                                                                                                                  Penalty:  Loan may contain an impermissible prepayment penalty greater than 6    Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 months interest on the amount prepaid in excess of 20% of the original amount,   Provided Timely
                                                                                                                                                                                                                 depending on the lender's license type.                                          Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 [B] State Compliance - California Primary Residence Late Charge Percent Testing: State Compliance - California Primary Residence Late Charge Percent
                                                                                                                                                                                                                 Unable to determine if late charge exceeds state maximum due to missing          Testing
                                                                                                                                                                                                                 information.                                                                     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Application
                                                                                                                                                                                                                 [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
8586737068 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2007 9/XX/2007    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title                                                                               Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 by closing.                                                                      by borrower.
8584743313 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For Fee      Federal Compliance - Final TIL payment stream matches calculated.                                                                      Yes        TR
                                                                          Other                                        contain either                                                                            Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal,   Fees are under disclosed in the amount of $251.31.  Itemization not                                                                               Indeterminable
                                                                                                                       preliminary or                                                                            State or Local compliance testing.                                               provided.  Unable to verify reason for under disclosure of fees.
                                                                                                                       final title.                                                                              [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Federal Compliance - HUD 1 is incomplete, form is cut off under line
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated 1205 and does not show cash to or from borrower.
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
8578786528 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - New York Late Charge Percent Testing                                                                                           -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            State Compliance - New York Late Charge Grace Period Testing
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 for testing was 10/XX/2006.                                                      Application
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 period less than minimum per state.                                              General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 exceeds maximum per state.                                                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
8577314850 XXXXXXXXXX XXXXXXXXXX CT    7/XX/2008  6/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Note Date of 07/XX/2008 used as Business Days From Transaction Date
                                                                                                                                                                                                                 disbursement date for compliance testing.                                        Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Transaction Date
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 06/XX/2008 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2008, prior to three (3) business days from transaction date of 07/XX/2008.
8575370893 XXXXXXXXXX XXXXXXXXXX RI    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing                                                                                                     -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.
8573952433 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                                                                                                   Provided Timely
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                  Business Days From Transaction Date
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                                                                                                  Provided Timely
                                                                                                                                                                                                                                                                                                  Federal Compliance - Right of Cancel was not executed by borrowers
                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                                                                                                  Required Parties
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                                                                                                  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
8573901501 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Payoff Statement Missing                                                                                                     -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 for testing was 04/XX/2006.                                                      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8573019711 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2008  7/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Home Improvement                                                                                                                       Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
8561284221 XXXXXXXXXX XXXXXXXXXX MA    12/XX/2007 12/XX/2007   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disclosed payment on the note does not correspond                                                                            -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  with the loan amount, loan terms and interest rate on the loan.
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Application
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
8559918333 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            by borrower.
                                                                                                                       Preliminary of                                                                            application date of 07/XX/2007 which is X months prior to consummation. A        Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 for testing was 02/XX/2007.                                                      or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Required Parties
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Application Date.                                                                same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
8557722342 XXXXXXXXXX XXXXXXXXXX CO    4/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
8555354571 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
8554501886 XXXXXXXXXX XXXXXXXXXX MA    11/XX/2007 10/XX/2007   UTD        Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                   Yes        TR HUD
                                                                          Other                                        contain either                                                                            For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  same lender refi                                                                                                                                  Deficiency (UAL
                                                                                                                       Preliminary or                                                                            applicable Federal, State or Local compliance testing.                           Federal Compliance - TIL in file indicated to be final, expected                                                                                  State)
                                                                                                                       Final Title.                                                                              [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Required Parties
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                State Compliance - 4% late charge exceeds the 3% maximum per the state
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   of MA
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 application date of 10/XX/2007 which is X months prior to consummation. A        Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Application
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     by borrower.
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Used For Fee Testing
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
8552028880 XXXXXXXXXX XXXXXXXXXX MA    12/XX/2005 12/XX/2005   Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
8551443658 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2006 11/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8548442439 XXXXXXXXXX XXXXXXXXXX NM    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B                                                                                            Federal Compliance - TIL in file is indicated to be final, expected                                                                               -
                                                                          Other                                        contain either                                                                                                                                                             funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                                                                                                             or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title.                                                                                                                                                               Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                                                                                                  Required Parties
                                                                                                                                                                                                                                                                                                  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                                                                                                  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                                                                                                  Closing / Title - TIL appears to be final but not signed nor initialed by borrower.
8546229628 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Federal Compliance - TILA - Final TIL Missing                                                                                          Yes        TR
                                                                          Other                                        contain either                                                                            Missing Final HUD-1.  No document containing fees provided.  Any applicable      Federal Compliance - Notice of Right to Cancel Missing                                                                                            Indeterminable
                                                                                                                       Preliminary or                                                                            Federal, State or Local compliance testing is unreliable.                        Federal Compliance - Missing Initial Loan Application No Fees                                                                                     (UAL State)
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 of 04/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   Testing
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation.  A
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                 for testing was 10/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8545344700 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
8542826572 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 02/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 01/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
8541071994 XXXXXXXXXX XXXXXXXXXX NM    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date by borrower.
                                                                                                                                                                                                                 of 09/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 for testing was 03/XX/2007.                                                      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.   Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
8538432125 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            of 09/XX/2004 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 of account opening.                                                              Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8534472353 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                        contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            practicable time after using credit score.                                       or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 missing information.                                                             contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission by borrower.
                                                                                                                                                                                                                 timing requirements.                                                             Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
8531238021 XXXXXXXXXX XXXXXXXXXX NH    2/XX/2006  1/XX/2006    Investment Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                                                                                                   Federal Compliance - FACTA Disclosure Missing
8530632976 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Notice of Right to Cancel Missing                                                                                            Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                       Final Title                                                                               [B] Miscellaneous Compliance - Prepayment Penalty Discrepancy: Final TIL / CD    Miscellaneous Compliance - Prepayment Penalty Discrepancy
                                                                                                                                                                                                                 indicates loan has PPP, however file does not contain prepayment penalty         State Compliance - 10% late charge exceeds 5% maximum per state NJ addendum. Missing prepay data may result in invalid high cost, FNMA, and/or QM points and fees findings.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8529604350 XXXXXXXXXX XXXXXXXXXX RI    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices     Federal Compliance - TIL in file indicated to be final, expected                                                                                  State - NC
                                                                          Other                                        contain either                                                                            Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: funding date same as disbursement and/or not date but is not signed or
                                                                                                                       Preliminary or                                                                            Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not      dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title.                                                                              provided.                                                                        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [C] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File):  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Rhode Island Home Loan:  Loan file did not contain record(s) documenting         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 high-cost home loan analysis.                                                    Application
                                                                                                                                                                                                                 [C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan:           same lender refi
                                                                                                                                                                                                                 Prohibited Acts and Practices Regarding Home Loans disclosure not provided.      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [C] State Compliance - (Missing Data) Last Transaction Date: Last Transaction    Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Date Missing.  Unable to conclusively determine if loan is subject to Rhode      Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Island Tangible Net Benefit                                                      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 practicable time after using credit score.                                       Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   by borrower.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - (Missing Data) Last Transaction Date
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        State Compliance - Rhode Island Home Loan (Prohibited Acts and
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Practices Regarding Home Loans Disclosure Not Provided)
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    State Compliance - Rhode Island Home Loan (High Cost Analysis Not In
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  File)
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        State Compliance - Rhode Island Home Loan (Prohibited Acts and
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Practices Regarding High-Cost Home Loans Disclosure Not Provided)
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
8527437372 XXXXXXXXXX XXXXXXXXXX AZ    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 11/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 10/XX/2005 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.
8525834413 XXXXXXXXXX XXXXXXXXXX AR    1/XX/2007  1/XX/2007    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                       contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       preliminary or                                                                            application date of 01/XX/2007 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                       final title.                                                                              lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8524137766 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2007  3/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Federal FACTA Disclosure Timing Test                                                                                         -
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
8523953607 XXXXXXXXXX XXXXXXXXXX CT    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            application date of 09/XX/2004 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 for testing was 04/XX/2004.                                                      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    same lender refi
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 if correct TILA rescission form was used.
8517803543 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 02/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
8517181391 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate      Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Other                                                                                                                                  disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Required Parties
                                                                                                                                                                                                                 provided to the borrower.                                                        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Non Same Lender Refinance
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 of 01/XX/2006 used as disbursement date for compliance testing.                  Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - CHARM Booklet Disclosure Status
                                                                                                                                                                                                                 application date of 12/XX/2005 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8512653727 XXXXXXXXXX XXXXXXXXXX SD    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an
                                                                                                                       Preliminary or                                                                            application date of 09/XX/2007 which is X months prior to consummation. A
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
8507406062 XXXXXXXXXX XXXXXXXXXX MA    4/XX/2004  3/XX/2004    UTD        UTD UTD                                      File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            of 04/XX/2004 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 application date of 03/XX/2004 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8505676190 XXXXXXXXXX XXXXXXXXXX TX    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
8502098273 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2005  5/XX/2005    UTD        UTD UTD                                                                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA HELOC - Credit Agreement Missing                                                                                        -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 of 06/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test   Provided Timely
                                                                                                                                                                                                                 HELOC Agreement due to missing information.                                      Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Provided Timely
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Application Date.                                                                Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8502088354 XXXXXXXXXX XXXXXXXXXX CT    10/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other
8500533475 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
8497840205 XXXXXXXXXX XXXXXXXXXX CT    2/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 02/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
8491152147 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Notice of Right to Cancel Missing                 REVIEWER - GENERAL                                              Yes        TR
                                                                          Other                                        contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   State Compliance - The greater of $10 or 5% late charge exceeds 2%     COMMENT (2019-07-09):                                                      Indeterminable
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  maximum per state (NY)                                                 None of the documents or
                                                                                                                       Final Title.                                                                              fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     State Compliance - 10 day grace period less than 15 day minimum per    information received are
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        state (NY)                                                             sufficient to clear any
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - Missing Initial Loan Application No Fees          of the exceptions, issue
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Federal Compliance - Disbursement Date Missing                         remains.
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                 disclosure requirements.                                                         General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 of 10/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   Not Provided
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation.  A
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                 for testing was 04/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8489754576 XXXXXXXXXX XXXXXXXXXX CO    12/XX/2006 11/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8484776680 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2007  12/XX/2006   Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                        Security                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        Instrument is                                                                                            lookback was performed to determine this application date.
                                                                                                        not on a                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                        FNMA/FHLMC
                                                                                                        form and does
                                                                                                        not contain
                                                                                                        the following
                                                                                                        clauses:: ___
8481605526 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 of 10/XX/2007 used as disbursement date for compliance testing.                  same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 lender refi: Original Lender was not able to be determined. Unable to determine  Business Days From Transaction Date
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
8480703116 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Disbursement Date Missing
                                                                                                                       Preliminary or                                                                            of 01/XX/2006 used as disbursement date for compliance testing.                  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8480625902 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 06/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Application
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
8477907020 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Application
                                                                                                                                                                                                                 [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Provided Timely
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
8473724966 XXXXXXXXXX XXXXXXXXXX SC    3/XX/2007  3/XX/2007    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                       contain either                                                                            Provided): South Carolina Home Loan: Borrower not provided with a document       funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            specifying the agency designated to receive complaints or inquiries about the    or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title.                                                                              origination and making of the loan.                                              Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   Disclosure Not Provided)
                                                                                                                                                                                                                 by closing.                                                                      Closing / Title - TIL appears to be final but not signed nor initialed by borrower.
8470877258 XXXXXXXXXX XXXXXXXXXX AL    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 05/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8466232464 XXXXXXXXXX XXXXXXXXXX NC    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Right of Rescission Timing - Receipt Date Missing                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Note Date of 11/XX/2007 used as Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Preliminary or                                                                            disbursement date for compliance testing.                                        same lender refi
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably by borrower
                                                                                                                                                                                                                 practicable time after using credit score.                                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 10/XX/2007 which is X months prior to consummation. A        Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    or dated by borrower so cannot confirm that borrower received lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Transaction Date
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 missing information.                                                             Application
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as          Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 date used as transaction date for purposes of determining compliance with        Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
8458672669 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2007  8/XX/2007    Primary    Purchase                                     File does not                 D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Federal Compliance - RESPA Disclosure - Affiliated Business                                                                            Yes        TR HUD
                                                                                                                       contain either                                                                            For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                     Deficiency
                                                                                                                       Preliminary or                                                                            applicable Federal, State or Local compliance testing.                           Application
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A        Closing / Title - TIL in file indicated to be final, but is not signed lookback was performed to determine this application date.  The final date used  or dated by borrower.
                                                                                                                                                                                                                 for testing was 03/XX/2007.                                                      Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Used For Fee Testing
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
8457942311 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a lookback was performed to determine this application date.  The final date used  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 for testing was 05/XX/2006.                                                      Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.                                 Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8457921819 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 07/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
8457657138 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Non Same Lender Refinance
                                                                                                                                                                                                                 of 04/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Business Days From Transaction Date
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 practicable time after using credit score.                                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        same lender refi
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
8452469087 XXXXXXXXXX XXXXXXXXXX GA    12/XX/2006 11/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8447496880 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Missing Initial Loan Application Test                                                                                        Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date of 02/XX/2006 which is X months prior to consummation. A        same lender refi
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 for testing was 09/XX/2005.                                                      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  State Compliance - 10 day grace period does not meet the 15 day
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        minimum per state (NJ)
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
8446842687 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 05/XX/2006 which is X months prior to consummation. A        State Compliance - PPP Expired. Prepayment charge not allowed per lookback was performed to determine this application date.  The final date used  state (NY) - no prepayment penalty permissible on junior lien - note
                                                                                                                                                                                                                 for testing was 12/XX/2005.                                                      states if amount paid in excess of 20% then 6 months advance interest
                                                                                                                                                                                                                 [B] State Compliance - New York Prepayment Penalty Junior Lien: New York         charged. XXXX.
                                                                                                                                                                                                                 Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 loan; however Note or Prepay Addendum provides specific language that prepay     Miscellaneous Compliance - (Doc Error) Initial GFE not provided will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8444544917 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
8441638570 XXXXXXXXXX XXXXXXXXXX MI    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable   State Compliance - PPP Expired - Lender N.A.                                                                                                      -
                                                                          Other                                                                                                                                  to determine if late charge exceeds state maximum due to missing information.    State Compliance - Michigan Late Charge Percent and Amount Testing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003.
8441620723 XXXXXXXXXX XXXXXXXXXX MD    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Erroneous under disclosure due to DSI.                                                                                       -
                                                                          Other                                        contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                       Preliminary or                                                                            practicable time after using credit score.                                       by borrower
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 for testing was 09/XX/2006.                                                      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Application
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Application Date.                                                                compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
8438704638 XXXXXXXXXX XXXXXXXXXX AZ    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - TILA Notice of Right to Cancel Expiration Date                                                                               -
                                                                          Debt Consolidation                                                                                                                     Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Prior or equal to Disbursement Date
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Business Days From Transaction Date
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 of account opening.                                                              Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Application
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 to borrower at time of account opening.                                          same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Provided Timely
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
8438568903 XXXXXXXXXX XXXXXXXXXX WA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
8437985818 XXXXXXXXXX XXXXXXXXXX IN    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                                                                                                                     lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi if correct TILA rescission form was used.
8432054774 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Right of Rescission Timing - Note Date used as                                                                               -
                                                                          Debt Consolidation                           contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Transaction Date
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
8428262104 XXXXXXXXXX XXXXXXXXXX MA    3/XX/2004  2/XX/2004    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            Act (HELOC): HELOC Brochure not provided to borrower.                            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                              in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 02/XX/2004 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8424293992 XXXXXXXXXX XXXXXXXXXX CT    9/XX/2006  8/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
8424144646 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure.                          Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
8423170954 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                                                                                                   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
8422608529 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Business Days From Transaction Date: Truth in Lending Act:  Subject loan         Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            transaction disbursed on 10/XX/2006, prior to three (3) business days from
                                                                                                                       Final Title.                                                                              transaction date of 10/XX/2006.
8421584546 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                          File does not                 B           B           B           B           B           [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - Payoff Statement Missing                                                                                                     -
                                                                                                                       contain either                                                                            Unable to determine if a prepayment penalty was included in the pay-off which
                                                                                                                       Preliminary or                                                                            may impact high cost findings.
                                                                                                                       Final Title.
8413536741 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2005  8/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing                                                                                                     -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.
8411875056 XXXXXXXXXX XXXXXXXXXX CO    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 05/XX/2005 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 05/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
8411183630 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 of 12/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8408725550 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2006  6/XX/2006    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        Security                                                                                                 application date of 06/XX/2006 which is X months prior to consummation. A
                                                                                                        Instrument is                                                                                            lookback was performed to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC
                                                                                                        form and does
                                                                                                        not contain
                                                                                                        the following
                                                                                                        clauses:: ___
8404997613 XXXXXXXXXX XXXXXXXXXX MA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 03/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - RTC provided, not signed
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 practicable time after using credit score.                                       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home Required Parties
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              State Compliance - Massachusetts Open End Late Charge Grace Period
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  Testing
                                                                                                                                                                                                                 Note grace period less than minimum per state.                                   State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 02/XX/2006 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     same lender refi
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8404851354 XXXXXXXXXX XXXXXXXXXX MA    9/XX/2009  4/XX/2009    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] State Compliance - Massachusetts Mortgage Lender and Broker Regulation       Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                       contain either                                                                            (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker        funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            Regulation:  File does not contain evidence that analysis of borrower's ability  or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title.                                                                              to repay was performed based on verified income, obligations, assets, and/or     State Compliance - Massachusetts MLBR (Missing Data) Document Type Not
                                                                                                                                                                                                                 employment using PITI payment based on fully indexed rate and fully amortizing   Provided
                                                                                                                                                                                                                 payment, if applicable                                                           State Compliance - Massachusetts Mortgage Lender and Broker Regulation
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not       (Ability to Repay not Verified)
                                                                                                                                                                                                                 Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to       Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 determine if the borrower was required to provide a signed statement disclosing  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 their income due to missing document type.                                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Miscellaneous Compliance - Initial TIL not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   by borrower.
                                                                                                                                                                                                                 by closing.
8404360488 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
8402085144 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Federal Compliance - Right of Rescission Timing - Note Date used as lookback was performed to determine this application date.  The final date used  Transaction Date
                                                                                                                                                                                                                 for testing was 02/XX/2006.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as          Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8399860178 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                          -
                                                                          Other                                                                                                                                  Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.
8397904753 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8388631670 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2006  8/XX/2006    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                       contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                       Preliminary or                                                                            application date of 08/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8388167754 XXXXXXXXXX XXXXXXXXXX NV    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 01/XX/2007 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Consummation
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
8378737986 XXXXXXXXXX XXXXXXXXXX MA    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B                                                                                            State Compliance - Massachusetts Home Loan - Borrower's Interest                                                                                  -
                                                                                                                                                                                                                                                                                                  Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                                                                                                  Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
8373342967 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] State Compliance - California Prepayment Penalty: California Prepayment      State Compliance - California Prepayment Penalty                                                                                                  -
                                                                                                                                                                                                                 Penalty:  Loan may contain an impermissible prepayment penalty greater than 6    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 months interest on the amount prepaid in excess of 20% of the original amount,   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 depending on the lender's license type.                                          Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
8372270242 XXXXXXXXXX XXXXXXXXXX MD    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 06/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8371458152 XXXXXXXXXX XXXXXXXXXX VA    8/XX/2008  7/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                        Security                                                                                                 of 08/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                        FNMA/FHLMC                                                                                               application date of 07/XX/2008 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        not contain                                                                                              [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                        the following                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        clauses:: ___                                                                                            if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 missing information.                                                             compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2008, prior to three (3) business days from transaction date of 08/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8369943878 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            of 04/XX/2008 used as disbursement date for compliance testing.                  or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Business Days From Transaction Date
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 03/XX/2008 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 for testing was 10/XX/2007.                                                      same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 missing information.                                                             by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
8366164658 XXXXXXXXXX XXXXXXXXXX MN    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8                                                                             -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)
                                                                                                                                                                                                                 of 12/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Business Days From Transaction Date
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used
                                                                                                                                                                                                                 on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8365051267 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 12/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Application
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Provided Timely
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 11/XX/2007 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 for testing was 06/XX/2007.                                                      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
8364556375 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   General Appraisal Requirements - Due to lack of appraised value,                                                                       Yes        TR
                                                                          Other                                        contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   compliance tests requiring an LTV were run off an assumed value of a                                                                              Indeterminable
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  contract sales price or original loan amount, whichever applies.                                                                                  (UAL State)
                                                                                                                       Final Title.                                                                              fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                 grace period less than 15 days.                                                  State Compliance - 10 day grace period does not meet the 15 day
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  minimum per state (NJ)
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       Not Provided
                                                                                                                                                                                                                 disclosure requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8363282929 XXXXXXXXXX XXXXXXXXXX WA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Non Same Lender Refinance
                                                                                                                                                                                                                 of 02/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - Washington Prepayment Penalty Junior Lien
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                 executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
                                                                                                                                                                                                                 [B] State Compliance - Washington Prepayment Penalty Junior Lien: Washington
                                                                                                                                                                                                                 Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan under the Consumer Loan Act.
8360122563 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                        Security                                                                                                 of 03/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        FNMA/FHLMC                                                                                               application date of 02/XX/2007 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.                       Application
                                                                                                        not contain                                                                                              [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Payoff Statement Missing
                                                                                                        the following                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        clauses:: ___                                                                                            if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 may impact high cost findings.                                                   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8359640827 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2007  3/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
8358449870 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of 07/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
8356346149 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Purchase                                                                   D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Federal Compliance - TILA - Final TIL Missing                                                                                          Yes        TR
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable      Federal Compliance - Missing Initial Loan Application No Fees                                                                                     Indeterminable
                                                                                                                                                                                                                 Federal, State or Local compliance testing is unreliable.                        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 of 01/XX/2007 used as disbursement date for compliance testing.                  Testing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation.  A
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                 for testing was 07/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8353004853 XXXXXXXXXX XXXXXXXXXX MA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   State Compliance - 5% late charge exceeds 3% maximum late charge per                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date state of MA.
                                                                                                                       Preliminary or                                                                            of 07/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Provided Timely
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    State Compliance - 10 day grace period is less than 15 day minimum
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  grace period per state of MA.
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Note grace period less than minimum per state.                                   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8352762983 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2004 9/XX/2004    Primary    Refinance UTD                                File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA HELOC - Important Terms Disclosure Not                                                                                  -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Provided Timely
                                                                                                                       Preliminary or                                                                            of 10/XX/2004 used as disbursement date for compliance testing.                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Business Days From Transaction Date
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Application
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 09/XX/2004 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 for testing was 04/XX/2004.                                                      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    compliance tests requiring an LTV were run off an assumed value of a lender refi: Original Lender was not able to be determined. Unable to determine  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004.
8350466893 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [B] Closing /  File does not                 B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    State Compliance - 4% late charge exceeds 3% maximum per state (MA)                                                                               -
                                                                          Debt Consolidation            Title -        contain either                                                                            Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                        Security       Preliminary or                                                                            file of document or worksheet indicating how the lender determined that the home Tangible Net Benefit Worksheet Not in File
                                                                                                        Instrument is  Final Title                                                                               loan is in the borrower's interest.                                              Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC                                                                                               charge exceeds maximum per state.                                                Application
                                                                                                        form and does                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Payoff Statement Missing
                                                                                                        not contain                                                                                              application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        the following                                                                                            application date of 09/XX/2006 which is X months prior to consummation. A        same lender refi
                                                                                                        clauses:: ___                                                                                            lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 04/XX/2006.                                                      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
8350102592 XXXXXXXXXX XXXXXXXXXX MA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  State Compliance - Massachusetts Home Loan - Borrower's Interest                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
8348898693 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2006  5/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
8343129730 XXXXXXXXXX XXXXXXXXXX GA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing                                                                                                     -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8339031712 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2005 8/XX/2005    Primary    Purchase                                                                   D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee      Federal Compliance - Disbursement Date Missing                         REVIEWER - GENERAL       GENERAL COMMENT                        Yes        TR
                                                                                                                                                                                                                 Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal,  Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For    COMMENT (2019-09-18):    (2019-09-18): Unable to                           Indeterminable
                                                                                                                                                                                                                 State or Local compliance testing.                                               Fee Testing                                                            Unable to procure.       procure.
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:                                                                          SELLER - GENERAL COMMENT
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date                                                                        (2019-09-18): Unable to
                                                                                                                                                                                                                 of 12/XX/2005 used as disbursement date for compliance testing.                                                                                         procure.
8335272404 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
8335169594 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
8333853970 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            of 07/XX/2007 used as disbursement date for compliance testing.                  or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Required Parties
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Business Days From Transaction Date
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 exceeds maximum per state.                                                       State Compliance - Late charge not allowed per state (NY) - max late
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   charge for NY is 2% - note states 4%
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Application
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 missing information.                                                             compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 timing requirements.                                                             by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
8333025322 XXXXXXXXXX XXXXXXXXXX OK    7/XX/2004  4/XX/2004    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
8330728927 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            application date of 05/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 12/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8325980663 XXXXXXXXXX XXXXXXXXXX AZ    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - TILA HELOC - Billing Rights Disclosure Not        REVIEWER - GENERAL                                              Yes        TR
                                                                          Other                                                                                                                                  Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Provided Timely                                                        COMMENT (2019-01-11):                                                      Indeterminable
                                                                                                                                                                                                                 Account Opening not in file. Unable to validate accuracy of and compliance with  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely   HELOC Agreement does not
                                                                                                                                                                                                                 fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     General Appraisal Requirements - Due to lack of appraised value,       include Costs and Fees
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        compliance tests requiring an LTV were run off an assumed value of a   at Account opening.
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  contract sales price or original loan amount, whichever applies.       Condition remains.
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Federal Compliance - missing
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 disclosure requirements.                                                         Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 of 09/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Not Provided of account opening.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation.  A
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                 for testing was 03/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8324101239 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2005  2/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Federal Compliance - Closing instructions did not reflect $175                                                                                    -
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated Attorney Fees in the prepaid finance charges.
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
8323352812 XXXXXXXXXX XXXXXXXXXX NM    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                              -
                                                                          Other                                                                                                                                                                                                                   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                  Business Days From Transaction Date
                                                                                                                                                                                                                                                                                                  Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                                                                                                  Title / Lien Defect - Lien is a 2nd and is entered as such.
8321549361 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2007 11/XX/2007   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing                                                                                                     -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Consummation
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Closing / Title - TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   date same as disbursement and/or note date but is not signed or dated
                                                                                                                                                                                                                 by closing.                                                                      by borrower so cannot confirm that borrower received.
8319364575 XXXXXXXXXX XXXXXXXXXX MD    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  State Compliance - 10% late charge exceeds 5% maximum for MD
                                                                                                                                                                                                                 for testing was 08/XX/2006.                                                      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8314745543 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
8314671670 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2003  1/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                                                                                                                                 of 02/XX/2003 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 01/XX/2003 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2003, prior to three (3) business days from transaction date of 02/XX/2003.
8310983990 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - New York Prepayment Penalty Junior Lien: New York         State Compliance - PPP Expired. Prepayment charge not allowed per                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien     state (NY) - max prepayment charge for NY junior lien is 0% -
                                                                                                                                                                                                                 loan; however Note or Prepay Addendum provides specific language that prepay     prepayment addendum indicates 6 months interest
                                                                                                                                                                                                                 will not exceed maximum permitted by applicable law.                              for 12 months. Lender is XXXX
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
8307197126 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Business Days From Transaction Date
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Application
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
8304996143 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Payoff Statement Missing                                                                                                     -
                                                                          Debt Consolidation                           contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.                                        same lender refi
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
8304247809 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 10/XX/2007   Primary    Refinance UTD                                File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 11/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Provided Timely
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Application
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 10/XX/2007 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 for testing was 05/XX/2007.                                                      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    compliance tests requiring an LTV were run off an assumed value of a lender refi: Original Lender was not able to be determined. Unable to determine  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
8301349515 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Notice of Right to Cancel Expiration Date                                                                               -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Note Date of 08/XX/2006 used as Prior or equal to Disbursement Date
                                                                                                                                                                                                                 disbursement date for compliance testing.                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 for testing was 02/XX/2006.                                                      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Miscellaneous Compliance - (Doc Error) Initial GFE not provided missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
8299092649 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Act (HELOC): HELOC Brochure not provided to borrower.                            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
8291518188 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8                                                                             -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)
                                                                                                                                                                                                                 [B] State Compliance - Illinois Late Charge Percent Testing: Note late charge    State Compliance - 10% late charge exceeds 5% maximum per state (IL).
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 applicant within three (3) business days of application.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used
                                                                                                                                                                                                                 on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
8290470706 XXXXXXXXXX XXXXXXXXXX RI    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                                                        C           C           C           C           C           [C] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not Miscellaneous Compliance - Unable to determine the # of units,                                                                                    State - NC
                                                                                                                                                                                                                 in File - Unable to Determined if Bona Fide): Rhode Island Home Loan: No         compliance results were generated using a defaulted value.
                                                                                                                                                                                                                 documentation in loan file to confirm third party fees listed on the HUD-1.      Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - Rhode Island Home Loan (Invoices for Third Party
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Fees Not in File - Unable to Determined if Bona Fide)
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Miscellaneous Compliance - Unable to determine the # of units, compliance results were generated using a defaulted value.: Valuation Type: Stated /
                                                                                                                                                                                                                 Valuation Report Date: 02/13/2007
8285573642 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of 05/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
8282259189 XXXXXXXXXX XXXXXXXXXX NV    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 08/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 07/XX/2005 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
8281707230 XXXXXXXXXX XXXXXXXXXX TX    12/XX/2006 11/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8276453250 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Missing Initial Loan Application No Fees                                                                          Yes        TR
                                                                          Other                                        contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement                                                                              Indeterminable
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title.                                                                              fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     State Compliance - 5% late charge exceeds 2% maximum per state (NY).
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        State Compliance - 10 day grace period does not meet 15 day minimum
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  per state (NY).
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 disclosure requirements.                                                         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 of 05/XX/2006 used as disbursement date for compliance testing.                  Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8272082266 XXXXXXXXXX XXXXXXXXXX IN    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
8268917416 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8267856680 XXXXXXXXXX XXXXXXXXXX GA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - FACTA Disclosure Missing
                                                                                                                       Final Title                                                                               application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Application
                                                                                                                                                                                                                 for testing was 01/XX/2007.                                                      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    same lender refi
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Consummation
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 missing information.                                                             by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
8265088110 XXXXXXXXXX XXXXXXXXXX IL    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                          File does not                 B           B           B           B           B           [B] State Compliance - Illinois Late Charge Percent Testing: Note late charge    Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                       contain either                                                                            exceeds maximum per state.                                                       Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - 10% late charge exceeds 5% maximum per state (IL).
                                                                                                                       final title.                                                                              application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8262505986 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2008  1/XX/2008    Primary    Refinance UTD                                File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Preliminary or                                                                            of 02/XX/2008 used as disbursement date for compliance testing.                  Provided Timely
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Business Days From Transaction Date
                                                                                                                                                                                                                 of account opening.                                                              State Compliance - 5% late charge exceeds the 2% maximum per state of
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     NY.
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   State Compliance - 10 days grace period is less than the 15 days
                                                                                                                                                                                                                 to borrower at time of account opening.                                          minimum per state of NY.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Application Date.                                                                same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Provided Timely
                                                                                                                                                                                                                 application date of 01/XX/2008 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 for testing was 08/XX/2007.                                                      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
8261655199 XXXXXXXXXX XXXXXXXXXX SC    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     State Compliance - South Carolina Home Loan (Complaint Agency                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Disclosure Not Provided)
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
8261232636 XXXXXXXXXX XXXXXXXXXX NM    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Payoff Statement Missing                                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 for testing was 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
8261032451 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Federal FACTA Disclosure Timing Test                                                                                         -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Note Date of 11/XX/2006 used as Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Preliminary or                                                                            disbursement date for compliance testing.                                        funding date same as disbursement and/or note date but is not signed
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 practicable time after using credit score.                                       Prior or equal to Disbursement Date
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Business Days From Transaction Date
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 for testing was 05/XX/2006.                                                      Transaction Date
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    State Compliance - 4% late charge exceeds the 2% maximum per state of
                                                                                                                                                                                                                 exceeds maximum per state.                                                       NY.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  same lender refi
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 missing information.                                                             Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as          by borrower.
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
8260937765 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [C]                                          D           D           D           D           D                                                                                            Closing / Title - Missing Document: Note - Subject Lien not provided                                                                   Yes        TR Note
                                                                          Debt Consolidation            Application /                                                                                                                                                                                                                                                                                                                               Deficiency (UAL
                                                                                                        Processing -                                                                                                                                                                                                                                                                                                                                State)
                                                                                                        FEMA Disaster
                                                                                                        Issue:
                                                                                                        Property is
                                                                                                        located in a
                                                                                                        FEMA Disaster
                                                                                                        area and has
                                                                                                        not been
                                                                                                        inspected.:
                                                                                                        FEMA Disaster
                                                                                                        Date:  ___
                                                                                                        [B] Closing /
                                                                                                        Title -
                                                                                                        Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC
                                                                                                        form and does
                                                                                                        not contain
                                                                                                        the following
                                                                                                        clauses:: ___
8259535254 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2008  1/XX/2008    UTD        Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 02/XX/2008 used as disbursement date for compliance testing.                  State Compliance - Late charge of 5% exceeds the 2% maximum per the
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   state of NY
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - Minimum grace period for NY is 15 days - note
                                                                                                                                                                                                                 application date of 01/XX/2008 which is X months prior to consummation. A        states 10 days.
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 period less than minimum per state.                                              Application
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    same lender refi
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 testing may be impacted.                                                         results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
8252486406 XXXXXXXXXX XXXXXXXXXX NE    7/XX/2002  6/XX/2002    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 of 07/XX/2002 used as disbursement date for compliance testing.                  same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Business Days From Transaction Date
                                                                                                                                                                                                                 application date of 06/XX/2002 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2002, prior to three (3) business days from transaction date of 07/XX/2002.
8242761097 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Notice of Right to Cancel Missing                                                                                 No         TNR Testing Not
                                                                          Other                                        contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Federal Compliance - Property Type Not Provided                                                                                                   Required
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                       Final Title.                                                                              fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  General Appraisal Requirements - Due to lack of appraised value, in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 disclosure requirements.                                                         Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Not Provided
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8242706943 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2013  6/XX/2013    Primary    Refinance Rate/Term                                                        D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Federal Compliance - FACTA Disclosure Missing                          REVIEWER - GENERAL       GENERAL COMMENT                        Yes        TR HUD
                                                                                                                                                                                                                 For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  Miscellaneous Compliance - (Doc Error) Initial GFE not provided        COMMENT (2019-09-18):    (2019-09-18): HUD                                 Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.                           Federal Compliance - TILA Notice of Right to Cancel Expiration Date    HUD provided with        provided with trailing
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Prior or equal to Disbursement Date                                    trailing documents was   documents was not signed
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on not signed or certified  or certified as final.
                                                                                                                                                                                                                 of 07/XX/2013 used as disbursement date for compliance testing.                  Non Same Lender Refinance                                              as final.
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3   SELLER - GENERAL COMMENT
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Business Days From Transaction Date                                    (2019-09-18): HUD
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3      provided with trailing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Business Days of Application                                           documents was not signed
                                                                                                                                                                                                                 application date of 06/XX/2013 which is X months prior to consummation. A        Federal Compliance - RESPA -  Initial GFE Missing                      or certified as final.
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Application
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   same lender refi
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not    Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 provided to Borrower(s).                                                         Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Used For Fee Testing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2013, prior to three (3) business days from transaction date of 07/XX/2013.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                 [B] Federal Compliance - TIL-MDIA - Initial TIL Not Provided within 3 Business
                                                                                                                                                                                                                 Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
8236710524 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                       Preliminary or                                                                            application date of 07/XX/2007 which is X months prior to consummation. A        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.                       Business Days From Transaction Date
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 period less than minimum per state.                                              State Compliance - New York Late Charge Grace Period Testing
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 testing may be impacted.                                                         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
8234099564 XXXXXXXXXX XXXXXXXXXX NV    8/XX/2006  7/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8223094889 XXXXXXXXXX XXXXXXXXXX MA    8/XX/2003  7/XX/2003    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain                                                                                                                                                                    Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                                                                                                             Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                                                                                                               Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                                                                                                  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                                                                                                  Provided Timely
                                                                                                                                                                                                                                                                                                  General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
8221279620 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 11/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Non Same Lender Refinance
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 10/XX/2007 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    State Compliance - Late charge not allowed per state (NY) - max late
                                                                                                                                                                                                                 exceeds maximum per state.                                                       charge is 2% - note states 4%.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   same lender refi
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 missing information.                                                             compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8216683440 XXXXXXXXXX XXXXXXXXXX WI    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
8213705000 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 06/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8212468099 XXXXXXXXXX XXXXXXXXXX UT    9/XX/2006  8/XX/2006    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                        Security                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                        Instrument is                                                                                            lookback was performed to determine this application date.  The final date used
                                                                                                        not on a                                                                                                 for testing was 03/XX/2006.
                                                                                                        FNMA/FHLMC                                                                                               [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                        form and does
                                                                                                        not contain
                                                                                                        the following
                                                                                                        clauses:: ___
8212106308 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Notice of Right to Cancel Missing                                                                                 Yes        TR
                                                                          Other                                        contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   State Compliance - 10 day grace period less than 15 day minimum per                                                                               Indeterminable
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  state (MA)                                                                                                                                        (UAL State)
                                                                                                                       Final Title                                                                               fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                 disclosure requirements.                                                         General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 of 10/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Not Provided
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:
                                                                                                                                                                                                                 Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8210111269 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Arrangement Disclosure Missing
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Unable to determine if loan is a lookback was performed to determine this application date.  The final date used  same lender refi
                                                                                                                                                                                                                 for testing was 02/XX/2006.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
8203229030 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 11/XX/2004 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Provided Timely
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   same lender refi
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2004, prior to three (3) business days from transaction date of 11/XX/2004.
8192890161 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate           Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                                                                                                                                                                 disclosure: ARM loan program disclosure not provided to the borrower.            Non Same Lender Refinance
                                                                                                                                                                                                                 [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   same lender refi
                                                                                                                                                                                                                 provided to the borrower.                                                        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 07/XX/2007 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - CHARM Booklet Disclosure Status
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - ARM Disclosure Status Test
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Required Parties
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 may impact high cost findings.                                                   Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8191322995 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                        contain                                                                                   lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                       Preliminary of                                                                            if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Application
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
8191298333 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Unable to determine under disclosure due to
                                                                                                                       Preliminary or                                                                            application date of 11/XX/2006 which is X months prior to consummation. A        missing Itemization of Amount Financed.
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 for testing was 06/XX/2006.                                                      same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
8189226352 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  to determine compliance with timing requirements due to missing Initial Loan     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application Date.                                                                Application
                                                                                                                                                                                                                 [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing    Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
8186430861 XXXXXXXXXX XXXXXXXXXX NC    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            of 02/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date of 01/XX/2005 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 for testing was 08/XX/2004.                                                      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8181120187 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2007  7/XX/2007    Primary    Purchase                                     File does not                 A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                                                                       contain either
                                                                                                                       Preliminary or
                                                                                                                       Final Title.
8178940400 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                           contain either                                                                            Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                       Final Title                                                                               applicant within three (3) business days of application.
8178737801 XXXXXXXXXX XXXXXXXXXX MO    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       preliminary or                                                                            application date of 08/XX/2006 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       final title.                                                                              lookback was performed to determine this application date.  The final date used  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 for testing was 03/XX/2006.                                                      Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.                                 Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8178707865 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Notice of Right to Cancel Missing                                                                                            Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Federal Compliance - Property Type Not Provided
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 of 08/XX/2007 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - 10 day grace period is less than the 15 day minimum
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        per state (NJ).
                                                                                                                                                                                                                 lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8173352630 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2007  8/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A        or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 for testing was 03/XX/2007.                                                      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Application
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   by borrower.
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
8170987940 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2005  8/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.                                       Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
8170804352 XXXXXXXXXX XXXXXXXXXX MA    6/XX/2009  4/XX/2009    Primary    Purchase                                                                   B           B           B           B           B                                                                                            Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                                                                                                                                                                                                  funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                  State Compliance - Massachusetts Mortgage Lender and Broker Regulation
                                                                                                                                                                                                                                                                                                  (Ability to Repay not Verified)
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                                                                                                  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                                                                                                  Closing / Title - TIL appears to be final but not signed nor initialed by borrower.
8169619979 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
8167916957 XXXXXXXXXX XXXXXXXXXX MA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                         File is                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        missing both                                                                              Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary                                                                               of 03/XX/2007 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                       and Final                                                                                 [B] State Compliance - Massachusetts Late Charge Grace Period Testing: Note      Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       Title.                                                                                    grace period less than minimum per state.                                        Business Days From Transaction Date
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      State Compliance - 5% late charge exceeds 3% maximum per state (MA)
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                State Compliance - 11 day Grace period is less than 15 day minimum per
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   state (MA).
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Application
                                                                                                                                                                                                                 for testing was 09/XX/2006.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Miscellaneous Compliance - (Doc Error) Initial GFE not provided determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
8165776725 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                        contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title.                                                                              lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all   Closing / Title - TIL appears to be final but not signed nor initialed parties whose ownership interest is or will be subject to the security interest. by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
8161919223 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                         File does  not                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       preliminary or                                                                            application date of 04/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       final title.                                                                              lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 11/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8160225802 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2006  7/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        State Compliance - PPP Expired. Prepayment charge not allowed on                                                                                  -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          second mortgage per state {NY) - note states 6 months interest on 80%
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   of the original UPB. Lender is XXXX.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Application
                                                                                                                                                                                                                 for testing was 02/XX/2006.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] State Compliance - New York Prepayment Penalty Junior Lien: New York         Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
8159969377 XXXXXXXXXX XXXXXXXXXX MN    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                          -
                                                                          Other                                                                                                                                  Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 of account opening.                                                              Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.
8157622366 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2008  6/XX/2008    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                            -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.   Arrangement Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing Federal Compliance - FACTA Disclosure Missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
8155498438 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            Application Date.                                                                Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Provided Timely
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8154678146 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Unable to determine if a prepayment penalty was included in the pay-off which    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 may impact high cost findings.                                                   Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
8154241533 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 08/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    compliance tests requiring an LTV were run off an assumed value of a lender refi: Original Lender was not able to be determined. Unable to determine  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
8153654361 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
8150557874 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
8140229651 XXXXXXXXXX XXXXXXXXXX MA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B                                                                                            Federal Compliance - TIL in file is indicated to be final, expected                                                                               -
                                                                          Other                                        contain either                                                                                                                                                             funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                                                                                                             or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title.                                                                                                                                                               Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                                                                                                  Required Parties
                                                                                                                                                                                                                                                                                                  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                                                                                                  State Compliance - Massachusetts Late Charge Percent Testing
                                                                                                                                                                                                                                                                                                  State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                                                                                                  Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                                                                                                  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                                                                                                  General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                  Closing / Title - TIL appears to be final but not signed nor initialed by borrower.
8138892618 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2002  5/XX/2002    Primary    Refinance Cash-out -          [B] Closing /                                D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided        REVIEWER - GENERAL       GENERAL COMMENT                        Yes        TR HUD
                                                                          Debt Consolidation            Title -                                                                                                  For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  General Appraisal Requirements - Due to lack of appraised value,       COMMENT (2019-09-18):    (2019-09-18): Unable to                           Deficiency
                                                                                                        Security                                                                                                 applicable Federal, State or Local compliance testing.                           compliance tests requiring an LTV were run off an assumed value of a   Unable to procure.       procure.
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   contract sales price or original loan amount, whichever applies.       SELLER - GENERAL COMMENT
                                                                                                        not on a                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all   (2019-09-18): Unable to
                                                                                                        FNMA/FHLMC                                                                                               of 06/XX/2002 used as disbursement date for compliance testing.                  required parties                                                       procure.
                                                                                                        form and does                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                        not contain                                                                                              application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        the following                                                                                            application date of 05/XX/2002 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                        clauses:: ___                                                                                            lookback was performed to determine this application date.                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 timing requirements.                                                             Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Used For Fee Testing
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2002, prior to three (3) business days from transaction date of 06/XX/2002.
8138233898 XXXXXXXXXX XXXXXXXXXX MN    8/XX/2006  8/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8137920077 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                Late Charge
                                                                          Other                                                                                                                                  Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Required Parties
                                                                                                                                                                                                                 grace period less than 15 days.                                                  Federal Compliance - Unable to verify due to missing Itemization.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  State Compliance - 10 day grace period and 10% late charge does not
                                                                                                                                                                                                                 for testing was 02/XX/2007.                                                      meet 15 day minimum grace period and 5% maximum late charge per state
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     (NJ).
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8135175520 XXXXXXXXXX XXXXXXXXXX TX    6/XX/2006  5/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
8133940869 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2004 11/XX/2004   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                        Security                                                                                                 of 12/XX/2004 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all
                                                                                                        FNMA/FHLMC                                                                                               application date of 11/XX/2004 which is X months prior to consummation. A        required parties
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.                       Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                        not contain                                                                                              [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                        the following                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Prior or equal to Disbursement Date
                                                                                                        clauses:: ___                                                                                            if correct TILA rescission form was used.                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Business Days From Transaction Date
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 missing information.                                                             Application
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission same lender refi
                                                                                                                                                                                                                 timing requirements.                                                             Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
8127544053 XXXXXXXXXX XXXXXXXXXX MA    11/XX/2006 11/XX/2006   Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - No affiliate fees collected on HUD.                                                                                          -
                                                                                                                       contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            application date of 11/XX/2006 which is X months prior to consummation. A
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
8125101071 XXXXXXXXXX XXXXXXXXXX CO    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                           contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.                                        Application
                                                                                                                       Final Title                                                                               [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
8121930282 XXXXXXXXXX XXXXXXXXXX OH    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of      State Compliance - Ohio Consumer Sales Practices Act Acknowledgement                                                                              -
                                                                          Other                                                                                                                                  Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer    of Receipt of Home Mortgage Loan Information Document Not Signed)
                                                                                                                                                                                                                 Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Information Document not signed by borrower(s).                                  Business Days From Transaction Date
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not   State Compliance - Ohio Standard Prepayment Penalty SMLA
                                                                                                                                                                                                                 Verified): Ohio Consumer Sales Practices Act:  File does not contain evidence    State Compliance - Ohio Late Charge Percent and Amount Testing
                                                                                                                                                                                                                 that analysis of borrower's ability to repay was performed based on verified     State Compliance - Ohio Consumer Sales Practices Act (No Documentation
                                                                                                                                                                                                                 income, obligations, assets, and/or employment.                                  of Tangible Net Benefit Analysis)
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of    State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay
                                                                                                                                                                                                                 Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage     not Verified)
                                                                                                                                                                                                                 loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                 [B] State Compliance - Ohio Late Charge Percent and Amount Testing: Unable to
                                                                                                                                                                                                                 determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                 [B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment
                                                                                                                                                                                                                 Penalty:  Loan contains an impermissible prepayment penalty; however Note or
                                                                                                                                                                                                                 Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
8118282414 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2006 10/XX/2006   Primary    Purchase                                                                   B           B           B           B           B                                                                                            Federal Compliance - TILA HELOC - Billing Rights Disclosure Not                                                                                   -
                                                                                                                                                                                                                                                                                                  Provided Timely
                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Impermissible Provision on HELOC
                                                                                                                                                                                                                                                                                                  Agreement
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Tax Advisor Statement Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                                                                                                  Provided Timely
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                                                                                                  General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
8115648121 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Act (HELOC): HELOC Brochure not provided to borrower.                            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
8110627747 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2007  3/XX/2007    Primary    Refinance UTD                                                              B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 10/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8110065100 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 07/XX/2007 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Non Same Lender Refinance
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Required Parties
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Application
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 missing information.                                                             same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 timing requirements.                                                             Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8108110673 XXXXXXXXXX XXXXXXXXXX CT    3/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                          File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                                                                       contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Non Same Lender Refinance
                                                                                                                       final title or                                                                            if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       preliminary                                                                               [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non   same lender refi
                                                                                                                       title                                                                                     Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                       commitment.                                                                               Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
8104684738 XXXXXXXXXX XXXXXXXXXX MD    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8101094077 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                         "File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            of 06/XX/2005 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title"                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            State Compliance - PPP expired. Penalty for 36 months with a $553.10
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  reimbursement fee to lender for NY mortgage tax. Lender is XXXX.
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 application date of 05/XX/2005 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] State Compliance - New York Prepayment Penalty Junior Lien: New York
                                                                                                                                                                                                                 Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8099266804 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2007  2/XX/2007    Primary    Purchase                                                                   B           B           B           B           B                                                                                            Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
8089004871 XXXXXXXXXX XXXXXXXXXX NM    4/XX/2008  3/XX/2008    Primary    Refinance Rate/Term                          File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title.                                                                              lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 may impact high cost findings.                                                   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      same lender refi
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 timing requirements.                                                             Closing / Title - TIL in file expected to be final, expected funding
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         date same as disbursement and or Note date, but is not signed or dated
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan         by so cannot confirm borrower received.
                                                                                                                                                                                                                 transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
8087260158 XXXXXXXXXX XXXXXXXXXX AZ    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
8085459781 XXXXXXXXXX XXXXXXXXXX MA    4/XX/2008  3/XX/2008    Primary    Purchase                                     File does not                 D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                   Yes        TR
                                                                                                                       contain either                                                                            Missing Final HUD-1.  No document containing fees provided.  Any applicable      Consummation                                                                                                                                      Indeterminable
                                                                                                                       Preliminary or                                                                            Federal, State or Local compliance testing is unreliable.                        State Compliance - Massachusetts Mortgage Lender and Broker Regulation                                                                            (UAL State)
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   (Ability to Repay not Verified)
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Closing / Title - TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                 of 04/XX/2008 used as disbursement date for compliance testing.                  date same as disbursement and/or note date but is not signed or dated
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Mortgage Lender and Broker Regulation       by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 Regulation:  File does not contain evidence that analysis of borrower's ability  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 to repay was performed based on verified income, obligations, assets, and/or     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 employment using PITI payment based on fully indexed rate and fully amortizing   Application
                                                                                                                                                                                                                 payment, if applicable                                                           Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an         Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 application date of 03/XX/2008 which is X months prior to consummation.  A       Testing
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                 for testing was 10/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
8084339378 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  State Compliance - PPP Expired. Prepayment charge not allowed per                                                                                 -
                                                                          Other                                                                                                                                  Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably state (NJ) -Max Prepayment charge for NJ is none on 2nd lien - note
                                                                                                                                                                                                                 practicable time after using credit score.                                       states $500.00.  Lender is XXXX.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment
                                                                                                                                                                                                                 Penalty:  No prepayment penalties are permissible in the state of New Jersey.
8082673419 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2009 8/XX/2009    Primary    Purchase                                     File does not                 D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Federal Compliance - TIL in file indicated to be final, expected                                                                       Yes        TR
                                                                                                                       contain either                                                                            Missing Final HUD-1.  No document containing fees provided.  Any applicable      funding date same as disbursement and/or note date but is not signed                                                                              Indeterminable
                                                                                                                       Preliminary or                                                                            Federal, State or Local compliance testing is unreliable.                        or                                                                                                                                                (UAL State)
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   dated by borrower so cannot confirm that borrower received
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date State Compliance - Massachusetts Mortgage Lender and Broker Regulation
                                                                                                                                                                                                                 of 10/XX/2009 used as disbursement date for compliance testing.                  (Ability to Repay not Verified)
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Mortgage Lender and Broker Regulation       Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker        by borrower.
                                                                                                                                                                                                                 Regulation:  File does not contain evidence that analysis of borrower's ability  Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 to repay was performed based on verified income, obligations, assets, and/or     Testing
                                                                                                                                                                                                                 employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
8082190025 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing                                                                                                     -
                                                                          Debt Consolidation            Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TILA - Final TIL Missing
                                                                                                        Security                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - Notice of Right to Cancel Missing
                                                                                                        Instrument is                                                                                            exceeds maximum per state.                                                       State Compliance - Late charge not allowed per state (NY) - max late
                                                                                                        not on a                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     charge for NY is 2% - note states $16.98 which is 2.0006%.
                                                                                                        FNMA/FHLMC                                                                                               Act: Notice of Right to Cancel was not provided.                                 Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        form and does                                                                                            [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                        not contain
                                                                                                        the following
                                                                                                        clauses:: ___
8078125233 XXXXXXXXXX XXXXXXXXXX SC    12/XX/2005 11/XX/2005   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     State Compliance - South Carolina Home Loan (Complaint Agency                                                                                     -
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Disclosure Not Provided)
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Provided Timely
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         Application
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
8074905230 XXXXXXXXXX XXXXXXXXXX NM    10/XX/2006 9/XX/2006    Primary    UTD UTD                                      File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            of 10/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8072224371 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Notice of Right to Cancel Expiration Date                                                                               -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Prior or equal to Disbursement Date
                                                                                                                                                                                                                 application date of 02/XX/2008 which is X months prior to consummation. A        Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Non Same Lender Refinance
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 may impact high cost findings.                                                   same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission       Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 timing requirements.                                                             General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
8068186728 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                       Preliminary or                                                                            Application Date.                                                                Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Required Parties
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Application
                                                                                                                                                                                                                 for testing was 03/XX/2006.                                                      Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
8064830280 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2015 9/XX/2015    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Note Date of 10/XX/2015 used as Federal Compliance - Validated per heloc agreement and job notes
                                                                                                                                                                                                                 disbursement date for compliance testing.                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Credit Agreement Not Signed: Truth in      Business Days From Transaction Date
                                                                                                                                                                                                                 Lending Act (HELOC): Credit Agreement not signed by borrower(s).                 Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Transaction Date
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 testing may be impacted.                                                         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Application
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.   Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - TILA HELOC - Credit Agreement Not Signed
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - List of Homeownership Counseling
                                                                                                                                                                                                                 Organizations Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2015, prior to three (3) business days from transaction date of 10/XX/2015.
8064558007 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2006  5/XX/2004    Primary    UTD UTD                                                                    D           D           D           D           D                                                                                            General Appraisal Requirements - Due to lack of appraised value,                                                                       UTD        Indeterminable
                                                                                                                                                                                                                                                                                                  compliance tests requiring an LTV were run off an assumed value of a                                                                              (UAL State)
                                                                                                                                                                                                                                                                                                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                  Application / Processing - Missing Document: Missing Lender's Initial
                                                                                                                                                                                                                                                                                                  1003
                                                                                                                                                                                                                                                                                                  Loan File - File only contains Mortgage. Compliance testing not completed.
                                                                                                                                                                                                                                                                                                  Closing / Title - Missing Document: Note - Subject Lien not provided
8062789313 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 11/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Required Parties
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 for testing was 05/XX/2006.                                                      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         State Compliance - 4% late charge exceeds 2% maximum per state (NY).
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Application
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 missing information.                                                             Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
8061203278 XXXXXXXXXX XXXXXXXXXX VA    8/XX/2006  7/XX/2006    UTD        Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Missing Initial Loan Application No Fees          REVIEWER - GENERAL                                              No         TNR Testing Not
                                                                          Other                                        contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Federal Compliance - Disbursement Date Missing                         COMMENT (2019-09-17):                                                      Required
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement   The issue cited has
                                                                                                                       Final Title.                                                                              fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     Miscellaneous Compliance - Unable to determine occupancy, compliance   either been resolved or
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        results were generated using a defaulted value of Primary.             was determined to not be
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - Notice of Right to Cancel Missing                 an exception as noted.
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Federal Compliance - Property Type Not Provided                        Please refer to page #4
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       General Appraisal Requirements - Due to lack of appraised value,       of the "XXX Agreement
                                                                                                                                                                                                                 disclosure requirements.                                                         compliance tests requiring an LTV were run off an assumed value of a   Disclosure Statement"
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   contract sales price or original loan amount, whichever applies.       which states that
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Federal HELOC Itemization of Final Costs and Fees initial index is 8.250%
                                                                                                                                                                                                                 of 08/XX/2006 used as disbursement date for compliance testing.                  Not Provided                                                           and margin is 0.240%.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence                                                                          This equates to an
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an                                                                                initial rate of 8.490%.
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation.  A                                                                              The "XXX Agreement
                                                                                                                                                                                                                 lookback was performed to determine this application date. Due to missing HUD-1                                                                         Disclosure Statement"
                                                                                                                                                                                                                 or Closing Disclosure, no fees were used in testing.                                                                                                    also states that APR is
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property                                                                            8.490%, which is the
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal                                                                         same as the initial
                                                                                                                                                                                                                 testing may be impacted.                                                                                                                                rate.  This means that
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending                                                                            there were no other
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.                                                                                                        fees/costs at account
                                                                                                                                                                                                                                                                                                                                                                         opening.  Otherwise, APR
                                                                                                                                                                                                                                                                                                                                                                         would be higher than
                                                                                                                                                                                                                                                                                                                                                                         8.490%.  In addition,
                                                                                                                                                                                                                                                                                                                                                                         the "XXX Agreement
                                                                                                                                                                                                                                                                                                                                                                         Disclosure Statement"
                                                                                                                                                                                                                                                                                                                                                                         also states "The ANNUAL
                                                                                                                                                                                                                                                                                                                                                                         PERCENTAGE RATE includes
                                                                                                                                                                                                                                                                                                                                                                         only interest and no
                                                                                                                                                                                                                                                                                                                                                                         other costs."  As such,
                                                                                                                                                                                                                                                                                                                                                                         there were no fees/costs
                                                                                                                                                                                                                                                                                                                                                                         to itemize or to
                                                                                                                                                                                                                                                                                                                                                                         disclose. Supporting
                                                                                                                                                                                                                                                                                                                                                                         documents have been
                                                                                                                                                                                                                                                                                                                                                                         uploaded as XXXX
                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                         COMMENT (2019-09-17):
                                                                                                                                                                                                                                                                                                                                                                         Disclosure of costs and
                                                                                                                                                                                                                                                                                                                                                                         fees not provided. Need
                                                                                                                                                                                                                                                                                                                                                                         either Closing
                                                                                                                                                                                                                                                                                                                                                                         Instructions with signed
                                                                                                                                                                                                                                                                                                                                                                         Disbursement
                                                                                                                                                                                                                                                                                                                                                                         Authorization or
                                                                                                                                                                                                                                                                                                                                                                         Important Terms
                                                                                                                                                                                                                                                                                                                                                                         Disclosure for subject
                                                                                                                                                                                                                                                                                                                                                                         loan. Exception remains.
8057112606 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - TILA HELOC - Important Terms Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Provided Timely
                                                                                                                                                                                                                 of account opening.                                                              Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   same lender refi
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Provided Timely
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8054986278 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
8049098355 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
8048929230 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            Application Date.                                                                Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Application
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        same lender refi
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 09/XX/2006.                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Provided Timely
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
8047774555 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                              -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Consummation
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Application
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
8047192436 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 01/XX/2007.                                                      Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
8043021059 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth  Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5                                                                             -
                                                                          Debt Consolidation                                                                                                                     in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.  Used on Same Lender Refinance
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided  Provided Timely
                                                                                                                                                                                                                 to borrower at application.                                                      Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 may impact high cost findings.                                                   Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used
                                                                                                                                                                                                                 on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not executed on the proper Model Form for a refinancing by the same creditor.
                                                                                                                                                                                                                 The G-5 or H-8 form was used, the G-7 form should have been used.
8040225069 XXXXXXXXXX XXXXXXXXXX MA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            application date of 05/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 for testing was 12/XX/2006.                                                      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
8039390284 XXXXXXXXXX XXXXXXXXXX DC    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                       Preliminary or                                                                            of 09/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 for testing was 03/XX/2007.                                                      by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TIL in file indicated to be final, expected lender refi: Original Lender was not able to be determined. Unable to determine  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Prior or equal to Disbursement Date
                                                                                                                                                                                                                 timing requirements.                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Business Days From Transaction Date
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2010.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
8033433808 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Missing Initial Loan Application Test                                                                                        Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 08/XX/2006 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - 10 day grace period does not meet the 15 day
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            minimum per state (NJ).
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8033286058 XXXXXXXXXX XXXXXXXXXX ME    2/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                         File does not                 A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other                                        contain either
                                                                                                                       Preliminary or
                                                                                                                       Final Title
8026897164 XXXXXXXXXX XXXXXXXXXX OH    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
8025415755 XXXXXXXXXX XXXXXXXXXX OR    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 03/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
8023409099 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            by borrower.
                                                                                                                       Preliminary or                                                                            application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 for testing was 06/XX/2006.                                                      or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Application
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
8022379951 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                         File does not                 A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other                                        contain either
                                                                                                                       Preliminary or
                                                                                                                       Final Title.
8019791488 XXXXXXXXXX XXXXXXXXXX NM    4/XX/2005  3/XX/2005    Primary    UTD UTD                                                                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 04/XX/2005 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date of 03/XX/2005 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
8019537062 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Federal FACTA Disclosure Timing Test                                                                                         -
                                                                          Debt Consolidation                                                                                                                     Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 practicable time after using credit score.                                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
8017545497 XXXXXXXXXX XXXXXXXXXX VA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            application date of 12/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8014574823 XXXXXXXXXX XXXXXXXXXX AZ    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                                                                                                                  Act (HELOC): HELOC Brochure not provided to borrower.                            same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing    Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
8010648877 XXXXXXXXXX XXXXXXXXXX OK    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 07/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing    Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
8010558192 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2008 10/XX/2008   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                       preliminary or                                                                            application date of 10/XX/2008 which is X months prior to consummation. A        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       final title.                                                                              lookback was performed to determine this application date.                       Business Days From Transaction Date
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     State Compliance - Late charge not allowed per state (NY) - max late
                                                                                                                                                                                                                 period less than minimum per state.                                              charge for NY is 2% - note states 5%.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    State Compliance - New York requires a grace period of 15 days. Note
                                                                                                                                                                                                                 exceeds maximum per state.                                                       reflects a grace period of 10 days.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2008, prior to three (3) business days from transaction date of 11/XX/2008.
8009191370 XXXXXXXXXX XXXXXXXXXX GA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 06/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
8004965254 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2008  1/XX/2008    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
8000367224 XXXXXXXXXX XXXXXXXXXX NM    1/XX/2007  12/XX/2006   UTD        Refinance UTD                                File does not                 D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Miscellaneous Compliance - Unable to determine occupancy, compliance                                                                   Yes        TR
                                                                                                                       contain either                                                                            Missing Final HUD-1.  No document containing fees provided.  Any applicable      results were generated using a defaulted value of Primary.                                                                                        Indeterminable
                                                                                                                       Preliminary or                                                                            Federal, State or Local compliance testing is unreliable.                        Federal Compliance - TILA - Final TIL Missing                                                                                                     (UAL State)
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 of 01/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an         Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation.  A       Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used General Appraisal Requirements - Due to lack of appraised value, for testing was 07/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 were used in testing.                                                            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Testing testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7999966808 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
7996540256 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2006  5/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of 06/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
7990497969 XXXXXXXXXX XXXXXXXXXX IN    2/XX/2007  1/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - Indiana Late Charge Amount Testing: Note late charge      Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 exceeds maximum per state.                                                       State Compliance - $40.00% late charge exceeds $19.00 maximum per
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   state (IN)
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7981668493 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       preliminary or                                                                            of 06/XX/2007 used as disbursement date for compliance testing.                  State Compliance - 5% late charge is greater than 2% maximum per state
                                                                                                                       final title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   (NY).
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - 10 day grace period is less than 15 days per state
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        (NY).
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 for testing was 12/XX/2006.                                                      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 period less than minimum per state.                                              contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7981425702 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Home Improvement                             contain either
                                                                                                                       Preliminary or
                                                                                                                       Final Title
7981068319 XXXXXXXXXX XXXXXXXXXX GA    11/XX/2007 9/XX/2007    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          by borrower.
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Final Title                                                                               Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 by closing.                                                                      Federal Compliance - FACTA Disclosure Missing
7977745904 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject  Federal Compliance - FNMA Points and Fees                                                                                                         -
                                                                          Debt Consolidation                                                                                                                     loan of XXX% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXXX vs. an allowable total of $XXXX and $1000.00
                                                                                                                                                                                                                 (2007) (an overage of $XXXX or XXXX%).
7976822508 XXXXXXXXXX XXXXXXXXXX MI    11/XX/2007 10/XX/2007   Investment Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Disbursement Date Missing
                                                                                                                       Preliminary or                                                                            of 11/XX/2007 used as disbursement date for compliance testing.                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
7976521461 XXXXXXXXXX XXXXXXXXXX NC    1/XX/2005  12/XX/2004   UTD        UTD UTD                                      File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA HELOC - Important Terms Disclosure Not                                                                                  -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Provided Timely
                                                                                                                       preliminary or                                                                            of 01/XX/2005 used as disbursement date for compliance testing.                  Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                       final title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Application Date.                                                                compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 12/XX/2004 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7968541312 XXXXXXXXXX XXXXXXXXXX AZ    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Federal FACTA Disclosure Timing Test                                                                                         -
                                                                          Other                         Title -                                                                                                  Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably
                                                                                                        Security                                                                                                 practicable time after using credit score.
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC
                                                                                                        form and does
                                                                                                        not contain
                                                                                                        the following
                                                                                                        clauses:: ___
7967459648 XXXXXXXXXX                             2/XX/2007    Primary    Refinance Rate/Term                                                        D           D           D           D           D                                                                                            Loan File - Incomplete Loan File. Security and HUD in the file, unable                                                                 UTD        Indeterminable
                                                                                                                                                                                                                                                                                                  to run compliance.
7966022632 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 12/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        funding date same as disbursement and/or note date but is not signed lookback was performed to determine this application date.  The final date used  or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 for testing was 06/XX/2006.                                                      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 may impact high cost findings.                                                   Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Application Date.                                                                Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      by borrower.
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
7963341186 XXXXXXXXXX XXXXXXXXXX DE    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used   Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5                                                                             -
                                                                          Debt Consolidation                                                                                                                     on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was    Used on Same Lender Refinance
                                                                                                                                                                                                                 not executed on the proper Model Form for a refinancing by the same creditor.
                                                                                                                                                                                                                 The G-5 or H-8 form was used, the G-7 form should have been used.
7963052188 XXXXXXXXXX XXXXXXXXXX MA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       preliminary or                                                                            of account opening.                                                              State Compliance - Late charge of 5% exceeds max of 3% per State (MA)
                                                                                                                       final title                                                                               [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     State Compliance - Grace period of 10 days does not meet minimum of 15
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   days per State (MA)
                                                                                                                                                                                                                 to borrower at time of account opening.                                          State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Application
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Note grace period less than minimum per state.                                   Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount     Provided Timely
                                                                                                                                                                                                                 Testing: Unable to determine if late charge exceeds state maximum due to missing Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 information.                                                                     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7962453548 XXXXXXXXXX XXXXXXXXXX VA    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Notice of Right to Cancel Expiration Date                                                                               -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Prior or equal to Disbursement Date
                                                                                                                                                                                                                 of 06/XX/2004 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Required Parties
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 application date of 05/XX/2004 which is X months prior to consummation. A        Non Same Lender Refinance
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Business Days From Transaction Date
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     same lender refi
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission       Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 timing requirements.                                                             General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 transaction disbursed on 06/XX/2004, prior to three (3) business days from transaction date of 06/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
7962082637 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 06/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Under disclosure due to TIL payment stream
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   calculation and Actual payment stream calculation.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
7953402880 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        or
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 for testing was 05/XX/2007.                                                      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Application
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
7951824584 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2006  2/XX/2006    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
7951444459 XXXXXXXXXX            CA               9/XX/2006    Primary    Refinance Cash-out -                                                       D           D           D           D           D                                                                                            Loan File - Incomplete Loan File. Security and HUD in the file, unable                                                                 UTD        Indeterminable
                                                                          Other                                                                                                                                                                                                                   to run compliance.
7948620533 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2007  4/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - New York Prepayment Penalty Junior Lien: New York         State Compliance - PPP expired. Prepayment penalty not allowed per                                                                                -
                                                                                                                                                                                                                 Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien    state (NY.) Note states 4.125%. Lender is XXXX.
                                                                                                                                                                                                                 loan.
7948017535 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date of 09/XX/2007 which is X months prior to consummation. A        same lender refi
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 04/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
7946543341 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: State Compliance - California Primary Residence Late Charge Percent                                                                               -
                                                                                                                                                                                                                 Unable to determine if late charge exceeds state maximum due to missing          Testing
                                                                                                                                                                                                                 information.                                                                     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Application
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
7944078784 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                                                                                                   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
7943505042 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date funding date same as disbursement and/or note date but not signed or
                                                                                                                                                                                                                 of 07/XX/2006 used as disbursement date for compliance testing.                  dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Business Days From Transaction Date
                                                                                                                                                                                                                 application date of 06/XX/2006 which is X months prior to consummation. A        State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 01/XX/2006.                                                      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Miscellaneous Compliance - (Doc Error) Initial GFE not provided exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
7938353573 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 09/XX/2007 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Business Days From Transaction Date
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
7936039737 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2007  1/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
7932860955 XXXXXXXXXX XXXXXXXXXX MD    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                        contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.
                                                                                                                       Final Title.
7931362957 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2006  6/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7931051961 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2004  2/XX/2004    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine   Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                          Late Charge
                                                                          Other                                        contain either                                                                            if loan contains an impermissible late charge due to missing information.        State Compliance - New Jersey Prepayment Penalty
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 of 03/XX/2004 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 application date of 02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment
                                                                                                                                                                                                                 Penalty:  No prepayment penalties are permissible in the state of New Jersey.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7930654957 XXXXXXXXXX XXXXXXXXXX PA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 04/XX/2007 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Required Parties
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 missing information.                                                             compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission       Miscellaneous Compliance - (Doc Error) Initial GFE not provided timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7928243894 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                          File does not                 B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                                                                       contain either                                                                            Note late charge exceeds maximum per state.                                      Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Final Title                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                                                                                                                                 of 01/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Prior or equal to Disbursement Date
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Required Parties
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        State Compliance - California Primary Residence Late Charge Percent
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Testing
                                                                                                                                                                                                                 for testing was 07/XX/2006.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
7928207240 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            of 08/XX/2007 used as disbursement date for compliance testing.                  or
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        Required Parties
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 for testing was 02/XX/2007.                                                      Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan         by borrower
                                                                                                                                                                                                                 transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
7925652439 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7924258765 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  8/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - TILA HELOC - Billing Rights Disclosure Not                                                                                   -
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Provided Timely
                                                                                                                                                                                                                 of account opening.                                                              Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
7919287869 XXXXXXXXXX XXXXXXXXXX MT    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                                                                                                                  lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi if correct TILA rescission form was used.
7916303986 XXXXXXXXXX XXXXXXXXXX UT    8/XX/2007  7/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
7907919931 XXXXXXXXXX XXXXXXXXXX OR    7/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
7907530048 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2007  12/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7906569733 XXXXXXXXXX XXXXXXXXXX DE    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
7903252751 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            of 02/XX/2007 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7899904283 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                         "File does not                C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: State Compliance - New Jersey Prepayment Penalty                                                                                                  Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Business Days From Transaction Date
                                                                                                                       Final Title"                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 of 06/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 05/XX/2005 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 for testing was 12/XX/2004.
                                                                                                                                                                                                                 [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment
                                                                                                                                                                                                                 Penalty:  No prepayment penalties are permissible in the state of New Jersey;
                                                                                                                                                                                                                 however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.
7897702072 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 9/XX/2006    UTD        Refinance UTD                                File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Preliminary or                                                                            of 10/XX/2006 used as disbursement date for compliance testing.                  Provided Timely
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 to test billing rights due to missing information.                               Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Application Date.                                                                contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7896388514 XXXXXXXXXX XXXXXXXXXX MA    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Federal Compliance - TILA - Final TIL Missing file of document or worksheet indicating how the lender determined that the home Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7891636342 XXXXXXXXXX XXXXXXXXXX TX    12/XX/2005 11/XX/2005   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
7889694857 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2006 9/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 04/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
7883819319 XXXXXXXXXX XXXXXXXXXX OH    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of     State Compliance - Ohio Standard Prepayment Penalty SMLA                                                                                          -
                                                                          Debt Consolidation                           contain either                                                                            Receipt of Home Mortgage Loan Information Document Not Retained by Lender):      State Compliance - Ohio Consumer Sales Practices Act (No Documentation
                                                                                                                       Preliminary or                                                                            Unable to test borrower acknowledgment receipt due to missing information.       of Tangible Net Benefit Analysis)
                                                                                                                       Final Title.                                                                              [B] State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of      State Compliance - Ohio Consumer Sales Practices Act Acknowledgement
                                                                                                                                                                                                                 Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer    of Receipt of Home Mortgage Loan Information Document Not Signed)
                                                                                                                                                                                                                 Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan            State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement
                                                                                                                                                                                                                 Information Document not signed by borrower(s).                                  of Receipt of Home Mortgage Loan Information Document Not Retained by
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of    Lender)
                                                                                                                                                                                                                 Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 loan file does not contain documentation of the analysis of the borrower's       same lender refi
                                                                                                                                                                                                                 reasonable tangible net benefit.
                                                                                                                                                                                                                 [B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment
                                                                                                                                                                                                                 Penalty:  Prepayment penalty not permissible on a refinance. (applies only to
                                                                                                                                                                                                                 Second Mortgage Loan Act registrants)
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
7882592174 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 10/XX/2006   Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage    Federal Compliance - Disparity in Occupancy - Not High Cost                                                                                       -
                                                                          Other                                                                                                                                  loan file contains documenting evidence the consumer intends to occupy the       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Investment)
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
7875751299 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Miscellaneous Compliance - (Doc Error) Initial GFE not provided applicant within three (3) business days of application.
7875056674 XXXXXXXXXX XXXXXXXXXX MD    6/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Business Days From Transaction Date
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       same lender refi
                                                                                                                                                                                                                 (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing    Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
7873943688 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Missing Initial Loan Application No Fees                                                                          Yes        TR
                                                                          Other                                        contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Federal Compliance - Disbursement Date Missing                                                                                                    Indeterminable
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                       Final Title.                                                                              fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  State Compliance - New York Late Charge Grace Period Testing
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 disclosure requirements.                                                         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 of 07/XX/2006 used as disbursement date for compliance testing.                  Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7867655410 XXXXXXXXXX XXXXXXXXXX CT    11/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth  Federal Compliance - RESPA Disclosure -  Missing Signature on                                                                                     -
                                                                          Other                                                                                                                                  in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7866552897 XXXXXXXXXX XXXXXXXXXX OH    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
7866457112 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Preliminary or                                                                            practicable time after using credit score.                                       same lender refi
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Closing / Title - TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                 for testing was 03/XX/2007.                                                      date same as disbursement and/or note date but is not signed or dated
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Consummation
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Required Parties
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Application
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 missing information.                                                             Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
7865664827 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 06/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
7864312564 XXXXXXXXXX XXXXXXXXXX CO    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                          -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 of 10/XX/2005 used as disbursement date for compliance testing.                  Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.
7864225748 XXXXXXXXXX XXXXXXXXXX CT    7/XX/2006  7/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
7857138864 XXXXXXXXXX XXXXXXXXXX MI    12/XX/2006 11/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7856901737 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                                                                                                                  Note late charge exceeds maximum per state.                                      same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - 10% late charge exceeds 6% maximum per state (CA).
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
7856359632 XXXXXXXXXX XXXXXXXXXX GA    4/XX/2007  3/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan:       State Compliance - Greater of 10% or $40 late charge exceeds 5%                                                                                   -
                                                                                                                                                                                                                 Mortgage loan contains an impermissible late charge of greater than 5.0% or a    maximum late charge per State of GA.
                                                                                                                                                                                                                 grace period of less than ten (10) days.                                         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
7853844219 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
7852648939 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Purchase                                                                   B           B           B           B           B                                                                                            Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
7850709244 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
7849383730 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2006  7/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         Application
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
7842686094 XXXXXXXXXX XXXXXXXXXX MA    11/XX/2007 11/XX/2007   Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            of 11/XX/2007 used as disbursement date for compliance testing.                  or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         by borrower.
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
7842610949 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                        contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            practicable time after using credit score.                                       or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Required Parties
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Application
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     same lender refi
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 missing information.                                                             by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
7838019401 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     same lender refi
                                                                                                                       Preliminary or                                                                            Application Date.                                                                Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Application
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Provided Timely
                                                                                                                                                                                                                 application date of 08/XX/2005 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
7827442302 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Right of Rescission Timing - Receipt Date Missing                                                                            -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 of 12/XX/2005 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 application date of 11/XX/2005 which is X months prior to consummation. A        Required Parties
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Business Days From Transaction Date
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   same lender refi
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7826181754 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            application date of 08/XX/2005 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 period less than minimum per state.                                              State Compliance - 5% late charge exceeds 2%  maximum per state NY
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    State Compliance - Grace period min not allowed per state (NY) - min
                                                                                                                                                                                                                 exceeds maximum per state.                                                       grace period for NY is 15 days - note states 10
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7823695603 XXXXXXXXXX XXXXXXXXXX OH    11/XX/2005 10/XX/2005   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 10/XX/2005 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 05/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
7823601327 XXXXXXXXXX XXXXXXXXXX OH    5/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 05/XX/2008 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of     Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Business Days From Transaction Date
                                                                                                                                                                                                                 Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan   State Compliance - Ohio Standard Prepayment Penalty SMLA
                                                                                                                                                                                                                 Information Document not retained by lender.                                     State Compliance - Ohio Late Charge Percent and Amount Testing
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of    State Compliance - Ohio Consumer Sales Practices Act (No Documentation
                                                                                                                                                                                                                 Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage     of Tangible Net Benefit Analysis)
                                                                                                                                                                                                                 loan file does not contain documentation of the analysis of the borrower's       State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement
                                                                                                                                                                                                                 reasonable tangible net benefit.                                                 of Receipt of Home Mortgage Loan Information Document Not Retained by
                                                                                                                                                                                                                 [B] State Compliance - Ohio Late Charge Percent and Amount Testing: Unable to    Lender)
                                                                                                                                                                                                                 determine if late charge exceeds state maximum due to missing information.       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment
                                                                                                                                                                                                                 Penalty:  Prepayment penalty not permissible on a refinance. (applies only to
                                                                                                                                                                                                                 Second Mortgage Loan Act registrants)
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008.
7822984952 XXXXXXXXXX XXXXXXXXXX SC    5/XX/2007  4/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not State Compliance - South Carolina Home Loan (Complaint Agency                                                                                     -
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document       Disclosure Not Provided)
                                                                                                                                                                                                                 specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
7813354854 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2007  4/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - New York Prepayment Penalty Junior Lien: New York         Federal Compliance - TIL Itemization did not disclose a recording                                                                                 -
                                                                                                                                                                                                                 Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien    service fee of $300 as a prepaid finance charge as reflected on the
                                                                                                                                                                                                                 loan.                                                                            hud.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      State Compliance - PPP Expired. Prepayment charge not allowed per
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  state (NY) - max prepayment charge for NY junior lien is 0% - note
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     states 6 months interest on prepaid balance exceeding 20% of the
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         original principal balance prepaid in the first 12 months after the
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      date of the loan. Lender is XXXX.
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.                                    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
7812968614 XXXXXXXXXX XXXXXXXXXX VA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7806100935 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2007  4/XX/2007    Investment Refinance Cash-out -                         File does not                 B           B           B           B           B                                                                                            Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Debt Consolidation                           contain either
                                                                                                                       Preliminary or
                                                                                                                       Final Title
7804657770 XXXXXXXXXX XXXXXXXXXX CT    3/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
7801005222 XXXXXXXXXX XXXXXXXXXX CT    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Closing / Title - IL appears to be final but not signed nor initialed                                                                             -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date by borrower.
                                                                                                                       Preliminary or                                                                            of 05/XX/2006 used as disbursement date for compliance testing.                  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 04/XX/2006 which is X months prior to consummation. A        Federal Compliance - TIL in file indicated to be final, expected lookback was performed to determine this application date.  The final date used  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 for testing was 11/XX/2005.                                                      or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Required Parties
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Business Days From Transaction Date
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     same lender refi
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
7800331925 XXXXXXXXXX XXXXXXXXXX NM    2/XX/2004  1/XX/2004    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            of 02/XX/2004 used as disbursement date for compliance testing.                  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Provided Timely
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 of account opening.                                                              Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Provided Timely
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Application
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2003.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7800312203 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2006  2/XX/2006    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                       contain either                                                                            Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                       Final Title                                                                               applicant within three (3) business days of application.
7799045692 XXXXXXXXXX XXXXXXXXXX OH    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement                                                                             -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            of Receipt of Home Mortgage Loan Information Document Not Received
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Timely)
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  State Compliance - Ohio Consumer Sales Practices Act (No Documentation
                                                                                                                                                                                                                 for testing was 01/XX/2007.                                                      of Tangible Net Benefit Analysis)
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Application
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of
                                                                                                                                                                                                                 Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage
                                                                                                                                                                                                                 loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
7798963927 XXXXXXXXXX XXXXXXXXXX AZ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Federal Compliance - Under-disclosure is payment stream related.       SELLER - GENERAL COMMENT GENERAL COMMENT                        Yes        TR HUD
                                                                          Debt Consolidation                                                                                                                     For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  Discrepancy is caused by the calculation of payments versus reflection (2019-09-20): Unable to  (2019-09-20): Unable to                           Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.                           of payments within the Final TIL due to DSI Loan.                      procure.                 procure.
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        same lender refi
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Used For Fee Testing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
7795754077 XXXXXXXXXX XXXXXXXXXX TX    11/XX/2006 11/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
7795683895 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2007 9/XX/2007    Primary    UTD UTD                                                                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Note Date of 10/XX/2007 used as Business Days From Transaction Date
                                                                                                                                                                                                                 disbursement date for compliance testing.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Transaction Date
                                                                                                                                                                                                                 Application Date.                                                                State Compliance - Massachusetts Open End Late Charge Grace Period
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Testing
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home Application
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Note grace period less than minimum per state.                                   same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 application date of 09/XX/2007 which is X months prior to consummation. A        Provided Timely
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 for testing was 04/XX/2007.                                                      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    compliance tests requiring an LTV were run off an assumed value of a lender refi: Original Lender was not able to be determined. Unable to determine  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
7795518992 XXXXXXXXXX XXXXXXXXXX SC    11/XX/2006 10/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Disclosure Not Provided)
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - FACTA Disclosure Missing for testing was 05/XX/2006.
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7795443510 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 for testing was 06/XX/2006.                                                      Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Miscellaneous Compliance - (Doc Error) Initial GFE not provided if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
7790404089 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 12/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.
7790333098 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Preliminary or                                                                            of 12/XX/2005 used as disbursement date for compliance testing.                  Provided Timely
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 of account opening.                                                              Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Application Date.                                                                compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7785981168 XXXXXXXXXX XXXXXXXXXX MD    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 07/XX/2007 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Business Days From Transaction Date
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
7784109789 XXXXXXXXXX XXXXXXXXXX MD    9/XX/2006  8/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA - Final TIL Missing
7779815751 XXXXXXXXXX XXXXXXXXXX OH    10/XX/2006 9/XX/2006    Primary    Refinance Rate/Term                                                        D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Federal Compliance - TILA - Final TIL Missing                          SELLER - GENERAL COMMENT GENERAL COMMENT                        Yes        TR
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable      Federal Compliance - Notice of Right to Cancel Missing                 (2019-08-27): The        (2019-08-27): The                                 Indeterminable
                                                                                                                                                                                                                 Federal, State or Local compliance testing is unreliable.                        Federal Compliance - Missing Initial Loan Application No Fees          missing fully executed   missing fully executed
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                         final HUD-1 dated        final HUD-1 dated
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Miscellaneous Compliance - (Doc Error) Initial GFE not provided        10/XX/2006 compliance    10/XX/2006 compliance
                                                                                                                                                                                                                 of 10/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Missing Final HUD-1:  No Document Used For Fee    documents required to    documents required to
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   Testing                                                                test have been located.  test have been located.
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an                                                                                Please note the HUD      Please note the HUD
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation.  A                                                                              contains a typo on the   contains a typo on the
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used                                                                        property address and the property address and the
                                                                                                                                                                                                                 for testing was 04/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees                                                                        correct property address correct property address
                                                                                                                                                                                                                 were used in testing.                                                                                                                                   is handwritten on the    is handwritten on the
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending                                                                            borrowers' signature     borrowers' signature
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.                                                                                                        acknowledgement/receipt  acknowledgement/receipt
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                   of settlement statement. of settlement statement.
                                                                                                                                                                                                                                                                                                                                                                         Additionally, we have    Additionally, we have
                                                                                                                                                                                                                                                                                                                                                                         attached the executed    attached the executed
                                                                                                                                                                                                                                                                                                                                                                         final HUD-1 dated        final HUD-1 dated
                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 (one year     09/XX/2005 (one year
                                                                                                                                                                                                                                                                                                                                                                         prior) that evidences    prior) that evidences
                                                                                                                                                                                                                                                                                                                                                                         the borrowers' sold XXX  the borrowers' sold XXXX
                                                                                                                                                                                                                                                                                                                                                                         and no longer owns that  and no longer owns that
                                                                                                                                                                                                                                                                                                                                                                         property.                property.
                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                         COMMENT (2019-08-27):    GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                                                         The Property address on  (2019-09-04): The issue
                                                                                                                                                                                                                                                                                                                                                                         the HUD in the initial   cited has either been
                                                                                                                                                                                                                                                                                                                                                                         file and HUD provided is resolved or was
                                                                                                                                                                                                                                                                                                                                                                         not the subject property determined to not be an
                                                                                                                                                                                                                                                                                                                                                                         address.  The correct    exception as noted. The
                                                                                                                                                                                                                                                                                                                                                                         property address that is missing fully executed
                                                                                                                                                                                                                                                                                                                                                                         handwritten does not     final HUD-1 dated
                                                                                                                                                                                                                                                                                                                                                                         include initials or      10/XX/2006 compliance
                                                                                                                                                                                                                                                                                                                                                                         correction information   documents required to
                                                                                                                                                                                                                                                                                                                                                                         to strike through or     test have been located.
                                                                                                                                                                                                                                                                                                                                                                         remove the address on    Please note the HUD
                                                                                                                                                                                                                                                                                                                                                                         page one or the          contains a typo on the
                                                                                                                                                                                                                                                                                                                                                                         signature page.          property address and the
                                                                                                                                                                                                                                                                                                                                                                         Exception remains.       correct property address
                                                                                                                                                                                                                                                                                                                                                                         SELLER - GENERAL COMMENT is handwritten on the
                                                                                                                                                                                                                                                                                                                                                                         (2019-09-04): The issue  borrowers' signature
                                                                                                                                                                                                                                                                                                                                                                         cited has either been    acknowledgement/receipt
                                                                                                                                                                                                                                                                                                                                                                         resolved or was          of settlement statement.
                                                                                                                                                                                                                                                                                                                                                                         determined to not be an  Additionally, we have
                                                                                                                                                                                                                                                                                                                                                                         exception as noted. The  attached the executed
                                                                                                                                                                                                                                                                                                                                                                         missing fully executed   final HUD-1 dated
                                                                                                                                                                                                                                                                                                                                                                         final HUD-1 dated        09/XX/2005 (one year
                                                                                                                                                                                                                                                                                                                                                                         10/XX/2006 compliance    prior) that evidences
                                                                                                                                                                                                                                                                                                                                                                         documents required to    the borrowers' sold XXX
                                                                                                                                                                                                                                                                                                                                                                         test have been located.  and no longer owns that
                                                                                                                                                                                                                                                                                                                                                                         Please note the HUD      property. Supporting
                                                                                                                                                                                                                                                                                                                                                                         contains a typo on the   Documentation uploaded
                                                                                                                                                                                                                                                                                                                                                                         property address and the as XXX
                                                                                                                                                                                                                                                                                                                                                                         correct property address
                                                                                                                                                                                                                                                                                                                                                                         is handwritten on the
                                                                                                                                                                                                                                                                                                                                                                         borrowers' signature
                                                                                                                                                                                                                                                                                                                                                                         acknowledgement/receipt
                                                                                                                                                                                                                                                                                                                                                                         of settlement statement.
                                                                                                                                                                                                                                                                                                                                                                         Additionally, we have
                                                                                                                                                                                                                                                                                                                                                                         attached the executed
                                                                                                                                                                                                                                                                                                                                                                         final HUD-1 dated
                                                                                                                                                                                                                                                                                                                                                                         09/XX/2005 (one year
                                                                                                                                                                                                                                                                                                                                                                         prior) that evidences
                                                                                                                                                                                                                                                                                                                                                                         the borrowers' sold XXXX
                                                                                                                                                                                                                                                                                                                                                                         and no longer owns that
                                                                                                                                                                                                                                                                                                                                                                         property. Supporting
                                                                                                                                                                                                                                                                                                                                                                         Documentation uploaded
                                                                                                                                                                                                                                                                                                                                                                         as XXXX
                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                         COMMENT (2019-09-04):
                                                                                                                                                                                                                                                                                                                                                                         The Property address on
                                                                                                                                                                                                                                                                                                                                                                         the HUD in the initial
                                                                                                                                                                                                                                                                                                                                                                         file and HUD provided is
                                                                                                                                                                                                                                                                                                                                                                         not the subject property
                                                                                                                                                                                                                                                                                                                                                                         address.  The correct
                                                                                                                                                                                                                                                                                                                                                                         property address that is
                                                                                                                                                                                                                                                                                                                                                                         handwritten does not
                                                                                                                                                                                                                                                                                                                                                                         include initials or
                                                                                                                                                                                                                                                                                                                                                                         correction information
                                                                                                                                                                                                                                                                                                                                                                         to strike through or
                                                                                                                                                                                                                                                                                                                                                                         remove the address on
                                                                                                                                                                                                                                                                                                                                                                         page one or the
                                                                                                                                                                                                                                                                                                                                                                         signature page.
                                                                                                                                                                                                                                                                                                                                                                         Exception remains.
7776520309 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2006  1/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Application
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
7774999510 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2006  12/XX/2005   Primary    Refinance UTD                                                              D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                   Yes        TR
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable      same lender refi                                                                                                                                  Indeterminable
                                                                                                                                                                                                                 Federal, State or Local compliance testing is unreliable.                        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 01/XX/2006 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   State Compliance - Late charge not allowed per state (NY) - max late
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an         charge in NY is 2% - note states 4%.
                                                                                                                                                                                                                 application date of 12/XX/2005 which is X months prior to consummation.  A       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date. Due to missing HUD-1  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 or Closing Disclosure, no fees were used in testing.                             Application
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Testing
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
7772964125 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                                                        A           A           A           A           A                                                                                                                                                                                                                                              -
7769984823 XXXXXXXXXX XXXXXXXXXX CT    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an            funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            application date of 04/XX/2007 which is X months prior to consummation. A        or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Federal Compliance - Under-disclosure is payment stream related.
                                                                                                                                                                                                                 for testing was 11/XX/2006.                                                      Discrepancy is caused by the calculation of payments versus reflection
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      of payments within the Final TIL.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     by borrower.
                                                                                                                                                                                                                 missing information.                                                             General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 timing requirements.                                                             Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated Application
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.                                    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
7762991273 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  7/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
7760863192 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2002 9/XX/2002    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - HELOC Fees Used For Testing                                                                                                  -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date State Compliance - Massachusetts Open End Late Charge Percent and
                                                                                                                                                                                                                 of 10/XX/2002 used as disbursement date for compliance testing.                  Amount Testing
                                                                                                                                                                                                                 [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount
                                                                                                                                                                                                                 Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.
7756442089 XXXXXXXXXX XXXXXXXXXX UT    6/XX/2007  6/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 06/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
7754308013 XXXXXXXXXX XXXXXXXXXX MA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    State Compliance - 10 day grace period is less than 15 day minimum per                                                                            -
                                                                          Debt Consolidation                           contain either                                                                            Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  state (MA.)
                                                                                                                       Preliminary or                                                                            file of document or worksheet indicating how the lender determined that the home State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                       Final Title.                                                                              loan is in the borrower's interest.                                              Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
7753499422 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2004  3/XX/2004    Primary    Refinance UTD                                                              C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine   Federal Compliance - Missing Initial Loan Application Test                                                                                        Late Charge
                                                                                                                                                                                                                 if loan contains an impermissible late charge due to missing information.        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of 04/XX/2004 used as disbursement date for compliance testing.                  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7750608403 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2006  7/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7748709554 XXXXXXXXXX XXXXXXXXXX NC    8/XX/2007  7/XX/2007    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing                                                                                                     -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                       Preliminary or                                                                                                                                                             by borrower.
                                                                                                                       Final Title
7747741228 XXXXXXXXXX XXXXXXXXXX TX    3/XX/2006  2/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                            -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TIL itemization of amount financed did not
                                                                                                                                                                                                                 application date of 02/XX/2006 which is X months prior to consummation. A        disclose Attorney Review fee of $100 as a prepaid finance charge.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 02/XX/2006.                                                      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
7743577893 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Federal Compliance - Unable to determine under disclosure due to                                                                       Yes        TR HUD
                                                                          Other                                        contain either                                                                            Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated missing Itemization of Amount Financed.                                                                                                           Deficiency (UAL
                                                                                                                       Preliminary or                                                                            Finance Charge of $XXX in the amount of $XXX.                                    Federal Compliance - TIL in file indicated to be final, expected                                                                                  State)
                                                                                                                       Final Title                                                                                                                                                                funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                                                                                                  Required Parties
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                  Business Days From Transaction Date
                                                                                                                                                                                                                                                                                                  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                                                                                                  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                                                                                                  General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                  Closing / Title - TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped
                                                                                                                                                                                                                                                                                                  Used For Fee Testing
7743382811 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - New York Prepayment Penalty Junior Lien: New York         State Compliance - New York Prepayment Penalty Junior Lien                                                                                        -
                                                                          Debt Consolidation                                                                                                                     Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
7740825895 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 05/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Non Same Lender Refinance
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 may impact high cost findings.                                                   same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 missing information.                                                             contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7738924132 XXXXXXXXXX XXXXXXXXXX OH    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio         State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement                                                                             -
                                                                          Other                                                                                                                                  Prepayment Penalty:  Loan contains an impermissible prepayment penalty which     of Receipt of Home Mortgage Loan Information Document Not Retained by
                                                                                                                                                                                                                 allows for a prepayment penalty on a refinance by the same lender. (applies only Lender)
                                                                                                                                                                                                                 to Second Mortgage Loan Act registrants)                                         State Compliance - PPP Expired. Prepayment not allowed per state (OH)
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of     on (SMLA) prepayment penalty not allowed on refinance by same lender -
                                                                                                                                                                                                                 Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio note states 1%, 1%, 1%. Lender is XXXX.
                                                                                                                                                                                                                 Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan
                                                                                                                                                                                                                 Information Document not retained by lender.
7738816729 XXXXXXXXXX XXXXXXXXXX TX    11/XX/2005 11/XX/2005   Primary    Purchase                                     File does not                 D           D           D           D           D                                                                                            General Appraisal Requirements - Due to lack of appraised value,                                                                       Yes        TR
                                                                                                                       contain either                                                                                                                                                             compliance tests requiring an LTV were run off an assumed value of a                                                                              Indeterminable
                                                                                                                       Preliminary or                                                                                                                                                             contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                                                                                                               Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                                                                                                  Testing
7732591615 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          State Compliance - 5% late charge exceeds 2% maximum per state (NY)
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - Grace period min not allowed per state (NY) - min
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            grace period for NY is 15 days - note states 10
                                                                                                                                                                                                                 application date of 03/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - FACTA Disclosure Missing for testing was 10/XX/2005.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
7729664450 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Notice of Right to Cancel Missing                                                                                            Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Federal Compliance - Property Type Not Provided
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 of 08/XX/2006 used as disbursement date for compliance testing.                  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            state (NJ).
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7720887066 XXXXXXXXXX XXXXXXXXXX KY    1/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
7708410964 XXXXXXXXXX XXXXXXXXXX AZ    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                           contain either                                                                            Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                       Final Title                                                                               applicant within three (3) business days of application.                         Miscellaneous Compliance - (Doc Error) Initial GFE not provided
7705679762 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          [B] Closing /  File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                         Title -        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                        Security       Preliminary or                                                                            of 11/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                        Instrument is  Final Title.                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                        not on a                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        FNMA/FHLMC                                                                                               practicable time after using credit score.                                       contract sales price or original loan amount, whichever applies.
                                                                                                        form and does                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                        not contain                                                                                              application date located in file.  Compliance tests were run using an            by borrower.
                                                                                                        the following                                                                                            application date of 10/XX/2006 which is X months prior to consummation. A        Federal Compliance - TIL in file indicated to be final, expected
                                                                                                        clauses:: ___                                                                                            lookback was performed to determine this application date.  The final date used  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 for testing was 05/XX/2006.                                                      or
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Underdisclosure is payment stream related.  Final
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        TIL payment stream shows 240 payments of $334.33 per month;  actual
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      payment stream shows 239 payments of $334.33 and 1 payment of $393.04.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Application Date.                                                                Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Application
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 timing requirements.                                                             same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
7705475887 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
7700051209 XXXXXXXXXX XXXXXXXXXX DC    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                                                                                                  Federal Compliance - Document not provided
                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                                                                                                  Provided Timely
                                                                                                                                                                                                                                                                                                  General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
7694089948 XXXXXXXXXX XXXXXXXXXX NC    3/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Federal FACTA Disclosure Timing Test                                                                                         -
                                                                          Other                                                                                                                                  Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Miscellaneous Compliance - (Doc Error) Initial GFE not provided practicable time after using credit score.
7688122527 XXXXXXXXXX XXXXXXXXXX CT    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Consummation
                                                                                                                       Preliminary or                                                                            of 10/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date of 09/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 for testing was 04/XX/2007.                                                      Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Application Date.                                                                contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Closing / Title - TIL in file indicated to be final is not signed or
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
7685804799 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2005 10/XX/2005   Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                       contain either                                                                            application date located in file.  Compliance tests were run using an
                                                                                                                       Preliminary or                                                                            application date of 10/XX/2005 which is X months prior to consummation. A
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
7681519314 XXXXXXXXXX XXXXXXXXXX WA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            application date of 10/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Application
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 testing may be impacted.                                                         General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7678180055 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2006  6/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 06/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7673382507 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Preliminary or                                                                            of 05/XX/2005 used as disbursement date for compliance testing.                  Provided Timely
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 of account opening.                                                              Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Application Date.                                                                compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7671742650 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2008  1/XX/2008    Primary    Refinance UTD                                File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       preliminary or                                                                            of 02/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       final                                                                                     [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 01/XX/2008 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7664719311 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 02/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7663807992 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL itemization did not disclose a $300                                                                                      -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure.                          settlement fee as prepaid finance charge.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
7662424333 XXXXXXXXXX                             4/XX/2006    UTD        UTD UTD                                                                    D           D           D           D           D                                                                                            General Appraisal Requirements - Due to lack of appraised value,                                                                       UTD        Indeterminable
                                                                                                                                                                                                                                                                                                  compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                  Application / Processing - Missing Document: Missing Lender's Initial
                                                                                                                                                                                                                                                                                                  1003
                                                                                                                                                                                                                                                                                                  Loan File - File only contains Mortgage. Compliance testing not completed.
                                                                                                                                                                                                                                                                                                  Closing / Title - Missing Document: Note - Subject Lien not provided
7659137064 XXXXXXXXXX XXXXXXXXXX OH    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment    State Compliance - PPP Expired. Prepayment charge not allowed per                                                                                 -
                                                                                                                                                                                                                 Penalty:  Loan contains an impermissible prepayment penalty; however Note or     state (OH) - max prepayment charge for OH is 0% for refinance - note
                                                                                                                                                                                                                 Prepay Addendum provides specific language that prepay will not exceed maximum   states 1%. Lender is XXXX.
                                                                                                                                                                                                                 permitted by applicable law.                                                     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7657698364 XXXXXXXXXX XXXXXXXXXX MA    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
7657685796 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 05/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
7653855198 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - County Name Missing: County from the Security           Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                              -
                                                                          Debt Consolidation                                                                                                                     Instrument was not provided.                                                     Consummation
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Note Date of 01/XX/2008 used as Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 disbursement date for compliance testing.                                        Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - Late charge for state of NY is 2% for 15 days,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            subject transaction exceeded this at 4% for 15 days.
                                                                                                                                                                                                                 application date of 12/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - County Name Missing
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as          contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all
                                                                                                                                                                                                                 date used as transaction date for purposes of determining compliance with        required parties
                                                                                                                                                                                                                 rescission timing requirements                                                   Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
7649166797 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            of 05/XX/2004 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 04/XX/2004 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7644618970 XXXXXXXXXX XXXXXXXXXX WA    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
7636634461 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            of 07/XX/2005 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 06/XX/2005 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 01/XX/2005.                                                      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7632063770 XXXXXXXXXX XXXXXXXXXX PA    12/XX/2005 12/XX/2005   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.
                                                                                                                       Final Title.
7631586632 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 08/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Used on Same Lender Refinance (Third Circuit)
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 may impact high cost findings.                                                   Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Miscellaneous Compliance - (Doc Error) Initial GFE not provided missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used
                                                                                                                                                                                                                 on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7630368026 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2008  12/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 01/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 12/XX/2007 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 may impact high cost findings.                                                   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7629960683 XXXXXXXXXX XXXXXXXXXX PA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 04/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
7629463966 XXXXXXXXXX XXXXXXXXXX VA    2/XX/2008  1/XX/2008    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Security                                                                                                 of 02/XX/2008 used as disbursement date for compliance testing.                  Application
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Required Parties
                                                                                                        FNMA/FHLMC                                                                                               application date of 01/XX/2008 which is X months prior to consummation. A        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.                       Business Days From Transaction Date
                                                                                                        not contain                                                                                              [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                        the following                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        clauses:: ___                                                                                            if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 missing information.                                                             contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7629435463 XXXXXXXXXX XXXXXXXXXX MA    8/XX/2010  7/XX/2010    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain                                                                                                                                                                    Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                                                                                                             Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       final title                                                                                                                                                                Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                                                                                                  Provided Timely
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                                                                                                  General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                  State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                                                                                                  Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                                                                                                  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                  Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
7627462621 XXXXXXXXXX XXXXXXXXXX MA    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 01/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title                                                                               [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  General Appraisal Requirements - Due to lack of appraised value, file of document or worksheet indicating how the lender determined that the home compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 application date of 12/XX/2005 which is X months prior to consummation. A        or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 for testing was 07/XX/2005.                                                      Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Under-disclosure appears to be due to daily lender refi: Original Lender was not able to be determined. Unable to determine  simple interest calculation on loan.
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     State Compliance - 4% late charge exceeds 3% maximum per state (MA)
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 testing may be impacted.                                                         Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 timing requirements.                                                             same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
7623468394 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 10/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7621003408 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2007  12/XX/2006   Investment Purchase                                                                   D           D           D           D           D                                                                                            Federal Compliance - Missing Initial Loan Application Test                                                                             No         TNR Testing Not
                                                                                                                                                                                                                                                                                                  Federal Compliance - Document used for fee testing was the GFE.                                                                                   Required
7620049478 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            of 11/XX/2007 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Used on Same Lender Refinance
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Business Days From Transaction Date
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 10/XX/2007 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 for testing was 05/XX/2007.                                                      Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used
                                                                                                                                                                                                                 on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not executed on the proper Model Form for a refinancing by the same creditor.
                                                                                                                                                                                                                 The G-5 or H-8 form was used, the G-7 form should have been used.
7618766897 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2004  12/XX/2003   UTD        Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                       Preliminary or                                                                            of 01/XX/2004 used as disbursement date for compliance testing.                  results were generated using a defaulted value of Primary.
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of account opening.                                                              Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Provided Timely
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 to borrower at time of account opening.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7615292228 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Under-disclosure is payment stream related.                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Discrepancy is caused by the calculation of payments versus reflection
                                                                                                                                                                                                                 of 02/XX/2006 used as disbursement date for compliance testing.                  of payments within the Final TIL. Also, the index used at closing was
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        unable to be verified due to missing documentation.
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Business Days From Transaction Date
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.                                    Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
7612423190 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2007  2/XX/2007    Primary    Purchase                                                                   C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - TILA - Final TIL Missing                                                                                                     Late Charge
                                                                                                                                                                                                                 Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 grace period less than 15 days.                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - The greater of10% of the unpaid monthly payment or
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            $40 late charge exceeds 5% maximum per state (NJ)
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7611507770 XXXXXXXXXX XXXXXXXXXX SC    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 of 01/XX/2007 used as disbursement date for compliance testing.                  Disclosure Not Provided)
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 testing may be impacted.
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7606216775 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - HELOC Fees Used For Testing                                                                                                  -
                                                                          Other                                                                                                                                  Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 of account opening.                                                              Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Provided Timely
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 to borrower at time of account opening.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act
                                                                                                                                                                                                                 (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement.
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing
7605861143 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                                                                                                                  lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi if correct TILA rescission form was used.
7603159664 XXXXXXXXXX XXXXXXXXXX MA    2/XX/2007  1/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7596934708 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              Late Charge
                                                                          Other                                                                                                                                  Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Business Days From Transaction Date
                                                                                                                                                                                                                 grace period less than 15 days.                                                  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 of 12/XX/2007 used as disbursement date for compliance testing.                  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  same lender refi
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
7595613991 XXXXXXXXXX XXXXXXXXXX AL    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                           contain either                                                                            Act: Notice of Right to Cancel was not provided.                                 Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                       Final Title.
7594098192 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date State Compliance - 5% late charge exceeds 2% maximum per state (NY).
                                                                                                                       Preliminary or                                                                            of 06/XX/2007 used as disbursement date for compliance testing.                  State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   state (NY).
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 for testing was 12/XX/2006.                                                      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7593502004 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                       Preliminary or                                                                            of 01/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Business Days From Transaction Date
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Application Date.                                                                same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Provided Timely
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value, lookback was performed to determine this application date.  The final date used  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 for testing was 07/XX/2006.                                                      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7592097932 XXXXXXXXXX XXXXXXXXXX SC    9/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    State Compliance - South Carolina Home Loan (Complaint Agency                                                                                     -
                                                                          Other                                                                                                                                  lender refi: Original Lender was not able to be determined. Unable to determine  Disclosure Not Provided)
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         same lender refi
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
7590441060 XXXXXXXXXX XXXXXXXXXX MI    4/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill  State Compliance - Michigan Consumer Caution and Home Ownership                                                                                   -
                                                                                                                                                                                                                 of Rights Disclosure Not Provided Timely): Unable to determine compliance with   Counseling Notice Not Provided Timely
                                                                                                                                                                                                                 timing requirements due to missing Initial Loan Application Date.                State Compliance - Michigan Consumer Mortgage Protection Act (Borrower
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling   Bill of Rights Disclosure Not Provided Timely)
                                                                                                                                                                                                                 Notice Not Provided Timely: Unable to determine compliance with timing           Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 requirements due to missing Initial Loan Application Date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling     Application
                                                                                                                                                                                                                 Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 credit counseling agencies not provided to borrower.                             State Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   (Counseling Agencies List)
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
7586435078 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 8/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
7585757459 XXXXXXXXXX XXXXXXXXXX IL    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 01/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            by borrower.
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        Federal Compliance - TIL in file indicated to be final, expected lookback was performed to determine this application date.  The final date used  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 for testing was 07/XX/2006.                                                      or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Required Parties
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Application
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 missing information.                                                             Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
7578358868 XXXXXXXXXX XXXXXXXXXX SC    8/XX/2006  7/XX/2006    Primary    UTD UTD                                      File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            of 08/XX/2006 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Disclosure Not Provided)
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7574780327 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
7573708981 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2008  12/XX/2007   Primary    Refinance UTD                                File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Disbursement Date Missing
                                                                                                                       Preliminary or                                                                            of 01/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Application Date.                                                                General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7573053336 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
7572051919 XXXXXXXXXX XXXXXXXXXX VA    12/XX/2005 11/XX/2005   Primary    UTD UTD                                                                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 of 12/XX/2005 used as disbursement date for compliance testing.                  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7567521613 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2007 10/XX/2007   UTD        UTD UTD                                      File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              Late Charge
                                                                                                                       contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 of 11/XX/2007 used as disbursement date for compliance testing.                  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 10/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  State Compliance - 10 day grace period less than 15 day minimum per
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   state (NJ)
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
7560010388 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
7559687474 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
7557919729 XXXXXXXXXX XXXXXXXXXX OR    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - CHARM Booklet Disclosure Prior to Closing Timing                                                                             -
                                                                          Debt Consolidation                                                                                                                                                                                                      Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - ARM Disclosure Prior to Closing Timing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
7556317268 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7555686634 XXXXXXXXXX XXXXXXXXXX ID    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                           contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.                                        Application
                                                                                                                       Final Title                                                                               [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7549536365 XXXXXXXXXX XXXXXXXXXX MA    3/XX/2004  3/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                              -
                                                                          Other                                                                                                                                  Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.
7549155572 XXXXXXXXXX XXXXXXXXXX MD    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate           Federal Compliance - CHARM Booklet Disclosure Timing                                                                                              -
                                                                          Debt Consolidation                                                                                                                     disclosure: ARM loan program disclosure not provided to the borrower.            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - CHARM Booklet Disclosure Timing: Unable to determine    Business Days From Transaction Date
                                                                                                                                                                                                                 compliance with timing requirements due to missing Initial Loan Application      Federal Compliance - ARM Disclosure Status Test
                                                                                                                                                                                                                 Date.                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Application
                                                                                                                                                                                                                 of 04/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
7547277830 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2007  2/XX/2007    UTD        UTD UTD                                      File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Notice of Right to Cancel Missing                                                                                            Late Charge
                                                                                                                       contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Federal Compliance - Property Type Not Provided
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 of 03/XX/2007 used as disbursement date for compliance testing.                  results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       State Compliance - Minimum grace period for NJ is 15 days - note
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     states 10 days.
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7540603697 XXXXXXXXXX XXXXXXXXXX KY    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                         File does not                 A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation                           contain either
                                                                                                                       Preliminary or
                                                                                                                       Final Title.
7538855292 XXXXXXXXXX XXXXXXXXXX IN    11/XX/2007 10/XX/2007   Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing                                                                                                     -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TIL Finance Charge under disclosure: Itemization
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than      of Amount Financed does not reflect delivery handling fee $20.00,
                                                                                                                       Final Title.                                                                              0.125%: Truth In Lending Act:  Final TIL APR of X.XX% is underdisclosed from     document retrieval fee $25.00, admin fee of $475, flood cert fee of
                                                                                                                                                                                                                 calculated APR of X.XX% outside of 0.125% tolerance.                             $26, recording service fee of $130 and tax service fee of $81 as
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      prepaid finance charge. TIL Itemization only disclosed prepaid
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated interest charges in the amount of $77.40 and final HUD reflects
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.                                    $322.65. TIL Itemization only disclosed settlement charges in the amount of $45.00 and final HUD reflects $225.00. TIL Itemization disclosed attorney fee of $150.00 and HUD does not reflect an attorney fee.
                                                                                                                                                                                                                                                                                                  Federal Compliance - Final TIL APR Under/Over Disclosed By Greater
                                                                                                                                                                                                                                                                                                  Than 0.125%
7536396521 XXXXXXXXXX XXXXXXXXXX TN    9/XX/2005  9/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7534979087 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2004  3/XX/2004    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.
7534693289 XXXXXXXXXX XXXXXXXXXX PA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 10/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7534536620 XXXXXXXXXX XXXXXXXXXX VA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Non Same Lender Refinance
                                                                                                                                                                                                                 of 05/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 lender refi: Original Lender was not able to be determined. Unable to determine  Business Days From Transaction Date
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
7533276210 XXXXXXXXXX XXXXXXXXXX VA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 02/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Non Same Lender Refinance
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 01/XX/2008 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Application
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  same lender refi
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 missing information.                                                             contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7531250341 XXXXXXXXXX XXXXXXXXXX MD    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                                                                                                                     lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi if correct TILA rescission form was used.
7528469621 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
7519752322 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Home Improvement                                                                                                                       Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] State Compliance - Illinois Late Charge Percent Testing: Note late charge    State Compliance - Illinois Late Charge Percent Testing
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Closing / Title - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Application / Processing - Missing Document: Missing Lender's Initial
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       1003
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7516376980 XXXXXXXXXX XXXXXXXXXX AZ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - Important Terms Disclosure Not                                                                                  -
                                                                          Debt Consolidation                           contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     Provided Timely
                                                                                                                       Preliminary or                                                                            Application Date.                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7516337621 XXXXXXXXXX XXXXXXXXXX PA    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 of 04/XX/2007 used as disbursement date for compliance testing.                  Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Business Days From Transaction Date
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Miscellaneous Compliance - (Doc Error) Initial GFE not provided missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7511453473 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            application date of 05/XX/2006 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 for testing was 12/XX/2005.                                                      Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.                                 Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7504676161 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.
                                                                                                                       Final Title
7503148791 XXXXXXXXXX XXXXXXXXXX NM    12/XX/2007 12/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not   Non Same Lender Refinance
                                                                                                                                                                                                                 executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
7497656994 XXXXXXXXXX XXXXXXXXXX CT    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                         Missing both                  B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                          Other                                        the                                                                                       application date located in file.  Compliance tests were run using an            by borrower.
                                                                                                                       Preliminary                                                                               application date of 10/XX/2006 which is X months prior to consummation. A        Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       and Final                                                                                 lookback was performed to determine this application date.  The final date used  funding date same as disbursement and/or note date but is not signed
                                                                                                                       Title.                                                                                    for testing was 05/XX/2006.                                                      or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - It appears underdisclosure is due to simple
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         interest calculation
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Application
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 missing information.                                                             Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.                                    compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
7497014105 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2005  7/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 of 08/XX/2005 used as disbursement date for compliance testing.                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Application
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Provided Timely
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
7496748323 XXXXXXXXXX XXXXXXXXXX KY    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 09/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
7495043571 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Non Same Lender Refinance
                                                                                                                                                                                                                 of 02/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 application date of 01/XX/2006 which is X months prior to consummation. A        Required Parties
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Business Days From Transaction Date
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Application
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Miscellaneous Compliance - (Doc Error) Initial GFE not provided missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7493868263 XXXXXXXXXX XXXXXXXXXX TX    1/XX/2007  1/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing                                                                                                     -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.
7493290321 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -          [B] Closing /  File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                         Title -        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                        Security       Preliminary or                                                                            of 11/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Payoff Statement Missing
                                                                                                        Instrument is  Final Title                                                                               [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        not on a                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          same lender refi
                                                                                                        FNMA/FHLMC                                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                        form and does                                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                        not contain                                                                                              application date of 10/XX/2005 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                        the following                                                                                            lookback was performed to determine this application date.                       Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        clauses:: ___                                                                                            [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.
7485381084 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - DSI loan                                                                                                                     -
                                                                          Debt Consolidation                           contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                       Preliminary or                                                                            of 12/XX/2007 used as disbursement date for compliance testing.                  by borrower.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 application date of 11/XX/2007 which is X months prior to consummation. A        or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 for testing was 06/XX/2007.                                                      Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 lender refi: Original Lender was not able to be determined. Unable to determine  Business Days From Transaction Date
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        Application
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      same lender refi
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
7484911131 XXXXXXXXXX XXXXXXXXXX PA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Notice of Right to Cancel Expiration Date                                                                               -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Prior or equal to Disbursement Date
                                                                                                        Security                                                                                                 of 04/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        FNMA/FHLMC                                                                                               application date of 03/XX/2006 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.                       Application
                                                                                                        not contain                                                                                              [B] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period    State Compliance - 10 day grace period is less than the 15 day minimum
                                                                                                        the following                                                                                            Testing: Note grace period less than minimum per state.                          allowed per State (PA).
                                                                                                        clauses:: ___                                                                                            [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
7483574748 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 application date of 11/XX/2007 which is X months prior to consummation. A        funding date same as disbursement and/or note date but is not signed lookback was performed to determine this application date.  The final date used  or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 for testing was 11/XX/2007.                                                      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Application
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 missing information.                                                             by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
7482649106 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
7481589143 XXXXXXXXXX XXXXXXXXXX SC    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                                                                                                                  Provided): South Carolina Home Loan: Borrower not provided with a document       State Compliance - South Carolina Late Charge Amount Testing
                                                                                                                                                                                                                 specifying the agency designated to receive complaints or inquiries about the    Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 origination and making of the loan.                                              State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Late Charge Amount Testing: Note late      Disclosure Not Provided)
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7481196272 XXXXXXXXXX XXXXXXXXXX MA    8/XX/2008  6/XX/2008    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          by borrower.
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Final Title                                                                               Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 by closing.                                                                      Federal Compliance - FACTA Disclosure Missing
7480980722 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                                                                                                                  (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7479711501 XXXXXXXXXX XXXXXXXXXX MA    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    State Compliance - Massachusetts Home Loan - Borrower's Interest                                                                                  -
                                                                          Other                                        contain either                                                                            Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Tangible Net Benefit Worksheet Not in File
                                                                                                                       Preliminary or                                                                            file of document or worksheet indicating how the lender determined that the home Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title.                                                                              loan is in the borrower's interest.                                              State Compliance - Massachusetts Open End Late Charge Grace Period
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  Testing
                                                                                                                                                                                                                 Note grace period less than minimum per state.                                   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 12/XX/2005 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7478199758 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably same lender refi
                                                                                                                       Preliminary or                                                                            practicable time after using credit score.                                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Application
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7471676858 XXXXXXXXXX XXXXXXXXXX AZ    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Business Days From Transaction Date: Truth in Lending Act:  Subject loan         Business Days From Transaction Date
                                                                                                                                                                                                                 transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
7470788951 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   State Compliance - 10 day grace period is less than the 15 day minimum                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date allowed per State (NY).
                                                                                                                       Preliminary or                                                                            of 04/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable State Compliance - 5% late charge exceeds 2% maximum allowed per State
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     (NY).
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 03/XX/2006 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a lookback was performed to determine this application date.  The final date used  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 for testing was 10/XX/2005.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7470363362 XXXXXXXXXX XXXXXXXXXX PA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 of 05/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Required Parties
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 04/XX/2006 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7468838811 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2003 10/XX/2003   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 of 11/XX/2003 used as disbursement date for compliance testing.                  Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2003.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7466839328 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Federal Compliance - Notice of Right to Cancel Missing file of document or worksheet indicating how the lender determined that the home State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7461260470 XXXXXXXXXX XXXXXXXXXX MI    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 04/XX/2007 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Borrower Bill of Rights disclosure not provided to borrower.                     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Caution and Home Ownership Counseling Notice not provided to borrower.           Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling     Business Days From Transaction Date
                                                                                                                                                                                                                 Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved State Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                                                                                                                                 credit counseling agencies not provided to borrower.                             (Counseling Agencies List)
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - Michigan Consumer Caution and Home Ownership
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Counseling Notice Not Provided
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        State Compliance - Michigan Consumer Mortgage Protection Act (Borrower
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Bill of Rights Disclosure Not Provided)
                                                                                                                                                                                                                 for testing was 10/XX/2006.                                                      Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
7455405737 XXXXXXXXXX XXXXXXXXXX OH    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       D           D           D           D           D           [C] Federal Compliance - (Missing Data) Late Charge: Late Charge Type was not    Federal Compliance - Right of Rescission Timing - Note Date used as                                                                    Yes        TR Note
                                                                          Debt Consolidation                                                                                                                     provided.  Any applicable Federal, State or Local compliance testing is          Transaction Date                                                                                                                                  Deficiency
                                                                                                                                                                                                                 unreliable.                                                                      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - County Name Missing: County from the Security           Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Instrument was not provided.                                                     Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 12/XX/2005 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - County Name Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Miscellaneous Compliance - (Doc Error) Initial GFE not provided lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Late Charge
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Closing / Title - Missing Document: Note - Subject Lien not provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
7454178180 XXXXXXXXXX XXXXXXXXXX GA    5/XX/2006  5/XX/2006    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
7454001478 XXXXXXXXXX XXXXXXXXXX WA    1/XX/2006  12/XX/2005   UTD        Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       preliminary or                                                                            of 01/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       final title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 12/XX/2005 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7453827933 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                          -
                                                                          Other                                                                                                                                  Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 of account opening.                                                              Prior or equal to Disbursement Date
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Provided Timely
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
7453431995 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not                                                                                  -
                                                                          Debt Consolidation                                                                                                                                                                                                      Provided Timely
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                                                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
7453245317 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
7452814922 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Notice of Right to Cancel Missing                                                                                            Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       state (NJ).
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7451979407 XXXXXXXXXX XXXXXXXXXX GA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Business Days From Transaction Date
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Application
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
7451582723 XXXXXXXXXX XXXXXXXXXX OH    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
7448480856 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2003 11/XX/2003   Primary    UTD UTD                                      File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            of 12/XX/2003 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7444968822 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance UTD                                File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA HELOC - Important Terms Disclosure Not                                                                                  -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Provided Timely
                                                                                                                       Preliminary or                                                                            of 05/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Business Days From Transaction Date
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Credit Agreement Not Signed: Truth in      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Lending Act (HELOC): Credit Agreement not signed by borrower(s).                 same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable Federal Compliance - TILA HELOC - Credit Agreement Not Signed
                                                                                                                                                                                                                 to test billing rights due to missing information.                               Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Required Parties
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7444688279 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2006 11/XX/2006   Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                       contain either                                                                            Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            signature on Affiliated Business Arrangement Disclosure.                         or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Closing / Title - TIL in file is indicated to be final, expected
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.                                    or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Federal Compliance - Final TIL Finance Charge Under Disclosed
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 by closing.                                                                      Affiliated Business Arrangement Disclosure
7439380653 XXXXXXXXXX XXXXXXXXXX MD    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B                                                                                            Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                        contain either                                                                                                                                                             Federal Compliance - TILA - Final TIL Missing
                                                                                                                       Preliminary or                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title.                                                                                                                                                               Federal Compliance - Missing Initial Loan Application Test
7438838260 XXXXXXXXXX XXXXXXXXXX AR    4/XX/2007  3/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
7437789912 XXXXXXXXXX XXXXXXXXXX DC    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - District of Columbia Late Charge Percent Testing: Note    Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                                                                                                                     late charge exceeds maximum per state.                                           Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - 10% late charge exceeds the 5% maximum per state of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            DC.
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 09/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7433293662 XXXXXXXXXX XXXXXXXXXX AL    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                                                                                                                                                                                                   same lender refi
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                  Arrangement Disclosure Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing
7429960577 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2006  7/XX/2006    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                        Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Missing Initial Loan Application Test
                                                                                                        Security                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - FACTA Disclosure Missing
                                                                                                        Instrument is                                                                                            application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        not on a                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A
                                                                                                        FNMA/FHLMC                                                                                               lookback was performed to determine this application date.  The final date used
                                                                                                        form and does                                                                                            for testing was 02/XX/2006.
                                                                                                        not contain                                                                                              [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                        the following
                                                                                                        clauses:: ___
7422179706 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 04/XX/2006 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
7421068513 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Home Improvement                                                                                                                       Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 06/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 05/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
7419115742 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                                       Preliminary or                                                                            of 12/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 practicable time after using credit score.                                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            by borrower.
                                                                                                                                                                                                                 application date of 11/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Application
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TIL in file indicated to be final, expected lender refi: Original Lender was not able to be determined. Unable to determine  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        or
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 testing may be impacted.                                                         Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
7418475703 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   General Appraisal Requirements - Due to lack of appraised value,                                                                       Yes        TR
                                                                          Other                                        contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   compliance tests requiring an LTV were run off an assumed value of a                                                                              Indeterminable
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  contract sales price or original loan amount, whichever applies.                                                                                  (UAL State)
                                                                                                                       Final Title.                                                                              fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 grace period less than 15 days.                                                  Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       State Compliance - 10 day grace period does not meet the 15 day
                                                                                                                                                                                                                 disclosure requirements.                                                         minimum per state (NJ)
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Not Provided of 01/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7410802072 XXXXXXXXXX XXXXXXXXXX MD    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                        contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            practicable time after using credit score.                                       Application
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Unable to determine if loan is a lookback was performed to determine this application date.  The final date used  same lender refi
                                                                                                                                                                                                                 for testing was 11/XX/2006.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Miscellaneous Compliance - (Doc Error) Initial GFE not provided if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
7408506568 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2004  7/XX/2004    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
7407952396 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  Act: Notice of Right to Cancel was not provided.                                 Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
7403843163 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2007  12/XX/2006   Primary    Purchase                                                                   B           B           B           B           B                                                                                            Federal Compliance - FACTA Disclosure Missing                                                                                                     -
7396526840 XXXXXXXXXX XXXXXXXXXX NV    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Federal Compliance - Final TIL Estimated                               REVIEWER - GENERAL       GENERAL COMMENT                        Yes        TR HUD
                                                                          Other                                                                                                                                  For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  Federal Compliance - TILA Rescission - Disbursement Date Less than 3   COMMENT (2019-09-18):    (2019-09-18): Unable to                           Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.                           Business Days From Transaction Date                                    Unable to procure.       procure.
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business            SELLER - GENERAL COMMENT
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of          (2019-09-18): Unable to
                                                                                                                                                                                                                 of 12/XX/2005 used as disbursement date for compliance testing.                  Application                                                            procure.
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 application date of 11/XX/2005 which is X months prior to consummation. A        Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Used For Fee Testing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
7396346606 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
7391790512 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 09/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7381282924 XXXXXXXXXX XXXXXXXXXX VA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B                                                                                            Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Debt Consolidation                           contain either
                                                                                                                       Preliminary or
                                                                                                                       Final Title
7381015470 XXXXXXXXXX XXXXXXXXXX CT    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
7372968988 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
7372446331 XXXXXXXXXX XXXXXXXXXX HI    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 of 07/XX/2007 used as disbursement date for compliance testing.                  Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
7368848753 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       Late Charge
                                                                          Other                                                                                                                                  Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 grace period less than 15 days.                                                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 05/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 04/XX/2006 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    compliance tests requiring an LTV were run off an assumed value of a lender refi: Original Lender was not able to be determined. Unable to determine  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      state (NJ).
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
7368215522 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Underdisclosure is payment stream related.                                                                                   -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Verified DSI and Actual/365.
                                                                                                                       Preliminary or                                                                            of 02/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - 4% late charge exceeds 2% maximum per state (NY).
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Application
                                                                                                                                                                                                                 for testing was 08/XX/2006.                                                      Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 testing may be impacted.                                                         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Closing / Title - TI appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   by borrower.
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
7367086514 XXXXXXXXXX XXXXXXXXXX NC    10/XX/2006 9/XX/2006    Primary    UTD UTD                                                                    D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Federal Compliance - TILA - Final TIL Missing                                                                                          UTD        Indeterminable
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable      Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Federal, State or Local compliance testing is unreliable.                        Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 of 10/XX/2006 used as disbursement date for compliance testing.                  Testing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation.  A
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                 for testing was 04/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7366058475 XXXXXXXXXX XXXXXXXXXX NC    8/XX/2007  8/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
7365905606 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2008  8/XX/2008    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: General Appraisal Requirements - Due to lack of appraised value,                                                                                  Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                                                                                                                                 of 09/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date of 08/XX/2008 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    State Compliance - 10 day grace period less than 15 day minimum per lender refi: Original Lender was not able to be determined. Unable to determine  state (NJ)
                                                                                                                                                                                                                 if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2008, prior to three (3) business days from transaction date of 09/XX/2008.
7365080398 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2006 11/XX/2006   Investment Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other
7363295233 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                       Preliminary or                                                                            of 09/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Business Days From Transaction Date
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A        Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Consummation
                                                                                                                                                                                                                 for testing was 03/XX/2007.                                                      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Application
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 missing information.                                                             by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
7359937846 XXXXXXXXXX XXXXXXXXXX MD    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                                       Preliminary or                                                                            of 08/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably by borrower.
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 lookback was performed to determine this application date.  The final date used  Business Days From Transaction Date
                                                                                                                                                                                                                 for testing was 02/XX/2007.                                                      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Application Date.                                                                contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
7357872516 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         Miscellaneous Compliance - (Doc Error) Initial GFE not provided
7357706210 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA HELOC - Important Terms Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Provided Timely
                                                                                                                                                                                                                 of 04/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Prior or equal to Disbursement Date
                                                                                                                                                                                                                 of account opening.                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Business Days From Transaction Date
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 to borrower at time of account opening.                                          State Compliance - New York Late Charge Grace Period Testing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application Date.                                                                Application
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   same lender refi
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 application date of 03/XX/2008 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Provided Timely
                                                                                                                                                                                                                 for testing was 10/XX/2007.                                                      Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 period less than minimum per state.                                              compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
7357332468 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Non Same Lender Refinance
                                                                                                                                                                                                                 of 07/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 testing may be impacted.                                                         General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
7356198488 XXXXXXXXXX XXXXXXXXXX CT    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                                                                                                                  lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi if correct TILA rescission form was used.
7354818534 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure.                          Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 10/XX/2007 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
7343962221 XXXXXXXXXX XXXXXXXXXX MA    1/XX/2009  11/XX/2008   Primary    Purchase                                                                   D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                   Yes        TR
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable      required parties                                                                                                                                  Indeterminable
                                                                                                                                                                                                                 Federal, State or Local compliance testing is unreliable.                        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                            (UAL State)
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   State Compliance - Massachusetts Mortgage Lender and Broker Regulation
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date (Ability to Repay not Verified)
                                                                                                                                                                                                                 of 01/XX/2009 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - High Cost Indicator Test: Unable to determine if the    Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 loan contains documentation indicating the loan was originated as a high cost    Federal Compliance - High Cost Indicator Test
                                                                                                                                                                                                                 loan due to missing information.                                                 Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Mortgage Lender and Broker Regulation       Application / Processing - Missing Document: Missing Lender's Initial
                                                                                                                                                                                                                 (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker        1003
                                                                                                                                                                                                                 Regulation:  File does not contain evidence that analysis of borrower's ability  Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 to repay was performed based on verified income, obligations, assets, and/or     Testing
                                                                                                                                                                                                                 employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
7341063367 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Other                                                                                                                                                                                                                   Non Same Lender Refinance
                                                                                                                                                                                                                                                                                                  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                  Business Days From Transaction Date
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
7340853731 XXXXXXXXXX XXXXXXXXXX OH    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of     State Compliance - Ohio Consumer Sales Practices Act (No Documentation                                                                            -
                                                                          Other                                                                                                                                  Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio    of Tangible Net Benefit Analysis)
                                                                                                                                                                                                                 Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan   State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement
                                                                                                                                                                                                                 Information Document not received by borrower within five (5) business days of   of Receipt of Home Mortgage Loan Information Document Not Received
                                                                                                                                                                                                                 application.                                                                     Timely)
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 loan file does not contain documentation of the analysis of the borrower's       Application
                                                                                                                                                                                                                 reasonable tangible net benefit.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7340256895 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Business Days From Transaction Date
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Application
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
7339771724 XXXXXXXXXX XXXXXXXXXX CT    12/XX/2005 11/XX/2005   Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
7337126311 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Federal Compliance - $929.45 prepaid interest was collected on the                                                                                -
                                                                          Debt Consolidation                                                                                                                     Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated final HUD but not calculated into the finance charge, resulting in the
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.                                    under disclosure.
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing
7331487258 XXXXXXXXXX XXXXXXXXXX MA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Federal Compliance - Notice of Right to Cancel Missing file of document or worksheet indicating how the lender determined that the home State Compliance - PPP Expired. Prepayment charge not allowed per
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              state (MA) - law limits the maximum amount of prepayment in connection
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Prepayment Penalty: Massachusetts           with a loan to the lesser of 3 months' interest or the balance of the
                                                                                                                                                                                                                 Prepayment Penalty:  Loan contains an impermissible prepayment penalty of        first year's interest - note states if amount paid in excess of 20%
                                                                                                                                                                                                                 greater than 3 months interest.                                                  then 1.5% of prepaid amount charged. XXXX.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 06/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7328027362 XXXXXXXXXX XXXXXXXXXX MA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Debt Consolidation                           contain either                                                                            Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Non Same Lender Refinance
                                                                                                                       Preliminary or                                                                            file of document or worksheet indicating how the lender determined that the home Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       Final Title.                                                                              loan is in the borrower's interest.                                              Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         same lender refi
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
7326687659 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2006 11/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - Illinois Late Charge Percent Testing: Note late charge    State Compliance - 15 day late charge grace period exceeds the 10 day                                                                             -
                                                                                                                                                                                                                 exceeds maximum per state.                                                       per state IL
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
7323525826 XXXXXXXXXX XXXXXXXXXX UT    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                        contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.
                                                                                                                       Final Title.
7322924559 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Missing Initial Loan Application No Fees                                                                          No         TNR Testing Not
                                                                          Other                                        contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement                                                                              Required
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title                                                                               fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Provided Timely
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 disclosure requirements.                                                         General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 of 09/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Not Provided
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation.  A
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                 for testing was 03/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7311497229 XXXXXXXXXX XXXXXXXXXX IN    8/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan         Business Days From Transaction Date
                                                                                                                                                                                                                 transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
7305051280 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2007  6/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
7301145000 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 for testing was 10/XX/2006.                                                      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
7299930798 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 of 09/XX/2007 used as disbursement date for compliance testing.                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Application
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
7297415346 XXXXXXXXXX XXXXXXXXXX AZ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing evidence provided prior to 7/11/2007.                                                                                -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7296531591 XXXXXXXXXX XXXXXXXXXX GA    6/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                                                        A           A           A           A           A                                                                                                                                                                                                                                              -
7295362430 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2007  2/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
7293190034 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2005  8/XX/2005    Primary    Refinance Rate/Term                          "File does not                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                       contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                       Preliminary or                                                                            application date of 08/XX/2005 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title"                                                                              lookback was performed to determine this application date.                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.                                 contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7291707321 XXXXXXXXXX XXXXXXXXXX MI    7/XX/2003  7/XX/2003    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date State Compliance - Michigan Late Charge Percent and Amount Testing
                                                                                                                                                                                                                 of 07/XX/2003 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7290844480 XXXXXXXXXX XXXXXXXXXX IL    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   State Compliance - Illinois Late Charge Percent Testing                                                                                           -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 of 02/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] State Compliance - Illinois Late Charge Percent Testing: Note late charge    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7283891359 XXXXXXXXXX XXXXXXXXXX WA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Home Improvement
7281101347 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 04/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
7273322361 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 05/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
7269397348 XXXXXXXXXX XXXXXXXXXX MA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            State Compliance - Massachusetts Home Loan - Borrower's Interest                                                                                  -
                                                                          Other                                                                                                                                                                                                                   Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing
7264177381 XXXXXXXXXX XXXXXXXXXX TN    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                                                                                                   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
7263845916 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Prior or equal to Disbursement Date
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan         Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 transaction disbursed on 08/XX/2007, prior to three (3) business days from       Business Days From Transaction Date
                                                                                                                                                                                                                 transaction date of 08/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
7260837368 XXXXXXXXXX XXXXXXXXXX MN    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 07/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005.
7260378217 XXXXXXXXXX XXXXXXXXXX OH    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                        Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - FACTA Disclosure Missing
                                                                                                        Security                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        Instrument is                                                                                            application date located in file.  Compliance tests were run using an
                                                                                                        not on a                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A
                                                                                                        FNMA/FHLMC                                                                                               lookback was performed to determine this application date.  The final date used
                                                                                                        form and does                                                                                            for testing was 06/XX/2006.
                                                                                                        not contain
                                                                                                        the following
                                                                                                        clauses:: ___
7260298264 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
7254011669 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                          Other                                        contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably by borrower.
                                                                                                                       Preliminary or                                                                            practicable time after using credit score.                                       General Appraisal Requirements - No appraisal in file and no
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   documentation indicating property value at time of origination found
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            in file.
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        Federal Compliance - TIL in file indicated to be final, expected lookback was performed to determine this application date.  The final date used  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 for testing was 05/XX/2006.                                                      or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Required Parties
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - No signatures on Final TIL
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     same lender refi
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
7248427472 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
7247884935 XXXXXXXXXX XXXXXXXXXX TX    9/XX/2005  8/XX/2005    Primary    Refinance Rate/Term                                                        D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Federal Compliance - Unable to determine under disclosure due to                                                                       Yes        TR HUD
                                                                                                                                                                                                                 For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  missing itemization of amount financed.                                                                                                           Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.                           Federal Compliance - Unable to determine under disclosure due to
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than      missing itemization of amount financed.
                                                                                                                                                                                                                 0.125%: Truth In Lending Act:  Final TIL APR of X.XX% is underdisclosed from     Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped
                                                                                                                                                                                                                 calculated APR of X.XX% outside of 0.125% tolerance.                             Used For Fee Testing
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
7246285944 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Missing Initial Loan Application No Fees                                                                          Yes        TR
                                                                          Other                                        contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement                                                                              Indeterminable
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title                                                                               fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     State Compliance - Greater of 5% or $10 exceeds 2% maximum late charge
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        in the state of NY.
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  State Compliance - 10 day grace period is < 15 days required in the in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  state of NY.
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 disclosure requirements.                                                         General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 08/XX/2005 which is X months prior to consummation.  A       Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 lookback was performed to determine this application date. Due to missing HUD-1  Not Provided or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7245254783 XXXXXXXXXX XXXXXXXXXX NM    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                        contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.
                                                                                                                       Final Title.
7241221847 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                        Security                                                                                                 of 01/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Required Parties
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        FNMA/FHLMC                                                                                               application date of 12/XX/2007 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.                       Federal Compliance - Under disclosure is a payment stream issue as a
                                                                                                        not contain                                                                                              [B] State Compliance - New York Late Charge Percent Testing: Note late charge    result of the DSI calculations.
                                                                                                        the following                                                                                            exceeds maximum per state.                                                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                        clauses:: ___                                                                                            [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   State Compliance - 4% late charge exceeds 2% maximum allowed per State
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   (NY).
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7239335464 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            of 11/XX/2006 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7237127110 XXXXXXXXXX XXXXXXXXXX SC    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          [C] Title /                                  B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                          Debt Consolidation            Lien Defect -                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date by borrower.
                                                                                                        Title Evidence                                                                                           of 04/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                        is not a                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                        standard                                                                                                 application date located in file.  Compliance tests were run using an            Disclosure Not Provided)
                                                                                                        policy.: Title                                                                                           application date of 03/XX/2006 which is X months prior to consummation. A        Federal Compliance - TIL in file indicated to be final, expected
                                                                                                        Evidence: ___                                                                                            lookback was performed to determine this application date.  The final date used  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 for testing was 10/XX/2005.                                                      or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Business Days From Transaction Date
                                                                                                                                                                                                                 timing requirements.                                                             Federal Compliance - Unable to determine under disclosure due to
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not missing itemization of amount financed.
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 specifying the agency designated to receive complaints or inquiries about the    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 origination and making of the loan.                                              General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
7236660429 XXXXXXXXXX XXXXXXXXXX MI    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - TILA HELOC - Billing Rights Disclosure Not                                                                                   -
                                                                          Other                                                                                                                                  Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Provided Timely
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable   State Compliance - Michigan Late Charge Percent and Amount Testing
                                                                                                                                                                                                                 to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
7235092667 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated   Arrangement Disclosure Missing
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
7232202313 XXXXXXXXXX XXXXXXXXXX IN    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 02/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7231998200 XXXXXXXXXX XXXXXXXXXX CT    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            application date of 06/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 for testing was 01/XX/2007.                                                      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
7230006794 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Notice of Right to Cancel Missing                                                                                 Yes        TR
                                                                          Other                                        contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Federal Compliance - Missing Initial Loan Application No Fees                                                                                     Indeterminable
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  Federal Compliance - Disbursement Date Missing                                                                                                    (UAL State)
                                                                                                                       Final Title                                                                               fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Mortgage loan contains an impermissible late charge of greater than 5.0% or a    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 grace period less than 15 days.                                                  State Compliance - Grace period not allowed per state (NJ) - min grace
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  period for NJ is 15 days - note states 10 days.
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       Not Provided
                                                                                                                                                                                                                 disclosure requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7228843410 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - payment stream variance DSI loan                                                                                             -
                                                                          Other                                        contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Preliminary of                                                                            practicable time after using credit score.                                       same lender refi
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A        or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Prior or equal to Disbursement Date
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Business Days From Transaction Date
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 timing requirements.                                                             contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated required parties
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.                                    Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         by borrower
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
7227381580 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2005  1/XX/2005    UTD        UTD UTD                                                                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 of 02/XX/2005 used as disbursement date for compliance testing.                  Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 Application Date.                                                                results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date of 01/XX/2005 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7226941223 XXXXXXXXXX XXXXXXXXXX SC    12/XX/2006 11/XX/2006   Investment Purchase                                                                   D           D           D           D           D                                                                                            Federal Compliance - Missing Initial Loan Application No Fees                                                                          No         TNR Testing Not
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing                                                                                                    Required
                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                                                                                                  Testing
7220094109 XXXXXXXXXX XXXXXXXXXX MA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                                                                                                                     Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  same lender refi file of document or worksheet indicating how the lender determined that the home State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
7217075886 XXXXXXXXXX XXXXXXXXXX IN    4/XX/2007  3/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
7214931584 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                              -
                                                                          Other                                        contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Consummation
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
7212403484 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2008  2/XX/2008    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Federal Compliance - (Missing Data) Last Rate Set Date                                                                                            -
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
7210165591 XXXXXXXXXX XXXXXXXXXX PA    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
7209640469 XXXXXXXXXX XXXXXXXXXX NC    9/XX/2006  8/XX/2006    UTD        Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 09/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        same lender refi
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Miscellaneous Compliance - Unable to determine occupancy, compliance lender refi: Original Lender was not able to be determined. Unable to determine  results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
7208250667 XXXXXXXXXX XXXXXXXXXX NC    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 03/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Under-disclosure is interest rate and payment
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        stream related. Discrepancy is caused by the calculation of DSI
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       payments versus reflection of payments within the Final TIL.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   same lender refi
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 timing requirements.                                                             compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7206929744 XXXXXXXXXX XXXXXXXXXX UT    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Federal Compliance - (Missing Data) Unable to determine if loan is a   SELLER - GENERAL COMMENT GENERAL COMMENT                        Yes        TR HUD
                                                                          Other                                                                                                                                  For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  same lender refi                                                       (2019-08-28): The final  (2019-08-28): The final                           Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.                           Federal Compliance - RESPA Disclosure - Affiliated Business            HUD-1 was located in the HUD-1 was located in the
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of          loan file. Please take   loan file. Please take
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Application                                                            note that it is common   note that it is common
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped practice for loans       practice for loans
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Used For Fee Testing                                                   funded in a dry funding  funded in a dry funding
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure                                                                         state, such as Utah      state, such as Utah
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to                                                                            where the subject loan   where the subject loan
                                                                                                                                                                                                                 applicant within three (3) business days of application.                                                                                                was funded, not to have  was funded, not to have
                                                                                                                                                                                                                                                                                                                                                                         signatures or a          signatures or a
                                                                                                                                                                                                                                                                                                                                                                         certified stamp.  Loans  certified stamp.  Loans
                                                                                                                                                                                                                                                                                                                                                                         in the above mentioned   in the above mentioned
                                                                                                                                                                                                                                                                                                                                                                         state are allowed to be  state are allowed to be
                                                                                                                                                                                                                                                                                                                                                                         funded prior to the      funded prior to the
                                                                                                                                                                                                                                                                                                                                                                         disbursement of funds    disbursement of funds
                                                                                                                                                                                                                                                                                                                                                                         and without the          and without the
                                                                                                                                                                                                                                                                                                                                                                         borrower(s) being        borrower(s) being
                                                                                                                                                                                                                                                                                                                                                                         present to sign          present to sign
                                                                                                                                                                                                                                                                                                                                                                         documents.  However, the documents.  However, the
                                                                                                                                                                                                                                                                                                                                                                         HUD-1 must reflect that  HUD-1 must reflect that
                                                                                                                                                                                                                                                                                                                                                                         it is "Final", which it  it is "Final", which it
                                                                                                                                                                                                                                                                                                                                                                         does.                    does.
                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                         COMMENT (2019-08-28):    GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                                                         Agree that borrower is   (2019-09-18): The issue
                                                                                                                                                                                                                                                                                                                                                                         not required to sign but cited has either been
                                                                                                                                                                                                                                                                                                                                                                         we do require either     resolved or was
                                                                                                                                                                                                                                                                                                                                                                         certified stamp or       determined to not be an
                                                                                                                                                                                                                                                                                                                                                                         signature of settlement  exception as noted.
                                                                                                                                                                                                                                                                                                                                                                         agent, neither of which  Please take note that it
                                                                                                                                                                                                                                                                                                                                                                         is present.  Exception   is common practice for
                                                                                                                                                                                                                                                                                                                                                                         remains.                 loans funded in a dry
                                                                                                                                                                                                                                                                                                                                                                         SELLER - GENERAL COMMENT funding state, such as
                                                                                                                                                                                                                                                                                                                                                                         (2019-09-18): The issue  Utah where the subject
                                                                                                                                                                                                                                                                                                                                                                         cited has either been    loan was funded, not to
                                                                                                                                                                                                                                                                                                                                                                         resolved or was          have signatures or a
                                                                                                                                                                                                                                                                                                                                                                         determined to not be an  certified stamp.  Loans
                                                                                                                                                                                                                                                                                                                                                                         exception as noted.      in Utah are allowed to
                                                                                                                                                                                                                                                                                                                                                                         Please take note that it be funded prior to the
                                                                                                                                                                                                                                                                                                                                                                         is common practice for   disbursement of funds
                                                                                                                                                                                                                                                                                                                                                                         loans funded in a dry    and without the
                                                                                                                                                                                                                                                                                                                                                                         funding state, such as   borrower(s) being
                                                                                                                                                                                                                                                                                                                                                                         Utah where the subject   present to sign
                                                                                                                                                                                                                                                                                                                                                                         loan was funded, not to  documents.  However, the
                                                                                                                                                                                                                                                                                                                                                                         have signatures or a     HUD-1 must reflect that
                                                                                                                                                                                                                                                                                                                                                                         certified stamp.  Loans  it is "Final", which it
                                                                                                                                                                                                                                                                                                                                                                         in Utah are allowed to   does. The loan file
                                                                                                                                                                                                                                                                                                                                                                         be funded prior to the   contains the Final HUD-1
                                                                                                                                                                                                                                                                                                                                                                         disbursement of funds    stamped "Final HUD-1."
                                                                                                                                                                                                                                                                                                                                                                         and without the
                                                                                                                                                                                                                                                                                                                                                                         borrower(s) being
                                                                                                                                                                                                                                                                                                                                                                         present to sign
                                                                                                                                                                                                                                                                                                                                                                         documents.  However, the
                                                                                                                                                                                                                                                                                                                                                                         HUD-1 must reflect that
                                                                                                                                                                                                                                                                                                                                                                         it is "Final", which it
                                                                                                                                                                                                                                                                                                                                                                         does. The loan file
                                                                                                                                                                                                                                                                                                                                                                         contains the Final HUD-1
                                                                                                                                                                                                                                                                                                                                                                         stamped "Final HUD-1."
                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                         COMMENT (2019-09-18):
                                                                                                                                                                                                                                                                                                                                                                         Agree that borrower is
                                                                                                                                                                                                                                                                                                                                                                         not required to sign but
                                                                                                                                                                                                                                                                                                                                                                         we do require either
                                                                                                                                                                                                                                                                                                                                                                         certified stamp or
                                                                                                                                                                                                                                                                                                                                                                         signature of settlement
                                                                                                                                                                                                                                                                                                                                                                         agent, neither of which
                                                                                                                                                                                                                                                                                                                                                                         is present. Exception
                                                                                                                                                                                                                                                                                                                                                                         remains.
7204131056 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2007 10/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.   Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7203256022 XXXXXXXXXX XXXXXXXXXX VA    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                                                                                                                                 of 05/XX/2005 used as disbursement date for compliance testing.                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Required Parties
                                                                                                                                                                                                                 application date of 04/XX/2005 which is X months prior to consummation. A        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Disbursement Date Missing if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7202861559 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
7201660320 XXXXXXXXXX XXXXXXXXXX MI    12/XX/2005 12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill  State Compliance - Michigan Consumer Mortgage Protection Act                                                                                      -
                                                                          Other                                                                                                                                  of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:   (Counseling Agencies List)
                                                                                                                                                                                                                 Borrower Bill of Rights disclosure not provided to borrower.                     State Compliance - Michigan Consumer Caution and Home Ownership
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling   Counseling Notice Not Provided
                                                                                                                                                                                                                 Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer        State Compliance - Michigan Consumer Mortgage Protection Act (Borrower
                                                                                                                                                                                                                 Caution and Home Ownership Counseling Notice not provided to borrower.           Bill of Rights Disclosure Not Provided)
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling
                                                                                                                                                                                                                 Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
7200538899 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2004 11/XX/2004   Primary    Refinance UTD                                File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              Late Charge
                                                                                                                       contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 of 12/XX/2004 used as disbursement date for compliance testing.                  same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 11/XX/2004 which is X months prior to consummation. A        State Compliance - Ten (10) day grace period for the late charge does lookback was performed to determine this application date.  The final date used  not conform with 15 day minimum per state (NJ) Regs.
                                                                                                                                                                                                                 for testing was 06/XX/2004.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004.
7199393880 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            at Account opening. Unable to validate accuracy of and compliance with fee       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               disclosure requirements.                                                         Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Used on Same Lender Refinance
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of 05/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used
                                                                                                                                                                                                                 on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not executed on the proper Model Form for a refinancing by the same creditor.
                                                                                                                                                                                                                 The G-5 or H-8 form was used, the G-7 form should have been used.
7198227606 XXXXXXXXXX XXXXXXXXXX MA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File is                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        missing both                                                                              Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary                                                                               of 08/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       and Final                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Title.                                                                                    Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  funding date same as disbursement and/or note date but is not signed file of document or worksheet indicating how the lender determined that the home or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      Required Parties
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - Massachusetts Late Charge Percent Testing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 for testing was 02/XX/2007.                                                      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  same lender refi
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Application Date.                                                                Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      by borrower.
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
7196886705 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 of 07/XX/2004 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7187970118 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2005  6/XX/2005    Primary    Refinance UTD                                                              B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 07/XX/2005 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7186785061 XXXXXXXXXX XXXXXXXXXX DC    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /  File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation            Title -        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                        Security       Preliminary or                                                                            of 06/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TIL in file indicated to be final, expected
                                                                                                        Instrument is  Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   funding date same as disbursement and/or note date but is not signed
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            or dated by borrower so cannot confirm that borrower received
                                                                                                        FNMA/FHLMC                                                                                               application date of 05/XX/2007 which is X months prior to consummation. A        Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.  The final date used  Required Parties
                                                                                                        not contain                                                                                              for testing was 12/XX/2006.                                                      Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        the following                                                                                            [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Business Days From Transaction Date
                                                                                                        clauses:: ___                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Application
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 missing information.                                                             compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  by borrower
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
7185962749 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2008  4/XX/2008    Primary    Purchase                                                                   D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Federal Compliance - FACTA Disclosure Missing                          SELLER - GENERAL COMMENT GENERAL COMMENT                        Yes        TR HUD
                                                                                                                                                                                                                 For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped (2019-09-10): The        (2019-09-10): The                                 Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.                           Used For Fee Testing                                                   missing document has     missing document has
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                               been located and         been located and
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                                                                                                 uploaded.                uploaded.
                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                         COMMENT (2019-09-10):
                                                                                                                                                                                                                                                                                                                                                                         HUD provided not signed
                                                                                                                                                                                                                                                                                                                                                                         or stamped.  Exception
                                                                                                                                                                                                                                                                                                                                                                         remains.
7184941608 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2002 9/XX/2002    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 10/XX/2002 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   State Compliance - New Jersey Subordinate Lien Late Charge Percent
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Testing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 application date of 09/XX/2002 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 for testing was 04/XX/2002.                                                      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] State Compliance - New Jersey Subordinate Lien Late Charge Percent Testing:  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2002, prior to three (3) business days from transaction date of 10/XX/2002.
7183290922 XXXXXXXXXX XXXXXXXXXX MA    2/XX/2002  1/XX/2002    Primary    UTD UTD                                      File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                       contain either                                                                            application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                       Preliminary or                                                                            application date of 01/XX/2002 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 for testing was 08/XX/2001.                                                      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.                                 Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7181742567 XXXXXXXXXX XXXXXXXXXX PA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                         Preliminary                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Right of Rescission Timing - Receipt Date Missing                                                                            -
                                                                          Other                                        and Final                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                       Title not                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       provided.                                                                                 lookback was performed to determine this application date.                       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Application
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 missing information.                                                             same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7178840444 XXXXXXXXXX XXXXXXXXXX CT    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       C           C           C           C           C           [C] State Compliance - Connecticut Prepayment Penalty Test: Connecticut          General Appraisal Requirements - Due to lack of appraised value,       SELLER - GENERAL COMMENT GENERAL COMMENT                                   State - NC
                                                                          Debt Consolidation                                                                                                                     Prepayment Penalty:  Prepayment penalty not permissible by state law under the   compliance tests requiring an LTV were run off an assumed value of a   (2019-09-23): At the     (2019-09-23): At the
                                                                                                                                                                                                                 Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.       contract sales price or original loan amount, whichever applies.       time of origination XXXX time of origination XXXX
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All     was a national bank and  was a national bank and
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties                                                       state prepay penalties   state prepay penalties
                                                                                                                                                                                                                 of 12/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3   were preempted by        were preempted by
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date                                    federal federal laws.    federal federal laws.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business            XX can validate this is  XX can validate this is
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of          not a high-cost loan     not a high-cost loan
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Application                                                            because points and fees  because points and fees
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure -  Missing Signature on          do not exceed            do not exceed
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Affiliated Business Arrangement Disclosure                             anti-predatory lending   anti-predatory lending
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a   limits.                  limits.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     same lender refi                                                       REVIEWER - GENERAL
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Missing Initial Loan Application Test             COMMENT (2019-09-23):
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Disbursement Date Missing                         Preempt to federal laws
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Miscellaneous Compliance - (Doc Error) Initial GFE not provided        doesn't carryover to the
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  State Compliance - Connecticut Prepayment Penalty Test                 subsequent note holder.
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7173601814 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            of 06/XX/2006 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7173585837 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2005 11/XX/2005   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
7172120438 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                          File does not                 B           B           B           B           B                                                                                            Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                       contain either                                                                                                                                                             funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                                                                                                             or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title.                                                                                                                                                               Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8
                                                                                                                                                                                                                                                                                                  Used on Same Lender Refinance (Third Circuit)
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                  Business Days From Transaction Date
                                                                                                                                                                                                                                                                                                  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                                                                                                  Closing / Title - TIL appears to be final but not signed nor initialed by borrower.
7167123357 XXXXXXXXXX XXXXXXXXXX CT    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Right of Rescission Timing - Receipt Date Missing                                                                            -
                                                                          Debt Consolidation                           contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Preliminary or                                                                            practicable time after using credit score.                                       funding date same as disbursement and/or note date but is not signed
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Application
                                                                                                                                                                                                                 for testing was 10/XX/2006.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Closing / Title - TIL appears to be final but not signed or initialed
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   by borrower.
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
7166794842 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                        contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    or
                                                                                                                       Final Title                                                                               Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 for testing was 09/XX/2006.                                                      by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
7165617452 XXXXXXXXXX XXXXXXXXXX MD    6/XX/2006  5/XX/2006    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
7161126907 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Application
                                                                                                                                                                                                                 of 08/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    General Appraisal Requirements - Due to lack of appraised value, lender refi: Original Lender was not able to be determined. Unable to determine  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     State Compliance - 10 day grace period with greater of 5% or $10 late
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  charge is outside parameters of 15 day minimum grace period with
                                                                                                                                                                                                                 testing may be impacted.                                                         maximum 5% late charge for 2nd liens in the state of NJ as of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      11/27/2003.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
7159181091 XXXXXXXXXX XXXXXXXXXX AZ    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - The itemization of amount financed had the                                                                                   -
                                                                          Debt Consolidation            Title -                                                                                                  Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably processing fee of $355, the HUD showed $425, itemization notary fee
                                                                                                        Security                                                                                                 practicable time after using credit score.                                       $175, HUD showed $150, itemization prepaid interest $35.48, HUD showed
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   $35, itemization closing fee $250, HUD showed $245.
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        FNMA/FHLMC                                                                                               application date of 10/XX/2005 which is X months prior to consummation. A        same lender refi
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                        not contain                                                                                              [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        the following                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine
                                                                                                        clauses:: ___                                                                                            if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
7158934236 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       D           D           D           D           D                                                                                            Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                   Yes        TR
                                                                          Other                                                                                                                                                                                                                   Federal Compliance - Payoff Statement Missing                                                                                                     Indeterminable
                                                                                                                                                                                                                                                                                                  Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              (UAL State)
                                                                                                                                                                                                                                                                                                  same lender refi
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                                                                                                  Provided Timely
                                                                                                                                                                                                                                                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                                                                                                  General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                  State Compliance - Grace period not allowed per state (NJ) - min grace period for NJ is 15 days - note states 10 days.
                                                                                                                                                                                                                                                                                                  Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                                                                                                  Not Provided
7155874574 XXXXXXXXXX XXXXXXXXXX WA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Federal Compliance - TILA - Final TIL Missing                                                                                          Yes        TR
                                                                          Other                                                                                                                                  Missing Final HUD-1.  No document containing fees provided.  Any applicable      Federal Compliance - Notice of Right to Cancel Missing                                                                                            Indeterminable
                                                                                                                                                                                                                 Federal, State or Local compliance testing is unreliable.                        Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 of 07/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   Testing
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation.  A
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                 for testing was 01/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7151956432 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                       Preliminary or                                                                            of 01/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Business Days From Transaction Date
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        Closing / Title - TIL appears to be final but not signed nor initialed lookback was performed to determine this application date.  The final date used  by borrower.
                                                                                                                                                                                                                 for testing was 07/XX/2006.                                                      Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 exceeds maximum per state.                                                       or dated by borrower so cannot confirm that borrower received
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TIL Itemization not provided, unable to reconcile lender refi: Original Lender was not able to be determined. Unable to determine  variance.
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        State Compliance - 4% late charge exceeds maximum of 2% per state of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     NY.
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
7149332868 XXXXXXXXXX XXXXXXXXXX MN    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 12/XX/2006 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Business Days From Transaction Date
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
7149308593 XXXXXXXXXX XXXXXXXXXX RI    4/XX/2002  3/XX/2002    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Property Type Not Provided
                                                                                                                       Preliminary or                                                                            of 04/XX/2002 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 03/XX/2002 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a lookback was performed to determine this application date.  The final date used  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 for testing was 10/XX/2001.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7146701680 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated   Arrangement Disclosure Missing
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
7144981473 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2004  7/XX/2004    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 Application Date.                                                                Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004.
7144625479 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8                                                                             -
                                                                          Other                                        contain either                                                                            Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)
                                                                                                                       Preliminary or                                                                            Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title.                                                                              applicant within three (3) business days of application.                         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used   Application
                                                                                                                                                                                                                 on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
7143296607 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Act (HELOC): HELOC Brochure not provided to borrower.                            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7142824417 XXXXXXXXXX XXXXXXXXXX KY    1/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
7140365701 XXXXXXXXXX XXXXXXXXXX NM    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
7138097326 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2007  12/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing                                                                                                     -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7134015849 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
7124117128 XXXXXXXXXX XXXXXXXXXX MI    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 01/XX/2007 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill  Business Days From Transaction Date
                                                                                                                                                                                                                 of Rights Disclosure Not Provided Timely): Unable to determine compliance with   State Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                                                                                                                                 timing requirements due to missing Initial Loan Application Date.                (Counseling Agencies List)
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling   State Compliance - Michigan Consumer Caution and Home Ownership
                                                                                                                                                                                                                 Notice Not Provided Timely: Unable to determine compliance with timing           Counseling Notice Not Provided Timely
                                                                                                                                                                                                                 requirements due to missing Initial Loan Application Date.                       State Compliance - Michigan Consumer Mortgage Protection Act (Borrower
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling     Bill of Rights Disclosure Not Provided Timely)
                                                                                                                                                                                                                 Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 credit counseling agencies not provided to borrower.                             Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
7121814945 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                                                                                                                  Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably same lender refi
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
7119843960 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2006  6/XX/2006    Second     Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                               Home                                                                                                                                                                                                                               Federal Compliance - TILA - Final TIL Missing
7119624113 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2007  5/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 05/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
7118276114 XXXXXXXXXX XXXXXXXXXX AR    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            of 05/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Provided Timely
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7116299448 XXXXXXXXXX XXXXXXXXXX WI    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Other                                        contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Non Same Lender Refinance
                                                                                                                       Preliminary of                                                                            if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non   same lender refi
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
7115701795 XXXXXXXXXX XXXXXXXXXX CO    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Final Title                                                                               [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      same lender refi
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         Application
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
7115582655 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 11/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - California Prepayment Penalty ARM Test: California        State Compliance - We do not collect licensing information from the                                                                               -
                                                                                                                                                                                                                 Prepayment Penalty:  Interest rate increase may be invalid due to borrower not   originating lender, therefore this information is not applicable.
                                                                                                                                                                                                                 being permitted to prepay the loan without penalty within 90 days of             Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 notification of any increase in the interest rate, depending on the lender's     Provided Timely
                                                                                                                                                                                                                 license type.                                                                    Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
7110175400 XXXXXXXXXX XXXXXXXXXX MA    11/XX/2007 10/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    or
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 application date of 10/XX/2007 which is X months prior to consummation. A        Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 may impact high cost findings.                                                   Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      by borrower.
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
7109565773 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2006 11/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
7109300952 XXXXXXXXXX XXXXXXXXXX UT    3/XX/2006  2/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - TIL Itemization did not disclose Email Fee of                                                                                -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  $25.00, Settlement Fee of $125.00 or Wire Fee of $25.00 as Prepaid
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Finance Charges.
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated Application
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
7104976123 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2002 9/XX/2002    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                                       contain either                                                                            application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            application date of 09/XX/2002 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 for testing was 04/XX/2002.                                                      Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7102324722 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 10/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 for testing was 10/XX/2007.                                                      Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
7101123357 XXXXXXXXXX XXXXXXXXXX OR    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  State Compliance - PPP Expired.  Loan agreement or note does not                                                                                  -
                                                                          Other                                                                                                                                  Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably clearly state the maximum prepayment penalty applicable to each year
                                                                                                                                                                                                                 practicable time after using credit score.                                       of the year as required per state (OR) law.  Lender is XXXX.
                                                                                                                                                                                                                 [B] State Compliance - Oregon Prepayment Penalty Max Prepay: Oregon Prepayment   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Penalty: Loan agreement or Note does not clearly state the maximum prepayment    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 penalty applicable to each year of the loan.                                     Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7097113007 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Missing Initial Loan Application Test                                                                                        Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Provided Timely
                                                                                                                                                                                                                 of 07/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Application Date.                                                                contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7095930692 XXXXXXXXXX XXXXXXXXXX MD    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7085441297 XXXXXXXXXX XXXXXXXXXX RI    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not General Appraisal Requirements - Due to lack of appraised value,       SELLER - GENERAL COMMENT GENERAL COMMENT                                   State - NC
                                                                          Debt Consolidation                           contain either                                                                            in File - Unable to Determined if Bona Fide): Rhode Island Home Loan: No         compliance tests requiring an LTV were run off an assumed value of a   (2019-09-11): The Final  (2019-09-11): The Final
                                                                                                                       Preliminary or                                                                            documentation in loan file to confirm third party fees listed on the HUD-1.      contract sales price or original loan amount, whichever applies.       HUD-1 and the Good Faith HUD-1 and the Good Faith
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Notice of Right To Cancel Not Provided to All     Estimate include the     Estimate include the
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Required Parties                                                       third party fees and     third party fees and
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing the Settlement Service   the Settlement Service
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business            Provider Addendum        Provider Addendum
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of          provides the third party provides the third party
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Application                                                            vendors name and         vendors name and
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure -  Missing Signature on          address. Please take     address. Please take
                                                                                                                                                                                                                 for testing was 09/XX/2006.                                                      Affiliated Business Arrangement Disclosure                             note per the State       note per the State
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Payoff Statement Missing                          Specific Requirements    Specific Requirements
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a   for loans funded in the  for loans funded in the
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi                                                       state of Rhode Island it state of Rhode Island it
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - Missing Initial Loan Application Test             is not required to       is not required to
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    Federal Compliance - (Missing Data) Last Rate Set Date                 include invoices for the include invoices for the
                                                                                                                                                                                                                 may impact high cost findings.                                                   Federal Compliance - Federal FACTA Disclosure Timing Test              third party fee services third party fee services
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   State Compliance - Rhode Island Home Loan (Invoices for Third Party    completed.               completed.
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   Fees Not in File - Unable to Determined if Bona Fide)                  REVIEWER - GENERAL
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.                                                                          COMMENT (2019-09-11):
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated                                                                            Both the RI Emergency
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain                                                                         and Final Regulations
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                                                                                                provide that in order
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement                                                                             for third party fees to
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure                                                                         be considered "bona fide
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement                                                                          and reasonable" and
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to                                                                            excludable from high
                                                                                                                                                                                                                 missing information.                                                                                                                                    cost points and fees
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:                                                                             calculation, a fee may
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission                                                                              not exceed the amount
                                                                                                                                                                                                                 timing requirements.                                                                                                                                    actually charged by the
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required                                                                         applicable service
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all                                                                          provider. Further, the
                                                                                                                                                                                                                 parties whose ownership interest is or will be subject to the security interest.                                                                        Final Regulations
                                                                                                                                                                                                                                                                                                                                                                         provide that all persons
                                                                                                                                                                                                                                                                                                                                                                         subject to the Act must
                                                                                                                                                                                                                                                                                                                                                                         maintain evidence that
                                                                                                                                                                                                                                                                                                                                                                         includes a verifiable
                                                                                                                                                                                                                                                                                                                                                                         invoice or substantially
                                                                                                                                                                                                                                                                                                                                                                         similar document with
                                                                                                                                                                                                                                                                                                                                                                         respect to bona fide and
                                                                                                                                                                                                                                                                                                                                                                         reasonable fees.
                                                                                                                                                                                                                                                                                                                                                                         Accordingly, SitusAMC's
                                                                                                                                                                                                                                                                                                                                                                         current approach is to
                                                                                                                                                                                                                                                                                                                                                                         include third party fees
                                                                                                                                                                                                                                                                                                                                                                         in RI high cost points
                                                                                                                                                                                                                                                                                                                                                                         and fees calculation
                                                                                                                                                                                                                                                                                                                                                                         unless there is an
                                                                                                                                                                                                                                                                                                                                                                         invoice in file to
                                                                                                                                                                                                                                                                                                                                                                         evidence that amount
                                                                                                                                                                                                                                                                                                                                                                         charged is "bona fide
                                                                                                                                                                                                                                                                                                                                                                         and reasonable" and does
                                                                                                                                                                                                                                                                                                                                                                         not exceed the amount
                                                                                                                                                                                                                                                                                                                                                                         actually charged by the
                                                                                                                                                                                                                                                                                                                                                                         applicable service
                                                                                                                                                                                                                                                                                                                                                                         provider. This approach
                                                                                                                                                                                                                                                                                                                                                                         has been vetted with
                                                                                                                                                                                                                                                                                                                                                                         SitusAMC's outside
                                                                                                                                                                                                                                                                                                                                                                         counsel who has advised
                                                                                                                                                                                                                                                                                                                                                                         that while a
                                                                                                                                                                                                                                                                                                                                                                         'substantially similar
                                                                                                                                                                                                                                                                                                                                                                         document' to an invoice
                                                                                                                                                                                                                                                                                                                                                                         could be accepted, they
                                                                                                                                                                                                                                                                                                                                                                         would not permit
                                                                                                                                                                                                                                                                                                                                                                         exclusion of fees
                                                                                                                                                                                                                                                                                                                                                                         without any
                                                                                                                                                                                                                                                                                                                                                                         documentation supporting
                                                                                                                                                                                                                                                                                                                                                                         actual amounts.
                                                                                                                                                                                                                                                                                                                                                                         Exception remains.
7084516709 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 07/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 application date of 06/XX/2006 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7084292232 XXXXXXXXXX XXXXXXXXXX KS    7/XX/2012  6/XX/2012    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Non Same Lender Refinance
                                                                                                                                                                                                                 of 07/XX/2012 used as disbursement date for compliance testing.                  Federal Compliance - RESPA (2010) * Written Service Provider List
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date of 06/XX/2012 which is X months prior to consummation. A        same lender refi
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Business Days From Transaction Date
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - TIL-MDIA - Initial TIL Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA -  Initial GFE Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.   Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 provided to Borrower(s).                                                         Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA (2010) * Written Service Provider List Missing:   Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 RESPA (2010):  Borrower not provided with list of service providers.             Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2012, prior to three (3) business days from transaction date of 07/XX/2012.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act
                                                                                                                                                                                                                 (Early TIL Disclosure): Initial TIL was not provided to the borrower.
7083793475 XXXXXXXXXX XXXXXXXXXX GA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Right of Rescission Timing - Note Date used as                                                                               -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Transaction Date
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 for testing was 05/XX/2007.                                                      Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
7073817247 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Unable to determine reason for under disclosure                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            due to missing Final TIL itemization.
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 for testing was 09/XX/2006.                                                      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
7065411063 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                          File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                       contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            application date of 10/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 05/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7062750620 XXXXXXXXXX XXXXXXXXXX SC    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not State Compliance - South Carolina Home Loan (Complaint Agency                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Provided): South Carolina Home Loan: Borrower not provided with a document       Disclosure Not Provided)
                                                                                                                                                                                                                 specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
7058113123 XXXXXXXXXX XXXXXXXXXX KY    9/XX/2003  7/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Provided Timely
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
7051418433 XXXXXXXXXX XXXXXXXXXX IN    12/XX/2006 12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Debt Consolidation
7051270961 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Missing Initial Loan Application Test                                                                                        Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Provided Timely
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 09/XX/2006 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   state (NJ)
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7047678101 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 04/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Provided Timely
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    same lender refi
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Signature and Signature date missing
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Required Parties
                                                                                                                                                                                                                 for testing was 10/XX/2006.                                                      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Application
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7042354922 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2006  1/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8                                                                             -
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated Used on Same Lender Refinance (Third Circuit)
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.                                    Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used   Federal Compliance - Under disclosure is due to fees.  Itemization not on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right  provided.  Unable to verify reason for under disclosure.
                                                                                                                                                                                                                 to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
7042188643 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated   Arrangement Disclosure Missing
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
7039797201 XXXXXXXXXX XXXXXXXXXX MA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
7039691650 XXXXXXXXXX XXXXXXXXXX MA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 07/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan         Used on Same Lender Refinance
                                                                                                                                                                                                                 transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used
                                                                                                                                                                                                                 on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not executed on the proper Model Form for a refinancing by the same creditor.
                                                                                                                                                                                                                 The G-5 or H-8 form was used, the G-7 form should have been used.
7037875754 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 05/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
7037033794 XXXXXXXXXX XXXXXXXXXX PA    5/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
7033706785 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B                                                                                            Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                                                                                                             Federal Compliance - Missing RTC Signature Date. Unable to determine
                                                                                                                       Preliminary or                                                                                                                                                             compliance with rescission timing requirements.
                                                                                                                       Final Title.                                                                                                                                                               Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                                                                                                  Required Parties
                                                                                                                                                                                                                                                                                                  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                                                                                                  Provided Timely
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                                                                                                  General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
7033247738 XXXXXXXXXX XXXXXXXXXX OH    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of     State Compliance - Ohio Consumer Sales Practices Act (No Documentation                                                                            -
                                                                          Debt Consolidation                                                                                                                     Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio of Tangible Net Benefit Analysis)
                                                                                                                                                                                                                 Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan   State Compliance - Ohio Consumer Sales Practices Act (Closing
                                                                                                                                                                                                                 Information Document not retained by lender.                                     Disclosure Not Provided)
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement
                                                                                                                                                                                                                 Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the      of Receipt of Home Mortgage Loan Information Document Not Retained by
                                                                                                                                                                                                                 required Closing Disclosure.                                                     Lender)
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of
                                                                                                                                                                                                                 Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage
                                                                                                                                                                                                                 loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
7031585467 XXXXXXXXXX XXXXXXXXXX NV    1/XX/2006  12/XX/2005   Primary    Refinance UTD                                File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement   SELLER - GENERAL COMMENT GENERAL COMMENT                        No         TNR Testing Not
                                                                                                                       contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Federal Compliance - TILA HELOC - Important Terms Disclosure Not       (2019-06-03): File       (2019-06-03): File                                Required
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  Provided Timely                                                        documentation included   documentation included
                                                                                                                       Final Title.                                                                              fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely   the XXXX Statement dated the XXXX Statement dated
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Federal Compliance - Notice of Right to Cancel Missing                 01/XX/2006, which did    01/XX/2006, which did
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - Property Type Not Provided                        not identify any         not identify any
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Federal Compliance - Missing Initial Loan Application No Fees          specific fees due at     specific fees due at
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       Federal Compliance - Disbursement Date Missing                         loan closing.  This is   loan closing.  This is
                                                                                                                                                                                                                 disclosure requirements.                                                         General Appraisal Requirements - Due to lack of appraised value,       evidenced by two         evidenced by two
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   compliance tests requiring an LTV were run off an assumed value of a   documents identified as  documents identified as
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date contract sales price or original loan amount, whichever applies.       the Loan Estimate and    the Loan Estimate and
                                                                                                                                                                                                                 of 01/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Federal HELOC Itemization of Final Costs and Fees the Closing Disclosure:  the Closing Disclosure:
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Not Provided                                                           neither document         neither document
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan                                                                            reflected any fees or    reflected any fees or
                                                                                                                                                                                                                 Application Date.                                                                                                                                       charges on this loan.    charges on this loan.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided                                                                           REVIEWER - GENERAL
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing                                                                          COMMENT (2019-06-03):
                                                                                                                                                                                                                 Initial Loan Application Date.                                                                                                                          Actual disclosure of
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence                                                                          costs and fees not
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an                                                                                provided.  Exception
                                                                                                                                                                                                                 application date of 12/XX/2005 which is X months prior to consummation.  A                                                                              remains.
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                 for testing was 07/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7028369685 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2007  4/XX/2007    Primary    Purchase                                                                   B           B           B           B           B                                                                                            Federal Compliance - Federal FACTA Disclosure Timing Test                                                                                         -
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
7023400312 XXXXXXXXXX XXXXXXXXXX CT    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
7023308386 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Missing Initial Loan Application No Fees                                                                          Yes        TR
                                                                          Other                                        contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement                                                                              Indeterminable
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  Federal Compliance - Notice of Right to Cancel Missing                                                                                            (UAL State)
                                                                                                                       Final Title.                                                                              fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Mortgage loan contains an impermissible late charge of greater than 5.0% or a    State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 grace period less than 15 days.                                                  Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Not Provided
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7022784828 XXXXXXXXXX XXXXXXXXXX MO    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
7022085956 XXXXXXXXXX XXXXXXXXXX CT    9/XX/2007  8/XX/2007    Primary    UTD UTD                                      File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 09/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 for testing was 03/XX/2007.                                                      Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
7018994337 XXXXXXXXXX XXXXXXXXXX IN    11/XX/2007 10/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] State Compliance - Indiana Prepayment Penalty Second Lien Test: Indiana      State Compliance - PPP Expired. Prepayment charge not allowed per                                                                                 -
                                                                                                                                                                                                                 Prepayment Penalty: Prepayment penalty not permissible on a refinance by the     state (IN) - IN prepayment charge must indicate a prepayment penalty
                                                                                                                                                                                                                 same lender.                                                                     will not be charged if the loan is paid with proceeds of a refinance with the same lender or an affiliate of lender - note states 2% ppp for any reason the loan is paid in full within the first 36 months.
                                                                                                                                                                                                                                                                                                  Lender is XXXX.
7017984890 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 10/XX/2006   UTD        Refinance UTD                                                              B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 11/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - RTC is not signed by borrowers.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Required Parties
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Application
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Unable to determine if loan is a lookback was performed to determine this application date.  The final date used  same lender refi
                                                                                                                                                                                                                 for testing was 05/XX/2006.                                                      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Provided Timely
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7016283200 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated   Arrangement Disclosure Missing
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
7016232980 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            Fees from Itemization used in any federal, state, and local high cost testing    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
7015530207 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                        Security                                                                                                 of 07/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                        not on a                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Non Same Lender Refinance
                                                                                                        FNMA/FHLMC                                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        form and does                                                                                            application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        not contain                                                                                              application date of 07/XX/2007 which is X months prior to consummation. A        Application
                                                                                                        the following                                                                                            lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                        clauses:: ___                                                                                            [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                 executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
7014913754 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
7014309259 XXXXXXXXXX XXXXXXXXXX NC    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 of 04/XX/2007 used as disbursement date for compliance testing.                  Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Non Same Lender Refinance
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   same lender refi
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
7013649335 XXXXXXXXXX XXXXXXXXXX CT    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Preliminary or                                                                            of 05/XX/2007 used as disbursement date for compliance testing.                  Provided Timely
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
7013504414 XXXXXXXXXX XXXXXXXXXX SC    11/XX/2006 10/XX/2006   Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - South Carolina Home Loan (Complaint Agency                                                                                     -
                                                                                                                       contain either                                                                            application date located in file.  Compliance tests were run using an            Disclosure Not Provided)
                                                                                                                       Preliminary or                                                                            application date of 10/XX/2006 which is X months prior to consummation. A        Federal Compliance - TILA - Final TIL Missing
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  State Compliance - 5% late charge ($18.67) exceeds the $18.50 maximum
                                                                                                                                                                                                                 for testing was 05/XX/2006.                                                      late charge allowed per state (SC) for junior liens.
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document       Miscellaneous Compliance - (Doc Error) Initial GFE not provided specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
7002292935 XXXXXXXXXX XXXXXXXXXX CO    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Colorado Consumer Credit Code (Co-Signer Disclosure Not   State Compliance - Colorado Consumer Credit Code (Choice of Insurance                                                                             -
                                                                          Other                                                                                                                                  Provided): Colorado Consumer Credit Code: Co-signer/guarantor signed the         and Cost of Insurance Disclosure Not Provided)
                                                                                                                                                                                                                 security instrument without receiving a written notice that informs them of      State Compliance - Colorado Consumer Credit Code (Co-Signer Disclosure
                                                                                                                                                                                                                 their obligations under the loan.                                                Not Provided)
                                                                                                                                                                                                                 [B] State Compliance - Colorado Consumer Credit Code (Choice of Insurance and    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Cost of Insurance Disclosure Not Provided): Colorado Consumer Credit Code:       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Borrower not provided a written statement setting forth the cost of homeowners   Application
                                                                                                                                                                                                                 insurance if obtained from lender and that borrower may choose insurance provider.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
6994403889 XXXXXXXXXX XXXXXXXXXX MA    5/XX/2007  4/XX/2007    Primary    Purchase                                     File does not                 D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Federal Compliance - TIL in file indicated to be final, expected                                                                       Yes        TR
                                                                                                                       contain either                                                                            Missing Final HUD-1.  No document containing fees provided.  Any applicable      funding date same as disbursement and/or note date but is not signed                                                                              Indeterminable
                                                                                                                       Preliminary or                                                                            Federal, State or Local compliance testing is unreliable.                        or dated by borrower so cannot confirm that borrower received.                                                                                    (UAL State)
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 of 05/XX/2007 used as disbursement date for compliance testing.                  by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   Testing
                                                                                                                                                                                                                 by closing.
6994202627 XXXXXXXXXX XXXXXXXXXX OH    11/XX/2006 10/XX/2006   Primary    Purchase                                                                   B           B           B           B           B                                                                                            Federal Compliance - Missing Initial Loan Application Test                                                                                        -
6991784774 XXXXXXXXXX XXXXXXXXXX GA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - Important Terms Disclosure Missing                                                                              -
                                                                          Other                                        contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       Preliminary or                                                                            Application Date.                                                                Business Days From Transaction Date
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value, lookback was performed to determine this application date.  The final date used  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 for testing was 02/XX/2007.                                                      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
6985295301 XXXXXXXXXX XXXXXXXXXX MN    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date required parties
                                                                                                        Security                                                                                                 of 12/XX/2005 used as disbursement date for compliance testing.                  Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC                                                                                               application date of 11/XX/2005 which is X months prior to consummation. A        Application
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        not contain                                                                                              [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Business Days From Transaction Date
                                                                                                        the following                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                        clauses:: ___                                                                                            if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      same lender refi
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 missing information.                                                             compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Miscellaneous Compliance - (Doc Error) Initial GFE not provided timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.
6985063105 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2006 12/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Business Days From Transaction Date: Truth in Lending Act:  Subject loan         Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            transaction disbursed on 12/XX/2006, prior to three (3) business days from
                                                                                                                       Final Title.                                                                              transaction date of 12/XX/2006.
6982704583 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   or
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 application date of 11/XX/2007 which is X months prior to consummation. A        Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Required Parties
                                                                                                                                                                                                                 for testing was 11/XX/2007.                                                      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required  by borrower.
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6979130331 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 09/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 testing may be impacted.                                                         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
6975198383 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
6974518234 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2004 11/XX/2004   UTD        UTD UTD                                      File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Property Type Not Provided
                                                                                                                       Preliminary or                                                                            of 12/XX/2004 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Application Date.                                                                Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 11/XX/2004 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6971199091 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 09/XX/2005 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 04/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
6964475042 XXXXXXXXXX XXXXXXXXXX PA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 11/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Miscellaneous Compliance - (Doc Error) Initial GFE not provided if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
6962752691 XXXXXXXXXX XXXXXXXXXX MN    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 03/XX/2007 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Business Days From Transaction Date
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
6962643608 XXXXXXXXXX XXXXXXXXXX PA    7/XX/2001  6/XX/2001    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   State Compliance - Pennsylvania Subordinate Lien Late Charge Percent                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date and Amount Testing
                                                                                                                       Preliminary or                                                                            of 07/XX/2001 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - Pennsylvania Subordinate Lien Late Charge Grace
                                                                                                                                                                                                                 application date of 06/XX/2001 which is X months prior to consummation. A        Period Testing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       State Compliance - Pennsylvania Prepayment Penalty Junior Lien
                                                                                                                                                                                                                 [B] State Compliance - Pennsylvania Prepayment Penalty Junior Lien: Pennsylvania Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Prepayment Penalty:  Prepayment penalty not permissible on a junior lien loan;   General Appraisal Requirements - Due to lack of appraised value, however Note or Prepay Addendum provides specific language that prepay will not  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 exceed maximum permitted by applicable law.                                      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period
                                                                                                                                                                                                                 Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and
                                                                                                                                                                                                                 Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6961519973 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2008  2/XX/2008    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                              -
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Consummation
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 02/XX/2008 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      required parties
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6961363779 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 of 10/XX/2006 used as disbursement date for compliance testing.                  Prior or equal to Disbursement Date
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Required Parties
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Application
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
6961263903 XXXXXXXXXX XXXXXXXXXX OK    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                                                                                                                     lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
6961111340 XXXXXXXXXX XXXXXXXXXX MA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Tangible Net Benefit Worksheet Not in File file of document or worksheet indicating how the lender determined that the home Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6957748008 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For Fee      Federal Compliance - RESPA Disclosure -  Missing Signature on          SELLER - GENERAL COMMENT GENERAL COMMENT                        Yes        TR
                                                                          Debt Consolidation                                                                                                                     Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal,   Affiliated Business Arrangement Disclosure                             (2019-08-05): The issue  (2019-08-05): The issue                           Indeterminable
                                                                                                                                                                                                                 State or Local compliance testing.                                               Federal Compliance - Some Fees and Payees are illegible. Compliance    cited has either been    cited has either been                             (UAL State)
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     testing may not be accurate due to fees captured.                      resolved or was          resolved or was
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain                                                                         determined to not be an  determined to not be an
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                                                                                                exception as noted. We   exception as noted. We
                                                                                                                                                                                                                                                                                                                                                                         have attached a copy of  have attached a copy of
                                                                                                                                                                                                                                                                                                                                                                         the fully executed final the fully executed final
                                                                                                                                                                                                                                                                                                                                                                         HUD from origination.    HUD from origination.
                                                                                                                                                                                                                                                                                                                                                                         Supporting documents     Supporting documents
                                                                                                                                                                                                                                                                                                                                                                         have been uploaded as    have been uploaded as
                                                                                                                                                                                                                                                                                                                                                                         XXX.                     XXX.
                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                         COMMENT (2019-08-05):
                                                                                                                                                                                                                                                                                                                                                                         Final HUD-1 provided for
                                                                                                                                                                                                                                                                                                                                                                         review but is the same
                                                                                                                                                                                                                                                                                                                                                                         illegible copy we
                                                                                                                                                                                                                                                                                                                                                                         already have in file.
                                                                                                                                                                                                                                                                                                                                                                         Please provide legible
                                                                                                                                                                                                                                                                                                                                                                         Final HUD-1 for review.
                                                                                                                                                                                                                                                                                                                                                                         Exception remains.
6957115123 XXXXXXXXXX XXXXXXXXXX NC    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
6952436593 XXXXXXXXXX XXXXXXXXXX MA    7/XX/2007  5/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - Massachusetts Prepayment Penalty: Massachusetts           Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Prepayment Penalty:  Loan contains an impermissible prepayment penalty; however  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Note or Prepay Addendum provides specific language that prepay will not exceed   Application
                                                                                                                                                                                                                 maximum permitted by applicable law.                                             State Compliance - Massachusetts Prepayment Penalty
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
6951280059 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
6950620690 XXXXXXXXXX XXXXXXXXXX VA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 of 01/XX/2007 used as disbursement date for compliance testing.                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        Required Parties
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Business Days From Transaction Date
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 missing information.                                                             compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6950343468 XXXXXXXXXX XXXXXXXXXX IL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            application date of 01/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6948145965 XXXXXXXXXX XXXXXXXXXX WI    12/XX/2005 11/XX/2005   Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                        Security                                                                                                 application date of 11/XX/2005 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                        Instrument is                                                                                            lookback was performed to determine this application date.  The final date used
                                                                                                        not on a                                                                                                 for testing was 11/XX/2005.
                                                                                                        FNMA/FHLMC                                                                                               [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                        form and does                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine
                                                                                                        not contain                                                                                              if correct TILA rescission form was used.
                                                                                                        the following
                                                                                                        clauses:: ___
6947891633 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2007  5/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                              -
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Provided Timely
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
6947300250 XXXXXXXXXX XXXXXXXXXX VA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Act: Notice of Right to Cancel was not provided.                                 Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
6944684511 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                                                                                                                                 of 11/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Business Days From Transaction Date
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 practicable time after using credit score.                                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 10/XX/2007 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Miscellaneous Compliance - (Doc Error) Initial GFE not provided lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
6940098963 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: State Compliance - California Primary Residence Late Charge Percent                                                                               -
                                                                          Other                                        contain either                                                                            Unable to determine if late charge exceeds state maximum due to missing          Testing
                                                                                                                       Preliminary or                                                                            information.                                                                     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Application
                                                                                                                                                                                                                 of 12/XX/2007 used as disbursement date for compliance testing.                  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Business Days From Transaction Date
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 11/XX/2007 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Provided Timely
                                                                                                                                                                                                                 for testing was 06/XX/2007.                                                      Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
6935082065 XXXXXXXXXX XXXXXXXXXX NM    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For Fee      Federal Compliance - TILA - Final TIL Missing                          SELLER - GENERAL COMMENT GENERAL COMMENT                        Yes        TR
                                                                          Other                                        contain either                                                                            Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal,   Federal Compliance - Notice of Right to Cancel Missing                 (2019-08-27): The issue  (2019-08-27): The issue                           Indeterminable
                                                                                                                       Preliminary or                                                                            State or Local compliance testing.                                               Federal Compliance - Missing Initial Loan Application Test             cited has either been    cited has either been                             (UAL State)
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                         resolved or was          resolved or was
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - (Missing Data) Last Rate Set Date                 determined to not be an  determined to not be an
                                                                                                                                                                                                                 of 10/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - FACTA Disclosure Missing                          exception as noted. A    exception as noted. A
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Miscellaneous Compliance - (Doc Error) Initial GFE not provided        copy of the HUD1 has     copy of the HUD1 has
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - All fees captured, however bottom of both pages 1 been located and is      been located and is
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   & 2 are cut off and unable to determine if signatures were provided.   being provided.          being provided.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an                                                                                   Supporting docs saved as Supporting docs saved as
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A                                                                               XXX.                     XXX.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used                                                                         REVIEWER - GENERAL
                                                                                                                                                                                                                 for testing was 04/XX/2006.                                                                                                                             COMMENT (2019-08-27):
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set                                                                          Client provided final
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor                                                                          HUD-1 however, the same
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.                                                                          final HUD-1 provided
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending                                                                            originally missing
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.                                                                                                        borrowers signatures.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                   Bottoms of the pages are
                                                                                                                                                                                                                                                                                                                                                                         cut off and do not show
                                                                                                                                                                                                                                                                                                                                                                         signatures. Exception
                                                                                                                                                                                                                                                                                                                                                                         remains.
6933610375 XXXXXXXXXX XXXXXXXXXX TN    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Property Type Not Provided                                                                                                   -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       Preliminary or                                                                            of 04/XX/2008 used as disbursement date for compliance testing.                  Business Days From Transaction Date
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - Tennessee Late Charge Percent and Amount Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 03/XX/2008 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 for testing was 10/XX/2007.                                                      Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 testing may be impacted.                                                         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] State Compliance - Tennessee Late Charge Percent and Amount Test: Unable to
                                                                                                                                                                                                                 determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
6927154788 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: State Compliance - California Primary Residence Late Charge Percent                                                                               -
                                                                          Other                                                                                                                                  Unable to determine if late charge exceeds state maximum due to missing          Testing
                                                                                                                                                                                                                 information.                                                                     Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Business Days From Transaction Date
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 of 09/XX/2007 used as disbursement date for compliance testing.                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Application
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
6925038076 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8                                                                             -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)
                                                                                                                                                                                                                 of 05/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Business Days From Transaction Date
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 04/XX/2008 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used
                                                                                                                                                                                                                 on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
6924139294 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance UTD                                                              D           D           D           D           D                                                                                            Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                   Yes        TR
                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                Indeterminable
                                                                                                                                                                                                                                                                                                  Required Parties
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                                                                                                  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Impermissible Provision on HELOC
                                                                                                                                                                                                                                                                                                  Agreement
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                                                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                                                                                                  General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                  Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                                                                                                  Not Provided
6922613954 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate           Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                         Title -                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower.            Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        Security                                                                                                 [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate      Required Parties
                                                                                                        Instrument is                                                                                            disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        not on a                                                                                                 provided to the borrower.                                                        Business Days From Transaction Date
                                                                                                        FNMA/FHLMC                                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                        form and does                                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - CHARM Booklet Disclosure Status
                                                                                                        not contain                                                                                              of 01/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - ARM Disclosure Status Test
                                                                                                        the following                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        clauses:: ___                                                                                            application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    same lender refi
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6922333078 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
6921388617 XXXXXXXXXX XXXXXXXXXX MA    12/XX/2006 11/XX/2006   Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                       contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            application date of 11/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6921026661 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 practicable time after using credit score.                                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
6920378508 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2006  8/XX/2006    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                       contain either                                                                            application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            application date of 08/XX/2006 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  by borrower.
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 missing information.                                                             Application
6918701936 XXXXXXXXXX XXXXXXXXXX MA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Other                                        contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Non Same Lender Refinance
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non   same lender refi
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
6918601350 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Notice of Right to Cancel Missing                                                                                            Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Provided Timely
                                                                                                                                                                                                                 of 07/XX/2006 used as disbursement date for compliance testing.                  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   State Compliance - 10 day grace period is less than the 15 day minimum
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   per state (NJ).
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6917647746 XXXXXXXXXX XXXXXXXXXX MA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   State Compliance - Massachusetts Open End Late Charge Percent and                                                                                 -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Amount Testing
                                                                                                                       Preliminary or                                                                            of 05/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Provided Timely
                                                                                                                                                                                                                 Application Date.                                                                State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    State Compliance - Massachusetts Open End Late Charge Grace Period
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Testing file of document or worksheet indicating how the lender determined that the home Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Note grace period less than minimum per state.                                   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount
                                                                                                                                                                                                                 Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6917613637 XXXXXXXXXX XXXXXXXXXX MA    12/XX/2007 12/XX/2007   Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure -  Missing Signature on                                                                                     -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Affiliated Business Arrangement Disclosure
                                                                                                                       Preliminary or                                                                            of 12/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - FACTA Disclosure Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         by borrower.
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6913971253 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2005  4/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - HELOC Fees Used For Testing                                                                                                  -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act
                                                                                                                                                                                                                 (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement.
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing
6913672408 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            State Compliance - New York Late Charge Percent Testing
                                                                                                                       Preliminary or                                                                            application date of 06/XX/2007 which is X months prior to consummation. A        State Compliance - New York Late Charge Grace Period Testing
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 period less than minimum per state.                                              Application
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 exceeds maximum per state.                                                       same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
6911512704 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 09/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 08/XX/2005 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 03/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.
6907257023 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Non Same Lender Refinance
                                                                                                                                                                                                                 Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.                                     same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
6906491421 XXXXXXXXXX XXXXXXXXXX HI    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.
6905757310 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2007  7/XX/2007    UTD        Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Security                                                                                                 of 08/XX/2007 used as disbursement date for compliance testing.                  Application
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Required Parties
                                                                                                        FNMA/FHLMC                                                                                               application date of 07/XX/2007 which is X months prior to consummation. A        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.                       Business Days From Transaction Date
                                                                                                        not contain                                                                                              [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        the following                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                        clauses:: ___                                                                                            if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 missing information.                                                             Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan         results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6899068177 XXXXXXXXXX XXXXXXXXXX MA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
6897568262 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: State Compliance - California Primary Residence Late Charge Percent                                                                               -
                                                                          Other                                                                                                                                  Unable to determine if late charge exceeds state maximum due to missing          Testing
                                                                                                                                                                                                                 information.                                                                     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
6895078723 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Right of Rescission Timing - Receipt Date Missing                                                                            -
                                                                          Other                                                                                                                                  Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 practicable time after using credit score.                                       funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 application date of 05/XX/2006 which is X months prior to consummation. A        Required Parties
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       State Compliance - 5% late charge exceeds 2% maximum per state (NY).
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Application
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 missing information.                                                             contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission by borrower.
                                                                                                                                                                                                                 timing requirements.                                                             Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6892051451 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: State Compliance - California Primary Residence Late Charge Percent                                                                               -
                                                                          Other                                                                                                                                  Unable to determine if late charge exceeds state maximum due to missing          Testing
                                                                                                                                                                                                                 information.                                                                     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
6891230632 XXXXXXXXXX XXXXXXXXXX OH    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - Ohio Consumer Sales Practices Act (No Documentation                                                                            -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            of Tangible Net Benefit Analysis)
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  of Receipt of Home Mortgage Loan Information Document Not Received
                                                                                                                                                                                                                 for testing was 06/XX/2007.                                                      Timely)
                                                                                                                                                                                                                 [B] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio         State Compliance - Ohio Alternate Prepayment Penalty SMLA Test
                                                                                                                                                                                                                 Prepayment Penalty:  Loan contains an impermissible prepayment penalty which     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 allows for a prepayment penalty on a refinance by the same lender. (applies only Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 to Second Mortgage Loan Act registrants)                                         Application
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of
                                                                                                                                                                                                                 Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage
                                                                                                                                                                                                                 loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
6889575718 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                          Only have 2                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                       pages of the                                                                              application date located in file.  Compliance tests were run using an            Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       whole document                                                                            application date of 04/XX/2007 which is X months prior to consummation. A        funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as          Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note    Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 date used as transaction date for purposes of determining compliance with        Required Parties
                                                                                                                                                                                                                 rescission timing requirements                                                   Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Transaction Date
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6888730021 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     State Compliance - New York Late Charge Percent Testing                                                                                           -
                                                                          Other                                        contain either                                                                            period less than minimum per state.                                              State Compliance - 0 days grace is less than the 15 day minimum per
                                                                                                                       Preliminary or                                                                            [B] State Compliance - New York Late Charge Percent Testing: Unable to determine the state of NY
                                                                                                                       Final Title.                                                                              if late charge exceeds state maximum due to missing information.
6887066571 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2004 12/XX/2004   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing.
6885685362 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 11/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 10/XX/2005 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 missing information.                                                             contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6885401969 XXXXXXXXXX XXXXXXXXXX OH    8/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of     State Compliance - Ohio Consumer Sales Practices Act (No Documentation                                                                            -
                                                                                                                                                                                                                 Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio of Tangible Net Benefit Analysis)
                                                                                                                                                                                                                 Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan   State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement
                                                                                                                                                                                                                 Information Document not retained by lender.                                     of Receipt of Home Mortgage Loan Information Document Not Retained by
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of    Lender)
                                                                                                                                                                                                                 Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage
                                                                                                                                                                                                                 loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
6884000133 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA HELOC - Important Terms Disclosure Not                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Provided Timely
                                                                                                                       Preliminary or                                                                            of 03/XX/2006 used as disbursement date for compliance testing.                  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6876414114 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                                                                                                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
6876100589 XXXXXXXXXX XXXXXXXXXX GA    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 may impact high cost findings.                                                   Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
6872030395 XXXXXXXXXX XXXXXXXXXX NC    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 11/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    same lender refi
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6869772653 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2005 11/XX/2005   Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an
                                                                                                        Security                                                                                                 application date of 11/XX/2005 which is X months prior to consummation. A
                                                                                                        Instrument is                                                                                            lookback was performed to determine this application date.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC
                                                                                                        form and does
                                                                                                        not contain
                                                                                                        the following
                                                                                                        clauses:: ___
6864705667 XXXXXXXXXX XXXXXXXXXX TN    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
6864662456 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2008  2/XX/2008    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          by borrower.
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Final Title.                                                                              Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 by closing.                                                                      Federal Compliance - FACTA Disclosure Missing
6863861557 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2006  8/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6861100508 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
6859024332 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date by borrower.
                                                                                                                       Preliminary or                                                                            of 10/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Application
                                                                                                                                                                                                                 for testing was 04/XX/2006.                                                      Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        Required Parties
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Business Days From Transaction Date
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 timing requirements.                                                             same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6857936841 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - California Prepayment Penalty: California Prepayment      State Compliance - California Prepayment Penalty                                                                                                  -
                                                                          Other                                                                                                                                  Penalty: Loan may contain an impermissible prepayment penalty, depending on the  Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 lender's license type; however Note or Prepay Addendum provides specific         Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 language that prepay will not exceed maximum permitted by applicable law.        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement.
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
6857044480 XXXXXXXXXX XXXXXXXXXX NC    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                         File does not                 A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other                                        contain either
                                                                                                                       Preliminary or
                                                                                                                       Final Title
6855056482 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
6850381453 XXXXXXXXXX XXXXXXXXXX MA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   State Compliance - Massachusetts Home Loan - Borrower's Interest                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Tangible Net Benefit Worksheet Not in File
                                                                                                                       Preliminary or                                                                            of 04/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Prior or equal to Disbursement Date
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 file of document or worksheet indicating how the lender determined that the home Business Days From Transaction Date
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      State Compliance - Massachusetts Late Charge Percent Testing
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 03/XX/2006 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Unable to determine if loan is a lookback was performed to determine this application date.  The final date used  same lender refi
                                                                                                                                                                                                                 for testing was 10/XX/2005.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     by borrower.
                                                                                                                                                                                                                 missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6846358544 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: State Compliance - California Primary Residence Late Charge Percent                                                                               -
                                                                          Other                                                                                                                                  Unable to determine if late charge exceeds state maximum due to missing          Testing
                                                                                                                                                                                                                 information.                                                                     Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Prior or equal to Disbursement Date
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 of 06/XX/2006 used as disbursement date for compliance testing.                  Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 applicant within three (3) business days of application.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
6844913625 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2006 11/XX/2006   UTD        UTD UTD                                      File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       preliminary or                                                                            of 12/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       final title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Provided Timely
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 for testing was 06/XX/2006.                                                      Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
6839980271 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                           contain either                                                                            Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                       Final Title.                                                                              applicant within three (3) business days of application.
6839321597 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                                                                                                                     lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi if correct TILA rescission form was used.
6832978262 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 of 02/XX/2006 used as disbursement date for compliance testing.                  State Compliance - New York Late Charge Grace Period Testing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 01/XX/2006 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 period less than minimum per state.                                              contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6827770703 XXXXXXXXXX XXXXXXXXXX OH    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 04/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6823743813 XXXXXXXXXX XXXXXXXXXX UT    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                        Yes        TR
                                                                          Other                                                                                                                                  Missing Final HUD-1.  No document containing fees provided.  Any applicable      Federal Compliance - TILA - Final TIL Missing                                                                                                     Indeterminable
                                                                                                                                                                                                                 Federal, State or Local compliance testing is unreliable.                        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                                                                                                                                 of 12/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Testing if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6822958986 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 12/XX/2004 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Provided Timely
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6822925851 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 of 04/XX/2007 used as disbursement date for compliance testing.                  Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
6819760491 XXXXXXXXXX XXXXXXXXXX MD    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  Act: Notice of Right to Cancel was not provided.                                 Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
6815085342 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - The RTC was not signed
                                                                                                                                                                                                                 of 01/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Required Parties
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 practicable time after using credit score.                                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Application
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Provided Timely
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6812994588 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.                                 Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6811856900 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2002  5/XX/2002    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - Late charge not allowed per state (NY) - max late                                                                              -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            charge for NY is 2% - note states 5%
                                                                                                                       Preliminary or                                                                            application date of 05/XX/2002 which is X months prior to consummation. A        State Compliance - Grace period not allowed per state (NY) - min grace
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  period for NY is 15 days - note states 10
                                                                                                                                                                                                                 for testing was 12/XX/2001.                                                      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     same lender refi
                                                                                                                                                                                                                 period less than minimum per state.                                              Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Miscellaneous Compliance - (Doc Error) Initial GFE not provided exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
6805990850 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - Property Type Not Provided
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 02/XX/2008 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     State Compliance - New Jersey requires a grace period of 15 days. Note
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  reflects a grace period of 10 days.
                                                                                                                                                                                                                 testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
6804666360 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 09/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6803175151 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Preliminary or                                                                            of 02/XX/2006 used as disbursement date for compliance testing.                  same lender refi
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Consummation
                                                                                                                                                                                                                 application date of 01/XX/2006 which is X months prior to consummation. A        Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Required Parties
                                                                                                                                                                                                                 for testing was 08/XX/2005.                                                      Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Business Days From Transaction Date
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Application
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Application Date.                                                                Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      required parties
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6802807709 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 12/XX/2006 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
6794242923 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
6793302035 XXXXXXXXXX XXXXXXXXXX CT    8/XX/2003  7/XX/2003    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Property Type Not Provided
                                                                                                                       Preliminary or                                                                            of 08/XX/2003 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 07/XX/2003 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6789850850 XXXXXXXXXX XXXXXXXXXX TN    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Debt Consolidation                           contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                              application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 06/XX/2006.                                                      Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6788257207 XXXXXXXXXX XXXXXXXXXX IN    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       a Preliminary                                                                             application date of 01/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       or Final                                                                                  lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                       Title.                                                                                    for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6788022424 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Federal FACTA Disclosure Timing Test                                                                                         -
                                                                          Other                                        contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably
                                                                                                                       Preliminary or                                                                            practicable time after using credit score.
                                                                                                                       Final Title
6785699160 XXXXXXXXXX XXXXXXXXXX IL    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                        Security                                                                                                 of 02/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Unable to determine reason for underdisclosure
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   due to missing TIL itemization of amount financed.
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC                                                                                               application date of 01/XX/2006 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.
                                                                                                        not contain                                                                                              [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                        the following                                                                                            Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                        clauses:: ___                                                                                            Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
6784995119 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Non Same Lender Refinance
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                 executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
6784064050 XXXXXXXXXX XXXXXXXXXX GA    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - Payoff Statement Missing                                                                                                     -
                                                                          Other                                                                                                                                  Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
6779572258 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                        contain either                                                                            (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in same lender refi
                                                                                                                       Preliminary or                                                                            HELOC Agreement. Fees from Itemization used in any federal, state, and local     Federal Compliance - HELOC Fees Used For Testing
                                                                                                                       Final Title.                                                                              high cost testing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
6771235458 XXXXXXXXXX XXXXXXXXXX OH    1/XX/2007  12/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - Ohio Consumer Sales Practices Act (Closing                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Disclosure Not Provided)
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  of Receipt of Home Mortgage Loan Information Document Not Retained by
                                                                                                                                                                                                                 for testing was 07/XX/2006.                                                      Lender)
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio
                                                                                                                                                                                                                 Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan
                                                                                                                                                                                                                 Information Document not retained by lender.
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not
                                                                                                                                                                                                                 Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
6770101950 XXXXXXXXXX XXXXXXXXXX IN    1/XX/2006  12/XX/2005   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
6766105123 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Under-disclosure appears to be due to daily                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date simple interest calculation on loan.
                                                                                                                       Preliminary or                                                                            of 04/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 missing information.                                                             by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6762000075 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Right of Rescission Timing - Receipt Date Missing                                                                            -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            State Compliance - Late charge not allowed per state (NY) - max late
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        charge for NY is 2% - note states greater of 10% or $40.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  State Compliance - Grace period not allowed per state (NY) - min grace
                                                                                                                                                                                                                 for testing was 12/XX/2006.                                                      period for NY is 15 days - note states 10 days.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 period less than minimum per state.                                              Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
6761241868 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            of 04/XX/2007 used as disbursement date for compliance testing.                  Application
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       The Final 1003                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       was not found                                                                             practicable time after using credit score.                                       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       in the file.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        by borrower.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 for testing was 10/XX/2006.                                                      funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        same lender refi
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6760980646 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 09/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Unable to determine reason for underdisclosure
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   due to missing TIL itemization of amount financed.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date of 08/XX/2005 which is X months prior to consummation. A        same lender refi
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Miscellaneous Compliance - (Doc Error) Initial GFE not provided if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.
6757475675 XXXXXXXXXX XXXXXXXXXX MD    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 07/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 06/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 for testing was 01/XX/2006.                                                      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
6753673906 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - Payoff Statement Missing                                                                                                     -
                                                                          Other
6751757153 XXXXXXXXXX XXXXXXXXXX MA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                                                                                                                                                                                                      Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                                                                                                  State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                                                                                                  Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
6745863675 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    UTD        Refinance Cash-out -                                                       B           B           B           B           B                                                                                            General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                                                                                                                                                                                                   compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                  Closing / Title - TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                  Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                                                                                                  Required Parties
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                  Business Days From Transaction Date
                                                                                                                                                                                                                                                                                                  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                                                                                                  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
6743241810 XXXXXXXXXX XXXXXXXXXX PA    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 01/XX/2008 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 12/XX/2007 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Required Parties
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 testing may be impacted.                                                         Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6739256948 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   same lender refi
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 of 05/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - Grace period not allowed per state (NJ) - min grace
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            period for NJ is 15 days - note states 10 days.
                                                                                                                                                                                                                 application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
6735011391 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated   Arrangement Disclosure Missing
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
6734833206 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 07/XX/2004 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004.
6732518551 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 practicable time after using credit score.                                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
6728557194 XXXXXXXXXX XXXXXXXXXX MA    5/XX/2007  3/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing.
6727083186 XXXXXXXXXX XXXXXXXXXX CO    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                        contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Missing
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Final Title                                                                               [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      same lender refi
                                                                                                                                                                                                                 Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
6726713434 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 10/XX/2006 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - Late charge not allowed per state (NY) - max late
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        charge for (NY) is 2% - note states 5%
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       State Compliance - Grace period not allowed per state (NY) - min grace
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     period for (NY) is 15 days - note states 10 days
                                                                                                                                                                                                                 period less than minimum per state.                                              Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6724866334 XXXXXXXXXX XXXXXXXXXX TN    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Federal FACTA Disclosure Timing Test                                                                                         -
                                                                          Debt Consolidation                                                                                                                     Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
6724147786 XXXXXXXXXX XXXXXXXXXX PA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 04/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6719144889 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
6718115032 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2006 9/XX/2006    Primary    Refinance Rate/Term                          File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              application date located in file.  Compliance tests were run using an            Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6716137808 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date by borrower.
                                                                                                                       Preliminary or                                                                            of 10/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Under-disclosure is payment stream related.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Discrepancy is caused by the calculation of payments versus reflection
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            of payments within the Final TIL.
                                                                                                                                                                                                                 application date of 09/XX/2007 which is X months prior to consummation. A        Federal Compliance - TIL in file indicated to be final, expected lookback was performed to determine this application date.  The final date used  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 for testing was 04/XX/2007.                                                      or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Business Days From Transaction Date
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 missing information.                                                             Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Application
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 timing requirements.                                                             Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.                                    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6713672264 XXXXXXXXXX XXXXXXXXXX KY    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            application date of 01/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6712422154 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 09/XX/2005 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 08/XX/2005 which is X months prior to consummation. A        Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       required parties
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Prior or equal to Disbursement Date
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Business Days From Transaction Date
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
6706136998 XXXXXXXXXX XXXXXXXXXX PA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                                                                                                                     lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
6702702545 XXXXXXXXXX XXXXXXXXXX WA    7/XX/2007  6/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
6699454306 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            application date of 12/XX/2006 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.                       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6690070076 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2003 10/XX/2003   Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Missing Initial Loan Application Test                                                                                        Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                       preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                       final title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   State Compliance - Grace period of 10 days exceeds minimum grace
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   period of 15 days per State (NJ)
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2003.
6688669674 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 06/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6682583945 XXXXXXXXXX XXXXXXXXXX IN    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            application date of 07/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 02/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6681510215 XXXXXXXXXX XXXXXXXXXX MD    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 03/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   same lender refi
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
6676835985 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                        contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                       Preliminary of                                                                            if correct TILA rescission form was used.                                        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                       Final Title.
6670683087 XXXXXXXXXX XXXXXXXXXX CT    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Business Days From Transaction Date: Truth in Lending Act:  Subject loan         Business Days From Transaction Date
                                                                                                                                                                                                                 transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
6667463279 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2006  9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: State Compliance - California Primary Residence Late Charge Percent                                                                               -
                                                                          Other                                                                                                                                  Unable to determine if late charge exceeds state maximum due to missing          Testing
                                                                                                                                                                                                                 information.                                                                     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3        same lender refi
                                                                                                                                                                                                                 Business Days of Disclosure: Truth in Lending Act (HELOC):  Non-refundable fee   Federal Compliance - TILA HELOC - Non-Refundable Fee Imposed Within 3
                                                                                                                                                                                                                 imposed by lender within three (3) business days of borrower receiving HELOC     Business Days of Disclosure
                                                                                                                                                                                                                 disclosures and brochure.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
6666708691 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2005 10/XX/2005   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing                                                                                                     -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
6664991236 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 04/XX/2007 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
6664137740 XXXXXXXXXX XXXXXXXXXX GA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 03/XX/2008 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Business Days From Transaction Date
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 application date of 02/XX/2008 which is X months prior to consummation. A        or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 for testing was 09/XX/2007.                                                      Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  by borrower
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6660408751 XXXXXXXXXX XXXXXXXXXX MA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated   Arrangement Disclosure Missing
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
6659250862 XXXXXXXXXX XXXXXXXXXX NM    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Property Type Not Provided                                                                                                   -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            application date of 09/XX/2007 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 for testing was 04/XX/2007.                                                      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
6650574487 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 practicable time after using credit score.                                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
6649229853 XXXXXXXXXX XXXXXXXXXX ME    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            application date of 10/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
6647291299 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                       Preliminary or                                                                            of 05/XX/2007 used as disbursement date for compliance testing.                  Prior or equal to Disbursement Date
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Business Days From Transaction Date
                                                                                                                                                                                                                 of account opening.                                                              Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Application
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    same lender refi
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
6644707602 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - TILA Notice of Right to Cancel Expiration Date                                                                               -
                                                                          Debt Consolidation                                                                                                                     Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Prior or equal to Disbursement Date
                                                                                                                                                                                                                 of account opening.                                                              Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Application
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Provided Timely
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
6641408447 XXXXXXXXXX XXXXXXXXXX SC    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        funding date same as disbursement and/or note date but is not signed lookback was performed to determine this application date.  The final date used  or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 for testing was 08/XX/2006.                                                      Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as          Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note    Transaction Date
                                                                                                                                                                                                                 date used as transaction date for purposes of determining compliance with        State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 rescission timing requirements                                                   Disclosure Not Provided)
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document       by borrower.
                                                                                                                                                                                                                 specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6641296927 XXXXXXXXXX XXXXXXXXXX NM    7/XX/2005  6/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - (Missing Data) Last Rate Set Date                                                                                            -
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
6635893628 XXXXXXXXXX XXXXXXXXXX AZ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
6633407490 XXXXXXXXXX XXXXXXXXXX MD    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 08/XX/2007 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment     Business Days From Transaction Date
                                                                                                                                                                                                                 Penalty:  Loan contains an impermissible prepayment penalty of greater than 2    State Compliance - Maryland Prepayment Penalty Test
                                                                                                                                                                                                                 months interest calculated on 2/3 of the original balance.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
6632895403 XXXXXXXXXX XXXXXXXXXX MA    1/XX/2007  12/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - 5% late charge exceeds 3% maximum per state (MA).
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6627237035 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2003 12/XX/2003   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: State Compliance - No maximum late charge was provide on the HELOC                                                                                -
                                                                          Other                                                                                                                                  Unable to determine if late charge exceeds state maximum due to missing          Agreement.
                                                                                                                                                                                                                 information.                                                                     Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Provided Timely
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 of account opening.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
6624164777 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
6622593896 XXXXXXXXXX XXXXXXXXXX NH    9/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                                                                                                                  lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi if correct TILA rescission form was used.
6621178545 XXXXXXXXXX XXXXXXXXXX MA    2/XX/2008  11/XX/2007   Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                              Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 by closing.                                                                      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing
6620249459 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
6619711720 XXXXXXXXXX XXXXXXXXXX NC    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Missing initial and Final TIL.
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 11/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6618868082 XXXXXXXXXX XXXXXXXXXX GA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Payoff Statement Missing                                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 for testing was 03/XX/2006.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6618653478 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Business Days From Transaction Date: Truth in Lending Act:  Subject loan         Business Days From Transaction Date
                                                                                                                                                                                                                 transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
6614101556 XXXXXXXXXX XXXXXXXXXX GA    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 12/XX/2006 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Required Parties
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Business Days From Transaction Date
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6613938465 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2004  7/XX/2004    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            of 08/XX/2004 used as disbursement date for compliance testing.                  Federal Compliance - Property Type Not Provided
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 07/XX/2004 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6606221058 XXXXXXXXXX XXXXXXXXXX TX    11/XX/2006 10/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                            -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
6606095544 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date State Compliance - Massachusetts Open End Late Charge Grace Period
                                                                                                                       Preliminary or                                                                            of 10/XX/2006 used as disbursement date for compliance testing.                  Testing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA     State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 Credit Score Disclosure was provided due to missing information.                 Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Note grace period less than minimum per state.                                   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6605600901 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                                                                                                                     Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
6603113525 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                         The original                  B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        security                                                                                  Evidence of disbursement date not found in file. Note Date of 01/XX/2006 used as compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       instrument is                                                                             disbursement date for compliance testing.                                        contract sales price or original loan amount, whichever applies.
                                                                                                                       missing. What                                                                             [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                       is in the file                                                                            to determine compliance with timing requirements due to missing Initial Loan     Transaction Date
                                                                                                                       appears to be                                                                             Application Date.                                                                Federal Compliance - Disbursement Date Missing
                                                                                                                       a replacement                                                                             [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       from 3 years                                                                              Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Property Type Not Provided
                                                                                                                       after the                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       transaction                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       based on both                                                                             application date located in file.  Compliance tests were run using an            Provided Timely
                                                                                                                       notary date                                                                               application date of 12/XX/2005 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                       and recording                                                                             lookback was performed to determine this application date.  The final date used
                                                                                                                       date. However                                                                             for testing was 07/XX/2005.
                                                                                                                       the document                                                                              [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                       date and                                                                                  Type. If property type is other than single family residence, state and federal
                                                                                                                       reference to                                                                              testing may be impacted.
                                                                                                                       the note date                                                                             [B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                       show it does                                                                              Transaction Date: Unable to conclusively determine date of consummation. Note
                                                                                                                       belong to this                                                                            date used as transaction date for purposes of determining compliance with
                                                                                                                       transaction,                                                                              rescission timing requirements
                                                                                                                       not a future                                                                              [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                       modification.                                                                             Act: Notice of Right to Cancel was not provided.
                                                                                                                       The month and
                                                                                                                       day also do
                                                                                                                       not match,
                                                                                                                       showing a
                                                                                                                       simple error
                                                                                                                       probably did
                                                                                                                       not take
                                                                                                                       place.
                                                                                                                       File does not
                                                                                                                       contain either
                                                                                                                       Preliminary or
                                                                                                                       Final Title.
6595771251 XXXXXXXXXX XXXXXXXXXX GA    12/XX/2007 12/XX/2007   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         by borrower.
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 by closing.                                                                      funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing
6595246610 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: General Appraisal Requirements - Due to lack of appraised value,                                                                                  Late Charge
                                                                          Other                                                                                                                                  Mortgage loan contains an impermissible late charge of greater than 5.0% or a    compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 grace period less than 15 days.                                                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 12/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  state (NJ).
                                                                                                                                                                                                                 testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
6591937580 XXXXXXXXXX XXXXXXXXXX CO    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
6588726825 XXXXXXXXXX XXXXXXXXXX NM    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Final TIL Finance Charge Under Disclosed                                                                                     -
                                                                          Other                                        contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                       Final Title                                                                               application date located in file.  Compliance tests were run using an            Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date of 09/XX/2007 which is X months prior to consummation. A        Federal Compliance - TIL in file is indicated to be final, expected
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 missing information.                                                             by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6585985724 XXXXXXXXXX XXXXXXXXXX UT    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - The greater of 10% of the unpaid monthly payment or                                                                            -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            $40 late charge exceeds the greater of 5% of $30 maximum per state
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        (UT)
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 for testing was 09/XX/2006.                                                      Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.                                 Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                 [B] State Compliance - Utah Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
6584866341 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2007  12/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Federal Compliance - (Missing Data) Last Rate Set Date                                                                                            -
                                                                                                                                                                                                                 (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
6582536698 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - FACTA Disclosure Missing
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                       Final Title                                                                               application date located in file.  Compliance tests were run using an            Consummation
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 for testing was 11/XX/2006.                                                      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 testing may be impacted.                                                         Closing / Title - TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     date same as disbursement and/or note date but is not signed or dated
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.                                 by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6580689744 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 07/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
6579933044 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        State Compliance - Maximum for state of NY is 2% for 15 days; subject                                                                             -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          transaction exceeded this at 4% for 15 days
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 06/XX/2006 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    same lender refi
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        General Appraisal Requirements - No appraisal or approval docs in file
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      to determine value
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
6578021573 XXXXXXXXXX XXXXXXXXXX VA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            Application Date.                                                                Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Provided Timely
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6577427557 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                         File contains                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                           neither                                                                                   lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.                                        Application
                                                                                                                       Final Title                                                                               [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Policy                                                                                    Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
6576808493 XXXXXXXXXX XXXXXXXXXX TX    8/XX/2008  7/XX/2008    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            of 08/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6573756593 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used   Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5                                                                             -
                                                                          Other                                                                                                                                  on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was    Used on Same Lender Refinance
                                                                                                                                                                                                                 not executed on the proper Model Form for a refinancing by the same creditor.
                                                                                                                                                                                                                 The G-5 or H-8 form was used, the G-7 form should have been used.
6568465899 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2006 10/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
6565824112 XXXXXXXXXX XXXXXXXXXX MD    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Preliminary or                                                                            of 07/XX/2006 used as disbursement date for compliance testing.                  Provided Timely
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Application Date.                                                                compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6564900157 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   same lender refi
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 of 07/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    compliance tests requiring an LTV were run off an assumed value of a lender refi: Original Lender was not able to be determined. Unable to determine  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        State Compliance - Minimum grace period for NJ is 15 days - note
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      states 10 days.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
6564781893 XXXXXXXXXX XXXXXXXXXX PA    10/XX/2006 9/XX/2006    Investment Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
6562247460 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2007  2/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
6561974475 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2004  1/XX/2004    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: State Compliance - California Primary Residence Late Charge Percent                                                                               -
                                                                                                                                                                                                                 Unable to determine if late charge exceeds state maximum due to missing          Testing
                                                                                                                                                                                                                 information.                                                                     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6558123252 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2005  5/XX/2005    Primary    Purchase                                                                   B           B           B           B           B                                                                                            Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                                                                                                  Provided Timely
                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
6555234370 XXXXXXXXXX XXXXXXXXXX SC    2/XX/2008  2/XX/2008    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          by borrower.
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                       Final Title.                                                                              Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Disclosure Not Provided)
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document       funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 specifying the agency designated to receive complaints or inquiries about the    or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 origination and making of the loan.                                              Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6548199563 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 04/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
6543335655 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2005  7/XX/2005    UTD        Refinance Cash-out -          [C] Mortgage /                               B           B           B           B           B                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not                                                                                  -
                                                                          Other                         Program                                                                                                                                                                                   Provided Timely
                                                                                                        Eligibility -                                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                        Missing                                                                                                                                                                                   Federal Compliance - Missing Initial Loan Application Test
                                                                                                        Documents:                                                                                                                                                                                Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                        Missing other                                                                                                                                                                             results were generated using a defaulted value of Primary.
                                                                                                        financing                                                                                                                                                                                 Federal Compliance - Right to cancel was not provided.
                                                                                                        information.:                                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing
                                                                                                        Lien Position:                                                                                                                                                                            Federal Compliance - Property Type Not Provided
                                                                                                        1                                                                                                                                                                                         Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                                                                                                  Provided Timely
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                                                                                                  General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
6539691259 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2007 2/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
6535280028 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C                                                                                            General Appraisal Requirements - Due to lack of appraised value,                                                                                  Late Charge
                                                                          Other                                        contain either                                                                                                                                                             compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                                                                                                             contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title                                                                                                                                                                Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                  Business Days From Transaction Date
                                                                                                                                                                                                                                                                                                  Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                                                                                                  State Compliance - 5% late charge exceeds 4% maximum per state (NJ)
6534172762 XXXXXXXXXX XXXXXXXXXX CT    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Non Same Lender Refinance
                                                                                                                                                                                                                 of 04/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Required Parties
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission       Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 timing requirements.                                                             Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan         Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6531900602 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2006 11/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - 5% late charge exceeds 2% maximum per state (NY)                                                                               -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Application
                                                                                                                                                                                                                 for testing was 11/XX/2006.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Miscellaneous Compliance - (Doc Error) Initial GFE not provided exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
6528461500 XXXXXXXXXX XXXXXXXXXX MA    8/XX/2006  7/XX/2006    UTD        UTD UTD                                                                    D           D           D           D           D                                                                                            State Compliance - Massachusetts Home Loan - Borrower's Interest                                                                       UTD        Indeterminable
                                                                                                                                                                                                                                                                                                  Tangible Net Benefit Worksheet Not in File                                                                                                        (UAL State)
                                                                                                                                                                                                                                                                                                  Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                                                                                                  Transaction Date
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - County Name Missing
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                                                                                                  General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                  State Compliance - Massachusetts Borrower's Interest Tangible Net
                                                                                                                                                                                                                                                                                                  Benefit Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                                                                                                  Testing
6523390864 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Business Days From Transaction Date
                                                                                                                                                                                                                 of account opening.                                                              Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     same lender refi
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Provided Timely
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing    Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
6520529473 XXXXXXXXXX XXXXXXXXXX MA    5/XX/2007  4/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
6517041638 XXXXXXXXXX XXXXXXXXXX MN    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 05/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 04/XX/2006 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
6514486266 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 05/XX/2007.                                                      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6513312035 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2000  4/XX/2000    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of 06/XX/2000 used as disbursement date for compliance testing.                  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6512595173 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2007  3/XX/2007    UTD        Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            by borrower.
                                                                                                                       Preliminary or                                                                            application date of 03/XX/2007 which is X months prior to consummation. A        Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 for testing was 10/XX/2006.                                                      or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 testing may be impacted.                                                         Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Required Parties
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan         Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6512266912 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2005  6/XX/2005    Second     Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                               Home       Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 07/XX/2005 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 06/XX/2005 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
6509040489 XXXXXXXXXX XXXXXXXXXX AR    9/XX/2007  9/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 by closing.                                                                      Federal Compliance - FACTA Disclosure Missing
6504506681 XXXXXXXXXX XXXXXXXXXX CT    6/XX/2006  5/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
6502564642 XXXXXXXXXX XXXXXXXXXX NM    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Federal Compliance - TILA - Final TIL Missing                          SELLER - GENERAL COMMENT GENERAL COMMENT                        Yes        TR HUD
                                                                          Other                                        contain either                                                                            For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  Federal Compliance - Notice of Right to Cancel Missing                 (2019-09-10): The        (2019-09-10): The                                 Deficiency (UAL
                                                                                                                       Preliminary or                                                                            applicable Federal, State or Local compliance testing.                           Federal Compliance - Property Type Not Provided                        missing document has     missing document has                              State)
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test             been located and         been located and
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Disbursement Date Missing                         uploaded.                uploaded.
                                                                                                                                                                                                                 of 12/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - (Missing Data) Last Rate Set Date                 REVIEWER - GENERAL
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing                          COMMENT (2019-09-10):
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Miscellaneous Compliance - (Doc Error) Initial GFE not provided        HUD provided however,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,       document is not signed
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a   or stamped true
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.       certified copy.
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Exception remains.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Used For Fee Testing
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6501969598 XXXXXXXXXX XXXXXXXXXX MA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 12/XX/2005 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - 4% late charge exceeds 3% maximum per state (MA).
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 11/XX/2005 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.
6499471400 XXXXXXXXXX XXXXXXXXXX SC    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - South Carolina Home Loan (Complaint Agency                                                                                     -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Disclosure Not Provided)
                                                                                                                                                                                                                 application date of 01/XX/2008 which is X months prior to consummation. A        Federal Compliance - Unable to determine reason for underdisclosure
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       due to missing Final TIL itemization
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
6497167738 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2008  2/XX/2008    Primary    Refinance UTD                                File does not                 D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Federal Compliance - TIL in file indicated to be final, expected                                                                       Yes        TR
                                                                                                                       contain either                                                                            Missing Final HUD-1.  No document containing fees provided.  Any applicable      funding date same as disbursement and/or note date but is not signed                                                                              Indeterminable
                                                                                                                       Preliminary or                                                                            Federal, State or Local compliance testing is unreliable.                        or dated by borrower so cannot confirm that borrower received.                                                                                    (UAL State)
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 of 03/XX/2008 used as disbursement date for compliance testing.                  same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Closing / Title - TIL in file indicated to be final, expected funding lender refi: Original Lender was not able to be determined. Unable to determine  date same as disbursement and/or note date but is not signed or
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Testing timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6496662949 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2005  5/XX/2005    Primary    Refinance UTD                 [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                        Security                                                                                                 of 06/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                        FNMA/FHLMC                                                                                               application date of 05/XX/2005 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        not contain                                                                                              [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                        the following                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Payoff Statement Missing
                                                                                                        clauses:: ___                                                                                            if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     same lender refi
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 may impact high cost findings.                                                   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6492647113 XXXXXXXXXX XXXXXXXXXX UT    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                                       Preliminary or                                                                            of 10/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Application
                                                                                                                                                                                                                 of account opening.                                                              Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Business Days From Transaction Date
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Disbursement Date Missing if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
6491366033 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                                       Preliminary or                                                                            of 09/XX/2007 used as disbursement date for compliance testing.                  Closing / Title - TIL appears to be final but is not signed nor
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   initialed by borrower.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a lookback was performed to determine this application date.  The final date used  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 for testing was 03/XX/2007.                                                      Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 exceeds maximum per state.                                                       or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 lender refi: Original Lender was not able to be determined. Unable to determine  Business Days From Transaction Date
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     State Compliance - 4% late charge exceeds 2% maximum per state (NY).
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 testing may be impacted.                                                         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Application
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.   Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6491340117 XXXXXXXXXX XXXXXXXXXX GA    1/XX/2007  12/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan:       Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 Mortgage loan contains an impermissible late charge of greater than 5.0% or a    State Compliance - Georgia Home Loan (Late Charge)
                                                                                                                                                                                                                 grace period of less than ten (10) days.                                         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6490148395 XXXXXXXXXX XXXXXXXXXX UT    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
6486917625 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 04/XX/2007 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
6483804429 XXXXXXXXXX XXXXXXXXXX CT    3/XX/2007  3/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
6482086889 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: State Compliance - 10% late charge exceeds 6% maximum allowed per                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Note late charge exceeds maximum per state.                                      State (CA).
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
6481370440 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Property Type Not Provided
                                                                                                                       Preliminary or                                                                            of 12/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Application Date.                                                                Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6477661257 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2006  11/XX/2005   Primary    Purchase                                                                   B           B           B           B           B                                                                                            Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
6477372715 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2006 11/XX/2006   Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
6473109723 XXXXXXXXXX XXXXXXXXXX NC    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       final title or                                                                            application date of 06/XX/2006 which is X months prior to consummation. A        Application
                                                                                                                       preliminary                                                                               lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                       title                                                                                     for testing was 01/XX/2006.                                                      Affiliated Business Arrangement Disclosure
                                                                                                                       commitment                                                                                [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
6472296563 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2006  4/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
6471199400 XXXXXXXXXX XXXXXXXXXX TN    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   State Compliance - Tennessee Late Charge Percent and Amount Test                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            of 04/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] State Compliance - Tennessee Late Charge Percent and Amount Test: Unable to
                                                                                                                                                                                                                 determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6461058918 XXXXXXXXXX XXXXXXXXXX IN    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                         File does not                 A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation                           contain either
                                                                                                                       Preliminary or
                                                                                                                       Final Title
6460735798 XXXXXXXXXX XXXXXXXXXX UT    7/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6457669157 XXXXXXXXXX XXXXXXXXXX AZ    12/XX/2005 11/XX/2005   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TIL itemization did not disclose an email fee of                                                                             -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            $25.00, a closing fee of $60.00, or a wire fee of $25.00 as a prepaid
                                                                                                                                                                                                                 application date of 11/XX/2005 which is X months prior to consummation. A        finance charge.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 for testing was 11/XX/2005.                                                      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Application
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
6457186291 XXXXXXXXXX XXXXXXXXXX MN    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Home Improvement                             contain either                                                                            application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            application date of 05/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 for testing was 12/XX/2006.                                                      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
6456571133 XXXXXXXXXX XXXXXXXXXX MA    11/XX/2004 10/XX/2004   Primary    Purchase                                     File does not                 D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Federal Compliance - TILA - Final TIL Missing                                                                                          Yes        TR
                                                                                                                       contain either                                                                            Missing Final HUD-1.  No document containing fees provided.  Any applicable      Federal Compliance - Property Type Not Provided                                                                                                   Indeterminable
                                                                                                                       Preliminary or                                                                            Federal, State or Local compliance testing is unreliable.                        Federal Compliance - Missing Initial Loan Application No Fees                                                                                     (UAL State)
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 of 11/XX/2004 used as disbursement date for compliance testing.                  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 10/XX/2004 which is X months prior to consummation.  A       Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used Testing
                                                                                                                                                                                                                 for testing was 05/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6445434008 XXXXXXXXXX XXXXXXXXXX SC    6/XX/2006  5/XX/2006    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                                       contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                       Preliminary or                                                                            application date of 05/XX/2006 which is X months prior to consummation. A        State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Disclosure Not Provided)
                                                                                                                                                                                                                 for testing was 12/XX/2005.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6444563076 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2006  2/XX/2006    Primary    UTD UTD                                      File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            of 03/XX/2006 used as disbursement date for compliance testing.                  State Compliance - New York Late Charge Percent Testing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - New York Late Charge Grace Period Testing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date of 02/XX/2006 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 period less than minimum per state.                                              contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6444040312 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6443147874 XXXXXXXXXX XXXXXXXXXX TN    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                                                                                                   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
6442939621 XXXXXXXXXX XXXXXXXXXX SC    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date State Compliance - South Carolina Late Charge Amount Testing
                                                                                                                       Preliminary or                                                                            of 05/XX/2006 used as disbursement date for compliance testing.                  State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Disclosure Not Provided)
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 04/XX/2006 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6441166213 XXXXXXXXXX XXXXXXXXXX GA    12/XX/2007 11/XX/2007   Primary    UTD UTD                                      File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                                                                       contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            Application Date.                                                                Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    same lender refi
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 application date of 11/XX/2007 which is X months prior to consummation. A        Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 for testing was 06/XX/2007.                                                      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Provided Timely
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
6439272098 XXXXXXXXXX XXXXXXXXXX CT    12/XX/2006 11/XX/2006   Primary    Purchase                      [B] Closing /  File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                        Title -        contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                        Security       Preliminary or                                                                            application date of 11/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        Instrument is  Final Title.                                                                              lookback was performed to determine this application date.  The final date used
                                                                                                        not on a                                                                                                 for testing was 06/XX/2006.
                                                                                                        FNMA/FHLMC                                                                                               [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                        form and does
                                                                                                        not contain
                                                                                                        the following
                                                                                                        clauses:: ___
6432497484 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA Notice of Right to Cancel Expiration Date                                                                               -
                                                                          Other                                                                                                                                  Act (HELOC): HELOC Brochure not provided to borrower.                            Prior or equal to Disbursement Date
                                                                                                                                                                                                                 [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty  State Compliance - PPP Expired. Prepayment charge not allowed per
                                                                                                                                                                                                                 (llinois Interest Act): Prepayment penalty not permissible on a loan with an     state (IL) -Max Prepayment charge for IL  is none if over 8% interest
                                                                                                                                                                                                                 interest rate greater than 8%.                                                   rate (in case of ARM, use the maximum rate to determine) - note states
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   $500{ellipsis}  Lender is XXXX.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date of 10/XX/2007 which is X months prior to consummation. A        same lender refi
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
6431121925 XXXXXXXXXX XXXXXXXXXX IA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] State Compliance - Iowa Late Charge Percent and Amount Testing: Note late    State Compliance - 5% late charge or $20 exceeds 5% or $15 maximum per                                                                            -
                                                                          Debt Consolidation                           contain either                                                                            charge exceeds maximum per state.                                                state (IA).
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                       Final Title                                                                               application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 11/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6431068260 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2005 9/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 10/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Final TIL Finance Charge Under Disclosed
                                                                                                                                                                                                                 application date of 09/XX/2005 which is X months prior to consummation. A        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       State Compliance - Late charge not allowed per state (NY) - max late
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    charge for NY is  2% - note states  4%
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Application
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      same lender refi
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Miscellaneous Compliance - (Doc Error) Initial GFE not provided missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6423841476 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
6423828534 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 9/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - California Prepayment Penalty ARM Test: California        State Compliance - PPP Expired. Prepayment charge not allowed per                                                                                 -
                                                                                                                                                                                                                 Prepayment Penalty:  Interest rate increase may be invalid due to borrower not   state {CA) - A prepayment charge for **CA ARM loan requires the
                                                                                                                                                                                                                 being permitted to prepay the loan without penalty within 90 days of             borrower have the ability to pay in full without a penalty within 90
                                                                                                                                                                                                                 notification of any increase in the interest rate, depending on the lender's     days of a rate change - note states 6 month interest on 80% of the
                                                                                                                                                                                                                 license type.                                                                    original UPB. Lender is XXXX.
6421671046 XXXXXXXXXX XXXXXXXXXX OR    7/XX/2006  4/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                         Title -                                                                                                  Act: Notice of Right to Cancel was not provided.                                 Federal Compliance - Notice of Right to Cancel Missing
                                                                                                        Security                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC
                                                                                                        form and does
                                                                                                        not contain
                                                                                                        the following
                                                                                                        clauses:: ___
6417084445 XXXXXXXXXX XXXXXXXXXX OH    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6414823501 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 11/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 for testing was 06/XX/2007.                                                      same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
6413586497 XXXXXXXXXX XXXXXXXXXX GA    11/XX/2007 10/XX/2007   Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
6412511840 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 11/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6408038043 XXXXXXXXXX XXXXXXXXXX NM    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
6407728121 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2006  8/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing                                                                                                     -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 for testing was 08/XX/2006.                                                      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6406984842 XXXXXXXXXX XXXXXXXXXX MD    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                        Security                                                                                                 of 08/XX/2007 used as disbursement date for compliance testing.                  Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   by borrower.
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TIL in file indicated to be final, expected
                                                                                                        FNMA/FHLMC                                                                                               application date of 07/XX/2007 which is X months prior to consummation. A        funding date same as disbursement and/or note date but is not signed
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.  The final date used  or dated by borrower so cannot confirm that borrower received.
                                                                                                        not contain                                                                                              for testing was 02/XX/2007.                                                      Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        the following                                                                                            [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Required Parties
                                                                                                        clauses:: ___                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 timing requirements.                                                             compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6406377133 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
6404525914 XXXXXXXXXX XXXXXXXXXX RI    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       C           C           C           C           C                                                                                            Federal Compliance - Missing Initial Loan Application Test                                                                                        State - NC
                                                                          Other                                                                                                                                                                                                                   State Compliance - Rhode Island Home Loan (Invoices for Third Party
                                                                                                                                                                                                                                                                                                  Fees Not in File - Unable to Determined if Bona Fide)
                                                                                                                                                                                                                                                                                                  State Compliance - Rhode Island Tangible Net Benefit Test
6402129274 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2003  1/XX/2003    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Application / Processing - Missing Document: Missing Lender's Initial                                                                  Yes        TR
                                                                          Other                                                                                                                                  Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   1003                                                                                                                                              Indeterminable
                                                                                                                                                                                                                 Account Opening not in file. Unable to validate accuracy of and compliance with  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     Provided Timely
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 disclosure requirements.                                                         Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is X months prior to consummation.  A
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                 for testing was 08/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
6401889047 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 07/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Under-disclosure is interest rate and payment
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   stream related. Discrepancy is caused by the calculation of DSI
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            payments versus reflection of payments within the Final TIL.
                                                                                                                                                                                                                 application date of 06/XX/2006 which is X months prior to consummation. A        Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    same lender refi
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
6397298364 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            of 11/XX/2006 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Application Date.                                                                State Compliance - Late charge not allowed per state (NY) - max late
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    charge for NY is 2% - note states 5%
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   State Compliance - Grace period not allowed per state (NY) - min grace
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   period for NY is 15 days - note states 10 days.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        Provided Timely
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 for testing was 05/XX/2006.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6389693086 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2006 9/XX/2006    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TILA - Final TIL Missing
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - FACTA Disclosure Missing
                                                                                                                       Final Title.                                                                              application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6387890232 XXXXXXXXXX XXXXXXXXXX NH    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - FACTA Disclosure Missing                                                                                                     -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA - Final TIL Missing
                                                                                                                       preliminary or                                                                            of 06/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       final title                                                                               [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 05/XX/2006 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a lookback was performed to determine this application date.  The final date used  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 for testing was 12/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6383624510 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                       Preliminary or                                                                            application date of 01/XX/2007 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6382152001 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Application
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  State Compliance - 10 day grace period less than 15 day minimum per
                                                                                                                                                                                                                 testing may be impacted.                                                         state (NJ)
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
6382090611 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                           contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.                                        Application
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
6378192441 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Non Same Lender Refinance
                                                                                                                                                                                                                 of 07/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 application date of 06/XX/2006 which is X months prior to consummation. A        Required Parties
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Business Days From Transaction Date
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 missing information.                                                             compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan         Miscellaneous Compliance - (Doc Error) Initial GFE not provided transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6374097642 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
6367520730 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                         File does not                 A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation                           contain either
                                                                                                                       Preliminary or
                                                                                                                       Final Title
6366700431 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Debt Consolidation                           contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            practicable time after using credit score.                                       contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            by borrower.
                                                                                                                                                                                                                 application date of 04/XX/2006 which is X months prior to consummation. A        Closing / Title - TIL in file indicated to be final, expected funding lookback was performed to determine this application date.  The final date used  date same as disbursement and/or note date but is not signed or dated
                                                                                                                                                                                                                 for testing was 11/XX/2005.                                                      by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Required Parties
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Application
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6364546689 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Business Days From Transaction Date
                                                                                                                                                                                                                 of account opening.                                                              Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Provided Timely
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 to borrower at time of account opening.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
6361952312 XXXXXXXXXX XXXXXXXXXX WV    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Notice of Right to Cancel Expiration Date                                                                               -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Prior or equal to Disbursement Date
                                                                                                                                                                                                                 of 02/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Application
                                                                                                                                                                                                                 for testing was 08/XX/2006.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
6361847059 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
6361704207 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2006 9/XX/2006    Investment Purchase                                                                   B           B           B           B           B                                                                                            Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
6361551056 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - TILA Notice of Right to Cancel Expiration Date                                                                               -
                                                                          Other                                                                                                                                  Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Prior or equal to Disbursement Date
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Business Days From Transaction Date
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         Application
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
6361439398 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 09/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 for testing was 03/XX/2007.                                                      by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TIL in file indicated to be final, expected lender refi: Original Lender was not able to be determined. Unable to determine  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 may impact high cost findings.                                                   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Application
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         same lender refi
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6358331664 XXXXXXXXXX XXXXXXXXXX MA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    State Compliance - Massachusetts Home Loan - Borrower's Interest                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Tangible Net Benefit Worksheet Not in File file of document or worksheet indicating how the lender determined that the home Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
6357847854 XXXXXXXXXX XXXXXXXXXX MD    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 of 10/XX/2006 used as disbursement date for compliance testing.                  Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        State Compliance - PPP expired. PPP of 2% of unpaid balance within the
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          first 24 months is not allowed on secondary financing per State (MD).
                                                                                                                                                                                                                 [B] State Compliance - Maryland Prepayment Penalty Test: Maryland Prepayment     Lender is XXXX.
                                                                                                                                                                                                                 Penalty:  Prepayment penalty not permissible by state law; however Note or       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Prepay Addendum provides specific language that prepay will not exceed maximum   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 permitted by applicable law.                                                     Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
6353345110 XXXXXXXXXX XXXXXXXXXX VA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
6353117660 XXXXXXXXXX XXXXXXXXXX MD    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Home Improvement
6352627858 XXXXXXXXXX XXXXXXXXXX MA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Payoff Statement Missing                                                                                                     -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       Preliminary or                                                                            of 01/XX/2007 used as disbursement date for compliance testing.                  Business Days From Transaction Date
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 practicable time after using credit score.                                       same lender refi
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Tangible Net Benefit Worksheet Not in File file of document or worksheet indicating how the lender determined that the home General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   by borrower.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        Federal Compliance - TIL in file indicated to be final, expected lookback was performed to determine this application date.  The final date used  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 for testing was 07/XX/2006.                                                      or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    State Compliance - 4% late charge exceeds 3% maximum per state of lender refi: Original Lender was not able to be determined. Unable to determine  Massachusetts.
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6347914524 XXXXXXXXXX XXXXXXXXXX UT    3/XX/2007  2/XX/2007    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                                       contain either                                                                            application date located in file.  Compliance tests were run using an            State Compliance - 10% late charge exceeds maximum charge of 5% for
                                                                                                                       Preliminary or                                                                            application date of 02/XX/2007 which is X months prior to consummation. A        second liens in the state of Utah
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 09/XX/2006.
                                                                                                                                                                                                                 [B] State Compliance - Utah Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
6345549087 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: State Compliance - California Primary Residence Late Charge Percent                                                                               -
                                                                          Other                                                                                                                                  Unable to determine if late charge exceeds state maximum due to missing          Testing
                                                                                                                                                                                                                 information.                                                                     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   same lender refi
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement.
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
6345486566 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                        Security                                                                                                 of 10/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                        FNMA/FHLMC                                                                                               application date of 09/XX/2007 which is X months prior to consummation. A
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.
                                                                                                        not contain                                                                                              [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                        the following                                                                                            and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                        clauses:: ___                                                                                            Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
6344419441 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2002  4/XX/2002    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   State Compliance - New York Prepayment Penalty Junior Lien                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date State Compliance - New York Late Charge Percent Testing
                                                                                                                       Preliminary or                                                                            of 05/XX/2002 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   State Compliance - 10 day grace period is less the 15 day minimum per
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   state (NY).
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date of 04/XX/2002 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 period less than minimum per state.                                              contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                 [B] State Compliance - New York Prepayment Penalty Junior Lien: New York
                                                                                                                                                                                                                 Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6343170028 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Payoff Statement Missing                                                                                                     -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 of 02/XX/2007 used as disbursement date for compliance testing.                  Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Non Same Lender Refinance
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 may impact high cost findings.                                                   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6340950769 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 11/XX/2005 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 06/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
6339305508 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                                                                                                                  Act (HELOC): HELOC Brochure not provided to borrower.                            same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
6337176178 XXXXXXXXXX XXXXXXXXXX CT    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
6326459690 XXXXXXXXXX XXXXXXXXXX NV    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Preliminary or                                                                            of 09/XX/2006 used as disbursement date for compliance testing.                  Provided Timely
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6321521838 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                         "File does not                C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Missing Initial Loan Application Test                                                                                        Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Federal Compliance - Property Type Not Provided
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 of 04/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 application date of 03/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6318981362 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                       Preliminary or                                                                            application date of 03/XX/2007 which is X months prior to consummation. A        Federal Compliance - TILA - Final TIL Missing
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Federal Compliance - Notice of Right to Cancel Missing for testing was 10/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6318894585 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Home Improvement                                                                                                                       Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6310866138 XXXXXXXXXX XXXXXXXXXX LA    2/XX/2007  1/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6306285781 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
6299505680 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                          Other                                        contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          by borrower
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Final Title                                                                               application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 for testing was 07/XX/2006.                                                      funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Unable to determine under disclosure due to
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  missing itemization of amount financed.
                                                                                                                                                                                                                 testing may be impacted.                                                         State Compliance - 4% late charge exceeds maximum late charge of 2%
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      per the state of New York
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Application
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6290028672 XXXXXXXXXX XXXXXXXXXX CO    11/XX/2006 10/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
6288971345 XXXXXXXXXX XXXXXXXXXX ME    3/XX/2008  2/XX/2008    Investment Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            application date of 02/XX/2008 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.                       contract sales price or original loan amount, whichever applies.
6287744994 XXXXXXXXXX XXXXXXXXXX MA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   State Compliance - Massachusetts Open End Late Charge Percent and                                                                                 -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Amount Testing
                                                                                                                       Preliminary or                                                                            of 08/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 Application Date.                                                                Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Provided Timely
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    State Compliance - Massachusetts Open End Late Charge Grace Period
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Testing file of document or worksheet indicating how the lender determined that the home Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              General Appraisal Requirements - missing appraisal and value not
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  stated in file
                                                                                                                                                                                                                 Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount
                                                                                                                                                                                                                 Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6281745219 XXXXXXXXXX XXXXXXXXXX MA    4/XX/2007  3/XX/2007    Investment Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date State Compliance - 5% late charge exceeds 3% maximum per state (MA)
                                                                                                                       Preliminary or                                                                            of 04/XX/2007 used as disbursement date for compliance testing.                  State Compliance - 10 day grace period less than 15 day minimum per
                                                                                                                       Final Title                                                                               [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        state (MA)
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount
                                                                                                                                                                                                                 Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
6281385291 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date State Compliance - New York Late Charge Percent Testing
                                                                                                                       Preliminary or                                                                            of 09/XX/2006 used as disbursement date for compliance testing.                  State Compliance - New York Late Charge Grace Period Testing
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6279353114 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2006  7/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Miscellaneous Compliance - (Doc Error) Initial GFE not provided missing information.
6278755314 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 03/XX/2007 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Required Parties
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Non Same Lender Refinance
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 may impact high cost findings.                                                   Application
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      same lender refi
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6273518047 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2007  1/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     or
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Unable to determine under disclosure due to
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      missing Itemization of Amount Financed.
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.                                    Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6262017575 XXXXXXXXXX XXXXXXXXXX VA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
6252347235 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                           contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            of 04/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 application date of 03/XX/2006 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value, lookback was performed to determine this application date.  The final date used  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 for testing was 10/XX/2005.                                                      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6251791325 XXXXXXXXXX XXXXXXXXXX WA    12/XX/2004 11/XX/2004   Primary    Refinance UTD                                File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA HELOC - Important Terms Disclosure Not                                                                                  -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Provided Timely
                                                                                                                       Preliminary or                                                                            of 12/XX/2004 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6245443551 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Property Type Not Provided                                                                                                   -
                                                                          Other                                        contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            Application Date.                                                                compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   State Compliance - max late charge for NY is 2% - note states 5%.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - minimum days for NY are 15 - note states 10 days
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 12/XX/2007 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 for testing was 07/XX/2007.                                                      Provided Timely
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6243262602 XXXXXXXXXX XXXXXXXXXX OK    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            application date of 03/XX/2006 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.                       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6242203013 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Property Type Not Provided                                                                                                   Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 of 09/XX/2006 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - 10 day grace period with greater of 5% or $10 late
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        charge is outside parameters of 15 day minimum grace period with
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       maximum 5% late charge for 2nd liens in the state of NJ as of
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     11/27/2003.
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6240625859 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                          -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.
6237744605 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            of 08/XX/2005 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 of account opening.                                                              Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Provided Timely
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Provided Timely
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6234673051 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 11/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6228361875 XXXXXXXXXX XXXXXXXXXX CT    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            of 05/XX/2007 used as disbursement date for compliance testing.                  Application
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Required Parties
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      by borrower.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Business Days From Transaction Date
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6227716593 XXXXXXXXXX XXXXXXXXXX AZ    7/XX/2005  6/XX/2005    Primary    UTD UTD                                      File does not                 B           B           B           B           B           [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                       contain either                                                                            in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Preliminary or                                                                            at Account opening. Unable to validate accuracy of and compliance with fee       Arrangement Disclosure Missing
                                                                                                                       Final Title                                                                               disclosure requirements.                                                         Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Provided Timely
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 of account opening.                                                              Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                 to borrower at time of account opening.                                          General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6226546837 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            State Compliance - Late charge not allowed per state (NY) - max late
                                                                                                                       Preliminary or                                                                            application date of 02/XX/2006 which is X months prior to consummation. A        charge for NY is 2% - note states 5%
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.                       State Compliance - Grace period min not allowed per state (NY) - min
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     grace period for NY is 15 days - note states 10
                                                                                                                                                                                                                 period less than minimum per state.                                              Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 exceeds maximum per state.                                                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6225379163 XXXXXXXXXX XXXXXXXXXX MN    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
6223782387 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         No preliminary                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Property Type Not Provided                                                                                                   -
                                                                          Other                                        or final title                                                                            Evidence of disbursement date not found in file. Note Date of 08/XX/2007 used as Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       in file.                                                                                  disbursement date for compliance testing.                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Application Date.                                                                compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - 5% late charge exceeds the 2% maximum per state
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        (NY).
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  State Compliance - 10 day grace period is less than the 15 day minimum
                                                                                                                                                                                                                 for testing was 02/XX/2007.                                                      per state (NY).
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 period less than minimum per state.                                              Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6222665021 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2005  3/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth  Federal Compliance - TILA HELOC - Important Terms Disclosure Not                                                                                  -
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.  Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 to borrower at application.                                                      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
6222445568 XXXXXXXXXX XXXXXXXXXX WA    6/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan         Business Days From Transaction Date
                                                                                                                                                                                                                 transaction disbursed on 07/XX/2007, prior to three (3) business days from       Miscellaneous Compliance - (Doc Error) Initial GFE not provided transaction date of 07/XX/2007.
6222259083 XXXXXXXXXX XXXXXXXXXX MA    7/XX/2002  6/XX/2002    Primary    Refinance Cash-out -                         The file does                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        not contain                                                                               Act (HELOC): HELOC Brochure not provided to borrower.                            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       evidence of                                                                               [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  contract sales price or original loan amount, whichever applies.
                                                                                                                       title.                                                                                    in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 06/XX/2002 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 for testing was 01/XX/2002.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
6219703551 XXXXXXXXXX XXXXXXXXXX CT    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            of 10/XX/2007 used as disbursement date for compliance testing.                  or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title                                                                               [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 09/XX/2007 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Application
                                                                                                                                                                                                                 for testing was 04/XX/2007.                                                      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    same lender refi
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 missing information.                                                             Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      by borrower.
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6216796295 XXXXXXXXXX XXXXXXXXXX NM    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       preliminary or                                                                            of 10/XX/2007 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                       final title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Business Days From Transaction Date
                                                                                                                                                                                                                 application date of 09/XX/2007 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Unable to determine if loan is a lookback was performed to determine this application date.  The final date used  same lender refi
                                                                                                                                                                                                                 for testing was 04/XX/2007.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
6215762542 XXXXXXXXXX XXXXXXXXXX HI    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Under disclosed due to title courier fee ($55),                                                                              -
                                                                          Other                                                                                                                                  Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably wire fee ($65), processing fee ($55) not disclosed as finance charges.
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
6208214859 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
6207261828 XXXXXXXXXX XXXXXXXXXX MN    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            application date of 08/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 03/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6194639724 XXXXXXXXXX XXXXXXXXXX IL    1/XX/2007  12/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - Illinois Late Charge Percent Testing: Note late charge    Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - 10% late charge exceeds 5% maximum per state of IL.
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6187669653 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Federal Compliance - FACTA Disclosure Missing                                                                                                     -
                                                                          Other                                                                                                                                  Note late charge exceeds maximum per state.                                      State Compliance - 10% late charge exceeds 6% maximum per state (CA).
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        State Compliance - 10% late charge exceeds 6% maximum per state (CA).
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
6186878494 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                        Security                                                                                                 of 12/XX/2007 used as disbursement date for compliance testing.                  State Compliance - New York Prepayment Penalty Junior Lien
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - Late charge not allowed per state (NY) - max late
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            charge for NY is 2% - note states the greater of $5 or 5%.
                                                                                                        FNMA/FHLMC                                                                                               application date of 11/XX/2007 which is X months prior to consummation. A        State Compliance - Grace period not allowed per state (NY) - min grace
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.                       period for NY is 15 days - note states 10 days.
                                                                                                        not contain                                                                                              [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        the following                                                                                            period less than minimum per state.                                              same lender refi
                                                                                                        clauses:: ___                                                                                            [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] State Compliance - New York Prepayment Penalty Junior Lien: New York         Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 loan.                                                                            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
6185681450 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure -  Missing Signature on                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Arrangement Disclosure Missing
                                                                                                                                                                                                                 for testing was 10/XX/2006.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
6184750923 XXXXXXXXXX XXXXXXXXXX NC    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Notice of Right to Cancel Missing                                                                                 Yes        TR
                                                                          Other                                        contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Federal Compliance - Missing Initial Loan Application No Fees                                                                                     Indeterminable
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title.                                                                              fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  compliance tests requiring an LTV were run off an assumed value of a in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 disclosure requirements.                                                         Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6183006953 XXXXXXXXXX XXXXXXXXXX CO    3/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
6179500892 XXXXXXXXXX XXXXXXXXXX TX    3/XX/2007  2/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
6179164288 XXXXXXXXXX XXXXXXXXXX IL    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 of 01/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6176576013 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing                                                                               Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Federal Compliance - TILA HELOC - Credit Agreement Missing
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of 12/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test   Provided Timely
                                                                                                                                                                                                                 HELOC Agreement due to missing information.                                      Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 to test billing rights due to missing information.                               compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     State Compliance - 10 day grace period is less than 15 day minimum
                                                                                                                                                                                                                 Application Date.                                                                required for the state of NJ.  (max 5% late charge meets 5% for state
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    of NJ)
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6176166283 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 07/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 practicable time after using credit score.                                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a lookback was performed to determine this application date.  The final date used  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 for testing was 01/XX/2007.                                                      Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    by borrower.
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - TIL in file indicated to be final,
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     expected funding date same as disbursement and/or note date but is not
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  signed or dated by borrower
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Required Parties
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Application Date.                                                                State Compliance - 4% late charge exceeds 2% maximum per State (NY)
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6176040268 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date by borrower.
                                                                                                                                                                                                                 of 05/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably or
                                                                                                                                                                                                                 practicable time after using credit score.                                       dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Business Days From Transaction Date
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 for testing was 11/XX/2006.                                                      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6174982862 XXXXXXXXXX XXXXXXXXXX MN    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                                                                                                                  lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
6171308394 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Note Date of 10/XX/2007 used as Application
                                                                                                                                                                                                                 disbursement date for compliance testing.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 09/XX/2007 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      State Compliance - Late charge not allowed per state (NJ) - min grace
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  period for **NJ is 15 days - note states 10 days.
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     **Effective 11/27/2003, no lender making any home loan may charge a
                                                                                                                                                                                                                 missing information.                                                             late payment fee in excess of 5% of the amount of the payment past
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         due. The late payment fee may only be assessed for a payment past due
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan         15 days or more.
                                                                                                                                                                                                                 transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
6170498683 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       preliminary or                                                                            of 04/XX/2007 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                       final title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Provided Timely
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6170065365 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
6168375450 XXXXXXXXXX XXXXXXXXXX VA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                                                                                                      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
6159609786 XXXXXXXXXX XXXXXXXXXX SC    6/XX/2008  5/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                            -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 of 06/XX/2008 used as disbursement date for compliance testing.                  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 05/XX/2008 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Underdisclosure due to daily simple monthly
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     payment calculation.
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 testing may be impacted.                                                         State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Disclosure Not Provided)
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Application
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 timing requirements.                                                             General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2008, prior to three (3) business days from transaction date of 06/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6158945825 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date by borrower.
                                                                                                                       Preliminary or                                                                            of 02/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   funding date same as disbursement and/or note date but is not signed
                                                                                                                       Lender's final                                                                            application date located in file.  Compliance tests were run using an            or dated by borrower so cannot confirm that borrower received.
                                                                                                                       1003 not found                                                                            application date of 01/XX/2006 which is X months prior to consummation. A        Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                       in file                                                                                   lookback was performed to determine this application date.  The final date used  Prior or equal to Disbursement Date
                                                                                                                                                                                                                 for testing was 08/XX/2005.                                                      Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Required Parties
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      same lender refi
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Miscellaneous Compliance - Initial GFE not found in file
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6148855159 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2011  5/XX/2011    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            of 06/XX/2011 used as disbursement date for compliance testing.                  or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title                                                                               [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL-MDIA - Initial TIL Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          State Compliance - PPP Expired. Prepayment charge not allowed per
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   state (NY) - max prepayment charge for NY 2nd Lien loan is 0% - note
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            states $450.00. Lender is XXXX.
                                                                                                                                                                                                                 application date of 05/XX/2011 which is X months prior to consummation. A        State Compliance - 4% late charge exceeds 2% maximum per state (NY)
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - RESPA -  Initial GFE Missing
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] State Compliance - New York Prepayment Penalty Junior Lien: New York         Application
                                                                                                                                                                                                                 Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 loan.                                                                            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA -  Initial GFE Missing: RESPA: Initial GFE not    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 provided to Borrower(s).                                                         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Closing / Title - (Doc Error) TIL Error: TIL did not reflect the
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   required verbiage
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 missing information.                                                             by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act    Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 (Early TIL Disclosure): Initial TIL was not provided to the borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6147066462 XXXXXXXXXX XXXXXXXXXX NC    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
6146333408 XXXXXXXXXX XXXXXXXXXX MA    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            of 01/XX/2006 used as disbursement date for compliance testing.                  Application
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Required Parties
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  funding date same as disbursement and/or note date but is not signed file of document or worksheet indicating how the lender determined that the home or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      Business Days From Transaction Date
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - 4% late charge exceeds 3% maximum allowed per State
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            (MA).
                                                                                                                                                                                                                 application date of 12/XX/2005 which is X months prior to consummation. A        State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 for testing was 07/XX/2005.                                                      Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 testing may be impacted.                                                         General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     by borrower.
                                                                                                                                                                                                                 missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6145922702 XXXXXXXXXX XXXXXXXXXX TX    7/XX/2006  6/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan         Business Days From Transaction Date
                                                                                                                                                                                                                 transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
6144007389 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                          File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                                       Preliminary or                                                                            of 06/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Business Days From Transaction Date
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 exceeds maximum per state.                                                       State Compliance - Late charge not allowed per state (NY) - max late
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    charge for NY is 2% - note states 4%
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Application
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     by borrower.
                                                                                                                                                                                                                 missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6141563931 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 07/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
6138150676 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Miscellaneous Compliance - Unable to determine the # of units,                                                                                    -
                                                                          Other                                        contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably compliance results were generated using a defaulted value.
                                                                                                                       preliminary or                                                                            practicable time after using credit score.                                       Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                       final title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   by borrower.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 application date of 03/XX/2008 which is X months prior to consummation. A        funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       or initialed by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 exceeds maximum per state.                                                       State Compliance - Late charge percentage of 4% exceeds the state max
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     of 2% (NY).
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 testing may be impacted.                                                         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Application
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                 [B] Miscellaneous Compliance - Unable to determine the # of units, compliance results were generated using a defaulted value.: -
6134133115 XXXXXXXXXX XXXXXXXXXX NH    6/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                                                                                                   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
6131503768 XXXXXXXXXX XXXXXXXXXX TX    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                                                                                                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
6124845129 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: State Compliance - New York Late Charge Percent Testing                                                                                Yes        TR
                                                                          Other                                        contain either                                                                            Missing Final HUD-1.  No document containing fees provided.  Any applicable      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       Indeterminable
                                                                                                                       Preliminary or                                                                            Federal, State or Local compliance testing is unreliable.                        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Application
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 of 07/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an         Testing
                                                                                                                                                                                                                 application date of 06/XX/2006 which is X months prior to consummation.  A
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                 for testing was 01/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
6122188259 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2006  7/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
6120947432 XXXXXXXXXX XXXXXXXXXX SC    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                                                                                                      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                                                                                                  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  State Compliance - 5% late charge ($34.47)exceeds the $7.20 maximum late charge allowed per state (SC) for junior liens.
                                                                                                                                                                                                                                                                                                  State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                                                                                                  Disclosure Not Provided)
6117243820 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2007  2/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6114242291 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            of 06/XX/2007 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Business Days From Transaction Date
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        State Compliance - Greater of 5% or $10 late charge exceeds maximum 2%
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       per state of NY.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 period less than minimum per state.                                              state of NY.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 exceeds maximum per state.                                                       same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
6111301849 XXXXXXXXXX XXXXXXXXXX GA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Payoff Statement Missing                                                                                                     -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                       Preliminary or                                                                            application date of 08/XX/2006 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 03/XX/2006.                                                      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6110862236 XXXXXXXXXX XXXXXXXXXX NC    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 02/XX/2007 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Business Days From Transaction Date
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
6110130157 XXXXXXXXXX XXXXXXXXXX MD    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Right of Rescission Timing - Receipt Date Missing                                                                            -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 of 08/XX/2006 used as disbursement date for compliance testing.                  Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Business Days From Transaction Date
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6103957025 XXXXXXXXXX XXXXXXXXXX MT    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                                                                                                                     lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi if correct TILA rescission form was used.
6103798569 XXXXXXXXXX XXXXXXXXXX DE    9/XX/2006  8/XX/2006    UTD        UTD UTD                                                                    D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Miscellaneous Compliance - Unable to determine occupancy, compliance                                                                   UTD        Indeterminable
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable      results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 Federal, State or Local compliance testing is unreliable.                        Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 of 09/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an         Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation.  A       Testing
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                 for testing was 03/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6100456348 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 06/XX/2004 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
6100077066 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2005  6/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing    Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
6096891698 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
6094182541 XXXXXXXXXX XXXXXXXXXX SC    4/XX/2006  3/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not State Compliance - Late fee does not provide for a maximum amount. 5%                                                                             -
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document       of interest only payment on full balance at maximum interest rate is
                                                                                                                                                                                                                 specifying the agency designated to receive complaints or inquiries about the    $24.09 which exceeds the state maximum of $18.50 for second liens in
                                                                                                                                                                                                                 origination and making of the loan.                                              SC.
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Late Charge Amount Testing: Note late      State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                Disclosure Not Provided)
6085336990 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 06/XX/2006 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 01/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6079489776 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            of 10/XX/2004 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 09/XX/2004 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 for testing was 04/XX/2004.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004.
6077665568 XXXXXXXXXX XXXXXXXXXX CO    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 08/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
6076665852 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 10/XX/2006 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Consummation
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 for testing was 04/XX/2006.                                                      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Disbursement Date Missing signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6070162176 XXXXXXXXXX XXXXXXXXXX MA    2/XX/2007  1/XX/2007    Investment Purchase                                                                   B           B           B           B           B                                                                                            Federal Compliance - Missing Initial Loan Application Test                                                                                        -
6068593757 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            of 08/XX/2006 used as disbursement date for compliance testing.                  or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Prior or equal to Disbursement Date
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 lookback was performed to determine this application date.  The final date used  Business Days From Transaction Date
                                                                                                                                                                                                                 for testing was 02/XX/2006.                                                      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 timing requirements.                                                             by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6068171741 XXXXXXXXXX XXXXXXXXXX IN    9/XX/2006  8/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
6066568387 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 05/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
6064178485 XXXXXXXXXX XXXXXXXXXX MI    4/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill  State Compliance - Michigan Consumer Mortgage Protection Act                                                                                      -
                                                                                                                                                                                                                 of Rights Disclosure Not Provided Timely): Unable to determine compliance with   (Counseling Agencies List)
                                                                                                                                                                                                                 timing requirements due to missing Initial Loan Application Date.                State Compliance - Michigan Consumer Caution and Home Ownership
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling   Counseling Notice Not Provided Timely
                                                                                                                                                                                                                 Notice Not Provided Timely: Unable to determine compliance with timing           State Compliance - Michigan Consumer Mortgage Protection Act (Borrower
                                                                                                                                                                                                                 requirements due to missing Initial Loan Application Date.                       Bill of Rights Disclosure Not Provided Timely)
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 credit counseling agencies not provided to borrower.                             Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
6062102890 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance UTD                                File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                              -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            of 01/XX/2007 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 practicable time after using credit score.                                       Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Business Days From Transaction Date
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    same lender refi
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 for testing was 07/XX/2006.                                                      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Provided Timely
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
6057340999 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2006 12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 12/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
6056569106 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2005 9/XX/2005    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
6055934511 XXXXXXXXXX XXXXXXXXXX VA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                         no title                      B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                           evidence in                                                                               application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       the loan file.                                                                            application date of 08/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - No disclosures in file.
                                                                                                                                                                                                                 for testing was 03/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
6054659239 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2005 11/XX/2005   Investment Refinance UTD                                File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application No Fees                                                                                     -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Disbursement Date Missing
                                                                                                                       Preliminary or                                                                            of 12/XX/2005 used as disbursement date for compliance testing.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation.  A
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                 for testing was 06/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
6050242979 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2004  12/XX/2003   Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine   Federal Compliance - Missing Initial Loan Application Test                                                                                        Late Charge
                                                                          Other                                        contain either                                                                            if loan contains an impermissible late charge due to missing information.        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title.                                                                              Act (HELOC): HELOC Brochure not provided to borrower.                            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  State Compliance - New Jersey Prepayment Penalty
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 application date of 12/XX/2003 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment
                                                                                                                                                                                                                 Penalty:  No prepayment penalties are permissible in the state of New Jersey;
                                                                                                                                                                                                                 however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
6046863834 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - 7172007                                                                                                                      -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
6046648923 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            by borrower.
                                                                                                                       Preliminary or                                                                            application date of 07/XX/2007 which is X months prior to consummation. A        Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 for testing was 02/XX/2007.                                                      or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - b
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - It appears underdisclosure is due to payment
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   stream difference as a result of interest calculation.
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.   State Compliance - 4% late charge exceeds 2% maximum per state (NY).
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Application
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6044742906 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Security                                                                                                 of 03/XX/2007 used as disbursement date for compliance testing.                  Application
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                        FNMA/FHLMC                                                                                               application date of 02/XX/2007 which is X months prior to consummation. A
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.
                                                                                                        not contain                                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        the following                                                                                            Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                        clauses:: ___                                                                                            Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
6033901233 XXXXXXXXXX XXXXXXXXXX MO    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing                                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure.                          Miscellaneous Compliance - (Doc Error) Initial GFE not provided
6031811504 XXXXXXXXXX XXXXXXXXXX CO    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Business Days From Transaction Date
                                                                                                                                                                                                                 of account opening.                                                              Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Provided Timely
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in
                                                                                                                                                                                                                 Lending Act (HELOC): HELOC APR does not match Interest Rate.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.
6031277531 XXXXXXXXXX XXXXXXXXXX SC    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    State Compliance - South Carolina Home Loan (Complaint Agency                                                                                     -
                                                                          Debt Consolidation                           contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Disclosure Not Provided)
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         same lender refi
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
6026663427 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2006  7/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        or initialed by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 for testing was 02/XX/2006.                                                      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
6021396413 XXXXXXXXXX XXXXXXXXXX GA    12/XX/2006 11/XX/2006   Primary    Refinance UTD                                File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                                                                       contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Preliminary or                                                                            application date of 11/XX/2006 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6019179574 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            Application Date.                                                                Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Provided Timely
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
6006386069 XXXXXXXXXX XXXXXXXXXX GA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Under disclosure appears to be due to calculation                                                                            -
                                                                          Other                                        contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably of the simple interest payment stream.
                                                                                                                       Preliminary or                                                                            practicable time after using credit score.                                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 for testing was 12/XX/2006.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
6002833564 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2004 8/XX/2004    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
6001263161 XXXXXXXXXX XXXXXXXXXX MD    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - Important Terms Disclosure Not                                                                                  -
                                                                          Other                                        contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     Provided Timely
                                                                                                                       Preliminary or                                                                            Application Date.                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Business Days From Transaction Date
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Unable to determine if loan is a lookback was performed to determine this application date.  The final date used  same lender refi
                                                                                                                                                                                                                 for testing was 02/XX/2007.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
5997971387 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2007  2/XX/2007    Primary    Purchase                                                                   B           B           B           B           B                                                                                            Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                          -
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Impermissible Provision on HELOC
                                                                                                                                                                                                                                                                                                  Agreement
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Tax Advisor Statement Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                                                                                                  Provided Timely
                                                                                                                                                                                                                                                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
5997251264 XXXXXXXXXX XXXXXXXXXX CO    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 05/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5997153204 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2007  1/XX/2007    Primary    Refinance UTD                                File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 02/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably State Compliance - New York Late Charge Grace Period Testing
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       same lender refi
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 period less than minimum per state.                                              Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 exceeds maximum per state.                                                       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
5996774293 XXXXXXXXXX XXXXXXXXXX OH    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                       Preliminary or                                                                            application date of 10/XX/2006 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 05/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5995985733 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                        Yes        TR
                                                                          Debt Consolidation                           contain either                                                                            Missing Final HUD-1.  No document containing fees provided.  Any applicable      Federal Compliance - TILA - Final TIL Missing                                                                                                     Indeterminable
                                                                                                                       Preliminary or                                                                            Federal, State or Local compliance testing is unreliable.                        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of 11/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   Testing
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation.  A
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                 for testing was 10/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5995793249 XXXXXXXXXX XXXXXXXXXX VA    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            State Compliance - Late charge of 10% exceeds VA maximum 5%.                                                                                      -
                                                                          Debt Consolidation                                                                                                                                                                                                      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                                                                                                  State Compliance - Virginia Late Charge Percent Testing
5993317577 XXXXXXXXXX XXXXXXXXXX AZ    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       Preliminary or                                                                            of 05/XX/2007 used as disbursement date for compliance testing.                  Business Days From Transaction Date
                                                                                                                       Final Title                                                                               [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
5990985803 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            of 10/XX/2006 used as disbursement date for compliance testing.                  State Compliance - Greater of 5% or $10 late charge exceeds maximum 2%
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   per state of NY.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        state of NY.
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 period less than minimum per state.                                              compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5990625805 XXXXXXXXXX XXXXXXXXXX MA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Property Type Not Provided                                                                                                   -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA - Final TIL Missing
                                                                                                                       Preliminary or                                                                            of 09/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title.                                                                              [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    State Compliance - 4% late charge exceeds 3% maximum for MA.
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 08/XX/2005 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a lookback was performed to determine this application date.  The final date used  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 for testing was 03/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5985166270 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Federal Compliance - (Missing Data) Last Rate Set Date                                                                                            -
                                                                          Debt Consolidation                                                                                                                     and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
5983778371 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Non Same Lender Refinance
                                                                                                                                                                                                                 of 02/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Required Parties
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Business Days From Transaction Date
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    State Compliance - Late charge not allowed per state (NY) - max late lender refi: Original Lender was not able to be determined. Unable to determine  charge for NY is  2% - note states  4%.
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Application
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Miscellaneous Compliance - (Doc Error) Initial GFE not provided missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5982721552 XXXXXXXXXX XXXXXXXXXX MA    6/XX/2007  3/XX/2007    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title.                                                                              Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   Closing / Title - TIL appears to be final however the document is not
                                                                                                                                                                                                                 by closing.                                                                      dated nor signed and dated by the borrower.
5981523118 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          [B] Closing /  File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                              -
                                                                          Other                         Title -        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Consummation
                                                                                                        Security       Preliminary or                                                                            of 01/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Instrument is  Final Title                                                                               [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Business Days From Transaction Date
                                                                                                        not on a                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - TIL in file indicated to be final, expected
                                                                                                        FNMA/FHLMC                                                                                               practicable time after using credit score.                                       funding date same as disbursement and/or note date but is not signed
                                                                                                        form and does                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   or dated by borrower so cannot confirm that borrower received.
                                                                                                        not contain                                                                                              application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        the following                                                                                            application date of 12/XX/2007 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        clauses:: ___                                                                                            lookback was performed to determine this application date.  The final date used  Application
                                                                                                                                                                                                                 for testing was 07/XX/2007.                                                      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    same lender refi
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        by borrower.
                                                                                                                                                                                                                 Application Date.                                                                General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 timing requirements.                                                             Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
5978972501 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                           contain either                                                                            Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                       Final Title                                                                               applicant within three (3) business days of application.
5969745328 XXXXXXXXXX XXXXXXXXXX GA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Federal Compliance - HELOC Fees Used For Testing                                                                                                  -
                                                                          Other                                                                                                                                  (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement.
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing
5967773894 XXXXXXXXXX XXXXXXXXXX MA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 06/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    State Compliance - Massachusetts Open End Late Charge Grace Period
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Testing file of document or worksheet indicating how the lender determined that the home State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Note grace period less than minimum per state.                                   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        same lender refi
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
5967104141 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Property Type Not Provided                                                                                                   -
                                                                          Debt Consolidation                           contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - FACTA Disclosure Missing
                                                                                                                       Final Title.                                                                              application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 for testing was 06/XX/2006.                                                      Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5964707104 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Application Date.                                                                Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
5961260060 XXXXXXXXXX XXXXXXXXXX RI    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices     General Appraisal Requirements - Due to lack of appraised value,                                                                                  State - NC
                                                                          Other                                        contain either                                                                            Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not      contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                              provided.                                                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [C] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File):  Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Rhode Island Home Loan:  Loan file did not contain record(s) documenting         Prior or equal to Disbursement Date
                                                                                                                                                                                                                 high-cost home loan analysis.                                                    Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices     Business Days From Transaction Date
                                                                                                                                                                                                                 Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan:           Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Prohibited Acts and Practices Regarding Home Loans disclosure not provided.      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [C] State Compliance - (Missing Data) Last Transaction Date: Last Transaction    Application
                                                                                                                                                                                                                 Date Missing.  Unable to conclusively determine if loan is subject to Rhode      Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Island Tangible Net Benefit                                                      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [C] State Compliance - Rhode Island Tangible Net Benefit Testing: Unable to      same lender refi
                                                                                                                                                                                                                 determine if the loan was refinanced without a tangible net benefit to the       Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 borrower due to missing information.                                             Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [C] State Compliance - Rhode Island Home Loan (Tangible Net Benefit Disclosure   Provided Timely
                                                                                                                                                                                                                 Not Provided): Rhode Island Home Loan:  Tangible Net Benefit Disclosure not      Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 provided to borrower for refinance within 60 months.                             Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  State Compliance - Rhode Island Home Loan (Tangible Net Benefit
                                                                                                                                                                                                                 of account opening.                                                              Disclosure Not Provided)
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     State Compliance - Rhode Island Tangible Net Benefit Testing
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   State Compliance - (Missing Data) Last Transaction Date
                                                                                                                                                                                                                 to borrower at time of account opening.                                          State Compliance - Rhode Island Home Loan (Prohibited Acts and
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Practices Regarding Home Loans Disclosure Not Provided)
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     State Compliance - Rhode Island Home Loan (High Cost Analysis Not In
                                                                                                                                                                                                                 Application Date.                                                                File)
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    State Compliance - Rhode Island Home Loan (Prohibited Acts and
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Practices Regarding High-Cost Home Loans Disclosure Not Provided)
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
5960689182 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
5959604612 XXXXXXXXXX XXXXXXXXXX WI    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 05/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
5953257334 XXXXXXXXXX XXXXXXXXXX MA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Payoff Statement Missing                                                                                                     -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
5952629136 XXXXXXXXXX XXXXXXXXXX GA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Preliminary or                                                                            practicable time after using credit score.                                       funding date same as disbursement and/or note date but is not signed
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Application
                                                                                                                                                                                                                 for testing was 07/XX/2006.                                                      Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         expiration date is blank.
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Application Date.                                                                by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
5951630710 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an
                                                                                                                       Preliminary or                                                                            application date of 01/XX/2007 which is X months prior to consummation. A
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
5951580434 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2007  6/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 of 06/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
5950295863 XXXXXXXXXX XXXXXXXXXX VA    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Status Test: TIL variable rate           Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Other                                                                                                                                  disclosure: ARM loan program disclosure not provided to the borrower.            Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate      Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not   Business Days From Transaction Date
                                                                                                                                                                                                                 provided to the borrower.                                                        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - CHARM Booklet Disclosure Status
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - ARM Disclosure Status Test
                                                                                                                                                                                                                 of 05/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 04/XX/2005 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5946692875 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                         "File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            of 05/XX/2004 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title"                                                                              [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  State Compliance - PPP expired. Penalty for 36 months with a $162.50
                                                                                                                                                                                                                 of account opening.                                                              reimbursement fee to lender for NY mortgage tax. Lender is XXXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] State Compliance - New York Prepayment Penalty Junior Lien: New York
                                                                                                                                                                                                                 Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5946473222 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2008  2/XX/2008    Primary    Purchase                                     File does not                 D           D           D           D           D                                                                                            Federal Compliance - FACTA Disclosure Missing                                                                                          Yes        TR
                                                                                                                       contain either                                                                                                                                                             Federal Compliance - TIL in file indicated to be final, expected                                                                                  Indeterminable
                                                                                                                       Preliminary or                                                                                                                                                             funding date same as disbursement and/or note date but is not signed
                                                                                                                       Final Title.                                                                                                                                                               or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                  Closing / Title - TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                                                                                                  Testing
5946202746 XXXXXXXXXX XXXXXXXXXX WI    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Federal Compliance - Missing Initial Loan Application No Fees                                                                          Yes        TR
                                                                          Debt Consolidation                           contain either                                                                            Missing Final HUD-1.  No document containing fees provided.  Any applicable      Federal Compliance - Disbursement Date Missing                                                                                                    Indeterminable
                                                                                                                       Preliminary or                                                                            Federal, State or Local compliance testing is unreliable.                        Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Testing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation.  A
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                 for testing was 06/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
5942889661 XXXXXXXXXX XXXXXXXXXX MA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - Massachusetts Borrower's Interest Tangible Net Benefit    General Appraisal Requirements - Due to lack of appraised value,                                                                                  State - NC
                                                                          Debt Consolidation                           contain either                                                                            Test: Unable to determine if the loan was refinanced without a tangible net      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            benefit to the borrower due to missing information.                              contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date by borrower.
                                                                                                                                                                                                                 of 03/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - TIL in the file indicated to be final, expected
                                                                                                                                                                                                                 [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Prior or equal to Disbursement Date
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home Required Parties
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      Business Days From Transaction Date
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Mortgage Lender and Broker Regulation       State Compliance - Massachusetts Mortgage Lender and Broker Regulation
                                                                                                                                                                                                                 (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker        (Ability to Repay not Verified)
                                                                                                                                                                                                                 Regulation:  File does not contain evidence that analysis of borrower's ability  State Compliance - 4% late charge exceeds 3% maximum per state  of MA
                                                                                                                                                                                                                 to repay was performed based on verified income, obligations, assets, and/or     State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 employment using PITI payment based on fully indexed rate and fully amortizing   Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 payment, if applicable                                                           Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 application date of 02/XX/2008 which is X months prior to consummation. A        State Compliance - Massachusetts Borrower's Interest Tangible Net
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Benefit Test for testing was 09/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
5939932511 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2007  4/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Closing / Title - TIL in file is indicated to be final, but signature                                                                             -
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   is not dated so cannot confirm when received by borrower.
                                                                                                                                                                                                                 by closing.                                                                      Federal Compliance - TIL in file is indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
5936250288 XXXXXXXXXX XXXXXXXXXX GA    11/XX/2005 10/XX/2005   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 11/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date of 10/XX/2005 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Application
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 missing information.                                                             contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5933890703 XXXXXXXXXX XXXXXXXXXX NM    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Federal Compliance - (Missing Data) Last Rate Set Date                                                                                            -
                                                                          Other                                        contain either                                                                            and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor
                                                                                                                       Preliminary or                                                                            Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                       Final Title
5932139750 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2007  2/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Federal Compliance - Unable to determine under disclosure due to                                                                                  -
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated missing itemization of amount financed.
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
5927674077 XXXXXXXXXX XXXXXXXXXX MA    6/XX/2007  6/XX/2007    Primary    Purchase                                     File does not                 A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                                                                       contain either
                                                                                                                       Preliminary or
                                                                                                                       Final Title.
5920187888 XXXXXXXXXX XXXXXXXXXX TX    1/XX/2008  1/XX/2008    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - FACTA Disclosure Missing                                                                                                     -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Security                                                                                                 of 01/XX/2008 used as disbursement date for compliance testing.                  Business Days From Transaction Date
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC                                                                                               [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                        form and does                                                                                            Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                        not contain                                                                                              Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to
                                                                                                        the following                                                                                            applicant within three (3) business days of application.
                                                                                                        clauses:: ___                                                                                            [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
5918230340 XXXXXXXXXX XXXXXXXXXX WA    10/XX/2008 9/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                              -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Consummation
                                                                                                        Security                                                                                                 of 10/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                        FNMA/FHLMC                                                                                               application date of 09/XX/2008 which is X months prior to consummation. A        State Compliance - Washington Residential Mortgage Loan (Disclosure of
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.  The final date used  Material Terms Not Provided)
                                                                                                        not contain                                                                                              for testing was 04/XX/2008.                                                      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        the following                                                                                            [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        clauses:: ___                                                                                            Type. If property type is other than single family residence, state and federal  Application
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 missing information.                                                             contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission required parties timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2008, prior to three (3) business days from transaction date of 10/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                 [B] State Compliance - Washington Residential Mortgage Loan (Disclosure of
                                                                                                                                                                                                                 Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.
5918011749 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 06/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 05/XX/2006 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
5917312697 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2007  4/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
5917233897 XXXXXXXXXX XXXXXXXXXX NC    10/XX/2003 9/XX/2003    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       Preliminary or                                                                            of 10/XX/2003 used as disbursement date for compliance testing.                  Business Days From Transaction Date
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of account opening.                                                              Application
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   same lender refi
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Provided Timely
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2003, prior to three (3) business days from transaction date of 10/XX/2003.
5916477056 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                       a Prelimary or                                                                            if correct TILA rescission form was used.
                                                                                                                       Final Title.
5915218446 XXXXXXXXXX XXXXXXXXXX CT    11/XX/2005 10/XX/2005   UTD        UTD UTD                                      File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Miscellaneous Compliance - Unable to determine occupancy, compliance   REVIEWER - GENERAL                                              UTD        Indeterminable
                                                                                                                       contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   results were generated using a defaulted value of Primary.             COMMENT (2019-07-08):
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  General Appraisal Requirements - Due to lack of appraised value,       Disclosure of costs and
                                                                                                                       Final Title.                                                                              fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     compliance tests requiring an LTV were run off an assumed value of a   fees not provided. Need
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        contract sales price or original loan amount, whichever applies.       either Closing
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - Notice of Right to Cancel Missing                 Instructions with signed
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Federal Compliance - Right of Rescission Timing - Note Date used as    Disbursement
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       Transaction Date                                                       Authorization or
                                                                                                                                                                                                                 disclosure requirements.                                                         Federal Compliance - Missing Initial Loan Application No Fees          Important Terms
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                         Disclosure for subject
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Note Date of 11/XX/2005 used as Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement   loan. Exception remains.
                                                                                                                                                                                                                 disbursement date for compliance testing.                                        Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   Not Provided
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation.  A
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                 for testing was 05/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5914301704 XXXXXXXXXX XXXXXXXXXX TN    2/XX/2005  1/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 of 02/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5910800748 XXXXXXXXXX XXXXXXXXXX OK    4/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                         File does not                 A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other                                        contain either
                                                                                                                       Preliminary or
                                                                                                                       Final Title
5905922922 XXXXXXXXXX XXXXXXXXXX GA    9/XX/2006  9/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5904034558 XXXXXXXXXX XXXXXXXXXX CT    3/XX/2007  2/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
5903554490 XXXXXXXXXX XXXXXXXXXX AL    11/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                        contain either                                                                            Act: Notice of Right to Cancel was not provided.                                 Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                       Final Title.
5900878684 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 of 02/XX/2006 used as disbursement date for compliance testing.                  State Compliance - New York Late Charge Grace Period Testing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Application Date.                                                                Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5900142444 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      State Compliance - 5% late charge exceeds 2% maximum per state (NY).                                                                              -
                                                                          Other                                        contain either                                                                            Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  State Compliance - 10 day grace period is less than 15 day grace
                                                                                                                       Preliminary or                                                                            of account opening.                                                              period required per state of NY.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application Date.                                                                Application
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Provided Timely
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 for testing was 09/XX/2006.                                                      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 period less than minimum per state.                                              contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
5898747930 XXXXXXXXXX XXXXXXXXXX MI    9/XX/2002  7/XX/2002    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                          -
                                                                          Other                                                                                                                                  Act (HELOC): HELOC Brochure not provided to borrower.
5894174484 XXXXXXXXXX XXXXXXXXXX MA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RTC was not signed or dated.                                                                                                 -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                       Preliminary or                                                                            of 08/XX/2006 used as disbursement date for compliance testing.                  Required Parties
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Business Days From Transaction Date
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   State Compliance - Massachusetts Open End Late Charge Grace Period
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Testing
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Note grace period less than minimum per state.                                   Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 02/XX/2006.                                                      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Provided Timely
                                                                                                                                                                                                                 testing may be impacted.                                                         General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5893952494 XXXXXXXXXX XXXXXXXXXX UT    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                                                                                                   Arrangement Disclosure Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                                                                                                  Provided Timely
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
5891184639 XXXXXXXXXX XXXXXXXXXX WA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                         The file does                 D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                   Yes        TR
                                                                          Other                                        not contain                                                                               Missing Final HUD-1.  No document containing fees provided.  Any applicable      same lender refi                                                                                                                                  Indeterminable
                                                                                                                       Preliminary or                                                                            Federal, State or Local compliance testing is unreliable.                        Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   by borrower.
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 of 09/XX/2007 used as disbursement date for compliance testing.                  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   Required Parties
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an         Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation.  A       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 for testing was 03/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees Application
                                                                                                                                                                                                                 were used in testing.                                                            Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Testing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
5887615200 XXXXXXXXXX XXXXXXXXXX TX    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.                                 compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            contract sales price or original loan amount, whichever applies.
5883958605 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 of 05/XX/2007 used as disbursement date for compliance testing.                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Application
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
5880748581 XXXXXXXXXX XXXXXXXXXX NC    8/XX/2006  7/XX/2006    Primary    Refinance UTD                                File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Missing Initial Loan Application No Fees          SELLER - GENERAL COMMENT GENERAL COMMENT                        Yes        TR
                                                                                                                       contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Federal Compliance - Property Type Not Provided                        (2019-07-15): The File   (2019-07-15): The File                            Indeterminable
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  Federal Compliance - Notice of Right to Cancel Missing                 documentation included   documentation included
                                                                                                                       Final Title.                                                                              fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     Federal Compliance - Disbursement Date Missing                         three documents          three documents
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement   identified as:           identified as:
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  General Appraisal Requirements - Due to lack of appraised value,       Disbursement Request &   Disbursement Request &
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  compliance tests requiring an LTV were run off an assumed value of a   Authorization, Specific  Authorization, Specific
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       contract sales price or original loan amount, whichever applies.       Closing Instructions and Closing Instructions and
                                                                                                                                                                                                                 disclosure requirements.                                                         Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Boarding Data Sheet of   Boarding Data Sheet of
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Not Provided                                                           which none of the        which none of the
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date                                                                        documents reflected any  documents reflected any
                                                                                                                                                                                                                 of 08/XX/2006 used as disbursement date for compliance testing.                                                                                         fees or charges paid by  fees or charges paid by
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence                                                                          the borrower. The file   the borrower. The file
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an                                                                                also included the XXX    also included the XXX
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation.  A                                                                              Agreement & Disclosure   Agreement & Disclosure
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used                                                                        Statement dated          Statement dated
                                                                                                                                                                                                                 for testing was 02/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees                                                                        08-XX-2006.              08-XX-2006.
                                                                                                                                                                                                                 were used in testing.                                                                                                                                   REVIEWER - GENERAL
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property                                                                            COMMENT (2019-07-15):    GENERAL COMMENT
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal                                                                         Disclosure of costs and  (2019-08-27): The
                                                                                                                                                                                                                 testing may be impacted.                                                                                                                                fees not provided. Need  signature page to the
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending                                                                            either Closing           Disbursement Request and
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.                                                                                                        Instructions with signed Authorization is on p.12
                                                                                                                                                                                                                                                                                                                                                                         Disbursement             of the documents sent
                                                                                                                                                                                                                                                                                                                                                                         Authorization or         with the last appeal.
                                                                                                                                                                                                                                                                                                                                                                         Important Terms
                                                                                                                                                                                                                                                                                                                                                                         Disclosure for subject
                                                                                                                                                                                                                                                                                                                                                                         loan. Disbursement
                                                                                                                                                                                                                                                                                                                                                                         request and
                                                                                                                                                                                                                                                                                                                                                                         authorization in file
                                                                                                                                                                                                                                                                                                                                                                         missing signature page
                                                                                                                                                                                                                                                                                                                                                                         (page 2). Exception
                                                                                                                                                                                                                                                                                                                                                                         remains.
                                                                                                                                                                                                                                                                                                                                                                         SELLER - GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                                                         (2019-08-27): The
                                                                                                                                                                                                                                                                                                                                                                         signature page to the
                                                                                                                                                                                                                                                                                                                                                                         Disbursement Request and
                                                                                                                                                                                                                                                                                                                                                                         Authorization is on p.12
                                                                                                                                                                                                                                                                                                                                                                         of the documents sent
                                                                                                                                                                                                                                                                                                                                                                         with the last appeal.
                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                         COMMENT (2019-08-27):
                                                                                                                                                                                                                                                                                                                                                                         Missing pg 2 of
                                                                                                                                                                                                                                                                                                                                                                         Disbursement Request and
                                                                                                                                                                                                                                                                                                                                                                         Authorization Form with
                                                                                                                                                                                                                                                                                                                                                                         legible signature.
                                                                                                                                                                                                                                                                                                                                                                         Exception remains.
5880036674 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Missing
                                                                                                                       Preliminary or                                                                            of 04/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date of 03/XX/2008 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5879078312 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            of 05/XX/2008 used as disbursement date for compliance testing.                  State Compliance - Late charge not allowed per state (NY) - max late
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   charge for NY is 2% - note states 5%
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - Grace period not allowed per state (NY) - min grace
                                                                                                                                                                                                                 application date of 04/XX/2008 which is X months prior to consummation. A        period for NY is 15 days - note states 10
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 for testing was 11/XX/2007.                                                      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 period less than minimum per state.                                              General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 exceeds maximum per state.                                                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5876721723 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2004 11/XX/2004   UTD        UTD UTD                                      File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                                                                       contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            Application Date.                                                                Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Provided Timely
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 11/XX/2004 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a lookback was performed to determine this application date.  The final date used  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 for testing was 06/XX/2004.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5873587576 XXXXXXXXXX XXXXXXXXXX MO    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            of 07/XX/2007 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - FACTA Disclosure Missing for testing was 01/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5871231116 XXXXXXXXXX XXXXXXXXXX CO    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Debt Consolidation
5865250815 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2004 11/XX/2004   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of 11/XX/2004 used as disbursement date for compliance testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5860684893 XXXXXXXXXX XXXXXXXXXX CT    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [B] Closing /  File does not                 B           B           B           B           B                                                                                            Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                         Title -        contain either                                                                                                                                                             funding date same as disbursement and/or note date but is not signed
                                                                                                        Security       Preliminary or                                                                                                                                                             or dated by borrower so cannot confirm that borrower received.
                                                                                                        Instrument is  Final Title.                                                                                                                                                               Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        not on a                                                                                                                                                                                  Required Parties
                                                                                                        FNMA/FHLMC                                                                                                                                                                                Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                        form and does                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not contain                                                                                                                                                                               Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        the following                                                                                                                                                                             Application
                                                                                                        clauses:: ___                                                                                                                                                                             Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                                                                                                  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                                                                                                  Closing / Title - TIL appears to be final but not signed nor initialed by borrower.
5860323417 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2006  6/XX/2006    Primary    Purchase                                                                   B           B           B           B           B                                                                                            Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
5859011042 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2007  5/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
5858581350 XXXXXXXXXX XXXXXXXXXX MA    8/XX/2007  7/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Unable to determine underdisclosure as the file
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         did not contain an itemization of amount financed.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.                                    Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
5856717947 XXXXXXXXXX XXXXXXXXXX TX    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
5852919023 XXXXXXXXXX XXXXXXXXXX CT    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                        contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            practicable time after using credit score.                                       or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 testing may be impacted.                                                         General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     by borrower
                                                                                                                                                                                                                 missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
5852126140 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            of 12/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 application date of 11/XX/2005 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5851515812 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 06/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
5849807095 XXXXXXXXXX XXXXXXXXXX MI    1/XX/2006  12/XX/2005   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Unable to determine cause of under-disclosure due                                                                            -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            to missing itemization of amount financed.
                                                                                                                                                                                                                 application date of 12/XX/2005 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
5848029528 XXXXXXXXXX XXXXXXXXXX GA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 12/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Application
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 missing information.                                                             contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5846763599 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - HELOC Fees Used For Testing                                                                                                  -
                                                                          Other                                        contain either                                                                            Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Final Title.                                                                              (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Application
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing    Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    same lender refi
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Provided Timely
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 application date of 10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
5836194551 XXXXXXXXXX XXXXXXXXXX AZ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 of 05/XX/2007 used as disbursement date for compliance testing.                  Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
5834722036 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          [B] Closing /  File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                         Title -        contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        Security       Preliminary or                                                                            practicable time after using credit score.                                       contract sales price or original loan amount, whichever applies.
                                                                                                        Instrument is  Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC                                                                                               application date of 08/XX/2007 which is X months prior to consummation. A        Application
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.  The final date used  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        not contain                                                                                              for testing was 03/XX/2007.                                                      same lender refi
                                                                                                        the following                                                                                            [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        clauses:: ___                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Transaction Date
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 missing information.                                                             by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
5834391016 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 08/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 applicant within three (3) business days of application.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
5832384660 XXXXXXXXXX XXXXXXXXXX AZ    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
5827618736 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2003  8/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 09/XX/2003 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2003, prior to three (3) business days from transaction date of 09/XX/2003.
5824715495 XXXXXXXXXX XXXXXXXXXX NM    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Mexico Tangible Net Benefit Test: New Mexico Home     Federal Compliance - Missing Initial Loan Application Test                                                                                        State - NC
                                                                          Other                                        contain either                                                                            Loan: Unable to determine if refinance loan was made without tangible net        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            benefit to borrower due to missing prior loan information.                       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 of 01/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        State Compliance - New Mexico Tangible Net Benefit Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5823579937 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [B] Closing /  File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - Unable to determine the # of units,                                                                                    -
                                                                          Other                         Title -        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date compliance results were generated using a defaulted value.
                                                                                                        Security       Preliminary or                                                                            of 10/XX/2006 used as disbursement date for compliance testing.                  Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                        Instrument is  Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   by borrower.
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TIL in file indicated to be final, expected
                                                                                                        FNMA/FHLMC                                                                                               application date of 09/XX/2006 which is X months prior to consummation. A        funding date same as disbursement and/or note date but is not signed
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.                       or dated by borrower so cannot confirm that borrower received.
                                                                                                        not contain                                                                                              [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                        the following                                                                                            Unable to determine if a prepayment penalty was included in the pay-off which    Federal Compliance - Unable to determine the under disclosure due to
                                                                                                        clauses:: ___                                                                                            may impact high cost findings.                                                   missing the Itemization of Amount Financed.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 testing may be impacted.                                                         Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                 [B] Miscellaneous Compliance - Unable to determine the # of units, compliance results were generated using a defaulted value.: -
5822240320 XXXXXXXXXX XXXXXXXXXX GA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            application date of 06/XX/2006 which is X months prior to consummation. A        Application
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 01/XX/2006.                                                      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
5819326261 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2002  12/XX/2001   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                                                                                                                                 of 01/XX/2002 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date of 12/XX/2001 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Miscellaneous Compliance - (Doc Error) Initial GFE not provided lender refi: Original Lender was not able to be determined. Unable to determine  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        required parties
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2002, prior to three (3) business days from transaction date of 01/XX/2002.
5818595684 XXXXXXXXXX XXXXXXXXXX GA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other
5816162427 XXXXXXXXXX XXXXXXXXXX KY    6/XX/2007  5/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - PPP Expired - Lender FSB.                                                                                                      -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
5810658931 XXXXXXXXXX XXXXXXXXXX GA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Under-disclosure is interest rate and payment                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date stream related. Discrepancy is caused by the calculation of DSI
                                                                                                                                                                                                                 of 07/XX/2007 used as disbursement date for compliance testing.                  payments versus reflection of payments within the Final TIL.
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Miscellaneous Compliance - Prepayment Penalty Discrepancy: Final TIL / CD    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 indicates loan has PPP, however file does not contain prepayment penalty         Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 addendum. Missing prepay data may result in invalid high cost, FNMA, and/or QM   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 points and fees findings.                                                        Miscellaneous Compliance - Prepayment Penalty Discrepancy
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
5808910178 XXXXXXXXXX XXXXXXXXXX CO    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
5803125376 XXXXXXXXXX XXXXXXXXXX MI    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [C]                                          B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        State Compliance - Michigan Consumer Mortgage Protection Act                                                                                      -
                                                                          Other                         Application /                                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          (Counseling Agencies List)
                                                                                                        Processing -                                                                                             [B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill  State Compliance - Michigan Consumer Caution and Home Ownership
                                                                                                        FEMA Disaster                                                                                            of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:   Counseling Notice Not Provided
                                                                                                        Issue: The                                                                                               Borrower Bill of Rights disclosure not provided to borrower.                     State Compliance - Michigan Consumer Mortgage Protection Act (Borrower
                                                                                                        most recent                                                                                              [B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling   Bill of Rights Disclosure Not Provided)
                                                                                                        valuation                                                                                                Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer        Federal Compliance - Missing Initial Loan Application Test
                                                                                                        inspection is                                                                                            Caution and Home Ownership Counseling Notice not provided to borrower.           Federal Compliance - FACTA Disclosure Missing
                                                                                                        dated prior to                                                                                           [B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling
                                                                                                        the most                                                                                                 Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved
                                                                                                        recent FEMA                                                                                              credit counseling agencies not provided to borrower.
                                                                                                        disaster.:                                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of
                                                                                                        Disaster Date:                                                                                           application date located in file.  Compliance tests were run using an
                                                                                                        ___                                                                                                      application date of  2/XX/2007 which is X months prior to consummation. A
                                                                                                        Inspection                                                                                               lookback was performed to determine this application date.  The final date used
                                                                                                        Date: ___                                                                                                for testing was  9/XX/2006.
                                                                                                        [B] General
                                                                                                        Appraisal
                                                                                                        Requirements -
                                                                                                        Incorrect
                                                                                                        Appraisal Form
                                                                                                        type:
                                                                                                        Appraisal Form
                                                                                                        1004/70 used
                                                                                                        for incorrect
                                                                                                        Subject
                                                                                                        property
                                                                                                        type.: ___
5802287176 XXXXXXXXXX XXXXXXXXXX TX    5/XX/2006  4/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
5801549064 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                          File does not                 A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                                                                       contain either
                                                                                                                       Preliminary or
                                                                                                                       Final Title.
5796840187 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: General Appraisal Requirements - Due to lack of appraised value,                                                                                  Late Charge
                                                                          Debt Consolidation                           contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date of 05/XX/2005 which is X months prior to consummation. A        same lender refi
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 12/XX/2004.                                                      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    State Compliance - 5% late charge exceeds 4% maximum allowed by state lender refi: Original Lender was not able to be determined. Unable to determine  (NJ) law if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
5794560430 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5792094173 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine   General Appraisal Requirements - Due to lack of appraised value,                                                                                  Late Charge
                                                                          Other                                        contain either                                                                            if loan contains an impermissible late charge due to missing information.        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                              Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 of 05/XX/2004 used as disbursement date for compliance testing.                  Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  same lender refi
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 application date of 04/XX/2004 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 for testing was 11/XX/2003.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2004, prior to three (3) business days from transaction date of 05/XX/2004.
5790722089 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - TILA HELOC - Important Terms Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Provided Timely
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Application
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided  Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 to borrower at application.                                                      Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
5786337919 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                        Security                                                                                                 of 01/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Prior or equal to Disbursement Date
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        FNMA/FHLMC                                                                                               application date of 12/XX/2007 which is X months prior to consummation. A        Required Parties
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        not contain                                                                                              [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Business Days From Transaction Date
                                                                                                        the following                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                        clauses:: ___                                                                                            if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 timing requirements.                                                             compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan         Miscellaneous Compliance - (Doc Error) Initial GFE not provided transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
5779379385 XXXXXXXXXX XXXXXXXXXX WA    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - TILA HELOC - Important Terms Disclosure Missing                                                                              -
                                                                          Other                                                                                                                                  Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 of account opening.                                                              Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 Application Date.                                                                General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5774957738 XXXXXXXXXX XXXXXXXXXX MS    6/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                          Missing final                 B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                       title policy                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
5773524164 XXXXXXXXXX XXXXXXXXXX MA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 02/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 practicable time after using credit score.                                       or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Required Parties file of document or worksheet indicating how the lender determined that the home Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              State Compliance - 4% late charge exceeds 3% per state (MA)
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  by borrower.
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 missing information.                                                             contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
5772309589 XXXXXXXXXX XXXXXXXXXX CT    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 03/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date of 02/XX/2008 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 missing information.                                                             compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5770948655 XXXXXXXXXX XXXXXXXXXX SC    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable State Compliance - South Carolina Late Charge Amount Testing                                                                                      -
                                                                          Other                                        contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                       Preliminary or                                                                            Application Date.                                                                Disclosure Not Provided)
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 for testing was 01/XX/2007.                                                      Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Late Charge Amount Testing: Unable to
                                                                                                                                                                                                                 determine if late charge exceeds state maximum due to missing information.
5764682605 XXXXXXXXXX XXXXXXXXXX MA    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    State Compliance - Massachusetts Home Loan - Borrower's Interest                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Tangible Net Benefit Worksheet Not in File file of document or worksheet indicating how the lender determined that the home Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
5763680298 XXXXXXXXXX XXXXXXXXXX NC    10/XX/2007 9/XX/2007    UTD        Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 10/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Application Date.                                                                General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 09/XX/2007 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Provided Timely
                                                                                                                                                                                                                 for testing was 04/XX/2007.                                                      Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
5762405905 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5757977477 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2006  8/XX/2006    UTD        UTD UTD                                      File does not                 D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: General Appraisal Requirements - Due to lack of appraised value,                                                                       UTD        Indeterminable
                                                                                                                       contain either                                                                            Missing Final HUD-1.  No document containing fees provided.  Any applicable      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            Federal, State or Local compliance testing is unreliable.                        contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Note Date of 09/XX/2006 used as Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 disbursement date for compliance testing.                                        Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   Transaction Date
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an         Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation.  A       Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used Federal Compliance - Disbursement Date Missing for testing was 03/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 were used in testing.                                                            results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 testing may be impacted.                                                         Testing
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5756540598 XXXXXXXXXX XXXXXXXXXX VA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated   Arrangement Disclosure Missing
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
5746166271 XXXXXXXXXX XXXXXXXXXX AZ    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Property Type Not Provided                        SELLER - GENERAL COMMENT GENERAL COMMENT                        No         TNR Testing Not
                                                                          Other                                                                                                                                  Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Federal Compliance - Missing Initial Loan Application No Fees          (2019-09-03): Please     (2019-09-03): Please                              Required
                                                                                                                                                                                                                 Account Opening not in file. Unable to validate accuracy of and compliance with  Federal Compliance - TILA HELOC - Important Terms Disclosure Not       refer to pages #4 of the refer to pages #4 of the
                                                                                                                                                                                                                 fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     Provided Timely                                                        "XXX Agreement &         "XXX Agreement &
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely   Disclosure Statement     Disclosure Statement
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - Notice of Right to Cancel Missing                 dated 03-XX-2005 for     dated 03-XX-2005 for
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Federal Compliance - Disbursement Date Missing                         $150,000" which states   $150,000" which states
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement   that initial index is    that initial index is
                                                                                                                                                                                                                 disclosure requirements.                                                         General Appraisal Requirements - Due to lack of appraised value,       5.50% and margin is      5.50% and margin is
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   compliance tests requiring an LTV were run off an assumed value of a   0.000%.  This equates to 0.000%.  This equates to
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date contract sales price or original loan amount, whichever applies.       an initial rate of       an initial rate of
                                                                                                                                                                                                                 of 03/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Federal HELOC Itemization of Final Costs and Fees 5.50%. The "XX Agreement 5.50%. The "XX Agreement
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Not Provided                                                           & Disclosure Statement " & Disclosure Statement "
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan                                                                            also states that APR is  also states that APR is
                                                                                                                                                                                                                 Application Date.                                                                                                                                       5.50%, which is the same 5.50%, which is the same
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided                                                                           as the initial rate.     as the initial rate.
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing                                                                          This means that there    This means that there
                                                                                                                                                                                                                 Initial Loan Application Date.                                                                                                                          were no other fees/costs were no other fees/costs
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence                                                                          at account opening.      at account opening.
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an                                                                                Otherwise, APR would be  Otherwise, APR would be
                                                                                                                                                                                                                 application date of 02/XX/2005 which is X months prior to consummation.  A                                                                              higher than 5.50%.  In   higher than 5.50%.  In
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used                                                                        addition, the "XXX       addition, the "XXX
                                                                                                                                                                                                                 for testing was 09/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees                                                                        Agreement & Disclosure   Agreement & Disclosure
                                                                                                                                                                                                                 were used in testing.                                                                                                                                   Statement" also states   Statement" also states
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property                                                                            "The ANNUAL PERCENTAGE   "The ANNUAL PERCENTAGE
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal                                                                         RATE includes only       RATE includes only
                                                                                                                                                                                                                 testing may be impacted.                                                                                                                                interest and no other    interest and no other
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending                                                                            costs."   As such, there costs."   As such, there
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.                                                                                                        were no fees/costs to    were no fees/costs to
                                                                                                                                                                                                                                                                                                                                                                         itemize or to disclose.  itemize or to disclose.
                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                         COMMENT (2019-09-03):
                                                                                                                                                                                                                                                                                                                                                                         Disclosure of costs and
                                                                                                                                                                                                                                                                                                                                                                         fees not provided.  Need
                                                                                                                                                                                                                                                                                                                                                                         either Closing
                                                                                                                                                                                                                                                                                                                                                                         Instructions with signed
                                                                                                                                                                                                                                                                                                                                                                         Disbursement
                                                                                                                                                                                                                                                                                                                                                                         Authorization or
                                                                                                                                                                                                                                                                                                                                                                         Important Terms
                                                                                                                                                                                                                                                                                                                                                                         Disclosure for subject
                                                                                                                                                                                                                                                                                                                                                                         loan.  Exception
                                                                                                                                                                                                                                                                                                                                                                         remains.
5741033293 XXXXXXXXXX XXXXXXXXXX TX    7/XX/2007  7/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
5740641039 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Federal Compliance - (Missing Data) Last Rate Set Date                                                                                            -
                                                                          Other                                                                                                                                  and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
5739923210 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 11/XX/2007   Primary    Refinance Streamlined                                                      B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                                                                                                                                                                 Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated   Business Days From Transaction Date
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.                                     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Arrangement Disclosure Missing
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
5734876770 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B                                                                                            Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                         Title -                                                                                                                                                                                   same lender refi
                                                                                                        Security                                                                                                                                                                                  Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                        Instrument is                                                                                                                                                                             by borrower.
                                                                                                        not on a                                                                                                                                                                                  Federal Compliance - TIL in file indicated to be final, expected
                                                                                                        FNMA/FHLMC                                                                                                                                                                                funding date same as disbursement and/or note date but is not signed
                                                                                                        form and does                                                                                                                                                                             or dated by borrower so cannot confirm that borrower received.
                                                                                                        not contain                                                                                                                                                                               Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        the following                                                                                                                                                                             Required Parties
                                                                                                        clauses:: ___                                                                                                                                                                             Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                  Business Days From Transaction Date
                                                                                                                                                                                                                                                                                                  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                                                                                                  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - Initial TIL not provided
5734705018 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Right of Rescission Timing - Note Date used as                                                                               -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Note Date of 10/XX/2006 used as Transaction Date
                                                                                                                       Preliminary or                                                                            disbursement date for compliance testing.                                        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - 5% late charge exceeds the 2% maximum per state of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            NY.
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        State Compliance - 10 days grace period is less than the 15 days
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       minimum per state of NY.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 period less than minimum per state.                                              Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 exceeds maximum per state.                                                       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as          contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5733975522 XXXXXXXXXX XXXXXXXXXX MD    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - FACTA Disclosure Missing                                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 of 11/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Prior or equal to Disbursement Date
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Business Days From Transaction Date
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan         Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
5733693815 XXXXXXXXXX XXXXXXXXXX IN    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated   Arrangement Disclosure Missing
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
5728606226 XXXXXXXXXX XXXXXXXXXX CO    1/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
5726137842 XXXXXXXXXX XXXXXXXXXX WA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5725524605 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 Note late charge exceeds maximum per state.                                      Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - 10% late charge exceeds 6% maximum per State (CA).
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5724905976 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Application
                                                                                                                                                                                                                 of 08/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    compliance tests requiring an LTV were run off an assumed value of a lender refi: Original Lender was not able to be determined. Unable to determine  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        State Compliance - 10 day grace period does not meet the 15 day
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      minimum per state (NJ).
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
5723938888 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                                                                                                   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                                                                                                  Provided Timely
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
5721369898 XXXXXXXXXX XXXXXXXXXX OR    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 for testing was 12/XX/2006.                                                      same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Consummation
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Required Parties
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Application Date.                                                                Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
5716874311 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2006  8/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
5716079174 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   General Appraisal Requirements - Due to lack of appraised value,                                                                       Yes        TR
                                                                          Other                                                                                                                                  Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   compliance tests requiring an LTV were run off an assumed value of a                                                                              Indeterminable
                                                                                                                                                                                                                 Account Opening not in file. Unable to validate accuracy of and compliance with  contract sales price or original loan amount, whichever applies.                                                                                  (UAL State)
                                                                                                                                                                                                                 fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                 grace period less than 15 days.                                                  State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Not Provided at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5707732521 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
5703767048 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
5702385078 XXXXXXXXXX XXXXXXXXXX OR    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 for testing was 04/XX/2007.                                                      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
5700449059 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 10/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 missing information.                                                             compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5698473860 XXXXXXXXXX XXXXXXXXXX PA    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                                                                                                                  lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi if correct TILA rescission form was used.
5691676084 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2003  4/XX/2003    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                       Preliminary or                                                                            of 05/XX/2003 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Business Days From Transaction Date
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  State Compliance - New York Late Charge Grace Period Testing
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 04/XX/2003 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 period less than minimum per state.                                              compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Unable to determine contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2003, prior to three (3) business days from transaction date of 05/XX/2003.
5691222723 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            of 11/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5690686699 XXXXXXXXXX XXXXXXXXXX MI    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill  Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:   State Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                                                                                                                                 Borrower Bill of Rights disclosure not provided to borrower.                     (Counseling Agencies List)
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling   State Compliance - Michigan Consumer Caution and Home Ownership
                                                                                                                                                                                                                 Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer        Counseling Notice Not Provided
                                                                                                                                                                                                                 Caution and Home Ownership Counseling Notice not provided to borrower.           State Compliance - Michigan Consumer Mortgage Protection Act (Borrower
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling     Bill of Rights Disclosure Not Provided)
                                                                                                                                                                                                                 Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
5683680497 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5683431530 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2004  6/XX/2004    UTD        UTD UTD                                      File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                                                                       contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            Application Date.                                                                contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Provided Timely
                                                                                                                                                                                                                 application date of 06/XX/2004 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 for testing was 01/XX/2004.                                                      results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5680537963 XXXXXXXXXX XXXXXXXXXX GA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                                                                                                                                 of 02/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Required Parties
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 01/XX/2006 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 missing information.                                                             compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5677297373 XXXXXXXXXX XXXXXXXXXX MA    5/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                        contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          same lender refi
                                                                                                                       Preliminary or                                                                            [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                       Final Title                                                                               Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Tangible Net Benefit Worksheet Not in File file of document or worksheet indicating how the lender determined that the home Federal Compliance - FACTA Disclosure Missing loan is in the borrower's interest.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
5676523438 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2003 9/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Application Date.                                                                Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003.
5674170764 XXXXXXXXXX XXXXXXXXXX KY    3/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject  Federal Compliance - FNMA Points and Fees                                                                                                         -
                                                                          Other                                                                                                                                  loan of XXX% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXXX vs. an allowable total of $XXXX and $1000.00
                                                                                                                                                                                                                 (2007) (an overage of $XXXX or XXXX%).
5667759035 XXXXXXXXXX XXXXXXXXXX PA    4/XX/2008  3/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 of 04/XX/2008 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 application date of 03/XX/2008 which is X months prior to consummation. A        Required Parties
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Business Days From Transaction Date
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     same lender refi
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5667295513 XXXXXXXXXX XXXXXXXXXX MA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B                                                                                            Federal Compliance - Payoff Statement Missing                                                                                                     -
                                                                          Debt Consolidation                           contain either                                                                                                                                                             Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Preliminary or                                                                                                                                                             same lender refi
                                                                                                                       Final Title                                                                                                                                                                State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                                                                                                  Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
5663779531 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                                                                                                                  lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi if correct TILA rescission form was used.
5660020721 XXXXXXXXXX XXXXXXXXXX MA    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. same lender refi
                                                                                                                       Preliminary of                                                                            Fees from Itemization used in any federal, state, and local high cost testing    State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                       Final Title.                                                                              [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Federal Compliance - HELOC Fees Used For Testing file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
5658750535 XXXXXXXXXX XXXXXXXXXX OH    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            application date of 08/XX/2006 which is X months prior to consummation. A        Application
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 for testing was 03/XX/2006.                                                      same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Miscellaneous Compliance - (Doc Error) Initial GFE not provided if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
5658372268 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  5/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Federal FACTA Disclosure Timing Test                                                                                         -
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
5655682341 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 06/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5652663018 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2006 9/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                            -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        required parties
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
5652019527 XXXXXXXXXX XXXXXXXXXX AR    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Preliminary or                                                                            application date of 10/XX/2005 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5651992353 XXXXXXXXXX XXXXXXXXXX CT    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 06/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5651303965 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - New York Prepayment Penalty Junior Lien: New York         Federal Compliance - TIL itemization did not disclose an processing                                                                               -
                                                                          Debt Consolidation                                                                                                                     Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien    fee of $375 as prepaid finance charge.
                                                                                                                                                                                                                 loan.                                                                            State Compliance - PPP of 6 months advance interest within the first
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      12 months exceeds (NY) limit of no prepayment penalties or fees on or
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  after one year the loan is made. XXX.
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Application
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
5651040301 XXXXXXXXXX XXXXXXXXXX NM    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8                                                                             -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used   Application
                                                                                                                                                                                                                 on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
5646571567 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
5646180547 XXXXXXXXXX XXXXXXXXXX OH    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 12/XX/2005 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 11/XX/2005 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TIL Itemization does not disclose Recording
                                                                                                                                                                                                                 for testing was 06/XX/2005.                                                      Service Fee of $84.00 as a Prepaid Finance Charge.
                                                                                                                                                                                                                 [B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment    State Compliance - Ohio Standard Prepayment Penalty SMLA
                                                                                                                                                                                                                 Penalty:  Prepayment penalty not permissible on a refinance. (applies only to    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Second Mortgage Loan Act registrants)
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.
5645792631 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            of 11/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 10/XX/2005 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5639195831 XXXXXXXXXX XXXXXXXXXX IN    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            application date of 07/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 for testing was 02/XX/2007.                                                      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
5637453911 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
5635550393 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Application for testing was 01/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
5624569396 XXXXXXXXXX XXXXXXXXXX TX    9/XX/2006  8/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
5624465695 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        State Compliance - PPP expired.  $500 early closure fee not permitted                                                                             -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          per State (IL).  Lender is XXXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty
                                                                                                                                                                                                                 (llinois Interest Act): Prepayment penalty not permissible; however Note or
                                                                                                                                                                                                                 Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
5622170290 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2006 11/XX/2006   Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                                       Final Title                                                                               application date located in file.  Compliance tests were run using an            Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - TIL in file indicated to be final, expected lookback was performed to determine this application date.  The final date used  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 for testing was 06/XX/2006.                                                      or
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Federal Compliance - Unable to determine under disclosure due to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        missing itemization of amount financed.
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated by borrower
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
5616958909 XXXXXXXXXX XXXXXXXXXX AL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 04/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5616557206 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 05/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Provided Timely
                                                                                                                                                                                                                 of account opening.                                                              Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
5614794453 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  Note late charge exceeds maximum per state.                                      Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - Late charge maximum of $20.55 equal to 6.0234%,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            exceeds 6% maximum per state (CA).
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 02/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5612870506 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 03/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Non Same Lender Refinance
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 02/XX/2006 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Under-disclosure is payment stream related.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Discrepancy is caused by the calculation of payments versus reflection lender refi: Original Lender was not able to be determined. Unable to determine  of payments within the Final TIL due to DSI Loan.
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    Application
                                                                                                                                                                                                                 may impact high cost findings.                                                   Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 missing information.                                                             Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5612091989 XXXXXXXXXX XXXXXXXXXX OH    7/XX/2006  6/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
5610824501 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2006  7/XX/2006    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - FACTA Disclosure Missing
                                                                                                                       Final Title.                                                                              application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5610168670 XXXXXXXXXX XXXXXXXXXX MS    2/XX/2006  1/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
5609829409 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                       Preliminary or                                                                            of 01/XX/2007 used as disbursement date for compliance testing.                  Provided Timely
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 of account opening.                                                              State Compliance - 5% late charge exceeds the 2% maximum per state
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     (NY).
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   State Compliance - 10 day grace period does not meet the 15 day
                                                                                                                                                                                                                 to borrower at time of account opening.                                          minimum per state (NY).
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5609112680 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.
                                                                                                                       Final Title.
5604910862 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                          -
                                                                          Other                                                                                                                                  Act (HELOC): HELOC Brochure not provided to borrower.
5603218484 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2004  7/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                          -
                                                                          Other                                                                                                                                  Act (HELOC): HELOC Brochure not provided to borrower.
5599353940 XXXXXXXXXX XXXXXXXXXX MA    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - no right to rescind in file
                                                                                                                       Preliminary or                                                                            of 06/XX/2004 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable State Compliance - Massachusetts Open End Late Charge Grace Period
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Testing
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Note grace period less than minimum per state.                                   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5596956653 XXXXXXXXXX XXXXXXXXXX AZ    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Debt Consolidation
5593260732 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2007  4/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - Late charge not allowed per state (NY) - max late                                                                              -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            charge for NY is  2% - note states  5% but not less or more than
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        $17.59.
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
5587473951 XXXXXXXXXX XXXXXXXXXX IA    5/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
5586463082 XXXXXXXXXX XXXXXXXXXX CO    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                           contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                       Preliminary or                                                                            practicable time after using credit score.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
5584954719 XXXXXXXXXX XXXXXXXXXX OH    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 09/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5583145665 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Security                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Application
                                                                                                        Instrument is                                                                                            lookback was performed to determine this application date.                       Federal Compliance - Property Type Not Provided
                                                                                                        not on a                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC                                                                                               Type. If property type is other than single family residence, state and federal  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                        form and does                                                                                            testing may be impacted.                                                         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        not contain                                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      contract sales price or original loan amount, whichever applies.
                                                                                                        the following                                                                                            Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        clauses:: ___                                                                                            Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
5582278959 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: State Compliance - California Primary Residence Late Charge Percent                                                                               -
                                                                          Debt Consolidation                                                                                                                     Unable to determine if late charge exceeds state maximum due to missing          Testing
                                                                                                                                                                                                                 information.                                                                     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 08/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
5571882270 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                        contain either                                                                            Timely: Unable to determine compliance with timing requirements due to missing   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            Initial Loan Application Date.                                                   Application
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 03/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 for testing was 03/XX/2006.                                                      Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
5567366220 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                                                                                                                                                                                                   Federal Compliance - FACTA Disclosure Missing
5567231139 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date State Compliance - Grace period not allowed per state (MA) - min grace
                                                                                                                                                                                                                 of 10/XX/2005 used as disbursement date for compliance testing.                  period for MA is 15 days - note states 10 days.
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Tangible Net Benefit Worksheet Not in File file of document or worksheet indicating how the lender determined that the home Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Note grace period less than minimum per state.                                   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5566095129 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
5565605173 XXXXXXXXXX XXXXXXXXXX MD    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Required Parties
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Non Same Lender Refinance
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 missing information.                                                             compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of    Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5562299979 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
5561035219 XXXXXXXXXX XXXXXXXXXX VA    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Non Same Lender Refinance
                                                                                                                                                                                                                 of 04/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Required Parties
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date of 03/XX/2008 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 missing information.                                                             General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5559095865 XXXXXXXXXX XXXXXXXXXX OH    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of     State Compliance - Ohio Consumer Sales Practices Act (No Documentation                                                                            -
                                                                          Other                                                                                                                                  Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio of Tangible Net Benefit Analysis)
                                                                                                                                                                                                                 Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan   State Compliance - Ohio Consumer Sales Practices Act (Closing
                                                                                                                                                                                                                 Information Document not retained by lender.                                     Disclosure Not Provided)
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement
                                                                                                                                                                                                                 Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the      of Receipt of Home Mortgage Loan Information Document Not Retained by
                                                                                                                                                                                                                 required Closing Disclosure.                                                     Lender)
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of    Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage     Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
5556923740 XXXXXXXXXX XXXXXXXXXX IN    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.
                                                                                                                       Final Title
5555924451 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA - Final TIL Missing
                                                                                                                       Preliminary or                                                                            of 08/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5552007191 XXXXXXXXXX XXXXXXXXXX MD    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 12/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
5545230620 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            practicable time after using credit score.                                       contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            by borrower.
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        Federal Compliance - TIL in file indicated to be final, expected lookback was performed to determine this application date.  The final date used  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 for testing was 11/XX/2006.                                                      or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Required Parties
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
5544852244 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - TILA HELOC - Billing Rights Disclosure Not                                                                                   -
                                                                          Other                                                                                                                                  Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Provided Timely
                                                                                                                                                                                                                 of account opening.                                                              Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     same lender refi
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act
                                                                                                                                                                                                                 (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement.
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
5539761059 XXXXXXXXXX XXXXXXXXXX MD    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation            Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - FACTA Disclosure Missing
                                                                                                        Security                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        Instrument is                                                                                            application date located in file.  Compliance tests were run using an
                                                                                                        not on a                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A
                                                                                                        FNMA/FHLMC                                                                                               lookback was performed to determine this application date.  The final date used
                                                                                                        form and does                                                                                            for testing was 01/XX/2007.
                                                                                                        not contain
                                                                                                        the following
                                                                                                        clauses:: ___
5538631525 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                         "File does not                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date by borrower.
                                                                                                                       Preliminary or                                                                            of 06/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Final Title"                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 application date of 05/XX/2006 which is X months prior to consummation. A        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 lookback was performed to determine this application date.  The final date used  Business Days From Transaction Date
                                                                                                                                                                                                                 for testing was 12/XX/2005.                                                      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 exceeds maximum per state.                                                       same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  State Compliance - max in NY is 2%
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
5534713451 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                                                       C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              Late Charge
                                                                          Other                                                                                                                                  Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Business Days From Transaction Date
                                                                                                                                                                                                                 grace period less than 15 days.                                                  Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                                                                                                                                 of 12/XX/2004 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 application date of 11/XX/2004 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value, lookback was performed to determine this application date.  The final date used  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 for testing was 06/XX/2004.                                                      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004.
5533591178 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2007  5/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
5533261315 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5532435602 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Federal FACTA Disclosure Timing Test                                                                                         -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Preliminary or                                                                            of 10/XX/2006 used as disbursement date for compliance testing.                  funding date same as disbursement and/or note date but is not signed
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 practicable time after using credit score.                                       Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Business Days From Transaction Date
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 for testing was 04/XX/2006.                                                      same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         by borrower.
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
5525753967 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Verified data entry matches loan documents.                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Provided to borrower on date of closing.
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
5525218801 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2008  12/XX/2007   UTD        Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Disbursement Date Missing                                                                                                    Late Charge
                                                                          Debt Consolidation                           contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Required Parties
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 01/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 12/XX/2007 which is X months prior to consummation. A        Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    same lender refi
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 testing may be impacted.                                                         Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  State Compliance - Late charge not allowed per state (NJ) - min grace
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   period for **NJ is 15 days - note states 10 days.
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to
                                                                                                                                                                                                                 missing information.                                                             **Effective 11/27/2003, no lender making any home loan may charge a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         late payment fee in excess of 5% of the amount of the payment past
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan         due. The late payment fee may only be assessed for a payment past due
                                                                                                                                                                                                                 transaction disbursed on 01/XX/2008, prior to three (3) business days from       15 days or more.
                                                                                                                                                                                                                 transaction date of 01/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5522941430 XXXXXXXXXX XXXXXXXXXX NV    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title                                                                               application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 application date of 11/XX/2005 which is X months prior to consummation. A        Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 for testing was 06/XX/2005.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5519268694 XXXXXXXXXX XXXXXXXXXX MD    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                        Yes        TR HUD
                                                                          Other                                                                                                                                  For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  Federal Compliance - TILA - Final TIL Missing                                                                                                     Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.                           Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Used For Fee Testing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5517603956 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  State Compliance - 5% late charge exceeds maximum of 2% for NY                                                                                    -
                                                                          Other                                        contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably State Compliance - 10 day grace period is less than minimum of 15 days
                                                                                                                       Preliminary or                                                                            practicable time after using credit score.                                       for NY
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 12/XX/2006.                                                      Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 period less than minimum per state.                                              compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
5516575351 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  10/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            of 11/XX/2007 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Prior or equal to Disbursement Date
                                                                                                                                                                                                                 of account opening.                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Business Days From Transaction Date
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Application
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   same lender refi
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Provided Timely
                                                                                                                                                                                                                 application date of 10/XX/2007 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 for testing was 05/XX/2007.                                                      Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
5516084434 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
5514687730 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            by borrower.
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Federal Compliance - Unable to determine reason for underdisclosure
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated due to missing TIL itemization of amount financed.
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.                                    Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
5514114924 XXXXXXXXXX XXXXXXXXXX OH    12/XX/2008 11/XX/2008   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                       Preliminary or                                                                            application date of 11/XX/2008 which is X months prior to consummation. A        State Compliance - Ohio Consumer Sales Practices Act (No Documentation
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.                       of Tangible Net Benefit Analysis)
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of      State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement
                                                                                                                                                                                                                 Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer    of Receipt of Home Mortgage Loan Information Document Not Received
                                                                                                                                                                                                                 Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan            Timely)
                                                                                                                                                                                                                 Information Document not signed by borrower(s).                                  State Compliance - Ohio Consumer Sales Practices Act Acknowledgement
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of     of Receipt of Home Mortgage Loan Information Document Not Signed)
                                                                                                                                                                                                                 Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable  State Compliance - Ohio Standard Prepayment Penalty SMLA
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of
                                                                                                                                                                                                                 Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage
                                                                                                                                                                                                                 loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                 [B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment
                                                                                                                                                                                                                 Penalty:  Prepayment penalty not permissible on a refinance. (applies only to
                                                                                                                                                                                                                 Second Mortgage Loan Act registrants)
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
5512636772 XXXXXXXXXX XXXXXXXXXX AZ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                       Preliminary or                                                                            application date of 05/XX/2007 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 12/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5510656574 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2004  1/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                          Other                                                                                                                                                                                                                   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                  Business Days From Transaction Date
                                                                                                                                                                                                                                                                                                  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
5510430172 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2005  3/XX/2005    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
5509266564 XXXXXXXXXX XXXXXXXXXX MA    2/XX/2008  12/XX/2007   Primary    Purchase                                     "File does not                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing                                                                                                     -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         funding date same as disbursement and/or note date but is not signed
                                                                                                                       Final Title.                                                                              Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 by closing.                                                                      Closing / Title - TIL appears to be final but not signed nor initialed by borrower.
5504012292 XXXXXXXXXX XXXXXXXXXX ME    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B                                                                                            Federal Compliance - Right of Rescission Timing - Note Date used as                                                                               -
                                                                                                                                                                                                                                                                                                  Transaction Date
                                                                                                                                                                                                                                                                                                  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing
5503806035 XXXXXXXXXX XXXXXXXXXX UT    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 06/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5495996920 XXXXXXXXXX XXXXXXXXXX MN    5/XX/2007  5/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
5495858041 XXXXXXXXXX XXXXXXXXXX MD    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5494780975 XXXXXXXXXX XXXXXXXXXX SC    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [C] Title /                                  B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - South Carolina Late Charge Amount Testing                                                                                      -
                                                                          Debt Consolidation            Lien Defect -                                                                                            application date located in file.  Compliance tests were run using an            State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                        Title Evidence                                                                                           application date of 05/XX/2007 which is X months prior to consummation. A        Disclosure Not Provided)
                                                                                                        is not a                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                        standard                                                                                                 for testing was 12/XX/2006.                                                      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        policy.: Title                                                                                           [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                        Evidence: ___                                                                                            Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state.
5491920499 XXXXXXXXXX XXXXXXXXXX MD    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 for testing was 09/XX/2006.                                                      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
5491053454 XXXXXXXXXX XXXXXXXXXX MA    7/XX/2005  6/XX/2005    Primary    UTD UTD                                      File does not                 D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Federal Compliance - TILA - Final TIL Missing                                                                                          UTD        Indeterminable
                                                                                                                       contain either                                                                            Missing Final HUD-1.  No document containing fees provided.  Any applicable      Federal Compliance - Notice of Right to Cancel Missing                                                                                            (UAL State)
                                                                                                                       Preliminary or                                                                            Federal, State or Local compliance testing is unreliable.                        State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                       Final Title.                                                                              [C] State Compliance - Massachusetts Borrower's Interest Tangible Net Benefit    Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 Test: Massachusetts Home Loan: Unable to determine if mortgage loan was          Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 refinanced within 60 months without providing a tangible net benefit to the      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 borrower due to missing prior loan information.                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 07/XX/2005 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    State Compliance - Massachusetts Borrower's Interest Tangible Net
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Benefit Test file of document or worksheet indicating how the lender determined that the home Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Testing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation.  A
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                 for testing was 01/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5490237129 XXXXXXXXXX XXXXXXXXXX PA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                                                                                                                                                                                                      same lender refi
5488810795 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Non Same Lender Refinance
                                                                                                                                                                                                                 application date of 11/XX/2005 which is X months prior to consummation. A        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    General Appraisal Requirements - Due to lack of appraised value, lender refi: Original Lender was not able to be determined. Unable to determine  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Required Parties
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     same lender refi
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5486783019 XXXXXXXXXX XXXXXXXXXX TX    12/XX/2006 11/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
5486350920 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2006  3/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of 04/XX/2006 used as disbursement date for compliance testing.                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 03/XX/2006 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.
5486346631 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
5486121074 XXXXXXXXXX XXXXXXXXXX NV    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 09/XX/2006 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Business Days From Transaction Date
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
5483447661 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
5481736841 XXXXXXXXXX XXXXXXXXXX MN    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Federal Compliance - Final TIL Estimated                               REVIEWER - GENERAL       GENERAL COMMENT                        Yes        TR HUD
                                                                          Other                                                                                                                                  For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  Federal Compliance - TILA Notice of Right to Cancel Expiration Date    COMMENT (2019-09-18):    (2019-09-18): Unable to                           Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.                           Prior or equal to Disbursement Date                                    Unable to procure.       procure.
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3   SELLER - GENERAL COMMENT
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date                                    (2019-09-18): Unable to
                                                                                                                                                                                                                 of 03/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business            procure.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 02/XX/2006 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Used For Fee Testing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
5478876655 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - no RTC located                                                                                                               -
                                                                          Other                                                                                                                                                                                                                   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                                                                                                  State Compliance - Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%
                                                                                                                                                                                                                                                                                                  State Compliance - Late charge not allowed per state (NY) - min grace period for NY is 15 days - note states 10 days.
                                                                                                                                                                                                                                                                                                  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                                                                                                  General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
5476415058 XXXXXXXXXX XXXXXXXXXX IN    1/XX/2007  12/XX/2006   Investment Refinance Rate/Term                                                        B           B           B           B           B                                                                                            Federal Compliance - Missing Initial Loan Application Test                                                                                        -
5474104739 XXXXXXXXXX XXXXXXXXXX GA    8/XX/2007  7/XX/2007    Primary    Purchase                                                                   D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped REVIEWER - GENERAL                                              Yes        TR HUD
                                                                                                                                                                                                                 For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  Used For Fee Testing                                                   COMMENT (2019-08-21):                                                      Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.                                                                                                  Received HUD-1, not
                                                                                                                                                                                                                                                                                                                                                                         signed or stamped.
                                                                                                                                                                                                                                                                                                                                                                         Exception remains.
5470070400 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5466449338 XXXXXXXXXX XXXXXXXXXX MA    2/XX/2006  1/XX/2006    Primary    UTD UTD                                      File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA HELOC - Billing Rights Disclosure Not                                                                                   -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Provided Timely
                                                                                                                       Preliminary or                                                                            of 02/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  State Compliance - Grace period of 10 days is less than 15 days
                                                                                                                                                                                                                 of account opening.                                                              minimum per state (MA)
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Federal Compliance - Disbursement Date Missing file of document or worksheet indicating how the lender determined that the home General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5466271693 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Federal Compliance - TILA Rescission - Disbursement Date Less than 3   REVIEWER - GENERAL       GENERAL COMMENT                        Yes        TR HUD
                                                                                                        Title -                                                                                                  For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  Business Days From Transaction Date                                    COMMENT (2019-09-18):    (2019-09-18): HUD                                 Deficiency
                                                                                                        Security                                                                                                 applicable Federal, State or Local compliance testing.                           Federal Compliance - Under-disclosure is payment stream related.       HUD provided with        provided with trailing
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Discrepancy is caused by the calculation of payments versus reflection trailing documents is    documents is not
                                                                                                        not on a                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of payments within the Final TIL.                                      not certified or stamped certified or stamped as
                                                                                                        FNMA/FHLMC                                                                                               of 02/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test             as final HUD.            final HUD.
                                                                                                        form and does                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing                         SELLER - GENERAL COMMENT
                                                                                                        not contain                                                                                              application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped (2019-09-18): HUD
                                                                                                        the following                                                                                            application date of 01/XX/2007 which is X months prior to consummation. A        Used For Fee Testing                                                   provided with trailing
                                                                                                        clauses:: ___                                                                                            lookback was performed to determine this application date.                                                                                              documents is not
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In                                                                             certified or stamped as
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated                                                                        final HUD.
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
5465089405 XXXXXXXXXX XXXXXXXXXX MO    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8                                                                             -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used
                                                                                                                                                                                                                 on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
5462008107 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2006  6/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
5457514230 XXXXXXXXXX XXXXXXXXXX IL    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 02/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 01/XX/2008 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
5454746356 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
5452055271 XXXXXXXXXX XXXXXXXXXX MN    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                          Tested     TR Tested
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 for testing was 03/XX/2006.                                                      Closing / Title - Missing additional disbursement exhibit.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5451397337 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                                                                                                                  lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi if correct TILA rescission form was used.
5448961505 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped SELLER - GENERAL COMMENT GENERAL COMMENT                        Yes        TR HUD
                                                                          Other                                                                                                                                  For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  Used For Fee Testing                                                   (2019-08-21): The final  (2019-08-21): The final                           Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.                                                                                                  HUD-1 was located in the HUD-1 was located in the
                                                                                                                                                                                                                                                                                                                                                                         loan file. Please take   loan file. Please take
                                                                                                                                                                                                                                                                                                                                                                         note that it is common   note that it is common
                                                                                                                                                                                                                                                                                                                                                                         practice for loans       practice for loans
                                                                                                                                                                                                                                                                                                                                                                         funded in a dry funding  funded in a dry funding
                                                                                                                                                                                                                                                                                                                                                                         state, such as CA where  state, such as CA where
                                                                                                                                                                                                                                                                                                                                                                         the subject loan was     the subject loan was
                                                                                                                                                                                                                                                                                                                                                                         funded, not to have      funded, not to have
                                                                                                                                                                                                                                                                                                                                                                         signatures or a          signatures or a
                                                                                                                                                                                                                                                                                                                                                                         certified stamp.  Loans  certified stamp.  Loans
                                                                                                                                                                                                                                                                                                                                                                         in the above mentioned   in the above mentioned
                                                                                                                                                                                                                                                                                                                                                                         state are allowed to be  state are allowed to be
                                                                                                                                                                                                                                                                                                                                                                         funded prior to the      funded prior to the
                                                                                                                                                                                                                                                                                                                                                                         disbursement of funds    disbursement of funds
                                                                                                                                                                                                                                                                                                                                                                         and without the          and without the
                                                                                                                                                                                                                                                                                                                                                                         borrower(s) being        borrower(s) being
                                                                                                                                                                                                                                                                                                                                                                         present to sign          present to sign
                                                                                                                                                                                                                                                                                                                                                                         documents.  However, the documents.  However, the
                                                                                                                                                                                                                                                                                                                                                                         HUD-1 must reflect that  HUD-1 must reflect that
                                                                                                                                                                                                                                                                                                                                                                         it is "Final", which it  it is "Final", which it
                                                                                                                                                                                                                                                                                                                                                                         does.                    does.
                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                         COMMENT (2019-08-21):
                                                                                                                                                                                                                                                                                                                                                                         Agree that borrower is
                                                                                                                                                                                                                                                                                                                                                                         not required to sign but
                                                                                                                                                                                                                                                                                                                                                                         we do require either
                                                                                                                                                                                                                                                                                                                                                                         certified stamp or
                                                                                                                                                                                                                                                                                                                                                                         signature of settlement
                                                                                                                                                                                                                                                                                                                                                                         agent, neither of which
                                                                                                                                                                                                                                                                                                                                                                         is present.  Exception
                                                                                                                                                                                                                                                                                                                                                                         remains.
5447891732            XXXXXXXXXX NY    3/XX/2007  2/XX/2007    Primary    Refinance UTD                                File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Preliminary or                                                                            of 03/XX/2007 used as disbursement date for compliance testing.                  Provided Timely
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Application Date.                                                                contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   State Compliance - New York Late Charge Grace Period Testing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5446062519 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2008  3/XX/2008    Primary    Purchase                                     File does not                 D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Closing / Title - TIL appears to be final but not signed nor initialed                                                                 Yes        TR
                                                                                                                       contain either                                                                            Missing Final HUD-1.  No document containing fees provided.  Any applicable      by borrower.                                                                                                                                      Indeterminable
                                                                                                                       Preliminary or                                                                            Federal, State or Local compliance testing is unreliable.                        Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 of 04/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Testing
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
5440597359 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2006  9/XX/2006    Primary    Refinance Rate/Term                          File does not                 B           B           B           B           B           [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                       contain either                                                                            Act: Notice of Right to Cancel was not provided.                                 Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                       Final Title.
5436732934 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
5435832534 XXXXXXXXXX XXXXXXXXXX MD    6/XX/2006  5/XX/2006    Primary    Refinance UTD                                File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                              -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       Preliminary or                                                                            of 06/XX/2006 used as disbursement date for compliance testing.                  Business Days From Transaction Date
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - RTC not signed.
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Required Parties
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Provided Timely
                                                                                                                                                                                                                 application date of 05/XX/2006 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 for testing was 12/XX/2005.                                                      Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5434424018 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            application date of 05/XX/2007 which is X months prior to consummation. A        or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 for testing was 12/XX/2006.                                                      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Application
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      same lender refi
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 missing information.                                                             contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission by borrower.
                                                                                                                                                                                                                 timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
5434187439 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  2/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
5433707599 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                          File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                                                                       contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
5432662691 XXXXXXXXXX XXXXXXXXXX TX    10/XX/2002 9/XX/2002    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 09/XX/2002 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
5432417007 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
5431570510 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure.                          Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
5424231668 XXXXXXXXXX XXXXXXXXXX UT    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Utah Prepayment Penalty Test: Utah Prepayment Penalty:    State Compliance - Utah Prepayment Penalty Test                                                                                                   -
                                                                          Other                                                                                                                                  Junior lien loan contains a prepayment penalty without offering the borrower the option of a loan without a prepayment penalty or a  loan containing a prepayment penalty with rate/fees lower than the loan without prepay.
5422488023 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: State Compliance - California Primary Residence Late Charge Percent                                                                               -
                                                                          Other                                                                                                                                  Unable to determine if late charge exceeds state maximum due to missing          Testing
                                                                                                                                                                                                                 information.                                                                     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 of account opening.                                                              Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate: Truth in
                                                                                                                                                                                                                 Lending Act (HELOC): HELOC APR does not match Interest Rate.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
5417893194 XXXXXXXXXX XXXXXXXXXX MA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
5409333794 XXXXXXXXXX XXXXXXXXXX CT    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       Preliminary or                                                                            of 04/XX/2006 used as disbursement date for compliance testing.                  Business Days From Transaction Date
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 03/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
5405566668 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Security                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Application
                                                                                                        Instrument is                                                                                            lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 for testing was 01/XX/2007.                                                      Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        FNMA/FHLMC                                                                                               [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Required Parties
                                                                                                        form and does                                                                                            Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                        not contain                                                                                              determine compliance with timing requirements due to missing Initial Loan
                                                                                                        the following                                                                                            Application Date.
                                                                                                        clauses:: ___                                                                                            [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5401636867 XXXXXXXXXX XXXXXXXXXX GA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        Federal Compliance - Right of Rescission Timing - Note Date used as lookback was performed to determine this application date.  The final date used  Transaction Date
                                                                                                                                                                                                                 for testing was 03/XX/2006.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as          Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5400476003 XXXXXXXXXX XXXXXXXXXX IN    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
5399549919 XXXXXXXXXX XXXXXXXXXX HI    3/XX/2007  1/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
5399386495 XXXXXXXXXX XXXXXXXXXX WA    1/XX/2007  12/XX/2006   Primary    Purchase                      [B] Closing /                                A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                                                        Title -
                                                                                                        Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC
                                                                                                        form and does
                                                                                                        not contain
                                                                                                        the following
                                                                                                        clauses:: ___
5399297343 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
5398900630 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 09/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 applicant within three (3) business days of application.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
5395520843 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                                                        D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Federal Compliance - RESPA Disclosure - Affiliated Business            SELLER - GENERAL COMMENT GENERAL COMMENT                        Yes        TR HUD
                                                                                                                                                                                                                 For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  Arrangement Disclosure Not Provided Within 3 Business Days of          (2019-08-21): he final   (2019-08-21): he final                            Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.                           Application                                                            HUD-1 was located in the HUD-1 was located in the
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped loan file. Please take   loan file. Please take
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Used For Fee Testing                                                   note that it is common   note that it is common
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to                                                                            practice for loans       practice for loans
                                                                                                                                                                                                                 applicant within three (3) business days of application.                                                                                                funded in a dry funding  funded in a dry funding
                                                                                                                                                                                                                                                                                                                                                                         state, such as           state, such as
                                                                                                                                                                                                                                                                                                                                                                         California where the     California where the
                                                                                                                                                                                                                                                                                                                                                                         subject loan was funded, subject loan was funded,
                                                                                                                                                                                                                                                                                                                                                                         not to have signatures   not to have signatures
                                                                                                                                                                                                                                                                                                                                                                         or a certified stamp.    or a certified stamp.
                                                                                                                                                                                                                                                                                                                                                                         Loans in the above       Loans in the above
                                                                                                                                                                                                                                                                                                                                                                         mentioned state are      mentioned state are
                                                                                                                                                                                                                                                                                                                                                                         allowed to be funded     allowed to be funded
                                                                                                                                                                                                                                                                                                                                                                         prior to the             prior to the
                                                                                                                                                                                                                                                                                                                                                                         disbursement of funds    disbursement of funds
                                                                                                                                                                                                                                                                                                                                                                         and without the          and without the
                                                                                                                                                                                                                                                                                                                                                                         borrower(s) being        borrower(s) being
                                                                                                                                                                                                                                                                                                                                                                         present to sign          present to sign
                                                                                                                                                                                                                                                                                                                                                                         documents.  However, the documents.  However, the
                                                                                                                                                                                                                                                                                                                                                                         HUD-1 must reflect that  HUD-1 must reflect that
                                                                                                                                                                                                                                                                                                                                                                         it is "Final", which it  it is "Final", which it
                                                                                                                                                                                                                                                                                                                                                                         does.                    does.
                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                         COMMENT (2019-08-21):    GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                                                         Agree that borrower is   (2019-09-18): The issue
                                                                                                                                                                                                                                                                                                                                                                         not required to sign but cited has either been
                                                                                                                                                                                                                                                                                                                                                                         we do require either     resolved or was
                                                                                                                                                                                                                                                                                                                                                                         certified stamp or       determined to not be an
                                                                                                                                                                                                                                                                                                                                                                         signature of settlement  exception as noted. The
                                                                                                                                                                                                                                                                                                                                                                         agent, neither of which  final HUD-1 was located
                                                                                                                                                                                                                                                                                                                                                                         is present.  Exception   in the loan file. Please
                                                                                                                                                                                                                                                                                                                                                                         remains.                 take note that it is
                                                                                                                                                                                                                                                                                                                                                                         SELLER - GENERAL COMMENT common practice for
                                                                                                                                                                                                                                                                                                                                                                         (2019-09-18): The issue  loans funded in a dry
                                                                                                                                                                                                                                                                                                                                                                         cited has either been    funding state, such as
                                                                                                                                                                                                                                                                                                                                                                         resolved or was          California where the
                                                                                                                                                                                                                                                                                                                                                                         determined to not be an  subject loan was funded,
                                                                                                                                                                                                                                                                                                                                                                         exception as noted. The  not to have signatures
                                                                                                                                                                                                                                                                                                                                                                         final HUD-1 was located  or a certified stamp.
                                                                                                                                                                                                                                                                                                                                                                         in the loan file. Please Loans in the above
                                                                                                                                                                                                                                                                                                                                                                         take note that it is     mentioned state are
                                                                                                                                                                                                                                                                                                                                                                         common practice for      allowed to be funded
                                                                                                                                                                                                                                                                                                                                                                         loans funded in a dry    prior to the
                                                                                                                                                                                                                                                                                                                                                                         funding state, such as   disbursement of funds
                                                                                                                                                                                                                                                                                                                                                                         California where the     and without the
                                                                                                                                                                                                                                                                                                                                                                         subject loan was funded, borrower(s) being
                                                                                                                                                                                                                                                                                                                                                                         not to have signatures   present to sign
                                                                                                                                                                                                                                                                                                                                                                         or a certified stamp.    documents.  However, the
                                                                                                                                                                                                                                                                                                                                                                         Loans in the above       HUD-1 must reflect that
                                                                                                                                                                                                                                                                                                                                                                         mentioned state are      it is "Final", which it
                                                                                                                                                                                                                                                                                                                                                                         allowed to be funded     does.
                                                                                                                                                                                                                                                                                                                                                                         prior to the
                                                                                                                                                                                                                                                                                                                                                                         disbursement of funds
                                                                                                                                                                                                                                                                                                                                                                         and without the
                                                                                                                                                                                                                                                                                                                                                                         borrower(s) being
                                                                                                                                                                                                                                                                                                                                                                         present to sign
                                                                                                                                                                                                                                                                                                                                                                         documents.  However, the
                                                                                                                                                                                                                                                                                                                                                                         HUD-1 must reflect that
                                                                                                                                                                                                                                                                                                                                                                         it is "Final", which it
                                                                                                                                                                                                                                                                                                                                                                         does.
                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                         COMMENT (2019-09-18):
                                                                                                                                                                                                                                                                                                                                                                         Agree that borrower is
                                                                                                                                                                                                                                                                                                                                                                         not required to sign but
                                                                                                                                                                                                                                                                                                                                                                         we do require either
                                                                                                                                                                                                                                                                                                                                                                         certified stamp or
                                                                                                                                                                                                                                                                                                                                                                         signature of settlement
                                                                                                                                                                                                                                                                                                                                                                         agent, neither of which
                                                                                                                                                                                                                                                                                                                                                                         is present.  Exception
                                                                                                                                                                                                                                                                                                                                                                         remains.
5395391818 XXXXXXXXXX XXXXXXXXXX AZ    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
5392217680 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                          -
                                                                          Debt Consolidation                                                                                                                     Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
5389087591 XXXXXXXXXX XXXXXXXXXX MD    8/XX/2007  7/XX/2007    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Security                                                                                                 of 08/XX/2007 used as disbursement date for compliance testing.                  Application
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Disbursement Date Missing
                                                                                                        FNMA/FHLMC                                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - FACTA Disclosure Missing
                                                                                                        form and does                                                                                            application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        not contain                                                                                              application date of 07/XX/2007 which is X months prior to consummation. A
                                                                                                        the following                                                                                            lookback was performed to determine this application date.
                                                                                                        clauses:: ___                                                                                            [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
5388774298 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2007  4/XX/2007    Primary    Refinance UTD                                File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: General Appraisal Requirements - Due to lack of appraised value,                                                                                  Late Charge
                                                                                                                       contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Business Days From Transaction Date
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
5388249843 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Act (HELOC): HELOC Brochure not provided to borrower.                            Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
5384521999 XXXXXXXXXX XXXXXXXXXX SC    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        State Compliance - South Carolina Home Loan (No Tangible Net Benefit)                                                                             -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Disclosure Not Provided)
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        same lender refi
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 06/XX/2006.                                                      Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Miscellaneous Compliance - (Doc Error) Initial GFE not provided lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (No Tangible Net Benefit):
                                                                                                                                                                                                                 Unable to test tangible net benefit due to missing information.
5384344963 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA HELOC - Important Terms Disclosure Not                                                                                  -
                                                                          Other                                        contain                                                                                   Evidence of disbursement date not found in file. Security Instrument Notary Date Provided Timely
                                                                                                                       Preliminary or                                                                            of 04/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Application Date.                                                                contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    State Compliance - 5% late charge exceeds 2% maximum per state(NY).
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   state(NY).
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Disbursement Date Missing for testing was 10/XX/2006.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5384122570 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2004  2/XX/2004    Primary    Refinance UTD                                                              C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              Late Charge
                                                                                                                                                                                                                 if loan contains an impermissible late charge due to missing information.        Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of 03/XX/2004 used as disbursement date for compliance testing.                  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 02/XX/2004 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004.
5383765249 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 of 09/XX/2005 used as disbursement date for compliance testing.                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date of 08/XX/2005 which is X months prior to consummation. A        Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 may impact high cost findings.                                                   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5381782340 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            application date of 12/XX/2006 which is X months prior to consummation. A        or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 for testing was 07/XX/2006.                                                      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Application
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        by borrower.
                                                                                                                                                                                                                 Application Date.                                                                General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
5380483199 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - HELOC Fees Used For Testing                                                                                                  -
                                                                          Other                                        contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                       Preliminary of                                                                            Application Date.                                                                Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       same lender refi
                                                                                                                                                                                                                 (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing    Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Provided Timely
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
5380426762 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  3/XX/2006    Primary    Purchase                                                                   D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Closing / Title - TIL appears to be final but not signed nor initialed                                                                 Yes        TR
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable      by borrower.                                                                                                                                      Indeterminable
                                                                                                                                                                                                                 Federal, State or Local compliance testing is unreliable.                        Federal Compliance - TIL in file is approximated to be fine but cannot
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   confirm borrower received  as not signed or dated by borrower.
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Note Date of 03/XX/2006 used as Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 disbursement date for compliance testing.                                        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   Testing
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation.  A
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                 for testing was 03/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
5379187219 XXXXXXXXXX XXXXXXXXXX AR    12/XX/2007 11/XX/2007   Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     or
                                                                                                                       Final Title.                                                                              Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  dated by borrower so cannot confirm that borrower received
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 by closing.                                                                      Closing / Title - TIL appears to be final but not signed nor initialed by borrower.
5378026256 XXXXXXXXXX XXXXXXXXXX CO    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 06/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5377518053 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2004  7/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 08/XX/2004 used as disbursement date for compliance testing.                  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2004, prior to three (3) business days from transaction date of 08/XX/2004.
5377180684 XXXXXXXXXX XXXXXXXXXX MA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Other                                                                                                                                  Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Non Same Lender Refinance file of document or worksheet indicating how the lender determined that the home State Compliance - Massachusetts Prepayment Penalty
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              State Compliance - Massachusetts Late Charge Percent Testing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Prepayment Penalty: Massachusetts           Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Prepayment Penalty:  Loan contains an impermissible prepayment penalty; however  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Note or Prepay Addendum provides specific language that prepay will not exceed   Application
                                                                                                                                                                                                                 maximum permitted by applicable law.                                             Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                 executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
5376232565 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 of 10/XX/2007 used as disbursement date for compliance testing.                  or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Business Days From Transaction Date
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 09/XX/2007 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Application
                                                                                                                                                                                                                 for testing was 04/XX/2007.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        by borrower
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
5365297886 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2007  4/XX/2007    Primary    Refinance UTD                                File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 05/XX/2007 used as disbursement date for compliance testing.                  State Compliance - 5% late charge exceeds 2% maximum for NY.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - 10 grace period is less than 15 day minimum per
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            state NY.
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 for testing was 11/XX/2006.                                                      Application
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 period less than minimum per state.                                              Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
5363677285 XXXXXXXXXX XXXXXXXXXX MD    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            application date of 10/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 05/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5360461967 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Home Improvement                                                                                                                       lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
5359346790 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Non Same Lender Refinance
                                                                                                                       Preliminary or                                                                            of 11/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Business Days From Transaction Date
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Application
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    same lender refi
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on Non   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of    Provided Timely
                                                                                                                                                                                                                 Right to Cancel was not executed on the proper Model Form for a refinance        Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 transaction by a creditor that is not considered the original creditor.  The G-7 General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 or H-9 form was used instead of the G-5 form, however, the loan file does not    compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 contain evidence that the refinance was by the original creditor.                contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
5358185644 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2007  4/XX/2007    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   or
                                                                                                                       Final Title.                                                                              application date located in file.  Compliance tests were run using an            dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 for testing was 04/XX/2007.                                                      Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         by borrower
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
5357576705 XXXXXXXXXX XXXXXXXXXX WA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA - Final TIL Missing
                                                                                                                       Preliminary or                                                                            of 09/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5354375381 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2003  10/XX/2002   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8                                                                             -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 timing requirements.                                                             Application
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used
                                                                                                                                                                                                                 on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5351821527 XXXXXXXXXX XXXXXXXXXX VA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Non Same Lender Refinance
                                                                                                                                                                                                                 of 10/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Business Days From Transaction Date
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 missing information.                                                             Application
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 timing requirements.                                                             Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5350161376 XXXXXXXXXX XXXXXXXXXX UT    12/XX/2005 11/XX/2005   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
5344499286 XXXXXXXXXX XXXXXXXXXX CO    3/XX/2002  2/XX/2002    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - under disclosed due to fees disclosed being less                                                                             -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date than fees charged.  Unable to determine fees disclosed due to missing
                                                                                                                                                                                                                 of 03/XX/2002 used as disbursement date for compliance testing.                  itemization of amount financed.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 02/XX/2002 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated Business Days From Transaction Date
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.                                    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2002, prior to three (3) business days from transaction date of 03/XX/2002.
5344459584 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 01/XX/2008 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 12/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     same lender refi
                                                                                                                                                                                                                 period less than minimum per state.                                              Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Business Days From Transaction Date
                                                                                                                                                                                                                 [B] State Compliance - New York Prepayment Penalty Junior Lien: New York         State Compliance - New York Prepayment Penalty Junior Lien
                                                                                                                                                                                                                 Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien     State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 loan; however Note or Prepay Addendum provides specific language that prepay     State Compliance - New York Late Charge Grace Period Testing
                                                                                                                                                                                                                 will not exceed maximum permitted by applicable law.                             Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
5344347565 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                        Security                                                                                                 of 03/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                        FNMA/FHLMC                                                                                               application date of 02/XX/2006 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.                       same lender refi
                                                                                                        not contain                                                                                              [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Missing Initial Loan Application Test
                                                                                                        the following                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Disbursement Date Missing
                                                                                                        clauses:: ___                                                                                            if correct TILA rescission form was used.                                        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
5344211076 XXXXXXXXXX XXXXXXXXXX PA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Non Same Lender Refinance
                                                                                                                                                                                                                 of 07/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
5342001805 XXXXXXXXXX XXXXXXXXXX AL    4/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                           contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                       final title or                                                                            practicable time after using credit score.
                                                                                                                       preliminary                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of
                                                                                                                       title                                                                                     application date located in file.  Compliance tests were run using an
                                                                                                                       commitment                                                                                application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
5339292582 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2007  4/XX/2007    UTD        Refinance UTD                                File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                                                                       contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            Application Date.                                                                Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        same lender refi
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 for testing was 11/XX/2006.                                                      Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 testing may be impacted.                                                         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
5338785318 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2006  7/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - New York Prepayment Penalty Junior Lien: New York         State Compliance - PPP Expired.  6 months interest PPP is                                                                                         -
                                                                                                                                                                                                                 Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien     impermissible.  No prepayment permitted by state (NY) law.  Lender is
                                                                                                                                                                                                                 loan; however Note or Prepay Addendum provides specific language that prepay     XXXX
                                                                                                                                                                                                                 will not exceed maximum permitted by applicable law.                             Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
5336461067 XXXXXXXXXX XXXXXXXXXX MA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            of 11/XX/2007 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title.                                                                              [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 file of document or worksheet indicating how the lender determined that the home Business Days From Transaction Date
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  state (MA.)
                                                                                                                                                                                                                 Note grace period less than minimum per state.                                   State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
5335450378 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an            Consummation
                                                                                                                       Preliminary or                                                                            application date of 05/XX/2007 which is X months prior to consummation. A        Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used  Required Parties
                                                                                                                                                                                                                 for testing was 12/XX/2006.                                                      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      same lender refi
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     by borrower
                                                                                                                                                                                                                 missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
5332110041 XXXXXXXXXX XXXXXXXXXX MA    3/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     State Compliance - 5% late charge exceeds 3% maximum per state (MA)                                                                               -
                                                                          Home Improvement                             contain either                                                                            Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                       Preliminary or                                                                            to borrower at time of account opening.                                          Provided Timely
                                                                                                                       Final Title.                                                                              [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount
                                                                                                                                                                                                                 Testing: Note late charge exceeds maximum per state.
5330567400 XXXXXXXXXX XXXXXXXXXX AL    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 02/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 01/XX/2008 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Business Days From Transaction Date
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 missing information.                                                             contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5328969818 XXXXXXXXXX XXXXXXXXXX AZ    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - TILA HELOC - Billing Rights Disclosure Not                                                                                   -
                                                                          Other                                        contain either                                                                            Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Provided Timely
                                                                                                                       Preliminary or                                                                            of account opening.                                                              Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Application Date.                                                                General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5328009151 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 9/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date of 09/XX/2007 which is X months prior to consummation. A        same lender refi
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    compliance tests requiring an LTV were run off an assumed value of a lender refi: Original Lender was not able to be determined. Unable to determine  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 if correct TILA rescission form was used.
5327634974 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                                                                                                                     Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
5327217303 XXXXXXXXXX XXXXXXXXXX VA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                         CREDIT LIFE                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Non Same Lender Refinance
                                                                                                                                                                                                                 of 01/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Required Parties
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Application
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      same lender refi
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 missing information.                                                             compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan         Miscellaneous Compliance - (Doc Error) Initial GFE not provided transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5321594900 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2005  3/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: State Compliance - PPP Expired - Lender N.A.                                                                                                      -
                                                                                                                                                                                                                 Unable to determine if late charge exceeds state maximum due to missing          State Compliance - The greater of $5 or 5% late charge conforms  6%
                                                                                                                                                                                                                 information.                                                                     maximum per state (CA)
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of 03/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
5316199995 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2007  5/XX/2007    Primary    Purchase                                                                   B           B           B           B           B                                                                                            Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
5307894787 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA HELOC - Important Terms Disclosure Not                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Provided Timely
                                                                                                                       Preliminary or                                                                            of 09/XX/2004 used as disbursement date for compliance testing.                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 of account opening.                                                              Consummation
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Provided Timely
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Application Date.                                                                General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.
5306788182 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
5297839966 XXXXXXXXXX XXXXXXXXXX RI    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices     General Appraisal Requirements - Due to lack of appraised value,                                                                                  State - NC
                                                                          Other                                        contain either                                                                            Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not      contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title                                                                               provided.                                                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [C] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File):  Business Days From Transaction Date
                                                                                                                                                                                                                 Rhode Island Home Loan:  Loan file did not contain record(s) documenting         Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 high-cost home loan analysis.                                                    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices     Application
                                                                                                                                                                                                                 Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan:           Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Prohibited Acts and Practices Regarding Home Loans disclosure not provided.      same lender refi
                                                                                                                                                                                                                 [C] State Compliance - (Missing Data) Last Transaction Date: Last Transaction    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Date Missing.  Unable to conclusively determine if loan is subject to Rhode      Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Island Tangible Net Benefit                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [C] State Compliance - Rhode Island Tangible Net Benefit Testing: Unable to      Provided Timely
                                                                                                                                                                                                                 determine if the loan was refinanced without a tangible net benefit to the       Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 borrower due to missing information.                                             State Compliance - Rhode Island Home Loan (Tangible Net Benefit
                                                                                                                                                                                                                 [C] State Compliance - Rhode Island Home Loan (Tangible Net Benefit Disclosure   Disclosure Not Provided)
                                                                                                                                                                                                                 Not Provided): Rhode Island Home Loan:  Tangible Net Benefit Disclosure not      State Compliance - Rhode Island Tangible Net Benefit Testing
                                                                                                                                                                                                                 provided to borrower for refinance within 60 months.                             State Compliance - (Missing Data) Last Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   State Compliance - Rhode Island Home Loan (Prohibited Acts and
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Practices Regarding Home Loans Disclosure Not Provided)
                                                                                                                                                                                                                 of 04/XX/2008 used as disbursement date for compliance testing.                  State Compliance - Rhode Island Home Loan (High Cost Analysis Not In
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable File)
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     State Compliance - Rhode Island Home Loan (Prohibited Acts and
                                                                                                                                                                                                                 Application Date.                                                                Practices Regarding High-Cost Home Loans Disclosure Not Provided)
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
5296026068 XXXXXXXXXX XXXXXXXXXX OH    1/XX/2007  12/XX/2006   Primary    Refinance UTD                                                              D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: General Appraisal Requirements - Due to lack of appraised value,                                                                       Yes        TR
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable      compliance tests requiring an LTV were run off an assumed value of a                                                                              Indeterminable
                                                                                                                                                                                                                 Federal, State or Local compliance testing is unreliable.                        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 of 01/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   State Compliance - Ohio Consumer Sales Practices Act (No Documentation
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an         of Tangible Net Benefit Analysis)
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation.  A       State Compliance - Ohio Consumer Sales Practices Act (Closing
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used Disclosure Not Provided)
                                                                                                                                                                                                                 for testing was 07/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement
                                                                                                                                                                                                                 were used in testing.                                                            of Receipt of Home Mortgage Loan Information Document Not Retained by
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not   Lender)
                                                                                                                                                                                                                 Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not   State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay
                                                                                                                                                                                                                 verified with reliable documentation.                                            not Verified)
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of     Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan   Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 Information Document not retained by lender.                                     Testing
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not
                                                                                                                                                                                                                 Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of
                                                                                                                                                                                                                 Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage
                                                                                                                                                                                                                 loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5287138271 XXXXXXXXXX XXXXXXXXXX CO    6/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
5279329409 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                                                        A           A           A           A           A                                                                                                                                                                                                                                              -
5277121705 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
5276476109 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                        Security                                                                                                 of 09/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                        FNMA/FHLMC                                                                                               application date of 08/XX/2007 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.  The final date used  same lender refi
                                                                                                        not contain                                                                                              for testing was 03/XX/2007.                                                      Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                        the following                                                                                            [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    by borrower.
                                                                                                        clauses:: ___                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Application
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 testing may be impacted.                                                         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 missing information.                                                             compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
5276152311 XXXXXXXXXX XXXXXXXXXX MN    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                         File does not                 A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation                           contain either
                                                                                                                       Preliminary or
                                                                                                                       Final Title
5276027936 XXXXXXXXXX XXXXXXXXXX MA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    State Compliance - Massachusetts Home Loan - Borrower's Interest                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Tangible Net Benefit Worksheet Not in File file of document or worksheet indicating how the lender determined that the home Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 loan is in the borrower's interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
5274756314 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B                                                                                            General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                                                                                                             compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                                                                                                             contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title                                                                                                                                                                Federal Compliance - Subject 2nd lien HELOC
                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                                                                                                  Required Parties
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                  Business Days From Transaction Date
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                                                                                                  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
5273680421 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
5271295372 XXXXXXXXXX XXXXXXXXXX KY    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
5269861872 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2005  2/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Federal Compliance - HELOC Fees Used For Testing                                                                                                  -
                                                                                                                                                                                                                 (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement.
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing
5267945469 XXXXXXXXXX XXXXXXXXXX MA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Consummation
                                                                                                                                                                                                                 of 02/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    State Compliance - Massachusetts Late Charge Percent Testing
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
5267553002 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2007  7/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - New York Prepayment Penalty Junior Lien: New York         State Compliance - PPP expired.  Prepayment penalty not permissible on                                                                            -
                                                                                                                                                                                                                 Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien    a subordinate lien loan. The Notes states if the Borrower makes a full
                                                                                                                                                                                                                 loan.                                                                            prepayment in the first 12 months after the date of the loan the
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      prepayment penalty shall equal 6 months advance interest on the amount
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  prepaid that exceeds 20% of the OPB. The Lender is XXX.
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
5264416593 XXXXXXXXXX XXXXXXXXXX OH    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TIL Itemization reflects settlement/closing fee                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            of $100 as prepaid finance charge.  HUD discloses settlement/closing
                                                                                                                                                                                                                 application date of 06/XX/2005 which is X months prior to consummation. A        fee of $150.00.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 05/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
5262232007 XXXXXXXXXX XXXXXXXXXX PA    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 02/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Non Same Lender Refinance
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 01/XX/2005 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    State Compliance - Pennsylvania First Lien Late Charge Grace Period
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Testing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Note grace period less than minimum per state.                                   Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 missing information.                                                             Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2005, prior to three (3) business days from transaction date of 02/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5261773761 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 practicable time after using credit score.                                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Provided Timely
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
5261296592 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2002 10/XX/2002   UTD        Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 11/XX/2002 used as disbursement date for compliance testing.                  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   same lender refi
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 application date of 10/XX/2002 which is X months prior to consummation. A        results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 for testing was 05/XX/2002.                                                      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2002, prior to three (3) business days from transaction date of 11/XX/2002.
5260468141 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Missing Initial Loan Application No Fees                                                                          No         TNR Testing Not
                                                                          Other                                                                                                                                  Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement                                                                              Required
                                                                                                                                                                                                                 Account Opening not in file. Unable to validate accuracy of and compliance with  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  General Appraisal Requirements - Due to lack of appraised value, in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 disclosure requirements.                                                         Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Not Provided
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5256270278 XXXXXXXXXX XXXXXXXXXX WA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation            Title -                                                                                                  application date located in file.  Compliance tests were run using an
                                                                                                        Security                                                                                                 application date of 05/XX/2006 which is X months prior to consummation. A
                                                                                                        Instrument is                                                                                            lookback was performed to determine this application date.  The final date used
                                                                                                        not on a                                                                                                 for testing was 12/XX/2005.
                                                                                                        FNMA/FHLMC
                                                                                                        form and does
                                                                                                        not contain
                                                                                                        the following
                                                                                                        clauses:: ___
5251786816 XXXXXXXXXX XXXXXXXXXX SC    10/XX/2006 9/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not State Compliance - South Carolina Home Loan (Complaint Agency                                                                                     -
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document       Disclosure Not Provided)
                                                                                                                                                                                                                 specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
5250806059 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Other                                        contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Non Same Lender Refinance
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      same lender refi
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         Application
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
5247323819 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2005  4/XX/2005    Primary    Refinance UTD                                File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Missing Initial Loan Application No Fees          SELLER - GENERAL COMMENT GENERAL COMMENT                        No         TNR Testing Not
                                                                                                                       contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement   (2019-07-30): The XXXX   (2019-07-30): The XXXX                            Required
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  Federal Compliance - Notice of Right to Cancel Missing                 outlines the fees and    Initial Disclosure
                                                                                                                       Final Title.                                                                              fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     Federal Compliance - Property Type Not Provided                        charges are all paid by  outlines the fees and
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Federal Compliance - Disbursement Date Missing                         the Bank including all   charges are all paid by
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - TILA HELOC - Important Terms Disclosure Not       closing cost on lines up the Bank including all
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Provided Timely                                                        to $500,000.             closing cost on lines up
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                            to $500,000.
                                                                                                                                                                                                                 disclosure requirements.                                                         General Appraisal Requirements - Due to lack of appraised value,       Please note that on page
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   compliance tests requiring an LTV were run off an assumed value of a   #4 of the "XXXX" states  Please note that on page
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date contract sales price or original loan amount, whichever applies.       that initial index is    #4 of the "XXXX
                                                                                                                                                                                                                 of 05/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Federal HELOC Itemization of Final Costs and Fees 5.75% plus margin of     Agreement and
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Not Provided                                                           0.00%, which equates to  Disclosure" states that
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan                                                                            an initial rate of       initial index is 5.75%
                                                                                                                                                                                                                 Application Date.                                                                                                                                       5.75%. Accordingly, the  plus margin of 0.00%,
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided                                                                           "XXXX" also indicates    which equates to an
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing                                                                          the APR at 5.75%, which  initial rate of 5.75%.
                                                                                                                                                                                                                 Initial Loan Application Date.                                                                                                                          is the same as the       Accordingly, the "XXXX
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence                                                                          initial rate.  This      Agreement and
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an                                                                                confirms that there were Disclosure" also
                                                                                                                                                                                                                 application date of 04/XX/2005 which is X months prior to consummation.  A                                                                              no other fees/costs at   indicates the APR at
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used                                                                        account opening.         5.75%, which is the same
                                                                                                                                                                                                                 for testing was 11/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees                                                                        Otherwise, APR would be  as the initial rate.
                                                                                                                                                                                                                 were used in testing.                                                                                                                                   higher than 5.75%.  In   This confirms that there
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property                                                                            addition, page 4 of the  were no other fees/costs
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal                                                                         "XXXX Agreement and      at account opening.
                                                                                                                                                                                                                 testing may be impacted.                                                                                                                                Disclosure" specifically Otherwise, APR would be
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending                                                                            states" The ANNUAL       higher than 5.75%.  In
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.                                                                                                        PERCENTAGE RATE includes addition, page 4 of the
                                                                                                                                                                                                                                                                                                                                                                         only interest and no     "XXX Agreement and
                                                                                                                                                                                                                                                                                                                                                                         other costs."  As such,  Disclosure" specifically
                                                                                                                                                                                                                                                                                                                                                                         there were no fees or    states" The ANNUAL
                                                                                                                                                                                                                                                                                                                                                                         costs to the subject     PERCENTAGE RATE includes
                                                                                                                                                                                                                                                                                                                                                                         loan.                    only interest and no
                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL       other costs."  As such,
                                                                                                                                                                                                                                                                                                                                                                         COMMENT (2019-07-30):    there were no fees or
                                                                                                                                                                                                                                                                                                                                                                         Disclosure of costs and  costs to the subject
                                                                                                                                                                                                                                                                                                                                                                         fees not provided. Need  loan.
                                                                                                                                                                                                                                                                                                                                                                         either Closing
                                                                                                                                                                                                                                                                                                                                                                         Instructions with signed
                                                                                                                                                                                                                                                                                                                                                                         Disbursement
                                                                                                                                                                                                                                                                                                                                                                         Authorization or
                                                                                                                                                                                                                                                                                                                                                                         Important Terms
                                                                                                                                                                                                                                                                                                                                                                         Disclosure for subject
                                                                                                                                                                                                                                                                                                                                                                         loan. Exception remains.
                                                                                                                                                                                                                                                                                                                                                                         The XXXX Initial
                                                                                                                                                                                                                                                                                                                                                                         Disclosure Statement in
                                                                                                                                                                                                                                                                                                                                                                         th file is not for the
                                                                                                                                                                                                                                                                                                                                                                         subject transaction/loan
                                                                                                                                                                                                                                                                                                                                                                         number.
                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                         COMMENT (2019-09-17):
                                                                                                                                                                                                                                                                                                                                                                         The issue cited has
                                                                                                                                                                                                                                                                                                                                                                         either been resolved or
                                                                                                                                                                                                                                                                                                                                                                         was determined to not be
                                                                                                                                                                                                                                                                                                                                                                         an exception as noted.
                                                                                                                                                                                                                                                                                                                                                                         Please refer to page #4
                                                                                                                                                                                                                                                                                                                                                                         of the XXXX AGREEMENT
                                                                                                                                                                                                                                                                                                                                                                         AND DISCLOSURE STATEMENT
                                                                                                                                                                                                                                                                                                                                                                         which states that
                                                                                                                                                                                                                                                                                                                                                                         initial index is 5.75%
                                                                                                                                                                                                                                                                                                                                                                         (and no margin). This
                                                                                                                                                                                                                                                                                                                                                                         equates to an initial
                                                                                                                                                                                                                                                                                                                                                                         rate of 5.75%. The XXXX
                                                                                                                                                                                                                                                                                                                                                                         AGREEMENT AND DISCLOSURE
                                                                                                                                                                                                                                                                                                                                                                         STATEMENT also states
                                                                                                                                                                                                                                                                                                                                                                         that APR is 5.75%, which
                                                                                                                                                                                                                                                                                                                                                                         is the same as the
                                                                                                                                                                                                                                                                                                                                                                         initial rate. This means
                                                                                                                                                                                                                                                                                                                                                                         that there were no other
                                                                                                                                                                                                                                                                                                                                                                         fees/costs at account
                                                                                                                                                                                                                                                                                                                                                                         opening. Otherwise, APR
                                                                                                                                                                                                                                                                                                                                                                         would be higher than
                                                                                                                                                                                                                                                                                                                                                                         5.75%. In addition, the
                                                                                                                                                                                                                                                                                                                                                                         XXXX AGREEMENT AND
                                                                                                                                                                                                                                                                                                                                                                         DISCLOSURE STATEMENT
                                                                                                                                                                                                                                                                                                                                                                         also states "The ANNUAL
                                                                                                                                                                                                                                                                                                                                                                         PERCENTAGE RATE includes
                                                                                                                                                                                                                                                                                                                                                                         only interest and no
                                                                                                                                                                                                                                                                                                                                                                         other costs."  As such,
                                                                                                                                                                                                                                                                                                                                                                         there were no fees/costs
                                                                                                                                                                                                                                                                                                                                                                         to itemize or to
                                                                                                                                                                                                                                                                                                                                                                         disclose. Supporting
                                                                                                                                                                                                                                                                                                                                                                         documents have been
                                                                                                                                                                                                                                                                                                                                                                         uploaded as XXXX.
                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                         COMMENT (2019-09-17):
                                                                                                                                                                                                                                                                                                                                                                         Disclosure of costs and
                                                                                                                                                                                                                                                                                                                                                                         fees not provided. Need
                                                                                                                                                                                                                                                                                                                                                                         either Closing
                                                                                                                                                                                                                                                                                                                                                                         Instructions with signed
                                                                                                                                                                                                                                                                                                                                                                         Disbursement
                                                                                                                                                                                                                                                                                                                                                                         Authorization or
                                                                                                                                                                                                                                                                                                                                                                         Important Terms
                                                                                                                                                                                                                                                                                                                                                                         Disclosure for subject
                                                                                                                                                                                                                                                                                                                                                                         loan. Exception remains.
5245771391 XXXXXXXXXX XXXXXXXXXX NE    1/XX/2014  12/XX/2013   Primary    Refinance Cash-out -          [C]            No                            D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                            Yes        TR
                                                                          Other                         Application /  documentation                                                                             Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                     Indeterminable
                                                                                                        Processing -   provided.                                                                                 Account Opening not in file. Unable to validate accuracy of and compliance with  Application
                                                                                                        FEMA Disaster  This is a                                                                                 fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        Issue:         modified                                                                                  perform compliance points and fees tests.                                        Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                        Property is    HELOC.                                                                                    [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Consummation
                                                                                                        located in a   Unable to                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        FEMA Disaster  determine lien                                                                            practicable time after using credit score.                                       same lender refi
                                                                                                        area and has   position of                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                        not been       subject loan.                                                                             to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                        inspected.:                                                                                              Application Date.                                                                Provided Timely
                                                                                                        Disaster Name:                                                                                           [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                        ___                                                                                                      Timely: Unable to determine compliance with timing requirements due to missing   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                        Disaster                                                                                                 Initial Loan Application Date.                                                   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        Declaration                                                                                              [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   contract sales price or original loan amount, whichever applies.
                                                                                                        Date: ___                                                                                                of application date located in file.  Compliance tests were run using an         Application / Processing - Missing Document: Missing Lender's Initial
                                                                                                        Disaster End                                                                                             application date of 12/XX/2013 which is X months prior to consummation.  A       1003
                                                                                                        Date:  ___                                                                                               lookback was performed to determine this application date.   The final date used Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                        [C] Income                                                                                               for testing was 07/XX/2013.  Due to missing HUD-1 or Closing Disclosure, no fees Not Provided
                                                                                                        Documentation                                                                                            were used in testing.
                                                                                                        - Income Docs                                                                                            [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                        Missing::                                                                                                lender refi: Original Lender was not able to be determined. Unable to determine
                                                                                                        Borrower: XXXX                                                                                           if correct TILA rescission form was used.
                                                                                                        [C] Income                                                                                               [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        Documentation                                                                                            Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                        - Income Docs                                                                                            determine compliance with timing requirements due to missing Initial Loan
                                                                                                        Missing::                                                                                                Application Date.
                                                                                                        Borrower: XXXX                                                                                           [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                        [B] Income                                                                                               Consummation: Truth in Lending Act: HELOC Agreement was not provided to the
                                                                                                        Documentation                                                                                            borrower by closing.
                                                                                                        - Employment
                                                                                                        Error:
                                                                                                        Employment job
                                                                                                        title not
                                                                                                        provided.:
                                                                                                        Borrower:  //
                                                                                                        Employment
                                                                                                        Type:
                                                                                                        Employment /
                                                                                                        Income Type:
                                                                                                        Wages / Start
                                                                                                        Date: <empty>,
                                                                                                        Borrower:  //
                                                                                                        Employment
                                                                                                        Type:
                                                                                                        Employment /
                                                                                                        Income Type:
                                                                                                        Wages / Start
                                                                                                        Date: <empty>,
                                                                                                        Borrower: Sara
                                                                                                        Schroeder //
                                                                                                        Employment
                                                                                                        Type:
                                                                                                        Employment /
                                                                                                        Income Type:
                                                                                                        Wages / Start
                                                                                                        Date: <empty>
                                                                                                        [B] Income
                                                                                                        Documentation
                                                                                                        - Employment
                                                                                                        Error:
                                                                                                        Employment job
                                                                                                        title not
                                                                                                        provided.:
                                                                                                        Borrower:  //
                                                                                                        Employment
                                                                                                        Type:
                                                                                                        Employment /
                                                                                                        Income Type:
                                                                                                        Wages / Start
                                                                                                        Date: <empty>
                                                                                                        [B] Income
                                                                                                        Documentation
                                                                                                        - Employment
                                                                                                        Error:
                                                                                                        Employment
                                                                                                        start date not
                                                                                                        provided.:
                                                                                                        Borrower:  //
                                                                                                        Employment
                                                                                                        Type:
                                                                                                        Employment /
                                                                                                        Income Type:
                                                                                                        Wages / Start
                                                                                                        Date: <empty>,
                                                                                                        Borrower: //
                                                                                                        Employment
                                                                                                        Type:
                                                                                                        Employment /
                                                                                                        Income Type:
                                                                                                        Wages / Start
                                                                                                        Date: <empty>,
                                                                                                        Borrower: //
                                                                                                        Employment
                                                                                                        Type:
                                                                                                        Employment /
                                                                                                        Income Type:
                                                                                                        Wages / Start
                                                                                                        Date: <empty>
                                                                                                        [B] Income
                                                                                                        Documentation
                                                                                                        - Employment
                                                                                                        Error:
                                                                                                        Employment
                                                                                                        start date not
                                                                                                        provided.:
                                                                                                        Borrower:  //
                                                                                                        Employment
                                                                                                        Type:
                                                                                                        Employment /
                                                                                                        Income Type:
                                                                                                        Wages / Start
                                                                                                        Date: <empty>
                                                                                                        [B] Income
                                                                                                        Documentation
                                                                                                        - Employment
                                                                                                        Error:
                                                                                                        Employment
                                                                                                        years in field
                                                                                                        not provided.:
                                                                                                        Borrower:  //
                                                                                                        Employment
                                                                                                        Type:
                                                                                                        Employment /
                                                                                                        Income Type:
                                                                                                        Wages / Start
                                                                                                        Date: <empty>,
                                                                                                        Borrower:  //
                                                                                                        Employment
                                                                                                        Type:
                                                                                                        Employment /
                                                                                                        Income Type:
                                                                                                        Wages / Start
                                                                                                        Date: <empty>,
                                                                                                        Borrower:  //
                                                                                                        Employment
                                                                                                        Type:
                                                                                                        Employment /
                                                                                                        Income Type:
                                                                                                        Wages / Start
                                                                                                        Date: <empty>
                                                                                                        [B] Income
                                                                                                        Documentation
                                                                                                        - Employment
                                                                                                        Error:
                                                                                                        Employment
                                                                                                        years in field
                                                                                                        not provided.:
                                                                                                        Borrower:  //
                                                                                                        Employment
                                                                                                        Type:
                                                                                                        Employment /
                                                                                                        Income Type:
                                                                                                        Wages / Start
                                                                                                        Date: <empty>
5243642801 XXXXXXXXXX XXXXXXXXXX NM    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 03/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Unable to determine if loan is a lookback was performed to determine this application date.  The final date used  same lender refi
                                                                                                                                                                                                                 for testing was 09/XX/2006.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
5243454686 XXXXXXXXXX XXXXXXXXXX TX    6/XX/2007  6/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
5241607449 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Right of Rescission Timing - Receipt Date Missing                                                                            Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    State Compliance - New Jersey Prepayment Penalty
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 01/XX/2005 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 for testing was 08/XX/2004.                                                      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Penalty:  No prepayment penalties are permissible in the state of New Jersey;    State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
5237574266 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2006  7/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        State Compliance - New York Prepayment Penalty Junior Lien                                                                                        -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          State Compliance - Maximum late charge for state of NY is 2% for 15
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   days; subject transaction exceeded this by 5% for 15 days
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Prepayment Penalty Junior Lien: New York
                                                                                                                                                                                                                 Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
5237291368 XXXXXXXXXX XXXXXXXXXX NC    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 10/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5236249080 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    same lender refi
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 testing may be impacted.                                                         State Compliance - Grace period min not allowed per state (NJ) - min
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      grace period for NJ is 15 days - note states 10
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
5232522794 XXXXXXXXXX XXXXXXXXXX NV    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
5229769344 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2005  4/XX/2005    Primary    Purchase                                                                   D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Federal Compliance - TIL in file indicated to be final, expected                                                                       Yes        TR
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable      funding date same as disbursement and/or note date but is not signed                                                                              Indeterminable
                                                                                                                                                                                                                 Federal, State or Local compliance testing is unreliable.                        or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date by borrower.
                                                                                                                                                                                                                 of 05/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an         Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 application date of 04/XX/2005 which is X months prior to consummation.  A       Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used Testing
                                                                                                                                                                                                                 for testing was 11/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
5226939432 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            application date of 05/XX/2006 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as          Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note    Transaction Date
                                                                                                                                                                                                                 date used as transaction date for purposes of determining compliance with        State Compliance - Late charge not allowed per state (NY) - max late
                                                                                                                                                                                                                 rescission timing requirements                                                   charge for NY is 2% - note states 4%
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5226089860 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                            Yes        TR
                                                                          Other                                        contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Arrangement Disclosure Missing                                                                                                                    Indeterminable
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Final Title.                                                                              fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  State Compliance - 5% late charge exceeds maximum 2% per state of NY.
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       State Compliance - 10 grace period is less than 15 day minimum per
                                                                                                                                                                                                                 disclosure requirements.                                                         state of NY.
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 of 01/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an         Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 application date of 12/XX/2005 which is X months prior to consummation.  A       Not Provided
                                                                                                                                                                                                                 lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5223865280 XXXXXXXXXX XXXXXXXXXX FL    4/XX/1987  3/XX/1987    UTD        UTD UTD                                                                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - Unable to determine occupancy, compliance                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 of 04/XX/1987 used as disbursement date for compliance testing.                  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 03/XX/1987 which is X months prior to consummation.  A       Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date. Due to missing HUD-1  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 or Closing Disclosure, no fees were used in testing.                             Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5222068834 XXXXXXXXXX XXXXXXXXXX CT    5/XX/2008  3/XX/2008    Primary    Purchase                                                                   D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                 Yes        TR
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable      Federal Compliance - RESPA Disclosure -  Missing Signature on                                                                                     Indeterminable
                                                                                                                                                                                                                 Federal, State or Local compliance testing is unreliable.                        Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - County Name Missing: County from the Security           Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Instrument was not provided.                                                     Federal Compliance - County Name Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Note Date of 05/XX/2008 used as Testing disbursement date for compliance testing.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
5219112817 XXXXXXXXXX XXXXXXXXXX TX    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Right of Rescission Timing - Note Date used as                                                                               -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Transaction Date
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Closing / Title - Notary date incomplete, does not include day,
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         estimated consummation date used for testing purposes.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as          State Compliance - Texas Interest Rate <= 10% Late Charge Percent
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note    Testing
                                                                                                                                                                                                                 date used as transaction date for purposes of determining compliance with        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 rescission timing requirements                                                   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] State Compliance - Texas Interest Rate <= 10% Late Charge Percent Testing:   Application
                                                                                                                                                                                                                 Unable to determine if late charge exceeds state maximum due to missing          Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 information.                                                                     Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004.
5219105265 XXXXXXXXXX XXXXXXXXXX AZ    5/XX/2007  4/XX/2007    Primary    Refinance UTD                                                              B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Business Days From Transaction Date
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Application
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Provided Timely
                                                                                                                                                                                                                 for testing was 11/XX/2006.                                                      Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    General Appraisal Requirements - Due to lack of appraised value, lender refi: Original Lender was not able to be determined. Unable to determine  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
5218151901 XXXXXXXXXX XXXXXXXXXX MA    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    State Compliance - Massachusetts Home Loan - Borrower's Interest                                                                                  -
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Tangible Net Benefit Worksheet Not in File file of document or worksheet indicating how the lender determined that the home Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 loan is in the borrower's interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
5216767687 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Federal Compliance - Property Type Not Provided
                                                                                                                       Preliminary or                                                                            of account opening.                                                              Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Provided Timely
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Provided Timely
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5214639996 XXXXXXXXXX XXXXXXXXXX KY    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
5212777867 XXXXXXXXXX XXXXXXXXXX UT    10/XX/2008 9/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    State Compliance - PPP Expired. Prepayment charge not allowed per                                                                                 -
                                                                          Other                                                                                                                                  lender refi: Original Lender was not able to be determined. Unable to determine  state (UT) - Max Prepayment charge for UT 2nd lien ARM loans is None -
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        note states $350.00.  Lender is XXXX.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] State Compliance - Utah Prepayment Penalty Testing: Utah Prepayment Penalty: same lender refi
                                                                                                                                                                                                                 Prepayment penalty not permissible on a junior lien loan under the Consumer
                                                                                                                                                                                                                 Credit Code.
5212467500 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          [B] Closing /  File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                         Title -        contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                        Security       preliminary or                                                                            application date of 10/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                        Instrument is  final title.                                                                              lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        not on a                                                                                                 for testing was 05/XX/2006.
                                                                                                        FNMA/FHLMC                                                                                               [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                        form and does                                                                                            Act: Notice of Right to Cancel was not provided.
                                                                                                        not contain                                                                                              [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                        the following
                                                                                                        clauses:: ___
5209410525 XXXXXXXXXX XXXXXXXXXX SC    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            required parties
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Consummation
                                                                                                                                                                                                                 for testing was 10/XX/2006.                                                      Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Transaction Date
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Disclosure Not Provided)
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Application
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as          Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
5206769096 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 for testing was 11/XX/2006.                                                      same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
5201250819 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8                                                                             -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Business Days From Transaction Date
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 for testing was 09/XX/2006.                                                      Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used
                                                                                                                                                                                                                 on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
5189699335 XXXXXXXXXX XXXXXXXXXX TX    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                                                        A           A           A           A           A                                                                                                                                                                                                                                              -
5184856541 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA     Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Credit Score Disclosure was provided due to missing information.                 Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
5183847315 XXXXXXXXXX XXXXXXXXXX MA    8/XX/2007  7/XX/2007    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all                                                                              -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          required parties
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - FACTA Disclosure Missing
                                                                                                                       Final Title.                                                                              application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Application
                                                                                                                                                                                                                 for testing was 07/XX/2007.                                                      Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
5183251409 XXXXXXXXXX XXXXXXXXXX UT    8/XX/2006  7/XX/2006    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                       contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            application date of 07/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5182967007 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.                       Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5181177448 XXXXXXXXXX XXXXXXXXXX VA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
5179507554 XXXXXXXXXX XXXXXXXXXX MI    2/XX/2007  1/XX/2007    Primary    Construction-Permanent                                                     B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        State Compliance - Michigan Consumer Mortgage Protection Act                                                                                      -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          (Counseling Agencies List)
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill  State Compliance - Michigan Consumer Caution and Home Ownership
                                                                                                                                                                                                                 of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:   Counseling Notice Not Provided
                                                                                                                                                                                                                 Borrower Bill of Rights disclosure not provided to borrower.                     State Compliance - Michigan Consumer Mortgage Protection Act (Borrower
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling   Bill of Rights Disclosure Not Provided)
                                                                                                                                                                                                                 Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Caution and Home Ownership Counseling Notice not provided to borrower.           Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling
                                                                                                                                                                                                                 Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
5178911136 XXXXXXXXXX XXXXXXXXXX MD    1/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
5177475296 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2007 10/XX/2007   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
5177181584 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 07/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
5177055099 XXXXXXXXXX XXXXXXXXXX MN    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 11/XX/2007 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Business Days From Transaction Date
                                                                                                                                                                                                                 [B] State Compliance - Minnesota Residential Mortgage Originator and Servicer    State Compliance - Minnesota Residential Mortgage Originator and
                                                                                                                                                                                                                 Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage    Servicer Licensing Act (Ability to Repay not Verified)
                                                                                                                                                                                                                 Originator and Servicer Licensing Act Borrower's ability to repay not verified   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 with reliable documentation.                                                     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date of 10/XX/2007 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
5176355588 XXXXXXXXXX XXXXXXXXXX TX    3/XX/2006  2/XX/2006    Primary    Refinance Rate/Term                                                        D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Federal Compliance - Missing Initial Loan Application Test                                                                             Yes        TR HUD
                                                                                                                                                                                                                 For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  Federal Compliance - Federal FACTA Disclosure Timing Test                                                                                         Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.                           Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped
                                                                                                                                                                                                                 [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Used For Fee Testing
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was
                                                                                                                                                                                                                 01/XX/2006.
5175512010 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 01/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
5175143249 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2007  6/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
5174732116 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.
                                                                                                                       Final Title.
5172732910 XXXXXXXXXX XXXXXXXXXX MA    1/XX/2013  12/XX/2012   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Property Type Not Provided                                                                                                   -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without
                                                                                                                                                                                                                 of 01/XX/2013 used as disbursement date for compliance testing.                  Cure
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home Required Parties
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      Business Days From Transaction Date
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Mortgage Lender and Broker Regulation       Federal Compliance - TIL-MDIA - Initial TIL Missing
                                                                                                                                                                                                                 (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker        State Compliance - Massachusetts Mortgage Lender and Broker Regulation
                                                                                                                                                                                                                 Regulation:  File does not contain evidence that analysis of borrower's ability  (Ability to Repay not Verified)
                                                                                                                                                                                                                 to repay was performed based on verified income, obligations, assets, and/or     State Compliance - Massachusetts Late Charge Percent Testing
                                                                                                                                                                                                                 employment using PITI payment based on fully indexed rate and fully amortizing   State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 payment, if applicable                                                           Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 12/XX/2012 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - RESPA -  Initial GFE Not Provided Within 3
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Business Days of Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Date Less than 10 Days
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Cure
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Cure
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.   same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 801) Without Cure:    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 cure provided.                                                                   Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 802) Without Cure:    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 cure provided.                                                                   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA (2010) - 0% Tolerance (Line 803) Without Cure:
                                                                                                                                                                                                                 RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date
                                                                                                                                                                                                                 Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business
                                                                                                                                                                                                                 Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2013, prior to three (3) business days from transaction date of 01/XX/2013.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act
                                                                                                                                                                                                                 (Early TIL Disclosure): Initial TIL was not provided to the borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5166961169 XXXXXXXXXX XXXXXXXXXX MA    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   State Compliance - 10 day grace period less than 15 day minimum per                                                                               -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date state (MA)
                                                                                                                       Preliminary or                                                                            of 04/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Final Title.                                                                              [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    same lender refi
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  General Appraisal Requirements - Due to lack of appraised value, file of document or worksheet indicating how the lender determined that the home compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Note grace period less than minimum per state.                                   Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 application date of 03/XX/2008 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
5164120415 XXXXXXXXXX XXXXXXXXXX IL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Missing Initial Loan Application No Fees          REVIEWER - GENERAL                                              No         TNR Testing Not
                                                                          Other                                        contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   General Appraisal Requirements - Due to lack of appraised value,       COMMENT (2019-09-17):                                                      Required
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  compliance tests requiring an LTV were run off an assumed value of a   The issue cited has
                                                                                                                       Final Title.                                                                              fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     contract sales price or original loan amount, whichever applies.       either been resolved or
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Federal Compliance - Notice of Right to Cancel Missing                 was determined to not be
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - Disbursement Date Missing                         an exception as noted.
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement   Please refer to page #4
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       Federal Compliance - Federal HELOC Itemization of Final Costs and Fees of the "XXXX Agreement
                                                                                                                                                                                                                 disclosure requirements.                                                         Not Provided                                                           and Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:                                                                          Statement" which states
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date                                                                        that initial index is
                                                                                                                                                                                                                 of 02/XX/2007 used as disbursement date for compliance testing.                                                                                         8.25% and margin is
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence                                                                          -.0510%.  This equates
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an                                                                                to an initial rate of
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation.  A                                                                              7.74%.  The "XXXX
                                                                                                                                                                                                                 lookback was performed to determine this application date. Due to missing HUD-1                                                                         Agreement Disclosure
                                                                                                                                                                                                                 or Closing Disclosure, no fees were used in testing.                                                                                                    Statement" also states
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending                                                                            that APR is 7.74%, which
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.                                                                                                        is the same as the
                                                                                                                                                                                                                                                                                                                                                                         initial rate.  This
                                                                                                                                                                                                                                                                                                                                                                         means that there were no
                                                                                                                                                                                                                                                                                                                                                                         other fees/costs at
                                                                                                                                                                                                                                                                                                                                                                         account opening.
                                                                                                                                                                                                                                                                                                                                                                         Otherwise, APR would be
                                                                                                                                                                                                                                                                                                                                                                         higher than 7.74%.  In
                                                                                                                                                                                                                                                                                                                                                                         addition, the "XXX
                                                                                                                                                                                                                                                                                                                                                                         Agreement Disclosure
                                                                                                                                                                                                                                                                                                                                                                         Statement" also states
                                                                                                                                                                                                                                                                                                                                                                         "The ANNUAL PERCENTAGE
                                                                                                                                                                                                                                                                                                                                                                         RATE includes only
                                                                                                                                                                                                                                                                                                                                                                         interest and no other
                                                                                                                                                                                                                                                                                                                                                                         costs."   As such, there
                                                                                                                                                                                                                                                                                                                                                                         were no fees/costs to
                                                                                                                                                                                                                                                                                                                                                                         itemize or to disclose.
                                                                                                                                                                                                                                                                                                                                                                         Supporting documents
                                                                                                                                                                                                                                                                                                                                                                         have been uploaded as
                                                                                                                                                                                                                                                                                                                                                                         XXXX.
                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                         COMMENT (2019-09-17):
                                                                                                                                                                                                                                                                                                                                                                         Disclosure of costs and
                                                                                                                                                                                                                                                                                                                                                                         fees not provided. Need
                                                                                                                                                                                                                                                                                                                                                                         either Closing
                                                                                                                                                                                                                                                                                                                                                                         Instructions with signed
                                                                                                                                                                                                                                                                                                                                                                         Disbursement
                                                                                                                                                                                                                                                                                                                                                                         Authorization or
                                                                                                                                                                                                                                                                                                                                                                         Important Terms
                                                                                                                                                                                                                                                                                                                                                                         Disclosure for subject
                                                                                                                                                                                                                                                                                                                                                                         loan. Exception remains.
5161994292 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date by borrower.
                                                                                                                       Preliminary or                                                                            of 03/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 for testing was 09/XX/2006.                                                      Application
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 exceeds maximum per state.                                                       same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    General Appraisal Requirements - Due to lack of appraised value, lender refi: Original Lender was not able to be determined. Unable to determine  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Under-disclosure is payment stream related.
                                                                                                                                                                                                                 missing information.                                                             Discrepancy is caused by the calculation of payments versus reflection
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      of payments within the Final TIL.
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 timing requirements.                                                             State Compliance - 4% late charge exceeds the 2% maximum late charge
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      allowed for junior liens per state (NY).
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
5160035454 XXXXXXXXXX XXXXXXXXXX OK    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
5159534419 XXXXXXXXXX XXXXXXXXXX MA    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  State Compliance - Massachusetts Home Loan - Borrower's Interest                                                                                  -
                                                                          Other                                                                                                                                  Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Application file of document or worksheet indicating how the lender determined that the home Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 loan is in the borrower's interest.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
5157743940 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        State Compliance - PPP Expired. Prepayment charge not allowed per                                                                                 -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          state {NJ) - max prepayment charge for NJ ARM loan is **0%- note
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   states $500 during the first 36 months. Lender is XXXX.
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act
                                                                                                                                                                                                                 (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. **A mortgagor shall have the right, during any 6 month period
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing    beginning with the date of the mortgage loan, to pay, without charge
                                                                                                                                                                                                                 [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment      or penalty, an additional sum of $50.00, or multiples thereof, on
                                                                                                                                                                                                                 Penalty:  No prepayment penalties are permissible in the state of New Jersey;    account of the principal amount owing on a mortgage loan, provided however Note or Prepay Addendum provides specific language that prepay will not  that the additional sums so paid and the principal payments required
                                                                                                                                                                                                                 exceed maximum permitted by applicable law.                                      to be made by the terms of such mortgage loan during such 6 month period do not together exceed in any such 6 month period 33 1/3% of the face amount of such mortgage loan. The right to make additional payments as provided by this section shall not be cumulative, and to the extent that it is not exercised during any 6-month period, shall lapse.
                                                                                                                                                                                                                                                                                                  Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing
5150843863 XXXXXXXXXX XXXXXXXXXX IN    5/XX/2007  5/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
5149252379 XXXXXXXXXX XXXXXXXXXX MI    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill  Federal Compliance - Unable to determine under disclosure due to                                                                                  -
                                                                          Debt Consolidation                                                                                                                     of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:   missing itemization of amount financed.
                                                                                                                                                                                                                 Borrower Bill of Rights disclosure not provided to borrower.                     Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling   State Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                                                                                                                                 Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer        (Counseling Agencies List)
                                                                                                                                                                                                                 Caution and Home Ownership Counseling Notice not provided to borrower.           State Compliance - Michigan Consumer Caution and Home Ownership
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling     Counseling Notice Not Provided
                                                                                                                                                                                                                 Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved State Compliance - Michigan Consumer Mortgage Protection Act (Borrower
                                                                                                                                                                                                                 credit counseling agencies not provided to borrower.                             Bill of Rights Disclosure Not Provided)
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
5142678756 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2007 11/XX/2007   Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   or
                                                                                                                       Final Title.                                                                              application date located in file.  Compliance tests were run using an            dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 application date of 11/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 for testing was 10/XX/2007.                                                      Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         by borrower.
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
5140693063 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Preliminary or                                                                            of 09/XX/2006 used as disbursement date for compliance testing.                  Provided Timely
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Application Date.                                                                compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5138488864 XXXXXXXXXX XXXXXXXXXX NC    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                          Other                                        contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          by borrower.
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Final Title.                                                                              application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 for testing was 06/XX/2006.                                                      funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.                                 Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
5135557893 XXXXXXXXXX XXXXXXXXXX IN    7/XX/2007  6/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] State Compliance - Indiana Late Charge Amount Testing: Note late charge      or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 exceeds maximum per state.                                                       State Compliance - late fee of 5% ($17.70) is within maximum of $19.00
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      per state (IN)
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         Application
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 by closing.
5128068497 XXXXXXXXXX XXXXXXXXXX WA    2/XX/2007  12/XX/2006   Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
5125907013 XXXXXXXXXX XXXXXXXXXX GA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Missing
                                                                                                                       Preliminary or                                                                            of 04/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA - Final TIL Missing
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 for testing was 10/XX/2006.                                                      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 testing may be impacted.                                                         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5125702342 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                                                       C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              Late Charge
                                                                          Other                                                                                                                                  Mortgage loan contains an impermissible late charge of greater than 5.0% or a    same lender refi
                                                                                                                                                                                                                 grace period less than 15 days.                                                  Federal Compliance - Under disclosure is due to a variance in the TIL
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   payment stream and the calculated payment stream caused by simple
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date interest.
                                                                                                                                                                                                                 of 12/XX/2004 used as disbursement date for compliance testing.                  State Compliance - PPP expired - Prepayment penalty not allowed per
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   state (NJ) - max prepayment penalty is 0%.  - Note indicates $250 in
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            first 12 months.  Lender is XXXX
                                                                                                                                                                                                                 application date of 11/XX/2004 which is X months prior to consummation. A        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Business Days From Transaction Date
                                                                                                                                                                                                                 [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Penalty:  No prepayment penalties are permissible in the state of New Jersey.    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Miscellaneous Compliance - (Doc Error) Initial GFE not provided lender refi: Original Lender was not able to be determined. Unable to determine  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004.
5124563964 XXXXXXXXXX XXXXXXXXXX TX    11/XX/2006 10/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
5123692405 XXXXXXXXXX XXXXXXXXXX SC    7/XX/2006  5/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        State Compliance - South Carolina Home Loan (Complaint Agency                                                                                     -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Disclosure Not Provided)
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
5122981486 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                          -
                                                                          Other                                                                                                                                  Act (HELOC): HELOC Brochure not provided to borrower.
5122467967 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Notice of Right to Cancel Missing                                                                                 Yes        TR
                                                                          Other                                        contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   State Compliance - Unable to determine if late charge exceeds state                                                                               Indeterminable
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  maximum due to  missing information.
                                                                                                                       Final Title.                                                                              fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     State Compliance - 10 days grace period is less than the 15 days
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        minimum per state of NY..
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 disclosure requirements.                                                         Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 11/XX/2005 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an         Not Provided
                                                                                                                                                                                                                 application date of 10/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5122162964 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 08/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
5119178770 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date State Compliance - 5% late charge exceeds 2% maximum per state (NY).
                                                                                                                       Preliminary or                                                                            of 11/XX/2006 used as disbursement date for compliance testing.                  State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   state (NY).
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 period less than minimum per state.                                              contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5118994274 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /  File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                         Title -        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        Security       Preliminary or                                                                            of 06/XX/2007 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                        Instrument is  Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TIL in file indicated to be final, expected
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            funding date same as disbursement and/or note date but is not signed
                                                                                                        FNMA/FHLMC                                                                                               application date of 05/XX/2007 which is X months prior to consummation. A        or dated by borrower so cannot confirm that borrower received.
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                        not contain                                                                                              for testing was 12/XX/2006.                                                      Prior or equal to Disbursement Date
                                                                                                        the following                                                                                            [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        clauses:: ___                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Required Parties
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Business Days From Transaction Date
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Application
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     same lender refi
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
5114953844 XXXXXXXXXX XXXXXXXXXX CO    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
5111291622 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
5107973312 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 05/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5107394198 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2003  4/XX/2003    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: State Compliance - PPP Expired - Lender N.A.                                                                                                      -
                                                                          Other                                        contain either                                                                            Unable to determine if late charge exceeds state maximum due to missing          State Compliance - 6% late charge confirms 6% maximum for state of CA.
                                                                                                                       Preliminary or                                                                            information.                                                                     Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 05/XX/2003 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 04/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2002.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5104890440 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 08/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Application Date.                                                                contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        same lender refi
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 for testing was 02/XX/2007.                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Provided Timely
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
5103436015 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2004 11/XX/2004   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                                                                                                                                                                 (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. State Compliance - 5% late charge excess maximu of 2% per state - NY.
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5098996177 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2005  6/XX/2005    UTD        UTD UTD                                      File does not                 D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: General Appraisal Requirements - Due to lack of appraised value,                                                                       UTD        Indeterminable
                                                                                                                       contain either                                                                            Missing Final HUD-1.  No document containing fees provided.  Any applicable      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            Federal, State or Local compliance testing is unreliable.                        contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 of 07/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an         Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 06/XX/2005 which is X months prior to consummation.  A       Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 for testing was 01/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 were used in testing.                                                            Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Testing
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5092860555 XXXXXXXXXX XXXXXXXXXX TX    7/XX/2007  6/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
5089667875 XXXXXXXXXX XXXXXXXXXX OH    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio         Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                                                                                                                  Prepayment Penalty:  Loan contains an impermissible prepayment penalty which     Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 allows for a prepayment penalty on a refinance by the same lender. (applies only Consummation
                                                                                                                                                                                                                 to Second Mortgage Loan Act registrants)                                         State Compliance - Ohio Consumer Sales Practices Act (No Documentation
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of     of Tangible Net Benefit Analysis)
                                                                                                                                                                                                                 Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio State Compliance - Ohio Consumer Sales Practices Act (Closing
                                                                                                                                                                                                                 Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan   Disclosure Not Provided)
                                                                                                                                                                                                                 Information Document not retained by lender.                                     State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not of Receipt of Home Mortgage Loan Information Document Not Retained by
                                                                                                                                                                                                                 Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the      Lender)
                                                                                                                                                                                                                 required Closing Disclosure.                                                     State Compliance - Ohio Alternate Prepayment Penalty SMLA Test
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of    Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage     Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
5089480778 XXXXXXXXXX XXXXXXXXXX TX    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure -  Missing Signature on                                                                                     -
                                                                                                        Title -                                                                                                  Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Affiliated Business Arrangement Disclosure
                                                                                                        Security                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - TIL in file indicated to be final, expected
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      funding date same as disbursement and/or note date but is not signed
                                                                                                        not on a                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission or dated by borrower so cannot confirm that borrower received.
                                                                                                        FNMA/FHLMC                                                                                               timing requirements.                                                             Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                        form and does                                                                                            [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or Prior or equal to Disbursement Date
                                                                                                        not contain                                                                                              equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of   Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                        the following                                                                                            Right to Cancel occurs prior to expected date(s).                                Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                        clauses:: ___                                                                                            [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         by borrower.
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
5084549859 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2003  5/XX/2003    Primary    UTD UTD                                      File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   State Compliance - New York Late Charge Percent Testing                                                                                           -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Note Date of 06/XX/2003 used as Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            disbursement date for compliance testing.                                        Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Transaction Date
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            State Compliance - 10 day grace period is less than the minimum of 15
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  days per state (NY).
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 05/XX/2003 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 for testing was 12/XX/2002.                                                      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 period less than minimum per state.                                              contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5083812610 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2006  7/XX/2006    Primary    UTD UTD                                                                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA HELOC - Important Terms Disclosure Not                                                                                  -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Provided Timely
                                                                                                                                                                                                                 of 08/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5082749091 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                          -
                                                                          Other                                                                                                                                  Act (HELOC): HELOC Brochure not provided to borrower.
5079566176 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2007  5/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure -  Missing Signature on                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Arrangement Disclosure Missing
                                                                                                                                                                                                                 for testing was 05/XX/2007.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
5079497846 XXXXXXXXXX XXXXXXXXXX VA    10/XX/2007 9/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 10/XX/2007 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
5077373640 XXXXXXXXXX XXXXXXXXXX MA    3/XX/2003  2/XX/2003    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - Unable to determine occupancy, compliance                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date results were generated using a defaulted value of Primary.
                                                                                                                       Preliminary or                                                                            of 03/XX/2003 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 02/XX/2003 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 09/XX/2002.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5077361239 XXXXXXXXXX XXXXXXXXXX CT    4/XX/2006  3/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                              -
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Consummation
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 03/XX/2006 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   required parties
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
5072943807 XXXXXXXXXX XXXXXXXXXX CO    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Prior or equal to Disbursement Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 for testing was 06/XX/2007.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5072510850 XXXXXXXXXX XXXXXXXXXX VA    12/XX/2004 11/XX/2004   UTD        Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Missing Initial Loan Application No Fees                                                                          No         TNR Testing Not
                                                                          Other                                        contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Federal Compliance - Disbursement Date Missing                                                                                                    Required
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                       Final Title.                                                                              fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Provided Timely
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 disclosure requirements.                                                         Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 12/XX/2004 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Not Provided
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is X months prior to consummation.  A
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                 for testing was 06/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5059619886 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 06/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5048512119 XXXXXXXXXX XXXXXXXXXX GA    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 of 11/XX/2006 used as disbursement date for compliance testing.                  Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Non Same Lender Refinance
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Application
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 may impact high cost findings.                                                   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      same lender refi
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 missing information.                                                             compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
5048349468 XXXXXXXXXX XXXXXXXXXX MA    7/XX/2006  6/XX/2006    Primary    Purchase                                                                   B           B           B           B           B                                                                                            Federal Compliance - Missing Initial Loan Application Test                                                                                        -
5047563598 XXXXXXXXXX XXXXXXXXXX CO    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                                                                                                                     Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.                                       Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
5043234884 XXXXXXXXXX XXXXXXXXXX WA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 10/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
5041366746 XXXXXXXXXX XXXXXXXXXX TN    8/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  Act: Notice of Right to Cancel was not provided.                                 Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
5040981931 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            Application Date.                                                                contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        same lender refi
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 11/XX/2006.                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Provided Timely
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
5040826448 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                           contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.                                        Application
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
5039987008 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 of 06/XX/2007 used as disbursement date for compliance testing.                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5034142998 XXXXXXXXXX XXXXXXXXXX VA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
5031283006 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Federal Compliance - Unable to determine under disclosure due to                                                                       Yes        TR
                                                                          Debt Consolidation                           contain either                                                                            Missing Final HUD-1.  No document containing fees provided.  Any applicable      missing the TIL itemization of amount financed.                                                                                                   Indeterminable
                                                                                                                       Preliminary or                                                                            Federal, State or Local compliance testing is unreliable.                        General Appraisal Requirements - Due to lack of appraised value,                                                                                  (UAL State)
                                                                                                                       Final Title.                                                                              [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Mortgage loan contains an impermissible late charge of greater than 5.0% or a    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 grace period less than 15 days.                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 of 06/XX/2004 used as disbursement date for compliance testing.                  State Compliance - New Jersey Prepayment Penalty
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an         State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 application date of 05/XX/2004 which is X months prior to consummation.  A       Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used Testing
                                                                                                                                                                                                                 for testing was 12/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment
                                                                                                                                                                                                                 Penalty:  No prepayment penalties are permissible in the state of New Jersey;
                                                                                                                                                                                                                 however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
5029995654 XXXXXXXXXX XXXXXXXXXX AR    7/XX/2005  6/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 by closing.                                                                      Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
5024489228 XXXXXXXXXX XXXXXXXXXX AR    9/XX/2007  9/XX/2007    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          by borrower.
                                                                                                                       a Preliminary                                                                             [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       or Final                                                                                  Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   funding date same as disbursement and/or note date but is not signed
                                                                                                                       Title.                                                                                    by closing.                                                                      or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
5014910470 XXXXXXXXXX XXXXXXXXXX UT    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - Utah Late Charge Percent and Amount Testing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of X months prior to consummation. A lookback was performed to  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 determine this application date.  The final date used for testing was            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                 [B] State Compliance - Utah Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
5012423758 XXXXXXXXXX XXXXXXXXXX MA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - Massachusetts Borrower's Interest Tangible Net Benefit    Closing / Title - TIL appears to be final but not signed nor initialed                                                                            State - NC
                                                                          Other                                        contain either                                                                            Test: Unable to determine if the loan was refinanced without a tangible net      by borrower.
                                                                                                                       Preliminary or                                                                            benefit to the borrower due to missing information.                              Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 of 06/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Required Parties
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 file of document or worksheet indicating how the lender determined that the home Business Days From Transaction Date
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      State Compliance - 4% late charge exceeds 3% maximum per state (MA)
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Application
                                                                                                                                                                                                                 for testing was 12/XX/2006.                                                      Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        State Compliance - Massachusetts Borrower's Interest Tangible Net
                                                                                                                                                                                                                 Application Date.                                                                Benefit Test
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
5009767787 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                                                                                                  General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                  Federal Compliance - missing document
                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
5009714883 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Right of Rescission Timing - Receipt Date Missing                                                                            -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                       Preliminary or                                                                            application date of 10/XX/2006 which is X months prior to consummation. A        by borrower.
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 for testing was 05/XX/2006.                                                      funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - Disclosed payment on Note of $597.55 does not
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      correspond with the loan amount, loan term, and interest rate on the
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         loan.
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        State Compliance - 4% late charge exceeds 2% maximum per state of NY.
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Application
                                                                                                                                                                                                                 timing requirements.                                                             Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.                                    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
5004187878 XXXXXXXXXX XXXXXXXXXX SC    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                       Preliminary or                                                                            of 06/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Business Days From Transaction Date
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 for testing was 12/XX/2006.                                                      Disclosure Not Provided)
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Consummation
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Loan is Under disclosed due to daily simple
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     interest method of calculation is 30/360 per audit.
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  State Compliance - South Carolina Late Charge Amount Testing
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 missing information.                                                             General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 timing requirements.                                                             Closing / Title - Final TIL is not signed or initialed by the
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not borrowers. Unclear if borrowers received.
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
5003106132 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] State Compliance - Illinois Late Charge Percent Testing: Note late charge    Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     State Compliance - 10% late charge exceeds the 5% maximum per state of
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.                                 IL.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
5002967868 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            of 02/XX/2006 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Closing / Title - IL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            by borrower.
                                                                                                                                                                                                                 application date of 01/XX/2006 which is X months prior to consummation. A        Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Consummation
                                                                                                                                                                                                                 for testing was 08/XX/2005.                                                      Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Required Parties
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 testing may be impacted.                                                         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Application
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   same lender refi
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
5001826310 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Federal Compliance - HELOC Fees Used For Testing                                                                                                  -
                                                                          Other                                                                                                                                  (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement.
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing
4995190775 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Unable to denote the source of the under
                                                                                                                                                                                                                 of 07/XX/2006 used as disbursement date for compliance testing.                  disclosure as the file is missing the Itemization of Amount Financed.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 06/XX/2006 which is X months prior to consummation. A        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.                                    Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4990782755 XXXXXXXXXX XXXXXXXXXX MI    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject  Federal Compliance - FNMA Points and Fees                                                                                                         -
                                                                          Debt Consolidation                                                                                                                     loan of XXX% is in excess of the allowable maximum of the greater of 5.00000% of State Compliance - Michigan Consumer Mortgage Protection Act (Borrower
                                                                                                                                                                                                                 the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on  Bill of Rights Disclosure Not Provided Timely)
                                                                                                                                                                                                                 a Original Loan Amount of $XXXX vs. an allowable total of $XXXX and $1000.00     State Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                                                                                                                                 (2007) (an overage of $XXXX or XXXX%).                                           (Counseling Agencies List)
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill  State Compliance - Michigan Consumer Caution and Home Ownership
                                                                                                                                                                                                                 of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Counseling Notice Not Provided
                                                                                                                                                                                                                 Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of Miscellaneous Compliance - (Doc Error) Initial GFE not provided application.
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling
                                                                                                                                                                                                                 Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer
                                                                                                                                                                                                                 Caution and Home Ownership Counseling Notice not provided to borrower.
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling
                                                                                                                                                                                                                 Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
4988147362 XXXXXXXXXX XXXXXXXXXX WA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 02/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 01/XX/2008 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
4981348230 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 09/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable same lender refi
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Application
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Provided Timely
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 for testing was 03/XX/2007.                                                      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
4980665791 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2007  3/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing                                                                                                     -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
4978379193 XXXXXXXXXX XXXXXXXXXX OR    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
4977407818 XXXXXXXXXX XXXXXXXXXX CO    12/XX/2004 10/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Federal Compliance - Final HUD line 901 interest fee of $414.75 was                                                                               -
                                                                          Debt Consolidation                                                                                                                     (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. not disclosed in HELOC agreement.
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing
4976566590 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                          Other                                        contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably by borrower.
                                                                                                                       Preliminary or                                                                            practicable time after using credit score.                                       Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Application
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 missing information.                                                             contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4973386831 XXXXXXXXXX XXXXXXXXXX OR    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 05/XX/2006 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 for testing was 12/XX/2005.                                                      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
4966192014 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Notice of Right to Cancel Missing                                                                                            Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Federal Compliance - Property Type Not Provided
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 of 05/XX/2006 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - Grace period not allowed per state (NJ) - min grace
                                                                                                                                                                                                                 application date of 04/XX/2006 which is X months prior to consummation. A        period for NJ is 10 days - note states 15 days
                                                                                                                                                                                                                 lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4959855954 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                                                                                                                                 of 03/XX/2008 used as disbursement date for compliance testing.                  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 02/XX/2008 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Required Parties
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - DSI terms of Note result in underdisclosure
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4957556368 XXXXXXXXXX XXXXXXXXXX TX    9/XX/2006  8/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing                                                                                                     -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of X months prior to consummation. A lookback was performed to  Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to
                                                                                                                                                                                                                 determine this application date.  The final date used for testing was            Determine if the prior lien is a Texas 50(a)(6) loan due to missing
                                                                                                                                                                                                                 03/XX/2006.                                                                      information)
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                                                                                                                                 [B] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine
                                                                                                                                                                                                                 if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
4957029946 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Disbursement Date Missing                                                                                                    Late Charge
                                                                          Other                                        include either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Prior or equal to Disbursement Date
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 12/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 11/XX/2005 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    compliance tests requiring an LTV were run off an assumed value of a lender refi: Original Lender was not able to be determined. Unable to determine  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        State Compliance - 10 day grace period with greater of 5% or $10 late
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     charge is outside the parameters of 5% maximum late charge with
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  minimum 15 day grace period on 2nd lien's effective 11/27/2003.
                                                                                                                                                                                                                 testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
4954955178 XXXXXXXXXX XXXXXXXXXX IL    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          [B] Closing /  File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                         Title -        contain either                                                                            application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        Security       Preliminary or                                                                            application date of 12/XX/2006 which is X months prior to consummation. A        Federal Compliance - TILA - Final TIL Missing
                                                                                                        Instrument is  Final Title                                                                               lookback was performed to determine this application date.  The final date used  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                        not on a                                                                                                 for testing was 07/XX/2006.
                                                                                                        FNMA/FHLMC                                                                                               [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                        form and does                                                                                            Act: Notice of Right to Cancel was not provided.
                                                                                                        not contain                                                                                              [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                        the following
                                                                                                        clauses:: ___
4948371334 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2005 11/XX/2005   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
4932090406 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
4922933313 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2006  4/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
4922759471 XXXXXXXXXX XXXXXXXXXX OH    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement                                                                             -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            of Receipt of Home Mortgage Loan Information Document Not Received
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Timely)
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay
                                                                                                                                                                                                                 for testing was 03/XX/2007.                                                      not Verified)
                                                                                                                                                                                                                 [B] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio         State Compliance - Ohio Alternate Prepayment Penalty SMLA Test
                                                                                                                                                                                                                 Prepayment Penalty:  Loan contains an impermissible prepayment penalty which     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 allows for a prepayment penalty on a refinance by the same lender. (applies only Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 to Second Mortgage Loan Act registrants)                                         Application
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of
                                                                                                                                                                                                                 Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
4919352331 XXXXXXXXXX XXXXXXXXXX CT    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Final TIL Finance Charge Under Disclosed                                                                                     -
                                                                          Debt Consolidation                           contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.                                        Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                       Final Title                                                                               [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     by borrower
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission same lender refi
                                                                                                                                                                                                                 timing requirements.                                                             Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated or dated by borrower so cannot confirm that borrower received
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4919091732 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance UTD                                File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Preliminary or                                                                            of 01/XX/2007 used as disbursement date for compliance testing.                  Provided Timely
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Application Date.                                                                compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4918718721 XXXXXXXXXX XXXXXXXXXX MA    4/XX/2007  3/XX/2007    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                       contain either                                                                            Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            signature on Affiliated Business Arrangement Disclosure.                         or dated by borrower so cannot confirm that borrower received
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Federal Compliance - Itemization did not disclose the processing fee
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated of $100 as prepaid finance charges
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.                                    Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 by closing.                                                                      compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                  Closing / Title - TIL appears to be final but not signed nor initialed by borrower
4917099088 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 06/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
4914622711 XXXXXXXXXX XXXXXXXXXX MI    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill  State Compliance - Michigan Consumer Mortgage Protection Act (Borrower                                                                            -
                                                                          Debt Consolidation                                                                                                                     of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Bill of Rights Disclosure Not Provided Timely)
                                                                                                                                                                                                                 Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of State Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                                                                                                                                 application.                                                                     (Counseling Agencies List)
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling   State Compliance - Michigan Consumer Caution and Home Ownership
                                                                                                                                                                                                                 Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer        Counseling Notice Not Provided
                                                                                                                                                                                                                 Caution and Home Ownership Counseling Notice not provided to borrower.
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling
                                                                                                                                                                                                                 Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
4905136989 XXXXXXXXXX XXXXXXXXXX MO    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                         Missing Final                 B           B           B           B           B           [B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject  Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                           and                                                                                       loan of XXX% is in excess of the allowable maximum of the greater of 5.00000% of Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary                                                                               the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on  Application
                                                                                                                       Title                                                                                     a Original Loan Amount of $XXXX vs. an allowable total of $XXXX and $1000.00     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 (2007) (an overage of $XXXX or XXXX%).                                           same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - FNMA Points and Fees for testing was 10/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
4904103691 XXXXXXXXXX XXXXXXXXXX MA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            Application Date.                                                                State Compliance - Grace period min not allowed per state (MA) - min
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    grace period for MA is 15 days - note states 10
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Provided Timely file of document or worksheet indicating how the lender determined that the home Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Note grace period less than minimum per state.                                   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4902361304 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2008 8/XX/2008    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - Massachusetts Mortgage Lender and Broker Regulation       Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                              -
                                                                                                                                                                                                                 (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker        Consummation
                                                                                                                                                                                                                 Regulation:  File does not contain evidence that analysis of borrower's ability  State Compliance - Massachusetts Mortgage Lender and Broker Regulation
                                                                                                                                                                                                                 to repay was performed based on verified income, obligations, assets, and/or     (Ability to Repay not Verified)
                                                                                                                                                                                                                 employment using PITI payment based on fully indexed rate and fully amortizing   Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 payment, if applicable                                                           Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  by borrower.
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4897979412 XXXXXXXXXX XXXXXXXXXX GA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Arrangement Disclosure Missing
                                                                                                                       a Preliminary                                                                             application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - TILA - Final TIL Missing
                                                                                                                       or Final                                                                                  lookback was performed to determine this application date.  The final date used  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Title.                                                                                    for testing was 06/XX/2006.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.                                     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4893559557 XXXXXXXXXX XXXXXXXXXX WY    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  State Compliance - Invalid exception.                                                                                                  Yes        TR HUD
                                                                          Debt Consolidation                                                                                                                     For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  Federal Compliance - TILA - Final TIL Missing                                                                                                     Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.                           Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Transaction Date
                                                                                                                                                                                                                 application date of X months prior to consummation. A lookback was performed to  State Compliance - Wyoming Uniform Consumer Credit Code (Statement of
                                                                                                                                                                                                                 determine this application date.  The final date used for testing was            Rate Not Provided)
                                                                                                                                                                                                                 07/XX/2006.                                                                      State Compliance - Wyoming Uniform Consumer Credit Code (Charge for
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as          Insurance without Meeting Required Conditions)
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note    State Compliance - Wyoming Uniform Consumer Credit Code (Closing Cost
                                                                                                                                                                                                                 date used as transaction date for purposes of determining compliance with        Statement Not Provided)
                                                                                                                                                                                                                 rescission timing requirements                                                   State Compliance - Wyoming Uniform Consumer Credit Code (Balloon
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Disclosure Not Provided)
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.                                 Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] State Compliance - Wyoming Uniform Consumer Credit Code (Balloon Disclosure  Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped
                                                                                                                                                                                                                 Not Provided): Wyoming Uniform Consumer Credit Code:  Mortgage loan contains     Used For Fee Testing
                                                                                                                                                                                                                 balloon payment that does not offer the borrower the right to refinance the amount of that payment and a disclosure was not provided.
                                                                                                                                                                                                                 [B] State Compliance - Wyoming Uniform Consumer Credit Code (Closing Cost
                                                                                                                                                                                                                 Statement Not Provided): Wyoming Uniform Consumer Credit Code:  Full statement of closing costs to be incurred by the consumer not provided to borrower prior to any down payment or when lender made commitment to the transaction.
                                                                                                                                                                                                                 [B] State Compliance - Wyoming Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] State Compliance - Wyoming Uniform Consumer Credit Code (Charge for
                                                                                                                                                                                                                 Insurance without Meeting Required Conditions): Wyoming Uniform Consumer Credit
                                                                                                                                                                                                                 Code:  Lender contracted for separate charge for insurance without having met required conditions.
                                                                                                                                                                                                                 [B] State Compliance - Wyoming Uniform Consumer Credit Code (Statement of Rate
                                                                                                                                                                                                                 Not Provided): Wyoming Uniform Consumer Credit Code:  Lender did not provide borrower with accurate statement of rate.
4887185905 XXXXXXXXXX XXXXXXXXXX MA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                        contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably funding date same as disbursement and/or note date but is not signed
                                                                                                                       preliminary or                                                                            practicable time after using credit score.                                       or dated by borrower so cannot confirm that borrower received.
                                                                                                                       final title                                                                               [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Required Parties file of document or worksheet indicating how the lender determined that the home Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              State Compliance - Massachusetts Late Charge Percent Testing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 for testing was 11/XX/2006.                                                      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 may impact high cost findings.                                                   Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     by borrower.
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4886495742 XXXXXXXXXX XXXXXXXXXX TX    1/XX/2007  12/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4884375771 XXXXXXXXXX XXXXXXXXXX AR    7/XX/2006  6/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4877978136 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2007  1/XX/2007    Primary    Purchase                                                                   B           B           B           B           B                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                                                                                                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
4877764007 XXXXXXXXXX XXXXXXXXXX SC    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            application date of 04/XX/2007 which is X months prior to consummation. A        or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 for testing was 11/XX/2006.                                                      State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Disclosure Not Provided)
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 timing requirements.                                                             compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document       Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 specifying the agency designated to receive complaints or inquiries about the    by borrower.
                                                                                                                                                                                                                 origination and making of the loan.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4874469700 XXXXXXXXXX XXXXXXXXXX NV    7/XX/2008  6/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Security                                                                                                 of 07/XX/2008 used as disbursement date for compliance testing.                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Application
                                                                                                        not on a                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC                                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                        form and does                                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - FACTA Disclosure Missing
                                                                                                        not contain                                                                                              application date of 06/XX/2008 which is X months prior to consummation. A
                                                                                                        the following                                                                                            lookback was performed to determine this application date.
                                                                                                        clauses:: ___                                                                                            [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4873931310 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: State Compliance - California Primary Residence Late Charge Percent                                                                               -
                                                                          Home Improvement                                                                                                                       Unable to determine if late charge exceeds state maximum due to missing          Testing
                                                                                                                                                                                                                 information.                                                                     Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Prior or equal to Disbursement Date
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 of 10/XX/2005 used as disbursement date for compliance testing.                  Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 09/XX/2005 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
4870050620 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other
4865598012 XXXXXXXXXX XXXXXXXXXX MA    11/XX/2005 10/XX/2005   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 10/XX/2005 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4862871699 XXXXXXXXXX XXXXXXXXXX MA    8/XX/2005  8/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Federal Compliance - Unable to determine under disclosure due to                                                                                  -
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated missing itemization of amount financed.
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
4862529261 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Non Same Lender Refinance
                                                                                                                                                                                                                 of 10/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Business Days From Transaction Date
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  State Compliance - Massachusetts Late Charge Percent Testing
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home State Compliance - Massachusetts Late Charge Grace Period Testing
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Grace Period Testing: Note      Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 grace period less than minimum per state.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 for testing was 04/XX/2006.                                                      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
4861726145 XXXXXXXXXX XXXXXXXXXX AZ    11/XX/2006 10/XX/2006   Primary    Refinance UTD                                                              D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Notice of Right to Cancel Missing                                                                                 No         TNR Testing Not
                                                                                                                                                                                                                 Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Federal Compliance - Property Type Not Provided                                                                                                   Required
                                                                                                                                                                                                                 Account Opening not in file. Unable to validate accuracy of and compliance with  Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Provided Timely
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                 disclosure requirements.                                                         General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 of 11/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Not Provided
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation.  A
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                 for testing was 05/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4860333195 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            application date of 10/XX/2006 which is X months prior to consummation. A        Application
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 for testing was 05/XX/2006.                                                      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TIL in file indicated to be final, expected lender refi: Original Lender was not able to be determined. Unable to determine  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        or dated by borrower so cannot confirm that borrower received
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  by borrower.
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Required Parties
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     same lender refi
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4857741884 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                                                                                                                  to determine compliance with timing requirements due to missing Initial Loan     State Compliance - 5% late charge exceeds 2% maximum per state (NY).
                                                                                                                                                                                                                 Application Date.                                                                State Compliance - 10 day grace period less than 15 day minimum per
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    state (NY).
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 09/XX/2007 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 for testing was 04/XX/2007.                                                      Provided Timely
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 period less than minimum per state.                                              General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 exceeds maximum per state.                                                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4854020102 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 of 10/01/2005 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Business Days From Transaction Date
                                                                                                                                                                                                                 (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement.
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.
4853285706 XXXXXXXXXX XXXXXXXXXX CT    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                              -
                                                                          Other                                        contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          Consummation
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                       Final Title.                                                                              application date located in file.  Compliance tests were run using an            Required Parties
                                                                                                                                                                                                                 application date of 09/XX/2007 which is X months prior to consummation. A        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    same lender refi
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     by borrower.
                                                                                                                                                                                                                 compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4853183917 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
4850148531 XXXXXXXXXX XXXXXXXXXX CT    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -          [B] Closing /  File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                          Other                         Title -        contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably by borrower.
                                                                                                        Security       Preliminary or                                                                            practicable time after using credit score.                                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                        Instrument is  Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                        FNMA/FHLMC                                                                                               application date of 08/XX/2007 which is X months prior to consummation. A        Federal Compliance - TIL in file indicated to be final, expected
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.  The final date used  funding date same as disbursement and/or note date but is not signed
                                                                                                        not contain                                                                                              for testing was 03/XX/2007.                                                      or dated by borrower so cannot confirm that borrower received.
                                                                                                        the following                                                                                            [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        clauses:: ___                                                                                            Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Required Parties
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        Application
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4849040616 XXXXXXXXXX XXXXXXXXXX CO    4/XX/2006  3/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 03/XX/2006 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Application
                                                                                                                                                                                                                 for testing was 03/XX/2006.                                                      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
4847237125 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 10/XX/2007   Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
4845193285 XXXXXXXXXX XXXXXXXXXX SC    3/XX/2007  2/XX/2007    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   or
                                                                                                                       Final Title.                                                                              application date located in file.  Compliance tests were run using an            dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Closing / Title - TIL appears to be final but not signed nor initialed lookback was performed to determine this application date.  The final date used  by borrower.
                                                                                                                                                                                                                 for testing was 09/XX/2006.                                                      State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Disclosure Not Provided)
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 specifying the agency designated to receive complaints or inquiries about the    Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 origination and making of the loan.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4842246119 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 07/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
4840113094 XXXXXXXXXX XXXXXXXXXX CT    1/XX/2006  12/XX/2005   Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                        Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - FACTA Disclosure Missing
                                                                                                        Security                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        Instrument is                                                                                            application date located in file.  Compliance tests were run using an
                                                                                                        not on a                                                                                                 application date of 12/XX/2005 which is X months prior to consummation. A
                                                                                                        FNMA/FHLMC                                                                                               lookback was performed to determine this application date.  The final date used
                                                                                                        form and does                                                                                            for testing was 12/XX/2005.
                                                                                                        not contain
                                                                                                        the following
                                                                                                        clauses:: ___
4834603439 XXXXXXXXXX XXXXXXXXXX GA    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Federal Compliance - TILA - Final TIL Missing                                                                                          Yes        TR HUD
                                                                          Other                                                                                                                                  For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  Federal Compliance - Notice of Right to Cancel Missing                                                                                            Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.                           Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Used For Fee Testing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4831999696 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2008  8/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                        Security                                                                                                 of 09/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Non Same Lender Refinance
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        FNMA/FHLMC                                                                                               application date of 08/XX/2008 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not contain                                                                                              [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        the following                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Application
                                                                                                        clauses:: ___                                                                                            if correct TILA rescission form was used.                                        Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    same lender refi
                                                                                                                                                                                                                 may impact high cost findings.                                                   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 missing information.                                                             contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2008, prior to three (3) business days from transaction date of 09/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4829583124 XXXXXXXXXX XXXXXXXXXX OH    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing                                                                              -
                                                                          Other                                        contain either                                                                            in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                       Preliminary or                                                                            at Account opening. Unable to validate accuracy of and compliance with fee       Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing
                                                                                                                       Final Title.                                                                              disclosure requirements.                                                         Federal Compliance - RTC not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                 of 04/XX/2004 used as disbursement date for compliance testing.                  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4829360352 XXXXXXXXXX XXXXXXXXXX TX    8/XX/2006  8/XX/2006    Primary    Refinance Rate/Term                                                        D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Federal Compliance - TILA - Final TIL Missing                                                                                          Yes        TR
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable      Federal Compliance - Notice of Right to Cancel Missing                                                                                            Indeterminable
                                                                                                                                                                                                                 Federal, State or Local compliance testing is unreliable.                        Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 of 08/XX/2006 used as disbursement date for compliance testing.                  Testing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation.  A
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                 for testing was 08/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4824251240 XXXXXXXXXX XXXXXXXXXX OR    11/XX/2006 10/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4823456313 XXXXXXXXXX XXXXXXXXXX GA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 12/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably by borrower.
                                                                                                                                                                                                                 practicable time after using credit score.                                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - TIL in file indicated to be final, expected lookback was performed to determine this application date.  The final date used  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 for testing was 06/XX/2006.                                                      or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Application
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4823088036 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Non Same Lender Refinance
                                                                                                        Security                                                                                                 of 02/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Prior or equal to Disbursement Date
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        FNMA/FHLMC                                                                                               application date of 01/XX/2007 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not contain                                                                                              [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        the following                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Application
                                                                                                        clauses:: ___                                                                                            if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      same lender refi
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 missing information.                                                             compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
4822484877 XXXXXXXXXX XXXXXXXXXX MA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                        contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            practicable time after using credit score.                                       or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title                                                                               [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Required Parties file of document or worksheet indicating how the lender determined that the home Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Business Days From Transaction Date
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                State Compliance - 4% late charge exceeds 3%  maximum per state MA
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 for testing was 10/XX/2006.                                                      Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  same lender refi
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   by borrower.
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4821675696 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 10/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Non Same Lender Refinance
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date of 09/XX/2005 which is X months prior to consummation. A        State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4820361781 XXXXXXXXXX XXXXXXXXXX NM    7/XX/2007  6/XX/2007    Primary    Purchase                                                                   B           B           B           B           B                                                                                            Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                                                                                                  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
4817050779 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Notice of Right to Cancel Missing                                                                                            Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Federal Compliance - Property Type Not Provided
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 of 03/XX/2007 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - 10 days grace period is less than the 15 days
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        minimum per state of NJ.
                                                                                                                                                                                                                 lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4801105615 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2009  2/XX/2009    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 03/XX/2009 used as disbursement date for compliance testing.                  Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Non Same Lender Refinance
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 02/XX/2009 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 missing information.                                                             Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2009, prior to three (3) business days from transaction date of 03/XX/2009.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4800918164 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
4798463978 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2007  12/XX/2006   UTD        Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: General Appraisal Requirements - Due to lack of appraised value,                                                                       Yes        TR
                                                                          Other                                                                                                                                  Missing Final HUD-1.  No document containing fees provided.  Any applicable      compliance tests requiring an LTV were run off an assumed value of a                                                                              Indeterminable
                                                                                                                                                                                                                 Federal, State or Local compliance testing is unreliable.                        contract sales price or original loan amount, whichever applies.                                                                                  (UAL State)
                                                                                                                                                                                                                 [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 grace period less than 15 days.                                                  Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 of 01/XX/2007 used as disbursement date for compliance testing.                  Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an         State Compliance - 10% late charge exceeds 5% maximum per state (NJ).
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation.  A       Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used Testing
                                                                                                                                                                                                                 for testing was 07/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4796880767 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2007  2/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing                                                                                                     -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
4791815709 XXXXXXXXXX XXXXXXXXXX OH    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                        contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TILA - Final TIL Missing
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title.                                                                              application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4788629187 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2007 11/XX/2007   Primary    Refinance UTD                                File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              Late Charge
                                                                                                                       contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Consummation
                                                                                                                                                                                                                 of 12/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Application
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      same lender refi
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of account opening.                                                              Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Provided Timely
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 11/XX/2007 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       State Compliance - Per note 10 days ,  greater of $ 10.00 or 5%
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.
4788125308 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated   Arrangement Disclosure Missing
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.                                     Federal Compliance - TIL itemization reflects processing fee at
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      $245.25 vs the HUD at $295.
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
4785595328 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                                                                                                                                 of 12/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Business Days From Transaction Date
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Disbursement Date Missing if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
4779778156 XXXXXXXXXX XXXXXXXXXX OH    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio         Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Debt Consolidation                                                                                                                     Prepayment Penalty:  Loan contains an impermissible prepayment penalty which     Non Same Lender Refinance
                                                                                                                                                                                                                 allows for a prepayment penalty on a refinance by the same lender. (applies only Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 to Second Mortgage Loan Act registrants)                                         same lender refi
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of     State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement
                                                                                                                                                                                                                 Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio of Receipt of Home Mortgage Loan Information Document Not Retained by
                                                                                                                                                                                                                 Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan   Lender)
                                                                                                                                                                                                                 Information Document not retained by lender.                                     State Compliance - Ohio Alternate Prepayment Penalty SMLA Test
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
4778578862 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2002 9/XX/2002    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Notice of Right to Cancel Expiration Date                                                                               -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Prior or equal to Disbursement Date
                                                                                                                                                                                                                 of 10/XX/2002 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Required Parties
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 09/XX/2002 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 missing information.                                                             Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2002, prior to three (3) business days from transaction date of 10/XX/2002.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
4777738306 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            of 02/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Property Type Not Provided
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Application Date.                                                                Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4775010639 XXXXXXXXXX XXXXXXXXXX NC    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 11/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date of 10/XX/2005 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 timing requirements.                                                             Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4768600364 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            file of document or worksheet indicating how the lender determined that the home compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title.                                                                              loan is in the borrower's interest.                                              contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Note grace period less than minimum per state.                                   State Compliance - Note grace period of 10 days is beneath the minimum
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   of 15 days as required by state, MA.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4766753635 XXXXXXXXXX XXXXXXXXXX NM    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
4765301726 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2006  6/XX/2006    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
4763375515 XXXXXXXXXX XXXXXXXXXX UT    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
4763090040 XXXXXXXXXX XXXXXXXXXX WA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 11/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
4762181865 XXXXXXXXXX XXXXXXXXXX CO    10/XX/2003 9/XX/2003    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
4757747911 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B                                                                                            Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                           contain either                                                                                                                                                             same lender refi
                                                                                                                       Preliminary or                                                                                                                                                             Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                                                                                                               Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                  Business Days From Transaction Date
                                                                                                                                                                                                                                                                                                  Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
4757433032 XXXXXXXXXX XXXXXXXXXX MA    11/XX/2003 10/XX/2003   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                       Preliminary or                                                                            of 11/XX/2003 used as disbursement date for compliance testing.                  Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4752284762 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: State Compliance - PPP Expired. Prepayment charge not allowed per                                                                                 Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    state (NJ) - max prepayment charge for NJ ARM loan is 0% - note states
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  $250. Lender is XXXX.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                                                                                                                                 of 07/XX/2004 used as disbursement date for compliance testing.                  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 06/XX/2004 which is X months prior to consummation. A        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 lookback was performed to determine this application date.  The final date used  Business Days From Transaction Date
                                                                                                                                                                                                                 for testing was 01/XX/2004.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Penalty:  No prepayment penalties are permissible in the state of New Jersey.    Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004.
4744029299 XXXXXXXXXX XXXXXXXXXX MA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                                                                                                                  Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Federal Compliance - TILA - Final TIL Missing file of document or worksheet indicating how the lender determined that the home Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4744021520 XXXXXXXXXX XXXXXXXXXX GA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - Payoff Statement Missing                                                                                                     -
                                                                          Other                                                                                                                                  Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
4742440805 XXXXXXXXXX XXXXXXXXXX AZ    8/XX/2006  8/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4741405526 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.   Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
4734187251 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
4733710277 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 02/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4730745555 XXXXXXXXXX XXXXXXXXXX IL    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                          File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                       contain either                                                                            application date located in file.  Compliance tests were run using an            funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            application date of 12/XX/2006 which is X months prior to consummation. A        or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 for testing was 07/XX/2006.                                                      Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Application
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 missing information.                                                             by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4725724018 XXXXXXXXXX XXXXXXXXXX TX    9/XX/2007  8/XX/2007    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an
                                                                                                        Security                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A
                                                                                                        Instrument is                                                                                            lookback was performed to determine this application date.  The final date used
                                                                                                        not on a                                                                                                 for testing was 03/XX/2007.
                                                                                                        FNMA/FHLMC
                                                                                                        form and does
                                                                                                        not contain
                                                                                                        the following
                                                                                                        clauses:: ___
4723972289 XXXXXXXXXX XXXXXXXXXX MA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
4723679941 XXXXXXXXXX XXXXXXXXXX CT    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       preliminary or                                                                            of 12/XX/2007 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                       final title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Business Days From Transaction Date
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Application
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 11/XX/2007 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 for testing was 06/XX/2007.                                                      Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
4717491698 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
4717468661 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Property Type Not Provided                                                                                                   -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            of 09/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Application Date.                                                                compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4709243352 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                              -
                                                                          Debt Consolidation                                                                                                                     Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     same lender refi
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
4706921646 XXXXXXXXXX XXXXXXXXXX PA    3/XX/2004  2/XX/2004    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                              -
                                                                          Other                                        contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     State Compliance - 10 day grace period less than 15 day minimum per
                                                                                                                       Preliminary or                                                                            Application Date.                                                                state (PA)
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   State Compliance - Pennsylvania Subordinate Lien Late Charge Percent
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   and Amount Testing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date of 02/XX/2004 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 for testing was 09/XX/2003.                                                      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period    compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Testing: Note grace period less than minimum per state.                          contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] State Compliance - Pennsylvania Subordinate Lien Late Charge Percent and
                                                                                                                                                                                                                 Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4706122646 XXXXXXXXXX XXXXXXXXXX MA    7/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 07/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Application Date.                                                                Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
4701215268 XXXXXXXXXX XXXXXXXXXX NV    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       preliminary or                                                                            of 06/XX/2007 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                       final title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Business Days From Transaction Date
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Application
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 for testing was 12/XX/2006.                                                      Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
4699634007 XXXXXXXXXX XXXXXXXXXX SC    10/XX/2007 10/XX/2007   Primary    Refinance Rate/Term                          File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          Required Parties
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                       Final Title.                                                                              lender refi: Original Lender was not able to be determined. Unable to determine  by borrower.
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not State Compliance - South Carolina Home Loan (No Tangible Net Benefit)
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document       State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 specifying the agency designated to receive complaints or inquiries about the    Disclosure Not Provided)
                                                                                                                                                                                                                 origination and making of the loan.                                              Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (No Tangible Net Benefit):       same lender refi
                                                                                                                                                                                                                 Unable to test tangible net benefit due to missing information.                  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4698556095 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   State Compliance - New York Prepayment Penalty Junior Lien                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Note Date of 07/XX/2005 used as Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            disbursement date for compliance testing.                                        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date of 06/XX/2005 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 for testing was 01/XX/2005.                                                      Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 [B] State Compliance - New York Prepayment Penalty Junior Lien: New York
                                                                                                                                                                                                                 Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4697175728 XXXXXXXXXX XXXXXXXXXX CO    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
4696215701 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -          [B] Closing /  "File does not                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation            Title -        contain either                                                                            application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                        Security       Preliminary or                                                                            application date of 09/XX/2006 which is X months prior to consummation. A        Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        Instrument is  Final Title"                                                                              lookback was performed to determine this application date.  The final date used  Required Parties
                                                                                                        not on a                                                                                                 for testing was 04/XX/2006.                                                      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                        FNMA/FHLMC                                                                                               [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Miscellaneous Compliance - Unable to determine the # of units,
                                                                                                        form and does                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  compliance results were generated using a defaulted value.
                                                                                                        not contain                                                                                              if correct TILA rescission form was used.                                        Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                        the following                                                                                            [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Consummation
                                                                                                        clauses:: ___                                                                                            Type. If property type is other than single family residence, state and federal  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 testing may be impacted.                                                         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Application
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     by borrower.
                                                                                                                                                                                                                 missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                 [B] Miscellaneous Compliance - Unable to determine the # of units, compliance results were generated using a defaulted value.: -
4694282615 XXXXXXXXXX XXXXXXXXXX VA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          same lender refi
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title.                                                                              lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
4692864416 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Right of Rescission Timing - Note Date used as                                                                               -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Transaction Date
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 for testing was 01/XX/2007.                                                      Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
4689327218 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2006 11/XX/2006   Primary    Refinance Limited                                                          D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided        SELLER - GENERAL COMMENT GENERAL COMMENT                        Yes        TR HUD
                                                                          Cash-out GSE                                                                                                                           For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  Federal Compliance - RESPA Disclosure - Affiliated Business            (2019-09-20): Unable to  (2019-09-20): Unable to                           Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.                           Arrangement Disclosure Not Provided Within 3 Business Days of          procure.                 procure.
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Application
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 of 12/XX/2006 used as disbursement date for compliance testing.                  Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Used For Fee Testing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
4687443287 XXXXXXXXXX XXXXXXXXXX MD    7/XX/2006  6/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 06/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4686784580 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 of 07/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 06/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 for testing was 01/XX/2006.                                                      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4686530628 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  1/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of 01/XX/2007 used as disbursement date for compliance testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
4685159030 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            Application Date.                                                                Federal Compliance - Property Type Not Provided
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Provided Timely
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 04/XX/2005 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4685136623 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation
4683195569 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            of 07/XX/2006 used as disbursement date for compliance testing.                  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   State Compliance - New York Late Charge Grace Period Testing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4681126388 XXXXXXXXXX XXXXXXXXXX PA    4/XX/2006  3/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   State Compliance - Grace period not allowed per state (PA) - min grace                                                                            -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date period for PA is 15 days - note states 10 days.
                                                                                                                                                                                                                 of 04/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 03/XX/2006 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period    Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Testing: Note grace period less than minimum per state.                          General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
4673907145 XXXXXXXXXX XXXXXXXXXX MA    5/XX/2003  4/XX/2003    Primary    UTD UTD                                      File does not                 D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                        UTD        Indeterminable
                                                                                                                       contain either                                                                            Missing Final HUD-1.  No document containing fees provided.  Any applicable      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            Federal, State or Local compliance testing is unreliable.                        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 of 05/XX/2003 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an         Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 application date of 04/XX/2003 which is X months prior to consummation.  A       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 for testing was 11/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees Testing were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4668123350 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2005  6/XX/2005    Primary    Refinance UTD                                File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            of 07/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4663871243 XXXXXXXXXX XXXXXXXXXX MA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - Right of Rescission Timing - Note Date used as                                                                               -
                                                                          Other                                                                                                                                                                                                                   Transaction Date
                                                                                                                                                                                                                                                                                                  State Compliance - Note indicates a late charge of $14.33 or 3.00006%
                                                                                                                                                                                                                                                                                                  which exceeds the state of MA maximum late charge of 3%.
                                                                                                                                                                                                                                                                                                  State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                                                                                                  Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
4662846175 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            application date of 01/XX/2007 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 for testing was 08/XX/2006.                                                      Prior or equal to Disbursement Date
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 lender refi: Original Lender was not able to be determined. Unable to determine  Business Days From Transaction Date
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Application
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
4660846055 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
4658887153 XXXXXXXXXX XXXXXXXXXX TN    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
4658681051 XXXXXXXXXX XXXXXXXXXX MA    4/XX/2004  2/XX/2004    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                        contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.
                                                                                                                       Final Title
4657653881 XXXXXXXXXX XXXXXXXXXX IN    11/XX/2006 10/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4655610076 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 10/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.
4650002623 XXXXXXXXXX XXXXXXXXXX OR    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
4648079946 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2007 9/XX/2007    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                                       Final Title                                                                               application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 09/XX/2007 which is X months prior to consummation. A        Federal Compliance - TIL in file indicated to be final, expected lookback was performed to determine this application date.  The final date used  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 for testing was 04/XX/2007.                                                      or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.   Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Closing / Title - TIL appears to be FINAL. However, it has an expected
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         funding date of 10/31/07. It is not signed, initialed, or dated by the
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Borrower.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4647514729 XXXXXXXXXX XXXXXXXXXX TX    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of X months prior to consummation. A lookback was performed to  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 determine this application date.  The final date used for testing was
                                                                                                                                                                                                                 04/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4645197028 XXXXXXXXXX XXXXXXXXXX AZ    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
4643829372 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                        contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          same lender refi
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TIL itemization did not disclose a Settlement Fee
                                                                                                                       Final Title.                                                                              lender refi: Original Lender was not able to be determined. Unable to determine  of $125 as a prepaid finance charge.
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 applicant within three (3) business days of application.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
4641738655 XXXXXXXXXX XXXXXXXXXX KS    7/XX/2006  6/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
4638550833 XXXXXXXXXX XXXXXXXXXX HI    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - FNMA Points and Fees                                                                                                         -
                                                                          Debt Consolidation
4634425620 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA Notice of Right to Cancel Expiration Date                                                                               -
                                                                          Other                         Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Prior or equal to Disbursement Date
                                                                                                        Security                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Instrument is                                                                                            application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        not on a                                                                                                 application date of 11/XX/2007 which is X months prior to consummation. A        Application
                                                                                                        FNMA/FHLMC                                                                                               lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                        form and does                                                                                            [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - FACTA Disclosure Missing
                                                                                                        not contain                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        the following                                                                                            Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                        clauses:: ___                                                                                            Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
4626308431 XXXXXXXXXX XXXXXXXXXX MD    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       a Preliminary                                                                             of 08/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       or Final                                                                                  [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                       Title.                                                                                    application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        Closing / Title - TIL appears to be final but not signed nor initialed lookback was performed to determine this application date.  The final date used  by borrower
                                                                                                                                                                                                                 for testing was 02/XX/2007.                                                      Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    funding date same as disbursement and/or note date but is not signed lender refi: Original Lender was not able to be determined. Unable to determine  or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Required Parties
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Under disclosure is due to the simple interest
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         payment calculation.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Application
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  General Appraisal Requirements - Appraisal not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4618728999 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject  Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                           contain either                                                                            loan of XXX% is in excess of the allowable maximum of the greater of 5.00000% of Arrangement Disclosure Missing
                                                                                                                       Preliminary or                                                                            the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Final Title.                                                                              a Original Loan Amount of $XXXX vs. an allowable total of $XXXX and $1000.00     same lender refi
                                                                                                                                                                                                                 (2007) (an overage of $XXXX or XXXX%).                                           Federal Compliance - FNMA Points and Fees
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
4616872621 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
4604848542 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2006 9/XX/2006    UTD        UTD UTD                                      File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            of 10/XX/2006 used as disbursement date for compliance testing.                  State Compliance - Massachusetts Open End Late Charge Grace Period
                                                                                                                       Final Title.                                                                              [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Testing
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Note grace period less than minimum per state.                                   Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4602541885 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    UTD UTD                                      File does not                 B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                       contain either                                                                            Unable to determine if late charge exceeds state maximum due to missing          Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                       Preliminary or                                                                            information.                                                                     Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Provided Timely
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 of 02/XX/2007 used as disbursement date for compliance testing.                  State Compliance - California Primary Residence Late Charge Percent
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Testing
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Application Date.                                                                General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4596963085 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B                                                                                            Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                              -
                                                                          Other                                        contain either                                                                                                                                                             Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                                                                                                             Federal Compliance - FACTA Disclosure Missing
                                                                                                                       Final Title.                                                                                                                                                               Federal Compliance - Supporting documentation not provided in loan file.
                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                                                                                                  General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
4595491896 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2007  3/XX/2007    Primary    Purchase                                                                   C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - FACTA Disclosure Missing                          SELLER - GENERAL COMMENT GENERAL COMMENT                                   Late Charge
                                                                                                                                                                                                                 Mortgage loan contains an impermissible late charge of greater than 5.0% or a    State Compliance - 10 Days Grace Period exceeds 15 day minimum per     (2019-08-28): AMC        (2019-08-28): AMC
                                                                                                                                                                                                                 grace period less than 15 days.                                                  state (NJ).  10% late charge exceeds 5% maximum per state (NJ).        asserts the file         asserts the file
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:                                                                               contains an              contains an
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                                                                                                 impermissible late       impermissible late
                                                                                                                                                                                                                                                                                                                                                                         charge less than 15 days charge less than 15 days
                                                                                                                                                                                                                                                                                                                                                                         in New Jersey. Per       in New Jersey. Per
                                                                                                                                                                                                                                                                                                                                                                         direction from council   direction from council
                                                                                                                                                                                                                                                                                                                                                                         national banks are       national banks are
                                                                                                                                                                                                                                                                                                                                                                         exempt from state limits exempt from state limits
                                                                                                                                                                                                                                                                                                                                                                         on grace periods per     on grace periods per
                                                                                                                                                                                                                                                                                                                                                                         federal regulation (12   federal regulation (12
                                                                                                                                                                                                                                                                                                                                                                         CFR 34.4). However, AMC  CFR 34.4). However, AMC
                                                                                                                                                                                                                                                                                                                                                                         argues that they cannot  argues that they cannot
                                                                                                                                                                                                                                                                                                                                                                         confirm who the holder   confirm who the holder
                                                                                                                                                                                                                                                                                                                                                                         in due course of the     in due course of the
                                                                                                                                                                                                                                                                                                                                                                         loan will be and the     loan will be and the
                                                                                                                                                                                                                                                                                                                                                                         loan may be sold to a    loan may be sold to a
                                                                                                                                                                                                                                                                                                                                                                         non-bank entity and as   non-bank entity and as
                                                                                                                                                                                                                                                                                                                                                                         such the exemption would such the exemption would
                                                                                                                                                                                                                                                                                                                                                                         not apply.  No further   not apply.  No further
                                                                                                                                                                                                                                                                                                                                                                         action can be taken as   action can be taken as
                                                                                                                                                                                                                                                                                                                                                                         there is no specific     there is no specific
                                                                                                                                                                                                                                                                                                                                                                         law/regulation that      law/regulation that
                                                                                                                                                                                                                                                                                                                                                                         would make the exemption would make the exemption
                                                                                                                                                                                                                                                                                                                                                                         for national banks       for national banks
                                                                                                                                                                                                                                                                                                                                                                         transferable to a non    transferable to a non
                                                                                                                                                                                                                                                                                                                                                                         bank entity.             bank entity.
4592487191 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Business Days From Transaction Date
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.    Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing
                                                                                                                                                                                                                 application date of 04/XX/2006 which is X months prior to consummation. A        Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
4592348180 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2007  6/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   State Compliance - 5% late charge exceeds 2% maximum per State (NY).                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date State Compliance - 10 day grace period is less than the 15 day minimum
                                                                                                                                                                                                                 of 07/XX/2007 used as disbursement date for compliance testing.                  per State (NY).
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 period less than minimum per state.                                              Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
4591916260 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Home Improvement                             contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
4590567481 XXXXXXXXXX XXXXXXXXXX MI    10/XX/2007 9/XX/2007    Primary    Refinance Rate/Term                          File does not                 B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                                                                       contain either                                                                            Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            Finance Charge of $XXX in the amount of $XXX.                                    Federal Compliance - Disclosed payment on Note of $292.95 does not
                                                                                                                       Final Title                                                                                                                                                                correspond with the loan amount, loan term, and interest rate on the loan. TIL Itemization Prepaid Finance Charges $0.00.
                                                                                                                                                                                                                                                                                                  State Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                                                                                                                                                                                                                  (Counseling Agencies List)
                                                                                                                                                                                                                                                                                                  State Compliance - Michigan Consumer Caution and Home Ownership
                                                                                                                                                                                                                                                                                                  Counseling Notice Not Provided
                                                                                                                                                                                                                                                                                                  State Compliance - Michigan Consumer Mortgage Protection Act (Borrower
                                                                                                                                                                                                                                                                                                  Bill of Rights Disclosure Not Provided)
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
4589118514 XXXXXXXXXX XXXXXXXXXX MN    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Minnesota Residential Mortgage Originator and Servicer    General Appraisal Requirements - Due to lack of appraised value,       SELLER - GENERAL COMMENT GENERAL COMMENT                                   State HPML -
                                                                          Other                                                                                                                                  Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage    compliance tests requiring an LTV were run off an assumed value of a   (2019-09-25): Disagree:  (2019-09-25): Disagree:                           Compliant
                                                                                                                                                                                                                 Originator and Servicer Licensing Act Borrower's ability to repay not verified   contract sales price or original loan amount, whichever applies.       HOEPA rate threshold is  HOEPA rate threshold is
                                                                                                                                                                                                                 with reliable documentation.                                                     Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on 8%. APR of 10.631% minus 8%. APR of 10.631% minus
                                                                                                                                                                                                                 [B] State Compliance - (State HPML) Minnesota Subprime (APR Exceeds Subprime     Non Same Lender Refinance                                              the Comp Treasury Yield  the Comp Treasury Yield
                                                                                                                                                                                                                 Threshold): Minnesota Subprime Loan: APR on subject loan of 10.61160% or Final   State Compliance - (State HPML) Minnesota Subprime (APR Exceeds        of 5.05% is 5.581%. Loan of 5.05% is 5.581%. Loan
                                                                                                                                                                                                                 Disclosure APR of 10.63100% is in excess of allowable threshold of USTreasury    Subprime Threshold)                                                    does not exceed          does not exceed
                                                                                                                                                                                                                 4.6900% + 5%, or 9.69000%.  Compliant Subprime Loan.                             State Compliance - Minnesota Residential Mortgage Originator and       allowable threshold.     allowable threshold.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Servicer Licensing Act (Ability to Repay not Verified)                 REVIEWER - GENERAL
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business            COMMENT (2019-09-25):
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of          Citing is for MN
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Application                                                            subprime loan, not
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure -  Missing Signature on          HOEPA.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     same lender refi
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
4588438038 XXXXXXXXXX XXXXXXXXXX VA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure.                          Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
4586064320 XXXXXXXXXX XXXXXXXXXX AZ    6/XX/2006  4/XX/2006    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
4585375278 XXXXXXXXXX XXXXXXXXXX OK    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                        contain either                                                                            Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                       Final Title                                                                               applicant within three (3) business days of application.
4585152284 XXXXXXXXXX XXXXXXXXXX OH    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Debt Consolidation                           contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TILA - Final TIL Missing
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title                                                                               application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4584752979 XXXXXXXXXX XXXXXXXXXX OH    9/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of     Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                                                                                                                                                                 Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio    Non Same Lender Refinance
                                                                                                                                                                                                                 Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan   State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement
                                                                                                                                                                                                                 Information Document not received by borrower within five (5) business days of   of Receipt of Home Mortgage Loan Information Document Not Received
                                                                                                                                                                                                                 application.                                                                     Timely)
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
4584331526 XXXXXXXXXX XXXXXXXXXX IN    8/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 08/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
4584316508 XXXXXXXXXX XXXXXXXXXX MD    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
4583838063 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 11/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
4582032960 XXXXXXXXXX XXXXXXXXXX MA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Note Date of 06/XX/2007 used as same lender refi
                                                                                                                       Preliminary or                                                                            disbursement date for compliance testing.                                        Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Final Title.                                                                              [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home Federal Compliance - DSI loan
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Required Parties
                                                                                                                                                                                                                 for testing was 12/XX/2006.                                                      Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Business Days From Transaction Date
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Transaction Date
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  State Compliance - Massachusetts Late Charge Percent Testing
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 missing information.                                                             by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4581600015 XXXXXXXXXX XXXXXXXXXX MA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                        contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably same lender refi
                                                                                                                       Preliminary or                                                                            practicable time after using credit score.                                       Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                       Final Title                                                                               [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Required Parties
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Federal Compliance - Under-disclosure appears to be due to daily file of document or worksheet indicating how the lender determined that the home simple interest calculation on loan.
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 application date of 10/XX/2007 which is X months prior to consummation. A        by borrower.
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    funding date same as disbursement and/or note date but is not signed lender refi: Original Lender was not able to be determined. Unable to determine  or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        State Compliance - Massachusetts Late Charge Percent Testing
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Application
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4578976033 XXXXXXXXXX XXXXXXXXXX CT    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Property Type Not Provided
                                                                                                                       Preliminary or                                                                            Application Date.                                                                Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Provided Timely
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 04/XX/2006 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4574855325 XXXXXXXXXX XXXXXXXXXX MD    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 06/XX/2007 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Required Parties
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Business Days From Transaction Date
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4568307263 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                                                                                                                  Note late charge exceeds maximum per state.                                      State Compliance - 10% late charge exceeds 5% maximum per state (CA).
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4566250899 XXXXXXXXXX XXXXXXXXXX UT    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - RESPA Disclosure -  Missing Signature on                                                                                     -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
4563443866 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Other                                        contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Non Same Lender Refinance
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Final Title                                                                               [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      same lender refi
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         Application
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
4559524420 XXXXXXXXXX XXXXXXXXXX MO    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Preliminary or                                                                            of 10/XX/2005 used as disbursement date for compliance testing.                  Provided Timely
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     State Compliance - Grace period of  10 days is less than minimum per
                                                                                                                                                                                                                 Application Date.                                                                state (MO) of  15 days.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 09/XX/2005 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005.
                                                                                                                                                                                                                 [B] State Compliance - Missouri Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4558731018 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA HELOC - Important Terms Disclosure Not                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Provided Timely
                                                                                                                       Preliminary or                                                                            of 12/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4555362094 XXXXXXXXXX XXXXXXXXXX MA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                        contain either                                                                            Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            file of document or worksheet indicating how the lender determined that the home State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                       Final Title.                                                                              loan is in the borrower's interest.                                              Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4555063536 XXXXXXXXXX XXXXXXXXXX VA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Property Type Not Provided
                                                                                                                       Preliminary or                                                                            of 10/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Application Date.                                                                Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4553873543 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2004  2/XX/2004    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Act (HELOC): HELOC Brochure not provided to borrower.                            State Compliance - New York Prepayment Penalty Junior Lien
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Final Title.                                                                              in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 application date of 02/XX/2004 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] State Compliance - New York Prepayment Penalty Junior Lien: New York         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
4552771308 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Other                                                                                                                                  Act (HELOC): HELOC Brochure not provided to borrower.                            Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 05/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4551307365 XXXXXXXXXX XXXXXXXXXX OH    8/XX/2006  7/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            Federal Compliance - TILA - Final TIL Missing                                                                                                     -
4550034681 XXXXXXXXXX XXXXXXXXXX CO    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Notice of Right to Cancel Expiration Date                                                                               -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Prior or equal to Disbursement Date
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
4540812147 XXXXXXXXXX XXXXXXXXXX MA    6/XX/2005  5/XX/2005    Primary    Refinance UTD                                File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 06/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     State Compliance - Note grace period of 10 days is less than MA state
                                                                                                                                                                                                                 Application Date.                                                                minimum of 15 days.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    same lender refi
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home Provided Timely
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:
                                                                                                                                                                                                                 Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.
4540498289 XXXXXXXXXX XXXXXXXXXX MA    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term                                                        C           C           C           C           C           [C] State Compliance - Massachusetts Borrower's Interest Tangible Net Benefit    Federal Compliance - TILA - Final TIL Missing                                                                                                     State - NC
                                                                                                                                                                                                                 Test: Unable to determine if the loan was refinanced without a tangible net      Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 benefit to the borrower due to missing information.                              State Compliance - Massachusetts Late Charge Percent Testing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Tangible Net Benefit Worksheet Not in File file of document or worksheet indicating how the lender determined that the home Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                State Compliance - Massachusetts Borrower's Interest Tangible Net
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Benefit Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4540105120 XXXXXXXXXX XXXXXXXXXX GA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            application date of 04/XX/2007 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 for testing was 11/XX/2006.                                                      funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    or
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Application Date.                                                                same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4539158183 XXXXXXXXXX XXXXXXXXXX IN    12/XX/2005 12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Indiana Prepayment Penalty Second Lien Test: Indiana      State Compliance - Indiana Prepayment Penalty Second Lien Test                                                                                    -
                                                                          Other                                                                                                                                  Prepayment Penalty: Prepayment penalty not permissible on a refinance by the     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 same lender.                                                                     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
4532270886 XXXXXXXXXX XXXXXXXXXX PA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            application date of 06/XX/2007 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 for testing was 01/XX/2007.                                                      by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 testing may be impacted.                                                         or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Required Parties
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Application
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 missing information.                                                             Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4530022143 XXXXXXXXXX XXXXXXXXXX VA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                       Preliminary or                                                                            application date of 01/XX/2007 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4530010150 XXXXXXXXXX XXXXXXXXXX IA    8/XX/2005  6/XX/2005    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date
                                                                                                                       Preliminary or                                                                            of 08/XX/2005 used as disbursement date for compliance testing.
                                                                                                                       Final Title.
4529714742 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2008  1/XX/2008    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary of                                                                            [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     or
                                                                                                                       Final Title.                                                                              Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  dated by borrower so cannot confirm that borrower received.
                                                                                                                       Missing Final                                                                             signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                       1003                                                                                      [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 by closing.                                                                      Closing / Title - Final Til is blank
4528377473 XXXXXXXXXX XXXXXXXXXX TX    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                                                        D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Federal Compliance - Right of Rescission Timing - Note Date used as                                                                    Yes        TR HUD
                                                                                                                                                                                                                 For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  Transaction Date                                                                                                                                  Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.                           Closing / Title - Security Instrument provided is not signed by
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA     Borrower(s) and Notary date not present, estimated consummation date
                                                                                                                                                                                                                 Credit Score Disclosure was provided due to missing information.                 used for testing purposes.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Determine if the prior lien is a Texas 50(a)(6) loan due to missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        information)
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as          Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note    Consummation
                                                                                                                                                                                                                 date used as transaction date for purposes of determining compliance with        Federal Compliance - Final TIL Estimated
                                                                                                                                                                                                                 rescission timing requirements                                                   Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Required Parties
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 timing requirements.                                                             Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required  same lender refi
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all   Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 parties whose ownership interest is or will be subject to the security interest. Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file Closing / Title - TIL in file indicated to be final expected funding
                                                                                                                                                                                                                 had markings indicating one or more entries are estimates.                       date same as disbursement and/or Note date.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   Used For Fee Testing
                                                                                                                                                                                                                 by closing.
                                                                                                                                                                                                                 [B] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine
                                                                                                                                                                                                                 if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
4521459801 XXXXXXXXXX XXXXXXXXXX CO    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                                                                                                   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                                                                                                  Affiliated Business Arrangement Disclosure
4509986229 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                       Preliminary or                                                                            application date of 08/XX/2006 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 03/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4503082461 XXXXXXXXXX XXXXXXXXXX CT    3/XX/2005  2/XX/2006    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Missing Initial Loan Application No Fees                                                                          Yes        TR
                                                                          Debt Consolidation                           contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Federal Compliance - Disbursement Date Missing                                                                                                    Indeterminable
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                       Final Title.                                                                              fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 disclosure requirements.                                                         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 of 03/XX/2006 used as disbursement date for compliance testing.                  Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 of account opening.                                                              Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation.  A
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                 for testing was 09/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4502364615 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 for testing was 09/XX/2006.                                                      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
4488036849 XXXXXXXXXX XXXXXXXXXX MA    11/XX/2004 10/XX/2004   UTD        UTD UTD                                                                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   State Compliance - 3% late charge exceeds lesser of 10% or $10 for                                                                                -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date open end credit in the state of MA.
                                                                                                                                                                                                                 of 11/XX/2004 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Provided Timely
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount     results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 Testing: Note late charge exceeds maximum per state.                             General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2004.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4483777730 XXXXXXXXXX XXXXXXXXXX MA    2/XX/2006  1/XX/2006    Primary    Refinance UTD                                File does not                 B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                       contain either                                                                            Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            file of document or worksheet indicating how the lender determined that the home State Compliance - 10 day grace period less than 15 day minimum per
                                                                                                                       Final Title                                                                               loan is in the borrower's interest.                                              state (MA).
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 Note grace period less than minimum per state.                                   Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 01/XX/2006 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4474372914 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2006  12/XX/2005   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
4473770066 XXXXXXXXXX XXXXXXXXXX VA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 of 12/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Required Parties
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4472112048 XXXXXXXXXX XXXXXXXXXX NM    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Notice of Right to Cancel Expiration Date                                                                               -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Prior or equal to Disbursement Date
                                                                                                                       Preliminary or                                                                            application date of 09/XX/2007 which is X months prior to consummation. A        Federal Compliance - Payoff Statement Missing
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TIL in file indicated to be final, expected lender refi: Original Lender was not able to be determined. Unable to determine  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    Required Parties
                                                                                                                                                                                                                 may impact high cost findings.                                                   Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   same lender refi
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.   Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     by borrower.
                                                                                                                                                                                                                 compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4469848627 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Property Type Not Provided                                                                                                   -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            of 11/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Provided Timely
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 of account opening.                                                              State Compliance - 5% late charge exceeds 2% maximum for NY.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     State Compliance - 10 grace period is less than 15 day minimum per
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   state NY.
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 10/XX/2005 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4469602851 XXXXXXXXXX XXXXXXXXXX MA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date by borrower.
                                                                                                                       Preliminary or                                                                            of 08/XX/2006 used as disbursement date for compliance testing.                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 practicable time after using credit score.                                       or
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Federal Compliance - TILA Rescission - Disbursement Date Less than 3 file of document or worksheet indicating how the lender determined that the home Business Days From Transaction Date
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Federal Compliance - Variance due to DSI.
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                State Compliance - 4% late charge exceeds 3% maximum per state(MA).
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Unable to determine if loan is a lookback was performed to determine this application date.  The final date used  same lender refi
                                                                                                                                                                                                                 for testing was 02/XX/2006.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    General Appraisal Requirements - Due to lack of appraised value, lender refi: Original Lender was not able to be determined. Unable to determine  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Application
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4468796695 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2004  2/XX/2004    Primary    UTD UTD                                                                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 of 03/XX/2004 used as disbursement date for compliance testing.                  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   State Compliance - PPP Expired.  Prepayment charge not allowed per
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   state (NY) - max prepayment charge for NY is 0% - notes states
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            $134.75.   Lender is XXXX.
                                                                                                                                                                                                                 application date of 02/XX/2004 which is X months prior to consummation. A        Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] State Compliance - New York Prepayment Penalty Junior Lien: New York         Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4462165801 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Payoff Statement Missing                                                                                                     -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Security                                                                                                 of 06/XX/2006 used as disbursement date for compliance testing.                  Business Days From Transaction Date
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                        FNMA/FHLMC                                                                                               application date of 06/XX/2006 which is X months prior to consummation. A
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.
                                                                                                        not contain                                                                                              [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                        the following                                                                                            Unable to determine if a prepayment penalty was included in the pay-off which
                                                                                                        clauses:: ___                                                                                            may impact high cost findings.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
4460535741 XXXXXXXXXX XXXXXXXXXX UT    6/XX/2007  5/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
4460392808 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                                       Preliminary or                                                                            of 12/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Business Days From Transaction Date
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 for testing was 06/XX/2006.                                                      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
4458228790 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                                                                                                                                 of 10/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Required Parties
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 09/XX/2007 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4458188957 XXXXXXXXXX XXXXXXXXXX TX    5/XX/2006  5/XX/2006    Primary    Refinance Rate/Term                                                        A           A           A           A           A                                                                                                                                                                                                                                              -
4452778449 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2006  12/XX/2005   Primary    Purchase                                                                   B           B           B           B           B                                                                                            Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                                                                                                  Provided Timely
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing
4451049028 XXXXXXXXXX XXXXXXXXXX CT    10/XX/2007 8/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                          -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.
4448536960 XXXXXXXXXX XXXXXXXXXX OH    4/XX/2006  2/XX/2006    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
4448376075 XXXXXXXXXX XXXXXXXXXX DE    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Debt Consolidation                                                                                                                                                                                                      Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing
4447177437 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2007  2/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date State Compliance - The greater of 6% of the overdue payment of $5 late
                                                                                                                                                                                                                 of 03/XX/2007 used as disbursement date for compliance testing.                  charge exceeds 5% maximum or $15 per state (IL)
                                                                                                                                                                                                                 [B] State Compliance - Illinois Late Charge Percent Testing: Note late charge    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
4446729898 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   State Compliance - New York Prepayment Penalty Junior Lien                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Note Date of 01/XX/2005 used as Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            disbursement date for compliance testing.                                        Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Transaction Date
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 application date of 12/XX/2004 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value, lookback was performed to determine this application date.  The final date used  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 for testing was 07/XX/2004.                                                      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] State Compliance - New York Prepayment Penalty Junior Lien: New York
                                                                                                                                                                                                                 Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4445920503 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2007  12/XX/2006   Primary    Refinance UTD                                                              B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Right to Cancel in file however, document is                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date illegible.
                                                                                                                                                                                                                 of 01/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 testing may be impacted.                                                         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4443822154 XXXXXXXXXX XXXXXXXXXX WA    6/XX/2007  6/XX/2007    Primary    Purchase                                     File does not                 A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                                                                       contain either
                                                                                                                       preliminary or
                                                                                                                       final title.
4441275568 XXXXXXXXXX XXXXXXXXXX OH    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - Ohio Consumer Sales Practices Act (No Documentation                                                                            -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an            of Tangible Net Benefit Analysis)
                                                                                                                       preliminary or                                                                            application date of 12/XX/2006 which is X months prior to consummation. A        State Compliance - Ohio Consumer Sales Practices Act (Closing
                                                                                                                       final title.                                                                              lookback was performed to determine this application date.  The final date used  Disclosure Not Provided)
                                                                                                                                                                                                                 for testing was 07/XX/2006.                                                      State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of     of Receipt of Home Mortgage Loan Information Document Not Retained by
                                                                                                                                                                                                                 Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Lender)
                                                                                                                                                                                                                 Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Information Document not retained by lender.
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not
                                                                                                                                                                                                                 Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of
                                                                                                                                                                                                                 Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage
                                                                                                                                                                                                                 loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
4439964357 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                           contain either                                                                            Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                       Final Title.                                                                              applicant within three (3) business days of application.
4439609126 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
4439270898 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                         No preliminary                B           B           B           B           B                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        or final title                                                                                                                                                             Business Days From Transaction Date
                                                                                                                       in file.                                                                                                                                                                   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                                                                                                  General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                                                                                                  Transaction Date
4432357555 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
4430545298 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
4428052675 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2005 12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 12/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.
4426390998 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            of 12/XX/2006 used as disbursement date for compliance testing.                  State Compliance - Late charge not allowed per state (NY) - max late
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   charge for NY is 2% - note states 4%
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 for testing was 06/XX/2006.                                                      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 exceeds maximum per state.                                                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4423941066 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 03/XX/2008 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 02/XX/2008 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Required Parties
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 may impact high cost findings.                                                   Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Miscellaneous Compliance - (Doc Error) Initial GFE not provided missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4423706065 XXXXXXXXXX XXXXXXXXXX TX    5/XX/2007  3/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing                                                                                                     -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.
4420267221 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Debt Consolidation                           contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            of 07/XX/2007 used as disbursement date for compliance testing.                  or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Business Days From Transaction Date
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       State Compliance - 4% late charge exceeds 2% maximum per state (NY)
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     same lender refi
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   by borrower.
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4418224118 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2007  2/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
4416825642 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Preliminary or                                                                            of 02/XX/2007 used as disbursement date for compliance testing.                  Provided Timely
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Application Date.                                                                compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   State Compliance - 15 days at 2% is max late payment
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - New York Late Charge Grace Period Testing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4416411622 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Right of Rescission Timing - Note Date used as                                                                               Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Transaction Date
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   State Compliance - 10 day grace period with greater of 5% or $10 late
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     charge is outside parameters of 15 day minimum grace period with
                                                                                                                                                                                                                 missing information.                                                             maximum 5% late charge for 2nd liens in the state of NJ as of
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as          11/27/2003.
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
4416220395 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2006 10/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 practicable time after using credit score.                                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
4413956176 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                              -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Consummation
                                                                                                                       Preliminary or                                                                            application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Required Parties
                                                                                                                                                                                                                 for testing was 09/XX/2006.                                                      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Application
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 missing information.                                                             Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      required parties
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4413363965 XXXXXXXXXX XXXXXXXXXX MD    7/XX/2006  6/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 06/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4412426354 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2006  8/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   State Compliance - PPP Expired. Prepayment charge not allowed per                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date state (NY) -Max Prepayment charge for NY 2nd Lien is none  - note
                                                                                                                                                                                                                 of 09/XX/2006 used as disbursement date for compliance testing.                  states $500.00  Lender is XXXX.
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        State Compliance - 5% late charge exceeds 2% maximum per state (NY).
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   state (NY).
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Application
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 period less than minimum per state.                                              Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 exceeds maximum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Prepayment Penalty Junior Lien: New York
                                                                                                                                                                                                                 Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
4409887766 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 02/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 01/XX/2008 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
4409815612 XXXXXXXXXX XXXXXXXXXX NC    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
4405202875 XXXXXXXXXX XXXXXXXXXX RI    5/XX/2007  5/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 05/XX/2007.                                                      Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         by borrower.
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4399643145 XXXXXXXXXX XXXXXXXXXX AL    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            application date of 03/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 10/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4399180064 XXXXXXXXXX XXXXXXXXXX OH    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of     State Compliance - PPP Expired. Prepayment charge not allowed per                                                                                 -
                                                                          Other                                                                                                                                  Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio state (OH) - No prepayment may be charge on a refinance loan per state
                                                                                                                                                                                                                 Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan   (OH) - note states 1%. Lender is XXXX.
                                                                                                                                                                                                                 Information Document not retained by lender.                                     State Compliance - Ohio Consumer Sales Practices Act (No Documentation
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not of Tangible Net Benefit Analysis)
                                                                                                                                                                                                                 Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the      State Compliance - Ohio Consumer Sales Practices Act (Closing
                                                                                                                                                                                                                 required Closing Disclosure.                                                     Disclosure Not Provided)
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of    State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement
                                                                                                                                                                                                                 Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage     of Receipt of Home Mortgage Loan Information Document Not Retained by
                                                                                                                                                                                                                 loan file does not contain documentation of the analysis of the borrower's       Lender)
                                                                                                                                                                                                                 reasonable tangible net benefit.                                                 Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Penalty:  Loan contains an impermissible prepayment penalty; however Note or     Application
                                                                                                                                                                                                                 Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
4398336327 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          [B] Closing /  Missing both                  B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Unable to determine the under disclosure due to                                                                              -
                                                                          Other                         Title -        the                                                                                       application date located in file.  Compliance tests were run using an            missing the Itemization of Finance Charges.
                                                                                                        Security       Preliminary                                                                               application date of 05/XX/2006 which is X months prior to consummation. A        Federal Compliance - TIL in file indicated to be final, expected
                                                                                                        Instrument is  and Final                                                                                 lookback was performed to determine this application date.  The final date used  funding date same as disbursement and/or note date but is not signed
                                                                                                        not on a       Title.                                                                                    for testing was 12/XX/2005.                                                      or dated by borrower so cannot confirm that borrower received.
                                                                                                        FNMA/FHLMC                                                                                               [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                        form and does                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Prior or equal to Disbursement Date
                                                                                                        not contain                                                                                              if correct TILA rescission form was used.                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        the following                                                                                            [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Business Days From Transaction Date
                                                                                                        clauses:: ___                                                                                            Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 missing information.                                                             Application
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission same lender refi
                                                                                                                                                                                                                 timing requirements.                                                             Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated by borrower.
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4396684961 XXXXXXXXXX XXXXXXXXXX MA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            State Compliance - 3% late charge exceeds the maximum state (MA)                                                                                  -
                                                                          Other                                                                                                                                                                                                                   allowable of the lesser of 10% or $10.
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                                                                                                  Provided Timely
                                                                                                                                                                                                                                                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing
4394931487 XXXXXXXXXX XXXXXXXXXX HI    5/XX/2006  4/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
4393015709 XXXXXXXXXX XXXXXXXXXX WA    8/XX/2008  7/XX/2008    Primary    Refinance UTD                                File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            of 08/XX/2008 used as disbursement date for compliance testing.                  Application
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Application Date.                                                                contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Business Days From Transaction Date
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   State Compliance - Washington Residential Mortgage Loan (Disclosure of
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Material Terms Not Provided)
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date of 07/XX/2008 which is X months prior to consummation. A        same lender refi
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 02/XX/2008.                                                      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Provided Timely
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2008, prior to three (3) business days from transaction date of 08/XX/2008.
                                                                                                                                                                                                                 [B] State Compliance - Washington Residential Mortgage Loan (Disclosure of
                                                                                                                                                                                                                 Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower.
4391267072 XXXXXXXXXX XXXXXXXXXX TX    10/XX/2007 10/XX/2007   Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title                                                                               Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 by closing.                                                                      by borrower.
                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing
4389123540 XXXXXXXXXX XXXXXXXXXX MD    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                        Security                                                                                                 of 05/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Non Same Lender Refinance
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        FNMA/FHLMC                                                                                               application date of 04/XX/2007 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not contain                                                                                              [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        the following                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Application
                                                                                                        clauses:: ___                                                                                            if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      same lender refi
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 missing information.                                                             General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4386673081 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2007  2/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         Application
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 by closing.                                                                      by borrower.
4381795080 XXXXXXXXXX XXXXXXXXXX MA    12/XX/2009 10/XX/2009   Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - Massachusetts Mortgage Lender and Broker Regulation       Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                              -
                                                                                                                                                                                                                 (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker        Consummation
                                                                                                                                                                                                                 Regulation:  File does not contain evidence that analysis of borrower's ability  Federal Compliance - TIL-MDIA - Initial TIL Missing
                                                                                                                                                                                                                 to repay was performed based on verified income, obligations, assets, and/or     State Compliance - Massachusetts Mortgage Lender and Broker Regulation
                                                                                                                                                                                                                 employment using PITI payment based on fully indexed rate and fully amortizing   (Ability to Repay not Verified)
                                                                                                                                                                                                                 payment, if applicable                                                           Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 (Early TIL Disclosure): Initial TIL was not provided to the borrower.            Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   required parties
                                                                                                                                                                                                                 by closing.
4379191677 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably same lender refi
                                                                                                                       Preliminary or                                                                            practicable time after using credit score.                                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Closing / Title - TIL appears to be final but not signed nor initialed lookback was performed to determine this application date.  The final date used  by borrower.
                                                                                                                                                                                                                 for testing was 12/XX/2006.                                                      Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    funding date same as disbursement and/or note date but is not signed lender refi: Original Lender was not able to be determined. Unable to determine  or
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Required Parties
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     Application
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4376064185 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                        Security                                                                                                 of 04/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Non Same Lender Refinance
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        FNMA/FHLMC                                                                                               application date of 03/XX/2008 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                        not contain                                                                                              [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        the following                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        clauses:: ___                                                                                            if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 may impact high cost findings.                                                   same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 missing information.                                                             compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4375530598 XXXXXXXXXX XXXXXXXXXX GA    3/XX/2007  2/XX/2007    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan:       Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                       contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    State Compliance - 10% late charge exceeds 5% maximum per state (GA)
                                                                                                                       Preliminary or                                                                            grace period of less than ten (10) days.                                         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4365482350 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided  Business Days From Transaction Date
                                                                                                                                                                                                                 to borrower at application.                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Provided Timely
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
4363951761 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable State Compliance - New York Late Charge Percent Testing                                                                                           -
                                                                          Other                                        contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     State Compliance - New York Late Charge Grace Period Testing
                                                                                                                       Preliminary or                                                                            Application Date.                                                                Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Application
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Provided Timely
                                                                                                                                                                                                                 for testing was 04/XX/2006.                                                      Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 period less than minimum per state.                                              compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
4362455465 XXXXXXXXXX XXXXXXXXXX IN    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
4361478735 XXXXXXXXXX XXXXXXXXXX OK    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                         "File does not                B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                        contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.                                        Application
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
4357493026 XXXXXXXXXX XXXXXXXXXX MA    8/XX/2005  6/XX/2005    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] State Compliance - Massachusetts Prepayment Penalty: Massachusetts           State Compliance - PPP Expired. Prepayment charge not allowed per                                                                                 -
                                                                                                                       contain either                                                                            Prepayment Penalty:  Loan contains an impermissible prepayment penalty of        state {MA) - max prepayment charge for MA ARM loan is 0%- note states
                                                                                                                       Preliminary or                                                                            greater than 3 months interest.                                                  $350 during the first 5 years. Lender is XXXX.
                                                                                                                       Final Title
4356169222 XXXXXXXXXX XXXXXXXXXX MA    4/XX/2006  3/XX/2006    Primary    Purchase                                     File does not                 A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                                                                       contain either
                                                                                                                       Preliminary or
                                                                                                                       Final Title.
4354924150 XXXXXXXXXX XXXXXXXXXX TX    12/XX/2006 11/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4353443412 XXXXXXXXXX XXXXXXXXXX TX    4/XX/2006  3/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 03/XX/2006 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
4350786252 XXXXXXXXXX XXXXXXXXXX CO    6/XX/2002  5/XX/2002    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 06/XX/2002 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2002, prior to three (3) business days from transaction date of 06/XX/2002.
4350712310 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Evidence of disbursement date missing from file.                                                                             -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Evidence of disbursement date missing from file.
                                                                                                                                                                                                                 of 03/XX/2007 used as disbursement date for compliance testing.                  State Compliance - Late charge of 5% exceeds maximum of 2% for NY.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - 11 day grace period less than 15 day per state
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            (NY).
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 for testing was 09/XX/2006.                                                      Application
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 period less than minimum per state.                                              same lender refi
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Miscellaneous Compliance - (Doc Error) Initial GFE not provided lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
4350266211 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Provided Timely
                                                                                                                                                                                                                 (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing    Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
4349110314 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine   Federal Compliance - Missing Initial Loan Application Test                                                                                        Late Charge
                                                                          Other                                        contain either                                                                            if loan contains an impermissible late charge due to missing information.        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                       Final Title                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date State Compliance - PPP Expired. Prepayment charge not allowed per
                                                                                                                                                                                                                 of 07/XX/2004 used as disbursement date for compliance testing.                  state (NJ) - max prepayment charge for NJ ARM loan is 0% - note states
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   $250. Lender is XXXX
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date of 06/XX/2004 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 for testing was 01/XX/2004.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4346328503 XXXXXXXXXX XXXXXXXXXX MD    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 02/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4345524828 XXXXXXXXXX XXXXXXXXXX PA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 02/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Non Same Lender Refinance
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 01/XX/2006 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Missing
                                                                                                                                                                                                                 Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 information.                                                                     same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 timing requirements.                                                             Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4343926549 XXXXXXXXXX XXXXXXXXXX SC    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - South Carolina Home Loan (Complaint Agency                                                                                     -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Disclosure Not Provided)
                                                                                                                                                                                                                 application date of 01/XX/2008 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 for testing was 08/XX/2007.                                                      Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
4342696750 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Federal Compliance - TIL in file indicated to be final, expected                                                                       Yes        TR HUD
                                                                          Other                                        contain either                                                                            For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  funding date same as disbursement and/or note date but is not signed                                                                              Deficiency (UAL
                                                                                                                       Preliminary or                                                                            applicable Federal, State or Local compliance testing.                           or dated by borrower so cannot confirm that borrower received.                                                                                    State)
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 timing requirements.                                                             Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Used For Fee Testing
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4342614532 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
4333565811 XXXXXXXXXX XXXXXXXXXX RI    11/XX/2006 10/XX/2006   Primary    Purchase                                                                   B           B           B           B           B                                                                                            Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                                                                                                                                                                                                                  General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing initial applications
                                                                                                                                                                                                                                                                                                  Federal Compliance - Facta not in file
4331540618 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Notice of Right to Cancel Missing                                                                                            Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Federal Compliance - Property Type Not Provided
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 of 02/XX/2007 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4330718403 XXXXXXXXXX XXXXXXXXXX CO    8/XX/2005  7/XX/2005    UTD        Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 application date of 07/XX/2005 which is X months prior to consummation. A        Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.                                 results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
4325710369 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
4323261131 XXXXXXXXXX XXXXXXXXXX SC    9/XX/2006  8/XX/2006    Investment Refinance Cash-out -                                                       B           B           B           B           B                                                                                            State Compliance - Verified- exceeds NC max is 4%, this loan at 5%                                                                                -
                                                                          Other                                                                                                                                                                                                                   Federal Compliance - Missing Initial Loan Application Test
4323127954 XXXXXXXXXX XXXXXXXXXX WI    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Debt Consolidation                           contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       Preliminary or                                                                            of 10/XX/2006 used as disbursement date for compliance testing.                  Business Days From Transaction Date
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Application
                                                                                                                                                                                                                 for testing was 04/XX/2006.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
4321110250 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2003  5/XX/2003    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                       Preliminary or                                                                            of 06/XX/2003 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Business Days From Transaction Date
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            State Compliance - Late charge is a dollar amount
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   state NY
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 05/XX/2003 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 period less than minimum per state.                                              compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Unable to determine contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 if late charge exceeds state maximum due to missing information.                 Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2003, prior to three (3) business days from transaction date of 06/XX/2003.
4315782464 XXXXXXXXXX XXXXXXXXXX MT    2/XX/2008  1/XX/2008    Primary    Purchase                                                                   D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee      State Compliance - Late charge of 4% or $54, exceeds the maximum $50   SELLER - GENERAL COMMENT GENERAL COMMENT                        No         TNR Testing Not
                                                                                                                                                                                                                 Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal,  allowed per State (MT).  Lender is XXXX.                               (2019-09-16): Unable to  (2019-09-16): Unable to                           Required
                                                                                                                                                                                                                 State or Local compliance testing.                                               Federal Compliance - RESPA Disclosure - Affiliated Business            procure                  procure
                                                                                                                                                                                                                 [B] State Compliance - Montana Late Charge Percent and Amount Testing: Note late Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Fee Testing
                                                                                                                                                                                                                 applicant within three (3) business days of application.
4315603328 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
4315347180 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2006 9/XX/2006    Primary    Refinance UTD                                File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Missing Initial Loan Application Test                                                                                        Late Charge
                                                                                                                       contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        State Compliance - Minimum grace period for NJ is 15 days - note
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       states 10 days.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4315340662 XXXXXXXXXX XXXXXXXXXX AZ    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Property Type Not Provided
                                                                                                                       Preliminary or                                                                            of 05/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 04/XX/2006 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a lookback was performed to determine this application date.  The final date used  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 for testing was 11/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4309878548 XXXXXXXXXX XXXXXXXXXX MA    4/XX/2008  1/XX/2008    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA     Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                       contain either                                                                            Credit Score Disclosure was provided due to missing information.                 funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            [B] State Compliance - Massachusetts Mortgage Lender and Broker Regulation       or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title                                                                               (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker        State Compliance - Massachusetts MLBR (Missing Data) Document Type Not
                                                                                                                                                                                                                 Regulation:  File does not contain evidence that analysis of borrower's ability  Provided
                                                                                                                                                                                                                 to repay was performed based on verified income, obligations, assets, and/or     State Compliance - Massachusetts Mortgage Lender and Broker Regulation
                                                                                                                                                                                                                 employment using PITI payment based on fully indexed rate and fully amortizing   (Ability to Repay not Verified)
                                                                                                                                                                                                                 payment, if applicable                                                           Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not       Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to       Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 determine if the borrower was required to provide a signed statement disclosing  Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 their income due to missing document type.                                       by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4307173573 XXXXXXXXXX XXXXXXXXXX VA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
4306883542 XXXXXXXXXX XXXXXXXXXX MN    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                           contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Federal Compliance - FACTA Disclosure Missing
                                                                                                                       Final Title.                                                                              Act: Notice of Right to Cancel was not provided.                                 Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4306621556 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Missing Initial Loan Application Test                                                                                        Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 of 11/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - 10 day grace period less than 15 day minimum per
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            state (NJ.)
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4303767903 XXXXXXXXXX XXXXXXXXXX MA    7/XX/2009  6/XX/2009    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            [B] State Compliance - Massachusetts Mortgage Lender and Broker Regulation       or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title.                                                                              (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker        State Compliance - Massachusetts Mortgage Lender and Broker Regulation
                                                                                                                                                                                                                 Regulation:  File does not contain evidence that analysis of borrower's ability  (Ability to Repay not Verified)
                                                                                                                                                                                                                 to repay was performed based on verified income, obligations, assets, and/or     Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 employment using PITI payment based on fully indexed rate and fully amortizing   Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 payment, if applicable                                                           Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  by borrower.
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4301730921 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2006  8/XX/2006    Investment Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Property Type Not Provided                                                                                                   -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            of 09/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
4298812638 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                        Security                                                                                                 of 02/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                        FNMA/FHLMC                                                                                               application date of 01/XX/2008 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        not contain                                                                                              [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                        the following                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        clauses:: ___                                                                                            if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4298704699 XXXXXXXXXX XXXXXXXXXX MA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            of 04/XX/2007 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title.                                                                              [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Federal Compliance - Notice of Right to Cancel Missing file of document or worksheet indicating how the lender determined that the home State Compliance - Grace period not allowed per state (MA) - min grace
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              period for MA is 15 days - note states 10.
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 Note grace period less than minimum per state.                                   Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4297612450 XXXXXXXXXX XXXXXXXXXX NM    2/XX/2007  1/XX/2007    Investment Purchase                                                                   B           B           B           B           B                                                                                            Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
4296381830 XXXXXXXXXX XXXXXXXXXX CT    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                       a Preliminary                                                                             application date of 01/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       or Final                                                                                  lookback was performed to determine this application date.  The final date used
                                                                                                                       Title.                                                                                    for testing was 01/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
4295190876 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2006  8/XX/2006    Primary    Purchase                                                                   D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Federal Compliance - Missing Initial Loan Application No Fees                                                                          Yes        TR
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable      Federal Compliance - TILA - Final TIL Missing                                                                                                     Indeterminable
                                                                                                                                                                                                                 Federal, State or Local compliance testing is unreliable.                        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 of 09/XX/2006 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an         Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation.  A       Testing
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                 for testing was 03/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4295052262 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing                                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure.                          Miscellaneous Compliance - (Doc Error) Initial GFE not provided
4292269378 XXXXXXXXXX XXXXXXXXXX PA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 09/XX/2006 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
4290242118 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
4287555109 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                                                                                                      Business Days From Transaction Date
                                                                                                                                                                                                                                                                                                  State Compliance - 5% late fee exceeds the 2% maximum per state (NY).
                                                                                                                                                                                                                                                                                                  State Compliance - 10 day grace period is less than the 15 day minimum per state (NY)..
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                                                                                                  Provided Timely
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                                                                                                  General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
4284386828 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2006  8/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
4281593306 XXXXXXXXXX XXXXXXXXXX CO    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Colorado Consumer Credit Code (Co-Signer Disclosure Not   State Compliance - Colorado Consumer Credit Code (Choice of Insurance                                                                             -
                                                                          Debt Consolidation                                                                                                                     Provided): Colorado Consumer Credit Code: Co-signer/guarantor signed the         and Cost of Insurance Disclosure Not Provided)
                                                                                                                                                                                                                 security instrument without receiving a written notice that informs them of      State Compliance - Colorado Consumer Credit Code (Co-Signer Disclosure
                                                                                                                                                                                                                 their obligations under the loan.                                                Not Provided)
                                                                                                                                                                                                                 [B] State Compliance - Colorado Consumer Credit Code (Choice of Insurance and    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Cost of Insurance Disclosure Not Provided): Colorado Consumer Credit Code:       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Borrower not provided a written statement setting forth the cost of homeowners   Application
                                                                                                                                                                                                                 insurance if obtained from lender and that borrower may choose insurance provider.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
4281544543 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2005  1/XX/2005    Primary    UTD UTD                                      File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            of 02/XX/2005 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4279263820 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Non Same Lender Refinance
                                                                                                                                                                                                                 application date of 04/XX/2006 which is X months prior to consummation. A        Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Miscellaneous Compliance - (Doc Error) Initial GFE not provided missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4278976078 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -                                                       C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine   Federal Compliance - Notice of Right to Cancel Missing                                                                                            Late Charge
                                                                          Other                                                                                                                                  if loan contains an impermissible late charge due to missing information.        Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of 04/XX/2004 used as disbursement date for compliance testing.                  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4273309640 XXXXXXXXXX XXXXXXXXXX PA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 10/XX/2006 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Required Parties
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Business Days From Transaction Date
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4273102005 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.
                                                                                                                       Final Title
4269844198 XXXXXXXXXX XXXXXXXXXX PA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 10/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Business Days From Transaction Date
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 09/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    same lender refi
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4268002985 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Right of Rescission Timing - Receipt Date Missing                                                                            -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Required Parties
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 06/XX/2006 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 may impact high cost findings.                                                   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4267841800 XXXXXXXXXX XXXXXXXXXX MN    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 06/XX/2006 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
4267638553 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 03/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Underdisclosure due to daily simple monthly
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  payment calculation.
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 practicable time after using credit score.                                       same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Required Parties
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 missing information.                                                             General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      by borrower.
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4267014193 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: State Compliance - California Primary Residence Late Charge Percent                                                                               -
                                                                          Other                                        contain either                                                                            Unable to determine if late charge exceeds state maximum due to missing          Testing
                                                                                                                       Preliminary or                                                                            information.                                                                     Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Provided Timely
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 of 04/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Application Date.                                                                General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4264751354 XXXXXXXXXX XXXXXXXXXX OH    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                        Security                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                        Instrument is                                                                                            lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 for testing was 02/XX/2006.
                                                                                                        FNMA/FHLMC                                                                                               [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                        form and does                                                                                            Act: Notice of Right to Cancel was not provided.
                                                                                                        not contain                                                                                              [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                        the following
                                                                                                        clauses:: ___
4264240598 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - TILA HELOC - Important Terms Disclosure Not                                                                                  Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Provided Timely
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Business Days From Transaction Date
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 of 02/XX/2007 used as disbursement date for compliance testing.                  same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 practicable time after using credit score.                                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Arrangement Disclosure Missing
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
4261500488 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                                        REVIEWER -     B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: State Compliance - California Primary Residence Late Charge Percent    SELLER - GENERAL COMMENT GENERAL COMMENT                                   -
                                                                          Other                                                       GENERAL                                                                    Unable to determine if late charge exceeds state maximum due to missing          Testing                                                                (2019-09-30): Deny,      (2019-09-30): Deny,
                                                                                                                                      COMMENT                                                                    information.                                                                     Federal Compliance - (Missing Data) Unable to determine if loan is a   please see attached      please see attached
                                                                                                                                      (2019-09-30):                                                              [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       same lender refi                                                       image of recorded        image of recorded
                                                                                                                                      Exception                                                                  (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Federal Compliance - HELOC Fees Used For Testing                       subject mortgage         subject mortgage
                                                                                                                                      stands.                                                                    Fees from Itemization used in any federal, state, and local high cost testing                                                                           (recorded 6/XX/2004      (recorded 6/XX/2004
                                                                                                                                      Trailing                                                                   [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same                                                                           INST#: XXXX)             INST#: XXXX)
                                                                                                                                      documents                                                                  lender refi: Original Lender was not able to be determined. Unable to determine                                                                         REVIEWER - GENERAL
                                                                                                                                      provided                                                                   if correct TILA rescission form was used.                                                                                                               COMMENT (2019-09-30):
                                                                                                                                      contained the                                                                                                                                                                                                                      Exception stands.
                                                                                                                                      security                                                                                                                                                                                                                           Trailing documents
                                                                                                                                      instrument,                                                                                                                                                                                                                        provided contained the
                                                                                                                                      not the final                                                                                                                                                                                                                      security instrument, not
                                                                                                                                      1003.                                                                                                                                                                                                                              the title policy.
4261389148 XXXXXXXXXX XXXXXXXXXX OR    1/XX/2006  12/XX/2005   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
4261350631 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2005 11/XX/2005   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
4260072954 XXXXXXXXXX XXXXXXXXXX NE    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                                                                                                      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
4258856111 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - 5% late charge exceeds the 2% maximum per state of                                                                             -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an            NY.
                                                                                                                       Preliminary or                                                                            application date of 07/XX/2006 which is X months prior to consummation. A        State Compliance - 11 days grace period is less than the 15 days
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  minimum per state of NY.
                                                                                                                                                                                                                 for testing was 02/XX/2006.                                                      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 period less than minimum per state.                                              Application
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 exceeds maximum per state.                                                       same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
4256848931 XXXXXXXXXX XXXXXXXXXX ME    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            of 07/XX/2005 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4256067671 XXXXXXXXXX XXXXXXXXXX PA    5/XX/2008  4/XX/2008    Primary    Refinance UTD                                                              D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Federal Compliance - Notice of Right To Cancel Not Provided to All     REVIEWER - GENERAL       GENERAL COMMENT                        Yes        TR
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable      Required Parties                                                       COMMENT (2019-09-18):    (2019-09-18): Unable to                           Indeterminable
                                                                                                                                                                                                                 Federal, State or Local compliance testing is unreliable.                        Federal Compliance - Right of Rescission Timing - Receipt Date Missing Unable to procure.       procure.
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business            SELLER - GENERAL COMMENT
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of          (2019-09-18): Unable to
                                                                                                                                                                                                                 of 05/XX/2008 used as disbursement date for compliance testing.                  Application                                                            procure.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an         same lender refi
                                                                                                                                                                                                                 application date of 04/XX/2008 which is X months prior to consummation.  A       Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 lookback was performed to determine this application date. Due to missing HUD-1  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 or Closing Disclosure, no fees were used in testing.                             Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Testing if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4251197034 XXXXXXXXXX XXXXXXXXXX PA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       preliminary or                                                                            application date of 05/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       final title.                                                                              lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 12/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4246505762 XXXXXXXXXX XXXXXXXXXX CT    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Right of Rescission Timing - Receipt Date Missing                                                                            -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 of 09/XX/2005 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 application date of 08/XX/2005 which is X months prior to consummation. A        Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Non Same Lender Refinance
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Business Days From Transaction Date
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Application
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      same lender refi
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 timing requirements.                                                             Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4244552419 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Home Improvement                                                                                                                       Creditor did not provide FACTA Credit Score Disclosure.                          State Compliance - Late charge not allowed per state (NY) - max late
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   charge for NY is 2% - note states $15.  This may or may not be
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            applicable based on HELOC UPB.
                                                                                                                                                                                                                 application date of 06/XX/2006 which is X months prior to consummation. A        State Compliance - Ten (10) day grace period for the late charge does
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       not conform with 15 day minimum per state (NY) Regs.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 period less than minimum per state.                                              Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Application
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    same lender refi
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - FACTA Disclosure Missing if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
4242649140 XXXXXXXXXX XXXXXXXXXX MA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Payment stream under disclosure due to daily                                                                                 -
                                                                          Debt Consolidation                           contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date simple interest.
                                                                                                                       Preliminary or                                                                            of 04/XX/2007 used as disbursement date for compliance testing.                  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Final Title.                                                                              [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Required Parties
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 for testing was 10/XX/2006.                                                      Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  State Compliance - 4% late charge exceeds 3% maximum per state (MA).
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Application
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   same lender refi
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Closing / Title - TIL appears to be final but is not signed nor
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     initialed by borrower.
                                                                                                                                                                                                                 compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4242307631 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - New York Prepayment Penalty Junior Lien: New York         State Compliance - New York Prepayment Penalty Junior Lien                                                                                        -
                                                                          Debt Consolidation                                                                                                                     Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 loan.                                                                            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
4236128752 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                          Debt Consolidation                           contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Unable to determine under disclosure due to
                                                                                                                       Preliminary or                                                                            of 03/XX/2007 used as disbursement date for compliance testing.                  missing the TIL itemization of amount financed.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Consummation
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Prior or equal to Disbursement Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Required Parties
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 for testing was 09/XX/2006.                                                      Business Days From Transaction Date
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 exceeds maximum per state.                                                       State Compliance - 4% late charge exceeds 2% maximum for NY.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 testing may be impacted.                                                         Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 missing information.                                                             contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission by borrower.
                                                                                                                                                                                                                 timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4234531527 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                                                                                                                                 of 08/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Prior or equal to Disbursement Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Application
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
4233138329 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2004  12/XX/2003   Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine   Federal Compliance - Property Type Not Provided                                                                                                   Late Charge
                                                                          Other                                        contain either                                                                            if loan contains an impermissible late charge due to missing information.        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title.                                                                              Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 12/XX/2003 which is X months prior to consummation. A        State Compliance - Flat $15 late charge is outside parameters of
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       maximum 5% for 2nd lien in the state of NJ.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4232009587 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2008 9/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   State Compliance - New York Late Charge Percent Testing                                                                                           -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date State Compliance - New York Late Charge Grace Period Testing
                                                                                                                                                                                                                 of 10/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Business Days From Transaction Date
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Provided Timely
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - RTC was not dated by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 application date of 09/XX/2008 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 for testing was 04/XX/2008.                                                      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2008, prior to three (3) business days from transaction date of 10/XX/2008.
4231396437 XXXXXXXXXX XXXXXXXXXX NM    2/XX/2007  1/XX/2007    UTD        UTD UTD                                                                    D           D           D           D           D                                                                                            Federal Compliance - Payoff Statement Missing                                                                                          UTD        Indeterminable
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA - Final TIL Missing                                                                                                     (UAL State)
                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                                                                                                  Transaction Date
                                                                                                                                                                                                                                                                                                  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - County Name Missing
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                  General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                  State Compliance - New Mexico Tangible Net Benefit Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                                                                                                  Testing
4227274060 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 05/XX/2004 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2004, prior to three (3) business days from transaction date of 05/XX/2004.
4224425512 XXXXXXXXXX XXXXXXXXXX TN    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
4221049973 XXXXXXXXXX XXXXXXXXXX MI    6/XX/2006  5/XX/2006    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                        Security                                                                                                 application date of 05/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        Instrument is                                                                                            lookback was performed to determine this application date.  The final date used
                                                                                                        not on a                                                                                                 for testing was 12/XX/2005.
                                                                                                        FNMA/FHLMC                                                                                               [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                        form and does
                                                                                                        not contain
                                                                                                        the following
                                                                                                        clauses:: ___
4218541380 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                           contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            of 09/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Property Type Not Provided
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 for testing was 03/XX/2007.                                                      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 may impact high cost findings.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4216907582 XXXXXXXXXX XXXXXXXXXX PA    4/XX/2008  3/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Required Parties
                                                                                                                                                                                                                 application date of 03/XX/2008 which is X months prior to consummation. A        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Application
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      same lender refi
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 missing information.                                                             contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4213161098 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA     Federal Compliance - FACTA Disclosure Missing                                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Credit Score Disclosure was provided due to missing information.                 Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Application
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      same lender refi
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
4210731721 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Final TIL final payment does not match calculated                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date final payment due to DSI.
                                                                                                                       Preliminary or                                                                            of 07/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Required Parties
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 06/XX/2006 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 for testing was 01/XX/2006.                                                      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Application
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     same lender refi
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 missing information.                                                             Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      by borrower
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4210105477 XXXXXXXXXX XXXXXXXXXX IL    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4209312369 XXXXXXXXXX XXXXXXXXXX MD    7/XX/2003  6/XX/2003    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 06/XX/2003 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 for testing was 01/XX/2003.                                                      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            contract sales price or original loan amount, whichever applies.
4207638674 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 02/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 01/XX/2008 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
4206149875 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
4205130489 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                          -
                                                                          Debt Consolidation                                                                                                                     Act (HELOC): HELOC Brochure not provided to borrower.
4204333349 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            practicable time after using credit score.                                       contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            by borrower.
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        Federal Compliance - TIL in file indicated to be final, expected lookback was performed to determine this application date.  The final date used  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 for testing was 02/XX/2007.                                                      or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Required Parties
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     same lender refi
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4202430384 XXXXXXXXXX XXXXXXXXXX SC    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                           contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            of 01/XX/2008 used as disbursement date for compliance testing.                  Application
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 12/XX/2007 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Business Days From Transaction Date
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Disclosure Not Provided)
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
4198985742 XXXXXXXXXX XXXXXXXXXX IL    1/XX/2007  12/XX/2006   Investment Purchase                                                                   B           B           B           B           B                                                                                            Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing
4198790057 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2006  12/XX/2005   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
4198208872 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2007  1/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - New York Prepayment Penalty Junior Lien                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        State Compliance - New York Late Charge Grace Period Testing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 period less than minimum per state.                                              Application
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 exceeds maximum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Prepayment Penalty Junior Lien: New York
                                                                                                                                                                                                                 Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
4196436174 XXXXXXXXXX XXXXXXXXXX PA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 01/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Miscellaneous Compliance - (Doc Error) Initial GFE not provided if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
4194125064 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   State Compliance - PPP expired. $500 PPP within the first 36 months is                                                                            -
                                                                          Other                                                                                                                                  Act (HELOC): HELOC Brochure not provided to borrower.                            not allowed on subordinate financing per State (NY).  Lender is XXXX.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Prior or equal to Disbursement Date
                                                                                                                                                                                                                 [B] State Compliance - New York Prepayment Penalty Junior Lien: New York         State Compliance - 5% late charge exceeds 2% maximum allowed per State
                                                                                                                                                                                                                 Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien     (NY).
                                                                                                                                                                                                                 loan; however Note or Prepay Addendum provides specific language that prepay     Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
4193933221 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2005 11/XX/2005   UTD        Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                                                                                                  Provided Timely
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                                                                                                  Federal Compliance - UTD
                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
4193133437 XXXXXXXXXX XXXXXXXXXX GA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Required Parties
                                                                                                                       Preliminary or                                                                            application date of 12/XX/2006 which is X months prior to consummation. A        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 for testing was 07/XX/2006.                                                      same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Closing / Title - TIL appears to be final but not signed nor initialed lender refi: Original Lender was not able to be determined. Unable to determine  by borrower.
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  or dated by borrower so cannot confirm that borrower received
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4192245899 XXXXXXXXXX XXXXXXXXXX CO    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] State Compliance - Colorado Consumer Credit Code (Co-Signer Disclosure Not   State Compliance - Colorado Consumer Credit Code (TILA and Reg Z                                                                                  -
                                                                          Debt Consolidation                           contain either                                                                            Provided): Colorado Consumer Credit Code: Co-signer/guarantor signed the         Disclosures Not Provided)
                                                                                                                       Preliminary or                                                                            security instrument without receiving a written notice that informs them of      State Compliance - Colorado Consumer Credit Code (Choice of Insurance
                                                                                                                       Final Title                                                                               their obligations under the loan.                                                and Cost of Insurance Disclosure Not Provided)
                                                                                                                                                                                                                 [B] State Compliance - Colorado Consumer Credit Code (Choice of Insurance and    State Compliance - Colorado Consumer Credit Code (Co-Signer Disclosure
                                                                                                                                                                                                                 Cost of Insurance Disclosure Not Provided): Colorado Consumer Credit Code:       Not Provided)
                                                                                                                                                                                                                 Borrower not provided a written statement setting forth the cost of homeowners   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 insurance if obtained from lender and that borrower may choose insurance         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 provider.                                                                        Application
                                                                                                                                                                                                                 [B] State Compliance - Colorado Consumer Credit Code (TILA and Reg Z Disclosures
                                                                                                                                                                                                                 Not Provided): Colorado Consumer Credit Code:  Lender did not provide all TILA and Reg. Z disclosures (even for loan class exempt from TILA requirements).
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
4185767051 XXXXXXXXXX XXXXXXXXXX OH    8/XX/2006  7/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Notice of Right to Cancel Missing for testing was 02/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4182088368 XXXXXXXXXX XXXXXXXXXX MA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
4176326164 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 06/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable same lender refi
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Provided Timely
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 05/XX/2006 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
4175236548 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 09/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Application
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 may impact high cost findings.                                                   Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4171539000 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 05/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4164585916 XXXXXXXXXX XXXXXXXXXX MA    6/XX/2007  5/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 06/XX/2007 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
4164268498 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2007  4/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
4162882748 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2006  6/XX/2006    Primary    Purchase                                     File does not                 D           D           D           D           D                                                                                            Federal Compliance - TILA - Final TIL Missing                                                                                          Yes        TR Note
                                                                                                                       contain either                                                                                                                                                             Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   Deficiency
                                                                                                                       Preliminary or                                                                                                                                                             Federal Compliance - (Missing Data) Late Charge
                                                                                                                       Final Title                                                                                                                                                                Closing / Title - Missing Document: Note - Subject Lien not provided
4159624154 XXXXXXXXXX XXXXXXXXXX AZ    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 07/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 06/XX/2006 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
4157302658 XXXXXXXXXX XXXXXXXXXX MA    1/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Debt Consolidation                                                                                                                     Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Non Same Lender Refinance file of document or worksheet indicating how the lender determined that the home State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
4154670755 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Non Same Lender Refinance
                                                                                                                                                                                                                 of 05/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 04/XX/2006 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
4152498333 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
4152473344 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Application
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    compliance tests requiring an LTV were run off an assumed value of a lender refi: Original Lender was not able to be determined. Unable to determine  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
4151568317 XXXXXXXXXX XXXXXXXXXX OR    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
4150406208 XXXXXXXXXX XXXXXXXXXX AZ    6/XX/2006  5/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4150239628 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
4147982787 XXXXXXXXXX XXXXXXXXXX PA    12/XX/2005 11/XX/2005   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 12/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 11/XX/2005 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.
4147979153 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 of 09/XX/2006 used as disbursement date for compliance testing.                  or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        Federal Compliance - TIL in file indicated to be final, expected lookback was performed to determine this application date.  The final date used  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 for testing was 03/XX/2006.                                                      or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Application Date.                                                                Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     by borrower.
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4147388915 XXXXXXXXXX XXXXXXXXXX MA    5/XX/2006  4/XX/2006    UTD        UTD UTD                                      File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date State Compliance - 10 day grace period less than 15 day minimum per
                                                                                                                       Preliminary or                                                                            of 05/XX/2006 used as disbursement date for compliance testing.                  state (MA).
                                                                                                                       Final Title.                                                                              [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Tangible Net Benefit Worksheet Not in File file of document or worksheet indicating how the lender determined that the home Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Note grace period less than minimum per state.                                   Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 04/XX/2006 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4143663401 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2006  5/XX/2006    Primary    Purchase                                                                   B           B           B           B           B                                                                                            Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
4136276881 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                                                                                                                  lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi if correct TILA rescission form was used.
4135194023 XXXXXXXXXX XXXXXXXXXX IN    8/XX/2006  8/XX/2006    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
4134497127 XXXXXXXXXX XXXXXXXXXX MA    3/XX/2006  3/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    State Compliance - Massachusetts Home Loan - Borrower's Interest                                                                                  -
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Tangible Net Benefit Worksheet Not in File file of document or worksheet indicating how the lender determined that the home Federal Compliance - Payoff Statement Missing loan is in the borrower's interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
4134306824 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Refinance UTD                                File does not                 B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                                                                       contain either                                                                            Unable to determine if late charge exceeds state maximum due to missing          Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            information.                                                                     State Compliance - California Primary Residence Late Charge Percent
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Testing
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 of account opening.                                                              Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     same lender refi
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 Application Date.                                                                Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
4132722731 XXXXXXXXXX XXXXXXXXXX UT    11/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        State Compliance - PPP Expired. Prepayment charge allowed per state                                                                               -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          (UT) - max prepayment charge for Utah has no statutes or regulations
                                                                                                                                                                                                                 [B] State Compliance - Utah Prepayment Penalty Test: Utah Prepayment Penalty:    addressing prepayment provisions in second mortgages other than those
                                                                                                                                                                                                                 Junior lien loan contains a prepayment penalty without offering the borrower the applicable under the Utah Consumer Credit Code 121 and those option of a loan without a prepayment penalty or a  loan containing a prepayment applicable to a high-cost mortgage - note states $350 early
                                                                                                                                                                                                                 penalty with rate/fees lower than the loan without prepay.                       termination fee within first 60 months. Lender is XXXX.
                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing
4132013894 XXXXXXXXXX XXXXXXXXXX GA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other
4131906576 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            of 07/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Provided Timely
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4131327709 XXXXXXXXXX XXXXXXXXXX MA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   State Compliance - 5% late charge exceeds 3% maximum per state (MA.)                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Disbursement Date Missing
                                                                                                                       Preliminary or                                                                            of 08/XX/2005 used as disbursement date for compliance testing.                  State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Application Date.                                                                State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    state (MA.)
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Provided Timely
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount
                                                                                                                                                                                                                 Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4122301687 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2005  12/XX/2004   Primary    UTD UTD                                                                    B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Application Date.                                                                contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Provided Timely
                                                                                                                                                                                                                 application date of 12/XX/2004 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4118709793 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                                                                                                                                                                                                      same lender refi
4117235170 XXXXXXXXXX XXXXXXXXXX MD    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Notice of Right to Cancel Expiration Date                                                                               -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Prior or equal to Disbursement Date
                                                                                                                                                                                                                 of 12/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Business Days From Transaction Date
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
4113547174 XXXXXXXXXX XXXXXXXXXX SC    7/XX/2007  7/XX/2007    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      State Compliance - South Carolina Home Loan (Complaint Agency                                                                                     -
                                                                                                                       contain either                                                                            Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Disclosure Not Provided)
                                                                                                                       Preliminary or                                                                            Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                       Final Title                                                                               applicant within three (3) business days of application.                         Consummation
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 specifying the agency designated to receive complaints or inquiries about the    Application
                                                                                                                                                                                                                 origination and making of the loan.                                              Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         by borrower.
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4109938276 XXXXXXXXXX XXXXXXXXXX PA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            of 09/XX/2006 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 practicable time after using credit score.                                       or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Prior or equal to Disbursement Date
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 lender refi: Original Lender was not able to be determined. Unable to determine  Business Days From Transaction Date
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     same lender refi
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         by borrower.
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4102078192 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2007 8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - no payoff                                                                                                                    -
                                                                          Debt Consolidation                                                                                                                     Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
4101733261 XXXXXXXXXX XXXXXXXXXX SC    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Property Type Not Provided
                                                                                                                       Preliminary or                                                                            application date of 06/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 for testing was 01/XX/2006.                                                      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 testing may be impacted.                                                         State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Disclosure Not Provided)
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4100414931 XXXXXXXXXX XXXXXXXXXX TX    10/XX/2006 9/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4099677334 XXXXXXXXXX XXXXXXXXXX MA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Federal Compliance - Notice of Right to Cancel Missing file of document or worksheet indicating how the lender determined that the home State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4099625386 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2002 9/XX/2002    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            Act (HELOC): HELOC Brochure not provided to borrower.                            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title                                                                               in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date of 09/XX/2002 which is X months prior to consummation. A        same lender refi
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2002, prior to three (3) business days from transaction date of 10/XX/2002.
4098425024 XXXXXXXXXX XXXXXXXXXX UT    5/XX/2007  4/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
4093745636 XXXXXXXXXX XXXXXXXXXX SC    7/XX/2006  6/XX/2006    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                                                                       contain either                                                                            Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            signature on Affiliated Business Arrangement Disclosure.                         contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                              [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document       by borrower.
                                                                                                                                                                                                                 specifying the agency designated to receive complaints or inquiries about the    Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 origination and making of the loan.                                              funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than      or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 0.125%: Truth In Lending Act:  Final TIL APR of X.XX% is underdisclosed from     Federal Compliance - Unable to determine reason for underdisclosure
                                                                                                                                                                                                                 calculated APR of X.XX% outside of 0.125% tolerance.                             due to missing TIL Itemization of Amount Financed.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Federal Compliance - Unable to determine reason for underdisclosure
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated due to missing TIL Itemization of Amount Financed.
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.                                    State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Disclosure Not Provided)
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 by closing.                                                                      Affiliated Business Arrangement Disclosure
4093023271 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2002 9/XX/2002    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 09/XX/2002 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    same lender refi
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
4089002816 XXXXXXXXXX XXXXXXXXXX ID    12/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8                                                                             -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)
                                                                                                                                                                                                                 [B] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock       Federal Compliance - Unable to determine reason for underdisclosure
                                                                                                                                                                                                                 Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate          due to missing Itemization of Amount Financed.
                                                                                                                                                                                                                 Lock-In/Float Disclosure not provided to borrower.                               State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Agreement Not Provided)
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used
                                                                                                                                                                                                                 on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
4087004280 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
4085110168 XXXXXXXXXX XXXXXXXXXX WV    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                         Final title                   B           B           B           B           B                                                                                            Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                           policy is                                                                                                                                                                  same lender refi
                                                                                                                       missing                                                                                                                                                                    Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                  Business Days From Transaction Date
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - Good Faith Estimate is not not provided for initial
4084486162 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
4079623927 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2006  8/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
4077956652 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated   Arrangement Disclosure Missing
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
4077795272 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2006  2/XX/2006    UTD        UTD UTD                                      File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Missing Initial Loan Application Test                                                                                        Late Charge
                                                                                                                       contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 of 03/XX/2006 used as disbursement date for compliance testing.                  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 02/XX/2006 which is X months prior to consummation. A        State Compliance - Minimum grace period for NJ is 15 days - note
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       states 10 days.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4076909837 XXXXXXXXXX XXXXXXXXXX NV    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4074375388 XXXXXXXXXX XXXXXXXXXX CT    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            application date of 01/XX/2008 which is X months prior to consummation. A        Application
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 08/XX/2007.                                                      Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    by borrower.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      same lender refi
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4071845021 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                                                                                                      Business Days From Transaction Date
                                                                                                                                                                                                                                                                                                  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
4071215503 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2006  3/XX/2006    Primary    Purchase                      [B] Closing /  The Security                  B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                        Title -        Instrument did                                                                            Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Security       not contain                                                                               Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                        Instrument is  the Homestead                                                                             applicant within three (3) business days of application.
                                                                                                        not on a       waiver.
                                                                                                        FNMA/FHLMC
                                                                                                        form and does
                                                                                                        not contain
                                                                                                        the following
                                                                                                        clauses:: ___
4066123234 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 02/XX/2007 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 practicable time after using credit score.                                       Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
4064357449 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2007 10/XX/2007   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Consummation
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 by closing.                                                                      Federal Compliance - FACTA Disclosure Missing
4064100916 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Consummation
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 for testing was 08/XX/2006.                                                      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Application Date.                                                                compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Closing / Title - TIL in file indicated to be final, but is not signed
                                                                                                                                                                                                                 timing requirements.                                                             or dated by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4061400069 XXXXXXXXXX XXXXXXXXXX OH    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure -  Missing Signature on                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Affiliated Business Arrangement Disclosure signature on Affiliated Business Arrangement Disclosure.
4061399400 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            application date of 01/XX/2007 which is X months prior to consummation. A        Federal Compliance - Payoff Statement Missing
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 08/XX/2006.                                                      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4055617349 XXXXXXXXXX XXXXXXXXXX GA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - Right of Rescission Timing - Note Date used as lookback was performed to determine this application date.  The final date used  Transaction Date
                                                                                                                                                                                                                 for testing was 06/XX/2006.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4052594622 XXXXXXXXXX XXXXXXXXXX MO    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
4045834656 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                              -
                                                                          Other                                                                                                                                                                                                                   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
4044006511 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA - Final TIL Missing
                                                                                                                       Preliminary or                                                                            of 04/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 03/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4040333177 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                                                                                                                  Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably same lender refi
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
4036005376 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                       Preliminary or                                                                            application date of 02/XX/2008 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.                       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 testing may be impacted.                                                         Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
4034091631 XXXXXXXXXX XXXXXXXXXX MA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - Payoff Statement Missing                                                                                                     -
                                                                          Other                                                                                                                                                                                                                   Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                  State Compliance - $22.50 late charge exceeds $10 maximum per state
                                                                                                                                                                                                                                                                                                  (MA).
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                                                                                                  Provided Timely
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing
4032114093 XXXXXXXXXX XXXXXXXXXX PA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                        contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            practicable time after using credit score.                                       or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Prior or equal to Disbursement Date
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Required Parties
                                                                                                                                                                                                                 for testing was 06/XX/2006.                                                      Federal Compliance - Mortgage reflects a notary date of 12/2/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 testing may be impacted.                                                         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      General Appraisal Requirements - No Value Provided.
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 timing requirements.                                                             by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4031428469 XXXXXXXXXX XXXXXXXXXX CT    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                                                                                                                     Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  same lender refi
                                                                                                                                                                                                                 of account opening.                                                              Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Provided Timely
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
4031410095 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2007  12/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
4030389528 XXXXXXXXXX XXXXXXXXXX TN    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 09/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
4026608879 XXXXXXXXXX XXXXXXXXXX MA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 11/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title                                                                               [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Application
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Affiliated Business Arrangement Disclosure file of document or worksheet indicating how the lender determined that the home Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        by borrower.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 for testing was 05/XX/2006.                                                      funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     or
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  dated by borrower so cannot confirm that borrower received
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Required Parties
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        State Compliance - 4% late charge exceeds 3% maximum per state (MA)
                                                                                                                                                                                                                 Application Date.                                                                State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
4025129936 XXXXXXXXXX XXXXXXXXXX SC    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Federal Compliance - Unable to determine the reason for the under                                                                                 -
                                                                          Other                                                                                                                                  Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated disclosure due to missing the itemization of amount financed.
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.                                    State Compliance - South Carolina CHL Complaint Agency Disclosure
                                                                                                                                                                                                                                                                                                  Timing Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
4024185099 XXXXXXXXXX XXXXXXXXXX TX    4/XX/2007  3/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - The lender did not include the loan origination                                                                              -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  fee ($290.00) in the finance charge calculation.
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Application
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
4023772256 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
4022573696 XXXXXXXXXX XXXXXXXXXX DE    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Non Same Lender Refinance
                                                                                                                                                                                                                 of 04/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Required Parties
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 missing information.                                                             Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
4022329065 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Non Same Lender Refinance
                                                                                                                                                                                                                 of 08/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Application
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 testing may be impacted.                                                         General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
4021701610 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Notice of Right to Cancel Expiration Date                                                                               -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Prior or equal to Disbursement Date
                                                                                                                                                                                                                 of 10/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 09/XX/2007 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
4018290160 XXXXXXXXXX XXXXXXXXXX MO    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Debt Consolidation                                                                                                                     lender refi: Original Lender was not able to be determined. Unable to determine  Non Same Lender Refinance
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non   same lender refi
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
4012786317 XXXXXXXXXX XXXXXXXXXX MD    10/XX/2005 9/XX/2005    Primary    Refinance UTD                                File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   General Appraisal Requirements - Due to lack of appraised value,       SELLER - GENERAL COMMENT GENERAL COMMENT                        No         TNR Testing Not
                                                                                                                       contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   compliance tests requiring an LTV were run off an assumed value of a   (2019-09-20): Please     (2019-09-20): Please                              Required
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  contract sales price or original loan amount, whichever applies.       refer to page #4 of the  refer to page #4 of the
                                                                                                                       Final Title.                                                                              fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     Federal Compliance - Notice of Right to Cancel Missing                 "XX Agreement and        "XX Agreement and
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Federal Compliance - Missing Initial Loan Application No Fees          Disclosure Statement"    Disclosure Statement"
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - Disbursement Date Missing                         which states that        which states that
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement   initial index is 6.750%  initial index is 6.750%
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       Federal Compliance - Federal HELOC Itemization of Final Costs and Fees and margin is 1.250%.    and margin is 1.250%.
                                                                                                                                                                                                                 disclosure requirements.                                                         Not Provided                                                           This equates to an       This equates to an
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:                                                                          initial rate of 8.000%.  initial rate of 8.000%.
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date                                                                        The "XX Agreement &      The "XX Agreement &
                                                                                                                                                                                                                 of 10/XX/2005 used as disbursement date for compliance testing.                                                                                         Disclosure Statement"    Disclosure Statement"
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence                                                                          also states that APR is  also states that APR is
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an                                                                                8.000%, which is the     8.000%, which is the
                                                                                                                                                                                                                 application date of 09/XX/2005 which is X months prior to consummation.  A                                                                              same as the initial      same as the initial
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used                                                                        rate.  This means that   rate.  This means that
                                                                                                                                                                                                                 for testing was 04/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees                                                                        there were no other      there were no other
                                                                                                                                                                                                                 were used in testing.                                                                                                                                   fees/costs at account    fees/costs at account
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending                                                                            opening.  Otherwise, APR opening.  Otherwise, APR
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.                                                                                                        would be higher than     would be higher than
                                                                                                                                                                                                                                                                                                                                                                         8.000%.  In addition,    8.000%.  In addition,
                                                                                                                                                                                                                                                                                                                                                                         the "XX Agreement &      the "XX Agreement &
                                                                                                                                                                                                                                                                                                                                                                         Disclosure Statement"    Disclosure Statement"
                                                                                                                                                                                                                                                                                                                                                                         also states: "The ANNUAL also states: "The ANNUAL
                                                                                                                                                                                                                                                                                                                                                                         PERCENTAGE RATE includes PERCENTAGE RATE includes
                                                                                                                                                                                                                                                                                                                                                                         only interest and no     only interest and no
                                                                                                                                                                                                                                                                                                                                                                         other costs."   As such, other costs."   As such,
                                                                                                                                                                                                                                                                                                                                                                         there were no fees/costs there were no fees/costs
                                                                                                                                                                                                                                                                                                                                                                         to itemize or to         to itemize or to
                                                                                                                                                                                                                                                                                                                                                                         disclose.                disclose.
                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                         COMMENT (2019-09-20):
                                                                                                                                                                                                                                                                                                                                                                         Disclosure of costs and
                                                                                                                                                                                                                                                                                                                                                                         fees not provided. Need
                                                                                                                                                                                                                                                                                                                                                                         either Closing
                                                                                                                                                                                                                                                                                                                                                                         Instructions with signed
                                                                                                                                                                                                                                                                                                                                                                         Disbursement
                                                                                                                                                                                                                                                                                                                                                                         Authorization or
                                                                                                                                                                                                                                                                                                                                                                         Important Terms
                                                                                                                                                                                                                                                                                                                                                                         Disclosure for subject
                                                                                                                                                                                                                                                                                                                                                                         loan. Exception remains.
4010916945 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   State Compliance - 5% late charge exceeds 2% maximum per state NY                                                                                 -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                       Preliminary or                                                                            of 12/XX/2006 used as disbursement date for compliance testing.                  state NY
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 period less than minimum per state.                                              contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4010536035 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2007  7/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   State Compliance - PPP Expired. Prepayment charge not allowed per                                                                                 -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date state (NY) -Max Prepayment charge for NY is none on 2nd lien - note
                                                                                                                                                                                                                 of 08/XX/2007 used as disbursement date for compliance testing.                  states $500.00.  Lender is XXXX.
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        State Compliance - 5% late charge exceeds 2% maximum per state (NY).
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          State Compliance - 10 day grace period less than 15 day minimum per
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   state (NY).
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Application
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 period less than minimum per state.                                              Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] State Compliance - New York Prepayment Penalty Junior Lien: New York
                                                                                                                                                                                                                 Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
4010465821 XXXXXXXXXX XXXXXXXXXX NM    9/XX/2006  8/XX/2006    UTD        UTD UTD                                      File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Property Type Not Provided
                                                                                                                       Preliminary or                                                                            of 09/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 testing may be impacted.                                                         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4009341977 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Missing Initial Loan Application No Fees                                                                          Yes        TR
                                                                          Other                                                                                                                                  Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement                                                                              Indeterminable
                                                                                                                                                                                                                 Account Opening not in file. Unable to validate accuracy of and compliance with  General Appraisal Requirements - Due to lack of appraised value,                                                                                  (UAL State)
                                                                                                                                                                                                                 fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       state (MA).
                                                                                                                                                                                                                 disclosure requirements.                                                         State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 of 10/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Not Provided file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:
                                                                                                                                                                                                                 Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
4007413585 XXXXXXXXXX XXXXXXXXXX IN    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         Note is                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation                           incomplete-
                                                                                                                       2nd page with
                                                                                                                       signature was
                                                                                                                       not provided
4007388949 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2006  5/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Application Date.                                                                Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
4006685104 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 practicable time after using credit score.                                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
3997302581 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Missing Initial Loan Application Test                                                                                        Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 of 05/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - 10 day grace period with greater of 5% or $10 late
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            charge is outside parameters of 15 day minimum grace period with
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        maximum 5% late charge for 2nd liens in the state of NJ as of
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       11/27/2003.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
3993347899 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              Late Charge
                                                                          Other                                        contain either                                                                            if loan contains an impermissible late charge due to missing information.        Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Final Title                                                                               Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                                                                                                                                 of 05/XX/2004 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 application date of 04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2004, prior to three (3) business days from transaction date of 05/XX/2004.
3988900704 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8                                                                             -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure.                          Used on Same Lender Refinance (Third Circuit)
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 for testing was 10/XX/2006.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used
                                                                                                                                                                                                                 on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right
                                                                                                                                                                                                                 to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
3987374201 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Note Date of 10/XX/2005 used as Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            disbursement date for compliance testing.                                        Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Transaction Date
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          State Compliance - Massachusetts Late Charge Percent Testing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Tangible Net Benefit Worksheet Not in File file of document or worksheet indicating how the lender determined that the home Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 09/XX/2005 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a lookback was performed to determine this application date.  The final date used  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 for testing was 04/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3985660242 XXXXXXXXXX XXXXXXXXXX CT    12/XX/2005 11/XX/2005   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.                                     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 by closing.                                                                      or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                  Arrangement Disclosure Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing
3984590035                                                     UTD        UTD UTD                                                                    D           D           D           D           D                                                                                            Loan File - Incomplete Loan File. No compliance documents in the loan                                                                  UTD        Indeterminable
                                                                                                                                                                                                                                                                                                  file.
3981998555 XXXXXXXXXX XXXXXXXXXX AL    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 01/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 12/XX/2007 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3981941037 XXXXXXXXXX XXXXXXXXXX IL    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                       Preliminary or                                                                            application date of 12/XX/2006 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 07/XX/2006.                                                      Closing / Title - TILA - Final TIL Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3981808726 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   State Compliance - PPP expired.  $500 early closure fee payable in the                                                                            -
                                                                          Other                                                                                                                                  Act (HELOC): HELOC Brochure not provided to borrower.                            first 36 months is not allowed per State (IL).  Lender is XXXX.
                                                                                                                                                                                                                 [B] State Compliance - Illinois Prepayment Penalty: Illinois Prepayment Penalty  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 (llinois Interest Act): Prepayment penalty not permissible; however Note or      same lender refi
                                                                                                                                                                                                                 Prepay Addendum provides specific language that prepay will not exceed maximum   Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 permitted by applicable law.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
3981464578 XXXXXXXXXX XXXXXXXXXX KS    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                        contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                       final title or                                                                            if correct TILA rescission form was used.
                                                                                                                       preliminary
                                                                                                                       title
                                                                                                                       commitment
3981184683 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                          Debt Consolidation                           contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Preliminary or                                                                            of 03/XX/2007 used as disbursement date for compliance testing.                  funding date same as disbursement and/or note date but is not signed
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 for testing was 09/XX/2006.                                                      Application
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     by borrower.
                                                                                                                                                                                                                 missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
3980402421 XXXXXXXXXX XXXXXXXXXX OH    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
3978495710 XXXXXXXXXX XXXXXXXXXX OH    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
3975234911 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3971627693 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - variance in payment stream- DSI loan                                                                                         -
                                                                          Other                                        contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Preliminary of                                                                            practicable time after using credit score.                                       funding date same as disbursement and/or note date but is not signed
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date of 12/XX/2007 which is X months prior to consummation. A        State Compliance - 4% late charge exceeds 2% maximum per state NY lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 for testing was 07/XX/2007.                                                      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Application
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    same lender refi
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   by borrower
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 missing information.                                                             by borrower
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
3970643017 XXXXXXXXXX XXXXXXXXXX WA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 10/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
3965531910 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
3965051464 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -          [B] Closing /  File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation            Title -        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Security       Preliminary or                                                                            of 03/XX/2008 used as disbursement date for compliance testing.                  Application
                                                                                                        Instrument is  Final Title                                                                               [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        not on a                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          same lender refi
                                                                                                        FNMA/FHLMC                                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                        form and does                                                                                            application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                        not contain                                                                                              application date of 02/XX/2008 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        the following                                                                                            lookback was performed to determine this application date.  The final date used  contract sales price or original loan amount, whichever applies.
                                                                                                        clauses:: ___                                                                                            for testing was 09/XX/2007.                                                      Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    funding date same as disbursement and/or note date but is not signed lender refi: Original Lender was not able to be determined. Unable to determine  or
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Required Parties
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Business Days From Transaction Date
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Application Date.                                                                Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         by borrower.
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
3959021532 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Provided Timely
                                                                                                                       Final Title.                                                                              Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 of account opening.                                                              Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Application Date.                                                                contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Consummation
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.
3957821032 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  to determine compliance with timing requirements due to missing Initial Loan     Business Days From Transaction Date
                                                                                                                                                                                                                 Application Date.                                                                State Compliance - 5% late charge exceeds 2% maximum per state (NY).
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   state (NY).
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 for testing was 02/XX/2007.                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Provided Timely
                                                                                                                                                                                                                 period less than minimum per state.                                              Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 exceeds maximum per state.                                                       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
3956889035 XXXXXXXXXX XXXXXXXXXX OH    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of     State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement                                                                             -
                                                                          Other                                                                                                                                  Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio of Receipt of Home Mortgage Loan Information Document Not Retained by
                                                                                                                                                                                                                 Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan   Lender)
                                                                                                                                                                                                                 Information Document not retained by lender.
3955373651 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         same lender refi
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
3951966552 XXXXXXXXXX XXXXXXXXXX NM    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                       a Preliminary                                                                             if correct TILA rescission form was used.
                                                                                                                       or Final
                                                                                                                       Title.
3949442136 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2007  5/XX/2007    Primary    Refinance UTD                                File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - TILA HELOC - Important Terms Disclosure Not                                                                                  Late Charge
                                                                                                                       contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Provided Timely
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Application
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable same lender refi
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - Late charge is within state guidelines
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
3948497788 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 05/XX/2006 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Business Days From Transaction Date
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 applicant within three (3) business days of application.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
3947287911 XXXXXXXXXX XXXXXXXXXX TX    8/XX/2007  7/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
3946541142 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 11/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Non Same Lender Refinance
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Application
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3945823983 XXXXXXXXXX XXXXXXXXXX MO    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Federal Compliance - TILA - Final TIL Missing                                                                                          Yes        TR
                                                                          Other                                        contain either                                                                            Missing Final HUD-1.  No document containing fees provided.  Any applicable      Federal Compliance - Notice of Right to Cancel Missing                                                                                            Indeterminable
                                                                                                                       Preliminary or                                                                            Federal, State or Local compliance testing is unreliable.                        Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 of 06/XX/2007 used as disbursement date for compliance testing.                  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation.  A       Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used Testing
                                                                                                                                                                                                                 for testing was 12/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3945360522 XXXXXXXXXX XXXXXXXXXX MA    9/XX/2008  8/XX/2008    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            file of document or worksheet indicating how the lender determined that the home State Compliance - Massachusetts Open End Late Charge Grace Period
                                                                                                                       Final Title.                                                                              loan is in the borrower's interest.                                              Testing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 Note grace period less than minimum per state.                                   Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 08/XX/2008 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 testing may be impacted.                                                         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2008, prior to three (3) business days from transaction date of 09/XX/2008.
3944439117 XXXXXXXXXX XXXXXXXXXX PA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 05/XX/2006 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 12/XX/2005.                                                      Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
3943392845 XXXXXXXXXX XXXXXXXXXX CT    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            of 05/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 04/XX/2006 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
3942369944 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        funding date same as disbursement and/or note date but is not signed lookback was performed to determine this application date.  The final date used  or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 for testing was 09/XX/2006.                                                      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 may impact high cost findings.                                                   Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  same lender refi
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        by borrower.
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
3940785353 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Property Type Not Provided                                                                                                   -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            of 05/XX/2005 used as disbursement date for compliance testing.                  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            State Compliance - New York Prepayment Penalty Junior Lien
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing
                                                                                                                                                                                                                 application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
                                                                                                                                                                                                                 [B] State Compliance - New York Prepayment Penalty Junior Lien: New York
                                                                                                                                                                                                                 Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
3940021724 XXXXXXXXXX XXXXXXXXXX NC    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5                                                                             -
                                                                          Other                                                                                                                                  (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Used on Same Lender Refinance
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 applicant within three (3) business days of application.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used
                                                                                                                                                                                                                 on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not executed on the proper Model Form for a refinancing by the same creditor.
                                                                                                                                                                                                                 The G-5 or H-8 form was used, the G-7 form should have been used.
3939626185 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 10/XX/2006 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Business Days From Transaction Date
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
3934460880 XXXXXXXXXX XXXXXXXXXX AZ    8/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                            -
                                                                          Other                                                                                                                                  Act: Notice of Right to Cancel was not provided.                                 Federal Compliance - Right to Cancel was not found in loan documents.
3934242625 XXXXXXXXXX XXXXXXXXXX WA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
3932132968 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 09/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3928484220 XXXXXXXXXX XXXXXXXXXX CT    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 of 03/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3926907979 XXXXXXXXXX XXXXXXXXXX IN    8/XX/2007  2/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
3925916626 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date by borrower.
                                                                                                                       Preliminary or                                                                            of 03/XX/2008 used as disbursement date for compliance testing.                  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            or
                                                                                                                                                                                                                 application date of 02/XX/2008 which is X months prior to consummation. A        dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 for testing was 09/XX/2007.                                                      Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 lender refi: Original Lender was not able to be determined. Unable to determine  Business Days From Transaction Date
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Under disclosure appears to be payment stream
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     related, due to DSI.
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Application
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Application Date.                                                                Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     same lender refi
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
3925244566 XXXXXXXXXX XXXXXXXXXX CT    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 08/XX/2004 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    same lender refi
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
3924784560 XXXXXXXXXX XXXXXXXXXX CO    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 05/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3920975462 XXXXXXXXXX XXXXXXXXXX OH    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of     State Compliance - Ohio Standard Prepayment Penalty SMLA                                                                                          -
                                                                          Other                                                                                                                                  Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement
                                                                                                                                                                                                                 Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan   of Receipt of Home Mortgage Loan Information Document Not Retained by
                                                                                                                                                                                                                 Information Document not retained by lender.                                     Lender)
                                                                                                                                                                                                                 [B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Penalty:  Prepayment penalty not permissible on a refinance. (applies only to    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Second Mortgage Loan Act registrants)                                            Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
3919442244 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                              -
                                                                          Other                                                                                                                                  to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Provided Timely
                                                                                                                                                                                                                 (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing    Prior or equal to Disbursement Date
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
3915033025 XXXXXXXXXX XXXXXXXXXX OH    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 10/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title.                                                                              [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of     Federal Compliance - TIL itemization did not disclose a Closing
                                                                                                                                                                                                                 Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Protection fee of $35 as prepaid finance charge.
                                                                                                                                                                                                                 Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan   State Compliance - Ohio Standard Prepayment Penalty SMLA
                                                                                                                                                                                                                 Information Document not retained by lender.                                     State Compliance - Ohio Consumer Sales Practices Act (Closing
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Disclosure Not Signed at Closing)
                                                                                                                                                                                                                 Signed at Closing): Ohio Consumer Sales Practices Act: Consumer did not sign the State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement
                                                                                                                                                                                                                 required Closing Disclosure on the date of closing                               of Receipt of Home Mortgage Loan Information Document Not Retained by
                                                                                                                                                                                                                 [B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment    Lender)
                                                                                                                                                                                                                 Penalty:  Prepayment penalty not permissible on a refinance. (applies only to    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Second Mortgage Loan Act registrants)                                            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
3914284061 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2008  5/XX/2008    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Note Date of 06/XX/2008 used as Non Same Lender Refinance
                                                                                                        Security                                                                                                 disbursement date for compliance testing.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                        FNMA/FHLMC                                                                                               application date of 05/XX/2008 which is X months prior to consummation. A        Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.                       Required Parties
                                                                                                        not contain                                                                                              [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        the following                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Business Days From Transaction Date
                                                                                                        clauses:: ___                                                                                            if correct TILA rescission form was used.                                        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    Transaction Date
                                                                                                                                                                                                                 may impact high cost findings.                                                   Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 missing information.                                                             Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2008, prior to three (3) business days from transaction date of 06/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3910065297 XXXXXXXXXX XXXXXXXXXX MA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 08/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 practicable time after using credit score.                                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  by borrower.
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Required Parties
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        State Compliance - Late charge not allowed per state (MA) - max late lookback was performed to determine this application date.  The final date used  charge for MA is 3% - note states 4%
                                                                                                                                                                                                                 for testing was 02/XX/2007.                                                      State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
3900656336 XXXXXXXXXX XXXXXXXXXX PA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Required Parties
                                                                                                                                                                                                                 application date of 06/XX/2006 which is X months prior to consummation. A        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Non Same Lender Refinance
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 lender refi: Original Lender was not able to be determined. Unable to determine  Business Days From Transaction Date
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Application
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 missing information.                                                             same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission       Miscellaneous Compliance - (Doc Error) Initial GFE not provided timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3900036311 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
3891603365 XXXXXXXXXX XXXXXXXXXX TX    4/XX/2007  11/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing                                                                                                     -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to
                                                                                                                                                                                                                 [B] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine  Determine if the prior lien is a Texas 50(a)(6) loan due to missing
                                                                                                                                                                                                                 if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable   information)
                                                                                                                                                                                                                 to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
3885653036 XXXXXXXXXX XXXXXXXXXX IN    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Arrangement Disclosure Missing
                                                                                                                                                                                                                 application date of 04/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
3884002327 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2008  12/XX/2007   Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Home Improvement                                                                                                                       Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of 01/XX/2008 used as disbursement date for compliance testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
3883725378 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2006  8/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3880562613 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2003  6/XX/2003    Primary    Refinance UTD                                File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   State Compliance - Illinois Late Charge Grace Period Testing                                                                           No         TNR Testing Not
                                                                                                                       contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Federal Compliance - Notice of Right to Cancel Missing                                                                                            Required
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                       Final Title.                                                                              fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                 disclosure requirements.                                                         General Appraisal Requirements - missing appraisal
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Not Provided of 07/XX/2003 used as disbursement date for compliance testing.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth
                                                                                                                                                                                                                 in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                 [B] State Compliance - Illinois Late Charge Grace Period Testing: Unable to
                                                                                                                                                                                                                 determine if grace period meets state minimum due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
3878278724 XXXXXXXXXX XXXXXXXXXX CT    6/XX/2006  5/XX/2006    UTD        UTD UTD                                      File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Notice of Right to Cancel Missing                 REVIEWER - GENERAL                                              UTD        Indeterminable
                                                                                                                       contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Federal Compliance - Property Type Not Provided                        COMMENT (2019-09-17):
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  Federal Compliance - Missing Initial Loan Application No Fees          "The issue cited has
                                                                                                                       Final Title.                                                                              fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement   either been resolved or
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Miscellaneous Compliance - Unable to determine occupancy, compliance   was determined to not be
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  results were generated using a defaulted value of Primary.             an exception as noted.
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  General Appraisal Requirements - Due to lack of appraised value,       Please refer to page 4
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       compliance tests requiring an LTV were run off an assumed value of a   of the ""XXX Agreement
                                                                                                                                                                                                                 disclosure requirements.                                                         contract sales price or original loan amount, whichever applies.       Disclosure Statement""
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   Federal Compliance - Federal HELOC Itemization of Final Costs and Fees which states that
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an         Not Provided                                                           initial index is 8.000%
                                                                                                                                                                                                                 application date of 05/XX/2006 which is X months prior to consummation.  A                                                                              and margin is 0.490%.
                                                                                                                                                                                                                 lookback was performed to determine this application date. Due to missing HUD-1                                                                         This equates to an
                                                                                                                                                                                                                 or Closing Disclosure, no fees were used in testing.                                                                                                    initial rate of 8.490%.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property                                                                            The ""XX Agreement
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal                                                                         Disclosure Statement""
                                                                                                                                                                                                                 testing may be impacted.                                                                                                                                also states that APR is
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending                                                                            8.490%, which is the
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.                                                                                                        same as the initial
                                                                                                                                                                                                                                                                                                                                                                         rate.  This means that
                                                                                                                                                                                                                                                                                                                                                                         there were no other
                                                                                                                                                                                                                                                                                                                                                                         fees/costs at account
                                                                                                                                                                                                                                                                                                                                                                         opening.  Otherwise, APR
                                                                                                                                                                                                                                                                                                                                                                         would be higher than
                                                                                                                                                                                                                                                                                                                                                                         8.490%.  In addition,
                                                                                                                                                                                                                                                                                                                                                                         the ""XX Agreement
                                                                                                                                                                                                                                                                                                                                                                         Disclosure Statement""
                                                                                                                                                                                                                                                                                                                                                                         also states ""The ANNUAL
                                                                                                                                                                                                                                                                                                                                                                         PERCENTAGE RATE includes
                                                                                                                                                                                                                                                                                                                                                                         only interest and no
                                                                                                                                                                                                                                                                                                                                                                         other costs.""  As such,
                                                                                                                                                                                                                                                                                                                                                                         there were no fees/costs
                                                                                                                                                                                                                                                                                                                                                                         to itemize or to
                                                                                                                                                                                                                                                                                                                                                                         disclose. Supporting
                                                                                                                                                                                                                                                                                                                                                                         documents have been
                                                                                                                                                                                                                                                                                                                                                                         uploaded as XXX.

                                                                                                                                                                                                                                                                                                                                                                         "
                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                         COMMENT (2019-09-17):
                                                                                                                                                                                                                                                                                                                                                                         Disclosure of costs and
                                                                                                                                                                                                                                                                                                                                                                         fees not provided. Need
                                                                                                                                                                                                                                                                                                                                                                         either Closing
                                                                                                                                                                                                                                                                                                                                                                         Instructions with signed
                                                                                                                                                                                                                                                                                                                                                                         Disbursement
                                                                                                                                                                                                                                                                                                                                                                         Authorization or
                                                                                                                                                                                                                                                                                                                                                                         Important Terms
                                                                                                                                                                                                                                                                                                                                                                         Disclosure for subject
                                                                                                                                                                                                                                                                                                                                                                         loan. Exception remains.
3876639631 XXXXXXXXXX XXXXXXXXXX NM    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                       Preliminary or                                                                            application date of 04/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 for testing was 11/XX/2005.                                                      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
3874806642 XXXXXXXXXX XXXXXXXXXX RI    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       C           C           C           C           C           [C] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not Federal Compliance - Notice of Right To Cancel Not Provided to All     SELLER - GENERAL COMMENT GENERAL COMMENT                                   State - NC
                                                                          Debt Consolidation                                                                                                                     in File - Unable to Determined if Bona Fide): Rhode Island Home Loan: No         Required Parties                                                       (2019-09-09): The Final  (2019-09-09): The Final
                                                                                                                                                                                                                 documentation in loan file to confirm third party fees listed on the HUD-1.      Federal Compliance - Right of Rescission Timing - Receipt Date Missing HUD-1 and the Good Faith HUD-1 and the Good Faith
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Missing Initial Loan Application Test             Estimate include the     Estimate include the
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - (Missing Data) Last Rate Set Date                 third party fees and     third party fees and
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - FACTA Disclosure Missing                          the third party vendors  the third party vendors
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - Rhode Island Home Loan (Invoices for Third Party    names and address.       names and address.
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        Fees Not in File - Unable to Determined if Bona Fide)                  Please take note per the Please take note per the
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used                                                                         State Specific           State Specific
                                                                                                                                                                                                                 for testing was 07/XX/2006.                                                                                                                             Requirements for loans   Requirements for loans
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set                                                                          funded in the state of   funded in the state of
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor                                                                          Rhode Island it is not   Rhode Island it is not
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.                                                                          required to include      required to include
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:                                                                             invoices for the third   invoices for the third
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission                                                                              party fee services       party fee services
                                                                                                                                                                                                                 timing requirements.                                                                                                                                    completed.               completed.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required                                                                         REVIEWER - GENERAL
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all                                                                          COMMENT (2019-09-09):    GENERAL COMMENT
                                                                                                                                                                                                                 parties whose ownership interest is or will be subject to the security interest.                                                                        Both the RI Emergency    (2019-09-11): The Final
                                                                                                                                                                                                                                                                                                                                                                         and Final Regulations    HUD-1 and the Good Faith
                                                                                                                                                                                                                                                                                                                                                                         provide that in order    Estimate include the
                                                                                                                                                                                                                                                                                                                                                                         for third party fees to  third party fees and
                                                                                                                                                                                                                                                                                                                                                                         be considered "bona fide the third party vendors
                                                                                                                                                                                                                                                                                                                                                                         and reasonable" and      names and address.
                                                                                                                                                                                                                                                                                                                                                                         excludable from high     Please take note per the
                                                                                                                                                                                                                                                                                                                                                                         cost points and fees     State Specific
                                                                                                                                                                                                                                                                                                                                                                         calculation, a fee may   Requirements for loans
                                                                                                                                                                                                                                                                                                                                                                         not exceed the amount    funded in the state of
                                                                                                                                                                                                                                                                                                                                                                         actually charged by the  Rhode Island it is not
                                                                                                                                                                                                                                                                                                                                                                         applicable service       required to include
                                                                                                                                                                                                                                                                                                                                                                         provider. Further, the   invoices for the third
                                                                                                                                                                                                                                                                                                                                                                         Final Regulations        party fee services
                                                                                                                                                                                                                                                                                                                                                                         provide that all persons completed. Supporting
                                                                                                                                                                                                                                                                                                                                                                         subject to the Act must  documentation uploaded
                                                                                                                                                                                                                                                                                                                                                                         maintain evidence that
                                                                                                                                                                                                                                                                                                                                                                         includes a verifiable
                                                                                                                                                                                                                                                                                                                                                                         invoice or substantially
                                                                                                                                                                                                                                                                                                                                                                         similar document with
                                                                                                                                                                                                                                                                                                                                                                         respect to bona fide and
                                                                                                                                                                                                                                                                                                                                                                         reasonable fees.
                                                                                                                                                                                                                                                                                                                                                                         Accordingly, AMC's
                                                                                                                                                                                                                                                                                                                                                                         current approach is to
                                                                                                                                                                                                                                                                                                                                                                         include third party fees
                                                                                                                                                                                                                                                                                                                                                                         in RI high cost points
                                                                                                                                                                                                                                                                                                                                                                         and fees calculation
                                                                                                                                                                                                                                                                                                                                                                         unless there is an
                                                                                                                                                                                                                                                                                                                                                                         invoice in file to
                                                                                                                                                                                                                                                                                                                                                                         evidence that amount
                                                                                                                                                                                                                                                                                                                                                                         charged is "bona fide
                                                                                                                                                                                                                                                                                                                                                                         and reasonable" and does
                                                                                                                                                                                                                                                                                                                                                                         not exceed the amount
                                                                                                                                                                                                                                                                                                                                                                         actually charged by the
                                                                                                                                                                                                                                                                                                                                                                         applicable service
                                                                                                                                                                                                                                                                                                                                                                         provider. This approach
                                                                                                                                                                                                                                                                                                                                                                         has been vetted with
                                                                                                                                                                                                                                                                                                                                                                         AMC's outside counsel
                                                                                                                                                                                                                                                                                                                                                                         who has advised that
                                                                                                                                                                                                                                                                                                                                                                         while a 'substantially
                                                                                                                                                                                                                                                                                                                                                                         similar document' to an
                                                                                                                                                                                                                                                                                                                                                                         invoice could be
                                                                                                                                                                                                                                                                                                                                                                         accepted, they would not
                                                                                                                                                                                                                                                                                                                                                                         permit exclusion of fees
                                                                                                                                                                                                                                                                                                                                                                         without any
                                                                                                                                                                                                                                                                                                                                                                         documentation supporting
                                                                                                                                                                                                                                                                                                                                                                         actual amounts.
                                                                                                                                                                                                                                                                                                                                                                         Exception remains.
                                                                                                                                                                                                                                                                                                                                                                         SELLER - GENERAL COMMENT
                                                                                                                                                                                                                                                                                                                                                                         (2019-09-11): The Final
                                                                                                                                                                                                                                                                                                                                                                         HUD-1 and the Good Faith
                                                                                                                                                                                                                                                                                                                                                                         Estimate include the
                                                                                                                                                                                                                                                                                                                                                                         third party fees and
                                                                                                                                                                                                                                                                                                                                                                         the third party vendors
                                                                                                                                                                                                                                                                                                                                                                         names and address.
                                                                                                                                                                                                                                                                                                                                                                         Please take note per the
                                                                                                                                                                                                                                                                                                                                                                         State Specific
                                                                                                                                                                                                                                                                                                                                                                         Requirements for loans
                                                                                                                                                                                                                                                                                                                                                                         funded in the state of
                                                                                                                                                                                                                                                                                                                                                                         Rhode Island it is not
                                                                                                                                                                                                                                                                                                                                                                         required to include
                                                                                                                                                                                                                                                                                                                                                                         invoices for the third
                                                                                                                                                                                                                                                                                                                                                                         party fee services
                                                                                                                                                                                                                                                                                                                                                                         completed. Supporting
                                                                                                                                                                                                                                                                                                                                                                         documentation uploaded
                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                         COMMENT (2019-09-11):
                                                                                                                                                                                                                                                                                                                                                                         Both the RI Emergency
                                                                                                                                                                                                                                                                                                                                                                         and Final Regulations
                                                                                                                                                                                                                                                                                                                                                                         provide that in order
                                                                                                                                                                                                                                                                                                                                                                         for third party fees to
                                                                                                                                                                                                                                                                                                                                                                         be considered "bona fide
                                                                                                                                                                                                                                                                                                                                                                         and reasonable" and
                                                                                                                                                                                                                                                                                                                                                                         excludable from high
                                                                                                                                                                                                                                                                                                                                                                         cost points and fees
                                                                                                                                                                                                                                                                                                                                                                         calculation, a fee may
                                                                                                                                                                                                                                                                                                                                                                         not exceed the amount
                                                                                                                                                                                                                                                                                                                                                                         actually charged by the
                                                                                                                                                                                                                                                                                                                                                                         applicable service
                                                                                                                                                                                                                                                                                                                                                                         provider. Further, the
                                                                                                                                                                                                                                                                                                                                                                         Final Regulations
                                                                                                                                                                                                                                                                                                                                                                         provide that all persons
                                                                                                                                                                                                                                                                                                                                                                         subject to the Act must
                                                                                                                                                                                                                                                                                                                                                                         maintain evidence that
                                                                                                                                                                                                                                                                                                                                                                         includes a verifiable
                                                                                                                                                                                                                                                                                                                                                                         invoice or substantially
                                                                                                                                                                                                                                                                                                                                                                         similar document with
                                                                                                                                                                                                                                                                                                                                                                         respect to bona fide and
                                                                                                                                                                                                                                                                                                                                                                         reasonable fees.
                                                                                                                                                                                                                                                                                                                                                                         Accordingly, SitusAMC's
                                                                                                                                                                                                                                                                                                                                                                         current approach is to
                                                                                                                                                                                                                                                                                                                                                                         include third party fees
                                                                                                                                                                                                                                                                                                                                                                         in RI high cost points
                                                                                                                                                                                                                                                                                                                                                                         and fees calculation
                                                                                                                                                                                                                                                                                                                                                                         unless there is an
                                                                                                                                                                                                                                                                                                                                                                         invoice in file to
                                                                                                                                                                                                                                                                                                                                                                         evidence that amount
                                                                                                                                                                                                                                                                                                                                                                         charged is "bona fide
                                                                                                                                                                                                                                                                                                                                                                         and reasonable" and does
                                                                                                                                                                                                                                                                                                                                                                         not exceed the amount
                                                                                                                                                                                                                                                                                                                                                                         actually charged by the
                                                                                                                                                                                                                                                                                                                                                                         applicable service
                                                                                                                                                                                                                                                                                                                                                                         provider. This approach
                                                                                                                                                                                                                                                                                                                                                                         has been vetted with
                                                                                                                                                                                                                                                                                                                                                                         SitusAMC's outside
                                                                                                                                                                                                                                                                                                                                                                         counsel who has advised
                                                                                                                                                                                                                                                                                                                                                                         that while a
                                                                                                                                                                                                                                                                                                                                                                         'substantially similar
                                                                                                                                                                                                                                                                                                                                                                         document' to an invoice
                                                                                                                                                                                                                                                                                                                                                                         could be accepted, they
                                                                                                                                                                                                                                                                                                                                                                         would not permit
                                                                                                                                                                                                                                                                                                                                                                         exclusion of fees
                                                                                                                                                                                                                                                                                                                                                                         without any
                                                                                                                                                                                                                                                                                                                                                                         documentation supporting
                                                                                                                                                                                                                                                                                                                                                                         actual amounts.
                                                                                                                                                                                                                                                                                                                                                                         Exception remains.
3869742556 XXXXXXXXXX XXXXXXXXXX MD    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
3865182845 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Right of Rescission Timing - Receipt Date Missing                                                                            Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Federal Compliance - Property Type Not Provided
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Final Title                                                                               [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        same lender refi
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 application date of 06/XX/2005 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value, lookback was performed to determine this application date.  The final date used  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 for testing was 01/XX/2005.                                                      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    State Compliance - grace period of 10 days is less than permitted 15 lender refi: Original Lender was not able to be determined. Unable to determine  days in NJ if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
3855972604 XXXXXXXXXX XXXXXXXXXX RI    11/XX/2004 10/XX/2004   Primary    UTD UTD                                                                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Property Type Not Provided                                                                                                   -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 of 11/XX/2004 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 10/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
3855702068 XXXXXXXXXX XXXXXXXXXX CO    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 02/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3855405694 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                         Unable to                     B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                        verify due to                                                                             Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably funding date same as disbursement and/or note date but is not signed
                                                                                                                       missing                                                                                   practicable time after using credit score.                                       or dated by borrower so cannot confirm that borrower received.
                                                                                                                       preliminary                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                       title report.                                                                             application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Application
                                                                                                                                                                                                                 for testing was 09/XX/2006.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   by borrower.
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 missing information.                                                             compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
3855306253 XXXXXXXXXX XXXXXXXXXX WA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                                       Preliminary or                                                                            of 10/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Application
                                                                                                                                                                                                                 for testing was 04/XX/2006.                                                      Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 testing may be impacted.                                                         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
3854663517 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2006  2/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: State Compliance - 5% late charge confirms with 6% maximum per state;                                                                             -
                                                                                                                                                                                                                 Unable to determine if late charge exceeds state maximum due to missing          however, due to missing monthly payment amount, unable to determine
                                                                                                                                                                                                                 information.                                                                     maximum amount.
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
3854575896 XXXXXXXXXX XXXXXXXXXX RI    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       C           C           C           C           C           [C] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not Federal Compliance - TILA Rescission - Disbursement Date Less than 3   SELLER - GENERAL COMMENT GENERAL COMMENT                                   State - NC
                                                                          Other                                                                                                                                  in File - Unable to Determined if Bona Fide): Rhode Island Home Loan: No         Business Days From Transaction Date                                    (2019-09-11): Please     (2019-09-11): Please
                                                                                                                                                                                                                 documentation in loan file to confirm third party fees listed on the HUD-1.      Federal Compliance - (Missing Data) Last Rate Set Date                 refer to the final       refer to the final
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing                          HUD-1, on Line items 803 HUD-1, on Line items 803
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Miscellaneous Compliance - (Doc Error) Initial GFE not provided        and 804 which confirms   and 804 which confirms
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   State Compliance - Rhode Island Home Loan (Invoices for Third Party    there were no third      there were no third
                                                                                                                                                                                                                 and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor    Fees Not in File - Unable to Determined if Bona Fide)                  party fees charged on    party fees charged on
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.                                                                          the subject loan.        the subject loan.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                                Therefore, invoices are  Therefore, invoices are
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan                                                                                not required to          not required to
                                                                                                                                                                                                                 transaction disbursed on 02/XX/2007, prior to three (3) business days from                                                                              determine if Bona Fide.  determine if Bona Fide.
                                                                                                                                                                                                                 transaction date of 02/XX/2007.                                                                                                                         REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                         COMMENT (2019-09-11):
                                                                                                                                                                                                                                                                                                                                                                         There is a settlement
                                                                                                                                                                                                                                                                                                                                                                         closing fee in the
                                                                                                                                                                                                                                                                                                                                                                         amount of $400.00 paid
                                                                                                                                                                                                                                                                                                                                                                         by borrower to third
                                                                                                                                                                                                                                                                                                                                                                         party. Both the RI
                                                                                                                                                                                                                                                                                                                                                                         Emergency and Final
                                                                                                                                                                                                                                                                                                                                                                         Regulations provide that
                                                                                                                                                                                                                                                                                                                                                                         in order for third party
                                                                                                                                                                                                                                                                                                                                                                         fees to be considered
                                                                                                                                                                                                                                                                                                                                                                         "bona fide and
                                                                                                                                                                                                                                                                                                                                                                         reasonable" and
                                                                                                                                                                                                                                                                                                                                                                         excludable from high
                                                                                                                                                                                                                                                                                                                                                                         cost points and fees
                                                                                                                                                                                                                                                                                                                                                                         calculation, a fee may
                                                                                                                                                                                                                                                                                                                                                                         not exceed the amount
                                                                                                                                                                                                                                                                                                                                                                         actually charged by the
                                                                                                                                                                                                                                                                                                                                                                         applicable service
                                                                                                                                                                                                                                                                                                                                                                         provider. Further, the
                                                                                                                                                                                                                                                                                                                                                                         Final Regulations
                                                                                                                                                                                                                                                                                                                                                                         provide that all persons
                                                                                                                                                                                                                                                                                                                                                                         subject to the Act must
                                                                                                                                                                                                                                                                                                                                                                         maintain evidence that
                                                                                                                                                                                                                                                                                                                                                                         includes a verifiable
                                                                                                                                                                                                                                                                                                                                                                         invoice or substantially
                                                                                                                                                                                                                                                                                                                                                                         similar document with
                                                                                                                                                                                                                                                                                                                                                                         respect to bona fide and
                                                                                                                                                                                                                                                                                                                                                                         reasonable fees.
                                                                                                                                                                                                                                                                                                                                                                         Accordingly, SitusAMC's
                                                                                                                                                                                                                                                                                                                                                                         current approach is to
                                                                                                                                                                                                                                                                                                                                                                         include third party fees
                                                                                                                                                                                                                                                                                                                                                                         in RI high cost points
                                                                                                                                                                                                                                                                                                                                                                         and fees calculation
                                                                                                                                                                                                                                                                                                                                                                         unless there is an
                                                                                                                                                                                                                                                                                                                                                                         invoice in file to
                                                                                                                                                                                                                                                                                                                                                                         evidence that amount
                                                                                                                                                                                                                                                                                                                                                                         charged is "bona fide
                                                                                                                                                                                                                                                                                                                                                                         and reasonable" and does
                                                                                                                                                                                                                                                                                                                                                                         not exceed the amount
                                                                                                                                                                                                                                                                                                                                                                         actually charged by the
                                                                                                                                                                                                                                                                                                                                                                         applicable service
                                                                                                                                                                                                                                                                                                                                                                         provider. This approach
                                                                                                                                                                                                                                                                                                                                                                         has been vetted with
                                                                                                                                                                                                                                                                                                                                                                         SitusAMC's outside
                                                                                                                                                                                                                                                                                                                                                                         counsel who has advised
                                                                                                                                                                                                                                                                                                                                                                         that while a
                                                                                                                                                                                                                                                                                                                                                                         'substantially similar
                                                                                                                                                                                                                                                                                                                                                                         document' to an invoice
                                                                                                                                                                                                                                                                                                                                                                         could be accepted, they
                                                                                                                                                                                                                                                                                                                                                                         would not permit
                                                                                                                                                                                                                                                                                                                                                                         exclusion of fees
                                                                                                                                                                                                                                                                                                                                                                         without any
                                                                                                                                                                                                                                                                                                                                                                         documentation supporting
                                                                                                                                                                                                                                                                                                                                                                         actual amounts.
                                                                                                                                                                                                                                                                                                                                                                         Exception remains.
3853226461 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2008  7/XX/2008    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                           contain either                                                                            Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                       Final Title                                                                               applicant within three (3) business days of application.
3852856551 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Other                                                                                                                                                                                                                   Non Same Lender Refinance
                                                                                                                                                                                                                                                                                                  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                  Federal Compliance - Payoff Statement Missing
3848200282 XXXXXXXXXX XXXXXXXXXX IL    1/XX/2007  1/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing                                                                                                     -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
3847319059 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 02/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3845697437 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2004  1/XX/2004    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                          -
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 of account opening.                                                              Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Application
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement.
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
3841516265 XXXXXXXXXX XXXXXXXXXX CT    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Variance due to DSI.                                                                                                         -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            of 09/XX/2007 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 practicable time after using credit score.                                       funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A        Required Parties
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 for testing was 03/XX/2007.                                                      Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 timing requirements.                                                             by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
3836766026 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 11/XX/2005 used as disbursement date for compliance testing.                  State Compliance - 4% late charge exceeds 2% maximum per state (NY)
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 10/XX/2005 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 for testing was 05/XX/2005.                                                      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.
3836046769 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            of 09/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
3834619413 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Closing / Title - TIL appears to be final but not signed nor initialed REVIEWER - GENERAL                                              Yes        TR
                                                                          Other                                        contain either                                                                            Missing Final HUD-1.  No document containing fees provided.  Any applicable      by borrower.                                                           COMMENT (2019-08-23):                                                      Indeterminable
                                                                                                                       Preliminary or                                                                            Federal, State or Local compliance testing is unreliable.                        Federal Compliance - TIL in file indicated to be final, expected       The issue cited has
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   funding date same as disbursement and/or note date but is not signed   either been resolved or
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an         or dated by borrower so cannot confirm that borrower received.         was determined to not be
                                                                                                                                                                                                                 application date of 09/XX/2007 which is X months prior to consummation.  A       Federal Compliance - Notice of Right To Cancel Not Provided to All     an exception as noted.
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used Required Parties                                                       The missing document has
                                                                                                                                                                                                                 for testing was 09/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees Federal Compliance - Right of Rescission Timing - Receipt Date Missing been located and
                                                                                                                                                                                                                 were used in testing.                                                            Federal Compliance - (Missing Data) Unable to determine if loan is a   uploaded as XX
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    same lender refi                                                       REVIEWER - GENERAL
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Missing Initial Loan Application No Fees          COMMENT (2019-08-23):
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Miscellaneous Compliance - (Doc Error) Initial GFE not provided        Final HUD provided is
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Missing Final HUD-1:  No Document Used For Fee    for $60,600 transaction
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     Testing                                                                with 2006 date. Subject
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                                                                                         lien is $36,000 with
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required                                                                         2007 transaction date.
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all                                                                          Exception remains.
                                                                                                                                                                                                                 parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
3832889818 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                          Other                                        contain either                                                                            Unable to determine if late charge exceeds state maximum due to missing          Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            information.                                                                     State Compliance - California Primary Residence Late Charge Percent
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Testing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 of 06/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Application Date.                                                                General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
3831631192 XXXXXXXXXX XXXXXXXXXX MD    11/XX/2006 10/XX/2006   Primary    Refinance UTD                                                              B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 of 11/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a lookback was performed to determine this application date.  The final date used  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 for testing was 05/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
3828178809 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2007  12/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3826815872 XXXXXXXXXX XXXXXXXXXX NC    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3826776443 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 09/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Consummation
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Required Parties
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 for testing was 03/XX/2007.                                                      Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  same lender refi
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   required parties
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
3824684909 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2007  12/XX/2006   Primary    Purchase                      [C] Guideline                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                            -
                                                                                                        Issue - Aged                                                                                             application date located in file.  Compliance tests were run using an            State Compliance - 10% late charge exceeds maximum allowed per state
                                                                                                        document:                                                                                                application date of 12/XX/2006 which is X months prior to consummation. A        (NY) of 2%
                                                                                                        Primary                                                                                                  lookback was performed to determine this application date.  The final date used  State Compliance - 10 day grace period is less than minimum allowed
                                                                                                        Valuation is                                                                                             for testing was 07/XX/2006.                                                      per state (NY) of 15 days
                                                                                                        older than                                                                                               [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Federal Compliance - Missing Initial Loan Application Test
                                                                                                        guidelines                                                                                               period less than minimum per state.
                                                                                                        permit:                                                                                                  [B] State Compliance - New York Late Charge Percent Testing: Note late charge
                                                                                                        Valuation                                                                                                exceeds maximum per state.
                                                                                                        Type:
                                                                                                        Appraisal /
                                                                                                        Valuation
                                                                                                        Report Date:
                                                                                                        01/05/2006
3823510795 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
3823197935 XXXXXXXXXX XXXXXXXXXX GA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - TILA Notice of Right to Cancel Expiration Date                                                                               -
                                                                          Other                                                                                                                                  Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Prior or equal to Disbursement Date
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Business Days From Transaction Date
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 timing requirements.                                                             Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
3821298613 XXXXXXXXXX XXXXXXXXXX MA    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
3820899719 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 03/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3817428299 XXXXXXXXXX XXXXXXXXXX PA    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 05/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005.
3813785612 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2003  4/XX/2003    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title.                                                                              applicant within three (3) business days of application.                         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Application
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2003, prior to three (3) business days from transaction date of 06/XX/2003.
3809899587 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                        contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                       Final Title.                                                                              lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
3802828374 XXXXXXXXXX XXXXXXXXXX CT    11/XX/2006 10/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3794393480 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Non Same Lender Refinance
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 for testing was 07/XX/2006.                                                      Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Miscellaneous Compliance - (Doc Error) Initial GFE not provided determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not
                                                                                                                                                                                                                 executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
3793115510 XXXXXXXXXX XXXXXXXXXX MI    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill  State Compliance - Michigan Consumer Mortgage Protection Act                                                                                      -
                                                                          Other                                                                                                                                  of Rights Disclosure Not Provided Timely): Unable to determine compliance with   (Counseling Agencies List)
                                                                                                                                                                                                                 timing requirements due to missing Initial Loan Application Date.                State Compliance - Michigan Consumer Caution and Home Ownership
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling   Counseling Notice Not Provided Timely
                                                                                                                                                                                                                 Notice Not Provided Timely: Unable to determine compliance with timing           State Compliance - Michigan Consumer Mortgage Protection Act (Borrower
                                                                                                                                                                                                                 requirements due to missing Initial Loan Application Date.                       Bill of Rights Disclosure Not Provided Timely)
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 credit counseling agencies not provided to borrower.                             Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
3787645924 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                          -
                                                                          Other                                                                                                                                  Act (HELOC): HELOC Brochure not provided to borrower.
3787063475 XXXXXXXXXX XXXXXXXXXX PA    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Notice of Right to Cancel Expiration Date                                                                               -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Prior or equal to Disbursement Date
                                                                                                                                                                                                                 of 01/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Required Parties
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 12/XX/2005 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 testing may be impacted.                                                         General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
3782284433 XXXXXXXXXX XXXXXXXXXX CT    5/XX/2006  4/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                              -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Provided Timely
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
3778602045 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                                                                                                   Business Days From Transaction Date
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
3775929705 XXXXXXXXXX XXXXXXXXXX MA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            of 03/XX/2007 used as disbursement date for compliance testing.                  or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title.                                                                              [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Required Parties file of document or worksheet indicating how the lender determined that the home Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Business Days From Transaction Date
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                State Compliance - Massachusetts Late Charge Percent Testing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 for testing was 09/XX/2006.                                                      Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     same lender refi
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Closing / Title - TIL is marked final but not signed nor initialed by
                                                                                                                                                                                                                 missing information.                                                             borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
3775579180 XXXXXXXXXX XXXXXXXXXX AL    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                                                                                                   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                  Business Days From Transaction Date
3771034005 XXXXXXXXXX XXXXXXXXXX KY    4/XX/2007  4/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
3763609171 XXXXXXXXXX XXXXXXXXXX CT    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
3761779252 XXXXXXXXXX XXXXXXXXXX MA    8/XX/2003  7/XX/2003    UTD        Purchase                                                                   D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Federal Compliance - TILA - Final TIL Missing                                                                                          Yes        TR
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable      Federal Compliance - Property Type Not Provided                                                                                                   Indeterminable
                                                                                                                                                                                                                 Federal, State or Local compliance testing is unreliable.                        Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 of 08/XX/2003 used as disbursement date for compliance testing.                  results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an         General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 07/XX/2003 which is X months prior to consummation.  A       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 for testing was 02/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 were used in testing.                                                            Testing
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3758762085 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2006  6/XX/2006    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                       contain either                                                                                                                                                             Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                       Preliminary or                                                                                                                                                             General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Final Title.                                                                                                                                                               compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
3754351112 XXXXXXXXXX XXXXXXXXXX MD    8/XX/2007  7/XX/2007    Primary    Refinance Rate/Term                                                        A           A           A           A           A                                                                                                                                                                                                                                              -
3754292101 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 01/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application Date.                                                                Application
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   same lender refi
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Provided Timely
                                                                                                                                                                                                                 application date of 12/XX/2007 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 for testing was 07/XX/2007.                                                      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
3751465420 XXXXXXXXXX XXXXXXXXXX TX    3/XX/2001  2/XX/2001    Primary    Purchase                                                                   D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Federal Compliance - TILA - Final TIL Missing                          SELLER - GENERAL COMMENT GENERAL COMMENT                        No         TNR Testing Not
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable      Federal Compliance - Missing Initial Loan Application No Fees          (2019-09-20): Unable to  (2019-09-20): Unable to                           Required
                                                                                                                                                                                                                 Federal, State or Local compliance testing is unreliable.                        Federal Compliance - Disbursement Date Missing                         procure.                 procure.
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 of 03/XX/2001 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an         Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 application date of 02/XX/2001 which is X months prior to consummation.  A       Testing
                                                                                                                                                                                                                 lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3750322292 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  3/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Federal FACTA Disclosure Timing Test                                                                                         -
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
3748280513 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     same lender refi
                                                                                                                       Preliminary or                                                                            Application Date.                                                                Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Provided Timely
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
3739810549 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -          [B] Closing /  File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Debt Consolidation            Title -        contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably funding date same as disbursement and/or note date but is not signed
                                                                                                        Security       Preliminary or                                                                            practicable time after using credit score.                                       or
                                                                                                        Instrument is  Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   dated by borrower so cannot confirm that borrower received.
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        FNMA/FHLMC                                                                                               application date of 07/XX/2007 which is X months prior to consummation. A        Required Parties
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.  The final date used  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                        not contain                                                                                              for testing was 02/XX/2007.                                                      State Compliance - 4% late charge exceeds 2% maximum per state (NY.)
                                                                                                        the following                                                                                            [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        clauses:: ___                                                                                            exceeds maximum per state.                                                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Application
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     by borrower.
                                                                                                                                                                                                                 missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
3737201410 XXXXXXXXXX XXXXXXXXXX CT    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Notice of Right to Cancel Expiration Date                                                                               -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Prior or equal to Disbursement Date
                                                                                                                                                                                                                 of 10/XX/2004 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Required Parties
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 application date of 09/XX/2004 which is X months prior to consummation. A        Non Same Lender Refinance
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Business Days From Transaction Date
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     same lender refi
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission       Miscellaneous Compliance - (Doc Error) Initial GFE not provided timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
3735753347 XXXXXXXXXX XXXXXXXXXX MI    4/XX/2006  3/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - RESPA Disclosure -  Missing Signature on                                                                                     -
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 disclosure requirements.                                                         Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 to borrower at application.                                                      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
3730288874 XXXXXXXXXX XXXXXXXXXX CT    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TIL itemization did not disclose a loan discount                                                                             -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            fee of $41.94 as prepaid finance charge.
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 for testing was 11/XX/2006.                                                      Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
3727407731 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 for testing was 10/XX/2006.                                                      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 may impact high cost findings.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
3727212190 XXXXXXXXXX XXXXXXXXXX MN    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 08/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        State Compliance - PPP expired.  Penalty of the lesser of 2% or 60
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          day's interest exceeds 60 days interest allowed per State (NM).
                                                                                                                                                                                                                 [B] State Compliance - Minnesota Residential Mortgage Originator and Servicer    Lender is XXXX.
                                                                                                                                                                                                                 Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential          Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Originator and Servicer Licensing Act: Mortgage loan contains an impermissible   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 prepayment penalty exceeding 60 days interest on the unpaid principal balance.   Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Miscellaneous Compliance - (Doc Error) Initial GFE not provided lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
3725337043 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2005 8/XX/2005    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: State Compliance - California Primary Residence Late Charge Percent                                                                               -
                                                                                                        Title -                                                                                                  Unable to determine if late charge exceeds state maximum due to missing          Testing
                                                                                                        Security                                                                                                 information.
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC
                                                                                                        form and does
                                                                                                        not contain
                                                                                                        the following
                                                                                                        clauses:: ___
3723758496 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2006 10/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
3722254434 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2007  5/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
3719930071 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2007  7/XX/2007    UTD        UTD UTD                                      File does not                 B           B           B           B           B                                                                                            Miscellaneous Compliance - Unable to determine occupancy, compliance                                                                              -
                                                                                                                       contain either                                                                                                                                                             results were generated using a defaulted value of Primary.
                                                                                                                       Preliminary or                                                                                                                                                             General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Final Title.                                                                                                                                                               compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                                                                                                  Federal Compliance - Right to Cancel was not provided.
                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
3716598055 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2005  6/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 of 07/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
3705063074 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Purchase                                                                   D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Closing / Title - TIL appears to be final but not signed nor initialed                                                                 Yes        TR
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable      by borrower.                                                                                                                                      Indeterminable
                                                                                                                                                                                                                 Federal, State or Local compliance testing is unreliable.                        Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Consummation
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 of 08/XX/2007 used as disbursement date for compliance testing.                  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Testing signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
3704232003 XXXXXXXXXX XXXXXXXXXX MN    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Business Days From Transaction Date: Truth in Lending Act:  Subject loan         Business Days From Transaction Date
                                                                                                                                                                                                                 transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
3700580765 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C                                                                                            Federal Compliance - Missing Initial Loan Application Test                                                                                        Late Charge
                                                                          Other                                        contain either                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                       Preliminary or                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title.                                                                                                                                                               Federal Compliance - RTC is not in file.
                                                                                                                                                                                                                                                                                                  Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                                                                                                  State Compliance - 10 day grace period is less than 15 day minimum per state (NJ).
3700231965 XXXXXXXXXX XXXXXXXXXX KY    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
3699529584 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8                                                                             -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used   Application
                                                                                                                                                                                                                 on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
3697422109 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   State Compliance - PPP expired.  $500 early closure fee if paid within                                                                            -
                                                                          Other                                                                                                                                  Act (HELOC): HELOC Brochure not provided to borrower.                            the first 36 months not permitted per State (NJ).  Lender is XXXX.
                                                                                                                                                                                                                 [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment      Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 Penalty:  No prepayment penalties are permissible in the state of New Jersey;
                                                                                                                                                                                                                 however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
3685834145 XXXXXXXXXX XXXXXXXXXX PA    2/XX/2003  1/XX/2003    Primary    Refinance Rate/Term                          Unable to                     B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                                       locate Title                                                                              Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       in the file                                                                               of 02/XX/2003 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 01/XX/2003 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       State Compliance - Ten (10) day grace period for the late charge does
                                                                                                                                                                                                                 [B] State Compliance - Pennsylvania First Lien Late Charge Grace Period Testing: not conform with 15 day minimum per state (PA) Regs.
                                                                                                                                                                                                                 Note grace period less than minimum per state.                                   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Application
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3684880062 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2007  12/XX/2006   Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Property Type Not Provided                                                                                                   -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
3680548927 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
3670435812 XXXXXXXXXX XXXXXXXXXX AZ    4/XX/2006  2/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - TILA HELOC - Billing Rights Disclosure Not                                                                                   -
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Provided Timely
                                                                                                                                                                                                                 of account opening.                                                              Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
3668579700 XXXXXXXXXX XXXXXXXXXX IN    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 06/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3667883724 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 9/XX/2006    Primary    Purchase                                                                   D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Federal Compliance - Missing Initial Loan Application No Fees                                                                          Yes        TR
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable      Federal Compliance - TILA - Final TIL Missing                                                                                                     Indeterminable
                                                                                                                                                                                                                 Federal, State or Local compliance testing is unreliable.                        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Closing / Title - TILA - Final TIL Missing
                                                                                                                                                                                                                 of 10/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   Testing
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation.  A
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                 for testing was 04/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3667262338 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2008  7/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 08/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement.
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2008, prior to three (3) business days from transaction date of 08/XX/2008.
3667214677 XXXXXXXXXX XXXXXXXXXX MA    12/XX/2007 11/XX/2007   Primary    UTD UTD                                      File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely   REVIEWER - GENERAL       GENERAL COMMENT                        UTD        Indeterminable
                                                                                                                       contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   State Compliance - Massachusetts Open End Late Charge Percent and      COMMENT (2019-09-18):    (2019-09-18): The issue                           (UAL State)
                                                                                                                       preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  Amount Testing                                                         Disclosure of costs and  cited has either been
                                                                                                                       final title                                                                               fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     State Compliance - Massachusetts Open End Late Charge Grace Period     fees not provided. Need  resolved or was
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Testing                                                                either Closing           determined to not be an
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   State Compliance - Massachusetts Home Loan - Borrower's Interest       Instructions with signed exception as noted. This
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Tangible Net Benefit Worksheet Not in File                             Disbursement             loan closed under the
                                                                                                                                                                                                                 of 12/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business            Authorization or         XXXX program which is an
                                                                                                                                                                                                                 [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of          Important Terms          open-end line of credit
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Application                                                            Disclosure for subject   (HELOC).  For this
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - Property Type Not Provided                        loan. Exception remains. program, the HELOC
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - (Missing Data) Unable to determine if loan is a   SELLER - GENERAL COMMENT Agreement serves as both
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     same lender refi                                                       (2019-09-18): The issue  the Note and final TIL
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Missing Initial Loan Application No Fees          cited has either been    disclosure required
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Disbursement Date Missing                         resolved or was          under Regulation Z.
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - TILA HELOC - Important Terms Disclosure Not       determined to not be an  Please note the initial
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Provided Timely                                                        exception as noted. This disclosure was not
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - Federal FACTA Disclosure Timing Test              loan closed under the    required to be signed
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  General Appraisal Requirements - Due to lack of appraised value,       XXXX program which is an and indicates the Bank
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home compliance tests requiring an LTV were run off an assumed value of a   open-end line of credit  will pay all closing
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              contract sales price or original loan amount, whichever applies.       (HELOC).  For this       costs up to $500,000
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  Federal Compliance - Federal HELOC Itemization of Final Costs and Fees program, the HELOC       with some exceptions.
                                                                                                                                                                                                                 Note grace period less than minimum per state.                                   Not Provided                                                           Agreement serves as both Supporting documents
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount                                                                            the Note and final TIL   have been uploaded as
                                                                                                                                                                                                                 Testing: Note late charge exceeds maximum per state.                                                                                                    disclosure required      XXXX.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence                                                                          under Regulation Z.
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an                                                                                Please note the initial
                                                                                                                                                                                                                 application date of 11/XX/2007 which is X months prior to consummation.  A                                                                              disclosure was not
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used                                                                        required to be signed
                                                                                                                                                                                                                 for testing was 06/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees                                                                        and indicates the Bank
                                                                                                                                                                                                                 were used in testing.                                                                                                                                   will pay all closing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same                                                                           costs up to $500,000
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine                                                                         with some exceptions.
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                                                                                               Supporting documents
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property                                                                            have been uploaded as
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal                                                                         XXXX.
                                                                                                                                                                                                                 testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
3662835715 XXXXXXXXXX XXXXXXXXXX SC    12/XX/2007 12/XX/2007   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document       Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 specifying the agency designated to receive complaints or inquiries about the    by borrower.
                                                                                                                                                                                                                 origination and making of the loan.                                              Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   Disclosure Not Provided)
                                                                                                                                                                                                                 by closing.
3661226594 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Home Improvement                                                                                                                       Creditor did not provide FACTA Credit Score Disclosure.                          Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Application
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
3660072030 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                          -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
3659201920 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 Note late charge exceeds maximum per state.                                      State Compliance - 10% late charge exceeds 6% maximum per state (CA).
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3657665883 XXXXXXXXXX XXXXXXXXXX OH    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            State Compliance - Ohio Consumer Sales Practices Act (No Documentation
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        of Tangible Net Benefit Analysis)
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  State Compliance - Ohio Consumer Sales Practices Act (Closing
                                                                                                                                                                                                                 for testing was 08/XX/2006.                                                      Disclosure Not Provided)
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not   State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement
                                                                                                                                                                                                                 Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not   of Receipt of Home Mortgage Loan Information Document Not Retained by
                                                                                                                                                                                                                 verified with reliable documentation.                                            Lender)
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of     State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay
                                                                                                                                                                                                                 Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio not Verified)
                                                                                                                                                                                                                 Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan   Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 Information Document not retained by lender.                                     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of
                                                                                                                                                                                                                 Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage
                                                                                                                                                                                                                 loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3655009938 XXXXXXXXXX XXXXXXXXXX AZ    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                       Preliminary or                                                                            application date of 09/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
3653146955 XXXXXXXXXX XXXXXXXXXX CT    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Home Improvement                                                                                                                       Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
3650653827 XXXXXXXXXX XXXXXXXXXX TX    11/XX/2006 10/XX/2006   Primary    Construction                                                               B           B           B           B           B                                                                                            Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                                                                                                  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                  General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
3650331361 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                       Preliminary or                                                                            of 07/XX/2006 used as disbursement date for compliance testing.                  Required Parties
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Business Days From Transaction Date
                                                                                                                                                                                                                 application date of 06/XX/2006 which is X months prior to consummation. A        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 for testing was 01/XX/2006.                                                      same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3643315466 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
3641865533 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 12/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other                         Title -
                                                                                                        Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC
                                                                                                        form and does
                                                                                                        not contain
                                                                                                        the following
                                                                                                        clauses:: ___
3641674173 XXXXXXXXXX XXXXXXXXXX AZ    3/XX/2006  2/XX/2006    Second     Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Missing: Unable to test   Federal Compliance - TILA HELOC - Credit Agreement Missing                                                                                        -
                                                               Home                                                                                                                                              HELOC Agreement due to missing information.                                      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Application
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Provided Timely
                                                                                                                                                                                                                 application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
3641600835 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2005  9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - FACTA Disclosure Missing                                                                                                     -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 of 09/XX/2005 used as disbursement date for compliance testing.                  Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.
3639145529 XXXXXXXXXX XXXXXXXXXX NC    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
3633711177 XXXXXXXXXX XXXXXXXXXX AL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                        contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              application date located in file.  Compliance tests were run using an            Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3633120798 XXXXXXXXXX XXXXXXXXXX GA    7/XX/2006  6/XX/2006    Primary    Purchase                      [B] Closing /                                A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                                                        Title -
                                                                                                        Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC
                                                                                                        form and does
                                                                                                        not contain
                                                                                                        the following
                                                                                                        clauses:: ___
3632262526 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 07/XX/2007 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 testing may be impacted.                                                         state (NJ).
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
3631441908 XXXXXXXXXX XXXXXXXXXX RI    12/XX/2007 11/XX/2007   Primary    Purchase                                     File does not                 C           C           C           C           C           [C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices     Federal Compliance - TIL in file indicated to be final, expected       SELLER - GENERAL COMMENT GENERAL COMMENT                                   State - NC
                                                                                                                       contain either                                                                            Regarding High-Cost Home Loans Disclosure Not Provided Timely): Unable to        funding date same as disbursement and/or note date but is not signed   (2019-09-18): A copy of  (2019-09-18): A copy of
                                                                                                                       Preliminary or                                                                            determine compliance with timing requirements due to missing Initial Loan        or dated by borrower so cannot confirm that borrower received.         the "Usury and High Cost the "Usury and High Cost
                                                                                                                       Final Title.                                                                              Application Date.                                                                Federal Compliance - RESPA Disclosure - Affiliated Business            Home Loan Compliance     Home Loan Compliance
                                                                                                                                                                                                                 [C] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File):  Arrangement Disclosure Not Provided Within 3 Business Days of          Worksheet" has been      Worksheet" has been
                                                                                                                                                                                                                 Rhode Island Home Loan:  Loan file did not contain record(s) documenting         Application                                                            located and is being     located and is being
                                                                                                                                                                                                                 high-cost home loan analysis.                                                    Federal Compliance - RESPA Disclosure -  Missing Signature on          provided. This document  provided. This document
                                                                                                                                                                                                                 [C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices     Affiliated Business Arrangement Disclosure                             states "Loan does not    states "Loan does not
                                                                                                                                                                                                                 Regarding Home Loans Disclosure Not Provided Timely): Unable to determine        Federal Compliance - Missing Initial Loan Application Test             fall under home equity   fall under home equity
                                                                                                                                                                                                                 compliance with timing requirements due to missing Initial Loan Application      Closing / Title - TIL appears to be final but not signed nor initialed protection act."         protection act."
                                                                                                                                                                                                                 Date.                                                                            by borrower.                                                           REVIEWER - GENERAL
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - Disclosure signed and dated 11/15/2007              COMMENT (2019-09-19):
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - Disclosure signed and dated 11/15/2007              The document provided
                                                                                                                                                                                                                 application date of 11/XX/2007 which is X months prior to consummation. A        State Compliance - Rhode Island Home Loan (High Cost Analysis Not In   does not satisfy RI HLPA
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  File)                                                                  High Cost Analysis
                                                                                                                                                                                                                 for testing was 11/XX/2007.                                                                                                                             requirement.  Analysis
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated                                                                            must include RI HLPA
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain                                                                         rate and points and fees
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                                                                                                analysis and be signed
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement                                                                             and dated by lender
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to                                                                                confirming review of
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan                                                                               analysis and whether or
                                                                                                                                                                                                                 Application Date.                                                                                                                                       not loan is a high cost
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                                loan.  Exception
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower                                                                          remains.
                                                                                                                                                                                                                 by closing.
3631287683 XXXXXXXXXX XXXXXXXXXX MA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  State Compliance - Grace period min not allowed per state (CT) - min
                                                                                                                       Preliminary or                                                                            file of document or worksheet indicating how the lender determined that the home grace period for CT is 15 days - note states 10
                                                                                                                       Final Title.                                                                              loan is in the borrower's interest.                                              State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 Note grace period less than minimum per state.                                   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 03/XX/2006 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
3630082922 XXXXXXXXXX XXXXXXXXXX GA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - RESPA Disclosure -  Missing Signature on                                                                                     -
                                                                          Debt Consolidation                           contain either                                                                            Unable to determine if a prepayment penalty was included in the pay-off which    Affiliated Business Arrangement Disclosure
                                                                                                                       Preliminary or                                                                            may impact high cost findings.                                                   Federal Compliance - Payoff Statement Missing
                                                                                                                       Final Title                                                                               [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
3625991105 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - New York Prepayment Penalty Junior Lien: New York         Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 loan.                                                                            Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      State Compliance - PPP Expired. Prepayment charge not allowed per
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  state (NY) - max prepayment charge for NY loan is 0% - note states 6
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     months interest. Lender is XXXX.
                                                                                                                                                                                                                 applicant within three (3) business days of application.
3620233572 XXXXXXXXXX XXXXXXXXXX MA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Notice of Right to Cancel Missing                                                                                 Yes        TR
                                                                          Other                                        contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   State Compliance - Grace period min not allowed per state (MA) - min                                                                              Indeterminable
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  grace period for MA is 15 days - note states 10                                                                                                   (UAL State)
                                                                                                                       Final Title.                                                                              fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 disclosure requirements.                                                         Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 09/XX/2005 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Not Provided file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:
                                                                                                                                                                                                                 Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
3619916214 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2005 11/XX/2005   UTD        Refinance UTD                                File does not                 B           B           B           B           B                                                                                            Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                              -
                                                                                                                       contain either                                                                                                                                                             Federal Compliance - RTC not found.
                                                                                                                       Preliminary or                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title.                                                                                                                                                               Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                                                                                                  General Appraisal Requirements - Appraisal report and property value not found.
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - Unable to determine occupancy, compliance results were generated using a defaulted value of Primary.
3618273021 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2006  8/XX/2006    Primary    Refinance UTD                                File does not                 D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For Fee      Federal Compliance - TILA - Final TIL Missing                                                                                          Yes        TR
                                                                                                                       contain either                                                                            Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal,   Federal Compliance - Notice of Right to Cancel Missing                                                                                            Indeterminable
                                                                                                                       Preliminary or                                                                            State or Local compliance testing.                                               Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 of 09/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Missing Final HUD-1:  Illegible HUD-1 Used For
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Fee Testing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3614963861 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2004  2/XX/2004    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  same lender refi
                                                                                                                       Final Title                                                                               in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
3614032221 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2006  4/XX/2006    UTD        UTD UTD                                      File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - TILA HELOC - Billing Rights Disclosure Not                                                                                   -
                                                                                                                       contain either                                                                            Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Provided Timely
                                                                                                                       Preliminary or                                                                            of account opening.                                                              Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 application date of 04/XX/2006 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value, lookback was performed to determine this application date.  The final date used  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 for testing was 11/XX/2005.                                                      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
3612059477 XXXXXXXXXX XXXXXXXXXX OH    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - Ohio Late Charge Percent and Amount Testing                                                                                    -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 03/XX/2005 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 for testing was 10/XX/2004.                                                      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] State Compliance - Ohio Late Charge Percent and Amount Testing: Unable to    Application
                                                                                                                                                                                                                 determine if late charge exceeds state maximum due to missing information.       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2005, prior to three (3) business days from transaction date of 04/XX/2005.
3611286184 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject  Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                                                                                                                                                                 loan of XXX% is in excess of the allowable maximum of the greater of 5.00000% of Business Days From Transaction Date the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on  Federal Compliance - FNMA Points and Fees a Original Loan Amount of $XXXX vs. an allowable total of $XXXX and $1000.00
                                                                                                                                                                                                                 (2007) (an overage of $XXXX or XXXX%).
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
3610328049 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 03/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Application
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 02/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
3596057464 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2008  7/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 of 08/XX/2008 used as disbursement date for compliance testing.                  Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 07/XX/2008 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    same lender refi
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2008, prior to three (3) business days from transaction date of 08/XX/2008.
3595911943 XXXXXXXXXX XXXXXXXXXX PA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 02/XX/2006 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Required Parties
                                                                                                                                                                                                                 application date of 01/XX/2006 which is X months prior to consummation. A        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 testing may be impacted.                                                         General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3594465789 XXXXXXXXXX XXXXXXXXXX AZ    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Business Days From Transaction Date: Truth in Lending Act:  Subject loan         Business Days From Transaction Date
                                                                                                                                                                                                                 transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
3588570465 XXXXXXXXXX XXXXXXXXXX NC    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 09/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
3588038392 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                        contain                                                                                   Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            of 09/XX/2005 used as disbursement date for compliance testing.                  State Compliance - 4% late charge exceeds the 2% maximum allowed per
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   state (NY)
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 08/XX/2005 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 exceeds maximum per state.                                                       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3586585497 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 06/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3577426529 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Notice of Right to Cancel Missing                                                                                            Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 03/XX/2006 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - Minimum grace period for NJ is 15 days - note
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            states 10 days.
                                                                                                                                                                                                                 application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
3577361125 XXXXXXXXXX XXXXXXXXXX WV    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
3573757473 XXXXXXXXXX XXXXXXXXXX NC    3/XX/2004  3/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                                                                                                                     lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi if correct TILA rescission form was used.
3571565921 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            application date of 02/XX/2006 which is X months prior to consummation. A        Application
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.                       Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    same lender refi
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
3569788640 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - Greater of 5% or $10 late charge exceeds maximum 2%                                                                            -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            per state of NY.
                                                                                                                       Preliminary or                                                                            application date of 09/XX/2007 which is X months prior to consummation. A        State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.                       state of NY.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 period less than minimum per state.                                              Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Application
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 testing may be impacted.                                                         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
3563918227 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 09/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Provided Timely
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   State Compliance - New York Late Charge Grace Period Testing
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
3560617864 XXXXXXXXXX XXXXXXXXXX MA    12/XX/2007 11/XX/2007   Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         funding date same as disbursement and/or note date but is not signed
                                                                                                                       Final Title                                                                               Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   or dated by borrower so cannot confirm that borrower received
                                                                                                                                                                                                                 by closing.                                                                      Closing / Title - TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing
3560101450 XXXXXXXXXX XXXXXXXXXX OH    10/XX/2006 9/XX/2006    Primary    Purchase                                                                   D           D           D           D           D                                                                                            Federal Compliance - FACTA Disclosure Missing                                                                                          No         TNR Testing Not
                                                                                                                                                                                                                                                                                                  Closing / Title - Missing Document: Note - Subject Lien not provided                                                                              Required
3557884267 XXXXXXXXXX XXXXXXXXXX TN    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                                                                                                                                                                                                      same lender refi
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                                                                                                  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing
3555532442 XXXXXXXXXX XXXXXXXXXX MA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                                                                                                   Business Days From Transaction Date
                                                                                                                                                                                                                                                                                                  State Compliance - 10 days grace period is less than the 15 days minimum per state of MA.
                                                                                                                                                                                                                                                                                                  State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                                                                                                  Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - APR Does Not Match Interest Rate
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                                                                                                  Provided Timely
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                                                                                                  General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
3554673456 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                       Final Title.                                                                              application date located in file.  Compliance tests were run using an            Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 application date of 09/XX/2007 which is X months prior to consummation. A        funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Required Parties
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
3548059658 XXXXXXXXXX XXXXXXXXXX PA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure -  Missing Signature on                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Affiliated Business Arrangement Disclosure signature on Affiliated Business Arrangement Disclosure.
3546869471 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably same lender refi
                                                                                                                       Preliminary or                                                                            practicable time after using credit score.                                       Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 application date of 02/XX/2006 which is X months prior to consummation. A        Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Required Parties
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 exceeds maximum per state.                                                       State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 missing information.                                                             Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      required parties
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  by borrower
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
3546708343 XXXXXXXXXX XXXXXXXXXX IA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                           contain either                                                                            Act: Notice of Right to Cancel was not provided.                                 Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                       Final Title
3545602952 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 of 07/XX/2004 used as disbursement date for compliance testing.                  Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Application Date.                                                                compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
3543390196 XXXXXXXXXX XXXXXXXXXX GA    6/XX/2006  5/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
3537262547 XXXXXXXXXX XXXXXXXXXX MA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - Missing Affiliated Business Arrangement                                                                                -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Disclosure and fee(s) were paid to affiliate.
                                                                                                                       Preliminary or                                                                            of 11/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA - Final TIL Missing
                                                                                                                       Final Title.                                                                              [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  State Compliance - 4% late charge exceeds 3% maximum per state (MA).
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3530824277 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            of 06/XX/2007 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably same lender refi
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        or
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 for testing was 12/XX/2006.                                                      Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Prior or equal to Disbursement Date
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application Date.                                                                Application
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 timing requirements.                                                             Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         by borrower.
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
3524219503 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 of 12/XX/2005 used as disbursement date for compliance testing.                  State Compliance - 4% late charge exceeds 2% maximum per state (NY).
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 11/XX/2005 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 for testing was 06/XX/2005.                                                      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3522558207 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2007  7/XX/2007    Investment Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
3518989623 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2005 11/XX/2005   Primary    UTD UTD                                      File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Preliminary or                                                                            of 12/XX/2005 used as disbursement date for compliance testing.                  Provided Timely
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
3515023190 XXXXXXXXXX XXXXXXXXXX VA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 05/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date of 04/XX/2006 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3513959799 XXXXXXXXXX XXXXXXXXXX OH    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of     State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement                                                                             -
                                                                          Debt Consolidation                           contain either                                                                            Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio of Receipt of Home Mortgage Loan Information Document Not Retained by
                                                                                                                       Preliminary or                                                                            Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan   Lender)
                                                                                                                       Final Title.                                                                              Information Document not retained by lender.
3511126913 XXXXXXXXXX XXXXXXXXXX OH    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 02/XX/2007 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          State Compliance - Ohio Consumer Sales Practices Act (No Documentation
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   of Tangible Net Benefit Analysis)
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - Ohio Consumer Sales Practices Act (Closing
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Disclosure Not Provided)
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of     of Receipt of Home Mortgage Loan Information Document Not Retained by
                                                                                                                                                                                                                 Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Lender)
                                                                                                                                                                                                                 Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Information Document not retained by lender.                                     Business Days From Transaction Date
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 required Closing Disclosure.                                                     Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of
                                                                                                                                                                                                                 Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage
                                                                                                                                                                                                                 loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
3509739022 XXXXXXXXXX XXXXXXXXXX NV    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Closing / Title - TILA - Final TIL Missing
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3509307667 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - TILA Notice of Right to Cancel Expiration Date                                                                               -
                                                                          Other                                                                                                                                  Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Prior or equal to Disbursement Date
                                                                                                                                                                                                                 of account opening.                                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth  Business Days From Transaction Date
                                                                                                                                                                                                                 in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.    State Compliance - PPP Expired. Prepayment charge not allowed per
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   state (NJ) - max prepayment charge for NJ loan  is 0% - note states
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            greater of $15 or 5%. Lender is XXXX
                                                                                                                                                                                                                 [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing    same lender refi
                                                                                                                                                                                                                 [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment      Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 Penalty:  No prepayment penalties are permissible in the state of New Jersey.    Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
3507638077 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                       Preliminary or                                                                            of 09/XX/2007 used as disbursement date for compliance testing.                  by borrower.
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A        or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Required Parties
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Application
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 timing requirements.                                                             General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
3500922853 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2006  2/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            by borrower.
                                                                                                                                                                                                                 application date of 02/XX/2006 which is X months prior to consummation. A        Federal Compliance - TIL in file indicated to be final, expected lookback was performed to determine this application date.  The final date used  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 for testing was 09/XX/2005.                                                      or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
3493238463 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2006  7/XX/2006    Primary    Purchase                                                                   D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Federal Compliance - Missing Initial Loan Application Test                                                                             No         TNR Testing Not
                                                                                                                                                                                                                 For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped                                                                            Required
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.                           Used For Fee Testing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
3489829940 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   State Compliance - 5% late charge exceeds 2% maximum per state (NY).                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                       Preliminary or                                                                            of 08/XX/2007 used as disbursement date for compliance testing.                  state (NY).
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Business Days From Transaction Date
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Application
                                                                                                                                                                                                                 period less than minimum per state.                                              Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 exceeds maximum per state.                                                       same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 testing may be impacted.                                                         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
3483699708 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 01/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 12/XX/2005 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 transaction disbursed on 01/XX/2006, prior to three (3) business days from       Miscellaneous Compliance - (Doc Error) Initial GFE not provided transaction date of 01/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3478649063 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                                                                                                                     lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Missing
                                                                                                                                                                                                                 Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
3475545227 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - TILA HELOC - Important Terms Disclosure Not                                                                                  Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Provided Timely
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 08/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Application
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
3475029169 XXXXXXXXXX XXXXXXXXXX TX    4/XX/2007  1/XX/2007    Primary    Purchase                                                                   B           B           B           B           B                                                                                            Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
3474688782 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 of 04/XX/2007 used as disbursement date for compliance testing.                  Non Same Lender Refinance
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - New York Prepayment Penalty Junior Lien
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        State Compliance - New York Late Charge Grace Period Testing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 period less than minimum per state.                                              Application
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 exceeds maximum per state.                                                       same lender refi
                                                                                                                                                                                                                 [B] State Compliance - New York Prepayment Penalty Junior Lien: New York         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien    Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 loan.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
3473696286 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2006 9/XX/2006    Primary    Purchase                                                                   B           B           B           B           B                                                                                            Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                                                                                                  Provided Timely
                                                                                                                                                                                                                                                                                                  Federal Compliance - Federal FACTA Disclosure Timing Test
3473325906 XXXXXXXXXX XXXXXXXXXX MA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure.                          Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Application
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
3467401297 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance UTD                                File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Preliminary or                                                                            of 01/XX/2007 used as disbursement date for compliance testing.                  Provided Timely
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Application Date.                                                                contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
3464052204 XXXXXXXXXX XXXXXXXXXX OH    9/XX/2006  9/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 09/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3463413563 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 05/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title                                                                               [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005.
3460275482 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Preliminary or                                                                            of 05/XX/2007 used as disbursement date for compliance testing.                  Provided Timely
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Application Date.                                                                State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    State Compliance - New York Late Charge Grace Period Testing
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
3460175678 XXXXXXXXXX XXXXXXXXXX MA    5/XX/2009  3/XX/2009    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        State Compliance - Massachusetts Mortgage Lender and Broker Regulation                                                                            -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          (Ability to Repay not Verified)
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Mortgage Lender and Broker Regulation       Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker        Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Regulation:  File does not contain evidence that analysis of borrower's ability  by borrower.
                                                                                                                                                                                                                 to repay was performed based on verified income, obligations, assets, and/or     Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 employment using PITI payment based on fully indexed rate and fully amortizing   funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 payment, if applicable                                                           or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Affiliated Business Arrangement Disclosure signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
3459939183 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2003  6/XX/2003    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Disbursement Date Missing
                                                                                                        Security                                                                                                 of 07/XX/2003 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Required Parties
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        FNMA/FHLMC                                                                                               application date of 06/XX/2003 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                        not contain                                                                                              [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        the following                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                        clauses:: ___                                                                                            if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2003, prior to three (3) business days from transaction date of 07/XX/2003.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3458926899 XXXXXXXXXX XXXXXXXXXX GA    10/XX/2006 9/XX/2006    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan:       Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                       contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    State Compliance - 14.04% late charge exceeds 5% maximum per state
                                                                                                                       Preliminary or                                                                            grace period of less than ten (10) days.                                         (GA).
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        State Compliance - 14.04% late charge exceeds 5% maximum per state lookback was performed to determine this application date.  The final date used  (GA).
                                                                                                                                                                                                                 for testing was 04/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3455925780 XXXXXXXXXX XXXXXXXXXX NH    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                          -
                                                                          Other                                                                                                                                  Act (HELOC): HELOC Brochure not provided to borrower.
3443650592 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing                                                                                                     -
                                                                          Debt Consolidation                           contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          State Compliance - Late charge not allowed per state (NY) - max late
                                                                                                                       Preliminary or                                                                            [B] State Compliance - New York Late Charge Percent Testing: Note late charge    charge for (NY) is 2% - note states 4%
                                                                                                                       Final Title                                                                               exceeds maximum per state.
3437142242 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2006 12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
3433223929 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  to determine compliance with timing requirements due to missing Initial Loan     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application Date.                                                                Application
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 for testing was 02/XX/2006.                                                      Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
3429119109 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Federal Compliance - Notice of Right to Cancel Missing file of document or worksheet indicating how the lender determined that the home State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3423995232 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2008  6/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Notice of Right to Cancel Expiration Date                                                                               -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Prior or equal to Disbursement Date
                                                                                                                                                                                                                 of 07/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Business Days From Transaction Date
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 of account opening.                                                              Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   State Compliance - New York Late Charge Grace Period Testing
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Application
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  same lender refi
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 application date of 06/XX/2008 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Provided Timely
                                                                                                                                                                                                                 for testing was 01/XX/2008.                                                      Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2008, prior to three (3) business days from transaction date of 10/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
3422194917 XXXXXXXXXX XXXXXXXXXX VA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Security                                                                                                 of 06/XX/2007 used as disbursement date for compliance testing.                  Application
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Required Parties
                                                                                                        FNMA/FHLMC                                                                                               application date of 05/XX/2007 which is X months prior to consummation. A        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.                       Non Same Lender Refinance
                                                                                                        not contain                                                                                              [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        the following                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Business Days From Transaction Date
                                                                                                        clauses:: ___                                                                                            if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      same lender refi
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Miscellaneous Compliance - (Doc Error) Initial GFE not provided missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3422130211 XXXXXXXXXX XXXXXXXXXX CT    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Federal Compliance - TILA Notice of Right to Cancel Expiration Date                                                                               -
                                                                          Other                                        contain either                                                                            Business Days From Transaction Date: Truth in Lending Act:  Subject loan         Prior or equal to Disbursement Date
                                                                                                                       Preliminary or                                                                            transaction disbursed on 12/XX/2004, prior to three (3) business days from       Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       Final Title                                                                               transaction date of 12/XX/2004.                                                  Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
3416694213 XXXXXXXXXX XXXXXXXXXX TN    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
3414685292 XXXXXXXXXX XXXXXXXXXX SC    4/XX/2002  3/XX/2002    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 04/XX/2002 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Business Days From Transaction Date
                                                                                                                                                                                                                 application date of 03/XX/2002 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2002, prior to three (3) business days from transaction date of 04/XX/2002.
3412527366 XXXXXXXXXX XXXXXXXXXX CT    1/XX/2008  12/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 01/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date of 12/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Miscellaneous Compliance - (Doc Error) Initial GFE not provided missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3402511909 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2004  1/XX/2004    Primary    Refinance Cash-out -                                                       C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine   Federal Compliance - Notice of Right to Cancel Missing                                                                                            Late Charge
                                                                          Other                                                                                                                                  if loan contains an impermissible late charge due to missing information.        Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of 02/XX/2004 used as disbursement date for compliance testing.                  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 01/XX/2004 which is X months prior to consummation. A        State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
3402337497 XXXXXXXXXX XXXXXXXXXX OR    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 09/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
3391507248 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
3388232558 XXXXXXXXXX XXXXXXXXXX HI    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
3385007839 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine   Federal Compliance - Notice of Right to Cancel Missing                                                                                            Late Charge
                                                                          Other                                        contain either                                                                            if loan contains an impermissible late charge due to missing information.        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title.                                                                              Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 of 02/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
3373904862 XXXXXXXXXX XXXXXXXXXX ME    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Property Type Not Provided
                                                                                                                       Preliminary or                                                                            of 02/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
3370778326 XXXXXXXXXX XXXXXXXXXX IL    1/XX/2007  12/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B                                                                                            Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
3370764389 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Other                                        contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Non Same Lender Refinance
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
3369845708 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Right of Rescission Timing - Receipt Date Missing                                                                            -
                                                                          Debt Consolidation                           contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Preliminary or                                                                            of 07/XX/2007 used as disbursement date for compliance testing.                  funding date same as disbursement and/or note date but is not signed
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   or
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Required Parties
                                                                                                                                                                                                                 for testing was 01/XX/2007.                                                      Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Business Days From Transaction Date
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Application
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 missing information.                                                             Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      by borrower.
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
3365835566 XXXXXXXXXX XXXXXXXXXX SC    1/XX/2008  12/XX/2007   Primary    Purchase                                     File does not                 B           B           B           B           B                                                                                            Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                                                                       contain either                                                                                                                                                             by borrower
                                                                                                                       Preliminary or                                                                                                                                                             State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                       Final Title                                                                                                                                                                Disclosure Not Provided)
3362515698 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2003 10/XX/2003   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            application date of 10/XX/2003 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    compliance tests requiring an LTV were run off an assumed value of a lender refi: Original Lender was not able to be determined. Unable to determine  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         same lender refi
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2003, prior to three (3) business days from transaction date of 11/XX/2003.
3361807440 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
3342485328 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Application
                                                                                                                                                                                                                 of 06/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    compliance tests requiring an LTV were run off an assumed value of a lender refi: Original Lender was not able to be determined. Unable to determine  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      state (NJ).
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
3338291732 XXXXXXXXXX XXXXXXXXXX SC    1/XX/2007  12/XX/2006   UTD        UTD UTD                                      File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Property Type Not Provided                                                                                        UTD        Indeterminable
                                                                                                                       contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  Disclosure Not Provided)
                                                                                                                       Final Title.                                                                              fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  General Appraisal Requirements - Due to lack of appraised value, in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 disclosure requirements.                                                         Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of 01/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an         Not Provided
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
3336522746 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                                                                                                                                 of 11/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 10/XX/2005 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Miscellaneous Compliance - (Doc Error) Initial GFE not provided if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.
3334574531 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              Late Charge
                                                                          Debt Consolidation                                                                                                                     Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Business Days From Transaction Date
                                                                                                                                                                                                                 grace period less than 15 days.                                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Application
                                                                                                                                                                                                                 of 03/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
3332566937 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 07/XX/2005 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          required parties
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Final TIL Estimated
                                                                                                                                                                                                                 application date of 06/XX/2005 which is X months prior to consummation. A        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Unable to verify reason for underdisclosure due
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  to missing TIL itemization of amount financed.
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 missing information.                                                             Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Application
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 timing requirements.                                                             Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
3321669953 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 02/XX/2006 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 for testing was 09/XX/2005.                                                      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
3317829883 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Purchase                      [B] Closing /                                D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Federal Compliance - Missing Initial Loan Application No Fees                                                                          Yes        TR
                                                                                                        Title -                                                                                                  Missing Final HUD-1.  No document containing fees provided.  Any applicable      Federal Compliance - TILA - Final TIL Missing                                                                                                     Indeterminable
                                                                                                        Security                                                                                                 Federal, State or Local compliance testing is unreliable.                        Federal Compliance - Disbursement Date Missing
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        not on a                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                        FNMA/FHLMC                                                                                               of 08/XX/2006 used as disbursement date for compliance testing.                  Testing
                                                                                                        form and does                                                                                            [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence
                                                                                                        not contain                                                                                              of application date located in file.  Compliance tests were run using an
                                                                                                        the following                                                                                            application date of 07/XX/2006 which is X months prior to consummation.  A
                                                                                                        clauses:: ___                                                                                            lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                 for testing was 06/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3313321388 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            application date of 03/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 10/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3311807414 XXXXXXXXXX XXXXXXXXXX VA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                        Security                                                                                                 of 01/XX/2007 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        FNMA/FHLMC                                                                                               application date of 12/XX/2006 which is X months prior to consummation. A        Required Parties
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.                       Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                        not contain                                                                                              [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Non Same Lender Refinance
                                                                                                        the following                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        clauses:: ___                                                                                            if correct TILA rescission form was used.                                        Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Application
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      same lender refi
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 timing requirements.                                                             Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3306225986 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Federal Compliance - TILA - Final TIL Missing                                                                                          Yes        TR
                                                                          Other                                                                                                                                  Missing Final HUD-1.  No document containing fees provided.  Any applicable      Federal Compliance - Notice of Right to Cancel Missing                                                                                            Indeterminable
                                                                                                                                                                                                                 Federal, State or Local compliance testing is unreliable.                        Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 of 02/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   Testing
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation.  A
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                 for testing was 08/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3305964558 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            of 01/XX/2007 used as disbursement date for compliance testing.                  or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Required Parties
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 lookback was performed to determine this application date.  The final date used  Business Days From Transaction Date
                                                                                                                                                                                                                 for testing was 07/XX/2006.                                                      Federal Compliance - The under disclosure appears to be payment
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    related. The Lender indicates 300 payments of $185.40; the actual is
                                                                                                                                                                                                                 exceeds maximum per state.                                                       299 @$185.40 and 1 @ $241.31. The difference is $55.91
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  State Compliance - Per NY state law: A lender may collect a late
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        charge on any installment which has become due and remains unpaid for
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     at least 15 days, regardless of the period it remains in default, but
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  it may not exceed and may only be enforced to the extent of 2% of such
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         delinquent installment, if the late charge is provided for in the loan
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      documents.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Application
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.                                    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 transaction disbursed on 01/XX/2007, prior to three (3) business days from       Closing / Title - TIL is marked final but not signed nor initialed by
                                                                                                                                                                                                                 transaction date of 01/XX/2007.                                                  borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
3301582643 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2009  3/XX/2009    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 03/XX/2009 which is X months prior to consummation. A        Federal Compliance - TIL in file indicated to be final, expected lookback was performed to determine this application date.  The final date used  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 for testing was 10/XX/2008.                                                      or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 exceeds maximum per state.                                                       State Compliance - 4% late charge exceeds 2% maximum per state NY
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Closing / Title - final TIL is not signed or initialed by the
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     borrower.
                                                                                                                                                                                                                 missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
3298991590 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            application date of 07/XX/2007 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used  Closing / Title - TIL appears to be final but not signed by all
                                                                                                                                                                                                                 for testing was 02/XX/2007.                                                      required parties.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  funding date same as disbursement and /or note date but is not signed
                                                                                                                                                                                                                 testing may be impacted.                                                         or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Required Parties
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Application
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 missing information.                                                             Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
3295668310 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                   Yes        TR HUD
                                                                          Other                                        contain either                                                                            For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  same lender refi                                                                                                                                  Deficiency
                                                                                                                       Preliminary or                                                                            applicable Federal, State or Local compliance testing.                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       Final Title                                                                               [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Business Days From Transaction Date
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Used For Fee Testing
                                                                                                                                                                                                                 applicant within three (3) business days of application.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
3294466754 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                          -
                                                                          Other                                                                                                                                  Act (HELOC): HELOC Brochure not provided to borrower.
3292914763 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                                                                                                                                 of 11/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Required Parties
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3291839484 XXXXXXXXXX XXXXXXXXXX NC    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term                          File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            of 02/XX/2007 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably by borrower.
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 for testing was 08/XX/2006.                                                      Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 lender refi: Original Lender was not able to be determined. Unable to determine  Business Days From Transaction Date
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 testing may be impacted.                                                         Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         same lender refi
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
3291801475 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2003 11/XX/2003   Primary    UTD UTD                                      File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              Late Charge
                                                                                                                       contain either                                                                            if loan contains an impermissible late charge due to missing information.        Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 of 12/XX/2003 used as disbursement date for compliance testing.                  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   same lender refi
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 11/XX/2003 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2003, prior to three (3) business days from transaction date of 12/XX/2003.
3286770494 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - New York Prepayment Penalty Junior Lien: New York         State Compliance - PPP Expired. Prepayment charge not allowed per                                                                                 -
                                                                          Debt Consolidation                                                                                                                     Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien    state {NY) - max prepayment charge for NY second mortgage loan is 0%-
                                                                                                                                                                                                                 loan.                                                                            note states 6 months interest on 80% of the original UPB. Lender is
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    XXXX.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     same lender refi
                                                                                                                                                                                                                 applicant within three (3) business days of application.
3285752734 XXXXXXXXXX XXXXXXXXXX MA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                        SELLER -       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                     GENERAL COMMENT                                   -
                                                                          Debt Consolidation                                          GENERAL                                                                    Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of                                   (2019-02-27): After
                                                                                                                                      COMMENT                                                                    Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application                                                                                     review it has been
                                                                                                                                      (2019-02-27):                                                              applicant within three (3) business days of application.                                                                                                                         determined that this
                                                                                                                                      After review                                                                                                                                                                                                                                                loan did not originate
                                                                                                                                      it has been                                                                                                                                                                                                                                                 with title insurance.
                                                                                                                                      determined                                                                                                                                                                                                                                                  Therefore, there is no
                                                                                                                                      that this loan                                                                                                                                                                                                                                              final title policy
                                                                                                                                      did not                                                                                                                                                                                                                                                     available for this loan
                                                                                                                                      originate with                                                                                                                                                                                                                                              from origination.
                                                                                                                                      title
                                                                                                                                      insurance.
                                                                                                                                      Therefore,
                                                                                                                                      there is no
                                                                                                                                      final title
                                                                                                                                      policy
                                                                                                                                      available for
                                                                                                                                      this loan from
                                                                                                                                      origination.
3283036069 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            of 10/XX/2004 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 of account opening.                                                              Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Application
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Application Date.                                                                same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 application date of 09/XX/2004 which is X months prior to consummation. A        Provided Timely
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 for testing was 04/XX/2004.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 08/XX/2006.
3281511985 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2008  6/XX/2008    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.   Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
3280914534 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -          [B] Closing /  File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                         Title -        contain either                                                                            application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        Security       preliminary or                                                                            application date of 04/XX/2008 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                        Instrument is  final title                                                                               lookback was performed to determine this application date.  The final date used  Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                        not on a                                                                                                 for testing was 11/XX/2007.                                                      by borrower.
                                                                                                        FNMA/FHLMC                                                                                               [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TIL in file indicated to be final, expected
                                                                                                        form and does                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  funding date same as disbursement and/or note date but is not signed
                                                                                                        not contain                                                                                              if correct TILA rescission form was used.                                        or
                                                                                                        the following                                                                                            [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     dated by borrower so cannot confirm that borrower received.
                                                                                                        clauses:: ___                                                                                            Unable to determine if a prepayment penalty was included in the pay-off which    Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 may impact high cost findings.                                                   Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 testing may be impacted.                                                         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Application
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Application Date.                                                                same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
3278920347 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2005  2/XX/2005    Primary    UTD UTD                                      File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement                                                                   UTD        Indeterminable
                                                                                                                       contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  Federal Compliance - Property Type Not Provided
                                                                                                                       Final Title.                                                                              fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  General Appraisal Requirements - Due to lack of appraised value, in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 disclosure requirements.                                                         Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Not Provided
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
3278846960 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
3278782543 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2004  3/XX/2004    Primary    UTD UTD                                                                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 04/XX/2004 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 application date of 03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
3278298891 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            of 10/XX/2006 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Business Days From Transaction Date
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        State Compliance - Greater of 5% or $10 late charge exceeds maximum 2%
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       per state of NY.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 period less than minimum per state.                                              state of NY.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
3277046978 XXXXXXXXXX XXXXXXXXXX TX    12/XX/2006 11/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
3275952834 XXXXXXXXXX XXXXXXXXXX GA    4/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                                                                                                                                                                                                      same lender refi
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
3271858206 XXXXXXXXXX XXXXXXXXXX PA    8/XX/2006  7/XX/2006    Primary    Refinance UTD                                                              D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Federal Compliance - TILA - Final TIL Missing                                                                                          Yes        TR
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable      Federal Compliance - Notice of Right to Cancel Missing                                                                                            Indeterminable
                                                                                                                                                                                                                 Federal, State or Local compliance testing is unreliable.                        State Compliance - 7 day grace period less than the 15 day minimum
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   allowed per State (PA).
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 of 08/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an         General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation.  A       compliance tests requiring an LTV were run off an assumed value of a lookback was performed to determine this application date. Due to missing HUD-1  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 or Closing Disclosure, no fees were used in testing.                             Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 [B] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period    Testing
                                                                                                                                                                                                                 Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3271809658 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2006  4/XX/2006    Primary    Refinance UTD                                File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              Late Charge
                                                                                                                       contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 disclosure requirements.                                                         Arrangement Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                                                                                                                                 of 05/XX/2006 used as disbursement date for compliance testing.                  State Compliance - 10 day late charge assessment does not meet minimum
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   requirement of 15 days per NJ state laws.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
3269621519 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - New York Prepayment Penalty Junior Lien                                                                                        -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 09/XX/2004 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] State Compliance - New York Prepayment Penalty Junior Lien: New York         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
3269592488 XXXXXXXXXX XXXXXXXXXX RI    12/XX/2005 12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Federal Compliance - TIL itemization did not disclose a preparation                                                                               -
                                                                          Other                                                                                                                                  Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated and delivery of recording docs fee of $50 as prepaid finance charge.
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
3268726344                       OH               9/XX/2006    UTD        UTD UTD                                      File does not                 D           D           D           D           D                                                                                            Closing / Title - TILA - Final TIL Missing                                                                                             UTD        Indeterminable
                                                                                                                       contain either                                                                                                                                                             Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                       Prelim or                                                                                                                                                                  Application / Processing - Missing Document: Missing Lender's Initial
                                                                                                                       Final Title                                                                                                                                                                1003
                                                                                                                                                                                                                                                                                                  Loan File - File only contains Mortgage, HUD, Appraisal and Final
                                                                                                                                                                                                                                                                                                  Application.  Insufficient documents to complete compliance.
                                                                                                                                                                                                                                                                                                  Closing / Title - Missing Document: Note - Subject Lien not provided
3261658248 XXXXXXXXXX XXXXXXXXXX TX    2/XX/2008  2/XX/2008    Primary    Purchase                      [B] Closing /  File does not                 D           D           D           D           D                                                                                            Federal Compliance - Disbursement Date Missing                                                                                         No         TNR Testing Not
                                                                                                        Title -        contain either                                                                                                                                                             Federal Compliance - FACTA Disclosure Missing                                                                                                     Required
                                                                                                        Security       Preliminary or                                                                                                                                                             Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        Instrument is  Final Title                                                                                                                                                                Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                        not on a                                                                                                                                                                                  Testing
                                                                                                        FNMA/FHLMC
                                                                                                        form and does
                                                                                                        not contain
                                                                                                        the following
                                                                                                        clauses:: ___
3255265646 XXXXXXXXXX XXXXXXXXXX MA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    State Compliance - Massachusetts Home Loan - Borrower's Interest                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Tangible Net Benefit Worksheet Not in File file of document or worksheet indicating how the lender determined that the home Federal Compliance - Payoff Statement Missing loan is in the borrower's interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
3253414830 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 practicable time after using credit score.                                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
3251398988 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -          [B] Closing /  File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                         Title -        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                        Security       Preliminary or                                                                            of 05/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                        Instrument is  Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Consummation
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        FNMA/FHLMC                                                                                               application date of 04/XX/2007 which is X months prior to consummation. A        Required Parties
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        not contain                                                                                              [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Business Days From Transaction Date
                                                                                                        the following                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                        clauses:: ___                                                                                            if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Application
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 missing information.                                                             Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      by borrower.
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
3246027473 XXXXXXXXXX XXXXXXXXXX OH    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                                                        D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  State Compliance - Ohio CSPA Tangible Net Benefit Test                                                                                 Yes        TR HUD
                                                                                                                                                                                                                 For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  State Compliance - Ohio Standard Prepayment Penalty SMLA                                                                                          Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.                           State Compliance - Ohio Consumer Sales Practices Act (Closing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Disclosure Not Provided)
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - Ohio Consumer Sales Practices Act Acknowledgement
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        of Receipt of Home Mortgage Loan Information Document Not Signed)
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement
                                                                                                                                                                                                                 for testing was 11/XX/2006.                                                      of Receipt of Home Mortgage Loan Information Document Not Retained by
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of     Lender)
                                                                                                                                                                                                                 Receipt of Home Mortgage Loan Information Document Not Retained by Lender):      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Unable to test borrower acknowledgment receipt due to missing information.       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act Acknowledgement of      Application
                                                                                                                                                                                                                 Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan            Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped
                                                                                                                                                                                                                 Information Document not signed by borrower(s).                                  Used For Fee Testing
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not
                                                                                                                                                                                                                 Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
                                                                                                                                                                                                                 [B] State Compliance - Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales
                                                                                                                                                                                                                 Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information.
                                                                                                                                                                                                                 [B] State Compliance - Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment
                                                                                                                                                                                                                 Penalty:  Prepayment penalty not permissible on a refinance. (applies only to
                                                                                                                                                                                                                 Second Mortgage Loan Act registrants)
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
3244850169 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Federal Compliance - HELOC Fees Used For Testing                                                                                                  -
                                                                          Other                                        contain either                                                                            (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                       Preliminary or                                                                            Fees from Itemization used in any federal, state, and local high cost testing    state (MA.)
                                                                                                                       Final Title.                                                                              [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
3244189147 XXXXXXXXXX XXXXXXXXXX TN    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    State Compliance - Prepayment Penalty  noted on Note but not in format                                                                            -
                                                                          Other                                        contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  described
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title                                                                               [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         same lender refi
                                                                                                                                                                                                                 [B] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment
                                                                                                                                                                                                                 Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
3241642245 XXXXXXXXXX XXXXXXXXXX OH    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Federal Compliance - Itemization did not disclose the settlement fee                                                                              -
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated of $150 and courier fee of $65 as prepaid finance charges.
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.                                    Federal Compliance - Missing Initial Loan Application Test
3241273252 XXXXXXXXXX XXXXXXXXXX MA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - Payoff Statement Missing                                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
3240654554 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 04/XX/2006 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 04/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3240359260 XXXXXXXXXX XXXXXXXXXX SC    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      State Compliance - South Carolina Home Loan (Complaint Agency                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Disclosure Not Provided)
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Application
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
3239803092 XXXXXXXXXX XXXXXXXXXX NC    6/XX/2006  5/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            Federal Compliance - FACTA Disclosure Missing
3236321267 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2006  5/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 05/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3234704985 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2008  7/XX/2008    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - Unable to determine occupancy, compliance                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date results were generated using a defaulted value of Primary.
                                                                                                                       Preliminary or                                                                            of 08/XX/2008 used as disbursement date for compliance testing.                  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 07/XX/2008 which is X months prior to consummation. A        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Business Days From Transaction Date
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 period less than minimum per state.                                              State Compliance - New York Late Charge Grace Period Testing
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.   Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2008, prior to three (3) business days from transaction date of 08/XX/2008.
3233843031 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2006  9/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                         Title -                                                                                                  Act: Notice of Right to Cancel was not provided.                                 Federal Compliance - Notice of Right to Cancel Missing
                                                                                                        Security                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC
                                                                                                        form and does
                                                                                                        not contain
                                                                                                        the following
                                                                                                        clauses:: ___
3233397481 XXXXXXXXXX XXXXXXXXXX OH    7/XX/2006  6/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of 07/XX/2006 used as disbursement date for compliance testing.                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3232320675 XXXXXXXXXX XXXXXXXXXX IN    6/XX/2007  6/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
3231391260 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
3215384489 XXXXXXXXXX XXXXXXXXXX WA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
3215186240 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 09/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        State Compliance - Late charge not allowed per state (NY) - max late
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       charge for NY is  2% - note states  4%
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 missing information.                                                             General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3212358663 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2005  6/XX/2005    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                       contain either                                                                            Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                       Final Title.                                                                              applicant within three (3) business days of application.
3211210344 XXXXXXXXXX XXXXXXXXXX TX    7/XX/2007  6/XX/2007    Primary    Purchase                                                                   B           B           B           B           B                                                                                            Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                            -
                                                                                                                                                                                                                                                                                                  Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all required parties
3210895058 XXXXXXXXXX XXXXXXXXXX GA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 of 10/XX/2007 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 application date of 09/XX/2007 which is X months prior to consummation. A        Required Parties
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Non Same Lender Refinance
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 may impact high cost findings.                                                   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     same lender refi
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3208600623 XXXXXXXXXX XXXXXXXXXX OR    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Non Same Lender Refinance
                                                                                                                                                                                                                 of 05/XX/2006 used as disbursement date for compliance testing.                  State Compliance - Oregon Prepayment Penalty Max Prepay
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 application date of 04/XX/2006 which is X months prior to consummation. A        Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Prior or equal to Disbursement Date
                                                                                                                                                                                                                 [B] State Compliance - Oregon Late Charge Grace Period Testing: Note grace       Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 period less than minimum per state.                                              Business Days From Transaction Date
                                                                                                                                                                                                                 [B] State Compliance - Oregon Prepayment Penalty Max Prepay: Oregon Prepayment   State Compliance - 10 day grace period less than the 15 day minimum
                                                                                                                                                                                                                 Penalty: Loan agreement or Note does not clearly state the maximum prepayment    per State (OR).
                                                                                                                                                                                                                 penalty applicable to each year of the loan.                                     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Application
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
3206620128 XXXXXXXXXX XXXXXXXXXX NM    1/XX/2007  12/XX/2006   Investment Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other
3205771866 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 10/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 09/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
3197006750 XXXXXXXXXX XXXXXXXXXX NC    3/XX/2007  3/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 by closing.                                                                      Closing / Title - TIL appears to be final but not signed nor initialed by borrower.
3195576775 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                         Evidence of                   B           B           B           B           B                                                                                            Federal Compliance - Payoff Statement Missing                                                                                                     -
                                                                          Debt Consolidation                           Title is                                                                                                                                                                   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       missing from                                                                                                                                                               same lender refi
                                                                                                                       the file.                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                                                                                                  Provided Timely
                                                                                                                                                                                                                                                                                                  Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Federal FACTA Disclosure Timing Test
3190210176 XXXXXXXXXX XXXXXXXXXX MA    2/XX/2006  1/XX/2006    Primary    UTD UTD                                      File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Preliminary or                                                                            of 02/XX/2006 used as disbursement date for compliance testing.                  Provided Timely
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Application Date.                                                                State Compliance - Massachusetts Open End Late Charge Grace Period
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Testing
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Federal Compliance - Disbursement Date Missing file of document or worksheet indicating how the lender determined that the home General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
3186641124 XXXXXXXXXX XXXXXXXXXX IN    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
3184250532 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2007  6/XX/2007    Primary    Purchase                      [B] Closing /                                A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                                                        Title -
                                                                                                        Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC
                                                                                                        form and does
                                                                                                        not contain
                                                                                                        the following
                                                                                                        clauses:: ___
3183947096 XXXXXXXXXX XXXXXXXXXX GA    9/XX/2005  8/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 08/XX/2005 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 03/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
3164387141 XXXXXXXXXX XXXXXXXXXX TX    6/XX/2007  5/XX/2007    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                        Title -                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Security                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                        Instrument is                                                                                            applicant within three (3) business days of application.
                                                                                                        not on a
                                                                                                        FNMA/FHLMC
                                                                                                        form and does
                                                                                                        not contain
                                                                                                        the following
                                                                                                        clauses:: ___
3158927363 XXXXXXXXXX XXXXXXXXXX TX    7/XX/2007  7/XX/2007    Primary    Purchase                                                                   D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Federal Compliance - Disbursement Date Missing                                                                                         Yes        TR
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable      Federal Compliance - Missing Final HUD-1:  No Document Used For Fee                                                                               Indeterminable
                                                                                                                                                                                                                 Federal, State or Local compliance testing is unreliable.                        Testing
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
3154082080 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Preliminary or                                                                            of 05/XX/2006 used as disbursement date for compliance testing.                  Provided Timely
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
3153520119 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                        contain either                                                                            Act: Notice of Right to Cancel was not provided.                                 Federal Compliance - TILA - Final TIL Missing
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title
3153137524 XXXXXXXXXX XXXXXXXXXX AZ    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            application date of 04/XX/2006 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - Property Type Not Provided testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
3151429999 XXXXXXXXXX XXXXXXXXXX SC    10/XX/2005 9/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - South Carolina Home Loan (Complaint Agency                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Disclosure Not Provided)
                                                                                                                                                                                                                 application date of 09/XX/2005 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
3147821484 XXXXXXXXXX XXXXXXXXXX MD    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Debt Consolidation                           contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            of 10/XX/2007 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            by borrower.
                                                                                                                                                                                                                 application date of 09/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Application
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 testing may be impacted.                                                         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Required Parties
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Business Days From Transaction Date
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 timing requirements.                                                             Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
3147361667 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2005  2/XX/2005    Primary    Refinance Rate/Term                          File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                       contain either                                                                            application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                       Preliminary or                                                                            application date of 02/XX/2005 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.                       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as          contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note    Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 date used as transaction date for purposes of determining compliance with        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 rescission timing requirements                                                   Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Transaction Date
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3147159185 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            of 07/XX/2006 used as disbursement date for compliance testing.                  or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Business Days From Transaction Date
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - Under disclosure due to a variance in payment
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   stream.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date of 06/XX/2006 which is X months prior to consummation. A        State Compliance - 4% late charge exceeds 2% maximum late charge per lookback was performed to determine this application date.  The final date used  state. (NY)
                                                                                                                                                                                                                 for testing was 01/XX/2006.                                                      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 missing information.                                                             compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 timing requirements.                                                             by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
3138708590 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Application
                                                                                                                                                                                                                 of 08/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    compliance tests requiring an LTV were run off an assumed value of a lender refi: Original Lender was not able to be determined. Unable to determine  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        State Compliance - 10 day grace period with greater of 5% or $10 late
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      charge is outside parameters of 15 day minimum grace period with
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  maximum 5% late charge for 2nd liens in the state of NJ as of
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   11/27/2003.
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
3132750864 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  2/XX/2006    Primary    UTD UTD                                      File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Preliminary or                                                                            of 03/XX/2006 used as disbursement date for compliance testing.                  Provided Timely
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Application Date.                                                                contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
3129974866 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2007  3/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
3129904615 XXXXXXXXXX XXXXXXXXXX PA    11/XX/2006 9/XX/2006    Second     Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Federal FACTA Disclosure Timing Test                                                                                         -
                                                               Home                                                                                                                                              Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
3127984541 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Notice of Right to Cancel Expiration Date                                                                               -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Prior or equal to Disbursement Date
                                                                                                                                                                                                                 of 08/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date of 07/XX/2005 which is X months prior to consummation. A        same lender refi
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Miscellaneous Compliance - (Doc Error) Initial GFE not provided if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
3126211015 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Property Type Not Provided                                                                                        Yes        TR
                                                                          Other                                        contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   General Appraisal Requirements - Due to lack of appraised value,                                                                                  Indeterminable
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title.                                                                              fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  State Compliance - The greater of $10 or 5% of the unpaid portion of in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  the minimum payment late charge exceeds the 2% maximum per state (NY)
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 disclosure requirements.                                                         state (NY)
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of 08/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an         Not Provided
                                                                                                                                                                                                                 application date of 07/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
3126209206 XXXXXXXXXX XXXXXXXXXX WA    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 02/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable same lender refi
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Provided Timely
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 01/XX/2008 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 for testing was 08/XX/2007.                                                      Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Disbursement Date Missing if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
3126058364 XXXXXXXXXX XXXXXXXXXX MA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    State Compliance - Massachusetts Open End Late Charge Percent and                                                                                 -
                                                                          Other                                                                                                                                  Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Amount Testing file of document or worksheet indicating how the lender determined that the home Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              same lender refi
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount     State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 Testing: Unable to determine if late charge exceeds state maximum due to missing Tangible Net Benefit Worksheet Not in File information.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
3125926308 XXXXXXXXXX XXXXXXXXXX AL    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Federal Compliance - TILA - Final TIL Missing                                                                                          Yes        TR
                                                                          Other                                                                                                                                  Missing Final HUD-1.  No document containing fees provided.  Any applicable      Federal Compliance - Notice of Right to Cancel Missing                                                                                            Indeterminable
                                                                                                                                                                                                                 Federal, State or Local compliance testing is unreliable.                        Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of 07/XX/2006 used as disbursement date for compliance testing.                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 06/XX/2006 which is X months prior to consummation.  A       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 for testing was 01/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees Testing were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3125051646 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing                                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 09/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 for testing was 04/XX/2007.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
3124056713 XXXXXXXXXX XXXXXXXXXX MA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Federal Compliance - Notice of Right to Cancel Missing file of document or worksheet indicating how the lender determined that the home State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3122837900 XXXXXXXXXX XXXXXXXXXX AZ    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 05/XX/2006 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
3121108941 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            application date of 12/XX/2006 which is X months prior to consummation. A        Application
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                       final 1003 is                                                                             for testing was 07/XX/2006.                                                      by borrower.
                                                                                                                       missing                                                                                   [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      General Appraisal Requirements - appraisal report is missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
3116695862 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2006  6/XX/2006    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          by borrower.
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Final Title.                                                                              Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 by closing.                                                                      or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing
3115920928 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Notice of Right to Cancel Missing                                                                                 Yes        TR
                                                                          Other                                        contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Federal Compliance - Property Type Not Provided                                                                                                   Indeterminable
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  Federal Compliance - Missing Initial Loan Application No Fees                                                                                     (UAL State)
                                                                                                                       Final Title.                                                                              fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                 [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Mortgage loan contains an impermissible late charge of greater than 5.0% or a    compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 grace period less than 15 days.                                                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  State Compliance - The greater of 5% or $10 late charge exceeds 5%
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  maximum per state (NJ).
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 disclosure requirements.                                                         Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
3115518644 XXXXXXXXXX XXXXXXXXXX WA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            application date of 08/XX/2006 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 testing may be impacted.                                                         same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
3112035691 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            of 07/XX/2007 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        by borrower.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 for testing was 01/XX/2007.                                                      funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Prior or equal to Disbursement Date
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.   Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Business Days From Transaction Date
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      State Compliance - 4% late charge exceeds the 2% maximum late charge
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  allowed for junior liens per state (NY).
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 missing information.                                                             Application
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 timing requirements.                                                             Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
3111362258 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          same lender refi
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Consummation file of document or worksheet indicating how the lender determined that the home Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 application date of 09/XX/2007 which is X months prior to consummation. A        Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 07/XX/2007.                                                      Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Closing / Title - TIL in file indicated to be final is not signed or lender refi: Original Lender was not able to be determined. Unable to determine  dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
3109725754 XXXXXXXXXX XXXXXXXXXX ME    9/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
3109540811 XXXXXXXXXX XXXXXXXXXX AZ    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - FNMA Points and Fees                                                                                                         -
                                                                          Debt Consolidation                                                                                                                     Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.
                                                                                                                                                                                                                 [B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject loan of XXX% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXXX vs. an allowable total of $XXXX and $1000.00
                                                                                                                                                                                                                 (2007) (an overage of $XXXX or XXXX%).
3108729082 XXXXXXXXXX XXXXXXXXXX UT    9/XX/2005  8/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 08/XX/2005 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Application for testing was 07/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
3108448761 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2008  6/XX/2008    Primary    Refinance Cash-out -          [B] Closing /  File does not                 B           B           B           B           B                                                                                            Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                         Title -        contain either                                                                                                                                                             funding date same as disbursement and/or note date but is not signed
                                                                                                        Security       Preliminary or                                                                                                                                                             or dated by borrower so cannot confirm that borrower received.
                                                                                                        Instrument is  Final Title                                                                                                                                                                Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                        not on a                                                                                                                                                                                  Prior or equal to Disbursement Date
                                                                                                        FNMA/FHLMC                                                                                                                                                                                Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        form and does                                                                                                                                                                             Required Parties
                                                                                                        not contain                                                                                                                                                                               Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                        the following                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        clauses:: ___                                                                                                                                                                             Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                                                                                                  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                                                                                                  Closing / Title - TIL appears to be final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                  General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
3107724122 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                                                                                                  Federal Compliance - Information not provided.
                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                                                                                                  Provided Timely
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
3107194660 XXXXXXXXXX XXXXXXXXXX MN    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 05/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
3104572931 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 04/XX/2007 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Business Days From Transaction Date
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
3102897042 XXXXXXXXXX XXXXXXXXXX UT    6/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
3100069728 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            application date of 01/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3098141517 XXXXXXXXXX XXXXXXXXXX MA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    State Compliance - Massachusetts Home Loan - Borrower's Interest                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Tangible Net Benefit Worksheet Not in File file of document or worksheet indicating how the lender determined that the home Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
3096014541 XXXXXXXXXX XXXXXXXXXX IN    10/XX/2006 9/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3094025200 XXXXXXXXXX XXXXXXXXXX IN    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.
                                                                                                                       Final Title
3093647142 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - TILA Notice of Right to Cancel Expiration Date                                                                               Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Prior or equal to Disbursement Date
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Business Days From Transaction Date
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Application
                                                                                                                                                                                                                 of account opening.                                                              Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     same lender refi
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 Application Date.                                                                Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 02/XX/2008 which is X months prior to consummation. A        State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
3092573986 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.   Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
3091262653 XXXXXXXXXX XXXXXXXXXX VA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                                                                                                                     lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi if correct TILA rescission form was used.
3082782656 XXXXXXXXXX XXXXXXXXXX PA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Non Same Lender Refinance
                                                                                                                                                                                                                 of 11/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Required Parties
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 missing information.                                                             Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3081511693 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            of 08/XX/2006 used as disbursement date for compliance testing.                  or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Required Parties
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 lookback was performed to determine this application date.  The final date used  Business Days From Transaction Date
                                                                                                                                                                                                                 for testing was 02/XX/2006.                                                      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 timing requirements.                                                             General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 transaction disbursed on 08/XX/2006, prior to three (3) business days from       Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 transaction date of 08/XX/2006.                                                  by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
3076765233 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2008  7/XX/2008    Primary    Purchase                                     File does not                 D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Federal Compliance - RESPA Disclosure - Affiliated Business                                                                            Yes        TR
                                                                                                                       contain either                                                                            Missing Final HUD-1.  No document containing fees provided.  Any applicable      Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                     Indeterminable
                                                                                                                       Preliminary or                                                                            Federal, State or Local compliance testing is unreliable.                        Application
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 of 08/XX/2008 used as disbursement date for compliance testing.                  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an         Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 application date of 07/XX/2008 which is X months prior to consummation.  A       Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used Federal Compliance - Disbursement Date Missing for testing was 02/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 were used in testing.                                                            Testing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
3072225999 XXXXXXXXXX XXXXXXXXXX MI    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill  State Compliance - Michigan Consumer Mortgage Protection Act                                                                                      -
                                                                          Other                                                                                                                                  of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection (Counseling Agencies List)
                                                                                                                                                                                                                 Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of State Compliance - Michigan Consumer Caution and Home Ownership
                                                                                                                                                                                                                 application.                                                                     Counseling Notice Not Provided
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling   State Compliance - Michigan Consumer Mortgage Protection Act (Borrower
                                                                                                                                                                                                                 Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer        Bill of Rights Disclosure Not Provided Timely)
                                                                                                                                                                                                                 Caution and Home Ownership Counseling Notice not provided to borrower.           Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling     same lender refi
                                                                                                                                                                                                                 Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
3068659113 XXXXXXXXXX XXXXXXXXXX OH    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
3066095815 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            State Compliance - Late charge not allowed per state (IL) - max late                                                                              -
                                                                          Other                                                                                                                                                                                                                   charge for IL is 5% - note states 6%
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
3064574499 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2005  3/XX/2005    UTD        Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            of 04/XX/2005 used as disbursement date for compliance testing.                  Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 03/XX/2005 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
3060798854 XXXXXXXXXX XXXXXXXXXX WA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 09/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
3057331083 XXXXXXXXXX XXXXXXXXXX PA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                                                                                                                                 of 10/XX/2005 used as disbursement date for compliance testing.                  State Compliance - Pennsylvania Subordinate Lien Late Charge Grace
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Period Testing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 application date of 09/XX/2005 which is X months prior to consummation. A        Required Parties
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Business Days From Transaction Date
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Testing: Note grace period less than minimum per state.                          Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 missing information.                                                             compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
3056526432 XXXXXXXXXX XXXXXXXXXX MA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    State Compliance - PPP expired.  Prepayment penalty permitted for the                                                                             -
                                                                          Debt Consolidation                                                                                                                     Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  first 36 months per state - MA.  Note state 60 months.  Lender is XXX.
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home State Compliance - Massachusetts Open End Late Charge Percent and
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Amount Testing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount     State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 Testing: Unable to determine if late charge exceeds state maximum due to missing Tangible Net Benefit Worksheet Not in File information.
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Prepayment Penalty: Massachusetts
                                                                                                                                                                                                                 Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 3 months interest.
3054807313 XXXXXXXXXX XXXXXXXXXX MA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Missing Initial Loan Application No Fees                                                                          Yes        TR
                                                                          Debt Consolidation                           contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement                                                                              Indeterminable
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  Federal Compliance - Notice of Right to Cancel Missing                                                                                            (UAL State)
                                                                                                                       Final Title.                                                                              fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     State Compliance - Massachusetts Open End Late Charge Grace Period
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Testing
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 disclosure requirements.                                                         General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Not Provided
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:
                                                                                                                                                                                                                 Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
3054583740 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                        contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
3054422005 XXXXXXXXXX XXXXXXXXXX PA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
3048903666 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       Preliminary or                                                                            of 12/XX/2007 used as disbursement date for compliance testing.                  Business Days From Transaction Date
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Application Date.                                                                compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - New York Late Charge Grace Period Testing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date of 11/XX/2007 which is X months prior to consummation. A        same lender refi
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 for testing was 06/XX/2007.                                                      Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
3048675079 XXXXXXXXXX XXXXXXXXXX PA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
3048192612 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                          -
                                                                          Debt Consolidation                                                                                                                     Act (HELOC): HELOC Brochure not provided to borrower.
3046813261 XXXXXXXXXX XXXXXXXXXX IL    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                          Debt Consolidation                           contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          by borrower.
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title                                                                               application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 01/XX/2008 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 for testing was 08/XX/2007.                                                      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TIL in file indicated to be final, expected lender refi: Original Lender was not able to be determined. Unable to determine  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Unable to determine reason for under disclosure.
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Under disclosure appears to be fee related.
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
3038799927 XXXXXXXXXX XXXXXXXXXX PA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Prior or equal to Disbursement Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 for testing was 01/XX/2007.                                                      Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Application
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
3037002421 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2004  3/XX/2004    Primary    UTD UTD                                                                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 of 04/XX/2004 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Provided Timely
                                                                                                                                                                                                                 of account opening.                                                              Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Provided Timely
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable General Appraisal Requirements - no appraisal provided to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
3032952622 XXXXXXXXXX XXXXXXXXXX MD    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        State Compliance - PPP expired.  $500 early closure fee not permitted                                                                             -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          on secondary financing per State (MD).  Lender is XXXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] State Compliance - Maryland Prepayment Penalty Second Lien: Maryland         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Prepayment Penalty: Prepayment penalty not permissible on a second lien loan;    Application
                                                                                                                                                                                                                 however Note or Prepay Addendum provides specific language that prepay will not  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 exceed maximum permitted by applicable law.                                      same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
3028934072 XXXXXXXXXX XXXXXXXXXX MA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            of 02/XX/2006 used as disbursement date for compliance testing.                  State Compliance - Massachusetts Open End Late Charge Percent and
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Amount Testing
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 practicable time after using credit score.                                       Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Not signed nor dated.
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     State Compliance - Massachusetts Open End Late Charge Grace Period
                                                                                                                                                                                                                 Application Date.                                                                Testing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Application file of document or worksheet indicating how the lender determined that the home Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 Note grace period less than minimum per state.                                   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Testing: Unable to determine if late charge exceeds state maximum due to missing Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 information.                                                                     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
3025093977 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Under-disclosure is interest rate and payment                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date stream related. Discrepancy is caused by the calculation of DSI
                                                                                                                                                                                                                 of 06/XX/2007 used as disbursement date for compliance testing.                  payments versus reflection of payments within the Final TIL.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Business Days From Transaction Date
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Miscellaneous Compliance - (Doc Error) Initial GFE not provided missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
3024488055 XXXXXXXXXX XXXXXXXXXX MI    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Under disclosure is due to fees being under
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill  disclosed.  Itemization does not include the following fee:
                                                                                                                                                                                                                 of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:   Settlement/Closing/Escrow Fee $75.00
                                                                                                                                                                                                                 Borrower Bill of Rights disclosure not provided to borrower.                     State Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling   (Counseling Agencies List)
                                                                                                                                                                                                                 Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer        State Compliance - Michigan Consumer Caution and Home Ownership
                                                                                                                                                                                                                 Caution and Home Ownership Counseling Notice not provided to borrower.           Counseling Notice Not Provided
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling     State Compliance - Michigan Consumer Mortgage Protection Act (Borrower
                                                                                                                                                                                                                 Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved Bill of Rights Disclosure Not Provided)
                                                                                                                                                                                                                 credit counseling agencies not provided to borrower.                             Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
3021520202 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - FACTA Disclosure Missing                                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 of 09/XX/2006 used as disbursement date for compliance testing.                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Application
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  General Appraisal Requirements - Missing appraisal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
3018936681 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
3017534097 XXXXXXXXXX XXXXXXXXXX GA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
3010017284 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                        Security                                                                                                 of 03/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Business Days From Transaction Date
                                                                                                        not on a                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                        FNMA/FHLMC                                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                        form and does                                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                        not contain                                                                                              application date of 02/XX/2006 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                        the following                                                                                            lookback was performed to determine this application date.
                                                                                                        clauses:: ___                                                                                            [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
3007865684 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Preliminary or                                                                            of 10/XX/2006 used as disbursement date for compliance testing.                  same lender refi
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Business Days From Transaction Date
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Federal Compliance - Under disclosure is the result of a payment lookback was performed to determine this application date.  The final date used  stream calculation difference.
                                                                                                                                                                                                                 for testing was 04/XX/2006.                                                      State Compliance - 5% late charge exceeds 2% maximum allowed by state
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     (NY) law
                                                                                                                                                                                                                 period less than minimum per state.                                              State Compliance - 11 Day grace period is less than 15 days required
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    by state (NY) law
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Application
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
3005293877 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2002  2/XX/2002    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA HELOC - Billing Rights Disclosure Not                                                                                   -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Provided Timely
                                                                                                                                                                                                                 of 03/XX/2002 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Business Days From Transaction Date
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Used on Same Lender Refinance
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 02/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2001.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2002, prior to three (3) business days from transaction date of 03/XX/2002.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used
                                                                                                                                                                                                                 on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not executed on the proper Model Form for a refinancing by the same creditor.
                                                                                                                                                                                                                 The G-5 or H-8 form was used, the G-7 form should have been used.
3003476811 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA HELOC - Important Terms Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Act (HELOC): HELOC Brochure not provided to borrower.                            Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Business Days From Transaction Date
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 03/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
3003212283 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                          File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                                                                       contain either                                                                            application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                       Preliminary or                                                                            application date of 05/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
3002067076 XXXXXXXXXX XXXXXXXXXX IN    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
3001667290 XXXXXXXXXX XXXXXXXXXX MN    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                           contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              application date located in file.  Compliance tests were run using an            Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
2997469769 XXXXXXXXXX XXXXXXXXXX MD    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used   Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5                                                                             -
                                                                          Debt Consolidation                                                                                                                     on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was    Used on Same Lender Refinance
                                                                                                                                                                                                                 not executed on the proper Model Form for a refinancing by the same creditor.
                                                                                                                                                                                                                 The G-5 or H-8 form was used, the G-7 form should have been used.
2994679082 XXXXXXXXXX XXXXXXXXXX MD    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   State Compliance - Ten (10) day grace period for the late charge does                                                                             -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date not conform with 15 day minimum per state (MD) Regs.
                                                                                                                                                                                                                 of 05/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 [B] State Compliance - Maryland Late Charge Grace Period Testing: Note grace     Prior or equal to Disbursement Date
                                                                                                                                                                                                                 period less than minimum per state.                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date of 04/XX/2006 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     same lender refi
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 missing information.                                                             Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      required parties
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
2990081006 XXXXXXXXXX XXXXXXXXXX MD    4/XX/2007  3/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
2981264474 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2005 7/XX/2005    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
2979580890 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2007  6/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - New York Prepayment Penalty Junior Lien: New York         State Compliance - New York Prepayment Penalty Junior Lien                                                                                        -
                                                                                                                                                                                                                 Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 loan.                                                                            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
2976210307 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.                                 Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
2966337221 XXXXXXXXXX XXXXXXXXXX VA    5/XX/2006  5/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 05/XX/2006 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
2965029789 XXXXXXXXXX XXXXXXXXXX SC    6/XX/2008  5/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Right of Rescission Timing - Receipt Date Missing                                                                            -
                                                                          Other                                                                                                                                  Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 practicable time after using credit score.                                       funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 application date of 05/XX/2008 which is X months prior to consummation. A        Required Parties
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 for testing was 12/XX/2007.                                                      Disclosure Not Provided)
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Application
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     by borrower.
                                                                                                                                                                                                                 compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
2962412811 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2008  12/XX/2007   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Unable to determine reason for underdisclosure                                                                               -
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably due to missing TIL itemization of amount financed.
                                                                                                                                                                                                                 practicable time after using credit score.                                       State Compliance - PPP expired.  PPP of 2% of prepaid amount in excess
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   of $5000 for the first 36 months is not allowed per State (NJ).
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Lender is XXXX.
                                                                                                                                                                                                                 application date of 12/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment
                                                                                                                                                                                                                 Penalty:  No prepayment penalties are permissible in the state of New Jersey.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
2956966619 XXXXXXXXXX XXXXXXXXXX NC    12/XX/2007 12/XX/2007   Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
2953854811 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2007  5/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
2951463149 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                                                                                                                     lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Business Days From Transaction Date
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
2946117069 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2005 9/XX/2005    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
2943663653 XXXXXXXXXX XXXXXXXXXX PA    7/XX/2006  4/XX/2006    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                       contain either                                                                                                                                                             Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                       Preliminary or
                                                                                                                       Final Title
2937984824 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -                                                       C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine   Federal Compliance - Missing Initial Loan Application Test                                                                                        Late Charge
                                                                          Other                                                                                                                                  if loan contains an impermissible late charge due to missing information.        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 of 06/XX/2004 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 application date of 05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2936182088 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2007  9/XX/2006    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title.                                                                              Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 by closing.                                                                      by borrower.
2934939100 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Act (HELOC): HELOC Brochure not provided to borrower.                            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Application
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Provided Timely
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
2934705971 XXXXXXXXXX XXXXXXXXXX OK    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
2927026384 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2006  4/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 Unable to determine if late charge exceeds state maximum due to missing          State Compliance - California Primary Residence Late Charge Percent
                                                                                                                                                                                                                 information.                                                                     Testing
                                                                                                                                                                                                                 [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
2923314704 XXXXXXXXXX XXXXXXXXXX MA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Note Date of 06/XX/2007 used as Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            disbursement date for compliance testing.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on Non   Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of    Non Same Lender Refinance
                                                                                                                                                                                                                 Right to Cancel was not executed on the proper Model Form for a refinance        Federal Compliance - Right of Rescission Timing - Note Date used as transaction by a creditor that is not considered the original creditor.  The G-7 Transaction Date
                                                                                                                                                                                                                 or H-9 form was used instead of the G-5 form, however, the loan file does not    State Compliance - 5% late charge exceeds 3% maximum per state (MA)
                                                                                                                                                                                                                 contain evidence that the refinance was by the original creditor.                State Compliance - Grace period min not allowed per state (MA) - min
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    grace period for MA is 15 days - note states 10
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Note grace period less than minimum per state.                                   Application
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount     Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Testing: Unable to determine if late charge exceeds state maximum due to missing Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 information.                                                                     same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a lookback was performed to determine this application date.  The final date used  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 for testing was 12/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
2921198820 XXXXXXXXXX XXXXXXXXXX DC    5/XX/2007  4/XX/2007    UTD        UTD UTD                                                                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 05/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 practicable time after using credit score.                                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Application Date.                                                                same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        Miscellaneous Compliance - Unable to determine occupancy, compliance lookback was performed to determine this application date.  The final date used  results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 for testing was 11/XX/2006.                                                      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    compliance tests requiring an LTV were run off an assumed value of a lender refi: Original Lender was not able to be determined. Unable to determine  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
2920337483 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2007  4/XX/2007    UTD        Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Application
                                                                                                                                                                                                                 of 05/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Miscellaneous Compliance - Unable to determine occupancy, compliance lender refi: Original Lender was not able to be determined. Unable to determine  results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 testing may be impacted.                                                         State Compliance - Minimum grace period for NJ is 15 days - note
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      states 10 days.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
2918905516 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 for testing was 02/XX/2007.                                                      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
2912537648 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            of 03/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Provided Timely
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2906466651 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                           contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               application date located in file.  Compliance tests were run using an            Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
2904008152 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
2900096227 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation            Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                        Security                                                                                                 of 08/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        not on a                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Application
                                                                                                        FNMA/FHLMC                                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                        form and does                                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                        not contain                                                                                              application date of 07/XX/2006 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                        the following                                                                                            lookback was performed to determine this application date.
                                                                                                        clauses:: ___                                                                                            [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
2897415770 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2006  1/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                            -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 of 02/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Required Parties
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 01/XX/2006 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 missing information.                                                             Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2896242564 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2006 6/XX/2006    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
2893027304 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing                                                                                                     -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
2885440405 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
2883976896 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 10/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 10/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
2882779067 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2005  8/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Missing
                                                                                                                                                                                                                 of 09/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Provided Timely
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
2879827955 XXXXXXXXXX XXXXXXXXXX KY    5/XX/2006  5/XX/2006    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
2879597682 XXXXXXXXXX XXXXXXXXXX MA    7/XX/2003  6/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Final TIL Finance Charge Under Disclosed                                                                                     -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 06/XX/2003 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 01/XX/2003.                                                      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.                                    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2003, prior to three (3) business days from transaction date of 07/XX/2003.
2867582765 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine   Federal Compliance - Notice of Right to Cancel Missing                                                                                            Late Charge
                                                                          Other                                        contain either                                                                            if loan contains an impermissible late charge due to missing information.        Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Transaction Date
                                                                                                                       Final Title.                                                                              Evidence of disbursement date not found in file. Note Date of 12/XX/2004 used as State Compliance - New Jersey Prepayment Penalty
                                                                                                                                                                                                                 disbursement date for compliance testing.                                        Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 11/XX/2004 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment
                                                                                                                                                                                                                 Penalty:  No prepayment penalties are permissible in the state of New Jersey.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2864583921 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - California Prepayment Penalty: California Prepayment      State Compliance - California Prepayment Penalty                                                                                                  -
                                                                          Other                                                                                                                                  Penalty:  Loan may contain an impermissible prepayment penalty greater than 6    Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 months interest on the amount prepaid in excess of 20% of the original amount,   Provided Timely
                                                                                                                                                                                                                 depending on the lender's license type.                                          Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 practicable time after using credit score.                                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
2855371209 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                              -
                                                                          Other                                        contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Consummation
                                                                                                                       Preliminary or                                                                            practicable time after using credit score.                                       Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Required Parties
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date of 02/XX/2006 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  same lender refi
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Closing / Title - TIL appears to be a final.  Expected funding date is
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   a match to closing instructions funding.  Form is not signed and dated
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     by borrowers. Cannot determine if borrowers received form prior to
                                                                                                                                                                                                                 missing information.                                                             closing
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      General Appraisal Requirements - missing appraisal
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
2852681204 XXXXXXXXXX XXXXXXXXXX TX    11/XX/2005 10/XX/2005   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
2852018043 XXXXXXXXXX XXXXXXXXXX ID    6/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock       Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Debt Consolidation                                                                                                                     Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate          General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Lock-In/Float Disclosure not provided to borrower.                               compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] State Compliance - Idaho Prepayment Penalty: Idaho Prepayment Penalty:  Loan contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 contains a prepayment penalty which was not disclosed separately in writing to   Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 borrower.                                                                        Consummation
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Final TIL Estimated
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - Idaho Prepayment Penalty
                                                                                                                                                                                                                 application date of 04/XX/2006 which is X months prior to consummation. A        State Compliance - Idaho Residential Mortgage Practices Act (Rate Lock
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Agreement Not Provided)
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
2846498998 XXXXXXXXXX XXXXXXXXXX TN    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            application date of 07/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 02/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
2843097863 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth  Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.    Federal Compliance - Property Type Not Provided
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Application Date.                                                                Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2840818905 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Preliminary or                                                                            of 03/XX/2006 used as disbursement date for compliance testing.                  same lender refi
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Provided Timely
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Business Days From Transaction Date
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 02/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 for testing was 09/XX/2005.                                                      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
2836147215 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 01/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on Non   Federal Compliance - Incorrect Right To Cancel Form Used - G-7 Used on
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of    Non Same Lender Refinance
                                                                                                                                                                                                                 Right to Cancel was not executed on the proper Model Form for a refinance        State Compliance - The greater of $10 or 5% late charge exceeds 2%
                                                                                                                                                                                                                 transaction by a creditor that is not considered the original creditor.  The G-7 maximum per state (NY)
                                                                                                                                                                                                                 or H-9 form was used instead of the G-5 form, however, the loan file does not    State Compliance - 10 day grace period less than 15 day minimum per
                                                                                                                                                                                                                 contain evidence that the refinance was by the original creditor.                state (NY)
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 for testing was 07/XX/2006.                                                      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     same lender refi
                                                                                                                                                                                                                 period less than minimum per state.                                              Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 exceeds maximum per state.                                                       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2008.
2835837659 XXXXXXXXXX XXXXXXXXXX MN    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
2834674966 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2003  3/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date State Compliance - New York Prepayment Penalty Junior Lien
                                                                                                                                                                                                                 of 04/XX/2003 used as disbursement date for compliance testing.                  State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   State Compliance - New York Late Charge Grace Period Testing
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 application date of 03/XX/2003 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                 [B] State Compliance - New York Prepayment Penalty Junior Lien: New York
                                                                                                                                                                                                                 Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2831544022 XXXXXXXXXX XXXXXXXXXX MI    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject  State Compliance - Michigan Consumer Mortgage Protection Act                                                                                      -
                                                                          Debt Consolidation                                                                                                                     loan of XXX% is in excess of the allowable maximum of the greater of 5.00000% of (Counseling Agencies List)
                                                                                                                                                                                                                 the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 a Original Loan Amount of $XXXX vs. an allowable total of $XXXX and $1000.00     Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 (2007) (an overage of $XXXX or XXXX%).                                           Federal Compliance - FNMA Points and Fees
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling
                                                                                                                                                                                                                 Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
2828963183 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Notice of Right to Cancel Expiration Date                                                                               -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Prior or equal to Disbursement Date
                                                                                                                                                                                                                 of 12/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date of 11/XX/2007 which is X months prior to consummation. A        same lender refi
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Miscellaneous Compliance - (Doc Error) Initial GFE not provided if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
2828514566 XXXXXXXXXX XXXXXXXXXX SC    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an            funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            application date of 07/XX/2006 which is X months prior to consummation. A        or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 for testing was 02/XX/2006.                                                      State Compliance - $24.60 late charge exceeds $18.50 maximum per state
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    (SC).
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Disclosure Not Provided)
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Application
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Application Date.                                                                Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission same lender refi
                                                                                                                                                                                                                 timing requirements.                                                             Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 specifying the agency designated to receive complaints or inquiries about the    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 origination and making of the loan.                                              Closing / Title - TIL appears to be final but not signed or initialed
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Late Charge Amount Testing: Note late      by borrower.
                                                                                                                                                                                                                 charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
2825520770 XXXXXXXXXX XXXXXXXXXX CT    9/XX/2007  8/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 09/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
2824674397 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            application date of 02/XX/2008 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 for testing was 09/XX/2007.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2824031952 XXXXXXXXXX XXXXXXXXXX UT    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
2822853980 XXXXXXXXXX XXXXXXXXXX GA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                                                                                                      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing
2822135247 XXXXXXXXXX XXXXXXXXXX PA    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                                                                                                                  lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Business Days From Transaction Date
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
2818698140 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - RESPA Disclosure -  Missing Signature on                                                                                     -
                                                                          Other                                                                                                                                  Act (HELOC): HELOC Brochure not provided to borrower.                            Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
2818057487 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
2816848062 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2005  4/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - HELOC Fees Used For Testing                                                                                                  -
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.
                                                                                                                                                                                                                 [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act
                                                                                                                                                                                                                 (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement.
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing
2816612794 XXXXXXXXXX XXXXXXXXXX UT    9/XX/2006  8/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
2815849480 XXXXXXXXXX XXXXXXXXXX CO    11/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                       Preliminary or                                                                            application date of 11/XX/2005 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
2815783590 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2005 11/XX/2005   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2005.
2811869504 XXXXXXXXXX XXXXXXXXXX UT    2/XX/2007  1/XX/2007    Investment Purchase                                                                   B           B           B           B           B                                                                                            Federal Compliance - Missing Initial Loan Application Test                                                                                        -
2810160094 XXXXXXXXXX XXXXXXXXXX MA    11/XX/2007 10/XX/2007   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          by borrower.
                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing
2807689584 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2003  12/XX/2002   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                                                                                                             Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                                                                                                             Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                                                                                                                General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Property Type Not Provided
2803951159 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                       Preliminary or                                                                            application date of 07/XX/2006 which is X months prior to consummation. A        Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 for testing was 02/XX/2006.                                                      or dated by borrower so cannot confirm that borrower received
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Required Parties
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Application Date.                                                                Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      by borrower
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
2803229529 XXXXXXXXXX XXXXXXXXXX NV    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 10/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 05/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
2799621068 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2005  2/XX/2005    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
2797251279 XXXXXXXXXX XXXXXXXXXX TX    2/XX/2007  1/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
2795286081 XXXXXXXXXX XXXXXXXXXX IN    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
2782993929 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2005  7/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all
                                                                                                                                                                                                                 application date of 07/XX/2005 which is X months prior to consummation. A        required parties
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
2782970429 XXXXXXXXXX XXXXXXXXXX VA    2/XX/2006  1/XX/2006    UTD        Refinance UTD                                File does not                 B           B           B           B           B           [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                                                                       contain either                                                                            in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            at Account opening. Unable to validate accuracy of and compliance with fee       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              disclosure requirements.                                                         Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Application Date.                                                                Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date of 01/XX/2006 which is X months prior to consummation. A        same lender refi
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                 for testing was 08/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
2776803722 XXXXXXXXXX XXXXXXXXXX MI    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Security                                                                                                 of 05/XX/2007 used as disbursement date for compliance testing.                  Business Days From Transaction Date
                                                                                                        Instrument is                                                                                            [B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill  State Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                        not on a                                                                                                 of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:   (Counseling Agencies List)
                                                                                                        FNMA/FHLMC                                                                                               Borrower Bill of Rights disclosure not provided to borrower.                     State Compliance - Michigan Consumer Caution and Home Ownership
                                                                                                        form and does                                                                                            [B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling   Counseling Notice Not Provided
                                                                                                        not contain                                                                                              Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer        State Compliance - Michigan Consumer Mortgage Protection Act (Borrower
                                                                                                        the following                                                                                            Caution and Home Ownership Counseling Notice not provided to borrower.           Bill of Rights Disclosure Not Provided)
                                                                                                        clauses:: ___                                                                                            [B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 credit counseling agencies not provided to borrower.                             Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
2774377457 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                                                                                                                                 of 02/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Required Parties
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2772231959 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Variance due to DSI.                                                                                                         -
                                                                          Debt Consolidation                           contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Preliminary or                                                                            of 10/XX/2007 used as disbursement date for compliance testing.                  funding date same as disbursement and/or note date but is not signed
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  or
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date of 09/XX/2007 which is X months prior to consummation. A        State Compliance - 4% late charge exceeds 2% maximum per state(NY).
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 for testing was 04/XX/2007.                                                      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Application
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    same lender refi
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     by borrower.
                                                                                                                                                                                                                 missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
2766631575 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2004  2/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   State Compliance - PPP Expired.  Prepayment charge not allowed per                                                                                -
                                                                          Other                                                                                                                                  Act (HELOC): HELOC Brochure not provided to borrower.                            state (NY) - max prepayment charge for NY is 0% - notes states $725.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Lender is XXXX.
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 application date of 02/XX/2004 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] State Compliance - New York Prepayment Penalty Junior Lien: New York         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
2763687520 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Federal Compliance - Missing Initial Loan Application Test             SELLER - GENERAL COMMENT GENERAL COMMENT                        Yes        TR HUD
                                                                          Other                                                                                                                                  For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  Federal Compliance - TILA Rescission - Disbursement Date Less than 3   (2019-09-20): Unable to  (2019-09-20): Unable to                           Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.                           Business Days From Transaction Date                                    procure.                 procure.
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 09/XX/2006 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        Used For Fee Testing
                                                                                                                                                                                                                 lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
2763435288 XXXXXXXXXX XXXXXXXXXX CT    3/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
2763319973 XXXXXXXXXX XXXXXXXXXX PA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 01/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
2762923786 XXXXXXXXXX XXXXXXXXXX MA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                        contain either                                                                            Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            file of document or worksheet indicating how the lender determined that the home State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                       Final Title.                                                                              loan is in the borrower's interest.                                              Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
2759070236 XXXXXXXXXX XXXXXXXXXX IN    6/XX/2006  5/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 05/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
2757988971 XXXXXXXXXX XXXXXXXXXX TX    12/XX/2006 12/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
2756576544 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                            -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 of 05/XX/2006 used as disbursement date for compliance testing.                  Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Business Days From Transaction Date
                                                                                                                                                                                                                 application date of 04/XX/2006 which is X months prior to consummation. A        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       State Compliance - Late charge not allowed per state (NY) - max late
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    charge for NY is 2% - note states 4%.
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2754954811 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Federal FACTA Disclosure Timing Test                                                                                         -
                                                                          Other                         Title -                                                                                                  Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                        Security                                                                                                 practicable time after using credit score.                                       Consummation
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - PPP for NY is 2% for 15 days, subject transaction
                                                                                                        FNMA/FHLMC                                                                                               application date of 05/XX/2007 which is X months prior to consummation. A        exceeded this with PPP of 4% for 15 days
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not contain                                                                                              for testing was 12/XX/2006.                                                      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        the following                                                                                            [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Application
                                                                                                        clauses:: ___                                                                                            exceeds maximum per state.                                                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   Closing / Title - Final TIL appears to be final but not signed nor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.   initialed by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
2751192587 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 03/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
2748422664 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        funding date same as disbursement and/or note date but is not signed lookback was performed to determine this application date.  The final date used  or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 for testing was 06/XX/2007.                                                      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     State Compliance - 5 day grace period less than 15 day minimum per
                                                                                                                                                                                                                 period less than minimum per state.                                              state NY
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   Arrangement Disclosure Missing
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.   Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
2747454588 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2007  7/XX/2007    Primary    UTD UTD                                                                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 08/XX/2007 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Business Days From Transaction Date
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        State Compliance - 5% late charge exceeds 2% maximum per state (NY).
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     state (NY).
                                                                                                                                                                                                                 period less than minimum per state.                                              Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
2746012518 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2003 9/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                                                                                                                                 of 10/XX/2003 used as disbursement date for compliance testing.                  Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Business Days From Transaction Date
                                                                                                                                                                                                                 application date of 09/XX/2003 which is X months prior to consummation. A        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       State Compliance - Maximum late charge for state of NY is 2% for 15
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     days, subject transaction exceeded this by lessor of 5% or $35 for 10
                                                                                                                                                                                                                 period less than minimum per state.                                              days.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    State Compliance - New York Late Charge Grace Period Testing
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2003, prior to three (3) business days from transaction date of 10/XX/2003.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
2745290118 XXXXXXXXXX XXXXXXXXXX RI    2/XX/2008  1/XX/2008    Primary    Purchase                                                                   D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Federal Compliance - TIL in file indicated to be final, expected                                                                       Yes        State - NC
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable      funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 Federal, State or Local compliance testing is unreliable.                        or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices     Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 provided.                                                                        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [C] State Compliance - Rhode Island Home Loan (High Cost Analysis Not In File):  Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Rhode Island Home Loan:  Loan file did not contain record(s) documenting         by borrower.
                                                                                                                                                                                                                 high-cost home loan analysis.                                                    State Compliance - Rhode Island Home Loan (Prohibited Acts and
                                                                                                                                                                                                                 [C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices     Practices Regarding Home Loans Disclosure Not Provided)
                                                                                                                                                                                                                 Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan:           State Compliance - Rhode Island Home Loan (High Cost Analysis Not In
                                                                                                                                                                                                                 Prohibited Acts and Practices Regarding Home Loans disclosure not provided.      File)
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   State Compliance - Rhode Island Home Loan (Prohibited Acts and
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Practices Regarding High-Cost Home Loans Disclosure Not Provided)
                                                                                                                                                                                                                 of 02/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Testing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
2742743894 XXXXXXXXXX XXXXXXXXXX MA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Preliminary or                                                                            of 06/XX/2007 used as disbursement date for compliance testing.                  Provided Timely
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Application Date.                                                                State Compliance - Massachusetts Open End Late Charge Percent and
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Amount Testing
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   State Compliance - Massachusetts Open End Late Charge Grace Period
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Testing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Tangible Net Benefit Worksheet Not in File file of document or worksheet indicating how the lender determined that the home Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  Application
                                                                                                                                                                                                                 Note grace period less than minimum per state.                                   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Testing: Unable to determine if late charge exceeds state maximum due to missing compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 information.                                                                     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2742584541 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                        Security                                                                                                 application date of 05/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                        Instrument is                                                                                            lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        not on a                                                                                                 for testing was 12/XX/2005.
                                                                                                        FNMA/FHLMC                                                                                               [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                        form and does                                                                                            Act: Notice of Right to Cancel was not provided.
                                                                                                        not contain                                                                                              [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                        the following
                                                                                                        clauses:: ___
2740276041 XXXXXXXXXX XXXXXXXXXX MI    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        State Compliance - Michigan Consumer Mortgage Protection Act                                                                                      -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure.                          (Counseling Agencies List)
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill  State Compliance - Michigan Consumer Caution and Home Ownership
                                                                                                                                                                                                                 of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:   Counseling Notice Not Provided
                                                                                                                                                                                                                 Borrower Bill of Rights disclosure not provided to borrower.                     State Compliance - Michigan Consumer Mortgage Protection Act (Borrower
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling   Bill of Rights Disclosure Not Provided)
                                                                                                                                                                                                                 Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Caution and Home Ownership Counseling Notice not provided to borrower.
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling
                                                                                                                                                                                                                 Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
2738180087 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                       preliminary or                                                                            application date of 12/XX/2006 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       final title.                                                                              lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
2738134987 XXXXXXXXXX XXXXXXXXXX TX    2/XX/2007  1/XX/2007    Primary    Purchase                                                                   D           D           D           D           D                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business                                                                            Yes        TR
                                                                                                                                                                                                                                                                                                  Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                     Indeterminable
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                                                                                                  Testing
2736872158 XXXXXXXXXX XXXXXXXXXX IN    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
2734916732 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement                                                                              -
                                                                          Other                                                                                                                                  in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       Provided Timely
                                                                                                                                                                                                                 disclosure requirements.                                                         Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 04/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Application
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 03/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
2728764077 XXXXXXXXXX XXXXXXXXXX MD    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
2723384468 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     State Compliance - New York Prepayment Penalty Junior Lien
                                                                                                                       Preliminary or                                                                            Application Date.                                                                Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Provided Timely
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 04/XX/2004 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003.
                                                                                                                                                                                                                 [B] State Compliance - New York Prepayment Penalty Junior Lien: New York
                                                                                                                                                                                                                 Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2716658558 XXXXXXXXXX XXXXXXXXXX CT    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
2715083181 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 practicable time after using credit score.                                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
2715030166 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA HELOC - Important Terms Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
2714588135 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
2712944963 XXXXXXXXXX XXXXXXXXXX CT    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 01/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application Date.                                                                Application
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 12/XX/2007 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 for testing was 07/XX/2007.                                                      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    compliance tests requiring an LTV were run off an assumed value of a lender refi: Original Lender was not able to be determined. Unable to determine  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
2710307005 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B                                                                                            Federal Compliance - Missing document                                                                                                             -
                                                                          Other                                        contain either                                                                                                                                                             Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                                                                                                             State Compliance - Late charge not allowed per state (NY) - max late
                                                                                                                       Final Title                                                                                                                                                                charge for NY is 2% - Note states 5%.
                                                                                                                                                                                                                                                                                                  State Compliance - Grace period not allowed per state (NY) - min grace period for NY is 15 days - Note states 10 days.
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                                                                                                  General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
2709584982                       VA                            UTD        UTD UTD                                      File does not                 D           D           D           D           D                                                                                            Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                        UTD        Indeterminable
                                                                                                                       contain either                                                                                                                                                             General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                                                                                                             compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title                                                                                                                                                                contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                  Application / Processing - Missing Document: Missing Lender's Initial
                                                                                                                                                                                                                                                                                                  1003
                                                                                                                                                                                                                                                                                                  Loan File - File only contains Mortgage. Insufficient document to complete compliance.
                                                                                                                                                                                                                                                                                                  Closing / Title - Missing HELOC Agreement
2706704934 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                        contain either                                                                            Act: Notice of Right to Cancel was not provided.                                 Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       a Preliminary                                                                             [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            Miscellaneous Compliance - (Doc Error) Initial GFE not provided or Final
                                                                                                                       Title.
2704877244 XXXXXXXXXX XXXXXXXXXX VA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 10/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
2701586174 XXXXXXXXXX XXXXXXXXXX UT    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     State Compliance - Utah Prepayment Penalty Test                                                                                                   -
                                                                          Debt Consolidation                                                                                                                     Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 to borrower at time of account opening.                                          same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Provided Timely
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 lookback was performed to determine this application date.  The final date used  Business Days From Transaction Date
                                                                                                                                                                                                                 for testing was 11/XX/2006.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
                                                                                                                                                                                                                 [B] State Compliance - Utah Prepayment Penalty Test: Utah Prepayment Penalty:
                                                                                                                                                                                                                 Junior lien loan contains a prepayment penalty without offering the borrower the option of a loan without a prepayment penalty or a  loan containing a prepayment penalty with rate/fees lower than the loan without prepay.
2698196616 XXXXXXXXXX XXXXXXXXXX GA    5/XX/2007  5/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
2696865480 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 of 02/XX/2007 used as disbursement date for compliance testing.                  Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Non Same Lender Refinance
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Application
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 may impact high cost findings.                                                   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      same lender refi
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2695812583 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2002  2/XX/2002    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 03/XX/2002 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Provided Timely
                                                                                                                                                                                                                 to borrower at time of account opening.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2002, prior to three (3) business days from transaction date of 03/XX/2002.
2691087029 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2005  9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.
2690094708 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - New York Prepayment Penalty Junior Lien                                                                                        -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] State Compliance - New York Prepayment Penalty Junior Lien: New York
                                                                                                                                                                                                                 Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
2685336471 XXXXXXXXXX XXXXXXXXXX MA    6/XX/2007  6/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
2684039485 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement                                                                              -
                                                                          Other                                        contain either                                                                            in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Federal Compliance - Disbursement Date Missing
                                                                                                                       Preliminary or                                                                            at Account opening. Unable to validate accuracy of and compliance with fee       Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                       Final Title                                                                               disclosure requirements.                                                         Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 11/XX/2007 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Business Days From Transaction Date
                                                                                                                                                                                                                 Application Date.                                                                State Compliance - 5% late charge exceeds X% maximum per state (NY)
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  State Compliance - 10 day grace period less than 15 day minimum per
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   state (NY)
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 10/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 05/XX/2007.                                                      Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
2683432374 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2003  3/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Act (HELOC): HELOC Brochure not provided to borrower.                            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date of 03/XX/2003 which is X months prior to consummation. A        same lender refi
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 10/XX/2002.                                                      Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
2680644498 XXXXXXXXXX XXXXXXXXXX TX    8/XX/2006  7/XX/2006    Investment Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
2677531231 XXXXXXXXXX XXXXXXXXXX MA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - Property Type Not Provided                                                                                                   -
                                                                          Other                                        contain either                                                                            Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                       Preliminary or                                                                            file of document or worksheet indicating how the lender determined that the home Consummation
                                                                                                                       Final Title                                                                               loan is in the borrower's interest.                                              Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      State Compliance - 4% late charge exceeds 3% maximum per state (MA)
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Application
                                                                                                                                                                                                                 for testing was 01/XX/2007.                                                      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    same lender refi
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 testing may be impacted.                                                         Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      by borrower.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
2674117001 XXXXXXXXXX XXXXXXXXXX GA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 02/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Disbursement Date Missing if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
2666841751 XXXXXXXXXX XXXXXXXXXX MO    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
2665533716 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                        contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.
                                                                                                                       Final Title.
2665330513 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2007 8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                                                                                                                     lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
2660946146 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Other                                                                                                                                  lender refi: Original Lender was not able to be determined. Unable to determine  Non Same Lender Refinance
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
2649533610 XXXXXXXXXX XXXXXXXXXX RI    8/XX/2007  7/XX/2007    Primary    Purchase                                     File does not                 C           C           C           C           C           [C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices     Closing / Title - TIL appears to be final but not signed nor initialed                                                                            State - NC
                                                                                                                       contain                                                                                   Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: by borrower.
                                                                                                                       Preliminary of                                                                            Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not      Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Final Title.                                                                              provided.                                                                        funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [C] State Compliance - Rhode Island Home Loan (Prohibited Acts and Practices     or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan:           Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Prohibited Acts and Practices Regarding Home Loans disclosure not provided.      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Application
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         State Compliance - Rhode Island Home Loan (Prohibited Acts and
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Practices Regarding Home Loans Disclosure Not Provided)
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  State Compliance - Rhode Island Home Loan (Prohibited Acts and
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Practices Regarding High-Cost Home Loans Disclosure Not Provided)
                                                                                                                                                                                                                 applicant within three (3) business days of application.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
2641712340 XXXXXXXXXX XXXXXXXXXX OH    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 for testing was 01/XX/2007.                                                      State Compliance - 10% late charge exceeds 5% maximum per state (OH).
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not   State Compliance - Ohio Consumer Sales Practices Act (No Documentation
                                                                                                                                                                                                                 Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not   of Tangible Net Benefit Analysis)
                                                                                                                                                                                                                 verified with reliable documentation.                                            State Compliance - Ohio Consumer Sales Practices Act (Closing
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of     Disclosure Not Provided)
                                                                                                                                                                                                                 Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement
                                                                                                                                                                                                                 Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan   of Receipt of Home Mortgage Loan Information Document Not Retained by
                                                                                                                                                                                                                 Information Document not retained by lender.                                     Lender)
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay
                                                                                                                                                                                                                 Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the      not Verified)
                                                                                                                                                                                                                 required Closing Disclosure.
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of
                                                                                                                                                                                                                 Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage
                                                                                                                                                                                                                 loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                 [B] State Compliance - Ohio Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
2637954882 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 12/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Application
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Application Date.                                                                same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Provided Timely
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 application date of 11/XX/2007 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 for testing was 06/XX/2007.                                                      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
2636999860 XXXXXXXXXX XXXXXXXXXX SC    12/XX/2006 11/XX/2006   Primary    Purchase                                     File does not                 B           B           B           B           B           [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Federal Compliance - Unable to determine under disclosure due to                                                                                  -
                                                                                                                       contain either                                                                            Provided): South Carolina Home Loan: Borrower not provided with a document       missing Itemization of Amount Financed.
                                                                                                                       Preliminary or                                                                            specifying the agency designated to receive complaints or inquiries about the    Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Final Title.                                                                              origination and making of the loan.                                              funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.                                    Disclosure Not Provided)
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   by borrower.
                                                                                                                                                                                                                 by closing.
2636844652 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2004  5/XX/2004    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - TILA HELOC - Billing Rights Disclosure Not                                                                                   -
                                                                          Other                                        contain either                                                                            Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Provided Timely
                                                                                                                       Preliminary or                                                                            of account opening.                                                              Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Provided Timely
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2634938979 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2006  4/XX/2006    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
2631853581 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2006  3/XX/2006    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Security                                                                                                 of 04/XX/2006 used as disbursement date for compliance testing.                  Application
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                        FNMA/FHLMC                                                                                               application date of 03/XX/2006 which is X months prior to consummation. A
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.
                                                                                                        not contain                                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        the following                                                                                            Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                        clauses:: ___                                                                                            Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
2631701889 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                        contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            practicable time after using credit score.                                       or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 application date of 01/XX/2008 which is X months prior to consummation. A        by borrower.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 for testing was 08/XX/2007.                                                      Required Parties
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    State Compliance - 4% late charge exceeds 2% maximum late charge per
                                                                                                                                                                                                                 exceeds maximum per state.                                                       state.  (NY)
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.   Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 missing information.                                                             contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
2631600558 XXXXXXXXXX XXXXXXXXXX GA    8/XX/2007  8/XX/2007    Primary    Purchase                                                                   D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Closing / Title - TIL appears to be final but not signed nor initialed                                                                 Yes        TR
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable      by borrower.                                                                                                                                      Indeterminable
                                                                                                                                                                                                                 Federal, State or Local compliance testing is unreliable.                        Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Note Date of 08/XX/2007 used as or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 disbursement date for compliance testing.                                        Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Testing
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
2630816518 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 of 12/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
2625575461 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                         Not provided                  A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation                           in loan.
2620096466 XXXXXXXXXX XXXXXXXXXX NM    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 10/XX/2006.                                                      Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
2618160170 XXXXXXXXXX XXXXXXXXXX PA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 10/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably same lender refi
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 application date of 09/XX/2007 which is X months prior to consummation. A        Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Required Parties
                                                                                                                                                                                                                 for testing was 04/XX/2007.                                                      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         General Appraisal Requirements - No valuations provided in file.
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Application Date.                                                                by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
2617435060 XXXXXXXXXX XXXXXXXXXX SC    4/XX/2007  3/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                            -
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document       Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 specifying the agency designated to receive complaints or inquiries about the    funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 origination and making of the loan.                                              or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   Disclosure Not Provided)
                                                                                                                                                                                                                 by closing.
2617060887 XXXXXXXXXX XXXXXXXXXX GA    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Right of Rescission Timing - Note Date used as                                                                               -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Transaction Date
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
2608081864 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Debt Consolidation                           contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.                                        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     same lender refi
                                                                                                                                                                                                                 applicant within three (3) business days of application.
2600597869 XXXXXXXXXX XXXXXXXXXX MA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                        contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    or
                                                                                                                       Final Title                                                                               Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      same lender refi
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Required Parties
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       State Compliance - Massachusetts Late Charge Percent Testing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Application
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 missing information.                                                             compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as          contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all
                                                                                                                                                                                                                 date used as transaction date for purposes of determining compliance with        required parties
                                                                                                                                                                                                                 rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
2599355078 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
2598915673 XXXXXXXXXX XXXXXXXXXX MA    8/XX/2009  6/XX/2009    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - Massachusetts Mortgage Lender and Broker Regulation       Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                                                                                                                 (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker        funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 Regulation:  File does not contain evidence that analysis of borrower's ability  or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 to repay was performed based on verified income, obligations, assets, and/or     State Compliance - Massachusetts MLBR (Missing Data) Document Type Not
                                                                                                                                                                                                                 employment using PITI payment based on fully indexed rate and fully amortizing   Provided
                                                                                                                                                                                                                 payment, if applicable                                                           State Compliance - Massachusetts Mortgage Lender and Broker Regulation
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not       (Ability to Repay not Verified)
                                                                                                                                                                                                                 Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to       Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 determine if the borrower was required to provide a signed statement disclosing  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 their income due to missing document type.                                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         by borrower.
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
2597354595 XXXXXXXXXX XXXXXXXXXX UT    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Security                                                                                                 of 07/XX/2006 used as disbursement date for compliance testing.                  Application
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing
                                                                                                        not on a                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          General Appraisal Requirements - Due to lack of appraised value,
                                                                                                        FNMA/FHLMC                                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        form and does                                                                                            application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                        not contain                                                                                              application date of 06/XX/2006 which is X months prior to consummation. A        Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                        the following                                                                                            lookback was performed to determine this application date.                       Prior or equal to Disbursement Date
                                                                                                        clauses:: ___                                                                                            [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 lender refi: Original Lender was not able to be determined. Unable to determine  Business Days From Transaction Date
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        State Compliance - Utah Prepayment Penalty Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                 [B] State Compliance - Utah Prepayment Penalty Test: Utah Prepayment Penalty:
                                                                                                                                                                                                                 Junior lien loan contains a prepayment penalty without offering the borrower the option of a loan without a prepayment penalty or a  loan containing a prepayment penalty with rate/fees lower than the loan without prepay.
2597080258 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Application for testing was 03/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
2596723371 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2005  6/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 07/XX/2005 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth  Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement.
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
2596535767 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2006  6/XX/2006    Investment Purchase                                                                   B           B           B           B           B                                                                                            Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                                                                                                                                                                                                                  Federal Compliance - Initial 1003 shows primary residence - final shows investment.  Loan tested as Primary with no HC exceptions present.
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
2595796462 XXXXXXXXXX XXXXXXXXXX GA    10/XX/2006 9/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Required Parties
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Application
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      same lender refi
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2594238041 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 of 05/XX/2005 used as disbursement date for compliance testing.                  Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Provided Timely
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005.
2588992185 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement                                                                   Yes        TR
                                                                          Other                                        contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Federal Compliance - Notice of Right to Cancel Missing                                                                                            Indeterminable
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  State Compliance - New York Late Charge Percent Testing
                                                                                                                       Final Title.                                                                              fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     State Compliance - New York Late Charge Grace Period Testing
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 disclosure requirements.                                                         General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 of 09/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Not Provided
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2587133067 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2006  5/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
2586078478 XXXXXXXXXX XXXXXXXXXX KY    1/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
2584672308 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Required Parties
                                                                                                                       Preliminary or                                                                            application date of 03/XX/2007 which is X months prior to consummation. A        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 for testing was 10/XX/2006.                                                      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 testing may be impacted.                                                         Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     by borrower.
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application Date.                                                                Application
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
2582539419 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 04/XX/2006 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 for testing was 11/XX/2005.                                                      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
2579908561 XXXXXXXXXX XXXXXXXXXX MO    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 03/XX/2006.                                                      Closing / Title - TILA - Final TIL Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
2578485964 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 01/XX/2006 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Provided Timely
                                                                                                                                                                                                                 of account opening.                                                              Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Provided Timely
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - Right to cancel not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2575341314 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2004  8/XX/2004    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - New York Prepayment Penalty Junior Lien                                                                                        -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       preliminary or                                                                            application date of 08/XX/2004 which is X months prior to consummation. A        same lender refi
                                                                                                                       final title.                                                                              lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 03/XX/2004.                                                      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] State Compliance - New York Prepayment Penalty Junior Lien: New York         General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 loan; however Note or Prepay Addendum provides specific language that prepay     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
2572605623 XXXXXXXXXX XXXXXXXXXX MD    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 03/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Non Same Lender Refinance
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 02/XX/2008 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Application
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      same lender refi
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Miscellaneous Compliance - (Doc Error) Initial GFE not provided missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2572567730 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2006  6/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date of 06/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
2571146003 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2005  12/XX/2004   Primary    Refinance UTD                                File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            of 01/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Provided Timely
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2569155026 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: State Compliance - California Primary Residence Late Charge Percent                                                                               -
                                                                          Home Improvement                             contain either                                                                            Unable to determine if late charge exceeds state maximum due to missing          Testing
                                                                                                                       Preliminary or                                                                            information.                                                                     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 of 11/XX/2005 used as disbursement date for compliance testing.                  Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2568850462 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: State Compliance - California Primary Residence Late Charge Percent                                                                               -
                                                                          Other                                                                                                                                  Unable to determine if late charge exceeds state maximum due to missing          Testing
                                                                                                                                                                                                                 information.                                                                     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
2567593311 XXXXXXXXXX XXXXXXXXXX MA    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            application date of 11/XX/2004 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 for testing was 06/XX/2004.                                                      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    same lender refi
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 if correct TILA rescission form was used.
2567548748 XXXXXXXXXX XXXXXXXXXX MA    11/XX/2009 7/XX/2009    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - Massachusetts Mortgage Lender and Broker Regulation       State Compliance - Massachusetts MLBR (Missing Data) Document Type Not                                                                            -
                                                                                                                                                                                                                 (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker        Provided
                                                                                                                                                                                                                 Regulation:  File does not contain evidence that analysis of borrower's ability  State Compliance - Massachusetts Mortgage Lender and Broker Regulation
                                                                                                                                                                                                                 to repay was performed based on verified income, obligations, assets, and/or     (Ability to Repay not Verified)
                                                                                                                                                                                                                 employment using PITI payment based on fully indexed rate and fully amortizing   Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 payment, if applicable                                                           Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not       Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to       General Appraisal Requirements - Not provided.
                                                                                                                                                                                                                 determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
2567080085 XXXXXXXXXX XXXXXXXXXX IL    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        Required Parties
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 for testing was 02/XX/2007.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
2562756518 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Property Type Not Provided                                                                                        Yes        TR
                                                                          Other                                        contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Federal Compliance - Notice of Right to Cancel Missing                                                                                            Indeterminable
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  Federal Compliance - Missing Initial Loan Application No Fees                                                                                     (UAL State)
                                                                                                                       Final Title                                                                               fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                 [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Mortgage loan contains an impermissible late charge of greater than 5.0% or a    compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 grace period less than 15 days.                                                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  State Compliance - Late charge not allowed per state (NJ) - max late in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  charge for (NJ) is 4% - note states 5%
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 disclosure requirements.                                                         Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2562289897 XXXXXXXXXX XXXXXXXXXX NH    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            of 08/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2560819202 XXXXXXXXXX XXXXXXXXXX VA    9/XX/2006  9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                                                                                                                  Act: Notice of Right to Cancel was not provided.                                 Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            Federal Compliance - Notice of Right to Cancel Missing
2559062070 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 11/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
2547917853 XXXXXXXXXX XXXXXXXXXX GA    6/XX/2006  5/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 06/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date of 05/XX/2006 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Application
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 may impact high cost findings.                                                   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2545328729 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2007  5/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
2542555322 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Notice of Right to Cancel Missing                                                                                 Yes        TR
                                                                          Other                                        contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Federal Compliance - Missing Initial Loan Application No Fees                                                                                     Indeterminable
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement                                                                              (UAL State)
                                                                                                                       Final Title                                                                               fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Mortgage loan contains an impermissible late charge of greater than 5.0% or a    State Compliance - Grace period not allowed per state (NJ) - min grace
                                                                                                                                                                                                                 grace period less than 15 days.                                                  period for NJ is 15 days - note states 10 days.
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Not Provided at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2539124338 XXXXXXXXXX XXXXXXXXXX OR    6/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                                                                                                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
2538005957 XXXXXXXXXX XXXXXXXXXX OH    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio         State Compliance - Ohio Consumer Sales Practices Act (No Documentation                                                                            -
                                                                                                                                                                                                                 Prepayment Penalty:  Loan contains an impermissible prepayment penalty which     of Tangible Net Benefit Analysis)
                                                                                                                                                                                                                 allows for a prepayment penalty on a refinance by the same lender. (applies only State Compliance - Ohio Alternate Prepayment Penalty SMLA Test
                                                                                                                                                                                                                 to Second Mortgage Loan Act registrants)
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of
                                                                                                                                                                                                                 Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage
                                                                                                                                                                                                                 loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
2536032494 XXXXXXXXXX XXXXXXXXXX TX    3/XX/2007  2/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - 10% late fee exceeds 5% maximum per state (TX).
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                 [B] State Compliance - Texas Interest Rate <= 10% Late Charge Percent Testing:
                                                                                                                                                                                                                 Note late charge exceeds maximum per state.
2535752453 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable State Compliance - 5% late charge exceeds maximum of 2% per state -
                                                                                                                       Final Title                                                                               to determine compliance with timing requirements due to missing Initial Loan     NY.
                                                                                                                                                                                                                 Application Date.                                                                State Compliance - 10 day grace is less than the 15 day minimum per
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    state - NY.
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        same lender refi
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 02/XX/2007.                                                      Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 period less than minimum per state.                                              Provided Timely
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
2526849799 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2005  4/XX/2005    Primary    Refinance UTD                                                              B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 of 05/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2524579782 XXXXXXXXXX XXXXXXXXXX NC    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure.                          same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
2522088335 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2002  2/XX/2002    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                                                                                                                  Act (HELOC): HELOC Brochure not provided to borrower.                            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   State Compliance - Prepayment charge not allowed per state (NY) -
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   maximum for NY state is $0 - notes states amount of $250
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 application date of 02/XX/2002 which is X months prior to consummation. A        State Compliance - Grace period not allowed per state (NY) - minimum
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       for NY state is 15 days - Note states 10
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 period less than minimum per state.                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Unable to determine Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                 [B] State Compliance - New York Prepayment Penalty Junior Lien: New York
                                                                                                                                                                                                                 Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
2519251369 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TIL Itemization did not disclose the origination                                                                             -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            fee of $50 as a prepaid finance charge.
                                                                                                                                                                                                                 application date of 12/XX/2005 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
2519042502 XXXXXXXXXX XXXXXXXXXX MO    2/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 of 02/XX/2007 used as disbursement date for compliance testing.                  Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
2516866102 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Required Parties
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Non Same Lender Refinance
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   same lender refi
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 missing information.                                                             General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 timing requirements.                                                             Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2515239173 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2007  4/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - New York Prepayment Penalty Junior Lien: New York         State Compliance - New York Prepayment Penalty Junior Lien                                                                                        -
                                                                                                                                                                                                                 Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.
2514441806 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
2513324676 XXXXXXXXXX XXXXXXXXXX MA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Preliminary or                                                                            of 03/XX/2006 used as disbursement date for compliance testing.                  Provided Timely
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Application Date.                                                                compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   State Compliance - Massachusetts Open End Late Charge Percent and
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Amount Testing
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  State Compliance - Massachusetts Open End Late Charge Grace Period
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home Testing
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 Note grace period less than minimum per state.                                   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount
                                                                                                                                                                                                                 Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2507107754 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Limited                                                          B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Cash-out GSE                                                                                                                           application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
2505259592 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 12/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
2503158468 XXXXXXXXXX XXXXXXXXXX NM    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Federal Compliance - (Missing Data) Last Rate Set Date                                                                                            -
                                                                          Debt Consolidation            Title -                                                                                                  and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor    Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        Security                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC
                                                                                                        form and does
                                                                                                        not contain
                                                                                                        the following
                                                                                                        clauses:: ___
2501865617 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Illinois Late Charge Percent Testing: Note late charge    State Compliance - 10% late charge exceeds 5%  maximum per state IL                                                                               -
                                                                          Other                                                                                                                                  exceeds maximum per state.                                                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
2501074329 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                          -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.
2496851108 XXXXXXXXXX XXXXXXXXXX IN    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                           contain either                                                                            Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                       Final Title                                                                               applicant within three (3) business days of application.
2491256420 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2007  5/XX/2007    Primary    Purchase                                                                   D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Federal Compliance - RESPA Disclosure - Affiliated Business                                                                            Yes        TR
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable      Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                     Indeterminable
                                                                                                                                                                                                                 Federal, State or Local compliance testing is unreliable.                        Application                                                                                                                                       (UAL State)
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of 06/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Testing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation.  A
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                 for testing was 12/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
2490783192 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
2487527110 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2007  2/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
2478809409 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used   Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8                                                                             -
                                                                          Other                                                                                                                                  on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right  Used on Same Lender Refinance (Third Circuit)
                                                                                                                                                                                                                 to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
2474908903 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              Late Charge
                                                                          Other                                                                                                                                  Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Business Days From Transaction Date
                                                                                                                                                                                                                 grace period less than 15 days.                                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 02/XX/2008 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 testing may be impacted.                                                         State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      state (NJ).
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
2474730818 XXXXXXXXXX XXXXXXXXXX MD    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                           contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                       Preliminary or                                                                            practicable time after using credit score.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
2473453595 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - New York Prepayment Penalty Junior Lien: New York         Federal Compliance - TIL itemization did not disclose a Recording fee                                                                             -
                                                                          Debt Consolidation                                                                                                                     Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien    of $300 as prepaid finance charge.
                                                                                                                                                                                                                 loan.                                                                            State Compliance - PPP Expired. Prepayment charge not allowed per
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      state of NY - No prepayment penalties are permissible in the state of
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated NY on junior liens - note states 6 months interest on amount over 20%
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.                                    of original balance in the first 12 months - Lender is XXXX.
2471345350 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            practicable time after using credit score.                                       contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Variance due to DSI.
                                                                                                                                                                                                                 for testing was 09/XX/2006.                                                      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    State Compliance - 4% late charge exceeds 2% maximum per state(NY).
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 missing information.                                                             Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      by borrower.
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
2470279587 XXXXXXXXXX XXXXXXXXXX MI    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure.                          same lender refi
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling   State Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                                                                                                                                 Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer        (Counseling Agencies List)
                                                                                                                                                                                                                 Caution and Home Ownership Counseling Notice not provided to borrower.           State Compliance - Michigan Consumer Caution and Home Ownership
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling     Counseling Notice Not Provided
                                                                                                                                                                                                                 Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved Federal Compliance - FACTA Disclosure Missing credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
2469925353 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 of 11/XX/2006 used as disbursement date for compliance testing.                  Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Non Same Lender Refinance
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   same lender refi
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2006, prior to three (3) business days from transaction date of 11/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2467437687 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Federal Compliance - Itemization did not disclose the settlement fee   SELLER - GENERAL COMMENT GENERAL COMMENT                        Yes        TR HUD
                                                                          Debt Consolidation                                                                                                                     For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  of $450, sub escrow fee of $25 and courier fee of $8 as prepaid        (2019-08-05): The issue  (2019-08-05): The issue                           Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.                           finance charges. Prepaid interest on HUD is in the amount of $333.80   cited has either been    cited has either been
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      whereas itemization is in the amount of $400.56.                       resolved or was          resolved or was
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped determined to not be an  determined to not be an
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.                                    Used For Fee Testing                                                   exception as noted. The  exception as noted. The
                                                                                                                                                                                                                                                                                                                                                                         final HUD-1 was located  final HUD-1 was located
                                                                                                                                                                                                                                                                                                                                                                         in the loan file. Please in the loan file. Please
                                                                                                                                                                                                                                                                                                                                                                         take note that it is     take note that it is
                                                                                                                                                                                                                                                                                                                                                                         common practice for      common practice for
                                                                                                                                                                                                                                                                                                                                                                         loans funded in a dry    loans funded in a dry
                                                                                                                                                                                                                                                                                                                                                                         funding state, such as   funding state, such as
                                                                                                                                                                                                                                                                                                                                                                         California where the     California where the
                                                                                                                                                                                                                                                                                                                                                                         subject loan was funded, subject loan was funded,
                                                                                                                                                                                                                                                                                                                                                                         not to have signatures   not to have signatures
                                                                                                                                                                                                                                                                                                                                                                         or a certified stamp.    or a certified stamp.
                                                                                                                                                                                                                                                                                                                                                                         Loans in the above       Loans in the above
                                                                                                                                                                                                                                                                                                                                                                         mentioned state are      mentioned state are
                                                                                                                                                                                                                                                                                                                                                                         allowed to be funded     allowed to be funded
                                                                                                                                                                                                                                                                                                                                                                         prior to the             prior to the
                                                                                                                                                                                                                                                                                                                                                                         disbursement of funds    disbursement of funds
                                                                                                                                                                                                                                                                                                                                                                         and without the          and without the
                                                                                                                                                                                                                                                                                                                                                                         borrower(s) being        borrower(s) being
                                                                                                                                                                                                                                                                                                                                                                         present to sign          present to sign
                                                                                                                                                                                                                                                                                                                                                                         documents.  However, the documents.  However, the
                                                                                                                                                                                                                                                                                                                                                                         HUD-1 must reflect that  HUD-1 must reflect that
                                                                                                                                                                                                                                                                                                                                                                         it is "Final", which it  it is "Final", which it
                                                                                                                                                                                                                                                                                                                                                                         does. Supporting         does. Supporting
                                                                                                                                                                                                                                                                                                                                                                         documentation uploaded   documentation uploaded
                                                                                                                                                                                                                                                                                                                                                                         as XXX.                  as XXX.
                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                         COMMENT (2019-08-05):
                                                                                                                                                                                                                                                                                                                                                                         Final HUD-1 in escrow
                                                                                                                                                                                                                                                                                                                                                                         state provided for
                                                                                                                                                                                                                                                                                                                                                                         review contains "Final
                                                                                                                                                                                                                                                                                                                                                                         HUD-1" stamp but does
                                                                                                                                                                                                                                                                                                                                                                         not contain borrower
                                                                                                                                                                                                                                                                                                                                                                         signatures, stamp from
                                                                                                                                                                                                                                                                                                                                                                         Title Company or
                                                                                                                                                                                                                                                                                                                                                                         signature by Settlement
                                                                                                                                                                                                                                                                                                                                                                         Agent. Exception
                                                                                                                                                                                                                                                                                                                                                                         remains.
2465330706 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2007  6/XX/2007    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                       contain either                                                                            application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            application date of 06/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 01/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
2462849776 XXXXXXXXXX XXXXXXXXXX TX    8/XX/2006  8/XX/2006    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
2462718716 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - Property Type Not Provided                                                                                                   -
                                                                          Other                                        contain either                                                                            Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            of account opening.                                                              compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Provided Timely
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Provided Timely
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2458579320 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date State Compliance - 5% late charge exceeds 2% maximum per state NY
                                                                                                                       Preliminary or                                                                            of 10/XX/2006 used as disbursement date for compliance testing.                  State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   state NY
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 period less than minimum per state.                                              contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 exceeds maximum per state.                                                       results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2454990250 XXXXXXXXXX XXXXXXXXXX OR    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
2450535617 XXXXXXXXXX XXXXXXXXXX CT    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -          [B] Closing /  File does not                 B           B           B           B           B                                                                                            Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Debt Consolidation            Title -        contain either                                                                                                                                                             funding date same as disbursement and/or note date but is not signed
                                                                                                        Security       Preliminary or                                                                                                                                                             or dated by borrower so cannot confirm that borrower received.
                                                                                                        Instrument is  Final Title.                                                                                                                                                               Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        not on a                                                                                                                                                                                  Required Parties
                                                                                                        FNMA/FHLMC                                                                                                                                                                                Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        form and does                                                                                                                                                                             Business Days From Transaction Date
                                                                                                        not contain                                                                                                                                                                               Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                        the following                                                                                                                                                                             Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        clauses:: ___                                                                                                                                                                             Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                                                                                                  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                                                                                                  General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                  Closing / Title - TIL appears to be final but not signed nor initialed by borrower.
2445930534 XXXXXXXXXX            SC               2/XX/2007    Primary    Purchase                                     File does not                 D           D           D           D           D                                                                                            Application / Processing - Missing Document: Missing Lender's Initial                                                                  UTD        Indeterminable
                                                                                                                       contain either                                                                                                                                                             1003
                                                                                                                       Preliminary or                                                                                                                                                             Federal Compliance - TILA - Final TIL Missing
                                                                                                                       Final Title.                                                                                                                                                               Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                  Loan File - File only contains Mortgage, HUD, Appraisal and Final
                                                                                                                                                                                                                                                                                                  Application.  Insufficient documents to complete compliance.
                                                                                                                                                                                                                                                                                                  Closing / Title - Missing Document: Note - Subject Lien not provided
2442260777 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 for testing was 08/XX/2006.                                                      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
2438834950 XXXXXXXXXX XXXXXXXXXX TX    6/XX/2006  5/XX/2006    Primary    Purchase                      [B] Closing /                                A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                                                        Title -
                                                                                                        Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC
                                                                                                        form and does
                                                                                                        not contain
                                                                                                        the following
                                                                                                        clauses:: ___
2438204133 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  7/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
2438106615 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2006  3/XX/2006    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
2437138012 XXXXXXXXXX XXXXXXXXXX OH    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement                                                                             -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            of Receipt of Home Mortgage Loan Information Document Not Retained by
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Lender)
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay
                                                                                                                                                                                                                 for testing was 06/XX/2007.                                                      not Verified)
                                                                                                                                                                                                                 [B] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio         State Compliance - Ohio Alternate Prepayment Penalty SMLA Test
                                                                                                                                                                                                                 Prepayment Penalty:  Loan contains an impermissible prepayment penalty which     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 allows for a prepayment penalty on a refinance by the same lender. (applies only Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 to Second Mortgage Loan Act registrants)                                         Application
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not verified with reliable documentation.
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of
                                                                                                                                                                                                                 Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio
                                                                                                                                                                                                                 Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan
                                                                                                                                                                                                                 Information Document not retained by lender.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
2432437506 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date of 06/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
2431645799 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                         Title -                                                                                                  Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - Missing Initial Loan Application Test
                                                                                                        Security                                                                                                 practicable time after using credit score.                                       Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an
                                                                                                        FNMA/FHLMC                                                                                               application date of 10/XX/2006 which is X months prior to consummation. A
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.
                                                                                                        not contain                                                                                              [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                        the following                                                                                            Act: Notice of Right to Cancel was not provided.
                                                                                                        clauses:: ___
2428825477 XXXXXXXXXX XXXXXXXXXX TN    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - PPP Expired. Prepayment charge not allowed per                                                                                 -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an            state {TN) - the PPP is disclosed via a Note Addendum.. Lender is
                                                                                                                       Preliminary or                                                                            application date of 06/XX/2007 which is X months prior to consummation. A        XXXX.
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 for testing was 01/XX/2007.                                                      same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment
                                                                                                                                                                                                                 Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
2427952278 XXXXXXXXXX XXXXXXXXXX CO    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Home Improvement
2427930766 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: State Compliance - California Primary Residence Late Charge Percent                                                                               -
                                                                          Other                                                                                                                                  Unable to determine if late charge exceeds state maximum due to missing          Testing
                                                                                                                                                                                                                 information.                                                                     Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Business Days From Transaction Date
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 of 01/XX/2006 used as disbursement date for compliance testing.                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006.
2427316052 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                         Title -                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                        Security                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                        Instrument is                                                                                            lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        not on a                                                                                                 for testing was 02/XX/2006.
                                                                                                        FNMA/FHLMC                                                                                               [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                        form and does                                                                                            Act: Notice of Right to Cancel was not provided.
                                                                                                        not contain                                                                                              [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
                                                                                                        the following
                                                                                                        clauses:: ___
2422723584 XXXXXXXXXX XXXXXXXXXX CT    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA HELOC - Important Terms Disclosure Not                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Provided Timely
                                                                                                                       Preliminary or                                                                            of 02/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Application Date.                                                                compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2407013276 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            of 06/XX/2006 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - State maximum late charge is 2%. Note late charge
                                                                                                                                                                                                                 application date of 05/XX/2006 which is X months prior to consummation. A        is the greater of $10 or 5%.
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       State Compliance - State grace period is 15 days. Note grace period is
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     10 days.
                                                                                                                                                                                                                 period less than minimum per state.                                              Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2404083847 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   State Compliance - PPP expired.  $500 early closure fee not allowed                                                                               -
                                                                          Other                                                                                                                                  Act (HELOC): HELOC Brochure not provided to borrower.                            per State (NJ). Lender is XXXX.
                                                                                                                                                                                                                 [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment      Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 Penalty:  No prepayment penalties are permissible in the state of New Jersey;
                                                                                                                                                                                                                 however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
2403386681 XXXXXXXXXX XXXXXXXXXX IN    1/XX/2007  1/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
2398793662 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an            Required Parties
                                                                                                        Security                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                        Instrument is                                                                                            lookback was performed to determine this application date.                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC                                                                                               lender refi: Original Lender was not able to be determined. Unable to determine  Application
                                                                                                        form and does                                                                                            if correct TILA rescission form was used.                                        Federal Compliance - Payoff Statement Missing
                                                                                                        not contain                                                                                              [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        the following                                                                                            Unable to determine if a prepayment penalty was included in the pay-off which    same lender refi
                                                                                                        clauses:: ___                                                                                            may impact high cost findings.                                                   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Miscellaneous Compliance - (Doc Error) Initial GFE not provided missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2397303002 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2005 12/XX/2005   Primary    Refinance Cash-out -                                                       D           D           D           D           D                                                                                            Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                   Yes        TR
                                                                          Other                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely                                                                            Indeterminable
                                                                                                                                                                                                                                                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing copy of the Right of Rescission.
                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                                                                                                  Provided Timely
                                                                                                                                                                                                                                                                                                  General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                  Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                                                                                                  Not Provided
2396144972 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            of 10/XX/2006 used as disbursement date for compliance testing.                  or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.                                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Closing / Title - TIL appears to be final but not signed nor initialed lookback was performed to determine this application date.  The final date used  by borrower.
                                                                                                                                                                                                                 for testing was 04/XX/2006.                                                      Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Required Parties
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 may impact high cost findings.                                                   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     same lender refi
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
2395753773 XXXXXXXXXX XXXXXXXXXX MA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    State Compliance - Massachusetts Late Charge Percent Testing                                                                                      -
                                                                          Debt Consolidation                                                                                                                     Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
2394468219 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [C] Federal Compliance - (Missing Data) Late Charge: Late Charge Type was not    Federal Compliance - TILA - Final TIL Missing                                                                                          Yes        TR Note
                                                                          Debt Consolidation                           contain either                                                                            provided.  Any applicable Federal, State or Local compliance testing is          Federal Compliance - Notice of Right to Cancel Missing                                                                                            Deficiency (UAL
                                                                                                                       Preliminary or                                                                            unreliable.                                                                      Federal Compliance - Missing Initial Loan Application Test                                                                                        State)
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 of 06/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Subject lien note is missing.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Closing / Title - Missing Document: Note - Subject Lien not provided application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
2393020044 XXXXXXXXXX XXXXXXXXXX NC    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -          [B] General                                  B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation            Appraisal                                                                                                lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                        Requirements -                                                                                           if correct TILA rescission form was used.
                                                                                                        Incorrect
                                                                                                        Appraisal Form
                                                                                                        type:
                                                                                                        Appraisal Form
                                                                                                        2055 (Exterior
                                                                                                        Only) used for
                                                                                                        incorrect
                                                                                                        Subject
                                                                                                        property
                                                                                                        type.:
                                                                                                        Valuation
                                                                                                        Type: Drive By
                                                                                                        / Valuation
                                                                                                        Report Date:
                                                                                                        01/24/2008
2391072063 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            of 07/XX/2007 used as disbursement date for compliance testing.                  Application
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Business Days From Transaction Date
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       State Compliance - The greater of $10 or 5% of the unpaid portion of
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     the minimum payment late charge exceeds 2% maximum per state (NY)
                                                                                                                                                                                                                 period less than minimum per state.                                              State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    state (NY)
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 testing may be impacted.                                                         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
2389347306 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
2388978010 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2008  12/XX/2007   Primary    UTD UTD                                      File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              Late Charge
                                                                                                                       contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 01/XX/2008 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date of 12/XX/2007 which is X months prior to consummation. A        same lender refi
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    General Appraisal Requirements - Due to lack of appraised value, lender refi: Original Lender was not able to be determined. Unable to determine  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     State Compliance - Minimum grace period for NJ is 15 days - note
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  states 10 days.
                                                                                                                                                                                                                 testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
2384181918 XXXXXXXXXX XXXXXXXXXX TX    5/XX/2006  5/XX/2006    Primary    Purchase                      [B] Closing /                                A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                                                        Title -
                                                                                                        Security
                                                                                                        Instrument is
                                                                                                        not on a
                                                                                                        FNMA/FHLMC
                                                                                                        form and does
                                                                                                        not contain
                                                                                                        the following
                                                                                                        clauses:: ___
2381797407 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                                                                                                  General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                  Federal Compliance - No date.
                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
2381106920 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 07/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Application Date.                                                                Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Application
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 06/XX/2006 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 for testing was 01/XX/2006.                                                      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    compliance tests requiring an LTV were run off an assumed value of a lender refi: Original Lender was not able to be determined. Unable to determine  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
2369916003 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  2/XX/2007    Primary    Purchase                                                                   D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Federal Compliance - Missing Initial Loan Application Test             REVIEWER - GENERAL       GENERAL COMMENT                        Yes        TR HUD
                                                                                                                                                                                                                 For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped COMMENT (2019-09-18):    (2019-09-18): Unable to                           Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.                           Used For Fee Testing                                                   Unable to procure.       procure.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of                                                                          SELLER - GENERAL COMMENT
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an                                                                                   (2019-09-18): Unable to
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A                                                                               procure.
                                                                                                                                                                                                                 lookback was performed to determine this application date.
2367480385 XXXXXXXXXX XXXXXXXXXX IN    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Arrangement Disclosure Missing
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 for testing was 09/XX/2006.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
2367182544 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            of 12/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Payoff Statement Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 for testing was 06/XX/2006.                                                      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
2365322712 XXXXXXXXXX XXXXXXXXXX MN    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Federal Compliance - TILA - Final TIL Missing                          SELLER - GENERAL COMMENT GENERAL COMMENT                        Yes        TR HUD
                                                                          Other                                                                                                                                  For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  Federal Compliance - Notice of Right to Cancel Missing                 (2019-08-27): "The issue (2019-08-27): "The issue                          Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.                           Federal Compliance - Missing Initial Loan Application Test             cited has either been    cited has either been
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided        resolved or was          resolved or was
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped determined to not be an  determined to not be an
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        Used For Fee Testing                                                   exception as noted. The  exception as noted. The
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used                                                                         missing compliance       missing compliance
                                                                                                                                                                                                                 for testing was 10/XX/2006.                                                                                                                             documents required to    documents required to
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending                                                                            test have been located   test have been located
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.                                                                                                        and uploaded as XXX.     and uploaded as XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.                                                                                   "                        "
                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                         COMMENT (2019-08-27):
                                                                                                                                                                                                                                                                                                                                                                         Client provided a
                                                                                                                                                                                                                                                                                                                                                                         combined HUD-1 showing
                                                                                                                                                                                                                                                                                                                                                                         the second loan amount
                                                                                                                                                                                                                                                                                                                                                                         after fees and costs.
                                                                                                                                                                                                                                                                                                                                                                         Combined HUD-1 does not
                                                                                                                                                                                                                                                                                                                                                                         list the fees for the
                                                                                                                                                                                                                                                                                                                                                                         second lien. HUD-1 for
                                                                                                                                                                                                                                                                                                                                                                         the subject loan amount
                                                                                                                                                                                                                                                                                                                                                                         with fees and costs in
                                                                                                                                                                                                                                                                                                                                                                         file is not signed by
                                                                                                                                                                                                                                                                                                                                                                         the borrower in a non
                                                                                                                                                                                                                                                                                                                                                                         escrow state. Exception
                                                                                                                                                                                                                                                                                                                                                                         remains.
2365168606 XXXXXXXXXX XXXXXXXXXX SC    3/XX/2007  3/XX/2007    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     or
                                                                                                                       Final Title                                                                               Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Disclosure Not Provided)
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document       Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 specifying the agency designated to receive complaints or inquiries about the    Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 origination and making of the loan.                                              Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Closing / Title - TIL appears to be final but not signed or initialed
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   by the borrower
                                                                                                                                                                                                                 by closing.
2361348286 XXXXXXXXXX XXXXXXXXXX TX    4/XX/2005  3/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi if correct TILA rescission form was used.
2358653499 XXXXXXXXXX XXXXXXXXXX SC    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      State Compliance - South Carolina Home Loan (Complaint Agency                                                                                     -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Disclosure Not Provided)
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Application
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
2357793331 XXXXXXXXXX XXXXXXXXXX CO    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Colorado Consumer Credit Code (Choice of Insurance and    State Compliance - Colorado Consumer Credit Code (Choice of Insurance                                                                             -
                                                                          Debt Consolidation                                                                                                                     Cost of Insurance Disclosure Not Provided): Colorado Consumer Credit Code:       and Cost of Insurance Disclosure Not Provided)
                                                                                                                                                                                                                 Borrower not provided a written statement setting forth the cost of homeowners   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 insurance if obtained from lender and that borrower may choose insurance         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 provider.                                                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
2355621327 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    UTD UTD                                      File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                       Preliminary or                                                                            of 03/XX/2007 used as disbursement date for compliance testing.                  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Right to Cancel is missing from the file.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2354333143 XXXXXXXXXX XXXXXXXXXX MD    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure -  Missing Signature on                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Affiliated Business Arrangement Disclosure signature on Affiliated Business Arrangement Disclosure.
2352765405 XXXXXXXXXX XXXXXXXXXX CT    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Property Type Not Provided                                                                                                   -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            of 07/XX/2004 used as disbursement date for compliance testing.                  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Truth  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower.    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2348625787 XXXXXXXXXX XXXXXXXXXX CT    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            Application Date.                                                                contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Provided Timely
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2343745077 XXXXXXXXXX XXXXXXXXXX VA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
2343713111 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2003  5/XX/2003    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 06/XX/2003 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Provided Timely
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    same lender refi
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2002.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2003, prior to three (3) business days from transaction date of 06/XX/2003.
2342995231 XXXXXXXXXX XXXXXXXXXX TX    1/XX/2007  12/XX/2006   Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an
                                                                                                        Security                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A
                                                                                                        Instrument is                                                                                            lookback was performed to determine this application date.  The final date used
                                                                                                        not on a                                                                                                 for testing was 07/XX/2006.
                                                                                                        FNMA/FHLMC
                                                                                                        form and does
                                                                                                        not contain
                                                                                                        the following
                                                                                                        clauses:: ___
2339313601 XXXXXXXXXX XXXXXXXXXX CO    12/XX/2005 12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
2339122275 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of account opening.                                                              Application
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Provided Timely
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
2336837339 XXXXXXXXXX XXXXXXXXXX TX    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term           [B] Closing /  File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                                                        Title -        contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Unable to determine under disclosure due to
                                                                                                        Security       Preliminary or                                                                            application date of 10/XX/2006 which is X months prior to consummation. A        missing Itemization of Amount Financed.
                                                                                                        Instrument is  Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to
                                                                                                        not on a                                                                                                 for testing was 05/XX/2006.                                                      Determine if the prior lien is a Texas 50(a)(6) loan due to missing
                                                                                                        FNMA/FHLMC                                                                                               [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      information)
                                                                                                        form and does                                                                                            Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated Federal Compliance - Missing Initial Loan Application Test
                                                                                                        not contain                                                                                              Finance Charge of $XXX in the amount of $XXX.                                    Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        the following                                                                                            [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                        clauses:: ___                                                                                            Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine
                                                                                                                                                                                                                 if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
2336703359 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                         Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                        Security                                                                                                 of 07/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC                                                                                               application date of 06/XX/2006 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.
                                                                                                        not contain                                                                                              [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same
                                                                                                        the following                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine
                                                                                                        clauses:: ___                                                                                            if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
2336670500 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2005  4/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
2333867258 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Payoff Statement Missing                                                                                                     -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                       Preliminary or                                                                            application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 09/XX/2006.                                                      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
2331959600 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2006  3/XX/2006    UTD        Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Miscellaneous Compliance - Unable to determine occupancy, compliance                                                                              Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    results were generated using a defaulted value of Primary.
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - Property Type Not Provided
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 of 04/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 03/XX/2006 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       State Compliance - 10 day grace period does not meet the 15 day
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     minimum per state (NJ).
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2331823775 XXXXXXXXXX XXXXXXXXXX PA    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth  Federal Compliance - TILA HELOC - Important Terms Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.  Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower at application.
2329466309 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 04/XX/2007 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
2329242548 XXXXXXXXXX XXXXXXXXXX RI    3/XX/2007  2/XX/2007    Primary    Purchase                                                                   C           C           C           C           C           [C] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                              State - NC
                                                                                                                                                                                                                 in File - Unable to Determined if Bona Fide): Rhode Island Home Loan: No         Consummation
                                                                                                                                                                                                                 documentation in loan file to confirm third party fees listed on the HUD-1.      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Only able to use Purchase price
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            $210,000
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Closing / Title - TIL appears to be final but not signed nor initialed lookback was performed to determine this application date.  The final date used  by borrower.
                                                                                                                                                                                                                 for testing was 09/XX/2006.                                                      State Compliance - Rhode Island Home Loan (Invoices for Third Party
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Fees Not in File - Unable to Determined if Bona Fide)
                                                                                                                                                                                                                 and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor    Closing / Title - Do not have Final HUD from Purchase unable to
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.   validate cash from or to borrower at closing  Only have 2nd MTG HUD
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
2323423389 XXXXXXXXXX XXXXXXXXXX NC    2/XX/2008  2/XX/2008    Primary    Refinance Rate/Term                          File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                            -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     funding date same as disbursement and/or note date but is not signed
                                                                                                                       Final Title                                                                               Act: Notice of Right to Cancel was not provided.                                 or
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         dated by borrower so cannot confirm that borrower received
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 by closing.                                                                      by borrower.
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing
2322374049 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 05/XX/2006 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 04/XX/2006 which is X months prior to consummation. A        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
2322146684 XXXXXXXXXX XXXXXXXXXX OH    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio         State Compliance - Ohio Consumer Sales Practices Act (No Documentation                                                                            -
                                                                          Debt Consolidation                                                                                                                     Prepayment Penalty:  Loan contains an impermissible prepayment penalty which     of Tangible Net Benefit Analysis)
                                                                                                                                                                                                                 allows for a prepayment penalty on a refinance by the same lender. (applies only State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement
                                                                                                                                                                                                                 to Second Mortgage Loan Act registrants)                                         of Receipt of Home Mortgage Loan Information Document Not Retained by
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of     Lender)
                                                                                                                                                                                                                 Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio State Compliance - Ohio Alternate Prepayment Penalty SMLA Test
                                                                                                                                                                                                                 Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan
                                                                                                                                                                                                                 Information Document not retained by lender.
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of
                                                                                                                                                                                                                 Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage
                                                                                                                                                                                                                 loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
2321153506 XXXXXXXXXX XXXXXXXXXX TX    12/XX/2005 11/XX/2005   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date of 11/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
2316207172 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2008  2/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - RESPA Disclosure -  Missing Signature on                                                                                     -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 timing requirements.                                                             Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         by borrower.
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
2313579251 XXXXXXXXXX XXXXXXXXXX TN    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.                                        Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Non Same Lender Refinance
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  State Compliance - Tennessee Prepayment Penalty Test
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] State Compliance - Tennessee Prepayment Penalty Test: Tennessee Prepayment   Application
                                                                                                                                                                                                                 Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
2311288631 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            Application Date.                                                                Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Application
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Provided Timely
                                                                                                                                                                                                                 for testing was 03/XX/2007.                                                      Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    General Appraisal Requirements - Due to lack of appraised value, lender refi: Original Lender was not able to be determined. Unable to determine  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
2309635887 XXXXXXXXXX XXXXXXXXXX NC    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Note Date of 03/XX/2007 used as Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 disbursement date for compliance testing.                                        Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2308974231 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            Application Date.                                                                Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Provided Timely
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2306767557 XXXXXXXXXX XXXXXXXXXX MA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Payoff Statement Missing                                                                                                     -
                                                                          Home Improvement                                                                                                                       lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
2305088964 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2008  2/XX/2008    Primary    Refinance UTD                                File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title.                                                                              lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  same lender refi
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission by borrower.
                                                                                                                                                                                                                 timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
2303732850 XXXXXXXXXX XXXXXXXXXX MA    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA HELOC - Important Terms Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Provided Timely
                                                                                                                                                                                                                 of 11/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Application Date.                                                                State Compliance - Massachusetts Open End Late Charge Percent and
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Amount Testing
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   State Compliance - Massachusetts Open End Late Charge Grace Period
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Testing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Tangible Net Benefit Worksheet Not in File file of document or worksheet indicating how the lender determined that the home Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Note grace period less than minimum per state.                                   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2302051685 XXXXXXXXXX XXXXXXXXXX OH    12/XX/2002 11/XX/2002   Primary    Refinance Cash-out -          [C]                           REVIEWER -     B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA Notice of Right to Cancel Expiration Date                                                                               -
                                                                          Other                         Application /                 GENERAL                                                                    Act (HELOC): HELOC Brochure not provided to borrower.                            Prior or equal to Disbursement Date
                                                                                                        Processing -                  COMMENT                                                                    [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        FEMA Disaster                 (2017-06-19):                                                              in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Business Days From Transaction Date
                                                                                                        Issue: The                    Received flood                                                             [B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC           Federal Compliance - Initial Application provided has date at top of
                                                                                                        most recent                   cert however,                                                              Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing   document however, the date does not indicate it is the application
                                                                                                        valuation                     document is                                                                creditor to unilaterally change terms of plan for impermissible circumstances.   date for subject loan.
                                                                                                        inspection is                 dated                                                                      [B] Federal Compliance - (Missing Data) Flood Hazard Zone: Federal Compliance -  Federal Compliance - (Missing Data) Flood Hazard Zone
                                                                                                        dated prior to                8/XX/2005.                                                                 (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not    Federal Compliance - TILA HELOC - Impermissible Provision on HELOC
                                                                                                        the most                      Subject                                                                    provided. The applicable flood zone related testing cannot be performed.         Agreement
                                                                                                        recent FEMA                   transaction                                                                [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                        disaster.:                    dated                                                                      application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                        Most Recent                   12/XX/2002.                                                                application date of 11/XX/2002 which is X months prior to consummation. A        Closing / Title - State of Ohio allows a grace period of 10 days on
                                                                                                        Valuation                     Exception                                                                  lookback was performed to determine this application date.  The final date used  second liens.  HELOC agreement indicates the late fee is assessed if
                                                                                                        Inspection                    remains.                                                                   for testing was 6/XX/2002.                                                       the payment is not paid by the due date.
                                                                                                        Date: ___                     REVIEWER -                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Miscellaneous Compliance - (Doc Error) RTC Error:  Right to Cancel
                                                                                                        Disaster End                  GENERAL                                                                    Business Days From Transaction Date: Unable to test rescission due to missing    expiration date is blank.
                                                                                                        Date: ___                     COMMENT                                                                    information.
                                                                                                        Disaster Name:                (2017-06-19):                                                              [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                        ___                           Received copy                                                              equal to Disbursement Date: Unable to test RTC expiration date due to missing
                                                                                                        Disaster                      of Signature                                                               information.
                                                                                                        Declaration                   Card.  Missing
                                                                                                        Date: ___                     final 1003.
                                                                                                                                      Exception
                                                                                                                                      remains.
2298276633 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 of 02/XX/2006 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 01/XX/2006 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Required Parties
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Business Days From Transaction Date
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2296781763 XXXXXXXXXX XXXXXXXXXX UT    7/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 of 07/XX/2005 used as disbursement date for compliance testing.                  Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005.
2294113507 XXXXXXXXXX XXXXXXXXXX CO    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Colorado Home Loan (Ability to Repay not Verified):       Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                          Debt Consolidation                                                                                                                     Colorado Home Loan (HB1322):  Borrower's ability to repay not verified with      State Compliance - Colorado Home Loan (Ability to Repay not Verified)
                                                                                                                                                                                                                 reliable documentation.                                                          Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Provided Timely
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 of 07/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Business Days From Transaction Date
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Application Date.                                                                Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Application
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
2292078111 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Streamlined                                                      B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 practicable time after using credit score.                                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
2290889089 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TIL appears to be final but not signed nor                                                                                   -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date initialed by borrower.
                                                                                                                       Preliminary or                                                                            of 08/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Under disclosure appears to be pay stream
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  related.
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 practicable time after using credit score.                                       same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 for testing was 02/XX/2007.                                                      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 Application Date.                                                                funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
2290310406 XXXXXXXXXX XXXXXXXXXX MI    1/XX/2007  1/XX/2007    Primary    Refinance Rate/Term                          File does not                 B           B           B           B           B           [B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill  Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                       contain either                                                                            of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            Borrower Bill of Rights disclosure not provided to borrower.                     State Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                                       Final Title                                                                               [B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling   (Counseling Agencies List)
                                                                                                                                                                                                                 Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer        State Compliance - Michigan Consumer Caution and Home Ownership
                                                                                                                                                                                                                 Caution and Home Ownership Counseling Notice not provided to borrower.           Counseling Notice Not Provided
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling     State Compliance - Michigan Consumer Mortgage Protection Act (Borrower
                                                                                                                                                                                                                 Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved Bill of Rights Disclosure Not Provided)
                                                                                                                                                                                                                 credit counseling agencies not provided to borrower.                             Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
2285938373 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2007  12/XX/2006   Primary    Purchase                                                                   B           B           B           B           B                                                                                            Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
2274989087 XXXXXXXXXX XXXXXXXXXX IL    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
2274720163 XXXXXXXXXX XXXXXXXXXX MA    9/XX/2006  6/XX/2006    Primary    Purchase                                     File does not                 D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Closing / Title - TIL appears to be final but not signed nor initialed                                                                 Yes        TR HUD
                                                                                                                       contain either                                                                            For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  by borrower.                                                                                                                                      Deficiency (UAL
                                                                                                                       Preliminary or                                                                            applicable Federal, State or Local compliance testing.                           Federal Compliance - TIL in file indicated to be final, expected                                                                                  State)
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   Used For Fee Testing
                                                                                                                                                                                                                 by closing.
2273959499 XXXXXXXXXX XXXXXXXXXX CO    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
2272729430 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2006 10/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
2269817437 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2005  2/XX/2005    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 03/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application Date.                                                                Application
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 application date of 02/XX/2005 which is X months prior to consummation. A        Provided Timely
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 for testing was 09/XX/2004.                                                      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    compliance tests requiring an LTV were run off an assumed value of a lender refi: Original Lender was not able to be determined. Unable to determine  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005.
2268783443 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 09/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
2267926760 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date State Compliance - New York Late Charge Percent Testing
                                                                                                                       Preliminary or                                                                            of 01/XX/2008 used as disbursement date for compliance testing.                  State Compliance - New York Late Charge Grace Period Testing
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 12/XX/2007 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 for testing was 07/XX/2007.                                                      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2262228415 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 12/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of 12/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
2262212786 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject  Federal Compliance - RESPA Disclosure -  Missing Signature on                                                                                     -
                                                                          Debt Consolidation                                                                                                                     loan of XXX% is in excess of the allowable maximum of the greater of 5.00000% of Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on  Federal Compliance - FNMA Points and Fees a Original Loan Amount of $XXXX vs. an allowable total of $XXXX and $1000.00
                                                                                                                                                                                                                 (2007) (an overage of $XXXX or XXXX%).
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
2260426105 XXXXXXXXXX XXXXXXXXXX MD    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            of 08/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Application Date.                                                                General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2260132685 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2007  3/XX/2007    Primary    UTD UTD                                      File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Notice of Right to Cancel Missing                                                                                            Late Charge
                                                                                                                       contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 04/XX/2007 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - Grace period not allowed per state (NJ) - min grace
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            period for NJ is 15 days - note states 10 days.
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2253016146 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Consummation
                                                                                                                                                                                                                 of 05/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Required Parties
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 practicable time after using credit score.                                       Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Application
                                                                                                                                                                                                                 for testing was 11/XX/2006.                                                      Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Application Date.                                                                Closing / Title - TIL in file indicated to be final, expected funding
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      date same as disbursement and/or note date but is not signed or dated
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
2252402058 XXXXXXXXXX XXXXXXXXXX IL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Debt Consolidation                           contain either                                                                            in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            at Account opening. Unable to validate accuracy of and compliance with fee       contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                              disclosure requirements.                                                         Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Application
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   same lender refi
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Provided Timely
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                 for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
2251871173 XXXXXXXXXX XXXXXXXXXX NV    3/XX/2007  2/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
2250642840 XXXXXXXXXX XXXXXXXXXX MA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    State Compliance - Massachusetts Home Loan - Borrower's Interest                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Tangible Net Benefit Worksheet Not in File file of document or worksheet indicating how the lender determined that the home Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 may impact high cost findings.                                                   same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
2248521471 XXXXXXXXXX XXXXXXXXXX UT    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - TILA Notice of Right to Cancel Expiration Date                                                                               -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Prior or equal to Disbursement Date
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission       Business Days From Transaction Date
                                                                                                                                                                                                                 timing requirements.                                                             Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 transaction disbursed on 08/XX/2007, prior to three (3) business days from       Application
                                                                                                                                                                                                                 transaction date of 08/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
2239468069 XXXXXXXXXX XXXXXXXXXX CO    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Other                                                                                                                                  lender refi: Original Lender was not able to be determined. Unable to determine  Non Same Lender Refinance
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non   same lender refi
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
2233626446 XXXXXXXXXX XXXXXXXXXX UT    10/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other
2233602551 XXXXXXXXXX XXXXXXXXXX PA    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Home Improvement                             contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.
                                                                                                                       Final Title.
2233022466 XXXXXXXXXX XXXXXXXXXX AZ    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 10/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application Date.                                                                Application
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   same lender refi
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Provided Timely
                                                                                                                                                                                                                 application date of 09/XX/2007 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 for testing was 04/XX/2007.                                                      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
2230439332 XXXXXXXXXX XXXXXXXXXX WI    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            State Compliance - PPP Expired - Lender N.A.                                                                                                      -
                                                                          Other
2222996158 XXXXXXXXXX XXXXXXXXXX CT    7/XX/2007  6/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing.
2222212754 XXXXXXXXXX XXXXXXXXXX PA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.                                 Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
2221547077 XXXXXXXXXX XXXXXXXXXX MA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Preliminary or                                                                            Application Date.                                                                Provided Timely
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                       Applications                                                                              Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       were not                                                                                  Initial Loan Application Date.                                                   State Compliance - Massachusetts Open End Late Charge Percent and
                                                                                                                       provided.                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Amount Testing
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  State Compliance - Massachusetts Open End Late Charge Grace Period
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home Testing
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 Note grace period less than minimum per state.                                   General Appraisal Requirements - There is no Appraisal provided.
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount     Approval was also not provided, unable to determine value of the
                                                                                                                                                                                                                 Testing: Unable to determine if late charge exceeds state maximum due to missing property.
                                                                                                                                                                                                                 information.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2220273270 XXXXXXXXXX XXXXXXXXXX MA    11/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee      Federal Compliance - TILA - Final TIL Missing                                                                                          Yes        TR
                                                                          Other                                        contain either                                                                            Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal,  Federal Compliance - Notice of Right to Cancel Missing                                                                                            Indeterminable
                                                                                                                       Preliminary or                                                                            State or Local compliance testing.                                               State Compliance - Massachusetts Home Loan - Borrower's Interest                                                                                  (UAL State)
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home Fee Testing loan is in the borrower's interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
2217053124 XXXXXXXXXX XXXXXXXXXX VA    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                                                                                                      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
2216327525 XXXXXXXXXX XXXXXXXXXX RI    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TIL itemization did not include $250 processing                                                                              -
                                                                          Debt Consolidation                                                                                                                     lender refi: Original Lender was not able to be determined. Unable to determine  fee in the prepaid finance charges.
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     same lender refi
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
2215520747 XXXXXXXXXX XXXXXXXXXX WI    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                          -
                                                                          Debt Consolidation                                                                                                                     Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    same lender refi
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
2214621672 XXXXXXXXXX XXXXXXXXXX VA    12/XX/2006 12/XX/2006   Primary    Refinance Rate/Term                                                        D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  State Compliance - Late charge not allowed per state (VA) - max late                                                                   Yes        TR HUD
                                                                                                                                                                                                                 For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  charge for VA is 5% - note states the greater of  10% or $40.                                                                                     Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.                           Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped
                                                                                                                                                                                                                 [B] State Compliance - Virginia Late Charge Percent Testing: Note late charge    Used For Fee Testing
                                                                                                                                                                                                                 exceeds maximum per state.
2213880934 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 10/XX/2007 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 09/XX/2007 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    state (NJ).
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
2211638240 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
2211315611 XXXXXXXXXX XXXXXXXXXX MA    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - Massachusetts Borrower's Interest Tangible Net Benefit    Federal Compliance - Disbursement Date Missing                                                                                                    State - NC
                                                                          Debt Consolidation                           contain either                                                                            Test: Unable to determine if the loan was refinanced without a tangible net      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            benefit to the borrower due to missing information.                              compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 of 09/XX/2007 used as disbursement date for compliance testing.                  by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably same lender refi
                                                                                                                                                                                                                 practicable time after using credit score.                                       State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Application
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A        Federal Compliance - TILA Rescission - Disbursement Date Less than 3 lookback was performed to determine this application date.  The final date used  Business Days From Transaction Date
                                                                                                                                                                                                                 for testing was 03/XX/2007.                                                      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    State Compliance - Late charge of 4% exceeds state (MA) limit of 3%.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     State Compliance - Massachusetts Borrower's Interest Tangible Net
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Benefit Test testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
2206800235 XXXXXXXXXX XXXXXXXXXX MA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Massachusetts Prepayment Penalty: Massachusetts           State Compliance - Until November 7, 2004, the following Massachusetts                                                                            -
                                                                          Debt Consolidation                                                                                                                     Prepayment Penalty:  Loan contains an impermissible prepayment penalty of        prepayment penalty limitations apply to first lien
                                                                                                                                                                                                                 greater than 3 months interest.                                                  mortgages on 1-3 family owner-occupied dwellings. Effective, November
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    7, 2004, the provisions apply
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  to any mortgage note secured by afirst or subordinate lien on a 1-4
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        unit dwelling house (or on a
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     residential condominium unit) occupied or to be occupied in whole or
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    in part by the mortgagor. House
                                                                                                                                                                                                                 may impact high cost findings.                                                   Bill 4880 (2004); codified at Mass. Gen. L. Ch. 183, {section} 56.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Massachusetts law limits the maximum amount of prepayment in
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  connection with a loan to the lesser of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     3 months' interest or the balance of the first year's interest. Mass.
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         Gen. L. Ch. 183, {section} 56. An additional
                                                                                                                                                                                                                                                                                                  amount of three month's interest may be charged where the mortgage loan is prepaid within the initial
                                                                                                                                                                                                                                                                                                  36 months and the purpose of such prepayment is to refinance the mortgage loan with another financial
                                                                                                                                                                                                                                                                                                  institution.52 The Division of Banks has issued an opinion that the prepayment penalty must be
                                                                                                                                                                                                                                                                                                  specified on the related mortgage note. 53 The Division has also issued an opinion stating that no
                                                                                                                                                                                                                                                                                                  prepayment penalty may be charged on a partial prepayment.54 Note that
                                                                                                                                                                                                                                                                                                  HB 4880 reinforces this
                                                                                                                                                                                                                                                                                                  opinion by writing such a prohibition into the statute, effective
                                                                                                                                                                                                                                                                                                  November 7, 2004.
                                                                                                                                                                                                                                                                                                  However, with respect to any FHA insured mortgage loan insured, the mortgagor may be required to
                                                                                                                                                                                                                                                                                                  reimburse the mortgagee to the full amount of any charges, premiums, or fees required by any statute or
                                                                                                                                                                                                                                                                                                  by any FHA regulation. Mass. Gen. L. Ch. 183, {section} 56.
                                                                                                                                                                                                                                                                                                  Further, a mortgagor may not assess a prepayment penalty on such a mortgage when the prepayment is
                                                                                                                                                                                                                                                                                                  made on the occasion of a taking of the property for any public purpose, Mass. Gen. L. Ch. 183, {section} 57,
                                                                                                                                                                                                                                                                                                  or upon acceleration of the note.55
                                                                                                                                                                                                                                                                                                  Note that on November 5, 2004, the Division of Banks issued an opinion clarifying that early
                                                                                                                                                                                                                                                                                                  termination and cancellation fees on open end home equity lines of credit secured by first, second, or
                                                                                                                                                                                                                                                                                                  subordinate liens, on residential real property are not considered prepayment penalties for purposes of
                                                                                                                                                                                                                                                                                                  Mass. Gen. L. Ch. 183, {section} 56.56
                                                                                                                                                                                                                                                                                                  Prepayment penalties are prohibited on reverse mortgage loans. Mass.
                                                                                                                                                                                                                                                                                                  Gen. L. Ch. 167E, {section} 7(d)(4).
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
2206508421 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA HELOC - Important Terms Disclosure Not                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Provided Timely
                                                                                                                       Preliminary or                                                                            of 05/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 of account opening.                                                              Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 to borrower at time of account opening.                                          compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2199979880 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B                                                                                            Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Debt Consolidation                           contain either
                                                                                                                       Preliminary or
                                                                                                                       Final Title
2196844717 XXXXXXXXXX XXXXXXXXXX GA    6/XX/2007  5/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
2195166345 XXXXXXXXXX XXXXXXXXXX KY    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Under disclosure is due to $55.44 Prepaid                                                                                    -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Interest charged on HUD listed as $59.40 on Itemization of Amount
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Financed, $75 Recording Service Fee charged on HUD but not included in
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         prepaid finance charges on Itemization, and a $0.03 payment variance.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.                                    Application
2195129483 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
2190825421 XXXXXXXXXX XXXXXXXXXX MA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                          Other                                        contain either                                                                            Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  by borrower.
                                                                                                                       Preliminary or                                                                            file of document or worksheet indicating how the lender determined that the home Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Final Title.                                                                              loan is in the borrower's interest.                                              funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      or
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - 4% late charge exceeds 3% maximum per state (MA.)
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 for testing was 02/XX/2007.                                                      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Application
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
2189425556 XXXXXXXXXX XXXXXXXXXX CT    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 09/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 08/XX/2005 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2005, prior to three (3) business days from transaction date of 09/XX/2005.
2184495144 XXXXXXXXXX XXXXXXXXXX NY    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 09/XX/2006 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Required Parties
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Underdisclosure is due to DSI and difference in lender refi: Original Lender was not able to be determined. Unable to determine  payment stream
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      State Compliance - Late charge not allowed per state (NY) - max late
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  charge for NY is  2% - note states  4%
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 missing information.                                                             Application
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 timing requirements.                                                             Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2183064552 XXXXXXXXXX XXXXXXXXXX MD    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                                                                                                                                 of 04/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 [B] State Compliance - Maryland Late Charge Grace Period Testing: Note grace     Prior or equal to Disbursement Date
                                                                                                                                                                                                                 period less than minimum per state.                                              Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - Maryland Late Charge Grace Period Testing
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
2181878622 XXXXXXXXXX XXXXXXXXXX WA    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
2176362242 XXXXXXXXXX XXXXXXXXXX CT    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [B] Closing /  File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                         Title -        contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Security       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                        Instrument is  Final Title                                                                               application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        not on a                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        same lender refi
                                                                                                        FNMA/FHLMC                                                                                               lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                        form and does                                                                                            for testing was 08/XX/2006.                                                      Federal Compliance - FACTA Disclosure Missing
                                                                                                        not contain                                                                                              [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        the following                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Closing / Title - Spouse signed the Security doc 0099 and the Right to
                                                                                                        clauses:: ___                                                                                            if correct TILA rescission form was used.                                        Cancel doc 0079 but not the TIL
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
2175539821 XXXXXXXXXX XXXXXXXXXX MI    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill  Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                        contain either                                                                            of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:   Federal Compliance - TILA - Final TIL Missing
                                                                                                                       preliminary or                                                                            Borrower Bill of Rights disclosure not provided to borrower.                     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       final title.                                                                              [B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling   State Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                                                                                                                                 Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer        (Counseling Agencies List)
                                                                                                                                                                                                                 Caution and Home Ownership Counseling Notice not provided to borrower.           State Compliance - Michigan Consumer Caution and Home Ownership
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling     Counseling Notice Not Provided
                                                                                                                                                                                                                 Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved State Compliance - Michigan Consumer Mortgage Protection Act (Borrower
                                                                                                                                                                                                                 credit counseling agencies not provided to borrower.                             Bill of Rights Disclosure Not Provided)
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
2174975477 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 03/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 02/XX/2008 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008.
2174594470 XXXXXXXXXX XXXXXXXXXX MA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
2173862638 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Missing Initial Loan Application No Fees                                                                          No         TNR Testing Not
                                                                          Other                                        contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement                                                                              Required
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title                                                                               fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  General Appraisal Requirements - Due to lack of appraised value, in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 disclosure requirements.                                                         Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Not Provided
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2172963105 XXXXXXXXXX XXXXXXXXXX AZ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Note Date of 05/XX/2007 used as Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            disbursement date for compliance testing.                                        Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Transaction Date
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Application Date.                                                                same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Provided Timely
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
2171515159 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 for testing was 03/XX/2006.                                                      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.                                 contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
2170078932 XXXXXXXXXX XXXXXXXXXX CT    9/XX/2008  8/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 09/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 08/XX/2008 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2008, prior to three (3) business days from transaction date of 09/XX/2008.
2168356407 XXXXXXXXXX XXXXXXXXXX NM    8/XX/2007  8/XX/2007    Second     Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disparity in Occupancy - Not High Cost: The mortgage    Federal Compliance - Disparity in Occupancy - Not High Cost                                                                                       -
                                                               Home       Debt Consolidation                           contain either                                                                            loan file contains documenting evidence the consumer intends to occupy the       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       preliminary or                                                                            subject property as their primary residence.  (Compliance testing performed      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       final title.                                                                              based on the Occupancy Type of Second Home)                                      Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
2168090442 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Missing Initial Loan Application Test                                                                                        Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Provided Timely
                                                                                                                                                                                                                 of 11/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Application Date.                                                                contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   state (NJ).
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2155438033 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2006  7/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 of 08/XX/2006 used as disbursement date for compliance testing.                  Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
2151788268 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2008  12/XX/2007   UTD        Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 01/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Application
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   same lender refi
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 application date of 12/XX/2007 which is X months prior to consummation. A        Provided Timely
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 for testing was 07/XX/2007.                                                      Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
2148387478 XXXXXXXXXX XXXXXXXXXX WY    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            application date of 01/XX/2007 which is X months prior to consummation. A        State Compliance - Wyoming Uniform Consumer Credit Code (Statement of
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used  Rate Not Provided)
                                                                                                                                                                                                                 for testing was 08/XX/2006.                                                      State Compliance - Wyoming Uniform Consumer Credit Code (Charge for
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Insurance without Meeting Required Conditions)
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.                                 State Compliance - Wyoming Uniform Consumer Credit Code (Closing Cost
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            Statement Not Provided)
                                                                                                                                                                                                                 [B] State Compliance - Wyoming Uniform Consumer Credit Code (Closing Cost        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Statement Not Provided): Wyoming Uniform Consumer Credit Code:  Full statement   Miscellaneous Compliance - (Doc Error) Initial GFE not provided of closing costs to be incurred by the consumer not provided to borrower prior to any down payment or when lender made commitment to the transaction.
                                                                                                                                                                                                                 [B] State Compliance - Wyoming Uniform Consumer Credit Code (Charge for
                                                                                                                                                                                                                 Insurance without Meeting Required Conditions): Wyoming Uniform Consumer Credit
                                                                                                                                                                                                                 Code:  Lender contracted for separate charge for insurance without having met required conditions.
                                                                                                                                                                                                                 [B] State Compliance - Wyoming Uniform Consumer Credit Code (Statement of Rate
                                                                                                                                                                                                                 Not Provided): Wyoming Uniform Consumer Credit Code:  Lender did not provide borrower with accurate statement of rate.
2147413672 XXXXXXXXXX XXXXXXXXXX SC    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                       Preliminary or                                                                            of 05/XX/2006 used as disbursement date for compliance testing.                  Disclosure Not Provided)
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 04/XX/2006 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 testing may be impacted.
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2147200208 XXXXXXXXXX XXXXXXXXXX MA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    State Compliance - Massachusetts Home Loan - Borrower's Interest                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Tangible Net Benefit Worksheet Not in File file of document or worksheet indicating how the lender determined that the home Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
2145214531 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2006  5/XX/2006    Primary    Refinance UTD                                                              D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Federal Compliance - TILA - Final TIL Missing                                                                                          Yes        TR
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable      Federal Compliance - Notice of Right to Cancel Missing                                                                                            Indeterminable
                                                                                                                                                                                                                 Federal, State or Local compliance testing is unreliable.                        Federal Compliance - Missing Initial Loan Application No Fees                                                                                     (UAL State)
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 of 06/XX/2006 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an         Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 application date of 05/XX/2006 which is X months prior to consummation.  A       Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used Testing
                                                                                                                                                                                                                 for testing was 12/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
2145143199 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
2131921017 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2005  5/XX/2005    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
2129062026 XXXXXXXXXX XXXXXXXXXX RI    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5                                                                             -
                                                                          Debt Consolidation                                                                                                                     Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Used on Same Lender Refinance
                                                                                                                                                                                                                 of account opening.                                                              Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Consummation
                                                                                                                                                                                                                 (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 applicant within three (3) business days of application.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used
                                                                                                                                                                                                                 on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not executed on the proper Model Form for a refinancing by the same creditor.
                                                                                                                                                                                                                 The G-5 or H-8 form was used, the G-7 form should have been used.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: HELOC Agreement was not provided to the borrower by closing.
2126520539 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2003  7/XX/2003    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Underdisclosure due to DSI calculation of                                                                                    -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date payment.
                                                                                                                                                                                                                 of 08/XX/2003 used as disbursement date for compliance testing.                  State Compliance - PPP expired. Prepayment penalty not permissible on
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   a subordinate lien loan. The Notes states if the Borrower pays off
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            within 1 year of the date of the Note they will pay a early
                                                                                                                                                                                                                 application date of 07/XX/2003 which is X months prior to consummation. A        cancellation fee of $$250. The Lender is XXXX.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 for testing was 02/XX/2003.                                                      Prior or equal to Disbursement Date
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 period less than minimum per state.                                              Business Days From Transaction Date
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    State Compliance - The lesser of 5% of the payment or $35 late charge
                                                                                                                                                                                                                 exceeds maximum per state.                                                       exceeds the 2% maximum per state (NY)
                                                                                                                                                                                                                 [B] State Compliance - New York Prepayment Penalty Junior Lien: New York         State Compliance - 10 day grace period less than 15 day minimum per
                                                                                                                                                                                                                 Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien    state (NY)
                                                                                                                                                                                                                 loan.                                                                            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    same lender refi
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.                                    compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2003, prior to three (3) business days from transaction date of 08/XX/2003.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
2123432857 XXXXXXXXXX XXXXXXXXXX MA    2/XX/2005  1/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  State Compliance - Massachusetts Open End Late Charge Percent and                                                                                 -
                                                                          Other                                                                                                                                  Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Amount Testing
                                                                                                                                                                                                                 practicable time after using credit score.                                       State Compliance - Massachusetts Prepayment Penalty
                                                                                                                                                                                                                 [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing    Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount
                                                                                                                                                                                                                 Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Prepayment Penalty: Massachusetts
                                                                                                                                                                                                                 Prepayment Penalty:  Loan contains an impermissible prepayment penalty; however
                                                                                                                                                                                                                 Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
2122808014 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            of 05/XX/2007 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Provided Timely
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2121610770 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                          -
                                                                          Debt Consolidation                                                                                                                     Act (HELOC): HELOC Brochure not provided to borrower.
2121475954 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure.                          Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - New York Prepayment Penalty Junior Lien
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 application date of 09/XX/2007 which is X months prior to consummation. A        State Compliance - New York Late Charge Grace Period Testing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 period less than minimum per state.                                              Application
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 [B] State Compliance - New York Prepayment Penalty Junior Lien: New York         Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 loan; however Note or Prepay Addendum provides specific language that prepay     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 will not exceed maximum permitted by applicable law.                             contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
2120501711 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -          [B] Closing /  File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                         Title -        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date funding date same as disbursement and/or note date but is not signed
                                                                                                        Security       Preliminary or                                                                            of 07/XX/2006 used as disbursement date for compliance testing.                  or dated by borrower so cannot confirm that borrower received.
                                                                                                        Instrument is  Final Title.                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        not on a                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Business Days From Transaction Date
                                                                                                        FNMA/FHLMC                                                                                               practicable time after using credit score.                                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                        form and does                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - Late charge not allowed per state (NY) - max late
                                                                                                        not contain                                                                                              application date located in file.  Compliance tests were run using an            charge for NY is 2% - note states 4%
                                                                                                        the following                                                                                            application date of 06/XX/2006 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        clauses:: ___                                                                                            lookback was performed to determine this application date.  The final date used  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 for testing was 01/XX/2006.                                                      Application
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 exceeds maximum per state.                                                       same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 missing information.                                                             by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2006, prior to three (3) business days from transaction date of 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
2119580411 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2007  12/XX/2006   Primary    Purchase                                                                   D           D           D           D           D                                                                                            Federal Compliance - Missing Initial Loan Application Test                                                                             Yes        TR
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement                                                                            Indeterminable
                                                                                                                                                                                                                                                                                                  Used For Fee Testing                                                                                                                              (UAL State)
2113397711 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
2105012101 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Notice of Right to Cancel Missing                                                                                 Yes        TR
                                                                          Other                                        contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   State Compliance - 5% late charge exceeds 2% maximum per state (NY).                                                                              Indeterminable
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  State Compliance - 10 day grace period is less than 115 day minimum
                                                                                                                       Final Title.                                                                              fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     per state (NY).
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                 disclosure requirements.                                                         General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 of 10/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   Not Provided
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2103169016 XXXXXXXXXX XXXXXXXXXX CO    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
2103120954 XXXXXXXXXX XXXXXXXXXX IN    2/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.                                        Federal Compliance - Unable to determine under disclosure due to
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than      missing Itemization of Amount Financed.
                                                                                                                                                                                                                 0.125%: Truth In Lending Act:  Final TIL APR of X.XX% is underdisclosed from     Federal Compliance - Unable to determine under disclosure due to
                                                                                                                                                                                                                 calculated APR of X.XX% outside of 0.125% tolerance.                             missing Itemization of Amount Financed.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
2100853792 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date by borrower.
                                                                                                                       Preliminary or                                                                            of 08/XX/2006 used as disbursement date for compliance testing.                  Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   by borrower.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Consummation
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 for testing was 02/XX/2006.                                                      Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Required Parties
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 testing may be impacted.                                                         Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Application
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 timing requirements.                                                             compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
2098996269 XXXXXXXXXX XXXXXXXXXX SC    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 03/XX/2007 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       State Compliance - 4% late charge exceeds 5% of the unpaid amount of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      the installment, up to $18.50 maximum per state (SC).
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Disclosure Not Provided)
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 missing information.                                                             Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
2070812869 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 11/XX/2007   Primary    Purchase                                     File does not                 D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                   Yes        TR
                                                                                                                       contain either                                                                            Missing Final HUD-1.  No document containing fees provided.  Any applicable      Consummation                                                                                                                                      Indeterminable
                                                                                                                       Preliminary or                                                                            Federal, State or Local compliance testing is unreliable.                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Application
                                                                                                                                                                                                                 of 12/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 application date of 11/XX/2007 which is X months prior to consummation.  A       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used Closing / Title - TIL in file indicated to be final is not signed or for testing was 10/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 were used in testing.                                                            Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Testing
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
2070492922 XXXXXXXXXX XXXXXXXXXX GA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                        contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            Application Date.                                                                Application
                                                                                                                       Final title                                                                               [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 02/XX/2006 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a lookback was performed to determine this application date.  The final date used  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 for testing was 09/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
2068633262 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                              -
                                                                          Other                                                                                                                                  in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
2067114463 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2006  7/XX/2006    Primary    UTD UTD                                      File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Missing Initial Loan Application Test                                                                                        Late Charge
                                                                                                                       contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 of 08/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2058985671 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
2051816477 XXXXXXXXXX XXXXXXXXXX AR    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                          Other                                        contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          by borrower.
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Final Title                                                                               application date located in file.  Compliance tests were run using an            funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A        or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 for testing was 03/XX/2007.                                                      Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Application
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
2040901759 XXXXXXXXXX XXXXXXXXXX PA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
2040537061 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2006  7/XX/2006    Primary    Refinance Rate/Term                          File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                       contain either                                                                            application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                       Preliminary or                                                                            application date of 07/XX/2006 which is X months prior to consummation. A        Federal Compliance - TILA - Final TIL Missing
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Federal Compliance - Notice of Right to Cancel Missing for testing was 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
2040394866 XXXXXXXXXX XXXXXXXXXX GA    7/XX/2006  7/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
2036586204 XXXXXXXXXX XXXXXXXXXX MA    11/XX/2007 9/XX/2007    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title.                                                                              Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 by closing.                                                                      by borrower.
2034026845 XXXXXXXXXX XXXXXXXXXX UT    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
2032660536 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 02/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006.
2032514655 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Right of Rescission Timing - Receipt Date Missing                                                                            -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 of 05/XX/2006 used as disbursement date for compliance testing.                  Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Business Days From Transaction Date
                                                                                                                                                                                                                 application date of 04/XX/2006 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     same lender refi
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 may impact high cost findings.                                                   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
2031605833 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            application date of 09/XX/2006 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 for testing was 04/XX/2006.                                                      Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 may impact high cost findings.                                                   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
2031093660 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2006  1/XX/2006    Primary    Refinance UTD                                File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - TILA HELOC - Important Terms Disclosure Not       SELLER - GENERAL COMMENT GENERAL COMMENT                        No         TNR Testing Not
                                                                                                                       contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Provided Timely                                                        (2019-09-03): Please     (2019-09-03): Please                              Required
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  Federal Compliance - Notice of Right to Cancel Missing                 refer to page #4 of the  refer to page #4 of the
                                                                                                                       Final Title                                                                               fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     Federal Compliance - Missing Initial Loan Application No Fees          "XX Agreement &          "XX Agreement &
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Federal Compliance - Disbursement Date Missing                         Disclosure Statement"    Disclosure Statement"
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely   which states that        which states that
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement   initial index = 7.50%    initial index = 7.50%
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       General Appraisal Requirements - Due to lack of appraised value,       and margin = -0.26%.     and margin = -0.26%.
                                                                                                                                                                                                                 disclosure requirements.                                                         compliance tests requiring an LTV were run off an assumed value of a   This equates to an       This equates to an
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   contract sales price or original loan amount, whichever applies.       initial rate of 7.24%.   initial rate of 7.24%.
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Federal HELOC Itemization of Final Costs and Fees The "XX Agreement &      The "XX Agreement &
                                                                                                                                                                                                                 of 02/XX/2006 used as disbursement date for compliance testing.                  Not Provided                                                           Disclosure Statement"    Disclosure Statement"
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable                                                                        also states that APR is  also states that APR is
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan                                                                            7.24%, which is the same 7.24%, which is the same
                                                                                                                                                                                                                 Application Date.                                                                                                                                       as the initial rate.     as the initial rate.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided                                                                           This means that there    This means that there
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing                                                                          were no other fees/costs were no other fees/costs
                                                                                                                                                                                                                 Initial Loan Application Date.                                                                                                                          at account opening.      at account opening.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence                                                                          Otherwise, APR would be  Otherwise, APR would be
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an                                                                                higher than 7.24%.  In   higher than 7.24%.  In
                                                                                                                                                                                                                 application date of 01/XX/2006 which is X months prior to consummation.  A                                                                              addition, the "XX        addition, the "XX
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used                                                                        Agreement & Disclosure   Agreement & Disclosure
                                                                                                                                                                                                                 for testing was 08/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees                                                                        Statement" also states:  Statement" also states:
                                                                                                                                                                                                                 were used in testing.                                                                                                                                   "The ANNUAL PERCENTAGE   "The ANNUAL PERCENTAGE
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending                                                                            RATE includes only       RATE includes only
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.                                                                                                        interest and no other    interest and no other
                                                                                                                                                                                                                                                                                                                                                                         costs."   As such, there costs."   As such, there
                                                                                                                                                                                                                                                                                                                                                                         were no fees/costs to    were no fees/costs to
                                                                                                                                                                                                                                                                                                                                                                         itemize or to disclose.  itemize or to disclose.
                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                         COMMENT (2019-09-03):
                                                                                                                                                                                                                                                                                                                                                                         Disclosure of costs and
                                                                                                                                                                                                                                                                                                                                                                         fees not provided.  Need
                                                                                                                                                                                                                                                                                                                                                                         either Closing
                                                                                                                                                                                                                                                                                                                                                                         Instructions with signed
                                                                                                                                                                                                                                                                                                                                                                         Disbursement
                                                                                                                                                                                                                                                                                                                                                                         Authorization or
                                                                                                                                                                                                                                                                                                                                                                         Important Terms
                                                                                                                                                                                                                                                                                                                                                                         Disclosure for subject
                                                                                                                                                                                                                                                                                                                                                                         loan.  Exception
                                                                                                                                                                                                                                                                                                                                                                         remains.
2028673802 XXXXXXXXXX XXXXXXXXXX UT    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.
                                                                                                                       Final Title
2028671387 XXXXXXXXXX XXXXXXXXXX CT    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.
                                                                                                                       Final Title
2028360360 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Property Type Not Provided                                                                                                   -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Final TIL Finance Charge under disclosure due to
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        incorrect payment stream
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    required parties
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 testing may be impacted.                                                         Consummation
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Transaction Date
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 missing information.                                                             Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as          Application
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 date used as transaction date for purposes of determining compliance with        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 rescission timing requirements                                                   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
2028340934 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA HELOC - Billing Rights Disclosure Not                                                                                   -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Provided Timely
                                                                                                                       Preliminary or                                                                            of 06/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Prior or equal to Disbursement Date
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   State Compliance - New York Prepayment Penalty Junior Lien
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  same lender refi
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 application date of 05/XX/2005 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] State Compliance - New York Prepayment Penalty Junior Lien: New York         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 loan.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
2028012151 XXXXXXXXXX XXXXXXXXXX SC    9/XX/2006  9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                                                                                                                  Provided): South Carolina Home Loan: Borrower not provided with a document       Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 specifying the agency designated to receive complaints or inquiries about the    Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 origination and making of the loan.                                              State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Disclosure Not Provided)
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
2027565216 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Provided Timely
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
2025602452 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date State Compliance - 5% late charge exceeds maximum of 2% per NY
                                                                                                                       Preliminary or                                                                            of 10/XX/2005 used as disbursement date for compliance testing.                  State Compliance - New York Late Charge Grace Period Testing
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of account opening.                                                              Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 application date of 09/XX/2005 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value, lookback was performed to determine this application date.  The final date used  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 for testing was 04/XX/2005.                                                      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
2024121505 XXXXXXXXXX XXXXXXXXXX WA    7/XX/2007  6/XX/2007    Primary    UTD UTD                                      File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - TILA HELOC - Important Terms Disclosure Not                                                                                  -
                                                                                                                       contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Provided Timely
                                                                                                                       Preliminary or                                                                            practicable time after using credit score.                                       Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application Date.                                                                Application
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
2020952585 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                              -
                                                                          Other                                        contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          Consummation
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - 4% late charge exceeds 2% maximum per state (NY).
                                                                                                                       Final Title                                                                               application date located in file.  Compliance tests were run using an            Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date of 11/XX/2005 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Unable to determine if loan is a lookback was performed to determine this application date.  The final date used  same lender refi
                                                                                                                                                                                                                 for testing was 06/XX/2005.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    General Appraisal Requirements - Due to lack of appraised value, lender refi: Original Lender was not able to be determined. Unable to determine  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
2017522483 XXXXXXXXXX XXXXXXXXXX SC    5/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA HELOC - Important Terms Disclosure Not                                                                                  -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 Application Date.                                                                Disclosure Not Provided)
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004.
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
2017290166 XXXXXXXXXX XXXXXXXXXX OK    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Note Date of 09/XX/2007 used as funding date same as disbursement and/or note date but is not
                                                                                                                       Preliminary or                                                                            disbursement date for compliance testing.                                        signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Business Days From Transaction Date
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Transaction Date
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 for testing was 03/XX/2007.                                                      Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     by borrower.
                                                                                                                                                                                                                 missing information.                                                             General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as          compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
2016483793 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2008 10/XX/2008   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 11/XX/2008 used as disbursement date for compliance testing.                  State Compliance - The greater of $29 or 5% late charge exceeds 2%
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   maximum per state (NY).
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 application date of 10/XX/2008 which is X months prior to consummation. A        state (NY).
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     same lender refi
                                                                                                                                                                                                                 period less than minimum per state.                                              Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    General Appraisal Requirements - Due to lack of appraised value, lender refi: Original Lender was not able to be determined. Unable to determine  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2008, prior to three (3) business days from transaction date of 11/XX/2008.
2016379032 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 of 04/XX/2008 used as disbursement date for compliance testing.                  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - The 10 day grace period is shorter then 15 days
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            required by NJ.
                                                                                                                                                                                                                 application date of 03/XX/2008 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
2014914964 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2006  3/XX/2006    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Payoff Statement Missing                                                                                                     -
                                                                                                        Title -                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                        Security                                                                                                 application date of 03/XX/2006 which is X months prior to consummation. A        Consummation
                                                                                                        Instrument is                                                                                            lookback was performed to determine this application date.  The final date used  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        not on a                                                                                                 for testing was 10/XX/2005.                                                      Required Parties
                                                                                                        FNMA/FHLMC                                                                                               [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Final TIL Finance Charge Under Disclosed
                                                                                                        form and does                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                        not contain                                                                                              if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        the following                                                                                            [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        clauses:: ___                                                                                            Unable to determine if a prepayment penalty was included in the pay-off which    Application
                                                                                                                                                                                                                 may impact high cost findings.                                                   Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 missing information.                                                             Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      by borrower
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
2003820903 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                          -
                                                                          Other                                                                                                                                  Act (HELOC): HELOC Brochure not provided to borrower.
1989507253 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                                                                                                      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
1989207377 XXXXXXXXXX XXXXXXXXXX TN    10/XX/2006 9/XX/2006    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
1987589232 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2006 9/XX/2006    Second     Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                               Home       Other                                        contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably by borrower.
                                                                                                                       preliminary or                                                                            practicable time after using credit score.                                       Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                       final title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - no appraisal provided
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        funding date same as disbursement and/or note date but is not signed lookback was performed to determine this application date.  The final date used  or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 for testing was 04/XX/2006.                                                      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Application
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1985774569 XXXXXXXXXX XXXXXXXXXX KY    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 for testing was 11/XX/2006.                                                      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
1985430928 XXXXXXXXXX XXXXXXXXXX PA    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 02/XX/2007 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Non Same Lender Refinance
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Required Parties
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission       same lender refi
                                                                                                                                                                                                                 timing requirements.                                                             Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan         Miscellaneous Compliance - (Doc Error) Initial GFE not provided transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1976115511 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          [B] Closing /  File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                         Title -        contain either                                                                            application date located in file.  Compliance tests were run using an            funding date same as disbursement and/or note date but is not signed
                                                                                                        Security       Preliminary or                                                                            application date of 10/XX/2006 which is X months prior to consummation. A        or dated by borrower so cannot confirm that borrower received.
                                                                                                        Instrument is  Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Federal Compliance - Underdisclosure is payment stream related.
                                                                                                        not on a                                                                                                 for testing was 05/XX/2006.                                                      Verified terms are DSI, Actual/365 but calculated stream shows larger
                                                                                                        FNMA/FHLMC                                                                                               [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    final payment.
                                                                                                        form and does                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                        not contain                                                                                              if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        the following                                                                                            [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        clauses:: ___                                                                                            Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     same lender refi
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission by borrower.
                                                                                                                                                                                                                 timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1975199358 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2006 9/XX/2006    Primary    Refinance UTD                                                              D           D           D           D           D                                                                                            Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely                                                                   Yes        TR
                                                                                                                                                                                                                                                                                                  Federal Compliance - RTC was not provided. Unable to confirm.                                                                                     Indeterminable
                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                                                                                                  General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                  Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                                                                                                  Not Provided
1974718585 XXXXXXXXXX XXXXXXXXXX UT    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used   Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5                                                                             -
                                                                          Other                                                                                                                                  on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was    Used on Same Lender Refinance
                                                                                                                                                                                                                 not executed on the proper Model Form for a refinancing by the same creditor.
                                                                                                                                                                                                                 The G-5 or H-8 form was used, the G-7 form should have been used.
1973183662 XXXXXXXXXX XXXXXXXXXX MA    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - TIL itemization did not disclose an attorney fee                                                                             -
                                                                          Debt Consolidation                                                                                                                     Unable to determine if a prepayment penalty was included in the pay-off which    of $350, a flood certificate fee of $26, a subordination recording fee
                                                                                                                                                                                                                 may impact high cost findings.                                                   and a courier fee of $35 as prepaid finance charge.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
1972192083 XXXXXXXXXX XXXXXXXXXX WA    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                                                                                                                                 of 11/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 10/XX/2005 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Miscellaneous Compliance - (Doc Error) Initial GFE not provided signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2005, prior to three (3) business days from transaction date of 11/XX/2005.
1968352735 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 12/XX/2006 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       State Compliance - Late charge not allowed per State (NY) - max late
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    charge for NY is 2% - note states 4%.
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
1967936449 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: State Compliance - California Primary Residence Late Charge Percent                                                                               -
                                                                          Other                                                                                                                                  Unable to determine if late charge exceeds state maximum due to missing          Testing
                                                                                                                                                                                                                 information.                                                                     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Application
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement.
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
1966647917 XXXXXXXXXX XXXXXXXXXX VA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 06/XX/2006 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Required Parties
                                                                                                                                                                                                                 application date of 05/XX/2006 which is X months prior to consummation. A        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 missing information.                                                             Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1958437421 XXXXXXXXXX XXXXXXXXXX GA    8/XX/2006  7/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - Georgia Home Loan (Late Charge): Georgia Home Loan:       Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 Mortgage loan contains an impermissible late charge of greater than 5.0% or a    State Compliance - Georgia Home Loan (Late Charge)
                                                                                                                                                                                                                 grace period of less than ten (10) days.                                         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1956589216 XXXXXXXXXX XXXXXXXXXX MA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth  State Compliance - Massachusetts Open End Late Charge Percent and                                                                                 -
                                                                          Other                                        contain either                                                                            in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.  Amount Testing
                                                                                                                       Preliminary or                                                                            [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       Final Title                                                                               Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Business Days From Transaction Date file of document or worksheet indicating how the lender determined that the home State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
1956238873 XXXXXXXXXX XXXXXXXXXX WA    9/XX/2005  8/XX/2005    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - Important Terms Disclosure Missing                                                                              -
                                                                          Other                                        contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                       Preliminary or                                                                            Application Date.                                                                Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 08/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1951672820 XXXXXXXXXX XXXXXXXXXX MN    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Notice of Right to Cancel Expiration Date                                                                               -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Prior or equal to Disbursement Date
                                                                                                                                                                                                                 of 01/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 12/XX/2005 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 transaction disbursed on 01/XX/2006, prior to three (3) business days from       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 transaction date of 01/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
1947594400 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Debt Consolidation                           contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            of 11/XX/2007 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 practicable time after using credit score.                                       or
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 application date of 10/XX/2007 which is X months prior to consummation. A        by borrower.
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Required Parties
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 missing information.                                                             same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1945854243 XXXXXXXXXX XXXXXXXXXX SC    2/XX/2006  1/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Right of Rescission Timing - Note Date used as                                                                               -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Note Date of 02/XX/2006 used as Transaction Date
                                                                                                                                                                                                                 disbursement date for compliance testing.                                        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Disclosure Not Provided)
                                                                                                                                                                                                                 application date of 01/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as          General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note    compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 date used as transaction date for purposes of determining compliance with        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 rescission timing requirements
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1945573605 XXXXXXXXXX XXXXXXXXXX OH    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Closing / Title - 7 day grace period is less than 10 day minimum  per                                                                             -
                                                                          Debt Consolidation                                                                                                                                                                                                      state of Ohio.
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  State Compliance - 7 day grace period is less than 10 minimum per state of Ohio.
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
1943707481 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Federal Compliance - (Missing Data) Unable to determine if loan is a   SELLER - GENERAL COMMENT GENERAL COMMENT                        Yes        TR HUD
                                                                          Debt Consolidation                                                                                                                     For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  same lender refi                                                       (2019-08-21): The final  (2019-08-21): The final                           Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.                           Federal Compliance - Missing Initial Loan Application Test             HUD-1 was located in the HUD-1 was located in the
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped loan file. Please take   loan file. Please take
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Used For Fee Testing                                                   note that it is common   note that it is common
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A                                                                               practice for loans       practice for loans
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used                                                                         funded in a dry funding  funded in a dry funding
                                                                                                                                                                                                                 for testing was 01/XX/2007.                                                                                                                             state, such as           state, such as
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same                                                                           California where the     California where the
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine                                                                         subject loan was funded, subject loan was funded,
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                                                                                               not to have signatures   not to have signatures
                                                                                                                                                                                                                                                                                                                                                                         or a certified stamp.    or a certified stamp.
                                                                                                                                                                                                                                                                                                                                                                         Loans in the above       Loans in the above
                                                                                                                                                                                                                                                                                                                                                                         mentioned state are      mentioned state are
                                                                                                                                                                                                                                                                                                                                                                         allowed to be funded     allowed to be funded
                                                                                                                                                                                                                                                                                                                                                                         prior to the             prior to the
                                                                                                                                                                                                                                                                                                                                                                         disbursement of funds    disbursement of funds
                                                                                                                                                                                                                                                                                                                                                                         and without the          and without the
                                                                                                                                                                                                                                                                                                                                                                         borrower(s) being        borrower(s) being
                                                                                                                                                                                                                                                                                                                                                                         present to sign          present to sign
                                                                                                                                                                                                                                                                                                                                                                         documents.  However, the documents.  However, the
                                                                                                                                                                                                                                                                                                                                                                         HUD-1 must reflect that  HUD-1 must reflect that
                                                                                                                                                                                                                                                                                                                                                                         it is "Final", which it  it is "Final", which it
                                                                                                                                                                                                                                                                                                                                                                         does.                    does.
                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                         COMMENT (2019-08-21):
                                                                                                                                                                                                                                                                                                                                                                         Agree that borrower is
                                                                                                                                                                                                                                                                                                                                                                         not required to sign but
                                                                                                                                                                                                                                                                                                                                                                         we do require either
                                                                                                                                                                                                                                                                                                                                                                         certified stamp or
                                                                                                                                                                                                                                                                                                                                                                         signature of settlement
                                                                                                                                                                                                                                                                                                                                                                         agent, neither of which
                                                                                                                                                                                                                                                                                                                                                                         is present.  Exception
                                                                                                                                                                                                                                                                                                                                                                         remains.
1941939570 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   Late Charge
                                                                          Debt Consolidation                           contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Federal Compliance - TILA - Final TIL Missing
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title                                                                               [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - 10% late charge exceeds 5% maximum per state NJ application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1935257423 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                         No preliminary                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                          Other                                        or final title                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       in file.                                                                                  of 06/XX/2007 used as disbursement date for compliance testing.                  Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     State Compliance - New York Late Charge Grace Period Testing
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Application
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 for testing was 12/XX/2006.                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Provided Timely
                                                                                                                                                                                                                 period less than minimum per state.                                              Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 exceeds maximum per state.                                                       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
1933067381 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2005  12/XX/2004   Primary    Refinance Cash-out -                                                       C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine   General Appraisal Requirements - Due to lack of appraised value,                                                                                  Late Charge
                                                                          Other                                                                                                                                  if loan contains an impermissible late charge due to missing information.        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 of 01/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1927103542 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
1926807709 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Notice of Right to Cancel Missing                                                                                 Yes        TR
                                                                          Other                                        contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   State Compliance - Late fee of 5% exceeds maximum of 2% per state (NY)                                                                            Indeterminable
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  State Compliance - Grace period of 10 days is less than 15 days
                                                                                                                       Final Title                                                                               fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     minimum per state (NY)
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                 disclosure requirements.                                                         General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 of 04/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   Not Provided
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1920913264 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       D           D           D           D           D                                                                                            Federal Compliance - TILA - Final TIL Missing                                                                                          Yes        TR HUD
                                                                          Home Improvement                                                                                                                                                                                                        Federal Compliance - Notice of Right to Cancel Missing                                                                                            Deficiency
                                                                                                                                                                                                                                                                                                  Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                                                                                                  Transaction Date
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped
                                                                                                                                                                                                                                                                                                  Used For Fee Testing
1919042813 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 06/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Non Same Lender Refinance
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Application
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      same lender refi
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Miscellaneous Compliance - (Doc Error) Initial GFE not provided missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1912894892 XXXXXXXXXX XXXXXXXXXX VT    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - RESPA Disclosure -  Missing Signature on                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
1910370584            XXXXXXXXXX GA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Closing / Title - TIL in file indicated to be final, expected funding                                                                             -
                                                                          Other                                        contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably date same as disbursement and/or note date but is not signed or dated
                                                                                                                       Preliminary or                                                                            practicable time after using credit score.                                       by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Consummation
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Application
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 missing information.                                                             General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1903786832 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 10/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
1903633745 XXXXXXXXXX XXXXXXXXXX IN    8/XX/2006  7/XX/2006    Primary    Refinance Rate/Term                          File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                                       contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                       Preliminary or                                                                            application date of 07/XX/2006 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 02/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1902669055 XXXXXXXXXX XXXXXXXXXX PA    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                                                                                                                                 of 10/XX/2004 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Required Parties
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 09/XX/2004 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 missing information.                                                             compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1898652617 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                              -
                                                                          Other                                                                                                                                  Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   Consummation
                                                                                                                                                                                                                 by closing.
1895967833 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2004 9/XX/2004    Primary    Refinance Cash-out -                         Preliminary                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Right of Rescission Timing - Receipt Date Missing                                                                            -
                                                                          Debt Consolidation                           and Final                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                       Title not                                                                                 application date of 09/XX/2004 which is X months prior to consummation. A        Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                       provided.                                                                                 lookback was performed to determine this application date.                       Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Non Same Lender Refinance
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    Application
                                                                                                                                                                                                                 may impact high cost findings.                                                   Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1890329908 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FNMA Points and Fees : FNMA Points and Fees on subject  Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                                                                                                                     loan of XXX% is in excess of the allowable maximum of the greater of 5.00000% of Federal Compliance - FNMA Points and Fees
                                                                                                                                                                                                                 the Original Loan Amount and $1000.00 (2007). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXXX vs. an allowable total of $XXXX and $1000.00
                                                                                                                                                                                                                 (2007) (an overage of $XXXX or XXXX%).
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006.
1875583529 XXXXXXXXXX XXXXXXXXXX MA    3/XX/2006  2/XX/2006    Primary    Refinance Rate/Term                                                        A           A           A           A           A                                                                                                                                                                                                                                              -
1874126405 XXXXXXXXXX XXXXXXXXXX TX    5/XX/2007  4/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 11/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
1873205483 XXXXXXXXXX XXXXXXXXXX IL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                                                                                                                                 of 02/XX/2007 used as disbursement date for compliance testing.                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Business Days From Transaction Date
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
1866739894 XXXXXXXXXX XXXXXXXXXX UT    7/XX/2007  6/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all lookback was performed to determine this application date.  The final date used  required parties
                                                                                                                                                                                                                 for testing was 01/XX/2007.                                                      Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
1866449021 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 10/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 09/XX/2005 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all
                                                                                                                                                                                                                 missing information.                                                             required parties
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2005, prior to three (3) business days from transaction date of 10/XX/2005.
1862367425 XXXXXXXXXX XXXXXXXXXX NC    8/XX/2005  7/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                                                                                                                                 of 08/XX/2005 used as disbursement date for compliance testing.                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 07/XX/2005 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Required Parties
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Non Same Lender Refinance
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Business Days From Transaction Date
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 missing information.                                                             Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Application
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 timing requirements.                                                             Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1855417431 XXXXXXXXXX XXXXXXXXXX VA    8/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                           contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Federal Compliance - FACTA Disclosure Missing
                                                                                                                       Final Title.                                                                              Act: Notice of Right to Cancel was not provided.                                 Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1849335218 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            application date of 03/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 for testing was 10/XX/2006.                                                      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
1842800147 XXXXXXXXXX XXXXXXXXXX MD    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an
                                                                                                                       Preliminary or                                                                            application date of 06/XX/2007 which is X months prior to consummation. A
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
1841381158 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
1841234726 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2006  4/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 practicable time after using credit score.                                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 04/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
1835986316 XXXXXXXXXX XXXXXXXXXX MD    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            Application Date.                                                                Federal Compliance - Property Type Not Provided
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Provided Timely
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1830479345 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2007  3/XX/2007    Primary    Refinance UTD                                File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA HELOC - Important Terms Disclosure Not                                                                                  -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Provided Timely
                                                                                                                       Preliminary or                                                                            of 04/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1828932922 XXXXXXXXXX XXXXXXXXXX VA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 of 09/XX/2006 used as disbursement date for compliance testing.                  Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
1827504575 XXXXXXXXXX XXXXXXXXXX AZ    6/XX/2007  5/XX/2007    Primary    Refinance UTD                                File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 06/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Application Date.                                                                same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a lookback was performed to determine this application date.  The final date used  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 for testing was 12/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
1826900200 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Under-disclosure appears to be due to daily                                                                                  -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            simple interest calculation on loan.
                                                                                                                       Preliminary or                                                                            application date of 11/XX/2004 which is X months prior to consummation. A        State Compliance - New York Prepayment Penalty Junior Lien
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 for testing was 06/XX/2004.                                                      same lender refi
                                                                                                                                                                                                                 [B] State Compliance - New York Prepayment Penalty Junior Lien: New York         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 loan.                                                                            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Miscellaneous Compliance - (Doc Error) Initial GFE not provided if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
1820289070 XXXXXXXXXX XXXXXXXXXX MI    2/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill  State Compliance - Michigan Consumer Mortgage Protection Act                                                                                      -
                                                                          Other                                                                                                                                  of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection (Counseling Agencies List)
                                                                                                                                                                                                                 Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of State Compliance - Michigan Consumer Caution and Home Ownership
                                                                                                                                                                                                                 application.                                                                     Counseling Notice Not Provided
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling   State Compliance - Michigan Consumer Mortgage Protection Act (Borrower
                                                                                                                                                                                                                 Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer        Bill of Rights Disclosure Not Provided Timely)
                                                                                                                                                                                                                 Caution and Home Ownership Counseling Notice not provided to borrower.
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling
                                                                                                                                                                                                                 Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower.
1819864892 XXXXXXXXXX XXXXXXXXXX IL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1817825095 XXXXXXXXXX XXXXXXXXXX MI    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 04/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill  Federal Compliance - Under disclosure due to DSI, disclosed payment on
                                                                                                                                                                                                                 of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:   Note of $193.18 does not correspond with the loan amount, loan term,
                                                                                                                                                                                                                 Borrower Bill of Rights disclosure not provided to borrower.                     and interest rate on the loan.
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling   State Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                                                                                                                                 Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer        (Counseling Agencies List)
                                                                                                                                                                                                                 Caution and Home Ownership Counseling Notice not provided to borrower.           State Compliance - Michigan Consumer Caution and Home Ownership
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling     Counseling Notice Not Provided
                                                                                                                                                                                                                 Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved State Compliance - Michigan Consumer Mortgage Protection Act (Borrower
                                                                                                                                                                                                                 credit counseling agencies not provided to borrower.                             Bill of Rights Disclosure Not Provided)
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 10/XX/2006.                                                      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
1817758864 XXXXXXXXXX XXXXXXXXXX MN    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 06/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 01/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1815184468 XXXXXXXXXX XXXXXXXXXX CT    4/XX/2003  3/XX/2003    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Property Type Not Provided
                                                                                                                       Preliminary or                                                                            of 04/XX/2003 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 03/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1810220572 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2005  6/XX/2005    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            of account opening.                                                              Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Provided Timely
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 Application Date.                                                                General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1807009005 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                        contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title                                                                               application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 application date of 10/XX/2007 which is X months prior to consummation. A        Required Parties
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 for testing was 05/XX/2007.                                                      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    same lender refi
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1805239120 XXXXXXXXXX XXXXXXXXXX OH    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            State Compliance - Ohio Consumer Sales Practices Act (No Documentation
                                                                                                                       Preliminary or                                                                            application date of 12/XX/2006 which is X months prior to consummation. A        of Tangible Net Benefit Analysis)
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 for testing was 07/XX/2006.                                                      Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not   State Compliance - Ohio Consumer Sales Practices Act (Closing
                                                                                                                                                                                                                 Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not   Disclosure Not Provided)
                                                                                                                                                                                                                 verified with reliable documentation.                                            State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of     of Receipt of Home Mortgage Loan Information Document Not Retained by
                                                                                                                                                                                                                 Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Lender)
                                                                                                                                                                                                                 Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan   State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay
                                                                                                                                                                                                                 Information Document not retained by lender.                                     not Verified)
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of
                                                                                                                                                                                                                 Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage
                                                                                                                                                                                                                 loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1802934012 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 12/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Non Same Lender Refinance
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date of 11/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Business Days From Transaction Date
                                                                                                                                                                                                                 Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 information.                                                                     same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 timing requirements.                                                             Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1794132017 XXXXXXXXXX XXXXXXXXXX TX    9/XX/2008  8/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing : Unable Federal Compliance - TILA HELOC - Billing Rights Disclosure Missing                                                                               -
                                                                          Other                                                                                                                                  to test billing rights due to missing information.                               Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Truth  Provided Timely
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Brochure not provided to borrower at application.  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided  Arrangement Disclosure Missing to borrower at application.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
1794003102 XXXXXXXXXX XXXXXXXXXX MI    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill  Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:   Arrangement Disclosure Missing
                                                                                                                                                                                                                 Borrower Bill of Rights disclosure not provided to borrower.                     State Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling   (Counseling Agencies List)
                                                                                                                                                                                                                 Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer        State Compliance - Michigan Consumer Caution and Home Ownership
                                                                                                                                                                                                                 Caution and Home Ownership Counseling Notice not provided to borrower.           Counseling Notice Not Provided
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling     State Compliance - Michigan Consumer Mortgage Protection Act (Borrower
                                                                                                                                                                                                                 Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved Bill of Rights Disclosure Not Provided)
                                                                                                                                                                                                                 credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
1790826753 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - Unable to determine the # of units,                                                                                    -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            compliance results were generated using a defaulted value.
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       required parties
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Required Parties
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Business Days From Transaction Date
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Miscellaneous Compliance - Unable to determine the # of units, compliance results were generated using a defaulted value.: -
1789786764 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Federal Compliance - TILA Notice of Right to Cancel Expiration Date                                                                               -
                                                                          Other                                                                                                                                  and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   Prior or equal to Disbursement Date
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.   Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Used on Same Lender Refinance
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         Application
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - G-5 Used   Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 on Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was
                                                                                                                                                                                                                 not executed on the proper Model Form for a refinancing by the same creditor.
                                                                                                                                                                                                                 The G-5 or H-8 form was used, the G-7 form should have been used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
1786629425 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
1786242431 XXXXXXXXXX XXXXXXXXXX OH    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of    State Compliance - Ohio Consumer Sales Practices Act (No Documentation                                                                            -
                                                                          Debt Consolidation                                                                                                                     Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage     of Tangible Net Benefit Analysis)
                                                                                                                                                                                                                 loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
1779798441 XXXXXXXXXX XXXXXXXXXX GA    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Right of Rescission Timing - Note Date used as                                                                               -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Note Date of 05/XX/2006 used as Transaction Date
                                                                                                                       Preliminary or                                                                            disbursement date for compliance testing.                                        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 04/XX/2006 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1771587568 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2003 9/XX/2003    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 10/XX/2003 used as disbursement date for compliance testing.                  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable same lender refi
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Provided Timely
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 09/XX/2003 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 04/XX/2003.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2003, prior to three (3) business days from transaction date of 10/XX/2003.
1768870334 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                        Security                                                                                                 of 02/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        FNMA/FHLMC                                                                                               application date of 01/XX/2007 which is X months prior to consummation. A        same lender refi
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                        not contain                                                                                              [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Disbursement Date Missing
                                                                                                        the following                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        clauses:: ___                                                                                            if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1768197585 XXXXXXXXXX XXXXXXXXXX OH    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not State Compliance - Ohio Consumer Sales Practices Act (No Documentation                                                                            -
                                                                          Debt Consolidation                                                                                                                     Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the      of Tangible Net Benefit Analysis)
                                                                                                                                                                                                                 required Closing Disclosure.                                                     State Compliance - Ohio Consumer Sales Practices Act (Closing
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of    Disclosure Not Provided)
                                                                                                                                                                                                                 Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage
                                                                                                                                                                                                                 loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
1768176980 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
1766640323 XXXXXXXXXX XXXXXXXXXX GA    2/XX/2007  1/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            Federal Compliance - TILA - Final TIL Missing                                                                                                     -
1763744936 XXXXXXXXXX XXXXXXXXXX MD    11/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. Arrangement Disclosure Missing
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing    Federal Compliance - HELOC Agreement did not disclose a Mortgage
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Recording Fee of $40.00 reflected on the Final HUD.
                                                                                                                                                                                                                 Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
1762315708 XXXXXXXXXX XXXXXXXXXX CT    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                       Preliminary or                                                                            application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 11/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1761808919 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2005 10/XX/2005   UTD        Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Notice of Right to Cancel Missing                                                                                 Yes        TR
                                                                          Other                                                                                                                                  Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Federal Compliance - Missing Initial Loan Application No Fees                                                                                     Indeterminable
                                                                                                                                                                                                                 Account Opening not in file. Unable to validate accuracy of and compliance with  Federal Compliance - Disbursement Date Missing                                                                                                    (UAL State)
                                                                                                                                                                                                                 fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Provided Timely
                                                                                                                                                                                                                 [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                 grace period less than 15 days.                                                  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Miscellaneous Compliance - Unable to determine occupancy, compliance in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 disclosure requirements.                                                         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 of 11/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Not Provided
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation.  A
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                 for testing was 05/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1760741759 XXXXXXXXXX                             11/XX/2006   Primary    Refinance Cash-out -                                                       D           D           D           D           D                                                                                            Application / Processing - Missing Document: Missing Lender's Initial                                                                  UTD        Indeterminable
                                                                          Other                                                                                                                                                                                                                   1003
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                  Loan File - File only contains Mortgage, HUD, Appraisal and Final
                                                                                                                                                                                                                                                                                                  Application.  Insufficient documents to complete compliance.
                                                                                                                                                                                                                                                                                                  Closing / Title - Missing Document: Note - Subject Lien not provided
1756270526 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            application date of 10/XX/2007 which is X months prior to consummation. A        or
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used  dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 for testing was 05/XX/2007.                                                      Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.                                 General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 by closing.                                                                      Closing / Title - TIL appears to be final but not signed nor initialed by borrower.
1755610111 XXXXXXXXXX XXXXXXXXXX UT    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                                                                                                                  Act: Notice of Right to Cancel was not provided.                                 Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            Federal Compliance - Notice of Right to Cancel Missing
1754518514 XXXXXXXXXX XXXXXXXXXX MA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Federal Compliance - Notice of Right to Cancel Missing file of document or worksheet indicating how the lender determined that the home State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1750502224 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2004  4/XX/2004    Primary    UTD UTD                                      File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Property Type Not Provided
                                                                                                                       Preliminary or                                                                            of 05/XX/2004 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 of account opening.                                                              Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Application Date.                                                                compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1748962643 XXXXXXXXXX XXXXXXXXXX MI    6/XX/2009  4/XX/2009    Primary    Refinance Rate/Term                          File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        State Compliance - Michigan Consumer Mortgage Protection Act                                                                                      -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          (Counseling Agencies List)
                                                                                                                       Preliminary or                                                                            [B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill  State Compliance - Michigan Consumer Caution and Home Ownership
                                                                                                                       Final Title.                                                                              of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:   Counseling Notice Not Provided Timely
                                                                                                                                                                                                                 Borrower Bill of Rights disclosure not provided to borrower.                     State Compliance - Michigan Consumer Mortgage Protection Act (Borrower
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling   Bill of Rights Disclosure Not Provided)
                                                                                                                                                                                                                 Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Caution and Home Ownership Counseling Notice not provided to borrower at the     Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 time of application.                                                             Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling     same lender refi
                                                                                                                                                                                                                 Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved Federal Compliance - FACTA Disclosure Missing credit counseling agencies not provided to borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
1742975639 XXXXXXXXXX XXXXXXXXXX UT    3/XX/2005  3/XX/2005    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing                                                                                                     -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.
                                                                                                                       Preliminary or
                                                                                                                       Final Title.
1742916904 XXXXXXXXXX XXXXXXXXXX DC    6/XX/2004  5/XX/2004    Primary    UTD UTD                                                                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 of 06/XX/2004 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1740312467 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2004  2/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Payoff Statement Missing                                                                                                     -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 of 03/XX/2004 used as disbursement date for compliance testing.                  same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Required Parties
                                                                                                                                                                                                                 application date of 02/XX/2004 which is X months prior to consummation. A        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Under-disclosure is interest rate and payment lender refi: Original Lender was not able to be determined. Unable to determine  stream related. Discrepancy is caused by the calculation of DSI
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        payments versus reflection of payments within the Final TIL.
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 may impact high cost findings.                                                   Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 missing information.                                                             compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1736933029 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 10/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1728270412 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Missing Initial Loan Application Test                                                                                        Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Federal Compliance - missing signature
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Required Parties
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 practicable time after using credit score.                                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 application date of 06/XX/2006 which is X months prior to consummation. A        Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 testing may be impacted.                                                         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1724942544 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Property Type Not Provided                                                                                                   -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            of 04/XX/2008 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 03/XX/2008 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  State Compliance - 5% late charge exceeds 2% maximum per state (NY).
                                                                                                                                                                                                                 for testing was 10/XX/2007.                                                      State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     state (NY).
                                                                                                                                                                                                                 period less than minimum per state.                                              Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2008, prior to three (3) business days from transaction date of 04/XX/2008.
1724663554 XXXXXXXXXX XXXXXXXXXX MD    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
1724143373 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2005  6/XX/2005    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 06/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005.
1719319582 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                         Missing from                  B           B           B           B           B           [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                           the loan file.                                                                            Act: Notice of Right to Cancel was not provided.                                 Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
1716186028 XXXXXXXXXX XXXXXXXXXX MA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                        contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably same lender refi
                                                                                                                       Preliminary or                                                                            practicable time after using credit score.                                       Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Final Title.                                                                              [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Required Parties
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                State Compliance - Massachusetts Late Charge Percent Testing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 application date of 10/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      by borrower.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1712549599 XXXXXXXXXX XXXXXXXXXX MA    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date State Compliance - Massachusetts Open End Late Charge Grace Period
                                                                                                                       Preliminary or                                                                            of 11/XX/2005 used as disbursement date for compliance testing.                  Testing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Federal Compliance - Disbursement Date Missing file of document or worksheet indicating how the lender determined that the home Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Note grace period less than minimum per state.                                   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1709558807 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 for testing was 04/XX/2007.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1708773405 XXXXXXXXXX XXXXXXXXXX CT    9/XX/2007  8/XX/2007    Primary    Refinance UTD                                File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 09/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  same lender refi
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
1705224555 XXXXXXXXXX XXXXXXXXXX PA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 06/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 05/XX/2006 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1705184198 XXXXXXXXXX XXXXXXXXXX CT    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  General Appraisal Requirements - Due to lack of appraised value,                                                                       Yes        TR HUD
                                                                          Other                                                                                                                                  For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  compliance tests requiring an LTV were run off an assumed value of a                                                                              Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.                           contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 of 08/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Used For Fee Testing
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1702971340 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Consummation
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1697600433 XXXXXXXXXX XXXXXXXXXX KY    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B                                                                                            Federal Compliance - FACTA Disclosure Missing                                                                                                     -
1696014991 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            of 05/XX/2008 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing signature date on RTC
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 04/XX/2008 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       State Compliance - 5% late charge exceeds 2% maximum per state (NY).
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 period less than minimum per state.                                              state (NY).
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Application
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008.
1695944365 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure -  Missing Signature on                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Affiliated Business Arrangement Disclosure signature on Affiliated Business Arrangement Disclosure.
1692986581 XXXXXXXXXX XXXXXXXXXX OH    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement                                                                             -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            of Receipt of Home Mortgage Loan Information Document Not Received
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Timely)
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  State Compliance - Ohio Consumer Sales Practices Act (No Documentation
                                                                                                                                                                                                                 for testing was 10/XX/2006.                                                      of Tangible Net Benefit Analysis)
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not   State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay
                                                                                                                                                                                                                 Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not   not Verified)
                                                                                                                                                                                                                 verified with reliable documentation.                                            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of
                                                                                                                                                                                                                 Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (No Documentation of
                                                                                                                                                                                                                 Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage
                                                                                                                                                                                                                 loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit.
1692920070 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  7/XX/2007    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          by borrower.
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Final Title.                                                                              Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         or
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 by closing.                                                                      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing
1691709605 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   State Compliance - Massachusetts Home Loan - Borrower's Interest                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Note Date of 10/XX/2006 used as Tangible Net Benefit Worksheet Not in File
                                                                                                                       Preliminary or                                                                            disbursement date for compliance testing.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Final Title.                                                                              [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    same lender refi
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Miscellaneous Compliance - (Doc Error) Initial GFE not provided file of document or worksheet indicating how the lender determined that the home Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Prior or equal to Disbursement Date
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Grace Period Testing: Note      Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 grace period less than minimum per state.                                        Business Days From Transaction Date
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - Massachusetts Late Charge Percent Testing
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        State Compliance - Massachusetts Late Charge Grace Period Testing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 for testing was 04/XX/2006.                                                      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2016.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
1689794947 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 09/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1689310218 XXXXXXXXXX XXXXXXXXXX MA    6/XX/2007  6/XX/2007    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Final TIL APR Under/Over Disclosed By Greater Than      or dated by borrower so cannot confirm that borrower received
                                                                                                                       Final Title                                                                               0.125%: Truth In Lending Act:  Final TIL APR of X.XX% is underdisclosed from     Federal Compliance - Unable to determine under disclosure due to
                                                                                                                                                                                                                 calculated APR of X.XX% outside of 0.125% tolerance.                             missing itemization of amount financed.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Federal Compliance - Unable to determine under disclosure due to
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated missing itemization of amount financed.
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.                                    Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         by borrower.
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 by closing.                                                                      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
1686992419 XXXXXXXXXX XXXXXXXXXX GA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B                                                                                            Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                                                                                                             Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                                                                                                             Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title                                                                                                                                                                Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received
                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                                                                                                  Required Parties
                                                                                                                                                                                                                                                                                                  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                                                                                                  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Closing / Title - TIL appears to be final but not signed nor initialed by borrower
                                                                                                                                                                                                                                                                                                  General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
1686977485 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] State Compliance - New York Prepayment Penalty Junior Lien: New York         State Compliance - New York Prepayment Penalty Junior Lien                                                                                        -
                                                                          Other                                        contain either                                                                            Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Preliminary or                                                                            loan.                                                                            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
1685804347 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.
                                                                                                                       Final Title.
1684932890 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of X months prior to consummation. A lookback was performed to  Application
                                                                                                                                                                                                                 determine this application date.  The final date used for testing was            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 01/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
1684815819 XXXXXXXXXX XXXXXXXXXX CA    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 02/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
1684400126 XXXXXXXXXX XXXXXXXXXX MN    3/XX/2007  2/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
1675115626 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2008  4/XX/2008    Primary    Purchase                                                                   D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Federal Compliance - TILA - Final TIL Missing                                                                                          Yes        TR
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       Indeterminable
                                                                                                                                                                                                                 Federal, State or Local compliance testing is unreliable.                        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Application
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 of 05/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 04/XX/2008 which is X months prior to consummation.  A       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 for testing was 11/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees Testing were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1656509986 XXXXXXXXXX XXXXXXXXXX MI    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill  Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                                                                                                                     of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Borrower Bill of Rights disclosure not provided to borrower.                     State Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling   (Counseling Agencies List)
                                                                                                                                                                                                                 Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer        State Compliance - Michigan Consumer Caution and Home Ownership
                                                                                                                                                                                                                 Caution and Home Ownership Counseling Notice not provided to borrower.           Counseling Notice Not Provided
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling     State Compliance - Michigan Consumer Mortgage Protection Act (Borrower
                                                                                                                                                                                                                 Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved Bill of Rights Disclosure Not Provided)
                                                                                                                                                                                                                 credit counseling agencies not provided to borrower.                             Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1656114643 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2004  3/XX/2004    Primary    Refinance Cash-out -                         "File does not                C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine   General Appraisal Requirements - Due to lack of appraised value,                                                                                  Late Charge
                                                                          Other                                        contain either                                                                            if loan contains an impermissible late charge due to missing information.        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title"                                                                              application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 03/XX/2004 which is X months prior to consummation. A        State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 lookback was performed to determine this application date.
1651488729 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 06/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1647892300 XXXXXXXXXX XXXXXXXXXX MA    2/XX/2007  1/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B                                                                                            Federal Compliance - Payoff Statement Missing                                                                                                     -
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                                                                                                  State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                                                                                                  Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
1646170865 XXXXXXXXXX XXXXXXXXXX MA    2/XX/2009  1/XX/2009    Primary    Purchase                                     File does not                 D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Closing / Title - TIL appears to be final but not signed nor initialed                                                                 Yes        TR
                                                                                                                       contain either                                                                            Missing Final HUD-1.  No document containing fees provided.  Any applicable      by borrower                                                                                                                                       Indeterminable
                                                                                                                       Preliminary or                                                                            Federal, State or Local compliance testing is unreliable.                        Federal Compliance - (Missing Data) Missing Information to Determine                                                                              (UAL State)
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Origination Channel
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date State Compliance - Massachusetts Mortgage Lender and Broker Regulation
                                                                                                                                                                                                                 of 02/XX/2009 used as disbursement date for compliance testing.                  (Ability to Repay not Verified)
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Mortgage Lender and Broker Regulation       Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker        funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 Regulation:  File does not contain evidence that analysis of borrower's ability  or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 to repay was performed based on verified income, obligations, assets, and/or     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 employment using PITI payment based on fully indexed rate and fully amortizing   Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 payment, if applicable                                                           Testing
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Missing Information to Determine
                                                                                                                                                                                                                 Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination
                                                                                                                                                                                                                 Channel of Retail.
1645518304 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 12/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Application
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
1639102566 XXXXXXXXXX XXXXXXXXXX NC    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date of 05/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1635042459 XXXXXXXXXX XXXXXXXXXX MA    5/XX/2008  3/XX/2008    Primary    Purchase                                     File does not                 D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Federal Compliance - TIL in file indicated to be final, expected                                                                       Yes        TR
                                                                                                                       contain either                                                                            Missing Final HUD-1.  No document containing fees provided.  Any applicable      funding date same as disbursement and/or note date but is not signed                                                                              Indeterminable
                                                                                                                       Preliminary or                                                                            Federal, State or Local compliance testing is unreliable.                        or dated by borrower so cannot confirm that borrower received.                                                                                    (UAL State)
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   State Compliance - Massachusetts MLBR (Missing Data) Document Type Not
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Provided
                                                                                                                                                                                                                 of 05/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Mortgage Lender and Broker Regulation       State Compliance - Massachusetts Mortgage Lender and Broker Regulation
                                                                                                                                                                                                                 (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker        (Ability to Repay not Verified)
                                                                                                                                                                                                                 Regulation:  File does not contain evidence that analysis of borrower's ability  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 to repay was performed based on verified income, obligations, assets, and/or     Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 employment using PITI payment based on fully indexed rate and fully amortizing   by borrower
                                                                                                                                                                                                                 payment, if applicable                                                           Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not       Testing
                                                                                                                                                                                                                 Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to
                                                                                                                                                                                                                 determine if the borrower was required to provide a signed statement disclosing their income due to missing document type.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1627323307 XXXXXXXXXX XXXXXXXXXX GA    8/XX/2004  6/XX/2004    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Right of Rescission Timing - Receipt Date Missing                                                                            -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 application date of 06/XX/2004 which is X months prior to consummation. A        Consummation
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Application
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which    same lender refi
                                                                                                                                                                                                                 may impact high cost findings.                                                   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Miscellaneous Compliance - (Doc Error) Initial GFE not provided missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1626855938 XXXXXXXXXX XXXXXXXXXX IL    2/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          same lender refi
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - FACTA Disclosure Missing
                                                                                                                       Final Title                                                                               lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
1626658654 XXXXXXXXXX XXXXXXXXXX TX    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term                          File does not                 D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Federal Compliance - TIL in file indicated to be final, expected       REVIEWER - GENERAL                                              Yes        TR
                                                                                                                       contain either                                                                            Missing Final HUD-1.  No document containing fees provided.  Any applicable      funding date same as disbursement and/or note date but is not signed   COMMENT (2019-08-21): No                                                   Indeterminable
                                                                                                                       Preliminary or                                                                            Federal, State or Local compliance testing is unreliable.                        or                                                                     trailing docs uploaded.
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   dated by borrower so cannot confirm that borrower received             Exception remains.
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Note Date of 12/XX/2007 used as Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 disbursement date for compliance testing.                                        Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   Transaction Date
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an         Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to
                                                                                                                                                                                                                 application date of 11/XX/2007 which is X months prior to consummation.  A       Determine if the prior lien is a Texas 50(a)(6) loan due to missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used information)
                                                                                                                                                                                                                 for testing was 06/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 were used in testing.                                                            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as          Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note    by borrower
                                                                                                                                                                                                                 date used as transaction date for purposes of determining compliance with        Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 rescission timing requirements                                                   Testing
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
                                                                                                                                                                                                                 [B] Federal Compliance - (TX50(a)(6)) Texas Cash-out Loan  (Unable to Determine
                                                                                                                                                                                                                 if the prior lien is a Texas 50(a)(6) loan due to missing information): Unable to determine if the loan is a Previous Texas 50(a)(6) loan due to missing information.
1626552503 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                                                       C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine   Federal Compliance - Disbursement Date Missing                                                                                                    Late Charge
                                                                          Other                                                                                                                                  if loan contains an impermissible late charge due to missing information.        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 of 06/XX/2005 used as disbursement date for compliance testing.                  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 05/XX/2005 which is X months prior to consummation. A        State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1625529011 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                          Other                                        contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably by borrower
                                                                                                                       Preliminary or                                                                            practicable time after using credit score.                                       Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Consummation
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Required Parties
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 for testing was 09/XX/2006.                                                      Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Application
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 missing information.                                                             General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1624979806 XXXXXXXXXX XXXXXXXXXX VA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            of 08/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Provided Timely
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1616581047 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -          [B] Closing /                                D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Federal Compliance - TILA Rescission - Disbursement Date Less than 3   SELLER - GENERAL COMMENT GENERAL COMMENT                        Yes        TR HUD
                                                                          Debt Consolidation            Title -                                                                                                  For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  Business Days From Transaction Date                                    (2019-09-16): Unable to  (2019-09-16): Unable to                           Deficiency
                                                                                                        Security                                                                                                 applicable Federal, State or Local compliance testing.                           Federal Compliance - Right of Rescission Timing - Receipt Date Missing procure                  procure
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        not on a                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                        FNMA/FHLMC                                                                                               of 12/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                        form and does                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                        not contain                                                                                              application date located in file.  Compliance tests were run using an            Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                        the following                                                                                            application date of 11/XX/2005 which is X months prior to consummation. A        Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all
                                                                                                        clauses:: ___                                                                                            lookback was performed to determine this application date.                       required parties
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    General Appraisal Requirements - Due to lack of appraised value, lender refi: Original Lender was not able to be determined. Unable to determine  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped
                                                                                                                                                                                                                 timing requirements.                                                             Used For Fee Testing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.
1616271474 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.
1611630440 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
1611588718 XXXXXXXXXX XXXXXXXXXX SC    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            funding date same as disbursement date and/or note date but is not
                                                                                                                       Preliminary or                                                                            application date of 08/XX/2007 which is X months prior to consummation. A        signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 for testing was 03/XX/2007.                                                      Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Under-disclosure is payment stream related.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Discrepancy is caused by the calculation of payments versus reflection
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        of payments within the Final TIL.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  State Compliance - South Carolina Late Charge Amount Testing
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Disclosure Not Provided)
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Application
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 timing requirements.                                                             same lender refi
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 specifying the agency designated to receive complaints or inquiries about the    compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 origination and making of the loan.                                              contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Late Charge Amount Testing: Note late      Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1610365578 XXXXXXXXXX XXXXXXXXXX SC    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date State Compliance - South Carolina Late Charge Amount Testing
                                                                                                                       Preliminary or                                                                            of 12/XX/2006 used as disbursement date for compliance testing.                  State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Disclosure Not Provided)
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a lookback was performed to determine this application date.  The final date used  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 for testing was 06/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Late Charge Amount Testing: Unable to
                                                                                                                                                                                                                 determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1607865647 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2008  4/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Timely: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 to borrower at application.                                                      Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Provided Timely
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
1600080525 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Notice of Right to Cancel Missing                                                                                 Yes        TR
                                                                          Other                                        contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   State Compliance - New York Late Charge Percent Testing                                                                                           Indeterminable
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  State Compliance - New York Late Charge Grace Period Testing
                                                                                                                       Final Title.                                                                              fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 disclosure requirements.                                                         contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Not Provided of 10/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1596995286 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            of 04/XX/2006 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 03/XX/2006 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1594190025 XXXXXXXXXX XXXXXXXXXX AZ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1593865872 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2008  1/XX/2008    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 02/XX/2008 used as disbursement date for compliance testing.                  State Compliance - New York Late Charge Percent Testing
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable State Compliance - New York Late Charge Grace Period Testing
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Application Date.                                                                Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Application
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 01/XX/2008 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 for testing was 08/XX/2007.                                                      Provided Timely
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 period less than minimum per state.                                              General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 exceeds maximum per state.                                                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
1592024747 XXXXXXXXXX XXXXXXXXXX MO    1/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
1591626521 XXXXXXXXXX XXXXXXXXXX OH    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: Unable to determine FACTA     State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement                                                                             -
                                                                          Debt Consolidation                                                                                                                     Credit Score Disclosure was provided due to missing information.                 of Receipt of Home Mortgage Loan Information Document Not Received
                                                                                                                                                                                                                 [B] State Compliance - Ohio Alternate Prepayment Penalty SMLA Test: Ohio         Timely)
                                                                                                                                                                                                                 Prepayment Penalty:  Loan contains an impermissible prepayment penalty which     State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay
                                                                                                                                                                                                                 allows for a prepayment penalty on a refinance by the same lender. (applies only not Verified)
                                                                                                                                                                                                                 to Second Mortgage Loan Act registrants)                                         State Compliance - Ohio Alternate Prepayment Penalty SMLA Test
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Ability to Repay not   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Verified): Ohio Consumer Sales Practices Act:  Borrower's ability to repay not   same lender refi
                                                                                                                                                                                                                 verified with reliable documentation.                                            Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of
                                                                                                                                                                                                                 Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio
                                                                                                                                                                                                                 Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan
                                                                                                                                                                                                                 Information Document not received by borrower within five (5) business days of application.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
1590073825 XXXXXXXXXX XXXXXXXXXX AZ    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            application date of 09/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 for testing was 04/XX/2007.                                                      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
1589410521 XXXXXXXXXX XXXXXXXXXX AZ    11/XX/2006 11/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
1587381736 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2003  5/XX/2003    UTD        Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date of 05/XX/2003 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 for testing was 12/XX/2002.                                                      results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 testing may be impacted.                                                         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            contract sales price or original loan amount, whichever applies.
1581596663 XXXXXXXXXX XXXXXXXXXX GA    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Act: Notice of Right to Cancel was not provided.                                 Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
1575426119 XXXXXXXXXX XXXXXXXXXX IL    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                           contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.                                        Application
                                                                                                                       Final Title                                                                               [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
1574272632 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2005  3/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 03/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Arrangement Disclosure Missing
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Provided Timely
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005.
1571204431 XXXXXXXXXX XXXXXXXXXX OR    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 11/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1568704688 XXXXXXXXXX XXXXXXXXXX MD    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
1568176808 XXXXXXXXXX XXXXXXXXXX NV    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
1558526210 XXXXXXXXXX XXXXXXXXXX MA    7/XX/2007  6/XX/2007    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title.                                                                              application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         by borrower.
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1551321128 XXXXXXXXXX XXXXXXXXXX MA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Federal Compliance - RESPA Disclosure - Affiliated Business            SELLER - GENERAL COMMENT GENERAL COMMENT                        Yes        TR HUD
                                                                          Other                                                                                                                                  For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  Arrangement Disclosure Not Provided Within 3 Business Days of          (2019-09-19): The issue  (2019-09-19): The issue                           Deficiency (UAL
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.                           Application                                                            cited has either been    cited has either been                             State)
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Missing Initial Loan Application Test             resolved or was          resolved or was
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Closing / Title - TIL appears to be final but not signed nor initialed determined to not be an  determined to not be an
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    by borrower.                                                           exception as noted. The  exception as noted. The
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Federal Compliance - TIL in file indicated to be final, expected       missing document has     missing document has
                                                                                                                                                                                                                 file of document or worksheet indicating how the lender determined that the home funding date same as disbursement and/or note date but is not signed   been located and         been located and
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              or dated by borrower so cannot confirm that borrower received.         uploaded as XXX.         uploaded as XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing                 REVIEWER - GENERAL
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - Massachusetts Home Loan - Borrower's Interest       COMMENT (2019-09-19):
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        Tangible Net Benefit Worksheet Not in File                             Another copy of the
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - RESPA Disclosure -  Missing Signature on          unsigned, not stamped
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Affiliated Business Arrangement Disclosure                             final HUD was received.
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - FACTA Disclosure Missing                          We require either
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped certified stamp or
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Used For Fee Testing                                                   signature of settlement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure                                                                         agent, neither of which
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement                                                                          is present.  Exception
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to                                                                            remains.
                                                                                                                                                                                                                 missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1546377611 XXXXXXXXXX XXXXXXXXXX SC    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Unable to determine under disclosure due to                                                                                  -
                                                                          Other                                        contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably missing Itemization of Amount Financed.
                                                                                                                       Preliminary or                                                                            practicable time after using credit score.                                       Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 application date of 09/XX/2007 which is X months prior to consummation. A        Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Required Parties
                                                                                                                                                                                                                 for testing was 04/XX/2007.                                                      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Right of Rescission Timing - Note Date used as lender refi: Original Lender was not able to be determined. Unable to determine  Transaction Date
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        State Compliance - 4% late charge exceeds $18.50 maximum per state
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     (SC).
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Disclosure Not Provided)
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        Application
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as          Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note    Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 date used as transaction date for purposes of determining compliance with        same lender refi
                                                                                                                                                                                                                 rescission timing requirements                                                   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 timing requirements.                                                             by borrower.
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Late Charge Amount Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1544768996 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                        Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Security                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                        Instrument is                                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                        FNMA/FHLMC                                                                                               lookback was performed to determine this application date.
                                                                                                        form and does                                                                                            [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                        not contain                                                                                              Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                        the following                                                                                            Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                        clauses:: ___                                                                                            Disclosure to applicant within three (3) business days of application due to missing information.
1541397194 XXXXXXXXXX XXXXXXXXXX OH    12/XX/2006 12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
1541183295 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2006 10/XX/2006   UTD        UTD UTD                                      File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Notice of Right to Cancel Missing                                                                                 UTD        Indeterminable
                                                                                                                       contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement                                                                              (UAL State)
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                       Final Title.                                                                              fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 grace period less than 15 days.                                                  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  compliance tests requiring an LTV were run off an assumed value of a in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 disclosure requirements.                                                         Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Not Provided
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1539162390 XXXXXXXXXX XXXXXXXXXX FL    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1537027135 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2007  3/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Provided Timely
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
1534345445 XXXXXXXXXX XXXXXXXXXX AZ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            application date of 02/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 for testing was 09/XX/2006.                                                      same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
1533541167 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
1533144726 XXXXXXXXXX XXXXXXXXXX MD    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          [B] Closing /  File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                         Title -        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Security       Preliminary or                                                                            of 03/XX/2006 used as disbursement date for compliance testing.                  Business Days From Transaction Date
                                                                                                        Instrument is  Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        FNMA/FHLMC                                                                                               application date of 02/XX/2006 which is X months prior to consummation. A        Application
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                        not contain                                                                                              for testing was 09/XX/2005.                                                      Affiliated Business Arrangement Disclosure
                                                                                                        the following                                                                                            [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        clauses:: ___                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
1531519128 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 12/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - The Underdisclosure is a payment stream issue
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   related to simple interest calculations.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 11/XX/2007 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
1522109632 XXXXXXXXXX XXXXXXXXXX MA    3/XX/2010  2/XX/2010    Primary    Purchase                                     File does not                 D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Federal Compliance - TIL in file indicated to be final, expected       SELLER - GENERAL COMMENT GENERAL COMMENT                        Yes        TR
                                                                                                                       contain either                                                                            Missing Final HUD-1.  No document containing fees provided.  Any applicable      funding date same as disbursement and/or note date but is not signed   (2019-09-11): We have    (2019-09-11): We have                             Indeterminable
                                                                                                                       Preliminary or                                                                            Federal, State or Local compliance testing is unreliable.                        or dated by borrower so cannot confirm that borrower received.         located the fully        located the fully                                 (UAL State)
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TIL-MDIA - Initial TIL Missing                    executed copy of the     executed copy of the
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date State Compliance - Massachusetts Mortgage Lender and Broker Regulation final HUD dated 03/31/10 final HUD dated 03/31/10
                                                                                                                                                                                                                 of 03/XX/2010 used as disbursement date for compliance testing.                  (Ability to Repay not Verified)                                        which satisfied your     which satisfied your
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - RESPA Disclosure -  Missing Signature on          request.                 request.
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Affiliated Business Arrangement Disclosure                             REVIEWER - GENERAL
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Mortgage Lender and Broker Regulation       Federal Compliance - RESPA (2010) * GFE column on HUD Comparison Chart COMMENT (2019-09-11):
                                                                                                                                                                                                                 (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker        Inaccurate                                                             HUD provided appears to
                                                                                                                                                                                                                 Regulation:  File does not contain evidence that analysis of borrower's ability  Federal Compliance - Disbursement Date Missing                         be for the first
                                                                                                                                                                                                                 to repay was performed based on verified income, obligations, assets, and/or     Federal Compliance - FACTA Disclosure Missing                          mortgage closing.  The
                                                                                                                                                                                                                 employment using PITI payment based on fully indexed rate and fully amortizing   Closing / Title - TIL appears to be final but not signed nor initialed HUD does include the
                                                                                                                                                                                                                 payment, if applicable                                                           by borrower.                                                           proceeds for the subject
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA (2010) * GFE column on HUD Comparison Chart       Federal Compliance - Missing Final HUD-1:  No Document Used For Fee    2nd mortgage but not the
                                                                                                                                                                                                                 Inaccurate: RESPA (2010) - GFE column on page 3 of Final HUD-1 does not match    Testing                                                                fees.  Exception
                                                                                                                                                                                                                 most recently disclosed GFE.                                                                                                                            remains.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act
                                                                                                                                                                                                                 (Early TIL Disclosure): Initial TIL was not provided to the borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1520257658 XXXXXXXXXX XXXXXXXXXX MI    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 05/XX/2004 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               [B] State Compliance - Michigan Late Charge Percent and Amount Testing: Unable   State Compliance - Michigan Late Charge Percent and Amount Testing
                                                                                                                                                                                                                 to determine if late charge exceeds state maximum due to missing information.    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 04/XX/2004 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2004, prior to three (3) business days from transaction date of 05/XX/2004.
1519369000 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                         Title -                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Notice of Right to Cancel Missing
                                                                                                        Security                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                        Instrument is                                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - FACTA Disclosure Missing
                                                                                                        not on a                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        FNMA/FHLMC                                                                                               lookback was performed to determine this application date.  The final date used
                                                                                                        form and does                                                                                            for testing was 03/XX/2006.
                                                                                                        not contain                                                                                              [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                        the following                                                                                            Act: Notice of Right to Cancel was not provided.
                                                                                                        clauses:: ___                                                                                            [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1515302700 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2006 10/XX/2006   Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
1513403380 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2005 11/XX/2005   Primary    Refinance Rate/Term                                                        D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Federal Compliance - RESPA Disclosure - Affiliated Business            SELLER - GENERAL COMMENT GENERAL COMMENT                        Yes        TR HUD
                                                                                                                                                                                                                 For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  Arrangement Disclosure Not Provided Within 3 Business Days of          (2019-09-20): Unable to  (2019-09-20): Unable to                           Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.                           Application                                                            procure.                 procure.
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                                                                                                                                 of 12/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Prior or equal to Disbursement Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date of 11/XX/2005 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     required parties
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Used For Fee Testing
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
1512194519 XXXXXXXXXX XXXXXXXXXX MA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated   Arrangement Disclosure Missing
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
1510478550 XXXXXXXXXX XXXXXXXXXX IN    4/XX/2007  4/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
1510036838 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: General Appraisal Requirements - Due to lack of appraised value,                                                                                  Late Charge
                                                                          Other                                                                                                                                  Mortgage loan contains an impermissible late charge of greater than 5.0% or a    compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 grace period less than 15 days.                                                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 of 08/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        state (NJ).
                                                                                                                                                                                                                 lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1507540851 XXXXXXXXXX XXXXXXXXXX HI    8/XX/2007  7/XX/2007    Second     Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                               Home                                                                                                                                              Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 08/XX/2007 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
1507339857 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                                                                                                                                 of 06/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Business Days From Transaction Date
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Miscellaneous Compliance - (Doc Error) Initial GFE not provided if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
1507250160 XXXXXXXXXX XXXXXXXXXX PA    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Missing Initial Loan Application No Fees                                                                          No         TNR Testing Not
                                                                          Other                                        contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Federal Compliance - Disbursement Date Missing                                                                                                    Required
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                       Final Title.                                                                              fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       State Compliance - Pennsylvania Subordinate Lien Late Charge Grace
                                                                                                                                                                                                                 disclosure requirements.                                                         Period Testing
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 01/XX/2006 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Not Provided
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is X months prior to consummation.  A
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                 for testing was 07/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] State Compliance - Pennsylvania Subordinate Lien Late Charge Grace Period
                                                                                                                                                                                                                 Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1503159472 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: State Compliance - California Primary Residence Late Charge Percent                                                                               -
                                                                          Other                                                                                                                                  Unable to determine if late charge exceeds state maximum due to missing          Testing
                                                                                                                                                                                                                 information.                                                                     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   same lender refi
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 of 08/XX/2007 used as disbursement date for compliance testing.                  Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
1500184494 XXXXXXXXXX XXXXXXXXXX TX    11/XX/2005 10/XX/2005   Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
1498208382 XXXXXXXXXX XXXXXXXXXX KY    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 04/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1497085340 XXXXXXXXXX XXXXXXXXXX IL    12/XX/2002 11/XX/2002   Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Notice of Right to Cancel Missing                                                                                 Yes        TR
                                                                          Other                                        contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Federal Compliance - Missing Initial Loan Application No Fees                                                                                     Indeterminable
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                       Final Title.                                                                              fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       Not Provided
                                                                                                                                                                                                                 disclosure requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1496172690 XXXXXXXXXX XXXXXXXXXX IL    11/XX/2007 11/XX/2007   Investment Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                           contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                       preliminary or                                                                            practicable time after using credit score.
                                                                                                                       final title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007.
1493415244 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2004  4/XX/2004    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Property Type Not Provided                                                                                                   -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Preliminary or                                                                            application date of 04/XX/2004 which is X months prior to consummation. A        same lender refi
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 11/XX/2003.                                                      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    General Appraisal Requirements - Due to lack of appraised value, lender refi: Original Lender was not able to be determined. Unable to determine  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
1491732783 XXXXXXXXXX XXXXXXXXXX MA    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       D           D           D           D           D                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business                                                                            Yes        TR
                                                                          Debt Consolidation                                                                                                                                                                                                      Arrangement Disclosure Not Provided Within 3 Business Days of                                                                                     Indeterminable
                                                                                                                                                                                                                                                                                                  Application                                                                                                                                       (UAL State)
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Final HUD-1:  Title Co. Closing Statement
                                                                                                                                                                                                                                                                                                  Used For Fee Testing
1489159458 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date State Compliance - 5% late charge exceeds 2% maximum per state (NY).
                                                                                                                       Preliminary or                                                                            of 05/XX/2006 used as disbursement date for compliance testing.                  State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   state (NY).
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date of 04/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 period less than minimum per state.                                              compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1487106040 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Under disclosure due to a variance in the TIL                                                                                -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date payment stream and the calculated payment stream.
                                                                                                                       Preliminary or                                                                            of 05/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            or
                                                                                                                                                                                                                 application date of 04/XX/2006 which is X months prior to consummation. A        dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 for testing was 11/XX/2005.                                                      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Application
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 missing information.                                                             compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.                                    by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1484112016 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2007  5/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    or
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Required Parties
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all   Closing / Title - TIL appears to be final but not signed nor initialed parties whose ownership interest is or will be subject to the security interest. by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1483272307 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2006 10/XX/2006   Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                       contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            application date of 10/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1479120936 XXXXXXXXXX XXXXXXXXXX VA    9/XX/2006  8/XX/2006    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1477181978 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            of 06/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 05/XX/2006 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1472442844 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2007 11/XX/2007   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL in file indicated to be Final, Expected                                                                                  -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Funding Date, same as Disbursement date or Note date, but is not
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   signed or dated by borrower, so can't confirm that borrower received.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date of 11/XX/2007 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 for testing was 11/XX/2007.                                                      Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        Closing / Title - TIL appears to be Final but not signed or initialed
                                                                                                                                                                                                                 Application Date.                                                                by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1470155879 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2005 12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                          -
                                                                          Other                                                                                                                                  Act (HELOC): HELOC Brochure not provided to borrower.
1467289853 XXXXXXXXXX XXXXXXXXXX MA    9/XX/2007  8/XX/2007    Primary    Refinance UTD                                File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 09/XX/2007 used as disbursement date for compliance testing.                  State Compliance - 5% late charge exceeds 3% maximum per state (MA).
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     state (MA).
                                                                                                                                                                                                                 Application Date.                                                                State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    Application
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Federal Compliance - Property Type Not Provided file of document or worksheet indicating how the lender determined that the home Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              same lender refi
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Grace Period Testing:  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Note grace period less than minimum per state.                                   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Open End Late Charge Percent and Amount     Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Testing: Note late charge exceeds maximum per state.                             Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a lookback was performed to determine this application date.  The final date used  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 for testing was 03/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
1466977884 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2013 9/XX/2013    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 10/XX/2013 used as disbursement date for compliance testing.                  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Tangible Net Benefit Worksheet Not in File file of document or worksheet indicating how the lender determined that the home State Compliance - Massachusetts Late Charge Percent Testing
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                by borrower.
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Mortgage Lender and Broker Regulation       State Compliance - Massachusetts Mortgage Lender and Broker Regulation
                                                                                                                                                                                                                 (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker        (Ability to Repay not Verified)
                                                                                                                                                                                                                 Regulation:  File does not contain evidence that analysis of borrower's ability  Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 to repay was performed based on verified income, obligations, assets, and/or     funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 employment using PITI payment based on fully indexed rate and fully amortizing   or
                                                                                                                                                                                                                 payment, if applicable                                                           dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts MLBR (Missing Data) Document Type Not       Federal Compliance - TIL-MDIA - Initial TIL Missing
                                                                                                                                                                                                                 Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to       State Compliance - Massachusetts MLBR (Missing Data) Document Type Not
                                                                                                                                                                                                                 determine if the borrower was required to provide a signed statement disclosing  Provided
                                                                                                                                                                                                                 their income due to missing document type.                                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 09/XX/2013 which is X months prior to consummation. A        Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Final HUD-1 Inaccurate
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   GFE Inaccurate
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.   Federal Compliance - RESPA -  Initial GFE Not Provided Within 3
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru Date  Business Days of Application
                                                                                                                                                                                                                 Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business Federal Compliance - RESPA (2010) -   GFE Settlement charges Good Thru
                                                                                                                                                                                                                 day availability for estimate of charges and terms for all other settlement      Date Less than 10 Days
                                                                                                                                                                                                                 charges.                                                                         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA -  Initial GFE Not Provided Within 3 Business     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Days of Application: Unable to determine compliance with timing requirements due General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 to missing Initial Loan Application Date.                                        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on GFE   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Inaccurate: RESPA (2010): GFE indicates no prepayment penalty for loan           Miscellaneous Compliance - (Doc Error) GFE Error: There is no evidence
                                                                                                                                                                                                                 containing prepayment penalty.                                                   that the interest rate was locked prior to closing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA (2010) -  Prepayment Penalty Information on Final
                                                                                                                                                                                                                 HUD-1 Inaccurate: RESPA (2010): Final HUD-1 indicates no prepayment penalty for loan containing prepayment penalty.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2013, prior to three (3) business days from transaction date of 10/XX/2013.
                                                                                                                                                                                                                 [B] Federal Compliance - TIL-MDIA - Initial TIL Missing: Truth in Lending Act
                                                                                                                                                                                                                 (Early TIL Disclosure): Initial TIL was not provided to the borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1465421867 XXXXXXXXXX XXXXXXXXXX WA    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Preliminary or                                                                            of 12/XX/2007 used as disbursement date for compliance testing.                  Provided Timely
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1463370931 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2008  2/XX/2008    Primary    Purchase                                                                   D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.                                                                 Yes        TR
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable      Federal Compliance - TIL in file indicated to be final, expected                                                                                  Indeterminable
                                                                                                                                                                                                                 Federal, State or Local compliance testing is unreliable.                        funding date same as disbursement and/or note date but is not signed                                                                              (UAL State)
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 of 02/XX/2008 used as disbursement date for compliance testing.                  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Testing signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1459743329 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2006 11/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1459552300 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Home Improvement                                                                                                                       application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005.
1457758245 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2007 11/XX/2007   Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title.                                                                              Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 by closing.                                                                      by Borrowers
1452116594 XXXXXXXXXX XXXXXXXXXX SC    9/XX/2006  9/XX/2006    Primary    Purchase                                                                   B           B           B           B           B                                                                                            State Compliance - 5% late charge ($21.25) exceeds $18.50 maximum per                                                                             -
                                                                                                                                                                                                                                                                                                  state (SC)
                                                                                                                                                                                                                                                                                                  State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                                                                                                  Disclosure Not Provided)
                                                                                                                                                                                                                                                                                                  Federal Compliance - Federal FACTA Disclosure Timing Test
1451807453 XXXXXXXXXX XXXXXXXXXX CO    12/XX/2007 12/XX/2007   Primary    Refinance Rate/Term                          File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                                                                       contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
1447475142 XXXXXXXXXX XXXXXXXXXX CT    6/XX/2002  5/XX/2002    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - Property Type Not Provided                                                                                                   -
                                                                          Other                                        contain either                                                                            Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                       Final Title                                                                               in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 05/XX/2002 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
1445106876 XXXXXXXXXX XXXXXXXXXX UT    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Final TIL Not Provided to Borrower At or Before                                                                              -
                                                                          Other                                        contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Consummation
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         same lender refi
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1439904694 XXXXXXXXXX XXXXXXXXXX MA    1/XX/2006  12/XX/2005   Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Preliminary or                                                                            of 01/XX/2006 used as disbursement date for compliance testing.                  funding date same as disbursement and/or note date but is not signed
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably State Compliance - 4% late charge exceeds 3% per state (MA)
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 application date of 12/XX/2005 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   by borrower.
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1439036287 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        by borrower
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Consummation
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.                                 Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1434914191 XXXXXXXXXX XXXXXXXXXX FL    7/XX/2009  6/XX/2009    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                        Security                                                                                                 of 07/XX/2009 used as disbursement date for compliance testing.                  Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Non Same Lender Refinance
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        FNMA/FHLMC                                                                                               application date of 06/XX/2009 which is X months prior to consummation. A        Business Days From Transaction Date
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                        not contain                                                                                              [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        the following                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        clauses:: ___                                                                                            if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 missing information.                                                             Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2009, prior to three (3) business days from transaction date of 07/XX/2009.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1433565275 XXXXXXXXXX XXXXXXXXXX CT    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            of 07/XX/2007 used as disbursement date for compliance testing.                  or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Under disclosure is not a fee issue - appears to
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            be DSI related.
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 for testing was 01/XX/2007.                                                      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     same lender refi
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 missing information.                                                             Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      by borrower.
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1433438831 XXXXXXXXXX XXXXXXXXXX VA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            application date of 09/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 04/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1431206787 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Missing Initial Loan Application Test                                                                                        Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  Federal Compliance - Property Type Not Provided
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 04/XX/2006 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     state (NJ).
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1429413151 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 Unable to determine if late charge exceeds state maximum due to missing          State Compliance - Review of late charge matrix, late charge of 6%
                                                                                                                                                                                                                 information.                                                                     over 10 days or $5 minimum was within the rules for the state of CA
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1429381202 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2007 10/XX/2007   Primary    Purchase                                                                   D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Federal Compliance - FACTA Disclosure Missing                          REVIEWER - GENERAL       GENERAL COMMENT                        Yes        TR HUD
                                                                                                                                                                                                                 For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  General Appraisal Requirements - Due to lack of appraised value,       COMMENT (2019-09-18):    (2019-09-18): The issue                           Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.                           compliance tests requiring an LTV were run off an assumed value of a   Received signed combined cited has either been
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        contract sales price or original loan amount, whichever applies.       first and second lien    resolved or was
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - RESPA Disclosure - Affiliated Business            Final HUD, however       determined to not be an
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of          second lien fees only    exception as noted. The
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application                                                            disclosed in a lump sum  HUD has been located and
                                                                                                                                                                                                                 application date of 10/XX/2007 which is X months prior to consummation. A        Federal Compliance - Property Type Not Provided                        fee. Exception for       uploaded as XXX
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test             unsigned HUD remains.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - (Missing Data) Last Rate Set Date                 SELLER - GENERAL COMMENT
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped (2019-09-18): The issue
                                                                                                                                                                                                                 testing may be impacted.                                                         Used For Fee Testing                                                   cited has either been
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set                                                                          resolved or was
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor                                                                          determined to not be an
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.                                                                          exception as noted. The
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement                                                                             HUD has been located and
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure                                                                         uploaded as XXX
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
1428911368 XXXXXXXXXX XXXXXXXXXX VA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 04/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1428711360 XXXXXXXXXX XXXXXXXXXX RI    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       C           C           C           C           C           [C] State Compliance - Rhode Island Home Loan (Invoices for Third Party Fees Not State Compliance - Rhode Island Home Loan (Invoices for Third Party    SELLER - GENERAL COMMENT GENERAL COMMENT                                   State - NC
                                                                          Other                                                                                                                                  in File - Unable to Determined if Bona Fide): Rhode Island Home Loan: No         Fees Not in File - Unable to Determined if Bona Fide)                  (2019-08-05): The        (2019-08-05): The
                                                                                                                                                                                                                 documentation in loan file to confirm third party fees listed on the HUD-1.                                                                             missing invoices for     missing invoices for
                                                                                                                                                                                                                                                                                                                                                                         third party fees         third party fees
                                                                                                                                                                                                                                                                                                                                                                         documentation has been   documentation has been
                                                                                                                                                                                                                                                                                                                                                                         located. The final HUD-1 located. The final HUD-1
                                                                                                                                                                                                                                                                                                                                                                         reflects a third party   reflects a third party
                                                                                                                                                                                                                                                                                                                                                                         fee for the credit       fee for the credit
                                                                                                                                                                                                                                                                                                                                                                         report in the amount of  report in the amount of
                                                                                                                                                                                                                                                                                                                                                                         $7.37. The invoice       $7.37. The invoice
                                                                                                                                                                                                                                                                                                                                                                         alternate document that  alternate document that
                                                                                                                                                                                                                                                                                                                                                                         reflects the credit      reflects the credit
                                                                                                                                                                                                                                                                                                                                                                         report fee charges is    report fee charges is
                                                                                                                                                                                                                                                                                                                                                                         located on the credit    located on the credit
                                                                                                                                                                                                                                                                                                                                                                         report.  Please note     report.  Please note
                                                                                                                                                                                                                                                                                                                                                                         that this is an          that this is an
                                                                                                                                                                                                                                                                                                                                                                         acceptable form of an    acceptable form of an
                                                                                                                                                                                                                                                                                                                                                                         invoice as the Lender    invoice as the Lender
                                                                                                                                                                                                                                                                                                                                                                         would only receive       would only receive
                                                                                                                                                                                                                                                                                                                                                                         monthly billing          monthly billing
                                                                                                                                                                                                                                                                                                                                                                         statements for all       statements for all
                                                                                                                                                                                                                                                                                                                                                                         credits reports obtained credits reports obtained
                                                                                                                                                                                                                                                                                                                                                                         on a monthly basis and   on a monthly basis and
                                                                                                                                                                                                                                                                                                                                                                         not an individual        not an individual
                                                                                                                                                                                                                                                                                                                                                                         invoice for each credit  invoice for each credit
                                                                                                                                                                                                                                                                                                                                                                         report obtained.         report obtained.
                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                         COMMENT (2019-08-06):
                                                                                                                                                                                                                                                                                                                                                                         Document provided in
                                                                                                                                                                                                                                                                                                                                                                         connection with Credit
                                                                                                                                                                                                                                                                                                                                                                         Report Fee charges.
                                                                                                                                                                                                                                                                                                                                                                         Missing invoice for
                                                                                                                                                                                                                                                                                                                                                                         Flood Cert to third
                                                                                                                                                                                                                                                                                                                                                                         party to confirm amount
                                                                                                                                                                                                                                                                                                                                                                         charged is bona fide.
1426787173 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Notice of Right to Cancel Expiration Date                                                                               -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an            Prior or equal to Disbursement Date
                                                                                                                       Preliminary or                                                                            application date of 03/XX/2007 which is X months prior to consummation. A        Federal Compliance - Unable to determine under disclosure due to
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.                       missing the TIL itemization of amount financed.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    same lender refi
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 testing may be impacted.                                                         Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Business Days From Transaction Date
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      State Compliance - 4% late charge exceeds 2% maximum for NY.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Application
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.                                    Closing / Title - TIL appears to be final but not signed or initialed
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         by borrower
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1425156269 XXXXXXXXXX XXXXXXXXXX GA    10/XX/2007 9/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 10/XX/2007 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 09/XX/2007 which is X months prior to consummation. A        Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TILA Rescission - Disbursement Date Less than 3 lender refi: Original Lender was not able to be determined. Unable to determine  Business Days From Transaction Date
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 missing information.                                                             contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1421704726 XXXXXXXXXX XXXXXXXXXX NC    3/XX/2006  2/XX/2006    Primary    Refinance UTD                                File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                       contain either                                                                            application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            application date of 02/XX/2006 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.                       compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1419644176 XXXXXXXXXX XXXXXXXXXX PA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Debt Consolidation                                                                                                                     Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 10/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1419301842 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          by borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Consummation
                                                                                                                                                                                                                 application date of 04/XX/2007 which is X months prior to consummation. A        Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Required Parties
                                                                                                                                                                                                                 for testing was 11/XX/2006.                                                      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1418978321 XXXXXXXXXX XXXXXXXXXX MA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
1418201914 XXXXXXXXXX XXXXXXXXXX MA    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B                                                                                            Federal Compliance - Missing Initial Loan Application Test                                                                                        -
1416752474 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -          [B] Closing /  File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Unable to determine under disclosure due to                                                                                  -
                                                                          Other                         Title -        contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          missing Itemization of Amount Financed.
                                                                                                        Security       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Property Type Not Provided
                                                                                                        Instrument is  Final Title.                                                                              application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        not on a                                                                                                 application date of 05/XX/2005 which is X months prior to consummation. A        same lender refi
                                                                                                        FNMA/FHLMC                                                                                               lookback was performed to determine this application date.                       Federal Compliance - Missing Initial Loan Application Test
                                                                                                        form and does                                                                                            [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - FACTA Disclosure Missing
                                                                                                        not contain                                                                                              lender refi: Original Lender was not able to be determined. Unable to determine  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        the following                                                                                            if correct TILA rescission form was used.                                        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                        clauses:: ___                                                                                            [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
1415647055 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Under disclosure due to the Daily Simple Interest                                                                            -
                                                                          Other                                        contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably calculation payment stream.
                                                                                                                       Preliminary or                                                                            practicable time after using credit score.                                       Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        by borrower.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 for testing was 06/XX/2006.                                                      funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    State Compliance - Late charge not allowed per state (NY) - max late lender refi: Original Lender was not able to be determined. Unable to determine  charge for NY is 2% - note states 4%
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1412331559 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
1411210834 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                                                                                                                     lender refi: Original Lender was not able to be determined. Unable to determine  same lender refi
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Missing
                                                                                                                                                                                                                 Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
1410832501 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2006  7/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1409825097 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date of 06/XX/2006 which is X months prior to consummation. A        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
1409465938 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2007  2/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            State Compliance - Late charge not allowed per state (NY) - max late
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        charge for NY is  2% - note states  5% but not less than $85.60 not to
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       exceed $85.60.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
1407644652 XXXXXXXXXX XXXXXXXXXX TX    9/XX/2005  8/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Notice of Right to Cancel Expiration Date                                                                               -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Prior or equal to Disbursement Date
                                                                                                                                                                                                                 application date of 08/XX/2005 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
1404999972 XXXXXXXXXX XXXXXXXXXX CA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                                                                                                                  Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated same lender refi
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.                                    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                                                                                                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                                                                                                  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                                                                                                  General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                  Closing / Title - TIL appears to be final but not signed nor initialed by borrower.
                                                                                                                                                                                                                                                                                                  Federal Compliance - TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                                                                                                  Required Parties
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                  Business Days From Transaction Date
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disclosed payment on Note of $1,213.35 does not correspond with the loan amount, loan term, and interest rate on the loan.
                                                                                                                                                                                                                                                                                                  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
1401785525 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term           [B] Closing /  File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                        Title -        contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably funding date same as disbursement and/or note date but is not signed
                                                                                                        Security       Preliminary or                                                                            practicable time after using credit score.                                       or dated by borrower so cannot confirm that borrower received
                                                                                                        Instrument is  Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Required Parties
                                                                                                        FNMA/FHLMC                                                                                               application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - Erroneous under disclosure due to DSI.
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.  The final date used  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                        not contain                                                                                              for testing was 09/XX/2006.                                                      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        the following                                                                                            [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        clauses:: ___                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Application
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      same lender refi
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Application Date.                                                                General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 timing requirements.                                                             Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      by borrower.
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1399300034 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                        contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title.                                                                              lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     same lender refi
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required  Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all   by borrower.
                                                                                                                                                                                                                 parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1395806664 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  2/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: State Compliance - California Primary Residence Late Charge Percent                                                                               -
                                                                                                                                                                                                                 Unable to determine if late charge exceeds state maximum due to missing          Testing
                                                                                                                                                                                                                 information.
1394427981 XXXXXXXXXX XXXXXXXXXX ME    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
1393758243 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2008  12/XX/2007   Primary    Refinance Cash-out -          [B] Closing /  File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Property Type Not Provided                                                                                                   -
                                                                          Other                         Title -        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                        Security       Preliminary or                                                                            of 01/XX/2008 used as disbursement date for compliance testing.                  by borrower.
                                                                                                        Instrument is  Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TIL in file indicated to be final, expected
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            funding date same as disbursement and/or note date but is not signed
                                                                                                        FNMA/FHLMC                                                                                               application date of 12/XX/2007 which is X months prior to consummation. A        or
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.  The final date used  dated by borrower so cannot confirm that borrower received.
                                                                                                        not contain                                                                                              for testing was 07/XX/2007.                                                      Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        the following                                                                                            [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Business Days From Transaction Date
                                                                                                        clauses:: ___                                                                                            Type. If property type is other than single family residence, state and federal  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Application
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 missing information.                                                             Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 timing requirements.                                                             contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1393274557 XXXXXXXXXX XXXXXXXXXX MD    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Property Type Not Provided
                                                                                                                       Preliminary or                                                                            of 03/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 02/XX/2006 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1390679102 XXXXXXXXXX XXXXXXXXXX RI    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            of 01/XX/2007 used as disbursement date for compliance testing.                  or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Unable to determine under disclosure due to
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            missing Itemization of Amount Financed.
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 for testing was 07/XX/2006.                                                      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.   Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   by borrower.
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 missing information.                                                             compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1389792510 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                          -
                                                                          Other                                                                                                                                  Act (HELOC): HELOC Brochure not provided to borrower.
1389712754 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2007  1/XX/2007    Investment Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other
1388005655 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  6/XX/2007    Primary    Purchase                      [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        Security                                                                                                 of 07/XX/2007 used as disbursement date for compliance testing.                  Application
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Disbursement Date Missing
                                                                                                        FNMA/FHLMC                                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - FACTA Disclosure Missing
                                                                                                        form and does                                                                                            application date located in file.  Compliance tests were run using an
                                                                                                        not contain                                                                                              application date of 06/XX/2007 which is X months prior to consummation. A
                                                                                                        the following                                                                                            lookback was performed to determine this application date.
                                                                                                        clauses:: ___                                                                                            [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
1386982984 XXXXXXXXXX XXXXXXXXXX IL    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Missing Initial Loan Application No Fees                                                                          Yes        TR
                                                                          Other                                        contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Federal Compliance - Disbursement Date Missing                                                                                                    Indeterminable
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                       Final Title.                                                                              fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  General Appraisal Requirements - Due to lack of appraised value, in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 disclosure requirements.                                                         Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Not Provided
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1381882668 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2007  5/XX/2007    Primary    Refinance UTD                                File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                       contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Disbursement Date Missing
                                                                                                                       Preliminary or                                                                            of 06/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable State Compliance - Late charge per note is 5% and maximum per NY is
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     2%.
                                                                                                                                                                                                                 Application Date.                                                                State Compliance - Grace period per note is 10 days and minimum per NY
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    is 15 days.
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Provided Timely
                                                                                                                                                                                                                 for testing was 12/XX/2006.                                                      Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 period less than minimum per state.                                              compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1380040697 XXXXXXXXXX XXXXXXXXXX GA    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Right of Rescission Timing - Note Date used as                                                                               -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Transaction Date
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as          Application
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note    Miscellaneous Compliance - Initial GFE not found.
                                                                                                                                                                                                                 date used as transaction date for purposes of determining compliance with rescission timing requirements
1378267423 XXXXXXXXXX XXXXXXXXXX NC    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      same lender refi
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
1367748734 XXXXXXXXXX XXXXXXXXXX CT    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 09/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 for testing was 03/XX/2007.                                                      Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007.
1365527967 XXXXXXXXXX XXXXXXXXXX CT    8/XX/2008  7/XX/2008    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date same lender refi
                                                                                                                       Preliminary or                                                                            of 08/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 07/XX/2008 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2008, prior to three (3) business days from transaction date of 08/XX/2008.
1362634602 XXXXXXXXXX XXXXXXXXXX MA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable State Compliance - Massachusetts Home Loan - Borrower's Interest                                                                                  -
                                                                          Other                                                                                                                                  to determine compliance with timing requirements due to missing Initial Loan     Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Provided Timely
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
1362326910 XXXXXXXXXX XXXXXXXXXX NJ    10/XX/2005 9/XX/2005    Primary    Refinance Cash-out -          [B] Closing /  File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                         Title -        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date General Appraisal Requirements - Due to lack of appraised value,
                                                                                                        Security       Preliminary or                                                                            of 10/XX/2005 used as disbursement date for compliance testing.                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        Instrument is  Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                        FNMA/FHLMC                                                                                               application date of 09/XX/2005 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.  The final date used  Federal Compliance - Property Type Not Provided
                                                                                                        not contain                                                                                              for testing was 04/XX/2005.                                                      Federal Compliance - Missing Initial Loan Application Test
                                                                                                        the following                                                                                            [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Disbursement Date Missing
                                                                                                        clauses:: ___                                                                                            Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1358648364 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B                                                                                            Closing / Title - TIL in file indicated to be final is not signed or                                                                              -
                                                                          Other                                        contain either                                                                                                                                                             dated by borrower so cannot confirm that borrower received.
                                                                                                                       Preliminary or                                                                                                                                                             Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                       Final Title.                                                                                                                                                               Consummation
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                                                                                                  Prior or equal to Disbursement Date
                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                                                                                                  Required Parties
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                                                                                                  Business Days From Transaction Date
                                                                                                                                                                                                                                                                                                  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                                                                                                  State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                                                                                                  General Appraisal Requirements - Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
1358386993 XXXXXXXXXX XXXXXXXXXX MD    12/XX/2006 11/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 of 12/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1357786276 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      same lender refi
                                                                                                                                                                                                                 Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
1352591142 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2008  3/XX/2008    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                        contain either                                                                            and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            Application Date and Transaction Date used to determine rate used for testing.   Application
                                                                                                                       Final Title                                                                               [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
1352074677 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2006  8/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 of 09/XX/2006 used as disbursement date for compliance testing.                  Application
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
1352032032 XXXXXXXXXX XXXXXXXXXX NY    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                       Preliminary or                                                                            application date of 10/XX/2006 which is X months prior to consummation. A        Federal Compliance - TILA - Final TIL Missing
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used  Federal Compliance - Notice of Right to Cancel Missing for testing was 05/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1351898499 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007.
1345087529 XXXXXXXXXX XXXXXXXXXX KY    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
1343817805 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2003 9/XX/2003    Primary    UTD UTD                                                                    D           D           D           D           D                                                                                            Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement   REVIEWER - GENERAL                                              UTD        Indeterminable
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely   COMMENT (2019-01-11):
                                                                                                                                                                                                                                                                                                  Federal Compliance - (Missing Data) Unable to determine if loan is a   HELOC Agreement
                                                                                                                                                                                                                                                                                                  same lender refi                                                       provided.  Agreement
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application No Fees          does not include Costs
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing                         and Fees at Account
                                                                                                                                                                                                                                                                                                  General Appraisal Requirements - Due to lack of appraised value,       opening.  Exception
                                                                                                                                                                                                                                                                                                  compliance tests requiring an LTV were run off an assumed value of a   remains.
                                                                                                                                                                                                                                                                                                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                  Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                                                                                                  Not Provided
1341224406 XXXXXXXXXX XXXXXXXXXX OR    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee      Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For                                                                    Yes        TR
                                                                          Debt Consolidation                                                                                                                     Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal,  Fee Testing                                                                                                                                       Indeterminable
                                                                                                                                                                                                                 State or Local compliance testing.
1339006393 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                        contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            practicable time after using credit score.                                       or
                                                                                                                       Final Title.                                                                              [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    dated by borrower so cannot confirm that borrower received
                                                                                                                                                                                                                 Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  Closing / Title - TIL appears to be final but not signed nor initialed file of document or worksheet indicating how the lender determined that the home by borrower.
                                                                                                                                                                                                                 loan is in the borrower's interest.                                              Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Late Charge Percent Testing: Note late      Required Parties
                                                                                                                                                                                                                 charge exceeds maximum per state.                                                State Compliance - Massachusetts Late Charge Percent Testing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Tangible Net Benefit Worksheet Not in File
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  same lender refi
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1336659036 XXXXXXXXXX XXXXXXXXXX MA    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] State Compliance - Massachusetts Home Loan - Borrower's Interest Tangible    State Compliance - Massachusetts Prepayment Penalty                                                                                               -
                                                                          Debt Consolidation                           contain either                                                                            Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan  State Compliance - Massachusetts Home Loan - Borrower's Interest
                                                                                                                       Preliminary or                                                                            file of document or worksheet indicating how the lender determined that the home Tangible Net Benefit Worksheet Not in File
                                                                                                                       Final Title.                                                                              loan is in the borrower's interest.                                              Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] State Compliance - Massachusetts Prepayment Penalty: Massachusetts           Arrangement Disclosure Missing
                                                                                                                                                                                                                 Prepayment Penalty:  Prepayment penalty not permissible on a partial prepayment.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
1336086528 XXXXXXXXXX XXXXXXXXXX CA    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 application date of 10/XX/2007 which is X months prior to consummation. A        or
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 for testing was 05/XX/2007.                                                      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        Application
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission by borrower.
                                                                                                                                                                                                                 timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1333453320 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2008  4/XX/2008    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 05/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 application date of 04/XX/2008 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Application
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Miscellaneous Compliance - (Doc Error) Initial GFE not provided missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1331940821 XXXXXXXXXX XXXXXXXXXX FL    12/XX/2005 11/XX/2005   UTD        UTD UTD                                      No evidence of                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                                                                       Preliminary or                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Final Title in                                                                            of 12/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       file.                                                                                     [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 11/XX/2005 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    same lender refi
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005.
1330860384 XXXXXXXXXX XXXXXXXXXX KY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
1325212519 XXXXXXXXXX XXXXXXXXXX UT    11/XX/2004 10/XX/2004   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            of 11/XX/2004 used as disbursement date for compliance testing.                  State Compliance - Utah Prepayment Penalty Test
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2004, prior to three (3) business days from transaction date of 11/XX/2004.
                                                                                                                                                                                                                 [B] State Compliance - Utah Prepayment Penalty Test: Utah Prepayment Penalty:
                                                                                                                                                                                                                 Junior lien loan contains a prepayment penalty without offering the borrower the option of a loan without a prepayment penalty or a  loan containing a prepayment penalty with rate/fees lower than the loan without prepay.
1321477123 XXXXXXXXXX XXXXXXXXXX MN    11/XX/2005 10/XX/2005   Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
1321311786 XXXXXXXXXX XXXXXXXXXX CO    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 02/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1319342170 XXXXXXXXXX XXXXXXXXXX GA    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       the                                                                                       of 09/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                       Final Title.                                                                              Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 practicable time after using credit score.                                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Application
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Application Date.                                                                Required Parties
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Payoff Statement Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A        same lender refi
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 for testing was 03/XX/2006.                                                      Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    General Appraisal Requirements - Due to lack of appraised value, lender refi: Original Lender was not able to be determined. Unable to determine  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Payoff Statement Missing: Missing Payoff Statement:
                                                                                                                                                                                                                 Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1317769445 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  3/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                B           B           B           B           B           [B] State Compliance - California Primary Residence Late Charge Percent Testing: Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                         Title -                                                                                                  Unable to determine if late charge exceeds state maximum due to missing          Business Days From Transaction Date
                                                                                                        Security                                                                                                 information.                                                                     State Compliance - California Primary Residence Late Charge Percent
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Testing
                                                                                                        not on a                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                        FNMA/FHLMC                                                                                               of 04/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                        form and does                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of
                                                                                                        not contain                                                                                              application date located in file.  Compliance tests were run using an
                                                                                                        the following                                                                                            application date of 03/XX/2006 which is X months prior to consummation. A
                                                                                                        clauses:: ___                                                                                            lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006.
1312709129 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Creditor did not provide FACTA Credit Score Disclosure.                          Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
1311403586 XXXXXXXXXX XXXXXXXXXX IL    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
1308381750 XXXXXXXXXX XXXXXXXXXX NY    10/XX/2006 9/XX/2006    UTD        UTD UTD                                                                    D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Federal Compliance - Notice of Right to Cancel Missing                                                                                 UTD        Indeterminable
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable      Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 Federal, State or Local compliance testing is unreliable.                        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 of 10/XX/2006 used as disbursement date for compliance testing.                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an         compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date of 09/XX/2006 which is X months prior to consummation.  A       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 for testing was 04/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees Testing were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1306622569 XXXXXXXXXX XXXXXXXXXX AZ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
1302313302 XXXXXXXXXX XXXXXXXXXX AL    7/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                        contain either                                                                            Act: Notice of Right to Cancel was not provided.                                 Federal Compliance - TILA - Final TIL Missing
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title
1298611078 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2008  2/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8                                                                             -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)
                                                                                                                                                                                                                 application date of 02/XX/2008 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Incorrect Right To Cancel Form Used - H-8 Used
                                                                                                                                                                                                                 on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
1297150018 XXXXXXXXXX XXXXXXXXXX GA    10/XX/2006 8/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - Georgia Home Loan (Arbitration Clause): Georgia Home      State Compliance - Georgia Home Loan (Arbitration Clause)                                                                                         -
                                                                                                                                                                                                                 Loan: Mortgage loan contains an unfair or oppressive arbitration clause.         Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
1287295049 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - New York Prepayment Penalty Junior Lien                                                                                        -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007.
                                                                                                                                                                                                                 [B] State Compliance - New York Prepayment Penalty Junior Lien: New York
                                                                                                                                                                                                                 Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien loan.
1285168460 XXXXXXXXXX XXXXXXXXXX MA    8/XX/2005  7/XX/2005    Primary    Purchase                      [C]                                          B           B           B           B           B           [B] Federal Compliance - ARM Disclosure Timing: TIL variable rate disclosure:    Federal Compliance - CHARM Booklet Disclosure Status                                                                                              -
                                                                                                        Application /                                                                                            ARM loan program disclosure not provided to the borrower within three (3) days   Federal Compliance - ARM Disclosure Timing
                                                                                                        Processing -                                                                                             of application.
                                                                                                        FEMA Disaster                                                                                            [B] Federal Compliance - CHARM Booklet Disclosure Status: TIL variable rate
                                                                                                        Issue: The                                                                                               disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not
                                                                                                        most recent                                                                                              provided to the borrower.
                                                                                                        valuation
                                                                                                        inspection is
                                                                                                        dated prior to
                                                                                                        the most
                                                                                                        recent FEMA
                                                                                                        disaster.:
                                                                                                        Disaster Date:
                                                                                                        ___
                                                                                                        Inspection
                                                                                                        Date: ___
1282697325 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                          -
                                                                          Other                                                                                                                                  Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 of account opening.                                                              Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.
1273926731 XXXXXXXXXX XXXXXXXXXX MD    4/XX/2007  3/XX/2007    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
1268645924 XXXXXXXXXX XXXXXXXXXX OH    12/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            State Compliance - 5.0009% late charge exceeds 5% maximum per state                                                                               -
                                                                          Debt Consolidation                                                                                                                                                                                                      (OH)
                                                                                                                                                                                                                                                                                                  State Compliance - 5.0009% late charge exceeds 5% maximum per state
                                                                                                                                                                                                                                                                                                  (OH)
1267596661 XXXXXXXXXX XXXXXXXXXX MD    3/XX/2007  2/XX/2007    Investment Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
1264389972 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2008  1/XX/2008    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
1255972273 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                                                                                                                                 of 06/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Final TIL Finance Charge Under Disclosed
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Application
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 missing information.                                                             compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1249535032 XXXXXXXXXX XXXXXXXXXX NY    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Right to Cancel missing                                                                                                      -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            of 01/XX/2007 used as disbursement date for compliance testing.                  State Compliance - 5% late charge exceeds 2% maximum per state (NY)
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     state (NY)
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value, lookback was performed to determine this application date.  The final date used  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 for testing was 07/XX/2006.                                                      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1246866653 XXXXXXXXXX XXXXXXXXXX WI    11/XX/2006 10/XX/2006   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1243856386 XXXXXXXXXX XXXXXXXXXX AZ    11/XX/2002 10/XX/2002   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                                                                                                    -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            of 11/XX/2002 used as disbursement date for compliance testing.                  Federal Compliance - Property Type Not Provided
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 of account opening.                                                              Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 to borrower at time of account opening.                                          compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1243137964 XXXXXXXXXX XXXXXXXXXX CT    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                       Preliminary of                                                                            of 12/XX/2004 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 application date of 11/XX/2004 which is X months prior to consummation. A        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004.
1240547349 XXXXXXXXXX XXXXXXXXXX OR    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            of 03/XX/2007 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title"                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Business Days From Transaction Date
                                                                                                                                                                                                                 Application Date.                                                                State Compliance - Oregon Late Charge Grace Period Testing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Application
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            same lender refi
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 for testing was 09/XX/2006.                                                      Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] State Compliance - Oregon Late Charge Grace Period Testing: Note grace       Provided Timely
                                                                                                                                                                                                                 period less than minimum per state.                                              Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
1238242588 XXXXXXXXXX XXXXXXXXXX IN    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Home Improvement                                                                                                                                                                                                        Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi
1236548381 XXXXXXXXXX XXXXXXXXXX TX    4/XX/2005  3/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         Federal Compliance - TIL itemization did not disclose a Processing Fee
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      of $100.00 and a Prepaid Interest Fee of $296.40 as prepaid finance
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated charges.
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
1234669216 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -          [B] Closing /  The Security                  B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Notice of Right to Cancel Expiration Date                                                                               -
                                                                          Debt Consolidation            Title -        Instrument is                                                                             Evidence of disbursement date not found in file. Security Instrument Notary Date Prior or equal to Disbursement Date
                                                                                                        Security       a short form                                                                              of 03/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Instrument is  and clauses                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                        not on a       were not                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Property Type Not Provided
                                                                                                        FNMA/FHLMC     provided.                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.                       same lender refi
                                                                                                        not contain                                                                                              [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Missing Initial Loan Application Test
                                                                                                        the following                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - Disbursement Date Missing
                                                                                                        clauses:: ___                                                                                            if correct TILA rescission form was used.                                        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
1233619582 XXXXXXXXXX XXXXXXXXXX WA    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                                                                                                                     Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1230482259 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Closing / Title - TIL in file indicated to be final, expected funding                                                                             -
                                                                          Debt Consolidation                           contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably date same as disbursement and/or note date but is not signed or dated
                                                                                                                       Preliminary or                                                                            practicable time after using credit score.                                       by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Consummation
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Required Parties
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 exceeds maximum per state.                                                       State Compliance - 5% late charge exceeds 2% maximum per state (NY)
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   law
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Application
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 missing information.                                                             compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1229436255 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Not executed (comment required)                                                                                              -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                       Preliminary or                                                                            of 08/XX/2007 used as disbursement date for compliance testing.                  Required Parties
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Business Days From Transaction Date
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        State Compliance - New York Late Charge Percent Testing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       State Compliance - New York Late Charge Grace Period Testing
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 period less than minimum per state.                                              Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                                                                                                                 exceeds maximum per state.                                                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Application Date and Transaction Date used to determine rate used for testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing HELOC - Receipt Date
                                                                                                                                                                                                                 Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1229422268 XXXXXXXXXX XXXXXXXXXX NJ    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                        contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TILA - Final TIL Missing
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title.                                                                              application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1227424548 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2007  4/XX/2007    Primary    Refinance Rate/Term                          File does not                 A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                                                                       contain either
                                                                                                                       Preliminary or
                                                                                                                       Final Title
1226922666 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2005 11/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 application date of 11/XX/2005 which is X months prior to consummation. A        same lender refi
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Application if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
1220704524 XXXXXXXXXX XXXXXXXXXX VA    3/XX/2007  2/XX/2007    Investment Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   State Compliance - 10% late charge exceeds 5% maximum late charge per                                                                             -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date state of VA.
                                                                                                                                                                                                                 of 03/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
                                                                                                                                                                                                                 [B] State Compliance - Virginia Late Charge Percent Testing: Note late charge exceeds maximum per state.
1219430938 XXXXXXXXXX XXXXXXXXXX NY    3/XX/2004  2/XX/2004    Primary    UTD UTD                                                                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 03/XX/2004 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            State Compliance - PPP Expired.  Prepayment charge not allowed per
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  state (NY) - max prepayment charge for NY is 0% - notes states
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   $552.50.  Lender is XXXX.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 02/XX/2004 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 [B] State Compliance - New York Prepayment Penalty Junior Lien: New York         Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 Prepayment Penalty: Prepayment penalty not permissible on a subordinate lien loan; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1214044301 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Investment Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
1213313951 XXXXXXXXXX XXXXXXXXXX MN    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Arrangement Disclosure Missing
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Provided Timely
                                                                                                                                                                                                                 Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
1211676289 XXXXXXXXXX XXXXXXXXXX MI    1/XX/2004  12/XX/2003   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  to determine compliance with timing requirements due to missing Initial Loan     Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Application Date.                                                                Application
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Provided Timely
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
1210655490 XXXXXXXXXX XXXXXXXXXX CA    5/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B                                                                                            Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                        contain either                                                                                                                                                             Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                       Preliminary or                                                                                                                                                             General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Final Title.                                                                                                                                                               compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                                                                                                  Federal Compliance - verified to rtc
                                                                                                                                                                                                                                                                                                  Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
1210332427 XXXXXXXXXX XXXXXXXXXX AR    1/XX/2007  1/XX/2007    Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In      Federal Compliance - Final TIL Finance Charge Under Disclosed                                                                                     -
                                                                                                                       contain either                                                                            Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated Closing / Title - TIL appears to be final but is not signed nor
                                                                                                                       Preliminary or                                                                            Finance Charge of $XXX in the amount of $XXX.                                    initialed by borrower.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 by closing.                                                                      or dated by borrower so cannot confirm that borrower received.
1210134495 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006.
1208205843 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Debt Consolidation                           contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            of 04/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Property Type Not Provided
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 03/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1207652159 XXXXXXXXXX XXXXXXXXXX CA    1/XX/2007  12/XX/2006   UTD        UTD UTD                                                                    B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 of 01/XX/2007 used as disbursement date for compliance testing.                  results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 practicable time after using credit score.                                       contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Application Date.                                                                Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Application
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 12/XX/2006 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Provided Timely
                                                                                                                                                                                                                 for testing was 07/XX/2006.                                                      Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1205203171 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -          [B] Closing /  File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                         Title -        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                        Security       Preliminary or                                                                            of 02/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                        Instrument is  Final Title.                                                                              [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - TIL in file indicated to be final, expected
                                                                                                        not on a                                                                                                 Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably funding date same as disbursement and/or note date but is not signed
                                                                                                        FNMA/FHLMC                                                                                               practicable time after using credit score.                                       or dated by borrower so cannot confirm that borrower received.
                                                                                                        form and does                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                        not contain                                                                                              application date located in file.  Compliance tests were run using an            Required Parties
                                                                                                        the following                                                                                            application date of 01/XX/2007 which is X months prior to consummation. A        Federal Compliance - Unable to determine under disclosure due to
                                                                                                        clauses:: ___                                                                                            lookback was performed to determine this application date.  The final date used  missing Itemization of Amount Financed.
                                                                                                                                                                                                                 for testing was 08/XX/2006.                                                      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    State Compliance - Late charge of 4% exceeds maximum of 2% per State
                                                                                                                                                                                                                 exceeds maximum per state.                                                       (NY).
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 testing may be impacted.                                                         Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  same lender refi
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Application Date.                                                                contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission by borrower.
                                                                                                                                                                                                                 timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1202162569 XXXXXXXXXX XXXXXXXXXX SC    1/XX/2007  12/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  State Compliance - South Carolina Home Loan (Complaint Agency                                                                                     -
                                                                          Other                                                                                                                                  Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Disclosure Not Provided)
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
1201492067 XXXXXXXXXX XXXXXXXXXX MD    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                           contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.                                        Application
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
1200789989 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2008  10/XX/2007   Primary    Refinance Cash-out -                                                       D           D           D           D           D                                                                                            Federal Compliance - TILA HELOC - Important Terms Disclosure Missing                                                                   Yes        TR
                                                                          Other                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                          Indeterminable
                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                                                                                                  Not Provided
1199537873 XXXXXXXXXX XXXXXXXXXX IL    3/XX/2007  2/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] State Compliance - Illinois Late Charge Percent Testing: Note late charge    State Compliance - The late charge percent of 6% exceeds the state                                                                                -
                                                                                                                                                                                                                 exceeds maximum per state.                                                       maximum late charge of 5%.(IL)
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 09/XX/2006.                                                      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
1197489368 XXXXXXXXXX XXXXXXXXXX NM    4/XX/2007  4/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
1196042686 XXXXXXXXXX XXXXXXXXXX NJ    5/XX/2006  4/XX/2006    Primary    Refinance Cash-out -                                                       C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Missing Initial Loan Application Test                                                                                        Late Charge
                                                                          Other                                                                                                                                  Mortgage loan contains an impermissible late charge of greater than 5.0% or a    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 grace period less than 15 days.                                                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 of 05/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Application Date.                                                                Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1189892199 XXXXXXXXXX XXXXXXXXXX GA    6/XX/2007  5/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007.
1188592287 XXXXXXXXXX XXXXXXXXXX VA    2/XX/2008  1/XX/2008    Primary    Refinance Rate/Term                          File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                       contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.                                        or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 timing requirements.                                                             same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   by borrower.
                                                                                                                                                                                                                 by closing.                                                                      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
1183600894 XXXXXXXXXX XXXXXXXXXX NY    4/XX/2003  3/XX/2003    UTD        Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   State Compliance - New York Late Charge Percent Testing                                                                                           -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            of 04/XX/2003 used as disbursement date for compliance testing.                  State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   state (NY).
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 application date of 03/XX/2003 which is X months prior to consummation. A        results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 period less than minimum per state.                                              contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1180640808 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 12/XX/2006 used as disbursement date for compliance testing.                  State Compliance - 5% late charge exceeds 2% maximum per state (NY).
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - NY law requires a 15 day grace period. Note is 11
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            days.
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 for testing was 06/XX/2006.                                                      Application
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 period less than minimum per state.                                              same lender refi
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 exceeds maximum per state.                                                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Miscellaneous Compliance - (Doc Error) Initial GFE not provided lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006.
1180505027 XXXXXXXXXX XXXXXXXXXX VA    7/XX/2006  6/XX/2006    Primary    Purchase                                                                   A           A           A           A           A                                                                                                                                                                                                                                              -
1175430223 XXXXXXXXXX XXXXXXXXXX UT    3/XX/2007  2/XX/2007    Primary    Refinance Rate/Term                          File does not                 B           B           B           B           B           [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                                                                       contain either                                                                            Act: Notice of Right to Cancel was not provided.                                 State Compliance - 10% late charge exceeds 5% maximum per state (UT).
                                                                                                                       Preliminary or                                                                            [B] State Compliance - Utah Late Charge Percent and Amount Testing: Note late    Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                       Final Title.                                                                              charge exceeds maximum per state.
1174989880 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2006  6/XX/2006    Primary    UTD UTD                                                                    D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  No Document Used For Fee Testing: Miscellaneous Compliance - (Doc Error) Initial GFE not provided        REVIEWER - GENERAL       GENERAL COMMENT                        UTD        Indeterminable
                                                                                                                                                                                                                 Missing Final HUD-1.  No document containing fees provided.  Any applicable      General Appraisal Requirements - Due to lack of appraised value,       COMMENT (2019-09-18):    (2019-09-18): Unable to
                                                                                                                                                                                                                 Federal, State or Local compliance testing is unreliable.                        compliance tests requiring an LTV were run off an assumed value of a   Unable to procure.       procure.
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   contract sales price or original loan amount, whichever applies.       SELLER - GENERAL COMMENT
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing                 (2019-09-18): Unable to
                                                                                                                                                                                                                 of 07/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application No Fees          procure.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an         Federal Compliance - Missing Final HUD-1:  No Document Used For Fee
                                                                                                                                                                                                                 application date of 06/XX/2006 which is X months prior to consummation.  A       Testing
                                                                                                                                                                                                                 lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1171797464 XXXXXXXXXX XXXXXXXXXX GA    4/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Right of Rescission Timing - Note Date used as                                                                               -
                                                                          Other                                                                                                                                  Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Transaction Date
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as          Application
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
1171168410 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely:      Federal Compliance - TILA Notice of Right to Cancel Expiration Date                                                                               -
                                                                          Other                                                                                                                                  Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time  Prior or equal to Disbursement Date
                                                                                                                                                                                                                 of account opening.                                                              Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Provided Timely
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - TILA HELOC - Credit Agreement Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
1169056080 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2006 11/XX/2006   Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                       contain either                                                                            Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                       Final Title                                                                               applicant within three (3) business days of application.
1168170087 XXXXXXXXXX XXXXXXXXXX FL    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA HELOC - Important Terms Disclosure Not                                                                                  -
                                                                          Other                                        contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     Provided Timely
                                                                                                                       Preliminary or                                                                            Application Date.                                                                Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1162520030 XXXXXXXXXX XXXXXXXXXX VA    11/XX/2003 10/XX/2003   Primary    UTD UTD                                      File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Missing Initial Loan Application No Fees                                                                          UTD        Indeterminable
                                                                                                                       contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  Provided Timely
                                                                                                                       Final Title                                                                               fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Application
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 disclosure requirements.                                                         Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 of 11/XX/2003 used as disbursement date for compliance testing.                  Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing
                                                                                                                                                                                                                 Initial Loan Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is X months prior to consummation.  A
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                 for testing was 05/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1161387464 XXXXXXXXXX XXXXXXXXXX NY    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date State Compliance - Late charge not allowed per state (NY) - max late
                                                                                                                       Preliminary or                                                                            of 12/XX/2006 used as disbursement date for compliance testing.                  charge for NY is 2% - note states greater of 5% or $10.
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - Grace period not allowed per state (NY) - min grace
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            period for NY is 15 days - note states 10 days.
                                                                                                                                                                                                                 application date of 11/XX/2006 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 period less than minimum per state.                                              compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 exceeds maximum per state.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1157555609 XXXXXXXXXX XXXXXXXXXX MA    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005.
1151118047 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2006 11/XX/2006   Investment Purchase                                                                   B           B           B           B           B                                                                                            Federal Compliance - Missing Initial Loan Application No Fees                                                                                     -
                                                                                                                                                                                                                                                                                                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                                                                                                  Federal Compliance - FACTA Disclosure Missing
1147516423 XXXXXXXXXX XXXXXXXXXX NJ    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -          [B] Closing /  File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                         Title -        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                        Security       Preliminary or                                                                            of 11/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - Property Type Not Provided
                                                                                                        Instrument is  Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                        FNMA/FHLMC                                                                                               application date of 10/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                        not contain                                                                                              [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                        the following                                                                                            Type. If property type is other than single family residence, state and federal  contract sales price or original loan amount, whichever applies.
                                                                                                        clauses:: ___                                                                                            testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1145059565 XXXXXXXXXX XXXXXXXXXX NJ    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                          File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                                                                       contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably same lender refi
                                                                                                                       Preliminary or                                                                            practicable time after using credit score.                                       Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Final Title                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Required Parties
                                                                                                                                                                                                                 for testing was 10/XX/2006.                                                      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to         Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan        by borrower.
                                                                                                                                                                                                                 Application Date.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1144894159 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated   Arrangement Disclosure Missing
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.
1136917832 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Debt Consolidation                           contain either                                                                            application date located in file.  Compliance tests were run using an
                                                                                                                       Preliminary or                                                                            application date of 03/XX/2007 which is X months prior to consummation. A
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
1134031796 XXXXXXXXXX XXXXXXXXXX NY    5/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - PPP expired. Prepayment penalty not permissible on                                                                             -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            a subordinate lien loan. The Note states if the Borrower makes a full
                                                                                                                                                                                                                 application date of 05/XX/2007 which is X months prior to consummation. A        or partial prepayment within the first 3 years of more than 20% of the lookback was performed to determine this application date.  The final date used  OPB a prepayment charge equal to 6 months advance interest of the
                                                                                                                                                                                                                 for testing was 05/XX/2007.                                                      amount prepaid in excess of 20% of the OPB. The Lender is XXXX.
                                                                                                                                                                                                                 [B] State Compliance - New York Prepayment Penalty Junior Lien: New York         Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Prepayment Penalty:  Prepayment penalty not permissible on a subordinate lien    same lender refi
                                                                                                                                                                                                                 loan.                                                                            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
1133390797 XXXXXXXXXX XXXXXXXXXX CA    4/XX/2007  3/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Application
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
1133221962 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            of 08/XX/2007 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Business Days From Transaction Date
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    same lender refi
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Provided Timely
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007.
1132887359 XXXXXXXXXX XXXXXXXXXX OH    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                          File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                       contain either                                                                            application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            application date of 03/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.                       State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of     of Receipt of Home Mortgage Loan Information Document Not Received
                                                                                                                                                                                                                 Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable  Timely)
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Application Date.                                                                same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Miscellaneous Compliance - (Doc Error) Initial GFE not provided if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
1130658421 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2006 10/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act       Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Debt Consolidation                                                                                                                     (HELOC): Fees disclosed on Final HUD1 exceed those disclosed in HELOC Agreement. same lender refi
                                                                                                                                                                                                                 Fees from Itemization used in any federal, state, and local high cost testing    Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
1130556832 XXXXXXXXXX XXXXXXXXXX NY    2/XX/2008  11/XX/2007   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Last Rate Set Date: Last Date Rate Set   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Debt Consolidation                           contain either                                                                            and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor   Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            Application Date and Transaction Date used to determine rate used for testing.   Federal Compliance - (Missing Data) Last Rate Set Date
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008.
1129843531 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2007  9/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                           contain either                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            if correct TILA rescission form was used.                                        Application
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  same lender refi
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
1128968105 XXXXXXXXXX XXXXXXXXXX VA    1/XX/2006  12/XX/2005   Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   State Compliance - Virginia Tangible Net Benefit Test                                                                                             -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 of 01/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - TILA Notice of Right to Cancel Expiration Date
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Prior or equal to Disbursement Date
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 application date of 12/XX/2005 which is X months prior to consummation. A        Required Parties
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Business Days From Transaction Date
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan         Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 transaction disbursed on 01/XX/2006, prior to three (3) business days from       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 transaction date of 01/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
                                                                                                                                                                                                                 [B] State Compliance - Virginia Tangible Net Benefit Test: Virginia Mortgage
                                                                                                                                                                                                                 Lender and Broker Act:  Unable to determine if mortgage loan was refinanced within the past twelve (12) months without a tangible net benefit to the borrower due to missing prior loan information.
1128813346 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2004 11/XX/2004   Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Federal Compliance - Under disclosure due to DSI calculation of        SELLER - GENERAL COMMENT GENERAL COMMENT                        Yes        TR HUD
                                                                          Other                                        contain either                                                                            For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  payment.                                                               (2019-09-11): We have    (2019-09-11): We have                             Deficiency (UAL
                                                                                                                       Preliminary or                                                                            applicable Federal, State or Local compliance testing.                           Federal Compliance - Right of Rescission Timing - Receipt Date Missing located the Final HUD    located the Final HUD                             State)
                                                                                                                       Final Title.                                                                              [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - (Missing Data) Unable to determine if loan is a   from origination dated   from origination dated
                                                                                                                                                                                                                 Mortgage loan contains an impermissible late charge of greater than 5.0% or a    same lender refi                                                       12/XX/04. Although the   12/XX/04. Although the
                                                                                                                                                                                                                 grace period less than 15 days.                                                  Federal Compliance - Missing Initial Loan Application Test             final HUD was not        final HUD was not
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Closing / Title - (Doc Error) TIL Error: Borrower signature not dated. signed, we have also     signed, we have also
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided        included the Truth in    included the Truth in
                                                                                                                                                                                                                 application date of 11/XX/2004 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value,       Lending and Disbursement Lending and Disbursement
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  compliance tests requiring an LTV were run off an assumed value of a   Instructions confirming  Instructions confirming
                                                                                                                                                                                                                 for testing was 06/XX/2004.                                                      contract sales price or original loan amount, whichever applies.       subject loan had no cost subject loan had no cost
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    State Compliance - grace period of 10 days is less than 15 days        or fees due at closing.  or fees due at closing.
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  minimum per state (NJ)                                                 REVIEWER - GENERAL
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped COMMENT (2019-09-11):
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Used For Fee Testing                                                   Agree that borrower is
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission                                                                        not required to sign but
                                                                                                                                                                                                                 timing requirements.                                                                                                                                    we do require either
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In                                                                             certified stamp or
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated                                                                        signature of settlement
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.                                                                                                           agent, neither of which
                                                                                                                                                                                                                                                                                                                                                                         is present.  Exception
                                                                                                                                                                                                                                                                                                                                                                         remains
1127312480 XXXXXXXXXX XXXXXXXXXX FL    1/XX/2006  12/XX/2005   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - (Missing Data) Unable to determine if loan is a                                                                              -
                                                                          Other                                                                                                                                  Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably same lender refi
                                                                                                                                                                                                                 practicable time after using credit score.                                       Federal Compliance - HELOC Fees Used For Testing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 [B] Federal Compliance - HELOC Fees Used For Testing: Truth in Lending Act
                                                                                                                                                                                                                 (HELOC): Fees disclosed on HUD1, not signed or stamped exceed those disclosed in
                                                                                                                                                                                                                 HELOC Agreement. Fees from Itemization used in any federal, state, and local high cost testing
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
1125160294 XXXXXXXXXX XXXXXXXXXX NJ    8/XX/2004  7/XX/2004    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): Unable to determine   State Compliance - New Jersey Prepayment Penalty                                                                                                  Late Charge
                                                                          Other                                        contain either                                                                            if loan contains an impermissible late charge due to missing information.        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                       Final Title.                                                                              Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 of 08/XX/2004 used as disbursement date for compliance testing.                  Federal Compliance - TILA HELOC - Important Terms Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA HELOC - HELOC Brochure Missing
                                                                                                                                                                                                                 Act (HELOC): HELOC Brochure not provided to borrower.                            General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Missing: Truth  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower.   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - New Jersey Home Loan (Late Charge)
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] State Compliance - New Jersey Prepayment Penalty: New Jersey Prepayment
                                                                                                                                                                                                                 Penalty:  No prepayment penalties are permissible in the state of New Jersey.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1122892666 XXXXXXXXXX XXXXXXXXXX TX    6/XX/2005  5/XX/2005    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Notice of Right to Cancel Missing
                                                                                                        Security                                                                                                 of 06/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - Disbursement Date Missing
                                                                                                        not on a                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - FACTA Disclosure Missing
                                                                                                        FNMA/FHLMC                                                                                               [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of
                                                                                                        form and does                                                                                            application date located in file.  Compliance tests were run using an
                                                                                                        not contain                                                                                              application date of 05/XX/2005 which is X months prior to consummation. A
                                                                                                        the following                                                                                            lookback was performed to determine this application date.
                                                                                                        clauses:: ___                                                                                            [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1121375376 XXXXXXXXXX XXXXXXXXXX FL    4/XX/2005  3/XX/2005    Primary    Refinance UTD                                File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   General Appraisal Requirements - Due to lack of appraised value,       SELLER - GENERAL COMMENT GENERAL COMMENT                        No         TNR Testing Not
                                                                                                                       contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   compliance tests requiring an LTV were run off an assumed value of a   (2019-09-13): The File   (2019-09-13): The File                            Required
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  contract sales price or original loan amount, whichever applies.       documentation included:  documentation included:
                                                                                                                       Final Title.                                                                              fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     Federal Compliance - TILA HELOC - Important Terms Disclosure Not       the Loan Terms - Fees    the Loan Terms - Fees
                                                                                                                       No Final 1003                                                                             perform compliance points and fees tests.                                        Provided Timely                                                        paid by bank, Specific   paid by bank, Specific
                                                                                                                       in the file.                                                                              [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely   Closing Instructions -   Closing Instructions -
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Federal Compliance - Notice of Right to Cancel Missing                 Fees paid by bank,       Fees paid by bank,
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       Federal Compliance - Property Type Not Provided                        Boarding Data Sheet,     Boarding Data Sheet,
                                                                                                                                                                                                                 disclosure requirements.                                                         Federal Compliance - Missing Initial Loan Application No Fees          Disbursement Request &   Disbursement Request &
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Disbursement Date Missing                         Authorization and XXXX   Authorization and XXXX
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement   Agreement & Disclosure   Agreement & Disclosure
                                                                                                                                                                                                                 of 04/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Statement dated          Statement dated
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Not Provided                                                           04-XX-2005 $65,000 all   04-XX-2005 $65,000 all
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan                                                                            of which supports that   of which supports that
                                                                                                                                                                                                                 Application Date.                                                                                                                                       the bank paid all fees   the bank paid all fees
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided                                                                           on behalf of the         on behalf of the
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing                                                                          borrower. Supporting     borrower. Supporting
                                                                                                                                                                                                                 Initial Loan Application Date.                                                                                                                          documents have been      documents have been
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence                                                                          uploaded                 uploaded
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an                                                                                REVIEWER - GENERAL
                                                                                                                                                                                                                 application date of 03/XX/2005 which is X months prior to consummation.  A                                                                              COMMENT (2019-09-13):
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used                                                                        Disclosure of costs and
                                                                                                                                                                                                                 for testing was 10/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees                                                                        fees not provided. Need
                                                                                                                                                                                                                 were used in testing.                                                                                                                                   either Closing
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property                                                                            Instructions with signed
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal                                                                         Disbursement
                                                                                                                                                                                                                 testing may be impacted.                                                                                                                                Authorization or
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending                                                                            Important Terms
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.                                                                                                        Disclosure for subject
                                                                                                                                                                                                                                                                                                                                                                         loan. Exception remains.
1118969510 XXXXXXXXXX XXXXXXXXXX NJ    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                         File does not                 C           C           C           C           C           [C] State Compliance - New Jersey Home Loan (Late Charge): New Jersey Home Loan: Federal Compliance - Notice of Right to Cancel Missing                                                                                            Late Charge
                                                                          Other                                        contain either                                                                            Mortgage loan contains an impermissible late charge of greater than 5.0% or a    General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                       Preliminary or                                                                            grace period less than 15 days.                                                  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 of 03/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   State Compliance - 10 day grace period is less than the 15 day minimum
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            per state (NJ).
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1118566267 XXXXXXXXXX XXXXXXXXXX CT    12/XX/2006 11/XX/2006   Primary    Purchase                                     File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          funding date same as disbursement and/or note date but is not signed
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     or dated by borrower so cannot confirm that borrower received.
                                                                                                                       Final Title.                                                                              Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before         Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower   Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 by closing.                                                                      by borrower.
1116701765 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2006  5/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                                                                                                  Miscellaneous Compliance - (Doc Error) Initial GFE not provided
1111195789 XXXXXXXXXX XXXXXXXXXX CA    8/XX/2006  8/XX/2006    Primary    Purchase                                                                   D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For Fee      Federal Compliance - Missing Initial Loan Application Test                                                                             Yes        TR
                                                                                                                                                                                                                 Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal,  Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   Indeterminable
                                                                                                                                                                                                                 State or Local compliance testing.                                               Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 [B] State Compliance - California Primary Residence Late Charge Percent Testing: State Compliance - California Primary Residence Late Charge Percent
                                                                                                                                                                                                                 Note late charge exceeds maximum per state.                                      Testing
                                                                                                                                                                                                                 [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          State Compliance - 10% late charge exceeds 6% maximum per state (CA).
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Final HUD-1:  Estimated HUD-1 Used For
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Fee Testing
                                                                                                                                                                                                                 application date of 08/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1110003982 XXXXXXXXXX XXXXXXXXXX FL    5/XX/2005  4/XX/2005    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 05/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Application
                                                                                                                                                                                                                 application date of 04/XX/2005 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Miscellaneous Compliance - (Doc Error) Initial GFE not provided missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005.
1108205091 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Business Days From Transaction Date
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 disclosure requirements.                                                         Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA HELOC - Impermissible Provision on HELOC
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Agreement
                                                                                                                                                                                                                 of 12/XX/2007 used as disbursement date for compliance testing.                  Federal Compliance - TILA HELOC - Tax Advisor Statement Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Tax Advisor Statement Missing: Truth in    Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                 Lending Act (HELOC): Creditor did not provide statement that the consumer should General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 consult a tax advisor.                                                           compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Impermissible Provision on HELOC           contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007.
1107805727 XXXXXXXXXX XXXXXXXXXX TN    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Underdisclosure is payment stream related;                                                                                   -
                                                                          Other                                        contain either                                                                            Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Verified terms of loan are DSI, Actual/Actual.
                                                                                                                       Preliminary or                                                                            practicable time after using credit score.                                       Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 application date of 06/XX/2007 which is X months prior to consummation. A        Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 for testing was 01/XX/2007.                                                      Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Application
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property     Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 testing may be impacted.                                                         same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 missing information.                                                             contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as          Closing / Title - TIL appears to be final but not signed nor initialed
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note    by borrower.
                                                                                                                                                                                                                 date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Finance Charge Under Disclosed: Truth In
                                                                                                                                                                                                                 Lending Act:  Final TIL Finance Charge of $XXX is underdisclosed from calculated
                                                                                                                                                                                                                 Finance Charge of $XXX in the amount of $XXX.
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1099197014 XXXXXXXXXX XXXXXXXXXX GA    4/XX/2006  3/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Notice of Right to Cancel Missing                                                                                            -
                                                                          Other                                        contain either                                                                            to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                       Preliminary or                                                                            Application Date.                                                                Transaction Date
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Provided Timely
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 application date of 03/XX/2006 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value, lookback was performed to determine this application date.  The final date used  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 for testing was 10/XX/2005.                                                      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Note Date used as
                                                                                                                                                                                                                 Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1099140609 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped                                                                 Yes        TR HUD
                                                                          Debt Consolidation                                                                                                                     For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  Used For Fee Testing                                                                                                                              Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.
1096511156 XXXXXXXXXX XXXXXXXXXX NY    6/XX/2007  5/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                       Preliminary or                                                                            application date of 05/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                       Final Title.                                                                              lookback was performed to determine this application date.                       Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Grace Period Testing: Note grace     Business Days From Transaction Date
                                                                                                                                                                                                                 period less than minimum per state.                                              State Compliance - 5% late charge exceeds 2% maximum per state (NY).
                                                                                                                                                                                                                 [B] State Compliance - New York Late Charge Percent Testing: Note late charge    State Compliance - 10 day grace period is less than 15 day minimum per
                                                                                                                                                                                                                 exceeds maximum per state.                                                       state (NY).
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007.
1094447691 XXXXXXXXXX XXXXXXXXXX IL    4/XX/2007  3/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 03/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 10/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1093583962 XXXXXXXXXX XXXXXXXXXX FL    6/XX/2006  5/XX/2006    Primary    Refinance Cash-out -                         File does not                 D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Notice of Right to Cancel Missing                                                                                 No         TNR Testing Not
                                                                          Other                                        contain either                                                                            Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   Federal Compliance - Missing Initial Loan Application No Fees                                                                                     Required
                                                                                                                       Preliminary or                                                                            Account Opening not in file. Unable to validate accuracy of and compliance with  Federal Compliance - Disbursement Date Missing
                                                                                                                       Final Title.                                                                              fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  compliance tests requiring an LTV were run off an assumed value of a in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 disclosure requirements.                                                         Not Provided
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is X months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1091289390 XXXXXXXXXX XXXXXXXXXX CO    4/XX/2007  3/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Home Improvement                                                                                                                       Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 practicable time after using credit score.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is X months prior to consummation. A lookback was performed to determine this application date.
1090865969 XXXXXXXXXX XXXXXXXXXX NC    7/XX/2007  6/XX/2007    Primary    Refinance Rate/Term                                                        B           B           B           B           B                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                                                                                                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
1090382298 XXXXXXXXXX XXXXXXXXXX FL    9/XX/2007  8/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 08/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 03/XX/2007.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
1089431175 XXXXXXXXXX XXXXXXXXXX NV    11/XX/2007 11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
1084188104 XXXXXXXXXX XXXXXXXXXX IL    5/XX/2006  5/XX/2006    Primary    Refinance Rate/Term                                                        A           A           A           A           A                                                                                                                                                                                                                                              -
1081707065 XXXXXXXXXX XXXXXXXXXX IN    11/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated   Arrangement Disclosure Missing
                                                                                                                                                                                                                 Business Arrangement Disclosure to borrower.                                     Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Business Days From Transaction Date
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007.
1074431384 XXXXXXXXXX XXXXXXXXXX OH    11/XX/2006 10/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Miscellaneous Compliance - (Doc Error) Initial GFE not provided application date of 10/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006.
1071355576 XXXXXXXXXX XXXXXXXXXX CT    6/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 06/XX/2006 which is X months prior to consummation. A        Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 for testing was 06/XX/2006.                                                      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1069918160 XXXXXXXXXX XXXXXXXXXX CA    9/XX/2005  9/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                          -
                                                                          Other                                                                                                                                  Act (HELOC): HELOC Brochure not provided to borrower.
1068040135 XXXXXXXXXX XXXXXXXXXX NJ    9/XX/2006  8/XX/2006    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
1064430925 XXXXXXXXXX XXXXXXXXXX NY    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     application date located in file.  Compliance tests were run using an            Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 application date of 07/XX/2007 which is X months prior to consummation. A        Application
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 02/XX/2007.                                                      Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: Unable to
                                                                                                                                                                                                                 determine compliance with timing requirements due to missing Initial Loan
                                                                                                                                                                                                                 Application Date.
1063226383 XXXXXXXXXX XXXXXXXXXX NY    7/XX/2006  6/XX/2006    Primary    Refinance Cash-out -                                                       D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped SELLER - GENERAL COMMENT GENERAL COMMENT                        Yes        TR HUD
                                                                          Debt Consolidation                                                                                                                     For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  Used For Fee Testing                                                   (2019-08-05): "The issue (2019-08-05): "The issue                          Deficiency
                                                                                                                                                                                                                 applicable Federal, State or Local compliance testing.                                                                                                  cited has either been    cited has either been
                                                                                                                                                                                                                                                                                                                                                                         resolved or was          resolved or was
                                                                                                                                                                                                                                                                                                                                                                         determined to not be an  determined to not be an
                                                                                                                                                                                                                                                                                                                                                                         exception as noted. The  exception as noted. The
                                                                                                                                                                                                                                                                                                                                                                         loan file contains the   loan file contains the
                                                                                                                                                                                                                                                                                                                                                                         Final HUD-1 stamped      Final HUD-1 stamped
                                                                                                                                                                                                                                                                                                                                                                         ""Final HUD-1.""         ""Final HUD-1.""
                                                                                                                                                                                                                                                                                                                                                                         Supporting Documents     Supporting Documents
                                                                                                                                                                                                                                                                                                                                                                         uploaded as:XXX."        uploaded as:XXX."
                                                                                                                                                                                                                                                                                                                                                                         REVIEWER - GENERAL
                                                                                                                                                                                                                                                                                                                                                                         COMMENT (2019-08-30):
                                                                                                                                                                                                                                                                                                                                                                         Client provided a HUD-1
                                                                                                                                                                                                                                                                                                                                                                         dated 7/XX/2006 with
                                                                                                                                                                                                                                                                                                                                                                         certified true stamp
                                                                                                                                                                                                                                                                                                                                                                         however property is
                                                                                                                                                                                                                                                                                                                                                                         located in the state of
                                                                                                                                                                                                                                                                                                                                                                         New York which is a non
                                                                                                                                                                                                                                                                                                                                                                         escrow state and
                                                                                                                                                                                                                                                                                                                                                                         requires the borrowers
                                                                                                                                                                                                                                                                                                                                                                         signature to satisfy the
                                                                                                                                                                                                                                                                                                                                                                         exception. Exception
                                                                                                                                                                                                                                                                                                                                                                         remains for Missing
                                                                                                                                                                                                                                                                                                                                                                         Final HUD-1: HUD-1 Not
                                                                                                                                                                                                                                                                                                                                                                         Signed or Stamped used
                                                                                                                                                                                                                                                                                                                                                                         for any applicable
                                                                                                                                                                                                                                                                                                                                                                         Federal, State or Local
                                                                                                                                                                                                                                                                                                                                                                         compliance testing.
1058937253 XXXXXXXXXX XXXXXXXXXX FL    3/XX/2007  2/XX/2007    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                                                                                                                  application date located in file.  Compliance tests were run using an            Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 application date of 02/XX/2007 which is X months prior to consummation. A        Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used  Miscellaneous Compliance - (Doc Error) Initial GFE not provided for testing was 09/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1057648884 XXXXXXXXXX XXXXXXXXXX NJ    1/XX/2008  12/XX/2007   Primary    Refinance Rate/Term                          File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Closing / Title - TIL appears to be final but not signed nor initialed                                                                            -
                                                                                                                       contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          by borrower
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - RESPA Disclosure -  Missing Signature on Affiliated     Federal Compliance - TIL in file indicated to be final, expected
                                                                                                                       Final Title                                                                               Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 signature on Affiliated Business Arrangement Disclosure.                         or dated by borrower so cannot confirm that borrower received
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 Missing Final TIL Signature Date and RTC Signature Date. Unable to determine     Required Parties
                                                                                                                                                                                                                 compliance with rescission timing requirements.                                  Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required  Federal Compliance - RESPA Disclosure -  Missing Signature on
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all   Affiliated Business Arrangement Disclosure
                                                                                                                                                                                                                 parties whose ownership interest is or will be subject to the security interest. Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1057591837 XXXXXXXXXX XXXXXXXXXX MD    5/XX/2008  4/XX/2008    Primary    Refinance Rate/Term           [B] Closing /                                B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Notice of Right To Cancel Not Provided to All                                                                                -
                                                                                                        Title -                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Required Parties
                                                                                                        Security                                                                                                 of 05/XX/2008 used as disbursement date for compliance testing.                  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Business Days From Transaction Date
                                                                                                        not on a                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                        FNMA/FHLMC                                                                                               application date of 04/XX/2008 which is X months prior to consummation. A        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                        form and does                                                                                            lookback was performed to determine this application date.                       Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                        not contain                                                                                              [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Application
                                                                                                        the following                                                                                            lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        clauses:: ___                                                                                            if correct TILA rescission form was used.                                        same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2008, prior to three (3) business days from transaction date of 05/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1057298325 XXXXXXXXXX XXXXXXXXXX IN    8/XX/2007  7/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Debt Consolidation
1055414202 XXXXXXXXXX XXXXXXXXXX FL    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            of 10/XX/2006 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title.                                                                              [B] Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely: Unable Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 to determine compliance with timing requirements due to missing Initial Loan     Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 Application Date.                                                                Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Important Terms Disclosure Not Provided    Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 Timely: Unable to determine compliance with timing requirements due to missing   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                 Initial Loan Application Date.                                                   Provided Timely
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - TILA HELOC - HELOC Brochure Not Provided Timely
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1053434767 XXXXXXXXXX XXXXXXXXXX MI    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   -
                                                                          Other                                        contain either                                                                            Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                       Preliminary or                                                                            of 08/XX/2006 used as disbursement date for compliance testing.                  Business Days From Transaction Date
                                                                                                                       Final Title                                                                               [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        State Compliance - Michigan Consumer Mortgage Protection Act
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          (Counseling Agencies List)
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Mortgage Protection Act (Borrower Bill  State Compliance - Michigan Consumer Caution and Home Ownership
                                                                                                                                                                                                                 of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:   Counseling Notice Not Provided
                                                                                                                                                                                                                 Borrower Bill of Rights disclosure not provided to borrower.                     State Compliance - Michigan Consumer Mortgage Protection Act (Borrower
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Caution and Home Ownership Counseling   Bill of Rights Disclosure Not Provided)
                                                                                                                                                                                                                 Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer        Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Caution and Home Ownership Counseling Notice not provided to borrower.           Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 [B] State Compliance - Michigan Consumer Mortgage Protection Act (Counseling     Application
                                                                                                                                                                                                                 Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 credit counseling agencies not provided to borrower.                             same lender refi
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to missing information.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2006, prior to three (3) business days from transaction date of 08/XX/2006.
1052413071 XXXXXXXXXX XXXXXXXXXX MN    12/XX/2006 12/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is X months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006.
1050762536 XXXXXXXXXX XXXXXXXXXX OH    8/XX/2006  7/XX/2006    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        Federal Compliance - FACTA Disclosure Missing                                                                                                     -
                                                                          Other                                        contain either                                                                            Creditor did not provide FACTA Credit Score Disclosure.                          Federal Compliance - TILA - Final TIL Missing
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Final Title                                                                               application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 application date of 07/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 for testing was 02/XX/2006.                                                      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1049483572 XXXXXXXXXX XXXXXXXXXX CA    7/XX/2004  6/XX/2004    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 07/XX/2004 used as disbursement date for compliance testing.                  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 application date of 06/XX/2004 which is X months prior to consummation. A        General Appraisal Requirements - Due to lack of appraised value, lookback was performed to determine this application date.  The final date used  compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 for testing was 01/XX/2004.                                                      contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004.
1048093973 XXXXXXXXXX XXXXXXXXXX OH    6/XX/2007  5/XX/2007    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - FACTA Disclosure Missing: FACTA Disclosure Rule:        State Compliance - Ohio Consumer Sales Practices Act (Closing                                                                                     -
                                                                                                                                                                                                                 Creditor did not provide FACTA Credit Score Disclosure.                          Disclosure Not Provided)
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement of     State Compliance - Ohio Consumer Sales Practices Act (Acknowledgement
                                                                                                                                                                                                                 Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio of Receipt of Home Mortgage Loan Information Document Not Retained by
                                                                                                                                                                                                                 Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan   Lender)
                                                                                                                                                                                                                 Information Document not retained by lender.                                     Federal Compliance - FACTA Disclosure Missing
                                                                                                                                                                                                                 [B] State Compliance - Ohio Consumer Sales Practices Act (Closing Disclosure Not
                                                                                                                                                                                                                 Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure.
1046945255 XXXXXXXXXX XXXXXXXXXX SC    6/XX/2006  5/XX/2006    Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - TIL in file indicated to be final, expected                                                                                  -
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  funding date same as disbursement and/or note date but is not signed
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     or dated by borrower so cannot confirm that borrower received.
                                                                                                                                                                                                                 applicant within three (3) business days of application.                         State Compliance - South Carolina Home Loan (Complaint Agency
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not Disclosure Not Provided)
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document       Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 specifying the agency designated to receive complaints or inquiries about the    Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 origination and making of the loan.                                              Application
                                                                                                                                                                                                                 [B] Federal Compliance - Final TIL Not Provided to Borrower At or Before
                                                                                                                                                                                                                 Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
1046852132 XXXXXXXXXX XXXXXXXXXX SC    2/XX/2007  1/XX/2007    UTD        Refinance UTD                                                              D           D           D           D           D           [D] Federal Compliance - Federal HELOC Itemization of Final Costs and Fees Not   Federal Compliance - Notice of Right to Cancel Missing                                                                                 No         TNR Testing Not
                                                                                                                                                                                                                 Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at   State Compliance - South Carolina Home Loan (Complaint Agency                                                                                     Required
                                                                                                                                                                                                                 Account Opening not in file. Unable to validate accuracy of and compliance with  Disclosure Not Provided)
                                                                                                                                                                                                                 fee disclosure requirements. HELOC Fee Agreement also not in file, unable to     Federal Compliance - Property Type Not Provided
                                                                                                                                                                                                                 perform compliance points and fees tests.                                        Federal Compliance - Missing Initial Loan Application No Fees
                                                                                                                                                                                                                 [B] Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement: Truth  Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees  Federal Compliance - Costs and Fees Not Disclosed In HELOC Agreement
                                                                                                                                                                                                                 at Account opening. Unable to validate accuracy of and compliance with fee       Miscellaneous Compliance - Unable to determine occupancy, compliance
                                                                                                                                                                                                                 disclosure requirements.                                                         results were generated using a defaulted value of Primary.
                                                                                                                                                                                                                 [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 of 02/XX/2007 used as disbursement date for compliance testing.                  contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application No Fees: No evidence   Federal Compliance - Federal HELOC Itemization of Final Costs and Fees
                                                                                                                                                                                                                 of application date located in file.  Compliance tests were run using an         Not Provided
                                                                                                                                                                                                                 application date of 01/XX/2007 which is X months prior to consummation.  A
                                                                                                                                                                                                                 lookback was performed to determine this application date.   The final date used
                                                                                                                                                                                                                 for testing was 08/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing.
                                                                                                                                                                                                                 [B] Federal Compliance - Property Type Not Provided: (Missing Data) Property
                                                                                                                                                                                                                 Type. If property type is other than single family residence, state and federal testing may be impacted.
                                                                                                                                                                                                                 [B] State Compliance - South Carolina Home Loan (Complaint Agency Disclosure Not
                                                                                                                                                                                                                 Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.
1039913206 XXXXXXXXXX XXXXXXXXXX NM    2/XX/2007  1/XX/2007    Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
1032593270 XXXXXXXXXX XXXXXXXXXX UT    10/XX/2006 9/XX/2006    Primary    Refinance Cash-out -                                                       B           B           B           B           B                                                                                            Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                          Other                                                                                                                                                                                                                   Federal Compliance - TILA HELOC - Important Terms Disclosure Not
                                                                                                                                                                                                                                                                                                  Provided Timely
                                                                                                                                                                                                                                                                                                  Federal Compliance - TILA HELOC - HELOC Brochure Missing
1030807895 XXXXXXXXXX XXXXXXXXXX NC    1/XX/2008  11/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] State Compliance - North Carolina Rate Spread Threshold Test Compliant:      State Compliance - North Carolina Rate Spread Threshold Test Compliant                                                                            State HPML -
                                                                          Other                                                                                                                                  North Carolina Rate Spread Home Loan: APR on subject loan of 11.72024% or Final  Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       Compliant
                                                                                                                                                                                                                 Disclosure APR of 11.72000% is in excess of allowable threshold of US Treasury   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 4.9100% + 5%, or 9.91000% and Conventional Mortgage Rate 6.26000% + 3.75%, or    Application
                                                                                                                                                                                                                 10.01000%.  Compliant Rate Spread Home Loan.
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
1024860314 XXXXXXXXXX XXXXXXXXXX MA    10/XX/2006 9/XX/2006    Primary    Purchase                                     File does not                 D           D           D           D           D           [C] Federal Compliance - (Missing Data) Late Charge: Late Charge Type was not    Federal Compliance - TILA - Final TIL Missing                                                                                          Yes        TR Note
                                                                                                                       contain either                                                                            provided.  Any applicable Federal, State or Local compliance testing is          Miscellaneous Compliance - (Doc Error) Initial GFE not provided                                                                                   Deficiency (UAL
                                                                                                                       Preliminary or                                                                            unreliable.                                                                      Federal Compliance - (Missing Data) Late Charge                                                                                                   State)
                                                                                                                       Final Title                                                                               [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            Closing / Title - Missing Document: Note - Subject Lien not provided
1022433221 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2007  5/XX/2007    Primary    Purchase                                                                   B           B           B           B           B                                                                                            Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                                                                                                                                                                                                                                                  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                                                                                                  Application
                                                                                                                                                                                                                                                                                                  Federal Compliance - Missing Initial Loan Application Test
1021519955 XXXXXXXXXX XXXXXXXXXX NJ    6/XX/2008  5/XX/2008    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on                                                                            -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Non Same Lender Refinance
                                                                                                                                                                                                                 of 06/XX/2008 used as disbursement date for compliance testing.                  General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 application date of 05/XX/2008 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 lookback was performed to determine this application date.                       Federal Compliance - Notice of Right To Cancel Not Provided to All
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Required Parties
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine  Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        Business Days From Transaction Date
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Federal Compliance - RESPA Disclosure - Affiliated Business
                                                                                                                                                                                                                 Rule: Unable to determine if Creditor provided Affiliated Business Arrangement   Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Disclosure to applicant within three (3) business days of application due to     Application
                                                                                                                                                                                                                 missing information.                                                             Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      same lender refi
                                                                                                                                                                                                                 Missing RTC Signature Date. Unable to determine compliance with rescission       Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 timing requirements.                                                             Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2008, prior to three (3) business days from transaction date of 06/XX/2008.
                                                                                                                                                                                                                 [B] Federal Compliance - Incorrect Right To Cancel Form Used - H-9 Used on Non
                                                                                                                                                                                                                 Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of
                                                                                                                                                                                                                 Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor.
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right To Cancel Not Provided to All Required
                                                                                                                                                                                                                 Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest.
1015077231 XXXXXXXXXX XXXXXXXXXX CA    3/XX/2006  2/XX/2006    Primary    Refinance Cash-out -          [B] Closing /                                D           D           D           D           D           [D] Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used  Federal Compliance - TILA Notice of Right to Cancel Expiration Date    SELLER - GENERAL COMMENT GENERAL COMMENT                        Yes        TR HUD
                                                                          Debt Consolidation            Title -                                                                                                  For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any  Prior or equal to Disbursement Date                                    (2019-09-20): Unable to  (2019-09-20): Unable to                           Deficiency
                                                                                                        Security                                                                                                 applicable Federal, State or Local compliance testing.                           Federal Compliance - TILA Rescission - Disbursement Date Less than 3   procure.                 procure.
                                                                                                        Instrument is                                                                                            [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Business Days From Transaction Date
                                                                                                        not on a                                                                                                 Evidence of disbursement date not found in file. Security Instrument Notary Date Federal Compliance - Right of Rescission Timing - Receipt Date Missing
                                                                                                        FNMA/FHLMC                                                                                               of 03/XX/2006 used as disbursement date for compliance testing.                  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                        form and does                                                                                            [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   same lender refi
                                                                                                        not contain                                                                                              application date located in file.  Compliance tests were run using an            Federal Compliance - Missing Initial Loan Application Test
                                                                                                        the following                                                                                            application date of 02/XX/2006 which is X months prior to consummation. A        Federal Compliance - Disbursement Date Missing
                                                                                                        clauses:: ___                                                                                            lookback was performed to determine this application date.                       Closing / Title - (Doc Error) TIL Error: Borrower signature not dated.
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Closing / Title - (Doc Error) TIL Error: Final TIL not signed by all lender refi: Original Lender was not able to be determined. Unable to determine  required parties
                                                                                                                                                                                                                 if correct TILA rescission form was used.                                        General Appraisal Requirements - Due to lack of appraised value,
                                                                                                                                                                                                                 [B] Federal Compliance - Right of Rescission Timing - Receipt Date Missing:      compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                                                                                                                 Missing Final TIL Signature Date. Unable to determine compliance with rescission contract sales price or original loan amount, whichever applies.
                                                                                                                                                                                                                 timing requirements.                                                             Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Federal Compliance - Missing Final HUD-1:  HUD-1 Not Signed or Stamped
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan         Used For Fee Testing
                                                                                                                                                                                                                 transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Notice of Right to Cancel Expiration Date Prior or
                                                                                                                                                                                                                 equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of
                                                                                                                                                                                                                 Right to Cancel occurs prior to expected date(s).
1014272492 XXXXXXXXXX XXXXXXXXXX CT    11/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Federal Compliance - TILA - Final TIL Missing                                                                                                     -
                                                                          Other                                        contain either                                                                            Act: Notice of Right to Cancel was not provided.                                 Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                       Preliminary or                                                                            [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.            Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                       Final Title
1011847012 XXXXXXXXXX XXXXXXXXXX IL    10/XX/2007 10/XX/2007   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Debt Consolidation                                                                                                                     Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure  Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to     Application
                                                                                                                                                                                                                 applicant within three (3) business days of application.
1008636754 XXXXXXXXXX XXXXXXXXXX NJ    7/XX/2007  6/XX/2007    Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3         Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                        contain either                                                                            Business Days From Transaction Date: Truth in Lending Act:  Subject loan         Business Days From Transaction Date
                                                                                                                       Preliminary or                                                                            transaction disbursed on 07/XX/2007, prior to three (3) business days from
                                                                                                                       Final Title                                                                               transaction date of 07/XX/2007.
1008404927 XXXXXXXXXX XXXXXXXXXX CA    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                         File does not                 B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   General Appraisal Requirements - Due to lack of appraised value,                                                                                  -
                                                                          Other                                        contain either                                                                            application date located in file.  Compliance tests were run using an            compliance tests requiring an LTV were run off an assumed value of a
                                                                                                                       Preliminary or                                                                            application date of 11/XX/2006 which is X months prior to consummation. A        contract sales price or original loan amount, whichever applies.
                                                                                                                       Final Title                                                                               lookback was performed to determine this application date.  The final date used  Federal Compliance - Missing Initial Loan Application Test
                                                                                                                                                                                                                 for testing was 06/XX/2006.                                                      Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 [B] Federal Compliance - Notice of Right to Cancel Missing: Truth in Lending     Federal Compliance - Notice of Right to Cancel Missing
                                                                                                                                                                                                                 Act: Notice of Right to Cancel was not provided.                                 Miscellaneous Compliance - (Doc Error) Initial GFE not provided
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.
1006414694 XXXXXXXXXX XXXXXXXXXX FL    11/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - TILA HELOC - HELOC Brochure Missing: Truth in Lending   Federal Compliance - TILA HELOC - HELOC Brochure Missing                                                                                          -
                                                                          Other                                                                                                                                  Act (HELOC): HELOC Brochure not provided to borrower.
1005016573 XXXXXXXXXX XXXXXXXXXX NJ    12/XX/2006 11/XX/2006   Primary    Refinance Cash-out -                                                       A           A           A           A           A                                                                                                                                                                                                                                              -
                                                                          Other
1004871563 XXXXXXXXXX XXXXXXXXXX IN    6/XX/2005  5/XX/2005    Primary    Refinance Cash-out -                                                       B           B           B           B           B           [B] Federal Compliance - Federal FACTA Disclosure Timing Test: FACTA Disclosure  Federal Compliance - RESPA Disclosure - Affiliated Business                                                                                       -
                                                                          Other                                                                                                                                  Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably Arrangement Disclosure Not Provided Within 3 Business Days of
                                                                                                                                                                                                                 practicable time after using credit score.                                       Application
                                                                                                                                                                                                                 [B] Federal Compliance - RESPA Disclosure - Affiliated Business Arrangement      Federal Compliance - Federal FACTA Disclosure Timing Test
                                                                                                                                                                                                                 Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure
                                                                                                                                                                                                                 Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
1003791955 XXXXXXXXXX XXXXXXXXXX CA    6/XX/2005  4/XX/2005    Primary    Refinance Cash-out -                         Title missing                 B           B           B           B           B           [B] Federal Compliance - Disbursement Date Missing: Disbursement Date Missing:   Federal Compliance - TILA Rescission - Disbursement Date Less than 3                                                                              -
                                                                          Other                                                                                                                                  Evidence of disbursement date not found in file. Security Instrument Notary Date Business Days From Transaction Date
                                                                                                                                                                                                                 of 06/XX/2005 used as disbursement date for compliance testing.                  Federal Compliance - (Missing Data) Unable to determine if loan is a
                                                                                                                                                                                                                 [B] Federal Compliance - TILA HELOC - Billing Rights Disclosure Not Provided     same lender refi
                                                                                                                                                                                                                 Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided   Federal Compliance - Disbursement Date Missing
                                                                                                                                                                                                                 to borrower at time of account opening.                                          Federal Compliance - TILA HELOC - Billing Rights Disclosure Not
                                                                                                                                                                                                                 [B] Federal Compliance - (Missing Data) Unable to determine if loan is a same    Provided Timely
                                                                                                                                                                                                                 lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA Rescission - Disbursement Date Less than 3
                                                                                                                                                                                                                 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005.
1002118676 XXXXXXXXXX XXXXXXXXXX NC    11/XX/2006 10/XX/2006   Primary    Purchase                                                                   B           B           B           B           B           [B] Federal Compliance - Missing Initial Loan Application Test: No evidence of   Federal Compliance - Missing Initial Loan Application Test                                                                                        -
                                                                                                                                                                                                                 application date located in file.  Compliance tests were run using an            Federal Compliance - TILA - Final TIL Missing
                                                                                                                                                                                                                 application date of 10/XX/2006 which is X months prior to consummation. A        Miscellaneous Compliance - (Doc Error) Initial GFE not provided lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006.
                                                                                                                                                                                                                 [B] Federal Compliance - TILA - Final TIL Missing: Missing Final TIL.